UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

2009 SEMIANNUAL REPORT

COLLEGE
RETIREMENT
EQUITIES FUND

JUNE 30, 2009

Financial statements (unaudited)

Stock

Global Equities

Growth

Equity Index

Bond Market

Inflation-Linked Bond

Social Choice

Money Market

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PERFORMANCE OVERVIEW AS OF JUNE 30, 2009

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years	since inception

EQUITIES
CREF Stock	8/1/1952	–27.61%	–0.84%	–1.04%	9.43%
CREF Global Equities	5/1/1992	–30.36	–0.56	–1.08	5.88
CREF Growth	4/29/1994	–26.02	–2.01	–5.01	4.74
CREF Equity Index	4/29/1994	–26.74	–2.22	–1.78	6.43

FIXED INCOME
CREF Bond Market	3/1/1990	3.32	4.03	5.46	6.69
CREF Inflation-Linked Bond	5/1/1997	–1.87	4.45	6.78	6.23

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	–14.40	0.72	1.42	7.76

MONEY MARKET
CREF Money Market*	4/1/1988	1.20	3.14	3.12	4.51

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2009)		(7-day period ended 6/30/2009)

Effective			Current	Effective
CREF Bond Market	3.78%	CREF Money Market*	0.01%	0.01%

*

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 842-2252.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended on June 30, 2009. The report contains five main sections:

•	The performance overview on the inside front cover shows the accounts’ returns over a variety of time periods.

•

The report to CREF participants from Edward Grzybowski, the chief investment officer of TIAA-CREF Investment Management, LLC, the accounts’ investment adviser, explains how returns among various types of investments differed during the six-month period.

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2009, and the largest individual holdings the account held on that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

REPORT TO CREF PARTICIPANTS

During the first six months of 2009, stock prices in most major markets rose on signs that the worldwide economic slowdown was easing.

          The MSCI World Index, which tracks stock performance in 23 developed nations, including the United States, posted a gain of 6.4%, in dollar terms. The broad U.S. market, as measured by the Russell 3000® Index, gained 4.2%, while foreign stocks, as measured by the MSCI EAFE+Canada Index, climbed 9.3%, in terms of dollars.

          After outperforming stocks in 2008, bonds lagged stocks for the first half of 2009. The Barclays Capital U.S. Aggregate Bond Index, which tracks the broad U.S. investment-grade, fixed-rate bond market, posted a return of 1.9%. A renewed demand for corporate bonds and commercial mortgage-backed securities drove their prices higher; these two sectors returned 8.3% and 10.4%, respectively. At the same time, prices for Treasury bonds fell, and they posted a return of –4.3%.

          For the second quarter of 2009, the nation’s gross domestic product was 3.9% lower than it had been a year earlier, adjusted for inflation. In this challenging economy, companies cut their staffs, pushing the official unemployment rate to 9.5% by the end of June.

          However, cost cutting improved companies’ profitability. The Commerce Department reported that corporate profits rose by 5.3% in the first quarter of 2009, although they remained weak compared with those of twelve months earlier.

All eight CREF accounts record gains

Each of the CREF accounts posted positive results for the first half of 2009, although stock-based accounts performed best. It is our strategy to be fully invested in each asset class in which we operate, and that enabled our equity accounts to participate in the market’s rally from the day it began on March 10.

          The strongest gains of the period came from the Growth Account, which benefited from investors’ preference for growth stocks over value issues. The account returned 11.0% but lagged its benchmark.

          The Global Equities Account returned 7.4%, helped by the fact that foreign stocks outperformed U.S. equities during the period. The account outperformed its benchmark by more than one percentage point.

          The Stock Account gained 6.9%, outperforming its composite benchmark; it too was helped by its holdings in foreign stocks. The Equity Index Account had a return of 4.0%, in line with that of its benchmark.

          The Bond Market Account returned 2.4%, significantly outpacing its benchmark index. The Inflation-Linked Bond Account did better in absolute terms, gaining 4.6%, but trailed its benchmark.

2	2009 Semiannual Report ▪ College Retirement Equities Fund

Edward J. Grzybowski Chief Investment Officer TIAA-CREF Investment Management, LLC

          The Social Choice Account, which invests in both stocks and bonds, achieved gains in both segments. The account returned 5.2%, outperforming its composite benchmark.

          The Money Market Account was adversely affected by the low interest rates that prevailed throughout the period. It returned 0.1%, in line with the performance of the average U.S. money market fund, as measured by iMoneyNet.

Pursuing consistent growth through diversification

Despite the gains of the first half of 2009, U.S. stocks, as measured by the Russell 3000 Index, were still down 26.6% for the twelve months ended June 30, 2009. For the ten-year period, their average annual return was –1.5%.

          However, the average annual return for U.S. investment-grade bonds during the same ten years was 6.0%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          These returns run sharply counter to investors’ expectations. During the period from 1926 to 2008, large-cap U.S. stocks have produced a compound annual return of 9.6%; government bonds have returned 5.7%.

          While no investment strategy can guarantee against loss, diversifying your assets helps your portfolio to benefit when the markets perform in unexpected ways. Diversification can help to limit your losses when declines occur in one investment area but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

          As you probably know, TIAA-CREF offers a range of investment options that extends beyond stocks and bonds to include the TIAA Traditional Annuity and the TIAA Real Estate Account.

          If you would like help finding the mix best suited to your financial needs, time horizon and attitude towards risk, please visit our website, or call TIAA-CREF.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

College Retirement Equities Fund ▪ 2009 Semiannual Report	3

MORE INFORMATION FOR CREF PARTICIPANTS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, and they are available to participants.

          You can obtain a complete list of CREF’s holdings (called “CREF Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

4	2009 Semiannual Report ▪ College Retirement Equities Fund

SPECIAL TERMS

Agency securities are bonds issued by U.S. government-backed entities such as the Federal National Mortgage Association (Fannie Mae).

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They may offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE+Canada Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of an annuity account. It is expressed as a percentage of the account’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other U.S. government-backed entities.

Overweight holding is a security that forms a larger percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of an account in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

*

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. You cannot invest directly in any index.

College Retirement Equities Fund ▪ 2009 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on January 1, 2009, and held for six months until June 30, 2009.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts and mutual funds.

6	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Stock Account returned 6.91% for the period, compared with the 6.44% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index, the MSCI EAFE+Canada Small Cap Index and the MSCI Emerging Markets Index.

Second-quarter rally lifts stocks

Both U.S. and foreign stocks posted positive returns for the first half of 2009. After recording double-digit losses for the first three months of the year, stocks rebounded strongly in the second quarter.

          The U.S. economy remained mired in a deep downturn, but a slowing in the pace of economic decline was enough to lift stock prices in the second quarter. The Russell 3000 Index, a broad measure of the U.S. stock market, rose 16.82%—its largest gain for a single quarter since the fourth quarter of 1998. For the six months, the Russell 3000 was up 4.20%.

          The MSCI EAFE+Canada Index, which measures stock performance in 22 developed nations excluding the United States, rose 17.25% in terms of local currencies during the second quarter. A stronger euro, pound and yen, relative to the dollar, magnified this gain for U.S. investors. In dollar terms, the EAFE+Canada index climbed 25.86% in the second quarter and 9.32% for the six-month period.

          The MSCI Emerging Markets Index, which tracks stocks in 22 emerging markets, soared 36.01% in dollars during the six months.

Stock selections boost relative performance

The account’s return surpassed that of the broad U.S. stock market by more than two-and-a-half percentage points, largely because more than one-quarter of the account’s portfolio was allocated to foreign stocks, which strongly outperformed domestic issues. The account was further boosted by numerous favorable stock selections.

          Primary contributors to the account’s outperformance, versus its composite benchmark, included a lower-than-benchmark weighting in Exxon Mobil, a stock that lost 10% during the period, and positions in two nonbenchmark oil companies—Brazil’s Petrobras and Canada’s Suncor Energy. Overweight positions in two financial services firms, Goldman Sachs and Bermuda-based insurer XL Capital, also helped the account’s relative return.

          Holdings that detracted from the account’s performance included overweight positions in Wells Fargo, Japanese game maker Nintendo and Italian bank Unicredito Italiano. An underweight in Deutsche Bank also reduced the account’s relative return.

College Retirement Equities Fund ▪ 2009 Semiannual Report	7

CREF STOCK ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, index risk, quantitative analysis risk, foreign investment risk, small-cap/mid-cap risk, large-cap risk and active management risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000®Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States; the MSCI Emerging Markets Index, which measures stocks in 22 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 22 developed nations excluding the United States. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Stock Account	6.91%	–27.61%	–0.84%	–1.04%

CREF Composite Benchmark	6.44	–27.47	–0.67	–0.69

Benchmark components (percentage of composite index)

Russell 3000 Index (71.9%)	4.20	–26.56	–1.84	–1.46
MSCI EAFE+Canada Index (22.5%)	9.32	–31.62	2.87	1.67
MSCI Emerging Markets Index (3.9%)	36.01	–28.07	14.72	—
MSCI EAFE+Canada Small Cap Index (1.7%)	22.13	–29.64	2.53	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $9,009 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	9

CREF STOCK ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Stock Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,069.10	$3.13
5% annual hypothetical return	1,000.00	1,021.74	3.06

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.61%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	8/1/1952
Net assets	$80.63 billion
Number of holdings	7,690
Portfolio turnover rate (not annualized)	33%
Weighted median market capitalization	$23.8 billion
P/E ratio (weighted 12-month trailing average)	18.8
Dividend yield	2.51%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	59.77
$4 billion–$15 billion	20.72
Under $4 billion	19.51

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	64.0
Japan	4.6
United Kingdom	4.5
Switzerland	2.3
Canada	2.0
Germany	1.8
France	1.7
51 other nations	9.7
Short-term investments	9.4

Total	100.0

PORTFOLIO COMPOSITION

% of net assets

Consumer products & services	26.1
Financial	18.0
Manufacturing & materials	16.7
Technology	16.0
Energy	10.7
Health care	7.9
Utilities	4.5
Short-term investments	10.3
Other assets & liabilities, net	–10.2

Total	100.0

10	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Global Equities Account returned 7.38% for the period, compared with the 6.35% return of its benchmark, the MSCI World Index.

Global stocks rebound

Amid signs that the pace of global economic decline was easing, nearly every stock market represented in the MSCI World Index posted positive returns in the first half of 2009. Gains came in the second quarter, when the World index soared 20.75% in dollar terms, following an 11.92% loss in the first three months of the year.

          The rising value of the euro, pound and yen, relative to the dollar, magnified foreign stock gains for U.S. investors. In terms of local currencies, the World index advanced 16.46% in the second quarter and 4.77% for the six-month period.

Pacific stocks lead the pack

For the period, the benchmark’s Pacific segment rose 9.7% in dollar terms. Japan, the largest component of the segment, based on market capitalization at the end of the period, was up only 2.6%, while other Pacific stocks surged 29.0%.

          The benchmark’s European segment gained 7.0% in dollars. British, French and German stocks—the three largest components of this segment in terms of market capitalization—had divergent returns of 13.0%, 2.1% and –0.6%, respectively.

          North American stocks, representing more than half of the benchmark’s market capitalization on June 30, 2009, returned 5.0% in dollar terms.

Stock selections buoy returns

The account outperformed its benchmark due to numerous successful stock selections. Among the chief contributors was a nonbenchmark holding in U.S. data storage device maker Brocade Communications. Lower-than-benchmark weightings in underperforming stocks Exxon Mobil and Procter & Gamble also helped, as did overweight positions that included Bermuda-based insurer XL Capital, health and life insurance provider Aflac and U.K.-based software firm Autonomy.

          Positions that detracted from the account’s relative return included underweights in two banking giants—Wells Fargo and Britain’s Barclays. Overweights that hurt performance included Japanese game maker Nintendo and Italian bank Unicredito Italiano. A position in Israeli drug manufacturer Teva Pharmaceutical, a nonbenchmark holding, also reduced the account’s return. Teva was held as an American Depositary Receipt, a receipt for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund ▪ 2009 Semiannual Report	11

CREF GLOBAL EQUITIES ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, quantitative analysis risk, index risk, foreign investment risk, small-cap/mid-cap risk, active management risk and large-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The MSCI World Index is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Global Equities Account	7.38%	–30.36%	–0.56%	–1.08%

MSCI World Index	6.35	–29.50	0.03	–0.85

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

12	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $8,975 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	13

CREF GLOBAL EQUITIES ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Global Equities Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,073.80	$3.50
5% annual hypothetical return	1,000.00	1,021.39	3.41

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.68%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1992
Net assets	$10.50 billion
Number of holdings	2,201
Portfolio turnover rate (not annualized)	38%
Weighted median market capitalization	$29.7 billion
P/E ratio (weighted 12-month trailing average)	18.8
Dividend yield	2.92%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	65.79
$4 billion–$15 billion	23.13
Under $4 billion	11.08

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	42.4
United Kingdom	9.6
Japan	7.7
Switzerland	4.0
Germany	3.9
Canada	3.5
France	3.4
Australia	2.6
37 other nations	10.9
Short-term investments	12.0

Total	100.0

PORTFOLIO COMPOSITION

% of net assets

Consumer products & services	28.6
Financial	23.0
Manufacturing & materials	16.0
Technology	12.0
Energy	10.7
Health care	5.4
Utilities	4.0
Short-term investments	13.5
Other assets & liabilities, net	–13.2

Total	100.0

14	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Growth Account returned 10.96% for the period, compared with the 11.53% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth jumps, as large-cap value stumbles

For the six-month period, large-cap growth stocks strongly outperformed large-cap value issues, which lost 2.87%, as measured by the Russell 1000 Value Index. This reverses a protracted trend: During the decade that ended December 31, 2008, large-cap value had outpaced large-cap growth in eight out of ten years.

          For the ten years ended June 30, 2009, the Russell 1000 Growth Index posted an average annual return of –4.18%—more than four percentage points behind the –0.15% average annual return of the Russell 1000 Value Index.

Technology drives the benchmark’s climb

Eleven of the benchmark’s twelve industry sectors achieved positive returns for the six-month period, with four scoring double-digit gains. Returns were propelled chiefly by the 26.7% return of the technology sector, which made up more than one quarter of the benchmark’s market capitalization as of June 30, 2009. The next two largest contributions came from the “other energy” and consumer discretionary sectors, which returned 24.2% and 7.2%, respectively. Together these three sectors constituted nearly half of the benchmark’s market capitalization.

Stock selections trim return

The account underperformed its benchmark because of unfavorable stock selections. These included positions in educational provider Apollo Group, General Mills and Wells Fargo that were overweight, relative to their benchmark weightings, and an underweight in drug maker Schering-Plough. An out-of-benchmark position in Japanese game maker Nintendo also detracted from relative performance.

          The negative effects of these holdings were partially offset by a number of successful stock selections, including overweights in Goldman Sachs and Coach, a maker of fashion accessories. An underweight position in Procter & Gamble also aided relative results.

          On June 30, 2009, foreign securities made up 4.62% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund ▪ 2009 Semiannual Report	15

CREF GROWTH ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk, large-cap risk, active management risk, index risk, quantitative analysis risk and growth investing style risk. The account is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Growth Account	10.96%	–26.02%	–2.01%	–5.01%

Russell 1000 Growth Index	11.53	–24.50	–1.83	–4.18

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

16	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $5,978 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	17

CREF GROWTH ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Growth Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid (1/1/09– 6/30/09)	*

Actual return	$1,000.00	$1,109.60	$3.14
5% annual hypothetical return	1,000.00	1,021.79	3.01

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.60%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$9.54 billion
Number of holdings	701
Portfolio turnover rate (not annualized)	50%
Weighted median market capitalization	$35.3 billion
P/E ratio (weighted 12-month trailing average)	17.3
Dividend yield	1.62%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	65.77
$4 billion–$15 billion	24.71
Under $4 billion	9.52

Total	100.00

PORTFOLIO COMPOSITION

% of net assets

Technology	30.2
Consumer products & services	29.9
Manufacturing & materials	13.1
Health care	11.3
Financial	7.4
Energy	5.1
Utilities	0.9
Short-term investments	2.2
Other assets & liabilities, net	–0.1

Total	100.0

18	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Equity Index Account returned 4.01% for the period, compared with the 4.20% return of its benchmark, the Russell 3000® Index.

Stocks surge in the second quarter

The broad-based Russell 3000 Index began 2009 having suffered its worst calendar year since the index began in 1979, but it ended the six-month period solidly in the plus column. Amid rising unemployment, depressed corporate profits and ongoing problems in the financial sector, the index dropped 10.80% in the first quarter of 2009, its sixth consecutive quarterly decline.

          Financial conditions eased somewhat in the second quarter, when programs initiated by the Federal Reserve and other central banks began to stimulate the flow of credit. As a result, many investors abandoned the safety of U.S. Treasury securities for the potentially higher returns of stocks and corporate bonds, and the Russell 3000 Index soared 16.82%—its best quarterly return since 1998.

          Foreign stocks, as measured by the MSCI EAFE Index, rose 7.95% for the period, after suffering steeper declines than domestic issues in 2008. For the ten years ended June 30, 2009, however, the average annual return of the Russell 3000 Index was –1.46%, versus 1.18% for the EAFE.

Tech stocks drive the benchmark

Eight of the benchmark’s twelve industry sectors recorded positive returns for the period, with three posting double-digit gains. The advance was primarily driven by the 26.9% surge of the benchmark’s largest sector—technology—which made up more than one-sixth of the index on June 30, 2009. The “other energy” and materials and processing sectors rose 18.0% and 11.9%, respectively.

          The ongoing uncertainty in the markets was demonstrated by declines in the integrated oils sector, which dropped 11.1%, and in financials, down 4.0%.

Largest stocks generally decline

Although the Russell 3000 Index scored positive results for the six months, four of its five largest stocks lost ground. Only Microsoft, benefiting from the rally in tech stocks, gained; it rose 24.6%. In descending order according to market capitalization, the other four stocks performed as follows: Exxon Mobil, –10.1%; Johnson & Johnson, –2.3%; Procter & Gamble, –15.1%; and AT&T, –9.3%.

          For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

College Retirement Equities Fund ▪ 2009 Semiannual Report	19

CREF EQUITY INDEX ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, index risk, large-cap risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Equity Index Account	4.01%	–26.74%	–2.22%	–1.78%

Russell 3000 Index	4.20	–26.56	–1.84	–1.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $8,352 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	21

CREF EQUITY INDEX ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Equity Index Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid (1/1/09– 6/30/09)	*

Actual return	$1,000.00	$1,040.10	$2.58
5% annual hypothetical return	1,000.00	1,022.24	2.56

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.51%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$7.64 billion
Number of holdings	2,966
Portfolio turnover rate (not annualized)	4%
Weighted median market capitalization	$24.2 billion
P/E ratio (weighted 12-month trailing average)	18.4
Dividend yield	2.19%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	60.39
$4 billion–$15 billion	19.36
Under $4 billion	20.25

Total	100.00

PORTFOLIO COMPOSITION

% of net assets

Consumer products & services	22.9
Technology	20.5
Financial	15.3
Manufacturing & materials	14.9
Health care	10.7
Energy	10.6
Utilities	4.5
Short-term investments	0.7
Other assets & liabilities, net	–0.1

Total	100.0

22	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Bond Market Account returned 2.42% for the period, compared with the 1.90% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds post modest gains

During the first half of 2009, unemployment rose, corporate profits remained weak and problems in the financial sector persisted. In response, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0%. To fund the government’s recovery efforts, the central bank announced plans to purchase U.S. Treasury securities.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned just 0.12% for the first quarter of 2009, when investors worried that the increased issuance of Treasuries could depress their prices. As investor concerns receded in the second quarter, bonds rallied, and the index gained 1.78%.

Treasuries bow to corporates

With Treasury yields low and signs appearing that the Fed’s efforts were starting to pay off, fixed-income investors again sought the higher returns of corporate and other non-government securities. Sectors of the benchmark that had previously performed poorly now excelled, while former top performers languished. Asset-backed securities surged 15.78% for the period, while commercial mortgage-backed securities rose 10.36% and corporate bonds gained 8.32%. Conversely, the high flyers of 2008—U.S. Treasury and agency securities—lost 4.30% and 0.04%, respectively.

          As their prices fell, Treasury yields rose. The yield on 2-year Treasury notes rose to 1.11% on June 30, 2009, from 0.76% at year-end 2008. The yield on 10-year Treasury notes soared to 3.53% from 2.25%.

Sector positions help the account

The account topped its benchmark for the period primarily because of advantageous sector weightings, relative to the Barclays Capital index. Overweight holdings in corporate and asset-backed securities, which had dampened the account’s return in 2008, boosted its performance during the period, as did underweight positions in flagging U.S. Treasury and agency securities. Overweight investments in higher-yielding, lower-quality debt securities further contributed to the account’s outperformance. However, an underweight position in commercial mortgage-backed securities reduced returns.

College Retirement Equities Fund ▪ 2009 Semiannual Report	23

CREF BOND MARKET ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest rate risk, prepayment risk, extension risk, active management risk, market volatility and liquidity risk and illiquid security risk. In addition, the account is subject to the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Bond Market Account	2.42%	3.32%	4.03%	5.46%

Barclays Capital U.S. Aggregate Bond Index	1.90	6.05	5.01	5.98

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

24	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $17,009 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	25

CREF BOND MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Bond Market Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,024.20	$2.36
5% annual hypothetical return	1,000.00	1,022.44	2.36

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$9.39 billion
Number of issues	1,007
Portfolio turnover rate (not annualized)	118%
Average quality	Aa1/AA+
Option-adjusted duration	4.19 years
Average coupon	5.01%
Average yield to maturity	4.73%
Average maturity	5.61 years

PORTFOLIO COMPOSITION

% of net assets

Mortgage-backed securities†	37.5
Corporate bonds	23.6
U.S. Treasury securities	18.0
Foreign government & corporate bonds denominated in U.S. dollars	6.8
U.S. agency securities	5.5
Asset-backed securities	3.4
Commercial mortgage-backed securities	3.3
Mutual funds	0.1
Short-term investments	9.1
Other assets & liabilities, net	–7.3

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

26	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Inflation-Linked Bond Account returned 4.62% for the period, compared with the 6.21% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

TIPS gain on inflation concerns

During the first half of 2009, unemployment rose, corporate profits remained weak and problems in the financial sector persisted. In response, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0%. To help fund the federal government’s recovery efforts, the Fed announced plans to purchase massive amounts of U.S. Treasury and agency securities.

          The Barclays Capital U.S. TIPS index soared 5.52% in the first quarter of 2009, when oil prices rose and investors worried that the government’s economic stimulus legislation, plus the increased issuance of Treasuries, could trigger long-term inflation. However, these concerns abated when year-over-year inflation, as measured by the Consumer Price Index, fell in each of the last four months of the period. Although oil prices continued to climb—from $46 a barrel at the beginning of the year to $70 at period-end—consumer prices at the end of June were 1.4% lower than they had been a year earlier, and the TIPS index returned just 0.66% for the second quarter.

TIPS take the lead

After lagging the broad bond market in 2008, the TIPS index topped the 1.90% six-month return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the ten years ended June 30, 2009, the 7.24% average annual return of TIPS was well ahead of the 5.98% average annual gain of the Barclays Capital aggregate index.

The account lags its benchmark

The account lagged the TIPS index largely because the account uses a method of valuing individual securities different from that of its benchmark. This can cause short-term variations in the account’s return relative to its benchmark’s. In addition, the account’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the benchmark. This strategy is designed to help the account more closely track the performance of its benchmark.

College Retirement Equities Fund ▪ 2009 Semiannual Report	27

CREF INFLATION-LINKED BOND ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest rate risk, prepayment risk, extension risk, active management risk and the risks of inflation-indexed bonds. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	4.62%	–1.87%	4.45%	6.78%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series L)	6.21	–1.11	4.94	7.24

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

28	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $19,270 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	29

CREF INFLATION-LINKED BOND ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Inflation-Linked Bond Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,046.20	$2.38
5% annual hypothetical return	1,000.00	1,022.44	2.36

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1997
Net assets	$6.71 billion
Number of issues	29
Portfolio turnover rate (not annualized)	10%
Average quality	AAA
Option-adjusted duration	7.95 years
Average coupon	2.33%
Average yield to maturity	0.93%
Average maturity	9.17 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	0.2
1–3 years	11.8
3–5 years	20.6
5–10 years	37.1
10–20 years	28.7
Over 20 years	1.6

Total	100.0

30	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Social Choice Account returned 5.21% for the period, compared with the 4.39% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. The account screens investments according to social criteria, while the benchmark does not.

Exclusion of major stocks lifts return

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. During the period, the net effect of avoiding these stocks was to increase the account’s return relative to that of its benchmark.

          The avoidance of three major energy companies—Exxon Mobil (down 10.1%), ConocoPhillips (down 16.5%) and Chevron (down 8.0%)—had a positive effect on relative performance. The exclusion of General Electric, AT&T, Wal-Mart, Citigroup and Pfizer also significantly aided returns.

          In contrast, the absence of Apple, which rose 65.1% during the first half of the year, was the portfolio’s biggest detractor from relative performance. The exclusion of mining giants Rio Tinto and BHP Billiton, as well as two large financial companies, Britain’s Barclays and France’s BNP Paribas, also hindered returns.

Strategies help mitigate risk

Because of the exclusion of some stocks, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.

          During the six-month period, the account’s relative return was enhanced by overweight positions in Swiss banking giant Credit Suisse, international diversified mining company Xstrata and Canada’s Suncor Energy.

          Overweight positions that hurt returns included NTT Docomo, a leading Japanese mobile communications provider; Germany’s Deutsche Post; and Swiss Reinsurance.

Bonds boost account’s return

During the period, the account’s fixed-income component generated a positive return and contributed to the account’s outperformance. In relative terms, the bond segment outpaced the Barclays Capital index, primarily because of overweight positions in corporate, mortgage-backed and taxable municipal securities, all of which performed well during the six-month period. An underweight position in U.S. Treasuries, in combination with a slightly shorter duration, also aided performance.

College Retirement Equities Fund ▪ 2009 Semiannual Report	31

CREF SOCIAL CHOICE ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk, income volatility risk, credit risk, call risk, interest rate risk, prepayment risk, extension risk, active management risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Social Choice Account	5.21%	–14.40%	0.72%	1.42%

CREF Social Choice Composite Benchmark	4.39	–14.74	1.03	1.49

Benchmark components (percentage of composite index)
Russell 3000 Index (47%)	4.20	–26.56	–1.84	–1.46
Barclays Capital U.S. Aggregate Bond Index (40%)	1.90	6.05	5.01	5.98
MSCI EAFE+Canada Index (13%)	9.32	–31.62	2.87	1.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

32	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $11,513 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	33

CREF SOCIAL CHOICE ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Social Choice Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,052.10	$2.70
5% annual hypothetical return	1,000.00	1,022.14	2.66

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.53%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$7.29 billion
Portfolio turnover rate (not annualized)	53%

Equity segment
Number of holdings	1,354
Weighted median market capitalization	$18.7 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	2.23%

Fixed-income segment
Number of issues	671
Average quality	Aa1/AA+
Option-adjusted duration	4.20 years
Average coupon	5.01%
Average yield to maturity	5.21%
Average maturity	5.86 years

PORTFOLIO COMPOSITION

% of net assets

Equities	59.2
Long-term bonds	39.1
Short-term investments	10.0
Other assets & liabilities, net	–8.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Equity segment	% of equity investments

Over $15 billion	57.86
$4 billion–$15 billion	27.71
Under $4 billion	14.43

Total	100.00

34	2009 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The CREF Money Market Account returned 0.11% for the period, compared with the 0.14% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The credit market slowly revives

The downturn in the U.S. economy stretched into 2009. Gross domestic product contracted in the first quarter—its third consecutive quarterly decline. Unemployment reached 9.5% in June. Instability in the financial sector restrained the flow of credit during much of the year’s first half.

          The Federal Reserve responded by keeping its target federal funds rate—the interest rate commercial U.S. banks charge one another for overnight loans—near 0%. It also continued to guarantee the purchase of certain hard-to-sell securities. At the same time, the federal government required the nation’s largest banks to undergo “stress tests” to assure that they were sufficiently capitalized to weather a prolonged downturn. By mid-year, a number of banks had strengthened their positions, and lending activity increased.

LIBOR falls as conditions improve

As the credit market gradually unlocked, the LIBOR declined, and businesses were paying a smaller premium to borrow cash. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) For the six-month period, the one-month LIBOR fell from 0.44% to 0.31%; the twelve-month LIBOR dropped from 2.00% to 1.61%.

Strategies help the account weather a challenging environment

Amid continued uncertainty in the money markets, the account produced a return similar to that of the average iMoneyNet fund.

          At opportune times during the period, the account purchased fixed-rate government securities with longer maturities to benefit from their higher yields. On June 30, 2009, the account’s weighted average maturity was 72 days, versus 50 days for the average iMoneyNet fund. For more flexibility, the account invested in floating-rate securities issued by U.S. agencies. To minimize risk, it restricted its holdings of corporate debt securities to those with short-term maturities.

          On June 30, 2009, foreign securities made up 18.99% of the account’s total portfolio investments.

College Retirement Equities Fund ▪ 2009 Semiannual Report	35

CREF MONEY MARKET ACCOUNT

INVESTMENT OBJECTIVE

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to current income risk, company risk, income volatility risk and interest rate risk. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 30, 2009*

	Current yield	Effective yield

CREF Money Market Account	0.01%	0.01%

iMoneyNet Money Fund Report AveragesTM—All Taxable	0.11	0.11

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Money Market Account	0.11%	1.20%	3.14%	3.12%

iMoneyNet Money Fund Report Averages—All Taxable	0.14	0.91	2.91	2.86

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit. Accumulation unit values will fluctuate.

36	2009 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on June 30, 1999, would be worth $13,602 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

College Retirement Equities Fund ▪ 2009 Semiannual Report	37

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2009

CREF Money Market Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)

Actual return	$1,000.00	$1,001.10	$2.23
5% annual hypothetical return	1,000.00	1,022.54	2.26

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/1/1988
Net assets	$14.80 billion

PORTFOLIO COMPOSITION

% of net assets

Commercial paper	40.2
U.S. government & agency securities	37.4
Certificates of deposit	13.1
Floating-rate securities, U.S. agency	6.7
Banker’s acceptances	2.1
Floating-rate securities, corporate	0.5

Total	100.0

38	2009 Semiannual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Principal		Issuer		Value (000)		% of net assets

BONDS

CORPORATE BONDS
BUSINESS SERVICES				$—	^	0.00	%**

HOTELS AND OTHER LODGING PLACES				46		0.00	**

METAL MINING				—	^	0.00	**

		TOTAL CORPORATE BONDS	(Cost $37)	46		0.00	**

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				347		0.00	**

		TOTAL GOVERNMENT BONDS	(Cost $323)	347		0.00	**

		TOTAL BONDS	(Cost $360)	393		0.00	**

Shares		Company

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS				10,932		0.01

AGRICULTURAL PRODUCTION-CROPS				3,304		0.00	**

AGRICULTURAL PRODUCTION-LIVESTOCK				4,027		0.01

AGRICULTURAL SERVICES				3,861		0.00	**

AMUSEMENT AND RECREATION SERVICES				460,756		0.57

APPAREL AND ACCESSORY STORES				422,729		0.52

APPAREL AND OTHER TEXTILE PRODUCTS				254,304		0.32

AUTO REPAIR, SERVICES AND PARKING				88,439		0.11

AUTOMOTIVE DEALERS AND SERVICE STATIONS				119,526		0.15

BUILDING MATERIALS AND GARDEN SUPPLIES				451,523		0.56

BUSINESS SERVICES
1,421,049	*	Google, Inc (Class A)		599,101		0.74
431,900	a	Information Development Co		2,555		0.00	**
15,915	a	Intelligent Wave, Inc		2,808		0.00	**
47,147,001		Microsoft Corp		1,120,685		1.39
22,335,143		Oracle Corp		478,420		0.60
		Other		3,026,154		3.76

				5,229,723		6.49

CHEMICALS AND ALLIED PRODUCTS
7,913,578		Abbott Laboratories		372,254		0.46
7,730,878	*	Amgen, Inc		409,272		0.51
6,781,421	*	Gilead Sciences, Inc		317,641		0.40
17,309,982		Johnson & Johnson		983,206		1.22
8,973,052	e	Merck & Co, Inc		250,887		0.31
4,172,082		Monsanto Co		310,152		0.39
38,855,196		Pfizer, Inc		582,827		0.72
14,699,202		Procter & Gamble Co		751,128		0.93

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS—continued
7,108,890		Wyeth	$322,672	0.40%
		Other	4,976,551	6.17

			9,276,590	11.51

COAL MINING			202,555	0.25

COMMUNICATIONS
34,668,886		AT&T, Inc	861,176	1.07
18,773,722		Comcast Corp (Class A)	272,032	0.34
15,495,670		Verizon Communications, Inc	476,183	0.59
		Other	2,423,623	3.00

			4,033,014	5.00

DEPOSITORY INSTITUTIONS
23,783,724		Banco Santander Central Hispano S.A.	285,603	0.35
49,896,360		Bank of America Corp	658,631	0.82
23,363,985		JPMorgan Chase & Co	796,945	0.99
29,075,535		Wells Fargo & Co	705,371	0.87
		Other	4,634,055	5.75

			7,080,605	8.78

EATING AND DRINKING PLACES
6,045,670		McDonald’s Corp	347,565	0.43
		Other	458,988	0.57

			806,553	1.00

EDUCATIONAL SERVICES			174,503	0.22

ELECTRIC, GAS, AND SANITARY SERVICES			3,797,999	4.71

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,286,736	*	Apple Computer, Inc	752,989	0.93
35,503,591	*	Cisco Systems, Inc	661,786	0.82
59,559,480		General Electric Co	698,036	0.87
37,621,283		Intel Corp	622,632	0.77
9,875,039		Qualcomm, Inc	446,352	0.55
		Other	2,737,942	3.40

			5,919,737	7.34

ENGINEERING AND MANAGEMENT SERVICES
11,960	a,e	Digital Garage, Inc	10,391	0.01
		Other	739,712	0.92

			750,103	0.93

ENVIRONMENTAL QUALITY AND HOUSING			265	0.00	**

EXECUTIVE, LEGISLATIVE AND GENERAL			680	0.00	**

FABRICATED METAL PRODUCTS			387,325	0.48

FISHING, HUNTING, AND TRAPPING			923	0.00	**

40	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

FOOD AND KINDRED PRODUCTS
12,305,901		Coca-Cola Co	$590,560	0.73%
7,405,425		Nestle S.A.	278,892	0.35
8,867,335		PepsiCo, Inc	487,349	0.60
		Other	1,796,493	2.23

			3,153,294	3.91

FOOD STORES			536,250	0.67

FORESTRY			51,123	0.06

FURNITURE AND FIXTURES			63,305	0.08

FURNITURE AND HOME FURNISHINGS STORES			228,474	0.28

GENERAL BUILDING CONTRACTORS			424,985	0.53

GENERAL MERCHANDISE STORES
13,815,877		Wal-Mart Stores, Inc	669,240	0.83
		Other	616,683	0.76

			1,285,923	1.59

HEALTH SERVICES			807,736	1.00

HEAVY CONSTRUCTION, EXCEPT BUILDING			137,452	0.17

HOLDING AND OTHER INVESTMENT OFFICES
1,598,400	*,a,m	First NIS Regional Fund SICAV	16	0.00	**
2,673,802		SPDR Trust Series 1	245,775	0.31
		Other	1,429,170	1.77

			1,674,961	2.08

HOTELS AND OTHER LODGING PLACES			164,351	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT
16,337,506		Hewlett-Packard Co	631,445	0.79
7,358,459		International Business Machines Corp	768,369	0.95
		Other	2,387,883	2.96

			3,787,697	4.70

INSTRUMENTS AND RELATED PRODUCTS
21,967,242	*,a	MPM Bioventures II	8,964	0.01
4,216,676	*,a	Skyline Venture Fund II Ltd	997	0.00	**
		Other	2,185,167	2.71

			2,195,128	2.72

INSURANCE AGENTS, BROKERS AND SERVICE			217,138	0.27

INSURANCE CARRIERS			2,830,244	3.51

JUSTICE, PUBLIC ORDER AND SAFETY			21,127	0.03

LEATHER AND LEATHER PRODUCTS			139,470	0.17

LEGAL SERVICES			25,754	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT			14,236	0.02

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

LUMBER AND WOOD PRODUCTS		$18,312	0.02%

METAL MINING		1,468,712	1.82

MISCELLANEOUS MANUFACTURING INDUSTRIES		164,692	0.20

MISCELLANEOUS REPAIR SERVICES		172	0.00	**

MISCELLANEOUS RETAIL
10,116,433	CVS Corp	322,410	0.40
	Other	722,096	0.90

		1,044,506	1.30

MOTION PICTURES		423,157	0.53

NONDEPOSITORY INSTITUTIONS		746,806	0.93

NONMETALLIC MINERALS, EXCEPT FUELS		52,400	0.07

OIL AND GAS EXTRACTION
8,289,997	Occidental Petroleum Corp	545,564	0.68
6,200,285	Schlumberger Ltd	335,497	0.42
	Other	3,101,154	3.84

		3,982,215	4.94

PAPER AND ALLIED PRODUCTS		348,824	0.43

PERSONAL SERVICES		95,237	0.12

PETROLEUM AND COAL PRODUCTS
41,222,630	BP plc	324,041	0.40
10,772,473	Chevron Corp	713,677	0.89
6,772,524	ConocoPhillips	284,852	0.35
24,025,160	Exxon Mobil Corp	1,679,600	2.08
	Other	1,222,283	1.52

		4,224,453	5.24

PIPELINES, EXCEPT NATURAL GAS		80,192	0.10

PRIMARY METAL INDUSTRIES		792,721	0.98

PRINTING AND PUBLISHING		319,454	0.40

RAILROAD TRANSPORTATION		620,318	0.77

REAL ESTATE		483,303	0.60

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		324,305	0.40

SECURITY AND COMMODITY BROKERS
3,680,500	Goldman Sachs Group, Inc	542,654	0.67
	Other	1,375,805	1.71

		1,918,459	2.38

SOCIAL SERVICES		5,788	0.01

SPECIAL TRADE CONTRACTORS		61,490	0.08

STONE, CLAY, AND GLASS PRODUCTS		444,093	0.55

TEXTILE MILL PRODUCTS		35,065	0.04

42	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

TOBACCO PRODUCTS
11,149,493	Philip Morris International, Inc	$486,341	0.60%
Other	487,545	0.61

973,886	1.21

TRANSPORTATION BY AIR	256,313	0.32

TRANSPORTATION EQUIPMENT
2,850,468	a,e	American Axle & Manufacturing Holdings, Inc	9,806	0.01
Other	2,204,965	2.74

2,214,771	2.75

TRANSPORTATION SERVICES	151,586	0.19

TRUCKING AND WAREHOUSING	349,644	0.43

WATER TRANSPORTATION	204,660	0.25

WHOLESALE TRADE-DURABLE GOODS	760,973	0.94

WHOLESALE TRADE-NONDURABLE GOODS	707,032	0.88

TOTAL COMMON STOCKS	(Cost $92,570,105)	80,512,163	99.86

PREFERRED STOCKS
FOOD AND KINDRED PRODUCTS	11,022	0.02

HOLDING AND OTHER INVESTMENT OFFICES	3,347	0.00	**

SECURITY AND COMMODITY BROKERS	2,454	0.00	**

TRANSPORTATION BY AIR	—	^	0.00	**

TOTAL PREFERRED STOCKS	(Cost $24,328)	16,823	0.02

RIGHTS / WARRANTS
BUSINESS SERVICES	36	0.00	**

CHEMICALS AND ALLIED PRODUCTS	—	^	0.00	**

COMMUNICATIONS	69	0.00	**

DEPOSITORY INSTITUTIONS	14	0.00	**

EATING AND DRINKING PLACES	5	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES	199	0.00	**

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	352	0.00	**

FABRICATED METAL PRODUCTS	1	0.00	**

FOOD AND KINDRED PRODUCTS	172	0.00	**

FURNITURE AND FIXTURES	56	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES	83	0.00	**

HOTELS AND OTHER LODGING PLACES	44	0.00	**

INDUSTRIAL MACHINERY AND EQUIPMENT	64	0.00	**

METAL MINING	31,971	0.04

MISCELLANEOUS MANUFACTURING INDUSTRIES	257	0.00	**

NONDEPOSITORY INSTITUTIONS	256	0.00	**

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Shares	Company		Value (000)	% of net assets

PRIMARY METAL INDUSTRIES			$4	0.00	%**

REAL ESTATE			280	0.00	**

WATER TRANSPORTATION			137	0.00	**

WHOLESALE TRADE-NONDURABLE GOODS			459	0.00	**

	TOTAL RIGHTS / WARRANTS	(Cost $42,691)	34,459	0.04

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		(Cost $259,316)	259,334	0.32

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$440,000,000	Barclays Capital		440,000	0.55
587,000,000	Bank of America Corp		587,000	0.73
650,000,000	BNP Paribas, Inc		650,000	0.81
600,000,000	Deutsche Bank		600,000	0.74
500,000,000	HSBC Corp		500,000	0.62
400,000,000	ING Corp		400,000	0.50
435,000,000	Merrill Lynch & Co		435,000	0.54
548,000,000	Salomon Brothers		548,000	0.68
350,000,000	Salomon Brothers		350,000	0.43
	Other		576,278	0.71

			5,086,278	6.31

VARIABLE RATE SECURITY			2,986,670	3.71

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $8,166,875)	8,072,948	10.02

TOTAL SHORT-TERM INVESTMENTS		(Cost $8,426,191)	8,332,282	10.34

TOTAL PORTFOLIO		(Cost $101,063,675)	88,896,120	110.26
OTHER ASSETS & LIABILITIES, NET			(8,270,828)	(10.26)

NET ASSETS			$80,625,292	100.00%

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000
a	Affiliated holding
e	All or a portion of these securities are out on loan
m	Indicates a security has been deemed illiquid

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

44	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2009

Country	Value	% of total portfolio

DOMESTIC
UNITED STATES	$65,085,170,247	73.21%

TOTAL DOMESTIC	65,085,170,247	73.21

FOREIGN
ARGENTINA	6,181,391	0.01
AUSTRALIA	1,115,413,433	1.26
AUSTRIA	87,496,449	0.10
BELGIUM	239,685,703	0.27
BERMUDA	45,175,420	0.05
BRAZIL	589,403,855	0.66
CAMBODIA	1,051,757	0.00
CANADA	1,797,617,671	2.02
CAYMAN ISLANDS	1,308,988	0.00
CHILE	49,147,126	0.06
CHINA	738,516,954	0.83
COLOMBIA	19,730,709	0.02
CYPRUS	5,309,869	0.01
CZECH REPUBLIC	20,243,597	0.02
DENMARK	104,335,638	0.12
EGYPT	18,343,352	0.02
FINLAND	297,600,077	0.33
FRANCE	1,552,033,193	1.75
GERMANY	1,600,571,513	1.80
GIBRALTAR	632,657	0.00
GREECE	72,298,341	0.08
GUERNSEY, C.I.	17,977,075	0.02
HONG KONG	372,026,469	0.42
HUNGARY	15,888,718	0.02
INDIA	249,358,149	0.28
INDONESIA	57,026,969	0.06
IRELAND	71,957,210	0.08
ISRAEL	295,795,802	0.33

Country	Value	% of total portfolio

ITALY	$425,578,179	0.48%
JAPAN	4,107,563,128	4.62
JERSEY, C.I.	5,703,592	0.01
KAZAKHSTAN	6,004,648	0.01
KOREA, REPUBLIC OF	418,807,349	0.47
LIECHTENSTEIN	1,309,278	0.00
LUXEMBOURG	28,979,406	0.03
MALAYSIA	122,309,152	0.14
MEXICO	140,952,316	0.16
MOROCCO	11,822,736	0.01
NETHERLANDS	647,182,027	0.73
NEW ZEALAND	31,197,165	0.04
NORWAY	82,276,197	0.09
PANAMA	15,556,621	0.02
PERU	10,551,257	0.01
PHILIPPINES	25,997,291	0.03
POLAND	35,449,855	0.04
PORTUGAL	32,452,519	0.04
PUERTO RICO	2,247,113	0.00
RUSSIA	194,545,161	0.22
SINGAPORE	257,837,008	0.29
SOUTH AFRICA	251,123,260	0.28
SPAIN	630,798,433	0.71
SWEDEN	338,509,836	0.38
SWITZERLAND	2,022,865,225	2.28
TAIWAN	438,188,535	0.49
THAILAND	53,948,941	0.06
TURKEY	43,668,624	0.05
UNITED KINGDOM	3,985,396,659	4.48

TOTAL FOREIGN	23,810,949,596	26.79

TOTAL PORTFOLIO	$88,896,119,843	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS			$481	0.00	%**

AMUSEMENT AND RECREATION SERVICES			41,855	0.40

APPAREL AND ACCESSORY STORES			51,941	0.49

APPAREL AND OTHER TEXTILE PRODUCTS			18,178	0.17

AUTO REPAIR, SERVICES AND PARKING			14,234	0.14

AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,768	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES			38,708	0.37

BUSINESS SERVICES
3,343,723	*	Autonomy Corp plc	79,051	0.75
132,571	*	Google, Inc (Class A)	55,891	0.53
4,040,510		Microsoft Corp	96,043	0.91
2,126,906		Oracle Corp	45,558	0.44
		Other	305,637	2.91

			582,180	5.54

CHEMICALS AND ALLIED PRODUCTS
914,939	*	Amgen, Inc	48,437	0.46
1,662,656		Johnson & Johnson	94,439	0.90
817,506		Monsanto Co	60,773	0.58
1,861,733		Novartis AG.	75,460	0.72
988,905		Procter & Gamble Co	50,533	0.48
409,811		Roche Holding AG.	55,708	0.53
1,799,208		Teva Pharmaceutical Industries Ltd (ADR)	88,773	0.85
		Other	714,546	6.80

			1,188,669	11.32

COAL MINING			23,554	0.22

COMMUNICATIONS
3,049,763		AT&T, Inc	75,755	0.72
		Other	464,876	4.43

			540,631	5.15

DEPOSITORY INSTITUTIONS
6,677,618		Banco Santander Central Hispano S.A.	80,188	0.76
4,548,211		Bank of America Corp	60,036	0.57
9,743,238		HSBC Holdings plc	80,550	0.77
2,084,029		JPMorgan Chase & Co	71,087	0.68
2,612,304		Wells Fargo & Co	63,375	0.60
		Other	747,213	7.11

			1,102,449	10.49

46	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
12,412,489		Compass Group plc	$69,788	0.67%
		Other	58,048	0.55

			127,836	1.22

EDUCATIONAL SERVICES			14,832	0.14

ELECTRIC, GAS, AND SANITARY SERVICES
1,583,704	e	E.ON AG.	56,030	0.53
		Other	393,355	3.75

			449,385	4.28

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
445,447	*	Apple Computer, Inc	63,444	0.60
3,414,958	*	Cisco Systems, Inc	63,654	0.61
3,932,437		General Electric Co	46,088	0.44
4,055,368		Intel Corp	67,115	0.64
989,005		Qualcomm, Inc	44,703	0.42
		Other	322,495	3.07

			607,499	5.78

ENGINEERING AND MANAGEMENT SERVICES			59,476	0.57

FABRICATED METAL PRODUCTS			32,693	0.31

FOOD AND KINDRED PRODUCTS
936,031		Coca-Cola Co	44,920	0.43
2,463,949		Nestle S.A.	92,794	0.88
		Other	258,927	2.47

			396,641	3.78

FOOD STORES			97,706	0.93

FORESTRY			4,369	0.04

FURNITURE AND FIXTURES			3,267	0.03

FURNITURE AND HOME FURNISHINGS STORES			24,366	0.23

GENERAL BUILDING CONTRACTORS			71,328	0.68

GENERAL MERCHANDISE STORES
1,323,688		Wal-Mart Stores, Inc	64,120	0.61
		Other	78,593	0.75

			142,713	1.36

HEALTH SERVICES			72,357	0.69

HEAVY CONSTRUCTION, EXCEPT BUILDING			23,243	0.22

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
2,094,941	e	iShares MSCI EAFE Index Fund	$95,969	0.92%
1,553,997		SPDR Trust Series 1	142,842	1.36
		Other	183,025	1.74

			421,836	4.02

HOTELS AND OTHER LODGING PLACES			48,774	0.46

INDUSTRIAL MACHINERY AND EQUIPMENT
2,254,056		Hewlett-Packard Co	87,118	0.83
706,758		International Business Machines Corp	73,800	0.70
		Other	240,835	2.29

			401,753	3.82

INSTRUMENTS AND RELATED PRODUCTS			171,961	1.64

INSURANCE AGENTS, BROKERS AND SERVICE			38,869	0.37

INSURANCE CARRIERS
1,457,269		Aflac, Inc	45,305	0.43
		Other	386,232	3.68

			431,537	4.11

LEATHER AND LEATHER PRODUCTS			18,552	0.18

LEGAL SERVICES			1,029	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,207	0.01

LUMBER AND WOOD PRODUCTS			947	0.01

METAL MINING
2,110,203		Anglo American plc	61,224	0.58
1,977,822		BHP Billiton Ltd	55,334	0.53
		Other	188,287	1.79

			304,845	2.90

MISCELLANEOUS MANUFACTURING INDUSTRIES			18,713	0.18

MISCELLANEOUS RETAIL			113,096	1.08

MOTION PICTURES			37,778	0.36

NONDEPOSITORY INSTITUTIONS
890,495	e	Siemens AG.	61,413	0.58
		Other	109,150	1.04

			170,563	1.62

NONMETALLIC MINERALS, EXCEPT FUELS			5,784	0.06

OIL AND GAS EXTRACTION
3,033,959		BG Group plc	50,814	0.48
950,662		Occidental Petroleum Corp	62,564	0.60
		Other	358,557	3.41

			471,935	4.49

48	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

PAPER AND ALLIED PRODUCTS			$27,495	0.26%

PERSONAL SERVICES			6,863	0.07

PETROLEUM AND COAL PRODUCTS
11,680,127		BP plc	91,814	0.87
1,187,767		Chevron Corp	78,689	0.75
1,934,958		Exxon Mobil Corp	135,272	1.29
1,215,032	e	Total S.A.	65,589	0.62
		Other	191,833	1.83

			563,197	5.36

PIPELINES, EXCEPT NATURAL GAS			12,276	0.12

PRIMARY METAL INDUSTRIES			91,298	0.87

PRINTING AND PUBLISHING			55,106	0.52

RAILROAD TRANSPORTATION			63,976	0.61

REAL ESTATE			95,844	0.91

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			51,877	0.49

SECURITY AND COMMODITY BROKERS
378,170		Goldman Sachs Group, Inc	55,756	0.53
		Other	155,768	1.48

			211,524	2.01

SPECIAL TRADE CONTRACTORS			709	0.01

STONE, CLAY, AND GLASS PRODUCTS			76,060	0.72

TEXTILE MILL PRODUCTS			3,278	0.03

TOBACCO PRODUCTS
1,101,420		Philip Morris International, Inc	48,043	0.46
		Other	82,207	0.78

			130,250	1.24

TRANSPORTATION BY AIR			18,455	0.18

TRANSPORTATION EQUIPMENT
2,110,688	e	DaimlerChrysler AG. (EUR)	76,335	0.73
1,469,625		Toyota Motor Corp	55,988	0.53
		Other	223,450	2.13

			355,773	3.39

TRANSPORTATION SERVICES			9,218	0.09

TRUCKING AND WAREHOUSING			62,593	0.60

WATER TRANSPORTATION			36,113	0.34

WHOLESALE TRADE-DURABLE GOODS			98,546	0.94

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS	$92,419	0.88%

TOTAL COMMON STOCKS	(Cost $12,239,729)	10,460,408	99.58

RIGHTS / WARRANTS

DEPOSITORY INSTITUTIONS	11	0.00	**

EATING AND DRINKING PLACES	—	^	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES	81	0.00	**

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	271	0.00	**

FOOD AND KINDRED PRODUCTS	12	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES	4	0.00	**

INDUSTRIAL MACHINERY AND EQUIPMENT	35	0.00	**

METAL MINING	8,586	0.08

NONDEPOSITORY INSTITUTIONS	165	0.00	**

PRIMARY METAL INDUSTRIES	—	^	0.00	**

REAL ESTATE	99	0.00	**

WATER TRANSPORTATION	70	0.00	**

WHOLESALE TRADE-NONDURABLE GOODS	33	0.00	**

TOTAL RIGHTS / WARRANTS	(Cost $12,179)	9,367	0.08

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		(Cost $42,994)	42,995	0.41

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$220,000,000	BNP Paribas, Inc		220,000	2.09
260,000,000	BNP Paribas, Inc		260,000	2.48
155,000,000	Deutsche Bank		155,000	1.48
115,000,000	Deutsche Bank		115,000	1.09
65,000,000	Merrill Lynch & Co, Inc		65,000	0.62
	Other		14,486	0.14

			829,486	7.90

VARIABLE RATE SECURITY			548,555	5.22

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $1,394,869)	1,378,041	13.12

50	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

		Value (000)	% of net assets

TOTAL SHORT-TERM INVESTMENTS	(Cost $1,437,863)	$1,421,036	13.53%

TOTAL PORTFOLIO	(Cost $13,689,771)	11,890,811	113.19
OTHER ASSETS & LIABILITIES, NET		(1,386,016)	(13.19)

NET ASSETS		$10,504,795	100.00%

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000
e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	51

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2009

		% of
		total
Country	Value	portfolio

DOMESTIC
UNITED STATES	$6,460,242,683	54.33%

TOTAL DOMESTIC	6,460,242,683	54.33

FOREIGN
ARGENTINA	3,702,252	0.03
AUSTRALIA	308,676,305	2.60
AUSTRIA	15,380,731	0.13
BELGIUM	59,229,211	0.50
BRAZIL	56,402,458	0.47
CAMBODIA	1,415,649	0.01
CANADA	415,822,709	3.50
CHINA	74,632,967	0.63
CYPRUS	572,958	0.00
CZECH REPUBLIC	1,824,668	0.02
DENMARK	20,604,068	0.17
FINLAND	42,549,550	0.36
FRANCE	405,788,522	3.41
GERMANY	467,762,268	3.93
GREECE	12,253,667	0.10
HONG KONG	101,699,835	0.86
INDIA	21,990,176	0.18
INDONESIA	9,170,015	0.08
IRELAND	29,093,369	0.24
ISRAEL	88,772,922	0.75
ITALY	99,907,429	0.84
JAPAN	921,130,594	7.75

		% of
		total
Country	Value	portfolio

JERSEY, C.I.	$944,091	0.01%
KAZAKHSTAN	849,270	0.01
KOREA, REPUBLIC OF	31,870,446	0.27
LUXEMBOURG	8,736,061	0.07
MALAYSIA	13,463,156	0.11
MEXICO	1,486,984	0.01
NETHERLANDS	191,191,609	1.61
NEW ZEALAND	877,170	0.01
NORWAY	19,469,874	0.16
PERU	1,787,555	0.01
PHILIPPINES	17,098,765	0.14
PORTUGAL	6,161,112	0.05
RUSSIA	9	0.00
SINGAPORE	61,262,660	0.52
SOUTH AFRICA	5,449,274	0.05
SPAIN	172,244,349	1.45
SWEDEN	53,811,452	0.45
SWITZERLAND	477,827,135	4.02
TAIWAN	48,506,143	0.41
THAILAND	22,658,228	0.19
UNITED ARAB EMIRATES	1,502,171	0.01
UNITED KINGDOM	1,134,988,866	9.55

TOTAL FOREIGN	5,430,568,703	45.67

TOTAL PORTFOLIO	$11,890,811,386	100.00%

52	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$48,022	0.50%

APPAREL AND ACCESSORY STORES			84,121	0.88

APPAREL AND OTHER TEXTILE PRODUCTS			40,308	0.42

AUTO REPAIR, SERVICES AND PARKING			1,555	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			24,140	0.25

BUILDING MATERIALS AND GARDEN SUPPLIES
2,860,996		Lowe’s Cos, Inc	55,532	0.58
		Other	7,238	0.08

			62,770	0.66

BUSINESS SERVICES
547,513	*	Google, Inc (Class A)	230,827	2.42
1,693,769	*	Intuit, Inc	47,697	0.50
16,629,237		Microsoft Corp	395,278	4.14
1,863,523		Omnicom Group, Inc	58,850	0.62
6,151,499		Oracle Corp	131,765	1.38
3,618,167	*	Symantec Corp	56,299	0.59
1,234,878		Visa, Inc (Class A)	76,884	0.81
3,163,093	*	Yahoo!, Inc	49,534	0.52
		Other	371,257	3.89

			1,418,391	14.87

CHEMICALS AND ALLIED PRODUCTS
2,212,754		Abbott Laboratories	104,088	1.09
1,736,082	*	Amgen, Inc	91,908	0.96
1,053,565	*	Celgene Corp	50,403	0.53
1,655,239		Colgate-Palmolive Co	117,092	1.23
2,974,227	*	Gilead Sciences, Inc	139,313	1.46
2,798,670		Johnson & Johnson	158,965	1.67
1,070,552		Monsanto Co	79,585	0.83
2,197,979		Procter & Gamble Co	112,317	1.18
2,229,576		Schering-Plough Corp	56,007	0.59
1,781,618		Teva Pharmaceutical Industries Ltd (ADR)	87,905	0.92
		Other	427,225	4.47

			1,424,808	14.93

COAL MINING			29,156	0.31

COMMUNICATIONS			120,321	1.26

DEPOSITORY INSTITUTIONS
4,096,936		Western Union Co	67,190	0.70
		Other	98,929	1.04

			166,119	1.74

EATING AND DRINKING PLACES
2,144,825		McDonald’s Corp	123,306	1.29
		Other	91,629	0.96

			214,935	2.25

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

EDUCATIONAL SERVICES
980,351	*	Apollo Group, Inc (Class A)	$69,723	0.73%
		Other	17,714	0.19

			87,437	0.92

ELECTRIC, GAS, AND SANITARY SERVICES			97,633	1.02

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,866,857	*	Apple Computer, Inc	265,895	2.79
10,966,272	*	Cisco Systems, Inc	204,410	2.14
300,587	*	First Solar, Inc	48,731	0.51
9,587,233		Intel Corp	158,669	1.66
3,896,349		Qualcomm, Inc	176,114	1.85
637,505	*	Research In Motion Ltd	45,295	0.47
		Other	206,747	2.17

			1,105,861	11.59

ENGINEERING AND MANAGEMENT SERVICES			130,810	1.37

FABRICATED METAL PRODUCTS			26,934	0.28

FOOD AND KINDRED PRODUCTS
2,224,237		Coca-Cola Co	106,741	1.12
3,275,341		PepsiCo, Inc	180,013	1.88
		Other	95,281	1.00

			382,035	4.00

FOOD STORES			26,938	0.28

FORESTRY			1,331	0.01

FURNITURE AND FIXTURES			4,228	0.05

FURNITURE AND HOME FURNISHINGS STORES			69,968	0.73

GENERAL BUILDING CONTRACTORS			8,003	0.08

GENERAL MERCHANDISE STORES
1,776,714		TJX Companies, Inc	55,895	0.59
3,254,380		Wal-Mart Stores, Inc	157,643	1.65
		Other	68,004	0.71

			281,542	2.95

HEALTH SERVICES
872,470	*	Express Scripts, Inc	59,983	0.63
		Other	100,278	1.05

			160,261	1.68

HOLDING AND OTHER INVESTMENT OFFICES
2,270,750		iShares Russell 1000 Growth Index Fund	93,170	0.98
		Other	33,822	0.35

			126,992	1.33

HOTELS AND OTHER LODGING PLACES			12,983	0.14

54	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

			Value	% of net
Shares		Company	(000)	assets

INDUSTRIAL MACHINERY AND EQUIPMENT
3,411,890		Hewlett-Packard Co	$131,870	1.38%
2,045,168		International Business Machines Corp	213,556	2.24
		Other	271,979	2.85

			617,405	6.47

INSTRUMENTS AND RELATED PRODUCTS
1,106,742		Baxter International, Inc	58,613	0.62
		Other	377,587	3.95

			436,200	4.57

INSURANCE AGENTS, BROKERS AND SERVICE			4,587	0.05

INSURANCE CARRIERS			145,354	1.53

JUSTICE, PUBLIC ORDER AND SAFETY			255	0.00	**

LEATHER AND LEATHER PRODUCTS
2,788,986		Coach, Inc	74,968	0.79

			74,968	0.79

LEGAL SERVICES			2,666	0.03

METAL MINING			73,719	0.77

MISCELLANEOUS MANUFACTURING INDUSTRIES			20,399	0.22

MISCELLANEOUS RETAIL
1,160,537	*	Amazon.com, Inc	97,091	1.02
2,506,671		CVS Corp	79,888	0.84
		Other	64,472	0.67

			241,451	2.53

MOTION PICTURES			24,039	0.25

NONDEPOSITORY INSTITUTIONS			26,883	0.28

NONMETALLIC MINERALS, EXCEPT FUELS			983	0.01

OIL AND GAS EXTRACTION
1,105,263		Occidental Petroleum Corp	72,737	0.76
1,815,237		Schlumberger Ltd	98,223	1.03
		Other	216,032	2.27

			386,992	4.06

PAPER AND ALLIED PRODUCTS			39,846	0.42

PERSONAL SERVICES			6,677	0.07

PETROLEUM AND COAL PRODUCTS
1,297,492	c	Exxon Mobil Corp	90,707	0.95
		Other	14,009	0.15

			104,716	1.10

PRIMARY METAL INDUSTRIES			58,806	0.62

PRINTING AND PUBLISHING			34,546	0.36

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

			Value	% of net
Shares	Company		(000)	assets

RAILROAD TRANSPORTATION			$55,467	0.58%

REAL ESTATE			4,675	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			3,269	0.03

SECURITY AND COMMODITY BROKERS
577,188	Goldman Sachs Group, Inc		85,100	0.89
	Other		104,953	1.10

			190,053	1.99

STONE, CLAY, AND GLASS PRODUCTS			61,215	0.64

TOBACCO PRODUCTS
3,322,728	Altria Group, Inc		54,460	0.57
2,682,096	Philip Morris International, Inc		116,993	1.23
	Other		15,605	0.16

			187,058	1.96

TRANSPORTATION BY AIR			9,883	0.10

TRANSPORTATION EQUIPMENT
572,476	Lockheed Martin Corp		46,170	0.48
1,267,503	United Technologies Corp		65,859	0.69
	Other		114,012	1.20

			226,041	2.37

TRANSPORTATION SERVICES			34,033	0.36

TRUCKING AND WAREHOUSING			40,802	0.43

WATER TRANSPORTATION			6,757	0.07

WHOLESALE TRADE-DURABLE GOODS			15,445	0.16

WHOLESALE TRADE-NONDURABLE GOODS			47,562	0.50

	TOTAL COMMON STOCKS	(Cost $10,045,457)	9,340,354	97.89

RIGHTS / WARRANTS
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			548	0.01

	TOTAL RIGHTS / WARRANTS	(Cost $2,719)	548	0.01

56	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

			Value	% of net
Principal	Issuer		(000)	assets

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS
$62,100,000	United States Treasury Bill 0.000%, 11/19/09		$62,044	0.65%

			62,044	0.65

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
57,500,000	Federal Home Loan Bank (FHLB) 0.000%, 07/01/09		57,500	0.60
73,700,000	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 08/24/09		73,666	0.77
	Other		19,629	0.21

			150,795	1.58

	TOTAL SHORT-TERM INVESTMENTS	(Cost $212,834)	212,839	2.23

	TOTAL PORTFOLIO	(Cost $10,261,010)	9,553,741	100.13
	OTHER ASSETS & LIABILITIES, NET		(12,391)	(0.13)

	NET ASSETS		$9,541,350	100.00%

The following abbreviations are used in portfolio description:
ADR	American Depositary Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open future contracts in the amount of $13,107,880.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	57

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2009

Country	Value	% of total portfolio

DOMESTIC
UNITED STATES	$9,112,029,137	95.38%

TOTAL DOMESTIC	9,112,029,137	95.38

FOREIGN
BERMUDA	306,621	0.00
BRAZIL	31,951,242	0.34
CANADA	71,782,942	0.75
CHINA	19,132,552	0.20
FRANCE	7,963,695	0.08
GUERNSEY, C.I.	741,913	0.01
ISRAEL	87,905,032	0.92
JAPAN	12,308,929	0.13
NORWAY	4,432,675	0.05
PANAMA	1,259,583	0.01
SWITZERLAND	165,639,299	1.73
UNITED KINGDOM	38,287,770	0.40

TOTAL FOREIGN	441,712,253	4.62

TOTAL PORTFOLIO	$9,553,741,390	100.00%

58	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$402	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			538	0.01

AGRICULTURAL SERVICES			222	0.00	**

AMUSEMENT AND RECREATION SERVICES
1,428,469		Walt Disney Co	33,327	0.44
		Other	12,481	0.16

			45,808	0.60

APPAREL AND ACCESSORY STORES			45,375	0.59

APPAREL AND OTHER TEXTILE PRODUCTS			27,098	0.35

AUTO REPAIR, SERVICES AND PARKING			4,171	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS			17,375	0.23

BUILDING MATERIALS AND GARDEN SUPPLIES

1,305,611		Home Depot, Inc	30,851	0.40
		Other	25,585	0.34

			56,436	0.74

BUSINESS SERVICES
184,200	*	Google, Inc (Class A)	77,657	1.02
5,927,477		Microsoft Corp	140,896	1.84
2,939,666		Oracle Corp	62,968	0.83
		Other	320,301	4.19

			601,822	7.88

CHEMICALS AND ALLIED PRODUCTS
1,188,875		Abbott Laboratories	55,924	0.73
777,741	*	Amgen, Inc	41,173	0.54
1,523,952		Bristol-Myers Squibb Co	30,951	0.40
384,238		Colgate-Palmolive Co	27,181	0.36
779,541		Eli Lilly & Co	27,003	0.35
696,328	*	Gilead Sciences, Inc	32,616	0.43
2,119,434		Johnson & Johnson	120,384	1.58
1,622,486		Merck & Co, Inc	45,365	0.59
419,529		Monsanto Co	31,187	0.41
5,192,581		Pfizer, Inc	77,889	1.02
2,241,736		Procter & Gamble Co	114,552	1.50
1,256,033		Schering-Plough Corp	31,552	0.41
1,026,145		Wyeth	46,577	0.61
		Other	269,694	3.53

			952,048	12.46

COAL MINING			15,975	0.21

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMUNICATIONS
4,534,498		AT&T, Inc	$112,637	1.47%
2,210,829		Comcast Corp (Class A)	32,036	0.42
2,184,939		Verizon Communications, Inc	67,143	0.88
		Other	131,805	1.73

			343,621	4.50

DEPOSITORY INSTITUTIONS
5,877,969		Bank of America Corp	77,589	1.02
919,146		Bank of New York Mellon Corp	26,940	0.35
2,896,797		JPMorgan Chase & Co	98,810	1.29
3,667,501		Wells Fargo & Co	88,974	1.17
		Other	198,670	2.60

			490,983	6.43

EATING AND DRINKING PLACES
848,905		McDonald’s Corp	48,805	0.64
		Other	41,301	0.54

			90,106	1.18

EDUCATIONAL SERVICES			19,458	0.25

ELECTRIC, GAS, AND SANITARY SERVICES			357,320	4.68

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
686,654	*	Apple Computer, Inc	97,799	1.28
4,436,204	*	Cisco Systems, Inc	82,691	1.08
8,149,718		General Electric Co	95,514	1.25
4,296,180		Intel Corp	71,102	0.93
1,273,066		Qualcomm, Inc	57,543	0.75
		Other	212,838	2.79

			617,487	8.08

ENGINEERING AND MANAGEMENT SERVICES			75,468	0.99

FABRICATED METAL PRODUCTS			43,196	0.56

FISHING, HUNTING, AND TRAPPING			95	0.00	**

FOOD AND KINDRED PRODUCTS
1,779,495		Coca-Cola Co	85,399	1.12
1,132,301		Kraft Foods, Inc (Class A)	28,694	0.38
1,197,497		PepsiCo, Inc	65,815	0.86
		Other	125,789	1.64

			305,697	4.00

FOOD STORES			25,042	0.33

FORESTRY			7,063	0.09

FURNITURE AND FIXTURES			9,761	0.13

FURNITURE AND HOME FURNISHINGS STORES			20,557	0.27

GENERAL BUILDING CONTRACTORS			15,052	0.19

60	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

GENERAL MERCHANDISE STORES
1,701,327	Wal-Mart Stores, Inc	$82,412	1.08%
	Other	68,058	0.89

		150,470	1.97

HEALTH SERVICES		92,104	1.20

HEAVY CONSTRUCTION, EXCEPT BUILDING		2,443	0.03

HOLDING AND OTHER INVESTMENT OFFICES
1,216,233	iShares Russell 3000 Index Fund	65,469	0.86
	Other	136,738	1.79

		202,207	2.65

HOTELS AND OTHER LODGING PLACES		17,988	0.24

INDUSTRIAL MACHINERY AND EQUIPMENT
1,839,868	Hewlett-Packard Co	71,111	0.93
1,016,443	International Business Machines Corp	106,136	1.39
	Other	225,606	2.95

		402,853	5.27

INSTRUMENTS AND RELATED PRODUCTS
861,050	Medtronic, Inc	30,042	0.39
	Other	243,916	3.19

		273,958	3.58

INSURANCE AGENTS, BROKERS AND SERVICE		24,239	0.32

INSURANCE CARRIERS		248,241	3.25

JUSTICE, PUBLIC ORDER AND SAFETY		2,348	0.03

LEATHER AND LEATHER PRODUCTS		9,584	0.13

LEGAL SERVICES		2,295	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		299	0.00	**

LUMBER AND WOOD PRODUCTS		1,471	0.02

METAL MINING		40,934	0.54

MISCELLANEOUS MANUFACTURING INDUSTRIES		10,624	0.14

MISCELLANEOUS RETAIL
1,118,706	CVS Corp	35,652	0.47
	Other	80,309	1.05

		115,961	1.52

MOTION PICTURES		50,248	0.66

NONDEPOSITORY INSTITUTIONS		46,718	0.61

NONMETALLIC MINERALS, EXCEPT FUELS		5,604	0.07

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

OIL AND GAS EXTRACTION
623,143		Occidental Petroleum Corp	$41,008	0.54%
919,359		Schlumberger Ltd	49,746	0.65
		Other	241,883	3.16

			332,637	4.35

PAPER AND ALLIED PRODUCTS			34,388	0.45

PERSONAL SERVICES			11,523	0.15

PETROLEUM AND COAL PRODUCTS
1,542,157		Chevron Corp	102,167	1.34
1,136,644		ConocoPhillips	47,807	0.63
3,753,682	c	Exxon Mobil Corp	262,419	3.43
		Other	51,959	0.68

			464,352	6.08

PIPELINES, EXCEPT NATURAL GAS			8,360	0.11

PRIMARY METAL INDUSTRIES			68,433	0.90

PRINTING AND PUBLISHING			23,106	0.30

RAILROAD TRANSPORTATION			57,811	0.76

REAL ESTATE			6,237	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			11,112	0.15

SECURITY AND COMMODITY BROKERS
388,374		Goldman Sachs Group, Inc	57,261	0.75
978,051		Morgan Stanley	27,884	0.36
		Other	104,673	1.37

			189,818	2.48

SOCIAL SERVICES			442	0.01

SPECIAL TRADE CONTRACTORS			7,239	0.09

STONE, CLAY, AND GLASS PRODUCTS
534,132		3M Co	32,102	0.42
		Other	10,917	0.14

			43,019	0.56

TEXTILE MILL PRODUCTS			2,121	0.03

TOBACCO PRODUCTS
1,506,941		Philip Morris International, Inc	65,734	0.86
		Other	39,948	0.52

			105,682	1.38

TRANSPORTATION BY AIR			28,401	0.37

TRANSPORTATION EQUIPMENT
643,536		United Technologies Corp	33,438	0.44
		Other	135,175	1.77

			168,613	2.21

62	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2009

Shares		Company	Value (000)		% of net assets

	TRANSPORTATION SERVICES		$15,409		0.20%

	TRUCKING AND WAREHOUSING		35,096		0.46

	WATER TRANSPORTATION		18,864		0.25

	WHOLESALE TRADE-DURABLE GOODS		29,354		0.38

	WHOLESALE TRADE-NONDURABLE GOODS		47,345		0.62

	TOTAL COMMON STOCKS	(Cost $8,504,275)	7,598,127		99.44

	RIGHTS / WARRANTS
	EATING AND DRINKING PLACES		—	^	0.00 **

	TOTAL RIGHTS / WARRANTS	(Cost $—^)	—	^	0.00 **

Principal	Issuer

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		54,209		0.71

	TOTAL SHORT-TERM INVESTMENTS	(Cost $54,205)	54,209		0.71

	TOTAL PORTFOLIO	(Cost $8,558,480)	7,652,336		100.15
	OTHER ASSETS & LIABILITIES, NET		(11,141)		(0.15)

	NET ASSETS		$7,641,195		100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open future contracts in the amount of $4,055,619.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2009

Principal	Issuer		Rating†	Value (000)	% of net assets

BONDS
CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$12,169	0.13%

APPAREL AND ACCESSORY STORES				2,859	0.03

BUILDING MATERIALS AND GARDEN SUPPLIES				8,318	0.09

BUSINESS SERVICES				51,795	0.55

CHEMICALS AND ALLIED PRODUCTS				105,593	1.13

COMMUNICATIONS				271,184	2.89

DEPOSITORY INSTITUTIONS
$45,500,000	Citigroup, Inc	2.130%, 04/30/12	Aaa	45,700	0.49
50,000,000	JPMorgan Chase & Co	3.130%, 12/01/11	Aaa	51,722	0.55
39,000,000	State Street Corp	2.150%, 04/30/12	Aaa	39,176	0.42
	Other			488,369	5.20

				624,967	6.66

ELECTRIC, GAS, AND SANITARY SERVICES				214,476	2.29

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				22,977	0.25

ENGINEERING AND MANAGEMENT SERVICES				3,572	0.04

FABRICATED METAL PRODUCTS				1,884	0.02

FOOD AND KINDRED PRODUCTS				68,396	0.73

FOOD STORES				17,629	0.19

GENERAL MERCHANDISE STORES				23,649	0.25

HEALTH SERVICES				7,688	0.08

HOLDING AND OTHER INVESTMENT OFFICES				28,472	0.30

INDUSTRIAL MACHINERY AND EQUIPMENT				63,746	0.68

INSTRUMENTS AND RELATED PRODUCTS				13,828	0.15

INSURANCE CARRIERS				94,850	1.01

METAL MINING				12,169	0.13

MISCELLANEOUS MANUFACTURING INDUSTRIES				7,658	0.08

MISCELLANEOUS RETAIL				18,224	0.19

MOTION PICTURES				23,873	0.25

NONDEPOSITORY INSTITUTIONS
34,000,000	Citigroup Funding, Inc	2.000%, 03/30/12	Aaa	34,077	0.36
61,500,000	General Electric Capital Corp	2.250%, 03/12/12	Aaa	62,045	0.66
37,400,000	General Electric Capital Corp	2.200%, 06/08/12	Aaa	37,592	0.40
61,800,000	GMAC, Inc	2.200%, 12/19/12	Aaa	61,551	0.66
	Other			210,218	2.24

				405,483	4.32

64	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2009

Principal		Issuer		Rating†	Value (000)	% of net assets

OIL AND GAS EXTRACTION					$125,114	1.33%

PAPER AND ALLIED PRODUCTS					2,492	0.03

PETROLEUM AND COAL PRODUCTS					67,884	0.72

PIPELINES, EXCEPT NATURAL GAS					13,280	0.14

PRIMARY METAL INDUSTRIES					10,773	0.12

PRINTING AND PUBLISHING					12,091	0.13

RAILROAD TRANSPORTATION					31,263	0.33

REAL ESTATE					1,015	0.01

SECURITY AND COMMODITY BROKERS					196,579	2.09

STONE, CLAY, AND GLASS PRODUCTS					7,922	0.08

TOBACCO PRODUCTS					13,963	0.15

TRANSPORTATION EQUIPMENT					28,335	0.30

WHOLESALE TRADE-DURABLE GOODS					4,619	0.05

WHOLESALE TRADE-NONDURABLE GOODS					12,468	0.13

		TOTAL CORPORATE BONDS	(Cost $2,601,799)		2,633,257	28.05

GOVERNMENT BONDS
AGENCY SECURITIES
$31,850,000		Federal Farm Credit Bank (FFCB)	2.630%, 04/21/11	Aaa	32,678	0.35
76,000,000		Federal National Mortgage
		Association (FNMA)	2.750%, 03/13/14	Aaa	75,837	0.81
		Other			407,564	4.34

					516,079	5.50

FOREIGN GOVERNMENT BONDS					218,978	2.33

MORTGAGE BACKED
46,118,713		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	4.500%, 06/01/21		47,515	0.51
42,900,326		FGLMC	7.000%, 12/01/33		46,569	0.50
62,795,093		FGLMC	5.000%, 01/01/34		64,215	0.68
45,874,015		FGLMC	5.500%, 01/01/37		47,443	0.51
42,814,524		FGLMC	5.500%, 05/01/37		44,259	0.47
30,690,655		FGLMC	6.000%, 11/01/38		32,066	0.34
45,000,000		Federal National Mortgage
		Association (FNMA)	4.500%, 07/25/24		45,900	0.49
45,889,341		FNMA	5.000%, 11/01/33		46,949	0.50
60,702,342		FNMA	5.000%, 08/01/34		61,993	0.66
67,678,863		FNMA	5.500%, 02/01/35		70,228	0.75
51,956,180	i	FNMA	5.810%, 11/01/36		54,568	0.58
43,875,057		FNMA	5.500%, 02/01/37		45,383	0.48
68,929,698		FNMA	5.500%, 02/01/38		71,253	0.76
84,000,000		FNMA	6.500%, 08/25/38		89,093	0.95
43,000,000		FNMA	4.500%, 07/25/39		42,906	0.46

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2009

Principal	Issuer		Rating†	Value (000)	% of net assets

$78,000,000	FNMA	5.000%, 07/25/39		$79,414	0.85%
212,000,000	FNMA	6.000%, 08/25/39		220,810	2.35
80,000,000	Government National
	Mortgage Association (GNMA)	5.000%, 07/15/38		81,550	0.87
48,000,000	GNMA	6.000%, 07/15/39		49,995	0.53
	Other			2,238,303	23.84

				3,480,412	37.08

MUNICIPAL BONDS				2,072	0.02

U.S. TREASURY SECURITIES
306,072,000	United States Treasury Bond	8.000%, 11/15/21		422,284	4.50
72,900,000	United States Treasury Bond	5.250%, 02/15/29		81,990	0.87
78,299,000	United States Treasury Note	0.880%, 03/31/11		78,192	0.83
121,912,500	United States Treasury Note	0.880%, 05/31/11		121,475	1.29
87,537,500	United States Treasury Note	1.130%, 06/30/11		87,545	0.93
131,829,000	United States Treasury Note	3.130%, 09/30/13		136,381	1.45
99,148,000	United States Treasury Note	2.750%, 10/31/13		100,984	1.08
189,533,000	United States Treasury Note	2.000%, 11/30/13		186,749	1.99
74,504,000	United States Treasury Note	1.880%, 04/30/14		72,298	0.77
54,964,000	United States Treasury Note	4.750%, 08/15/17		60,254	0.64
48,666,000	United States Treasury Note	4.000%, 08/15/18		50,480	0.54
	Other			290,570	3.10

				1,689,202	17.99

	TOTAL GOVERNMENT BONDS	(Cost $5,762,842)		5,906,743	62.92

STRUCTURED ASSETS
ASSET BACKED
41,000,000	Household Automotive Trust
	Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	42,672	0.46
	Other			277,141	2.95

				319,813	3.41

OTHER MORTGAGE BACKED				347,226	3.70

	TOTAL STRUCTURED ASSETS	(Cost $770,994)		667,039	7.11

	TOTAL BONDS	(Cost $9,135,635)		9,207,039	98.08

66	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2009

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS
MORTGAGE BACKED				$2,620	0.03%

		TOTAL PREFERRED STOCKS	(Cost $49,941)	2,620	0.03

TIAA-CREF MUTUAL FUND
510,830	a	TIAA-CREF High-Yield Fund		4,271	0.05

		TOTAL TIAA-CREF MUTUAL FUND	(Cost $4,729)	4,271	0.05

Principal		Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$35,180,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 07/13/09	35,178	0.38
35,014,000		FHLMC	0.000%, 07/14/09	35,013	0.37
50,000,000		Federal National Mortgage Association (FNMA)	0.000%, 07/08/09	49,998	0.53
71,553,000		FNMA	0.000%, 07/13/09	71,550	0.76
64,653,000		FNMA	0.000%, 07/20/09	64,649	0.69
49,202,000		FNMA	0.000%, 07/22/09	49,199	0.53
46,332,000		FNMA	0.000%, 07/23/09	46,327	0.49
		Other		364,508	3.88

				716,422	7.63

U.S. TREASURY BILLS
42,000,000		United States Treasury Bill	0.000%, 09/03/09	41,989	0.45
50,000,000		United States Treasury Bill	0.000%, 10/08/09	49,974	0.53
50,000,000		United States Treasury Bill	0.000%, 10/22/09	49,969	0.53

				141,932	1.51

		TOTAL SHORT-TERM INVESTMENTS	(Cost $858,251)	858,354	9.14

		TOTAL PORTFOLIO	(Cost $10,048,556)	10,072,284	107.30
		OTHER ASSET & LIABILITIES, NET		(684,923)	(7.30)

		NET ASSETS		$9,387,361	100.00%

†	As provided by Moody’s Investors Service.
a	Affiliated holding.
i	Floating or variable rate security. Coupon rate represents the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2009

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$406,384,134	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	$417,687	6.22%
259,145,605	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	253,720	3.78
212,202,117	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	219,695	3.27
199,077,768	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	187,880	2.80
268,966,158	k	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	327,298	4.88
113,910,864	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	121,030	1.80
304,659,377	k	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	386,538	5.76
82,598,450	k	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	103,661	1.54
179,814,053	k	United States Treasury Inflation Indexed Notes	3.500%, 01/15/11	187,625	2.79
266,073,134	k	United States Treasury Inflation Indexed Notes	2.380%, 04/15/11	273,972	4.08
100,322,507	k	United States Treasury Inflation Indexed Notes	3.380%, 01/15/12	106,624	1.59
211,964,561	k	United States Treasury Inflation Indexed Notes	2.000%, 04/15/12	217,992	3.25
354,432,874	k	United States Treasury Inflation Indexed Notes	3.000%, 07/15/12	375,477	5.59
201,604,683	k	United States Treasury Inflation Indexed Notes	0.630%, 04/15/13	199,211	2.97
328,432,902	k	United States Treasury Inflation Indexed Notes	1.880%, 07/15/13	336,849	5.02
336,431,268	k	United States Treasury Inflation Indexed Notes	2.000%, 01/15/14	344,106	5.13
113,848,630	k	United States Treasury Inflation Indexed Notes	1.250%, 04/15/14	114,311	1.70
307,310,610	k	United States Treasury Inflation Indexed Notes	2.000%, 07/15/14	314,513	4.68
301,417,150	k	United States Treasury Inflation Indexed Notes	1.630%, 01/15/15	300,004	4.47
267,034,320	k	United States Treasury Inflation Indexed Notes	1.880%, 07/15/15	269,955	4.02
257,238,741	k	United States Treasury Inflation Indexed Notes	2.000%, 01/15/16	261,097	3.89
250,834,061	k	United States Treasury Inflation Indexed Notes	2.500%, 07/15/16	263,298	3.92
226,855,059	k	United States Treasury Inflation Indexed Notes	2.380%, 01/15/17	236,709	3.53
208,329,975	k	United States Treasury Inflation Indexed Notes	2.630%, 07/15/17	222,002	3.31
208,186,899	k	United States Treasury Inflation Indexed Notes	1.630%, 01/15/18	206,170	3.07
197,362,484	k	United States Treasury Inflation Indexed Notes	1.380%, 07/15/18	191,318	2.85
196,637,760	k	United States Treasury Inflation Indexed Notes	2.130%, 01/15/19	203,090	3.03

				6,641,832	98.94

		TOTAL GOVERNMENT BONDS	(Cost $6,513,515)	6,641,832	98.94

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
3,400,000		Federal Home Loan Bank (FHLB)	0.000%, 07/01/09	3,400	0.05
11,300,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 08/24/09	11,297	0.17

				14,697	0.22

		TOTAL SHORT-TERM INVESTMENTS	(Cost $14,697)	14,697	0.22

		TOTAL PORTFOLIO	(Cost $6,528,212)	6,656,529	99.16
		OTHER ASSET & LIABILITIES, NET		56,426	0.84

		NET ASSETS		$6,712,955	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

68	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

Principal Issuer	Value (000)	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES	$1,829	0.03%

APPAREL AND ACCESSORY STORES	1,040	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,987	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES	7,213	0.10

BUSINESS SERVICES	4,964	0.07

CHEMICALS AND ALLIED PRODUCTS	24,138	0.33

COMMUNICATIONS	34,515	0.47

DEPOSITORY INSTITUTIONS	139,093	1.91

EATING AND DRINKING PLACES	1,281	0.02

ELECTRIC, GAS, AND SANITARY SERVICES	111,377	1.53

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,737	0.05

ENGINEERING AND MANAGEMENT SERVICES	1,531	0.02

FABRICATED METAL PRODUCTS	4,054	0.06

FOOD AND KINDRED PRODUCTS	20,404	0.28

FURNITURE AND FIXTURES	3,914	0.05

GENERAL BUILDING CONTRACTORS	4,760	0.07

GENERAL MERCHANDISE STORES	2,785	0.04

HEALTH SERVICES	5,075	0.07

HOLDING AND OTHER INVESTMENT OFFICES	18,287	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT	29,730	0.41

INSTRUMENTS AND RELATED PRODUCTS	21,180	0.29

INSURANCE CARRIERS	45,587	0.62

MEMBERSHIP ORGANIZATIONS	5,120	0.07

MISCELLANEOUS RETAIL	5,848	0.08

MOTION PICTURES	7,957	0.11

NONDEPOSITORY INSTITUTIONS	77,779	1.07

NONMETALLIC MINERALS, EXCEPT FUELS	2,577	0.04

OIL AND GAS EXTRACTION	37,897	0.52

PAPER AND ALLIED PRODUCTS	1,641	0.02

PETROLEUM AND COAL PRODUCTS	8,218	0.11

PIPELINES, EXCEPT NATURAL GAS	2,401	0.03

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

Principal		Issuer		Value (000)	% of net assets

PRINTING AND PUBLISHING				$2,547	0.03%

RAILROAD TRANSPORTATION				18,407	0.25

SECURITY AND COMMODITY BROKERS				25,052	0.34

SOCIAL SERVICES				10,648	0.15

STONE, CLAY, AND GLASS PRODUCTS				2,671	0.04

TRANSPORTATION BY AIR				2,752	0.04

TRANSPORTATION EQUIPMENT				6,901	0.09

TRANSPORTATION SERVICES				12,611	0.17

WHOLESALE TRADE-DURABLE GOODS				4,901	0.07

WHOLESALE TRADE-NONDURABLE GOODS				6,058	0.08

		TOTAL CORPORATE BONDS	(Cost $742,112)	733,467	10.06

GOVERNMENT BONDS
AGENCY SECURITIES				159,221	2.18

FOREIGN GOVERNMENT BONDS				81,833	1.12

HOLDING AND OTHER INVESTMENT OFFICES				5,032	0.07

MORTGAGE BACKED
$26,243,194		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500%, 04/01/36	27,182	0.37
24,892,190		Federal National Mortgage Association (FNMA)	5.000%, 03/01/34	25,467	0.35
28,475,531	i	FNMA	5.880%, 01/01/37	30,033	0.41
45,000,000		FNMA	6.500%, 08/25/38	47,728	0.66
28,399,876		FNMA	5.000%, 04/01/39	28,958	0.40
24,949,323		FNMA	4.500%, 05/01/39	24,930	0.34
33,000,000		FNMA	6.000%, 08/25/39	34,372	0.47
		Other		883,428	12.11

				1,102,098	15.11

MUNICIPAL BONDS				110,172	1.51

U.S. TREASURY SECURITIES
60,000,000		United States Treasury Note	1.750%, 03/31/14	58,031	0.80
64,601,000		United States Treasury Note	1.880%, 04/30/14	62,688	0.86
38,230,000		United States Treasury Note	2.250%, 05/31/14	37,716	0.52
32,000,000		United States Treasury Note	2.630%, 06/30/14	32,100	0.44
39,947,200		United States Treasury Note	2.750%, 02/15/19	37,413	0.51
65,800,000		United States Treasury Bond	8.000%, 11/15/21	90,783	1.25
		Other		141,780	1.94

				460,511	6.32

		TOTAL GOVERNMENT BONDS	(Cost $1,887,391)	1,918,867	26.31

70	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

Principal	Issuer		Value (000)	% of net assets

STRUCTURED ASSETS
ASSET BACKED			$89,953	1.23%
OTHER MORTGAGE BACKED			111,859	1.54

	TOTAL STRUCTURED ASSETS	(Cost $251,191)	201,812	2.77

	TOTAL BONDS	(Cost $2,880,694)	2,854,146	39.14

Shares			Company

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
1,292,738			Walt Disney Co	30,159	0.41
			Other	574	0.01

				30,733	0.42

APPAREL AND ACCESSORY STORES				30,324	0.42

APPAREL AND OTHER TEXTILE PRODUCTS				23,741	0.33

AUTO REPAIR, SERVICES AND PARKING				1,717	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS				6,873	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES
1,136,048		e	Home Depot, Inc	26,844	0.37
			Other	16,031	0.22

				42,875	0.59

BUSINESS SERVICES
118,106	*,	e	Google, Inc (Class A)	49,791	0.68
3,451,105			Microsoft Corp	82,032	1.13
			Other	132,204	1.81

				264,027	3.62

CHEMICALS AND ALLIED PRODUCTS
669,930	*		Amgen, Inc	35,466	0.49
1,405,339			Bristol-Myers Squibb Co	28,542	0.39
377,274			Colgate-Palmolive Co	26,688	0.37
624,332	*		Gilead Sciences, Inc	29,244	0.40
1,221,129			Johnson & Johnson	69,359	0.95
1,305,370			Merck & Co, Inc	36,497	0.50
1,257,139			Procter & Gamble Co	64,239	0.88
			Other	269,424	3.69

				559,459	7.67

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

COMMUNICATIONS
1,452,674	Verizon Communications, Inc	$44,642	0.61%
	Other	168,641	2.31

		213,283	2.92

DEPOSITORY INSTITUTIONS
2,268,028	Wells Fargo & Co	55,022	0.76
	Other	262,707	3.60

		317,729	4.36

EATING AND DRINKING PLACES
635,870	McDonald’s Corp	36,557	0.50
	Other	15,914	0.22

		52,471	0.72

EDUCATIONAL SERVICES		1,550	0.02

ELECTRIC, GAS, AND SANITARY SERVICES		296,186	4.06

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,883,405 *	Cisco Systems, Inc	53,748	0.74
2,839,039	Intel Corp	46,987	0.64
	Other	120,016	1.65

		220,751	3.03

ENGINEERING AND MANAGEMENT SERVICES		36,105	0.50

FABRICATED METAL PRODUCTS		34,963	0.48

FOOD AND KINDRED PRODUCTS
1,075,888	Kraft Foods, Inc (Class A)	27,263	0.38
821,609	PepsiCo, Inc	45,155	0.62
	Other	88,483	1.21

		160,901	2.21

FOOD STORES		31,972	0.44

FORESTRY		4,428	0.06

FURNITURE AND FIXTURES		6,883	0.09

FURNITURE AND HOME FURNISHINGS STORES		9,565	0.13

GENERAL BUILDING CONTRACTORS		12,188	0.17

GENERAL MERCHANDISE STORES		62,329	0.86

HEALTH SERVICES		20,348	0.28

HEAVY CONSTRUCTION, EXCEPT BUILDING		5,881	0.08

HOLDING AND OTHER INVESTMENT OFFICES		49,118	0.67

HOTELS AND OTHER LODGING PLACES		15,286	0.21

72	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

		Value	% of net
Shares	Company	(000)	assets

INDUSTRIAL MACHINERY AND EQUIPMENT
1,241,202	Hewlett-Packard Co	$47,971	0.66%
620,038	International Business Machines Corp	64,743	0.89
	Other	127,011	1.74

		239,725	3.29

INSTRUMENTS AND RELATED PRODUCTS
479,372	Baxter International, Inc	25,388	0.35
782,250	Medtronic, Inc	27,292	0.37
	Other	135,511	1.86

		188,191	2.58

INSURANCE AGENTS, BROKERS AND SERVICE		16,728	0.23

INSURANCE CARRIERS		186,363	2.56

LEATHER AND LEATHER PRODUCTS		4,423	0.06

LEGAL SERVICES		690	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		1,210	0.02

LUMBER AND WOOD PRODUCTS		131	0.00	**

METAL MINING		26,863	0.37

MISCELLANEOUS MANUFACTURING INDUSTRIES		9,901	0.14

MISCELLANEOUS RETAIL
831,183	CVS Corp	26,489	0.36
	Other	55,422	0.76

		81,911	1.12

MOTION PICTURES		5,263	0.07

NONDEPOSITORY INSTITUTIONS		35,031	0.48

NONMETALLIC MINERALS, EXCEPT FUELS		11,150	0.15

OIL AND GAS EXTRACTION		248,239	3.40

PAPER AND ALLIED PRODUCTS		35,577	0.49

PERSONAL SERVICES		1,015	0.01

PETROLEUM AND COAL PRODUCTS		114,651	1.57

PIPELINES, EXCEPT NATURAL GAS		22,823	0.31

PRIMARY METAL INDUSTRIES		65,119	0.89

PRINTING AND PUBLISHING		32,846	0.45

RAILROAD TRANSPORTATION		43,672	0.60

REAL ESTATE		26,437	0.36

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		6,208	0.09

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

			Value		% of net
Shares	Company		(000)		assets

SECURITY AND COMMODITY BROKERS			$120,351		1.65%

SOCIAL SERVICES			202		0.00	**

SPECIAL TRADE CONTRACTORS			2,032		0.03

STONE, CLAY, AND GLASS PRODUCTS
488,271	3M Co		29,346		0.40
	Other		18,031		0.25

			47,377		0.65

TEXTILE MILL PRODUCTS			280		0.00	**

TRANSPORTATION BY AIR			27,737		0.38

TRANSPORTATION EQUIPMENT			84,125		1.15

TRANSPORTATION SERVICES			6,818		0.09

TRUCKING AND WAREHOUSING
505,534	United Parcel Service, Inc (Class B)		25,271		0.35
	Other		8,771		0.12

			34,042		0.47

WATER TRANSPORTATION			4,993		0.07

WHOLESALE TRADE-DURABLE GOODS			42,531		0.58

WHOLESALE TRADE-NONDURABLE GOODS			32,177		0.44

TOTAL COMMON STOCKS		(Cost $4,791,462)	4,318,518		59.21

PREFERRED STOCKS
MORTGAGE BACKED			1,277		0.02

TOTAL PREFERRED STOCKS		(Cost $24,353)	1,277		0.02

RIGHTS / WARRANTS
DEPOSITORY INSTITUTIONS			—	^	0.00	**

TOTAL RIGHTS / WARRANTS		(Cost $0)	—	^	0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$33,000,000	Federal Home Loan Bank (FHLB)	0.000%, 09/18/09	32,988		0.45
34,100,000	Federal National Mortgage Association (FNMA)	0.000%, 10/28/09	34,080		0.47
31,802,000	Federal Home Loan Mortgage Corporation (FHLMC)	0.000%, 10/26/09	31,784		0.44
36,737,000	FHLMC	0.000%, 11/02/09	36,708		0.50
	Other		75,288		1.03

TOTAL U.S. GOVERNMENT AND AGENCIES
DISCOUNT AND COUPON NOTES		(Cost $210,809)	210,848		2.89

U.S. TREASURY BILLS
47,000,000	United States Treasury Bill	0.000%, 11/12/09	46,958		0.64

TOTAL U.S. TREASURY BILLS		(Cost $46,961)	46,958		0.64

74	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2009

			Value	% of net
Principal	Issuer		(000)	assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$36,000,000	Federal Home Loan Bank (FHLB)	0.000%, 07/22/09	$35,990	0.49%
25,000,000	FHLB	0.000%, 08/19/09	24,980	0.34
28,400,000	Federal National Mortgage Association (FNMA)	0.000%, 09/01/09	28,393	0.39
52,200,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 09/14/09	52,185	0.72
	Other		63,849	0.88

			205,397	2.82

U.S. TREASURY BILLS
127,000,000	United States Treasury Bill	0.000%, 11/19/09	126,873	1.74
100,000,000	United States Treasury Bill	0.000%, 11/27/09	99,886	1.37
35,000,000	United States Treasury Bill	0.000%, 12/17/09	34,946	0.48
	Other		3,998	0.05

			265,703	3.64

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $471,036)	471,100	6.46

TOTAL SHORT-TERM INVESTMENTS		(Cost $728,806)	728,906	9.99

	TOTAL PORTFOLIO	(Cost $8,425,315)	7,902,847	108.36
OTHER ASSETS & LIABILITIES, NET			(609,616)	(8.36)

	NET ASSETS		$7,293,231	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000
e	All or a portion of these securities are out on loan.
i	Floating or variable rate security. Coupon rate represents the rate at period end.

Cost amounts are in thousands

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2009

				Value	% of net
Principal		Issuer		(000)	assets

BONDS
CORPORATE BONDS
DEPOSITORY INSTITUTIONS				$25,001	0.17%

TOTAL CORPORATE BONDS			(Cost $25,001)	25,001	0.17

GOVERNMENT BONDS
AGENCY SECURITIES				57,676	0.39

U.S. TREASURY SECURITIES
$67,500,000		United States Treasury Note	2.880%, 06/30/10	69,027	0.47
		Other		65,835	0.44

				134,862	0.91

TOTAL GOVERNMENT BONDS			(Cost $192,538)	192,538	1.30

TOTAL BONDS			(Cost $217,539)	217,539	1.47

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCES
65,146,000		Bank of America NA	0.000%, 11/16/09	64,898	0.44
		Other		237,036	1.60

				301,934	2.04

CERTIFICATE OF DEPOSIT
161,185,000		Abbey National North America LLC	0.250%–0.520%, 07/14/09–11/18/09	161,193	1.09
50,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.610%, 12/08/09	50,001	0.34
150,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.550%–1.250%, 07/27/09–12/30/09	150,053	1.01
170,000,000		Bank of Nova Scotia	0.480%–0.950%, 07/24/09–06/10/10	170,000	1.15
205,000,000		Barclays Bank plc	0.830%–1.270%, 07/15/09–11/16/09	205,014	1.39
214,675,000		CALYON	0.360%–0.600%, 07/02/09–10/01/09	214,678	1.45
50,000,000		Lloyds TSB Bank plc	0.610%, 07/15/09	50,003	0.34
50,000,000		Toronto-Dominion Bank	0.750%, 07/16/09	50,000	0.34
205,000,000		Toronto-Dominion Bank	0.750%–1.900%, 07/20/09–11/12/09	205,000	1.38
		Other		685,345	4.63

				1,941,287	13.12

COMMERCIAL PAPER
163,800,000		Abbey National North America LLC	0.000%, 07/15/09–12/16/09	163,642	1.11
71,000,000		BNP Paribas Finance, Inc	0.000%, 07/29/09	70,986	0.48
285,000,000	p	Citigroup Funding, Inc-TLGP	0.000%, 07/08/09–08/11/09	284,967	1.93
93,800,000		Eli Lilly & Co	0.000%, 08/10/09	93,743	0.63
51,789,000		Fairway Finance LLC	0.000%, 07/09/09	51,785	0.35
185,000,000	p	GECC-TLGP	0.000%, 07/02/09–07/31/09	184,961	1.25
78,000,000		ING US Funding LLC	0.000%, 08/31/09	77,951	0.53
238,375,000		ING US Funding LLC	0.000%, 07/16/09–11/30/09	238,169	1.61
54,410,000		Kitty Hawk Funding Corp	0.000%, 09/22/09	54,362	0.37
273,649,000		Nestle Capital Corp	0.000%, 07/09/09–03/17/10	273,154	1.85
287,271,000		Old Line Funding LLC	0.000%, 07/07/09–09/17/09	287,164	1.94
58,658,000		Old Line Funding LLC	0.000%, 07/15/09	58,650	0.39
55,380,000		PACCAR Financial Corp	0.000%, 08/13/09	55,361	0.37

76	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2009

			Value	% of net
Principal	Issuer		(000)	assets

$241,918,000	Park Avenue Receivables Corp	0.000%, 07/02/09–08/19/09	$241,895	1.63%
51,545,000	Park Avenue Receivables Corp	0.000%, 07/10/09	51,541	0.35
57,000,000	Private Export Funding Corp	0.000%, 07/06/09	56,996	0.38
281,845,000	Private Export Funding Corp	0.000%, 07/20/09–02/11/10	281,420	1.90
219,135,000	Rabobank USA Financial Corp	0.000%, 07/01/09–12/08/09	218,820	1.48
69,015,000	Shell International Finance BV	0.000%, 09/24/09	68,978	0.47
75,000,000	Societe Generale North America, Inc	0.000%, 07/31/09	74,962	0.51
65,000,000	Svensk Exportkredit AB	0.000%, 07/07/09	64,987	0.44
195,000,000	Toyota Motor Credit Corp	0.000%, 07/09/09–08/19/09	194,955	1.32
60,000,000	Toyota Motor Credit Corp	0.000%, 07/28/09	59,987	0.40
222,695,000	Unilever Capital Corp	0.000%, 07/01/09–09/22/09	222,617	1.50
173,681,000	Variable Funding Capital Co LLC	0.000%, 07/13/09–07/28/09	173,652	1.17
160,835,000	Yorktown Capital LLC	0.000%, 07/01/09–09/08/09	160,752	1.09
	Other		2,187,939	14.79

			5,954,396	40.24

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
1,067,930,000	Federal Home Loan Bank (FHLB)	0.000%, 07/01/09–06/22/10	1,066,665	7.21
88,000,000	FHLB	0.000%, 08/25/09	87,972	0.60
73,500,000	FHLB	0.000%, 08/28/09	73,465	0.50
75,183,000	FHLB	0.000%, 09/04/09	75,139	0.51
72,820,000	FHLB	0.000%, 09/18/09	72,734	0.49
88,666,000	FHLB	0.000%, 11/02/09	88,526	0.60
973,715,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 07/06/09–06/01/10	971,918	6.57
76,471,000	FHLMC	0.000%, 07/07/09	76,466	0.52
50,705,000	FHLMC	0.000%, 08/03/09	50,680	0.34
80,000,000	FHLMC	0.000%, 08/24/09	79,937	0.54
74,200,000	FHLMC	0.000%, 08/31/09	74,129	0.50
108,500,000	FHLMC	0.000%, 09/14/09	108,363	0.73
78,970,000	FHLMC	0.000%, 09/30/09	78,857	0.53
100,887,000	FHLMC	0.000%, 10/05/09	100,770	0.68
60,000,000	FHLMC	0.000%, 10/19/09	59,940	0.41
69,295,000	FHLMC	0.000%, 12/07/09	69,137	0.47
107,657,000	Federal National Mortgage Association (FNMA)	0.000%, 04/01/10	107,200	0.72
943,977,000	FNMA	0.000%, 07/02/09–05/03/10	942,696	6.37
75,000,000	FNMA	0.000%, 07/13/09	74,996	0.51
115,000,000	FNMA	0.000%, 07/22/09	114,977	0.78
149,800,000	FNMA	0.000%, 07/30/09	149,733	1.01
120,000,000	FNMA	0.000%, 08/26/09	119,917	0.81
145,705,000	FNMA	0.000%, 09/01/09	145,559	0.98
87,930,000	FNMA	0.000%, 09/25/09	87,821	0.59
59,310,000	FNMA	0.000%, 10/26/09	59,178	0.40
	Other		66,980	0.45

			5,003,755	33.82

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2009

Principal		Issuer		Value (000)	% of net assets

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
$80,000,000	i	Federal Home Loan Bank (FHLB)	0.650%, 09/10/09	$80,000	0.54%
100,000,000	i	FHLB	0.120%, 01/08/10	100,000	0.68
90,000,000	i	FHLB	0.840%, 01/13/10	89,990	0.61
100,000,000	i	FHLB	0.660%, 02/02/10	100,000	0.68
100,000,000	i	FHLB	0.860%, 03/11/10	99,995	0.67
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.880%, 02/04/10	100,000	0.68
190,000,000	i	FHLMC	0.820%, 02/09/10	190,044	1.28
100,000,000	i	FHLMC	0.500%, 03/26/10	100,000	0.67
		Other		136,497	0.92

				996,526	6.73

U.S. TREASURY BILLS
212,315,000		United States Treasury Bill	0.000%, 11/19/09	211,942	1.43
63,000,000		United States Treasury Bill	0.000%, 12/17/09	62,898	0.43
		Other		57,028	0.38

				331,868	2.24

VARIABLE NOTES				45,000	0.30

		TOTAL SHORT-TERM INVESTMENTS	(Cost $14,574,766)	14,574,766	98.49

		TOTAL PORTFOLIO	(Cost $14,792,305)	14,792,305	99.96
		OTHER ASSETS AND LIABILITIES, NET		5,263	0.04

		NET ASSETS		$14,797,568	100.00%

The following abbreviations are used in portfolio descriptions:
LLC   Limited Liability Corporation
plc     Public Limited Company

i	Floating or variable rate security. Coupon rate represents the rate at period end.
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

78	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ▪ 2009 Semiannual Report	79

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2009

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$100,975,944	$13,689,771	$10,261,010	$8,558,480	$10,043,827	$6,528,212	$8,425,315	$14,792,305
Affiliated issuers	87,731	—	—	—	4,729	—	—	—

Total portfolio investments, at cost	101,063,675	13,689,771	10,261,010	8,558,480	10,048,556	6,528,212	8,425,315	14,792,305

Portfolio investments, at value:
Unaffiliated issuers	88,860,581	11,890,811	9,553,741	7,652,336	10,068,013	6,656,529	7,902,847	14,792,305
Affiliated issuers	35,539	—	—	—	4,271	—	—	—

Total portfolio investments, at value*	$88,896,120	$11,890,811	$9,553,741	$7,652,336	$10,072,284	$6,656,529	$7,902,847	$14,792,305
Cash	—	—	9	70	285	64	377	1
Cash — foreign**	65,071	32,898	335	—	—	—	1,859	—
Receivable from securities sold	2,269,709	32,250	889,498	119,437	488,914	—	463,702	—
Other	180,004	33,109	20,943	20,321	88,408	64,035	39,000	5,936

Total assets	91,410,904	11,989,068	10,464,526	7,792,164	10,649,891	6,720,628	8,407,785	14,798,242

LIABILITIES
Payable for collateral for securities loaned	8,349,552	1,428,040	—	—	—	—	424,767	—
Amount due to TIAA	1,273	193	149	94	108	78	104	170
Payable for securities purchased	2,426,701	54,095	922,190	150,754	1,262,364	7,544	689,679	—
Other	8,086	1,945	837	121	58	51	4	504

Total liabilities	10,785,612	1,484,273	923,176	150,969	1,262,530	7,673	1,114,554	674

NET ASSETS:
Accumulation Fund	$71,097,487	$10,278,088	$9,401,516	$7,498,013	$9,185,957	$6,510,077	$7,081,935	$14,523,742
Annuity Funds	9,527,805	226,707	139,834	143,182	201,404	202,878	211,296	273,826

Total net assets	$80,625,292	$10,504,795	$9,541,350	$7,641,195	$9,387,361	$6,712,955	$7,293,231	$14,797,568

Accumulation units outstanding	421,650	149,055	186,007	115,706	105,104	122,865	66,835	568,863

Accumulation unit value	$168.62	$68.95	$50.54	$64.80	$87.40	$52.99	$105.96	$25.53

* Includes securities loaned of:	$7,810,301	$1,329,972	$—	$—	$—	$—	$409,866	$—
** Cost:	$65,305	$32,687	$339	$—	$—	$—	$1,868	$—

80	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	81

STATEMENTS OF OPERATIONS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD ENDED JUNE 30, 2009

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$170	$60	$142	$49	$202,488	$(33,547)	$63,673	$67,730
Dividends:
Unaffiliated issuers	1,093,397	166,592	73,550	84,926	246	—	61,572	—
Affiliated issuers	786	—	—	—	—	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(44,418)	(10,518)	(370)	(2)	—	—	(2,234)	—
Affiliated issuers	(33)	—	—	—	—	—	—	—
Income from securities lending	72,214	10,243	—	—	—	—	34	—
Other income	3,808	596	—	—	109	—	10	—

Total income	1,125,924	166,973	73,322	84,973	202,843	(33,547)	123,055	67,730

EXPENSES
Administrative	124,176	16,344	14,103	11,478	13,391	9,277	10,690	22,827
Distribution	31,778	4,081	3,624	2,942	3,523	2,434	2,775	5,941
Advisory	62,086	10,558	7,050	2,875	3,886	2,862	4,087	5,098
Mortality and expense risk charges	1,807	230	210	171	224	156	167	380

Total expenses	219,847	31,213	24,987	17,466	21,024	14,729	17,719	34,246

Net investment income (loss)	906,077	135,760	48,335	67,507	181,819	(48,276)	105,336	33,484

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	(12,197,256)	(1,536,205)	(1,268,129)	(179,339)	(61,405)	(10,087)	(196,732)	2
Futures transactions	—	—	15,768	6,551	5	—	6	—
Foreign currency transactions	720	(494)	(293)	—	—	—	176	—

Net realized gain (loss) on total investments	(12,196,536)	(1,536,699)	(1,252,654)	(172,788)	(61,400)	(10,087)	(196,550)	2

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	16,318,739	2,098,193	2,128,602	399,908	100,517	343,128	445,705	(17,004)
Futures transactions	—	—	(2,942)	(394)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,447	421	24	—	—	—	112	—

Net change in unrealized appreciation (depreciation) on total investments	16,320,186	2,098,614	2,125,684	399,514	100,517	343,128	445,817	(17,004)

Net realized and unrealized gain (loss) on total investments	4,123,650	561,915	873,030	226,726	39,117	333,041	249,267	(17,002)

Net increase (decrease) in net assets resulting from operations	$5,029,727	$697,675	$921,365	$294,233	$220,936	$284,765	$354,603	$16,482

82	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	83

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008

	(unaudited)		(unaudited)		(unaudited)
FROM OPERATIONS
Net investment income	$906,077	$2,107,262	$135,760	$327,469	$48,335	$76,252
Net realized gain (loss) on total investments	(12,196,536)	(8,847,357)	(1,536,699)	(2,337,877)	(1,252,654)	(1,248,163)
Net change in unrealized appreciation (depreciation) on total investments	16,320,186	(44,994,663)	2,098,614	(5,228,329)	2,125,684	(4,290,328)

Net increase (decrease) in net assets resulting from operations	5,029,727	(51,734,758)	697,675	(7,238,737)	921,365	(5,462,239)

FROM PARTICIPANT TRANSACTIONS
Premiums	2,534,356	6,643,439	576,714	1,440,820	558,644	1,190,092
Net transfers from (to) CREF	(370,524)	(2,521,016)	(60,169)	(627,601)	125,342	(415,846)
Annuity payments	(691,950)	(2,040,630)	(16,833)	(67,637)	(9,295)	(32,540)
Withdrawals and death benefits	(2,381,346)	(8,401,876)	(344,572)	(1,316,147)	(277,058)	(940,459)

Net increase (decrease) in net assets from participant transactions	(909,464)	(6,320,083)	155,140	(570,565)	397,633	(198,753)

Net increase (decrease) in net assets	4,120,263	(58,054,841)	852,815	(7,809,302)	1,318,998	(5,660,992)

NET ASSETS
Beginning of period	76,505,029	134,559,870	9,651,980	17,461,282	8,222,352	13,883,344

End of period	$80,625,292	$76,505,029	$10,504,795	$9,651,980	$9,541,350	$8,222,352

Accumulation Units:
Credited for premiums	16,889,371	31,053,768	9,439,395	16,192,508	12,231,136	19,357,073
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(19,599,316)	(54,427,305)	(7,205,577)	(22,494,321)	(3,994,604)	(22,257,692)
Outstanding:
Beginning of period	424,360,114	447,733,651	146,821,512	153,123,325	177,770,407	180,671,026

End of period	421,650,169	424,360,114	149,055,330	146,821,512	186,006,939	177,770,407

84	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	85

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008

	(unaudited)		(unaudited)		(unaudited)

FROM OPERATIONS
Net investment income	$67,507	$158,992	$181,819	$372,314	$(48,276)	$296,008
Net realized gain (loss) on total investments	(172,788)	13,848	(61,400)	(133,695)	(10,087)	(79,085)
Net change in unrealized appreciation (depreciation) on total investments	399,514	(4,479,180)	100,517	(138,240)	343,128	(444,386)

Net increase (decrease) in net assets resulting from operations	294,233	(4,306,340)	220,936	100,379	284,765	(227,463)

FROM PARTICIPANT TRANSACTIONS
Premiums	477,821	1,107,879	628,070	1,162,955	541,531	1,666,438
Net transfers from (to) CREF	(15,882)	(181,685)	250,521	662,114	212,026	1,022,777
Annuity payments	(11,277)	(46,722)	(18,274)	(48,203)	(16,378)	(44,298)
Withdrawals and death benefits	(277,313)	(873,070)	(405,122)	(845,811)	(369,312)	(1,186,964)

Net increase (decrease) in net assets from participant transactions	173,349	6,402	455,195	931,055	367,867	1,457,953

Net increase (decrease) in net assets	467,582	(4,299,938)	676,131	1,031,434	652,632	1,230,490

NET ASSETS
Beginning of period	7,173,613	11,473,551	8,711,230	7,679,796	6,060,323	4,829,833

End of period	$7,641,195	$7,173,613	$9,387,361	$8,711,230	$6,712,955	$6,060,323

Accumulation Units:
Credited for premiums	8,107,005	13,443,195	7,562,362	13,780,973	10,496,913	31,720,195
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(5,229,005)	(13,223,266)	(2,306,436)	(2,848,769)	(3,561,446)	(6,316,746)
Outstanding:
Beginning of period	112,827,622	112,607,693	99,847,592	88,915,388	115,929,321	90,525,872

End of period	115,705,622	112,827,622	105,103,518	99,847,592	122,864,788	115,929,321

86	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	87

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008

	(unaudited)		(unaudited)
FROM OPERATIONS
Net investment income	$105,336	$248,114	$33,484	$295,642
Net realized gain (loss) on total investments	(196,550)	282,384	2	(1)
Net change in unrealized appreciation (depreciation) on total investments	445,817	(2,667,383)	(17,004)	18,952

Net increase (decrease) in net assets resulting from operations	354,603	(2,136,885)	16,482	314,593

FROM PARTICIPANT TRANSACTIONS
Premiums	336,987	754,539	2,044,424	6,362,828
Net transfers from (to) CREF	(49,739)	(222,396)	(91,575)	2,283,653
Annuity payments	(13,749)	(40,616)	(55,743)	(88,145)
Withdrawals and death benefits	(225,428)	(661,126)	(2,249,027)	(5,661,607)

Net increase (decrease) in net assets from participant transactions	48,071	(169,599)	(351,921)	2,896,729

Net increase (decrease) in net assets	402,674	(2,306,484)	(335,439)	3,211,322

NET ASSETS
Beginning of period	6,890,557	9,197,041	15,133,007	11,921,685

End of period	$7,293,231	$6,890,557	$14,797,568	$15,133,007

Accumulation Units:
Credited for premiums	3,438,059	6,377,916	80,097,337	252,151,700
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(2,972,437)	(7,781,286)	(93,346,979)	(138,788,425)
Outstanding:
Beginning of period	66,369,233	67,772,603	582,112,135	468,748,860

End of period	66,834,855	66,369,233	568,862,493	582,112,135

88	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	89

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$2.209		$5.339	$4.754	$4.329	$3.819	$3.564
Expenses	0.329		1.113	0.992	1.095	0.901	0.717

Net investment income	1.880		4.226	3.762	3.234	2.918	2.847
Net realized and unrealized gain (loss) on total investments	9.013		(107.993)	15.589	32.372	11.478	19.297

Net change in accumulation unit value	10.893		(103.767)	19.351	35.606	14.396	22.144

Accumulation unit value:
Beginning of period	157.723		261.490	242.139	206.533	192.137	169.993

End of period	$168.616		$157.723	$261.490	$242.139	$206.533	$192.137

TOTAL RETURN*	6.91	%(b)	(39.68)%	7.99%	17.24%	7.49%	13.03%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.61	%(a)	(0.64)%	0.52%	0.49%	0.46%	0.41%
Net investment income	2.51	%(a)	(1.95)%	1.44%	1.44%	1.49%	1.63%

SUPPLEMENTAL DATA
Portfolio turnover rate	33	%(b)	53%	49%	51%	58%	58%
Accumulation units outstanding at the end period†	422		424	448	469	484	495
Accumulation fund net assets†	$71,097		$66,931	$117,078	$113,675	$99,968	$95,028
Net assets at the end of period†	$80,625		$76,505	$134,560	$131,097	$115,864	$110,782

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

90	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Global Equities Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.041		$2.587	$2.069	$1.716	$1.641	$1.462
Expenses	0.137		0.462	0.409	0.481	0.397	0.323

Net investment income	0.904		2.125	1.660	1.235	1.244	1.139
Net realized and unrealized gain (loss) on total investments	3.834		(49.181)	8.522	14.969	6.205	8.064

Net change in accumulation unit value	4.738		(47.056)	10.182	16.204	7.449	9.203

Accumulation unit value:
Beginning of period	64.217		111.273	101.091	84.887	77.438	68.235

End of period	$68.955		$64.217	$111.273	$101.091	$84.887	$77.438

TOTAL RETURN*	7.38	%(b)	(42.29)%	10.07%	19.09%	9.62%	13.49%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.68	%(a)	0.68%	0.56%	0.52%	0.50%	0.46%
Net investment income	2.95	%(a)	2.34%	1.53%	1.35%	1.57%	1.62%

SUPPLEMENTAL DATA
Portfolio turnover rate	38	%(b)	76%	108%	137%	137%	74%
Accumulation units outstanding at the end period†	149		147	153	151	139	130
Accumulation fund net assets†	$10,278		$9,429	$17,039	$15,293	$11,803	$10,050
Net assets at the end of period†	$10,505		$9,652	$17,461	$15,674	$12,101	$10,311

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	91

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Growth Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.360		$0.740	$0.694	$0.625	$0.520	$0.672
Expenses	0.098		0.316	0.272	0.321	0.291	0.249

Net investment income	0.262		0.424	0.422	0.304	0.229	0.423
Net realized and unrealized gain (loss) on total investments	4.729		(30.509)	10.416	3.066	2.935	3.005

Net change in accumulation unit value	4.991		(30.085)	10.838	3.370	3.164	3.428

Accumulation unit value:
Beginning of period	45.553		75.638	64.800	61.430	58.266	54.838

End of period	$50.544		$45.553	$75.638	$64.800	$61.430	$58.266

TOTAL RETURN*	10.96	%(b)	(39.78)%	16.73%	5.49%	5.43%	6.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.60	%(a)	0.69%	0.55%	0.52%	0.50%	0.45%
Net investment income	1.15	%(a)	0.68%	0.60%	0.49%	0.39%	0.77%

SUPPLEMENTAL DATA
Portfolio turnover rate	50	%(b)	82%	127%	109%	87%	65%
Accumulation units outstanding at the end period†	186		178	181	182	194	196
Accumulation fund net assets†	$9,402		$8,098	$13,666	$11,780	$11,918	$11,435
Net assets at the end of period†	$9,541		$8,222	$13,883	$11,985	$12,128	$11,654

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

92	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.700		$1.823	$1.806	$1.636	$1.441	$1.400
Expenses	0.125		0.429	0.383	0.385	0.325	0.256

Net investment income	0.575		1.394	1.423	1.251	1.116	1.144
Net realized and unrealized gain (loss) on total investments	1.922		(38.771)	3.050	11.332	3.320	6.954

Net change in accumulation unit value	2.497		(37.377)	4.473	12.583	4.436	8.098

Accumulation unit value:
Beginning of period	62.306		99.683	95.210	82.627	78.191	70.093

End of period	$64.803		$62.306	$99.683	$95.210	$82.627	$78.191

TOTAL RETURN*	4.01	%(b)	(37.50)%	4.70%	15.23%	5.67%	11.55%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.51	%(a)	0.59%	0.47%	0.43%	0.41%	0.36%
Net investment income	1.97	%(a)	1.67%	1.39%	1.39%	1.40%	1.60%

SUPPLEMENTAL DATA
Portfolio turnover rate	4	%(b)	7%	9%	10%	7%	3%
Accumulation units outstanding at the end period†	116		113	113	116	117	113
Accumulation fund net assets†	$7,498		$7,030	$11,225	$11,033	$9,658	$8,813
Net assets at the end of period†	$7,641		$7,174	$11,474	$11,283	$9,877	$9,019

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	93

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Market Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.888		$4.241	$4.260	$3.990	$3.437	$3.265
Expenses	0.163		0.416	0.315	0.373	0.342	0.292

Net investment income	1.725		3.825	3.945	3.617	3.095	2.973
Net realized and unrealized gain (loss) on total investments	0.343		(2.777)	0.806	(0.467)	(1.414)	0.015

Net change in accumulation unit value	2.068		1.048	4.751	3.150	1.681	2.988

Accumulation unit value:
Beginning of period	85.331		84.283	79.532	76.382	74.701	71.713

End of period	$87.399		$85.331	$84.283	$79.532	$76.382	$74.701

TOTAL RETURN*	2.42	%(b)	1.24%	5.97%	4.12%	2.25%	4.17%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.47	%(a)	0.61%	0.51%	0.48%	0.45%	0.40%
Net investment income	4.06	%(a)	4.53%	4.86%	4.69%	4.09%	4.07%

SUPPLEMENTAL DATA
Portfolio turnover rate	118	%(b)	125%	174%	219%	275%	100%
Accumulation units outstanding at the end period†	105		100	89	78	74	70
Accumulation fund net assets†	$9,186		$8,520	$7,494	$6,219	$5,627	$5,247
Net assets at the end of period†	$9,387		$8,711	$7,680	$6,395	$5,797	$5,416

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

94	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Inflation-Linked Bond Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$(0.338)		$2.700	$2.618	$1.560	$2.657	$2.028
Expenses	0.097		0.249	0.186	0.228	0.194	0.166

Net investment income (loss)	(0.435)		2.451	2.432	1.332	2.463	1.862
Net realized and unrealized gain (loss) on total investments	2.774		(3.367)	2.695	(1.339)	(1.316)	1.497

Net change in accumulation unit value	2.339		(0.916)	5.127	(0.007)	1.147	3.359

Accumulation unit value:
Beginning of period	50.647		51.563	46.436	46.443	45.296	41.937

End of period	$52.986		$50.647	$51.563	$46.436	$46.443	$45.296

TOTAL RETURN*	4.62	%(b)	(1.78)%	11.04%	(0.01)%	2.53%	8.01%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.47	%(a)	0.58%	0.50%	0.49%	0.43%	0.39%
Net investment income (loss)	(1.54	)%(a)	4.69%	5.00%	2.83%	5.47%	4.34%

SUPPLEMENTAL DATA
Portfolio turnover rate	10	%(b)	19%	13%	23%	24%	110%
Accumulation units outstanding at the end period†	123		116	91	77	83	73
Accumulation fund net assets†	$6,510		$5,871	$4,668	$3,597	$3,844	$3,290
Net assets at the end of period†	$6,713		$6,060	$4,830	$3,744	$4,000	$3,425

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	95

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.738		$4.191	$4.165	$3.687	$2.987	$2.883
Expenses	0.199		0.600	0.492	0.535	0.465	0.377

Net investment income	1.539		3.591	3.673	3.152	2.522	2.506
Net realized and unrealized gain (loss) on total investments	3.705		(34.439)	2.371	8.412	2.877	6.473

Net change in accumulation unit value	5.244		(30.848)	6.044	11.564	5.399	8.979

Accumulation unit value:
Beginning of period	100.718		131.566	125.522	113.958	108.559	99.580

End of period	$105.962		$100.718	$131.566	$125.522	$113.958	$108.559

TOTAL RETURN*	5.21	%(b)	(23.45)%	4.81%	10.15%	4.97%	9.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.53	%(a)	0.61%	0.48%	0.45%	0.42%	0.37%
Net investment income	3.15	%(a)	3.02%	2.81%	2.65%	2.29%	2.46%

SUPPLEMENTAL DATA
Portfolio turnover rate	53	%(b)	77%	60%	84%	97%	37%
Accumulation units outstanding at the end period†	67		66	68	67	66	62
Accumulation fund net assets†	$7,082		$6,685	$8,917	$8,458	$7,539	$6,765
Net assets at the end of period†	$7,293		$6,891	$9,197	$8,733	$7,794	$7,002

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

96	2009 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Money Market Account

	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.104		$0.700	$1.258	$1.169	$0.726	$0.307
Expenses	0.048		0.124	0.092	0.098	0.090	0.078

Net investment income	0.056		0.576	1.166	1.071	0.636	0.229
Net realized and unrealized gain (loss) on total investments	(0.029)		0.032	(0.004)	—	0.003	(0.006)

Net change in accumulation unit value	0.027		0.608	1.162	1.071	0.639	0.223

Accumulation unit value:
Beginning of period	25.504		24.896	23.734	22.663	22.024	21.801

End of period	$25.531		$25.504	$24.896	$23.734	$22.663	$22.024

TOTAL RETURN*	0.11	%(b)	2.44%	4.90%	4.73%	2.90%	1.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.45	%(a)	0.56%	0.45%	0.43%	0.41%	0.36%
Net investment income	0.44	%(a)	2.25%	4.79%	4.64%	2.86%	1.05%

SUPPLEMENTAL DATA
Accumulation units outstanding at the end period†	569		582	469	393	317	298
Accumulation fund net assets†	$14,524		$14,846	$11,670	$9,327	$7,176	$6,554
Net assets at the end of period†	$14,798		$15,133	$11,922	$9,571	$7,406	$6,781

*	Based on per accumulation unit data.
†	Millions
(a)	The percentages shown for this period are annualized.
(b)	The percentages shown for this period are not annualized.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Semiannual Report	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events through August 24, 2009. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Account investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. Accounting principles generally accepted in the U.S. GAAP establish a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-Traded Equity Securities, Common & Preferred Stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the

98	2009 Semiannual Report ▪ College Retirement Equities Fund

extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-Term Investments – Short-term investments (other than those in the Money Market Account) with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Account are valued at amortized cost. Prior to May 1, 2009, short-term investments in the Money Market Account with maturities in excess of 60 days were valued in the same manner as debt securities. Money Market Account investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures Contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

The following is a summary of the inputs used to value the Accounts’ investments as of June 30, 2009:

College Retirement Equities Fund ▪ 2009 Semiannual Report	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Stock Account
Corporate Bonds	$—	$46,354	$—	$46,354
Government Bonds	—	346,582	—	346,582
Foreign Preferred Stocks	—	16,822,776	—	16,822,776
Domestic Common Stocks	58,297,119,194	—	—	58,297,119,194
Food & Kindred Products	—	—	600	600
Holding & Other Investment Offices	—	—	15,984	15,984
Instrument & Related Products	—	—	12,757,871	12,757,871

Total Domestic Common Stocks	58,297,119,194	—	12,774,455	58,309,893,649

Foreign Common Stocks	—	22,236,728,580	—	22,236,728,580
Short-term Investments	—	8,332,281,883	—	8,332,281,883

Total	$58,297,119,194	$30,586,226,175	$12,774,455	$88,896,119,824

Global Equities Account
Domestic Common Stocks	$5,297,268,666	$—	$—	$5,297,268,666
Foreign Common Stocks	—	5,172,506,643	—	5,172,506,643
Short-term Investments	—	1,421,036,077	—	1,421,036,077

Total	$5,297,268,666	$6,593,542,720	$—	$11,890,811,386

Growth Account
Domestic Common Stocks	$9,294,862,715	$—	$—	$9,294,862,715
Foreign Common Stocks	—	46,039,777	—	46,039,777
Short-term Investments	—	212,838,898	—	212,838,898
Futures Contracts*	(2,941,715)	—	—	(2,941,715)

Total	$9,291,921,000	$258,878,675	$—	$9,550,799,675

Equity Index Account
Domestic Common Stocks	$7,598,126,850	$—	$—	$7,598,126,850
Short-term Investments	—	54,208,696	—	54,208,696
Futures Contracts*	(394,367)	—	—	(394,367)

Total	$7,597,732,483	$54,208,696	$—	$7,651,941,179

Bond Market Account
Corporate Bonds	$—	$2,638,694,496	$—	$2,638,694,496
Government Bonds	—	5,901,304,478	—	5,901,304,478
Structured Assets	—	667,039,643	—	667,039,643
Domestic Preferred Stocks	2,620,390	—	—	2,620,390
Investments in Registered Investment Companies	4,270,542	—	—	4,270,542
Short-term Investments	—	858,354,605	—	858,354,605

Total	$6,890,932	$10,065,393,222	$—	$10,072,284,154

100	2009 Semiannual Report ▪ College Retirement Equities Fund

continued

	Level 1	Level 2	Level 3	Total

Inflation-Linked Bond Account
Government Bonds	$—	$6,641,831,070	$—	$6,641,831,070
Short-term Investments	—	14,697,458	—	14,697,458

Total	$—	$6,656,528,528	$—	$6,656,528,528

Social Choice Account
Corporate Bonds	$—	$733,468,383	$—	$733,468,383
Government Bonds	—	1,918,868,285	—	1,918,868,285
Structured Assets	—	201,810,319	—	201,810,319
Domestic Preferred Stocks	1,277,328	—	—	1,277,328
Domestic Common Stocks	3,360,393,715	—	—	3,360,393,715
Foreign Common Stocks	—	958,123,188	—	958,123,188
Short-term Investments	—	728,905,575	—	728,905,575

Total	$3,361,671,043	$4,541,175,750	$—	$7,902,846,793

Money Market Account
Corporate Bonds	$—	$25,000,949	$—	$25,000,949
Government Bonds	—	192,537,256	—	192,537,256
Short-term investments	—	14,574,766,893	—	14,574,766,893

Total	$—	$14,792,305,098	$—	$14,792,305,098

*	Futures contracts are derivatives instruments not reflected in the portfolio of investments. They are valued at the unrealized appreciation (depreciation) on the instrument.

College Retirement Equities Fund ▪ 2009 Semiannual Report	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Accounts hold cash with the custodian. The Accounts are charged a fee for overdrafts.

Repurchase agreements: The Accounts enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to

102	2009 Semiannual Report ▪ College Retirement Equities Fund

continued

the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Accounts are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with the counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts, which is typically limited to the unrealized gain on each open contract.

These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the period ended June 30, 2009.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

Lending the Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S.

College Retirement Equities Fund ▪ 2009 Semiannual Report	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations, which may cause the loans to be under collateralized for up to one business day. As of June 30, 2009, the cash collateral for the Stock, Global Equities and Social Choice Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser. The Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts may invest in the State Street Navigator Securities Lending Prime Portfolio. As of June 30, 2009, there were no securities lending for those Accounts.

Securities lending income is reflected separately on the Statements of Operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

At June 30, 2009, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$8,255,624,264	$8,349,551,652
Global Equities	1,411,211,934	1,428,040,238
Social Choice	471,099,359	424,766,935

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Accounts may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a

104	2009 Semiannual Report ▪ College Retirement Equities Fund

continued

month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. There are no unrecognized tax benefits in the accompanying Financial Statements. The Accounts are no longer subject to income tax examinations by tax authorities for years before 2005.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment advisory fees and other transactions with affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement. Investment Management is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

College Retirement Equities Fund ▪ 2009 Semiannual Report	105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Administrative services are provided to the Accounts by TIAA pursuant to an Administrative Services Agreement with CREF. Distribution functions, pursuant to a 12b-1 plan, for the Accounts are provided by Services in accordance with a Principal Underwriting and Distribution Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

The services provided by Investment Management, Services and TIAA are provided at cost. Investment Management, Services and TIAA receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

The Trustees of the Accounts, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the trustees.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. Such expense is reflected on the Statements of Operations.

Certain affiliated entities may pay fund expenses on behalf of the Accounts. The Accounts reimburse the affiliated entities for any such payment. Amounts owed to Account affiliates for payment of fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected on the Statements of Operations.

During the year ended December 31, 2008, certain securities held as collateral for security lending in the CREF Stock and Global Equities Accounts were valued at amortized cost instead of fair value. In connection with remediating these valuations, Investment Management made payments in 2009 of approximately $3.8 million and $0.6 million to the CREF Stock and Global Equities Accounts, respectively. Those payments are reflected as “other income” in the Statements of Operations.

106	2009 Semiannual Report ▪ College Retirement Equities Fund

continued

Note 3—investments and affiliates

At June 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Stock	$4,117,101,072	$(16,284,656,472)	$(12,167,555,400)
Global Equities	441,242,046	(2,240,201,968)	(1,798,959,922)
Growth	417,656,918	(1,124,925,503)	(707,268,585)
Equity Index	1,275,957,822	(2,182,102,311)	(906,144,489)
Bond Market	255,950,055	(232,222,362)	23,727,693
Inflation-Linked Bond	145,604,910	(17,288,309)	128,316,601
Social Choice	467,557,266	(990,025,229)	(522,467,963)

At June 30, 2009, these Accounts held the following open futures contracts:

Account	Future	Number of Contracts	Fair Value	Expiration Date	Unrealized Gain/(Loss)

Growth	E-mini S&P 500 Index	2,938	$134,486,950	September 2009	$(2,941,715)

Equity Index	E-mini Russell 200 Index	50	2,536,000	September 2009	(47,037)
	E-mini S&P 500 Index	436	19,957,900	September 2009	(302,534)
	E-mini S&P Mid-Cap 400 Index	43	2,479,810	September 2009	(44,796)

			$24,973,710		$(394,367)

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

College Retirement Equities Fund ▪ 2009 Semiannual Report	107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	continued

Issue	Value at December 31, 2008		Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2009	Value at June 30, 2009

Stock Account
American Axle & Mfg.	$	**	$13,061,839	$—	$—	$—	$—	2,850,468	$9,805,610
Daishin Securities Co		2,270,222	—	—	—	—	—	—	*
Digital Garage, Inc		11,172,938	—	398,825	(727,024)	620,718	21,392	11,960	10,391,363
First NIS Regional Fund SICAV		15,984	—	—	—	—	—	1,598,400	15,984
Information Development Co		2,363,181	—	—	2,582	83,129	5,819	431,900	2,555,489
Intelligent Wave, Inc		2,594,875	—	—	—	82,598	5,782	15,915	2,808,481
MPM Bioventures II		9,918,210	—	—	—	—	—	21,967,242	8,964,172
Skyline Venture Partners		2,017,722	—	—	—	—	—	4,216,676	997,497

		$30,353,132	$13,061,839	$398,825	$(724,442)	$786,445	$32,993		$35,538,596

Bond Market Account
TIAA-CREF High-Yield Fund		$3,467,512	$193,866	$—	$—	$193,866	$—	510,830	$4,270,542

			$193,866	$—	$—	$193,866	$—	—	$4,270,542

*	Not an Affiliate as of June 30, 2009
**	Not an Affiliate as of December 31, 2008

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the Accounts for the period ended June 30, 2009, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$24,368,768,464	$3,826,725,930	$4,460,006,711	$481,880,633	$2,231,936,854	$—	$1,197,760,081
Government	—	—	—	—	8,505,452,101	1,022,848,307	2,667,793,534

Total Purchases	$24,368,768,464	$3,826,725,930	$4,460,006,711	$481,880,633	$10,737,388,955	$1,022,848,307	$3,865,553,615

Sales:
Non-Government	$24,167,220,632	$3,505,365,939	$4,125,229,406	$306,747,666	$2,166,807,978	$—	$1,057,303,093
Government	—	—	—	—	8,116,646,520	614,292,551	2,465,313,075

Total Sales	$24,167,220,632	$3,505,365,939	$4,125,229,406	$306,747,666	$10,283,454,498	$614,292,551	$3,522,616,168

108	2009 Semiannual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2009 Semiannual Report	109

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 4—line of credit

Each of the Accounts, except the Money Market Account, participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation of, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts. Interest associated with any borrowing under the facility is charged to the borrowing Accounts at rates that are based on a specified rate of interest. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended June 30, 2009, there were no borrowings under this credit facility by the Accounts.

Note 5—subsequent events

Effective July 16, 2009, TIAA waived the collection of a portion of distribution expenses for the Money Market Account. This waiver is voluntary in nature and can be discontinued at any time.

110	2009 Semiannual Report ▪ College Retirement Equities Fund

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

Among its other duties, the Board of Trustees of CREF (the “Board” or the “Trustees”) is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its Accounts. Under the Agreement, TCIM is responsible for providing investment management services, as well as fund accounting and custody, for each Account.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides in part that, after an initial period, an investment advisory agreement with a registered investment company will remain in effect only if its board of directors or trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 1, 2009, at which it considered the annual renewal of the Agreement using its previously-established process. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 1, 2009, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

During these meetings, the Operations Committee also reviewed the types of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and management provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types for which reimbursement is authorized under the Agreement.

Among other matters, the Operations Committee reviewed guidelines it had developed regarding reports to be provided to all Trustees with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s management costs, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds underlying variable insurance products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the cost, expense and performance information that is necessary to help the Board comply with standards established by Section 15 of the 1940 Act.

In advance of the Board meeting held on April 1, 2009, independent legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a comparison of each Account’s costs under the Agreement as compared to any other comparable accounts managed by TCIM or its affiliates, if any; (3) any “fall-out” benefits that accrued to TCIM or its affiliates due to their relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (4) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (7) proposed narrative explanations of reasons why the Board should renew the Agreement for each Account.

In considering whether to renew the Agreement for each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Account, including: (1) the nature, extent and quality of services provided by

112	2009 Semiannual Report ▪ College Retirement Equities Fund

continued

TCIM to each Account; (2) the investment performance of each Account; (3) the costs of the services provided to each Account by TCIM and its affiliates; (4) comparisons of services and fees with contracts entered into by TCIM with other clients, if any; and (5) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with CREF. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement for each Account.

In reaching its decisions regarding the renewal of each Account’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to CREF. In addition, the Board received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for each Account at the same meeting on April 1, 2009, the Board received and considered Account-specific information on an Account-by-Account basis and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account.

At its meeting on April 1, 2009, the Board voted unanimously to renew the Agreement for each Account. Set forth below are the general factors the Board considered for all of the Accounts, followed by an outline of the specific factors the Board considered for each particular Account.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TCIM is an experienced investment adviser and that it or its affiliates have managed the Accounts since their operations commenced. Under the Agreement, TCIM is responsible for: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Accounts to the Board on a regular basis. The Board considered that TCIM has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each Account, as discussed below. In the course of its review of the quality of TCIM’s services, the Board examined the investment performance of each Account and concluded that

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

it was reasonable when compared with Account benchmarks and peer groups of mutual funds that underlie variable insurance products, and that, in the case of any underperforming Accounts, TCIM represented that it had taken or was planning to implement affirmative steps to enhance the investment performance. In addition, with respect to such underperforming Accounts, the Board discussed with management several alternative potential means for enhancing investment performance, including, for example, potential increases in the resources devoted to portfolio management activities and potential adjustments to the allocation of assets between quantitative and more active management styles.

The Board also considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated CREF service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Account, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Board also considered each Account’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that the financial markets had seen unprecedented decreases during the year that had adversely impacted the Accounts’ performance. However, despite these circumstances, the Accounts’ performance generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products. (For additional details regarding each Account’s performance, see the Account-by-Account synopsis below.) As noted above, the Board also considered that in those cases in which any Accounts had underperformed their benchmarks or peer groups of mutual funds that underlie variable insurance products, TCIM had taken reasonable remedial actions or represented that it was in the process of taking such actions, and the Board had identified additional potential remedial actions to be considered by management. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable. The Board also considered its ongoing review of best execution and portfolio turnover practices of TCIM with respect to certain Accounts to assess whether those practices continue to be in the best interests of those Accounts.

COST AND PROFITABILITY

The Board considered the amounts charged by TCIM to each Account during 2008, including investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses.

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continued

The Board considered that TCIM charges expenses “at cost” and these charges are adjusted quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board also considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of the services provided by TCIM. In considering TCIM’s profitability, the Board noted that TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement.

Among other considerations, the Board acknowledged the reasonableness of permitting payments to TCIM that are reasonably needed for TCIM to maintain and improve the quality of services provided to CREF. In this connection, the Board noted its ongoing review of the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions. The Board also considered the reasons for increases in Account expenses that were unrelated to direct portfolio management services.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Board determined that the anticipated management expenses charged to the Accounts under CREF’s at cost arrangement were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Board determined that the anticipated expenses for each Account under the at cost arrangement were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at cost arrangement pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost arrangement.

FEE COMPARISON WITH CLIENTS OF AFFILIATED INVESTMENT ADVISERS

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliated investment adviser which provides advisory services to other affiliated investment companies. The Board considered that TAI is a for-profit company and, as a result,

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

it renders services to comparable accounts at higher fee rates than the costs charged by TCIM to CREF. In addition, the Board considered that TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages.

OTHER BENEFITS

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Accounts managed by TCIM are managed in the same manner and by the same personnel as certain of the other affiliated TIAA-CREF mutual funds, resulting in certain economies of scale. Additionally, CREF may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

ACCOUNT-BY-ACCOUNT FACTORS

The Trustees considered the following specific factors (among others) during their determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2008. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

CREF STOCK ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.180% of average daily net assets for 2009.

•

The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two- and ten-year periods, the Account was in the 3rd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Performance Universe”) and was in the 2nd quintile of its Performance Universe for the three-, four- and five-year periods.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

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continued

CREF GLOBAL EQUITIES ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.240% of average daily net assets for 2009.

•	The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, four- and five-year periods, the Account was in the 4th quintile of its Performance Universe, and the 3rd quintile of its Performance Universe for the two-, three- and ten-year periods.

•	For the two-, three-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF GROWTH ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.170% of average daily net assets for 2009.

•	The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 2nd, 1st, 2nd, 3rd, 3rd and 5th quintiles, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF EQUITY INDEX ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for 2009.

•

The Account’s pro forma management costs (including investment management and administrative expenses) are in the 3rd and 4th quintiles of its Expense Group and Expense Universe, respectively; and the Account’s total expenses are in the 2nd and 3rd quintiles of its Expense Group and Expense Universe, respectively.

•

For the two-, three-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe and the 2nd and 4th quintiles of its Performance Universe for the one- and ten-year periods, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

CREF SOCIAL CHOICE ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for 2009.

•	The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-year period, the Account was in the 2nd quintile of its Performance Universe and for the two-, three-, four-, five- and ten-year periods, it was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 4 stars for the one-year period.

CREF INFLATION-LINKED BOND ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for 2009.

•	The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, three- and five-year periods, the Account was in the 4th quintile of its Performance Universe; it was in the 3rd, 3rd and 1st quintiles of its Performance Universe for the two-, five- and ten-year periods, respectively.

•	The Account received an Overall Morningstar Rating of 4 stars for the one-year period.

•	John Cerra was named to the portfolio management team in August 2008 upon the departure of Steve Traum.

CREF BOND MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for 2009.

•	The Account’s pro forma management costs (including investment management and administrative expenses) and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 2nd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Lisa Black was added to the portfolio management team in August 2008.

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concluded

CREF MONEY MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.060% of average daily net assets for 2009.

•

The Account’s pro forma management costs (including investment management and administrative expenses) are in the 3rd quintile of its Expense Group and Expense Universe, and the Account’s total expenses are in the 2nd quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three- and four-year periods, the Account was in the 2nd quintile of its Performance Universe.

•	For the five- and ten-year periods, the Account was in 1st quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement with respect to each Account.

College Retirement Equities Fund ▪ 2009 Semiannual Report	119

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Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

COLLEGE RETIREMENT EQUITIES FUND
CREF STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
BONDS - 0.00%**

CORPORATE BONDS - 0.00%**

BUSINESS SERVICES - 0.00%**
$34,000	m	Amrep			NR	$-	^
		TOTAL BUSINESS SERVICES				-

HOTELS AND OTHER LODGING PLACES - 0.00%**
3,132	m	Club Mediterranee	5.000%	06/8/12	NR	46
		TOTAL HOTELS AND OTHER LODGING PLACES				46

METAL MINING - 0.00%**
86,132	m	Cia Vale Rio Doce	0.000	12/31/49	NR	-	^
		TOTAL METAL MINING				-

		TOTAL CORPORATE BONDS				46
		(Cost $37)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
325,000		United States Treasury Note	5.000	02/15/11		347
		TOTAL U.S. TREASURY SECURITIES				347

		TOTAL GOVERNMENT BONDS				347
		(Cost $323)
		TOTAL BONDS				393
		(Cost $360)

SHARES		COMPANY

COMMON STOCKS - 99.86%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.01%
41,231	e	Bureau Veritas S.A.				2,024
254,581		Centrais Eletricas Brasileiras S.A.				3,722
394,317		Centrais Eletricas Brasileiras S.A. (Preference)				5,132
2,605	*	Thessaloniki Port Authority S.A.				54
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS				10,932

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
1,938		Bonifica Ferraresi e Imprese Agricole S.p.A	$109
253,234	*,e	Chiquita Brands International, Inc	2,598
19,082	e	Griffin Land & Nurseries, Inc (Class A)	597
		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,304

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
66,597	e	Cal-Maine Foods, Inc	1,662
2,108		Seaboard Corp	2,365
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,027

AGRICULTURAL SERVICES - 0.00%**
85,818	*,e	Black Earth Farming Ltd	278
70,061	*,e	Cadiz, Inc	675
63,389	e	Calavo Growers, Inc	1,257
35,138	*	Hanfeng Evergreen, Inc	179
24,400		Hokuto Corp	503
4,034		KWS Saat AG.	724
46,338		MP Evans Group plc	245
		TOTAL AGRICULTURAL SERVICES	3,861

AMUSEMENT AND RECREATION SERVICES - 0.57%
124,883	e	888 Holdings plc	213
653		Accordia Golf Co Ltd	529
213,111		Aristocrat Leisure Ltd	651
37,600	e	Aruze Corp	288
329,270	*,e	Bally Technologies, Inc	9,852
902,300		Berjaya Sports Toto BHD	1,296
28,644	*,e	Betsson AB	19
53,499		Betsson AB (Series B)	605
38,192	*,e	bwin Interactive Entertainment	1,666
51,459		Churchill Downs, Inc	1,732
15,596	*	Codere S.A.	128
16,237		CTS Eventim AG.	658
70,148	e	Dover Downs Gaming & Entertainment, Inc	326
1,663,143	*	Electronic Arts, Inc	36,123
27,825	*	Euro Disney SCA	131
135		Fields Corp	183
10,893		Fiera Milano S.p.A.	75
47,000	e	Fuji Kyuko Co Ltd	202
19,491,000	*,e	Galaxy Entertainment Group Ltd	5,131
453,000	*	Gallant Venture Ltd	69
8,941		GL Events	151
68,815	*,e	Great Canadian Gaming Corp	273
11,137	*,e	Groupe Partouche	46
38,013	*,e	Gruppo Coin S.p.A.	187
69,100		Heiwa Corp	800
425,812	e	IG Group Holdings plc	1,963
152,128	e	International Speedway Corp (Class A)	3,896
121,205		Intralot S.A.-Integrated Lottery Systems & Services	740
60,769	*	Juventus Football Club S.p.A	69
172,830		Kangwon Land, Inc	2,211

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,793,357		Ladbrokes plc	$8,456
79,326	*	Lakes Entertainment, Inc	231
217,832	*,e	Life Time Fitness, Inc	4,359
482,581	*,e	Live Nation, Inc	2,345
10,510	e	Lottomatica S.p.A.	202
69,866		Luminar Group Holdings plc	132
7,848	*	Meetic	205
122,260	*,e	Multimedia Games, Inc	606
7,913,755		NagaCorp Ltd	1,052
231,049	e	Nintendo Co Ltd	63,870
366,397		OPAP S.A.	9,766
90,808	e	Oriental Land Co Ltd	6,089
571		Pacific Golf Group International Holdings KK	355
55,690		Paddy Power plc	1,297
156,958	*,e	PartyGaming plc	633
944,493	*,e	Penn National Gaming, Inc	27,494
666,967	*,e	Pinnacle Entertainment, Inc	6,196
462,662		Publishing & Broadcasting Ltd	846
540,367	*,e	Rank Group plc	569
3,568,300		Resorts World BHD	2,741
40,675,600	*	Rexcapital Financial Holdings Ltd	3,149
48,700	e	Round One Corp	486
728,415	e	Sega Sammy Holdings, Inc	9,247
1,292,000		SJM Holdings Ltd	477
38,136		SkiStar AB (Series B)	494
778,355		Sky City Entertainment Group Ltd	1,346
50,321	*	Snai S.p.A.	214
67,468	e	Speedway Motorsports, Inc	928
374,743	*	Sportingbet plc	351
815,086		TABCORP Holdings Ltd	4,703
671,100		Tanjong plc	2,539
4,355,364		Tattersall's Ltd	8,949
207,116	*	Ticketmaster	1,330
213,000		Tokyo Dome Corp	721
93,142	*,e	Town Sports International Holdings, Inc	349
51,500		Valor Co Ltd	403
53,994		Vocento S.A.	254
8,698,497		Walt Disney Co	202,937
357,518	*,e	Warner Music Group Corp	2,091
1,063,490		William Hill plc	3,438
207,908	*,e	WMS Industries, Inc	6,551
100,640	e	World Wrestling Entertainment, Inc (Class A)	1,264
31,000	e	Yomiuri Land Co Ltd	94
22,500		Yoshimoto Kogyo Co Ltd	224
169,650	*	Youbet.com, Inc	560
		TOTAL AMUSEMENT AND RECREATION SERVICES	460,756

APPAREL AND ACCESSORY STORES - 0.52%
276,888	e	Abercrombie & Fitch Co (Class A)	7,030
480,124	*,e	Aeropostale, Inc	16,454
165,095	*,e	American Apparel, Inc	601
1,446,221	e	American Eagle Outfitters, Inc	20,493
332,855	*,e	AnnTaylor Stores Corp	2,656
64,300		Aoyama Trading Co Ltd	1,112

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,300,000	*	Apac Resources Ltd	$202
120,647		Bebe Stores, Inc	830
4,256,400		Belle International Holdings Ltd	3,746
33,353		Bjoern Borg AB	248
219,932	e	Brown Shoe Co, Inc	1,592
128,826	e	Buckle, Inc	4,093
66,784		Burberry Group plc	465
458,516	*	Carter's, Inc	11,284
187,295	e	Cato Corp (Class A)	3,266
8,324		Charles Voegele Holding AG.	276
164,382	*	Charlotte Russe Holding, Inc	2,117
649,792	*,e	Charming Shoppes, Inc	2,417
1,346,439	*,e	Chico's FAS, Inc	13,101
120,375	*,e	Children's Place Retail Stores, Inc	3,182
28,100	e	Chiyoda Co Ltd	402
179,980	e	Christopher & Banks Corp	1,208
93,458	*,e	Citi Trends, Inc	2,419
351,895	*,e	Collective Brands, Inc	5,127
25,104	*	Destination Maternity Corp	419
279,953	*,e	Dress Barn, Inc	4,003
68,819	*,e	DSW, Inc (Class A)	678
9,500		Etam Developpement S.A.	179
132,214		Fast Retailing Co Ltd	17,293
258,752	e	Finish Line, Inc (Class A)	1,920
871,652	e	Foot Locker, Inc	9,126
39,809		Forzani Group Ltd/The	492
279,428		Foschini Ltd	1,821
3,300,814	e	Gap, Inc	54,132
1,230,000		Giordano International Ltd	259
395,008	*,e	Hanesbrands, Inc	5,929
818,440	e	Hennes & Mauritz AB (B Shares)	40,844
23,820	e	Honeys Co Ltd	177
236,730	*,e	Hot Topic, Inc	1,730
168,639	e	Inditex S.A.	8,084
250,804	*,e	J Crew Group, Inc	6,777
95,784	*,e	JOS A Bank Clothiers, Inc	3,301
96,893		KappAhl Holding AB	421
1,456,659	*	Kohl's Corp	62,271
1,605,641		Limited Brands, Inc	19,220
15,830		Lotte Shopping Co Ltd	3,256
20,325		Macintosh Retail Group NV	287
225,616	*,e	New York & Co, Inc	697
68,900	e	Nishimatsuya Chain Co Ltd	607
525,151	e	Nordstrom, Inc	10,445
371,115	*,e	Pacific Sunwear Of California, Inc	1,251
58,837		Reitmans Canada Ltd	726
29,300	*	Right On Co Ltd	269
164,752	e	rnb Retail and Brands AB	94
967,057		Ross Stores, Inc	37,328
44,134	*	Shoe Carnival, Inc	527
438,676		Sports Direct International plc	590
228,876		Stage Stores, Inc	2,541
33,181	*,e	Syms Corp	249

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
116,202	e	Talbots, Inc	$627
574,664		Truworths International Ltd	2,757
134,610	*,e	Tween Brands, Inc	899
167,757	*,e	Under Armour, Inc (Class A)	3,754
34,400		United Arrows Ltd	221
405,265	*,e	Urban Outfitters, Inc	8,458
653,164	*,e	Wet Seal, Inc (Class A)	2,005
1,038,375		Woolworths Holdings Ltd	1,744
		TOTAL APPAREL AND ACCESSORY STORES	422,729

APPAREL AND OTHER TEXTILE PRODUCTS - 0.32%
1,239,000		Anta Sports Products Ltd	1,549
75,527	e	Benetton Group S.p.A.	663
935,000		C C Land Holdings Ltd	608
3,950,600		China Dongxiang Group Co	2,656
474,000		China Ting Group Holdings Ltd	55
65,951	e	Columbia Sportswear Co	2,039
18,700	e	Daidoh Ltd	125
1,690,097		Debenhams plc	2,252
38,000		Descente Ltd	183
6,954	*,e	Escada AG.	24
15,800	*	F&A Aqua Holdings, Inc	174
11,776		Gerry Weber International AG.	297
74,800	*,e	G-III Apparel Group Ltd	859
914,687	e	Guess ?, Inc	23,582
404,000		Gunze Ltd	1,803
182,131	*,e	Gymboree Corp	6,462
19,832	e	Hermes International	2,754
13,390		Hugo Boss AG.	329
490,110		Jones Apparel Group, Inc	5,259
818,200	e	Li Ning Co Ltd	2,412
848,312	e	Liz Claiborne, Inc	2,443
201,211	*,e	Lululemon Athletica, Inc	2,622
133,480	*,e	Maidenform Brands, Inc	1,531
6,442		Mariella Burani S.p.A.	27
74,668	e	New Wave Group AB (B Shares)	111
1,641,046	e	Nike, Inc (Class B)	84,974
98,667	e	Onward Kashiyama Co Ltd	637
1,292,300	e	Pacific Brands Ltd	890
520,983		Phillips-Van Heusen Corp	14,947
312,102	e	Polo Ralph Lauren Corp (Class A)	16,710
1,156,851	*	Quiksilver, Inc	2,140
84,000	e	Sanyo Shokai Ltd	288
68,670		Shimamura Co Ltd	5,474
205,500		Stella International Holdings Ltd	331
28,000	*	Takihyo Co Ltd	142
31,406	e	Ten Cate NV	758
49,000		Tokyo Style Co Ltd	391
133,091	*,e	True Religion Apparel, Inc	2,968
967,441	e	VF Corp	53,549
74,000	e	Wacoal Holdings Corp	931
257,866	*	Warnaco Group, Inc	8,355
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	254,304

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
AUTO REPAIR, SERVICES AND PARKING - 0.11%
53,720	*,e	Amerco, Inc	$1,996
275,689	*	Avis Europe PLC	99
91,274	e	Dechra Pharmaceuticals PLC	634
118,462	*,e	Dollar Thrifty Automotive Group, Inc	1,653
75,545	e	Genus plc	625
337,842	e	Helphire PLC	203
726,757	*,e	Hertz Global Holdings, Inc	5,807
71,285	*,e	Midas, Inc	747
102,626	e	Monro Muffler, Inc	2,639
126,368		Northgate PLC	206
127,500	*,e	Park24 Co Ltd	1,149
320,109	e	Ryder System, Inc	8,936
12,724		Sixt AG.	308
19,870		Sixt AG. (Preference)	366
2,764,662	e	Standard Chartered plc	51,851
189,831		Standard Chartered plc (Hong Kong)	3,674
65,305	*,e	Standard Parking Corp	1,064
254,535	*	Wright Express Corp	6,482
		TOTAL AUTO REPAIR, SERVICES AND PARKING	88,439

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
508,728		Advance Auto Parts	21,106
49,114	*,e	America's Car-Mart, Inc	1,007
180,879	e	Asbury Automotive Group, Inc	1,852
526,523	*,e	Autonation, Inc	9,135
126,373	*,e	Autozone, Inc	19,096
168,955		Canadian Tire Corp Ltd	7,989
695,954	*,e	Carmax, Inc	10,231
426,992	*,e	Copart, Inc	14,804
6,070	e	Gulliver International Co Ltd	241
326,057		Halfords Group plc	1,670
4,582,911		Inchcape plc	1,433
90,908	*	Lithia Motors, Inc (Class A)	840
97,383		Lookers plc	102
63,801		MOL Hungarian Oil and Gas plc	3,931
441,549	*,e	O'Reilly Automotive, Inc	16,814
513,973	e	Pendragon plc	268
321,034	e	Penske Auto Group, Inc	5,342
4,575	*,e,m	Rodriguez Group	19
182,922	*,e	Rush Enterprises, Inc (Class A)	2,131
143,245	e	Sonic Automotive, Inc (Class A)	1,455
740	*,e	TravelCenters of America LLC	2
15,373	*	US Auto Parts Network, Inc	58
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	119,526

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.56%
99,965		Alesco Corp Ltd	281
94,739	*,e	Builders FirstSource, Inc	394
40,861		Clas Ohlson AB (B Shares)	580
101,800		DCM Japan Holdings Co Ltd	698
509,228	e	Fastenal Co	16,891
9,807,829		Home Depot, Inc	231,759
60,300	e	Keiyo Co Ltd	304

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,139,899		Kingfisher plc	$3,334
9,855,389		Lowe's Cos, Inc	191,293
71,296	*,e	Lumber Liquidators, Inc	1,124
53,000		Nice Holdings, Inc	91
64,232		Praktiker Bau- und Heimwerkermaerkte AG.	626
146,332	*	RONA, Inc	1,604
5,800		Stella-Jones, Inc	113
270,787	e	Travis Perkins plc	2,346
28,000		Wood One Co Ltd	85
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	451,523

BUSINESS SERVICES - 6.49%
2,188,569	*	3Com Corp	10,308
80,941	*,e	3D Systems Corp	584
197,301	e	Aaron Rents, Inc	5,884
259,858	e	ABM Industries, Inc	4,696
51,253	*,e	Absolute Software Corp	249
181,014	*	Acacia Research (Acacia Technologies)	1,425
212	*,e	Access Co Ltd	528
208,997	*,e	ACI Worldwide, Inc	2,918
229,733	*	ActivIdentity Corp	581
2,785,712	*,e	Activision Blizzard, Inc	35,184
276,997	*	Actuate Corp	1,324
429,983		Acxiom Corp	3,797
784,626		Adecco S.A.	32,683
115,345		Administaff, Inc	2,684
3,688,362	*	Adobe Systems, Inc	104,382
78,219	*,e	Advent Software, Inc	2,565
1,050,669	e	Aegis Group PLC	1,590
26,200		Aeon Delight Co Ltd	425
609,824	*,e	Affiliated Computer Services, Inc (Class A)	27,088
291,203	e	Aggreko PLC	2,484
244,785	e	Aircastle Ltd	1,799
1,159,816	*	Akamai Technologies, Inc	22,245
456,476	*,e	Alliance Data Systems Corp	18,802
149,647	e	Alpha Systems, Inc	3,309
134,686	*,e	Altran Technologies S.A.	378
799,865	*	Amdocs Ltd	17,157
232,460	*	American Reprographics Co	1,934
124,256		American Software, Inc (Class A)	716
175,015	*	AMICAS, Inc	487
205,141	*	AMN Healthcare Services, Inc	1,309
364,914		Anite plc	212
334,694	*,e	Ansys, Inc	10,429
147,597	*	APAC Customer Services, Inc	757
135,248	e	Arbitron, Inc	2,149
123,212	*,e	ArcSight, Inc	2,189
374,387		Argo Graphics, Inc	4,057
429,876	*,e	Ariba, Inc	4,230
36,103	*	Arques Industries AG.	85
794,808	*	Art Technology Group, Inc	3,020
39,959	*	AS. Roma S.p.A	66
25,300	e	Asatsu-DK, Inc	573
607,878		Ashtead Group plc	568

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
100,822		Asseco Poland S.A.	$1,730
74,638	*,e	Asset Acceptance Capital Corp	574
170,128	*,e	athenahealth, Inc	6,296
176,888	e	Atos Origin S.A.	5,994
1,300,051	*	Autodesk, Inc	24,675
2,072,572		Automatic Data Processing, Inc	73,453
5,961,182	*	Autonomy Corp plc	140,932
786,260		Aveva Group plc	9,268
690,485	*,e	Avis Budget Group, Inc	3,901
248,434	*,e	Avocent Corp	3,468
62,603		B2W Companhia Global Do Varejo	1,186
63,676	*,e	Bankrate, Inc	1,607
38,680		Barrett Business Services, Inc	406
21,133	e	Bechtle AG.	397
360,518	e	BGC Partners, Inc (Class A)	1,366
225,869	e	Blackbaud, Inc	3,512
156,829	*,e	Blackboard, Inc	4,526
214,301	*,e	Blue Coat Systems, Inc	3,545
839,275	*	BMC Software, Inc	28,359
136,489	*	Bottomline Technologies, Inc	1,230
384,491	*,e	BPZ Energy, Inc	1,880
272,341	e	Brady Corp (Class A)	6,841
288,850		Brink's Co	8,385
211,418	*,e	Brink's Home Security Holdings, Inc	5,985
23,234		Brunel International	531
70,874	*	Bull S.A.	187
1,744,464		CA, Inc	30,406
116,674	e	Cabcharge Australia Ltd	485
238,045	*,e	CACI International, Inc (Class A)	10,167
810,693	*,e	Cadence Design Systems, Inc	4,783
42,056	*,e	CAI International, Inc	214
20,248		Cairo Communication S.p.A	54
169,687	*,e	Callidus Software, Inc	484
217,041		Cam Finanziaria S.p.A.	87
52,700	e	Capcom Co Ltd	950
75,057	*,e	Capella Education Co	4,500
181,120	*,e	Cavium Networks, Inc	3,045
216,246	*,e	CBIZ, Inc	1,540
12,367		Cegid Group	236
86,900	e	Century Leasing System, Inc	990
211,658	*,e	Cerner Corp	13,184
4,132		Cewe Color Holding AG.	138
803,012	*	CGI Group, Inc	7,138
192,700	*	Check Point Software Technologies	4,523
4,632,000	*	China LotSynergy Holdings Ltd	188
11,000		Chiyoda Integre Co Ltd	127
185,993	*	Chordiant Software, Inc	675
366,919	*	Ciber, Inc	1,137
681,519	*,e	Citrix Systems, Inc	21,734
105,793	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	561
58,316	*,e	Clinical Data, Inc	643
225,998	*,e	Cogent Communications Group, Inc	1,842
320,386	*,e	Cogent, Inc	3,438
204,061		Cognex Corp	2,883

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,378,211	*,e	Cognizant Technology Solutions Corp (Class A)	$36,798
243,184	*,e	Commvault Systems, Inc	4,032
168,962	e	Compass Diversified Trust	1,367
84,917	*,e	Compellent Technologies, Inc	1,295
267,025		Computacenter plc	901
49,044	e	Computer Programs & Systems, Inc	1,879
1,045,986	*	Computer Sciences Corp	46,338
75,552	*	Computer Task Group, Inc	461
563,102	e	Computershare Ltd	4,093
1,403,743	*	Compuware Corp	9,630
94,292	*	COMSYS IT Partners, Inc	552
204,434	*,e	Concur Technologies, Inc	6,354
105,954		Connaught plc	654
119,632	*,e	Constant Contact, Inc	2,373
303,892	*	Convergys Corp	2,820
1,252,000	e	COSCO Pacific Ltd	1,410
97,590	*,e	CoStar Group, Inc	3,891
30,823		Cramo Oyj (Series B)	309
478,000		CSE Global Ltd	178
239,419	*,e	CSG Systems International, Inc	3,170
124,300	e	CSK Holdings Corp	587
174,391		Ctrip.com International Ltd (ADR)	8,074
419	e	CyberAgent, Inc	398
349,598	*,e	Cybersource Corp	5,349
16,720	e	Dassault Systemes S.A.	738
236,814	*	Data Domain, Inc	7,898
41,916	*	Davis Henderson Income Fund	441
192,268	*,e	DealerTrack Holdings, Inc	3,269
96,249	*,e	Deltek, Inc	418
351,804		Deluxe Corp	4,507
269	e	Dena Co Ltd	902
152,800	e	Dentsu, Inc	3,220
12,398		Devoteam S.A.	226
125,106	*,e	Dice Holdings, Inc	582
221,106	*	Digital River, Inc	8,031
154,753	*,e	DivX, Inc	850
81,702	*	Double-Take Software, Inc	707
511,781	*,e	DST Systems, Inc	18,910
17,400		DTS Corp	181
64,600		Duskin Co Ltd	1,097
39,429	*	Dynamics Research Corp	395
411,636	*	DynCorp International, Inc (Class A)	6,911
1,747		eAccess Ltd	1,433
722,888	*,e	Earthlink, Inc	5,357
6,092,638	*	eBay, Inc	104,368
34,600	*,e	Ebix, Inc	1,084
148,402	*,e	Echelon Corp	1,258
285,168	*	Eclipsys Corp	5,070
79,800		EDB Business Partner ASA	231
100,514		Electro Rent Corp	954
284,189	*	Electronics for Imaging, Inc	3,029
36,183	*	eLoyalty Corp	285
946,282		Emeco Holdings Ltd	309

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
189,000	e	Ementor ASA	$785
4,455		Engineering Ingegneria Informatica S.p.A.	132
106	e	en-japan, Inc	144
402,662	*,e	Entrust, Inc	729
314,225	*,e	Epicor Software Corp	1,665
173,885	*,e	EPIQ Systems, Inc	2,669
547,862		Equifax, Inc	14,299
57,650	e	Euromoney Institutional Investor plc	193
656,572	*,e	Evergreen Energy, Inc	643
13,930		Exact Holding NV	337
77,362	*,e	ExlService Holdings, Inc	867
789,617	*,e	Expedia, Inc	11,931
1,297,376		Experian Group Ltd	9,696
372,507	*,e	F5 Networks, Inc	12,885
159,143	e	Factset Research Systems, Inc	7,936
272,476	e	Fair Isaac Corp	4,212
177,010	*,e	FalconStor Software, Inc	841
2,065,177	e	Fidelity National Information Services, Inc	41,221
48,847		Fidessa Group plc	874
10,458	e	Fimalac	572
60,868	*	First Advantage Corp (Class A)	926
22,910	*,e	FirstService Corp	266
572,017	*	Fiserv, Inc	26,141
48,514		Fluidra S.A.	204
75,973	*	Forrester Research, Inc	1,865
20	*	Freebit Co Ltd	128
132,072		F-Secure Oyj	458
29,800	e	FUJI SOFT, Inc	591
4,732,860	e	Fujitsu Ltd	25,842
197		Future Architect, Inc	87
41,097	e	Fuyo General Lease Co Ltd	917
379,315	*,e	Gartner, Inc	5,788
13,252	*,e	General de Alquiler de Maquinaria	144
18,982	e	Gestevision Telecinco S.A.	177
32,740	e	GFI Informatique	131
279,380	*,e	Global Cash Access, Inc	2,224
102,164	*,e	Global Sources Ltd	737
51,800	e	GMO internet, Inc	234
1,421,049	*	Google, Inc (Class A)	599,101
141	e	Gourmet Navigator, Inc	399
350,000	*,e	Gravity Co Ltd (ADR)	364
4,300	*,e	Gree, Inc	314
568	e	Green Hospital Supply, Inc	334
9,157		Grenkeleasing AG.	341
3,010,081		Group 4 Securicor plc	10,325
39,125	e	Groupe Steria SCA	717
141,017	e	Gruppo Editoriale L'Espresso S.p.A.	200
86,851	*	GSE Systems, Inc	586
151,004	*,e	H&E Equipment Services, Inc	1,412
298,129	*,e	Hackett Group, Inc	695
18,162	e	Hakuhodo DY Holdings, Inc	980
514,631		Havas S.A.	1,263
1,525,619		Hays plc	2,152

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
161,789		HCL Technologies Ltd	$628
85,338		Healthcare Locums plc	268
217,079	e	Healthcare Services Group	3,881
227,900		Heartland Payment Systems, Inc	2,181
21,549	*	HeartWare International, Inc	601
97,504	e	Heidrick & Struggles International, Inc	1,779
27,433	*	Hi-Media S.A.	137
39,400		Hitachi Information Systems Ltd	832
19,000	e	Hitachi Systems & Services Ltd	260
316,289	*,e	HLTH Corp	4,143
145,007	*	HMS Holdings Corp	5,905
380,611		Hogg Robinson Group plc	166
100,622	*,e	i2 Technologies, Inc	1,263
928,941	*	IBA Health Group Ltd	483
28,000	e	IBJ Leasing Co Ltd	388
52,188	*	ICT Group, Inc	456
24,341		IDS Scheer AG.	366
173,888		iGate Corp	1,151
181,951	*,e	IHS, Inc (Class A)	9,074
63,935		iiNET Ltd	89
37,344		Imergent, Inc	261
1,667,213		IMS Health, Inc	21,174
204,887	e	Indra Sistemas S.A.	4,434
21,988		Industrial & Financial Systems	180
79,100		Ines Corp	539
213,399		infoGROUP, Inc	1,219
755,750	*	Informatica Corp	12,991
431,900		Information Development Co	2,555
18,500		Information Services International-Dentsu Ltd	114
170,642	e	Infospace, Inc	1,131
625,669		Infosys Technologies Ltd	23,202
23,300	e	Infosys Technologies Ltd (ADR)	857
137,180	*	Innerworkings, Inc	652
121,397	*	Innodata Isogen, Inc	532
94,167	*,e	Integral Systems, Inc	783
15,915		Intelligent Wave, Inc	2,808
124,874	e	Interactive Data Corp	2,890
108,034	*	Interactive Intelligence, Inc	1,324
309,203	*,e	Internap Network Services Corp	1,079
131,686	*,e	Internet Brands, Inc (Class A)	922
192,443	*	Internet Capital Group, Inc	1,295
114	e	Internet Initiative Japan, Inc	178
5,683,188	*,e	Interpublic Group of Cos, Inc	28,700
71,186	e	Intrum Justitia AB	685
1,534,388	*	Intuit, Inc	43,208
228,466	*	inVentiv Health, Inc	3,091
270,395	*	Ipass, Inc	433
152,991	e	Iress Market Technology Ltd	894
696,148	*,e	Iron Mountain, Inc	20,014
94,429		IT Holdings Corp	1,680
346,905		ITE Group plc	574
428,343		Jack Henry & Associates, Inc	8,888

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
53,104	e	JC Decaux S.A.	$843
155,348	*	JDA Software Group, Inc	2,324
229,045	e	JSR Corp	3,930
1,915,479	*	Juniper Networks, Inc	45,206
217	e	Kakaku.com, Inc	824
8,111	*	Kardex AG.	239
156,816		Kelly Services, Inc (Class A)	1,717
154,778	*,e	Kenexa Corp	1,791
62,320	*,e	Keynote Systems, Inc	476
217,550	*,e	Kforce, Inc	1,799
150,368	*,e	Knot, Inc	1,185
79,233	e	Konami Corp	1,522
70,977		Kontron AG.	911
247,342	*,e	Korn/Ferry International	2,632
177,772	*,e	Lamar Advertising Co (Class A)	2,715
73,724		Lavendon Group PLC	152
859,923	*	Lawson Software, Inc	4,798
202,751	*,e	Limelight Networks, Inc	892
325,009	*	Lionbridge Technologies	598
74,313	*,e	Liquidity Services, Inc	733
228,123	*	Liveperson, Inc	912
1,614,077	e	LogicaCMG plc	2,098
2,684	*	Logility, Inc	19
15,580	*	LogMeIn, Inc	249
27,608	*,e	Longtop Financial Technologies Ltd (ADR)	678
82,359	e	Loomis AB	819
39,483	*,e	MacDonald Dettwiler & Associates Ltd	900
437		Macromill, Inc	487
117,016	*,e	Manhattan Associates, Inc	2,132
528,701		Manpower, Inc	22,385
121,178	*	Mantech International Corp (Class A)	5,216
128,135		Marchex, Inc (Class B)	432
413,113	e	Mastercard, Inc (Class A)	69,119
759,608	*	McAfee, Inc	32,048
30,606	*	Medidata Solutions, Inc	501
32,500	e	Meitec Corp	562
504,413	*	Mentor Graphics Corp	2,759
1,490,522		Michael Page International PLC	5,842
350,070	e	Micro Focus International plc	2,157
47,147,001		Microsoft Corp	1,120,685
59,084	*	MicroStrategy, Inc (Class A)	2,967
478,424		Misys plc	1,358
187,646	e	Mitsubishi UFJ Lease & Finance Co Ltd	6,136
53	*,e	Mixi Inc	316
271,947	*,e	ModusLink Global Solutions, Inc	1,866
503,912	*	MoneyGram International, Inc	897
108,741	*	Monotype Imaging Holdings, Inc	741
435,854	*,e	Monster Worldwide, Inc	5,147
898,284	e	Moody's Corp	23,670
54,376		Morgan Sindall plc	618
19,700	e	Moshi Moshi Hotline, Inc	410
764,997	*,e	Move, Inc	1,652
552,607	*	MPS Group, Inc	4,222

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
251,239	*,e	MSC Software Corp	$1,673
32,899	*,e	NCI, Inc (Class A)	1,001
1,443,122	*	NCR Corp	17,072
13,981		Ncsoft	2,008
2,640,217		NEC Corp	10,387
34,300		NEC Fielding Ltd	473
45,900		NEC Networks & System Integration Corp	565
233,312	*	Ness Technologies, Inc	912
20,469		Net Entertainment NE AB	155
347,548	*,e	Netease.com (ADR)	12,227
232,372	*,e	NetFlix, Inc	9,606
223,726	*	Netscout Systems, Inc	2,099
80,778	*,e	NetSuite, Inc	954
146,075	*,e	Network Equipment Technologies, Inc	622
55,907	*	NHN Corp	7,746
329,279		NIC, Inc	2,229
52,000		Nihon Unisys Ltd	452
8,700		Nippon Kanzai Co Ltd	127
54,300	e	Nippon System Development Co Ltd	551
335,401		Nippon Systemware Co Ltd	1,243
12,200		Nishio Rent All Co Ltd	87
114,640	e	Nomura Research Institute Ltd	2,553
238,000	*	Norse Energy Corp ASA	122
1,854,045	*	Novell, Inc	8,399
16,000	e	NS Solutions Corp	257
4,615		NTT Data Corp	14,947
828,206	*,e	Nuance Communications, Inc	10,013
5,200	e	OBIC Business Consultants Ltd	212
21,163	e	Obic Co Ltd	3,442
2,041,617		Omnicom Group, Inc	64,475
337,900	*,e	Omniture, Inc	4,244
207,540	*,e	On Assignment, Inc	811
132,303	*,e	Online Resources Corp	826
75,739	*	Open Text Corp	2,767
30,948	*,e	OpenTable, Inc	934
709,759	*,e	OpenTV Corp (Class A)	937
101,000	e	Opera Software ASA	518
74,936		Opnet Technologies, Inc	686
43		OPT, Inc	57
22,335,143		Oracle Corp	478,420
116,721	e	Oracle Corp Japan	4,289
19,756		ORC Software AB	364
33,827		Ordina NV	132
10,669	e	Otsuka Corp	570
664,391	*	Parametric Technology Corp	7,767
281	*,e	Pasona Group, Inc	196
275,000		PCA Corp	2,830
114,940	e	PC-Tel, Inc	615
120,900		Pegasystems, Inc	3,189
183,030	*,e	Perficient, Inc	1,279
491,589	*	Perot Systems Corp (Class A)	7,044
72,471	*	Pervasive Software, Inc	441
216,282	*,e	Phase Forward, Inc	3,268
146,906	*,e	Phoenix Technologies Ltd	398

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,632,000		Pico Far East Holdings Ltd	$312
78,813	*,e	Portfolio Recovery Associates, Inc	3,052
369,532	*,e	Premiere Global Services, Inc	4,006
208,484	*,e	Progress Software Corp	4,414
144,775	e	Promotora de Informaciones S.A.	764
95,293	*	PROS Holdings, Inc	774
30,770		Prosegur Cia de Seguridad S.A.	987
428,594	e	Publicis Groupe S.A.	13,065
1,614		PubliGroupe AG.	121
73,868		QAD, Inc	240
119,032	e	Quality Systems, Inc	6,780
365,655	*	Quest Software, Inc	5,097
335,784	*,e	Rackspace Hosting, Inc	4,654
138,768	*	Radiant Systems, Inc	1,152
139,583	*,e	Radisys Corp	1,258
14,127	e	Rakuten, Inc	8,520
60,265	e	Ramirent Oyj	369
26,034		Randstad Holdings NV	720
263,298	*,e	Raser Technologies, Inc	737
488,992	*	RealNetworks, Inc	1,462
774,721	*	Red Hat, Inc	15,595
47,523		Redflex Holdings Ltd	78
47,122	e	Renaissance Learning, Inc	434
375,869	*	Rent-A-Center, Inc	6,702
120,084	*	Rewards Network, Inc	454
17,800	e	Ricoh Leasing Co Ltd	351
221,001		Rightmove plc	1,278
168,382	*	RightNow Technologies, Inc	1,987
110,888	*,e	Riskmetrics Group Inc	1,958
136,417	e	Ritchie Bros Auctioneers, Inc	3,202
589,412	e	Robert Half International, Inc	13,922
211,385		Rollins, Inc	3,659
42,574	*,e	Rosetta Stone, Inc	1,168
236,044	*,e	RSC Holdings, Inc	1,586
373,926	*	S1 Corp	2,580
18,095		S1 Corp (Korea)	770
132,627	*	Saba Software, Inc	511
1,693,858		Sage Group plc	4,963
835,478	*,e	Salesforce.com, Inc	31,890
94,913	*	Sandvine Corp	109
1,411,310	e	SAP AG.	56,763
616,197	*	Sapient Corp	3,876
65,265	*,e	SDL plc	350
242,807		Secom Co Ltd	9,880
992,292	e	Securitas AB (B Shares)	8,425
175,429	e	Seek Ltd	589
13,648	*	SeLoger.com	383
5,580		SGS S.A.	6,912
10,400	*	Shimojima Co Ltd	139
6,579		SimCorp AS	1,020
3,010,423		Singapore Post Ltd	1,860
137,788	*	SK Broadband Co Ltd	562
67,565		Skilled Group Ltd	67
154,817	*,e	Smith Micro Software, Inc	1,520

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
13	*	SMS Co Ltd	$69
8,721		Societe Des Autoroutes Paris-Rhin-Rhone	593
1,261,193	e	Softbank Corp	24,639
31,402		Software AG.	2,221
152,200	e	Sohgo Security Services Co Ltd	1,605
224,111	*,e	Sohu.com, Inc	14,081
59,008	*	SolarWinds, Inc	973
773	e	So-net Entertainment Corp	1,485
90	e	So-net M3, Inc	285
336,324	*,e	SonicWALL, Inc	1,843
1,207,302	*,e	Sonus Networks, Inc	1,944
8,384		Sopra Group S.A.	311
315,618		Sorun Corp	1,933
461,589	e	Sotheby's (Class A)	6,513
107,588	*,e	Sourcefire, Inc	1,333
41,954		Speedy Hire plc	19
300,486	*	Spherion Corp	1,238
169,648		Spotless Group Ltd	309
90,468	*,e	SPSS, Inc	3,019
93,995	e	Square Enix Co Ltd	2,210
242,486	*	SRA International, Inc (Class A)	4,258
94	*	Start Today Co Ltd	127
61,675	*	StarTek, Inc	495
169,394		Sthree plc	504
97,199	*,e	Stratasys, Inc	1,068
337,306	e	STW Communications Group Ltd	175
183,698	*,e	SuccessFactors, Inc	1,686
179,213	*	SumTotal Systems, Inc	862
3,952,002	*	Sun Microsystems, Inc	36,437
240,496	*,e	Support.com, Inc	524
15,885	*	SupportSoft, Inc	35
13,590		Sword Group	339
29,625	*	SXC Health Solutions Corp	756
371,525	*,e	Sybase, Inc	11,644
212,105	*,e	SYKES Enterprises, Inc	3,837
6,147,534	*	Symantec Corp	95,657
101,260	*,e	Synchronoss Technologies, Inc	1,242
114,939	*,e	SYNNEX Corp	2,872
576,146	*,e	Synopsys, Inc	11,241
64,273	e	Syntel, Inc	2,021
1,106,040		Taiwan Secom Co Ltd	1,709
13,750,530		Taiwan-Sogo Shinkong Security Corp	7,690
554,988	e	Take-Two Interactive Software, Inc	5,256
75,040	e	TAL International Group, Inc	818
158,525	*,e	Taleo Corp (Class A)	2,896
498,698		Tata Consultancy Services Ltd	4,058
53,085	*,e	TechTarget, Inc	212
76,793	*	Telecity Group plc	376
64,327	e	Teleperformance	1,956
249,770	*	TeleTech Holdings, Inc	3,784
705,603	*,e	Temenos Group AG.	12,014
1,430,500		Tencent Holdings Ltd	16,695
44,948	e	Textainer Group Holdings Ltd	516
397,478	*,e	THQ, Inc	2,846

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
946,619	*	TIBCO Software, Inc	$6,787
88,710	*	Tier Technologies, Inc	681
93,571		Tietoenator Oyj	1,243
16,500		TKC	317
123,587	*	TNS, Inc	2,317
1,168,000	*	Tom Group Ltd	67
133,700	e	Tomra Systems ASA	480
503,456	e	Total System Services, Inc	6,741
23,266		TradeDoubler AB	205
256,212	*	TradeStation Group, Inc	2,168
22,600	e	Trans Cosmos, Inc/Japan	227
27,653	*	Travelzoo, Inc	303
175,962	e	Trend Micro, Inc	5,644
312,358	*,e	TrueBlue, Inc	2,624
69,545	*,e	UBISOFT Entertainment	1,692
121,991	*,e	Ultimate Software Group, Inc	2,957
63,202	*,e	Unica Corp	346
2,481,605	*,e	Unisys Corp	3,747
17,722		Unit 4 Agresso NV	290
19,124	e	United Internet AG.	224
472,198		United Online, Inc	3,074
340,593	*	United Rentals, Inc	2,210
79,860		USG People NV	915
46,196		USS Co Ltd	2,383
576,342	*	Valueclick, Inc	6,063
130,145	*,e	Vasco Data Security International	951
285,000		Venture Corp Ltd	1,373
176		VeriSign Japan KK	76
657,229	*,e	VeriSign, Inc	12,146
127,001		Viad Corp	2,187
123,812	*,e	Vignette Corp	1,628
67,924	*	Virtusa Corp	545
2,814,228		Visa, Inc (Class A)	175,215
321,984	*	VisionChina Media, Inc (ADR)	1,967
1,052,935	*,e	VMware, Inc (Class A)	28,714
79,820	*,e	Vocus, Inc	1,577
74,937	*,e	Volt Information Sciences, Inc	470
24,254	*,e	WebMD Health Corp (Class A)	726
291,333	*	Websense, Inc	5,197
167,481	*	Website Pros, Inc	943
339,563	*	Wind River Systems, Inc	3,891
361,852		Wipro Ltd	2,855
103,772		Wirecard AG.	1,012
299	e	Works Applications Co Ltd	181
80,729		Wotif.com Holdings Ltd	306
3,090,374		WPP plc	20,502
23,074	e	Yahoo! Japan Corp	7,365
7,831,053	*,e	Yahoo!, Inc	122,635
		TOTAL BUSINESS SERVICES	5,229,723

CHEMICALS AND ALLIED PRODUCTS - 11.51%
25,500	*	5N Plus, Inc	142
7,913,578		Abbott Laboratories	372,254
73,781	*,b,e,m	Able Laboratories, Inc	–	^

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
26,628	*,e	Abraxis Bioscience, Inc	$982
100,689		Accsys Technologies plc	106
191,226	*,e	Acorda Therapeutics, Inc	5,391
144,727	*	Actelion Ltd	7,572
15,407	*,e	Acura Pharmaceuticals, Inc	92
2,273	*	Addex Pharmaceuticals Ltd	59
111,300		ADEKA Corp	1,066
329,859	*,e	Adolor Corp	581
285,235	e	Agrium, Inc	11,391
237,068	e	Air Liquide	21,654
1,047,732		Air Products & Chemicals, Inc	67,673
320,400		Air Water, Inc	3,505
769,002		Alapis Holding Industrial and Commercial S.A.	1,090
147,091	*	Albany Molecular Research, Inc	1,234
298,225		Albemarle Corp	7,626
1,075,123		Alberto-Culver Co	27,340
323,620	*,e	Alexion Pharmaceuticals, Inc	13,307
5,949		ALK-Abello AS	465
475,164	*,e	Alkermes, Inc	5,141
315,075	*,e	Allos Therapeutics, Inc	2,612
240,587	*,e	Alnylam Pharmaceuticals, Inc	5,358
84,955	*,e	AMAG Pharmaceuticals, Inc	4,644
329,138	*,e	American Oriental Bioengineering, Inc	1,741
98,412		American Vanguard Corp	1,112
7,730,878	*	Amgen, Inc	409,272
73,386	*,e	Amicus Therapeutics, Inc	840
3,396		Amorepacific Corp	1,821
73	*	AnGes MG, Inc	116
480,783	*	Antisoma PLC	190
137,646	e	Arch Chemicals, Inc	3,385
67,690	*	Ardea Biosciences, Inc	1,065
372,340	*,e	Arena Pharmaceuticals, Inc	1,858
53,800		Arisawa Manufacturing Co Ltd	322
217,629	*	Ark Therapeutics Group plc	158
62,472	e	Arkema	1,464
317,215	*,e	Arqule, Inc	1,948
294,387	*,e	Array Biopharma, Inc	924
99,150	*	ARYx Therapeutics, Inc	409
1,856,113	e	Asahi Kasei Corp	9,460
18,000	*	ASKA Pharmaceutical Co Ltd	153
277,690	*	Aspen Pharmacare Holdings Ltd	1,972
899,780		Astellas Pharma, Inc	31,943
2,910,220		AstraZeneca plc	127,861
235,691	e	AstraZeneca plc (ADR)	10,403
39,844	*	Atrium Innovations Inc	418
15,379		Auriga Industries (Class B)	267
316,286	*,e	Auxilium Pharmaceuticals, Inc	9,925
344,827	*	AVANIR Pharmaceuticals, Inc	766
346,508	e	Avery Dennison Corp	8,898
440,834	*	AVI BioPharma, Inc	697
1,693,162		Avon Products, Inc	43,650
36,709	*	Axis-Shield PLC	205

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
4,411		Bachem Holding AG.	$274
92,925	e	Balchem Corp	2,279
1,876,532	e	BASF AG.	74,578
8,448	*	Basilea Pharmaceutica	721
988,000	*	Bawang International	303
14,110	e	Beiersdorf AG.	663
120,648	*	BioCryst Pharmaceuticals, Inc	486
48,018	*,e	Biodel, Inc	248
53,274	*	BioDelivery Sciences International, Inc	355
1,693,084	*,e	Biogen Idec, Inc	76,443
319,060	*,e	BioMarin Pharmaceuticals, Inc	4,981
68,152	*,e	BioMimetic Therapeutics, Inc	630
112,500	*	Bioms Medical Corp	269
18,001	*	Biospecifics Technologies Corp	429
5,188		Biotest AG.	273
9,563		Biotest AG. (Preference)	477
346,844	e	Biovail Corp	4,658
7,000	*	Biovitrum AB	62
15,750		Boiron S.A.	514
178,251		Braskem S.A.	653
9,119,776		Bristol-Myers Squibb Co	185,223
628,098		Cabot Corp	7,901
130,449	*,e	Cadence Pharmaceuticals, Inc	1,303
275,470	*,e	Calgon Carbon Corp	3,826
170,602	*	Cambrex Corp	703
24,000	*	Cangene Corp	101
95,211	*,e	Caraco Pharmaceutical Laboratories Ltd	292
54,961	*	Cardiome Pharma Corp	209
42,886	*	Cardiovascular Systems, Inc	331
842,519		Celanese Corp (Series A)	20,010
2,200,108	*	Celgene Corp	105,253
227,041	*,e	Cell Genesys, Inc	66
2,630,459	*	Cell Therapeutics, Inc	4,524
82,724	*,e	Celldex Therapeutics, Inc	647
56,574	*	Celltrion, Inc	746
233,408	*,e	Cephalon, Inc	13,223
514,011	e	CF Industries Holdings, Inc	38,109
209,772	*,e	Charles River Laboratories International, Inc	7,080
30,022		Chase Corp	357
148,036	*	Chattem, Inc	10,081
37,551		Chemring Group PLC	1,341
40,420	*	China Green Agriculture, Inc	327
152,654	*,e	China Precision Steel, Inc	379
36,605	*	China-Biotics, Inc	395
242,916	e	Christian Dior S.A.	18,119
728,528	e	Chugai Pharmaceutical Co Ltd	13,915
65,000		Chugoku Marine Paints Ltd	449
482,216	e	Church & Dwight Co, Inc	26,189
621,987		Cipla Ltd	3,289
276,801		Clariant AG.	1,748
722,942		Clorox Co	40,362
530		CMIC Co Ltd	118
3,311,432		Colgate-Palmolive Co	234,251

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
38,055	*	Cornerstone Therapeutics, Inc	$418
74,325	*,e	Cougar Biotechnology, Inc	3,193
142,949	e	Croda International	1,255
17,524	*	CropEnergies AG.	73
1,188,754		CSL Ltd	30,796
321,701	*	Cubist Pharmaceuticals, Inc	5,897
350,773	*	Curis, Inc	558
188,643	*,e	Cypress Bioscience, Inc	1,777
446,733	e	Cytec Industries, Inc	8,318
440,055	*,e	Cytokinetics, Inc	1,245
121,633	*,e	Cytori Therapeutics, Inc	439
92,000		Dai Nippon Toryo Co Ltd	104
895,785		Daicel Chemical Industries Ltd	5,440
778,996		Daiichi Sankyo Co Ltd	13,973
56,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	144
408,784		Dainippon Ink and Chemicals, Inc	641
117,395	e	Dainippon Sumitomo Pharma Co Ltd	1,029
103,000	e	Daiso Co Ltd	251
448,136	*,e	Dendreon Corp	11,136
15,985	*	Devgen	149
33,335	e	DiaSorin S.p.A.	828
546,834	*,e	Discovery Laboratories, Inc	563
8,792,157	e	Dow Chemical Co	141,905
151,069		Dr Reddy's Laboratories Ltd	2,459
351,848		DSM NV	11,022
3,550,684		Du Pont (E.I.) de Nemours & Co	90,969
378,732	*,e	Durect Corp	901
15,900	e	Earth Chemical Co Ltd	425
335,818	e	Eastman Chemical Co	12,728
1,772,411		Ecolab, Inc	69,106
288,148	e	Eisai Co Ltd	10,289
491,461	*	Elan Corp plc	3,358
456,052	*	Elan Corp plc (ADR)	2,905
753,549		Elementis PLC	341
5,243,977	e	Eli Lilly & Co	181,651
146,727	*,e	Elizabeth Arden, Inc	1,281
82,965	*,e	Emergent Biosolutions, Inc	1,189
8,060		EMS-Chemie Holding AG.	764
230,303	*,e	Enzon Pharmaceuticals, Inc	1,812
56		EPS Co Ltd	215
792	e	Eramet	207
347,147	e	Estee Lauder Cos (Class A)	11,341
1,839,204		Eternal Chemical Co Ltd	1,312
156,042	*	Facet Biotech Corp	1,450
155,118	e	FAES FARMA S.A.	938
14,057	*	FAES FARMA S.A. (New)	85
32,500		Fancl Corp	396
82,005	*	Female Health Co	394
230,911	e	Ferro Corp	635
360,388		Fertilizantes Fosfatados S.A.	2,750
373,490	e	Filtrona plc	750
274,800		FMC Corp	12,998
2,537,576	*	Forest Laboratories, Inc	63,719

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
3,182,460		Formosa Chemicals & Fibre Corp	$4,792
4,812,235		Formosa Plastics Corp	8,580
7,635		Fuchs Petrolub AG.	417
11,172		Fuchs Petrolub AG. (Preference)	606
49,000	*	Fuso Pharmaceutical Industries Ltd	163
31,131	*	Galapagos NV	321
43,504	*	Genmab AS	1,502
854,893	*	Genzyme Corp	47,592
464,055	*,e	Geron Corp	3,559
6,781,421	*	Gilead Sciences, Inc	317,641
6,421	e	Givaudan S.A.	3,933
5,679,935		GlaxoSmithKline plc	99,847
104,839		Glenmark Pharmaceuticals Ltd	474
322,201	e	Grifols S.A.	5,691
121,963	*,e	GTx, Inc	1,126
41,000	*	Gun-Ei Chemical Industry Co Ltd	96
156,378	e	H Lundbeck A/s	2,975
10,592		H&R WASAG AG.	148
272,569		H.B. Fuller Co	5,116
463,807	*,e	Halozyme Therapeutics, Inc	3,233
122,514		Hanwha Chemical Corp	1,005
163,945		Haw Par Corp Ltd	518
49,741		Hawkins, Inc	1,123
634,906	*	Hemispherx Biopharma, Inc	1,613
196,200		Henkel KGaA	5,287
26,045	e	Henkel KGaA (Preference)	812
150,087		Hikma Pharmaceuticals plc	1,159
1,147,202		Hindustan Lever Ltd	6,406
65,000	e	Hisamitsu Pharmaceutical Co, Inc	2,024
40,721	*	Hi-Tech Pharmacal Co, Inc	362
18,523		Honam Petrochemical Corp	1,115
788,426	*	Hospira, Inc	30,370
637,368	*,e	Human Genome Sciences, Inc	1,823
682,298	e	Huntsman Corp	3,432
176,647	*,e	ICO, Inc	480
274,021	*,e	Idenix Pharmaceuticals, Inc	1,008
128,247	*,e	Idera Pharmaceuticals, Inc	752
183,529	*,e	Idexx Laboratories, Inc	8,479
458,728	*	Immucor, Inc	6,312
345,921	*,e	Immunogen, Inc	2,978
303,147	*	Impax Laboratories, Inc	2,231
3,384,925		Incitec Pivot Ltd	6,492
110,161		Innophos Holdings, Inc	1,861
149,074		Innospec, Inc	1,603
262,792	*,e	Inspire Pharmaceuticals, Inc	1,461
3,619		Inter Parfums S.A.	72
59,485	e	Inter Parfums, Inc	437
92,063	*,e	Intercell AG.	3,153
182,952	*,e	InterMune, Inc	2,781
245,816	e	International Flavors & Fragrances, Inc	8,043
241,664	*,e	Inverness Medical Innovations, Inc	8,598
1,054,723	*	Invitrogen Corp	44,003
633,658	e	Ipsen	27,672
261,000	*	Ishihara Sangyo Kaisha Ltd	282

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
669,266		Israel Chemicals Ltd	$6,643
254,812	*,e	Javelin Pharmaceuticals, Inc	313
17,309,982		Johnson & Johnson	983,206
89,481	e	Kaiser Aluminum Corp	3,213
131,000		Kaken Pharmaceutical Co Ltd	1,169
161,476		Kansai Paint Co Ltd	1,162
937,325		Kao Corp	20,481
18,900	e	Katakura Industries Co Ltd	171
70,020		Kemira Oyj	668
7,121,341	*,e	King Pharmaceuticals, Inc	68,579
668,500		Kingboard Chemical Holdings Ltd	1,648
58,000		Kissei Pharmaceutical Co Ltd	1,412
37,000		Koatsu Gas Kogyo Co Ltd	191
109,465	e	Koppers Holdings, Inc	2,887
26,100		Kose Corp	551
46,000	*	Kumiai Chemical Industry Co Ltd	212
1,188,790		Kuraray Co Ltd	13,229
110,000		KUREHA CORP	583
192,183	*,e	KV Pharmaceutical Co (Class A)	617
56,000	e	Kyorin Co Ltd	850
275,540	e	Kyowa Hakko Kogyo Co Ltd	3,121
387,725		La Seda de Barcelona S.A. (Class B)	185
120,837	*,e	Landec Corp	820
49,061	*	Lannett Co, Inc	336
1,511,775		Lanxess AG.	37,453
23,122		LG Household & Health Care Ltd	3,920
551,624	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,578
170,017		Linde AG.	13,936
60,200		Lintec Corp	1,047
180,000	e	Lion Corp	835
7,823	e	Lonza Group AG.	777
73,525	e	L'Oreal S.A.	5,495
209,678		Lubrizol Corp	9,920
69,465		Lupin Ltd	1,184
203,838		Maire Tecnimont S.p.A.	665
294,775		Makhteshim-Agan Industries Ltd	1,463
15,600	e	Mandom Corp	354
120,243	e	Mannatech, Inc	397
272,431	*,e	MannKind Corp	2,264
116,034	*,e	MAP Pharmaceuticals, Inc	1,418
225,260	e	Martek Biosciences Corp	4,764
222,268		Mcbride PLC	530
287,300	e	Meda AB (A Shares)	1,974
684,268	*,e	Medarex, Inc	5,714
220,835		Mediceo Paltac Holdings Co Ltd	2,533
357,776	*,e	Medicines Co	3,002
316,599	e	Medicis Pharmaceutical Corp (Class A)	5,167
72,729	*	Medifast, Inc	833
24,263	*	Medigene AG.	143
191,232	*,e	Medivation, Inc	4,286
8,973,052	e	Merck & Co, Inc	250,887
9,525	e	Merck KGaA	969
204,070	e	Meridian Bioscience, Inc	4,608

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
94,600	e	Methanex Corp	$1,148
243,387	*	Micromet, Inc	1,212
204,379	*,e	MiddleBrook Pharmaceuticals, Inc	276
12,100	e	Milbon Co Ltd	273
102,198		Minerals Technologies, Inc	3,681
67,300		Miraca Holdings, Inc	1,649
1,110,861		Mitsubishi Chemical Holdings Corp	4,716
641,337		Mitsubishi Gas Chemical Co, Inc	3,515
91,000	e	Mochida Pharmaceutical Co Ltd	877
96,479	*,e	Molecular Insight Pharmaceuticals, Inc	499
174,112	*,e	Momenta Pharmaceuticals, Inc	2,095
4,172,082		Monsanto Co	310,152
19,202	*	Morphosys AG.	440
1,075,962		Mosaic Co	47,665
2,059,668	*,e	Mylan Laboratories, Inc	26,879
136,746	*	Myriad Pharmaceuticals, Inc	636
286,946	*,e	Nabi Biopharmaceuticals	694
957,019		Nalco Holding Co	16,116
5,527,677		Nan Ya Plastics Corp	7,177
66,801	*,e	Nanosphere, Inc	328
223,332	*	Natraceutical S.A.	145
156,481		Natura Cosmeticos S.A.	2,065
450,000		Natural Beauty Bio-Technology Ltd	75
167,983	*,e	NBTY, Inc	4,724
294,451	*,e	Neurocrine Biosciences, Inc	951
55,602	*	NeurogesX, Inc	314
57,837	e	NewMarket Corp	3,894
74,700	e	Nichi-iko Pharmaceutical Co Ltd	2,334
42,627	*,e	NicOx S.A.	532
41,000	e	Nihon Nohyaku Co Ltd	381
75,000		Nihon Parkerizing Co Ltd	795
485,550	e	Nippon Chemiphar Co Ltd	1,537
197,000		Nippon Kayaku Co Ltd	1,362
200,000	e	Nippon Paint Co Ltd	1,032
84,000		Nippon Shinyaku Co Ltd	964
122,000	e	Nippon Shokubai Co Ltd	936
262,000		Nippon Soda Co Ltd	1,180
84,000		Nippon Synthetic Chemical Industry Co Ltd	398
84,000		Nippon Valqua Industries Ltd	185
352,943	e	Nissan Chemical Industries Ltd	3,982
49,306	e	NL Industries, Inc	364
22,400		Noevir Co Ltd	216
180,577		NOVA Chemicals Corp	1,074
5,954,072		Novartis AG.	241,330
1,497,703		Novartis AG. (ADR)	61,091
310,257	*,e	Novavax, Inc	1,018
204,547	*	Noven Pharmaceuticals, Inc	2,925
759,060	e	Novo Nordisk AS (Class B)	41,038
46,125	e	Novozymes AS (B Shares)	3,745
371,857	*	NPS Pharmaceuticals, Inc	1,733
341,225		Nufarm Ltd	2,524
256,463		Nuplex Industries Ltd	248
55,605	*	Nutraceutical International Corp	578
86,499	*	Obagi Medical Products, Inc	631

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
423,608		Olin Corp	$5,037
175,360	*,e	OM Group, Inc	5,089
22,305		Omega Pharma S.A.	739
244,303	*	Omnova Solutions, Inc	796
22,572	*	OncoGenex Pharmaceutical, Inc	494
96	*	OncoTherapy Science, Inc	171
92,214	e	Ono Pharmaceutical Co Ltd	4,087
289,686	*,e	Onyx Pharmaceuticals, Inc	8,187
71,925		OPG Groep NV	913
194,475	*,e	Opko Health, Inc	344
136,259	*,e	Optimer Pharmaceuticals, Inc	2,040
269,588	*,e	OraSure Technologies, Inc	666
103,976	*,e	Orexigen Therapeutics, Inc	533
48,525	e	Oriflame Cosmetics S.A.	2,110
142,182		Oriola-KD Oyj (B Shares)	551
261,295	e	Orion Oyj (Class B)	4,094
185,243	*,e	OSI Pharmaceuticals, Inc	5,229
76,435	*,e	Osiris Therapeutics, Inc	1,027
155,251	*	OXiGENE, Inc	338
983,031	*	Pactiv Corp	21,332
170,700	*,e	Pain Therapeutics, Inc	917
204,880	*,e	Par Pharmaceutical Cos, Inc	3,104
288,296	*	Parexel International Corp	4,146
131,600	*	Patheon, Inc	318
754,370	e	PDL BioPharma, Inc	5,960
251,284	e	Perrigo Co	6,981
91,580	*	Petkim Petrokimya Holding	386
173,223	*,e	PetMed Express, Inc	2,604
38,855,196		Pfizer, Inc	582,827
93,216	*,e	Pharmasset, Inc	1,049
150,832	*,e	Pharmaxis Ltd	293
163,581	*,e	PharMerica Corp	3,211
565,223	*,e	PolyOne Corp	1,532
132,941	*	Poniard Pharmaceuticals, Inc	794
497,748		Potash Corp of Saskatchewan	46,426
130,016	*,e	Pozen, Inc	999
879,230	e	PPG Industries, Inc	38,598
1,589,547		Praxair, Inc	112,969
184,893	*	Prestige Brands Holdings, Inc	1,137
14,699,202		Procter & Gamble Co	751,128
146,126	*,e	Progenics Pharmaceuticals, Inc	753
192,593	*	Protalix BioTherapeutics, Inc	871
297,100		PTT Chemical PCL	456
183,729	e	PZ Cussons plc	598
424,564	*,e	Questcor Pharmaceuticals, Inc	2,123
131,666	*,e	Quidel Corp	1,917
116,349		Ranbaxy Laboratories Ltd	595
2,527,868		Reckitt Benckiser Group plc	115,034
191,372	e	Recordati S.p.A.	1,183
51,788	*	Repros Therapeutics, Inc	372
105,046	*	Revlon, Inc (Class A)	571
144,024	*,e	Rhodia S.A.	1,088
19,753		Richter Gedeon Nyrt	3,544
1,148,611		Roche Holding AG.	156,136

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
276,587	*	Rockwood Holdings, Inc	$4,049
76,000	e	Rohto Pharmaceutical Co Ltd	859
399,326		RPM International, Inc	5,607
121,000		Sakai Chemical Industry Co Ltd	489
242,538	*,e	Salix Pharmaceuticals Ltd	2,394
1,697,739		Sanofi-Aventis	99,721
289,632	*	Santarus, Inc	817
200,004		Santen Pharmaceutical Co Ltd	6,093
51,000		Sanyo Chemical Industries Ltd	259
4,181		Sartorius Stedim Biotech	167
15,400	e	Sawai Pharmaceutical Co Ltd	839
9,679,354		Schering-Plough Corp	243,145
204,209	*	Sciclone Pharmaceuticals, Inc	523
223,255	e	Scotts Miracle-Gro Co (Class A)	7,825
27,800		Seikagaku Corp	306
266,340		Sensient Technologies Corp	6,011
755,289	*	Sepracor, Inc	13,082
681,499	e	Sherwin-Williams Co	36,631
721,693	e	Shin-Etsu Chemical Co Ltd	33,562
35,600	e	Shin-Etsu Polymer Co Ltd	192
309,790		Shionogi & Co Ltd	6,004
2,572,554		Shire Ltd	35,361
704,939	e	Shire plc (ADR)	29,241
289,587	e	Shiseido Co Ltd	4,756
835,021	e	Showa Denko KK	1,500
277,065		Sidi Kerir Petrochemcials Co	579
146,715	*	SIGA Technologies, Inc	1,238
762,627	e	Sigma-Aldrich Corp	37,796
4,890,000		Sinochem Hong Kong Holding Ltd	2,473
2,646,000	e	Sinopec Shanghai Petrochemical Co Ltd	912
47,031	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	56
103,818		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,763
2,535,896	*,e	Solutia, Inc	14,607
96,724		Solvay S.A.	8,159
212,470	*	Spectrum Pharmaceuticals, Inc	1,625
35,000		SSP Co Ltd	180
10,200		ST CORP	107
72,298	e	Stada Arzneimittel AG.	1,806
8,378		Stallergenes	552
7,400	e	Stella Chemifa Corp	254
582,063	*	StemCells, Inc	990
43,893		Stepan Co	1,938
53,807	*,e	Sucampo Pharmaceuticals, Inc (Class A)	332
1,875,061		Sumitomo Chemical Co Ltd	8,467
105,000		Sumitomo Seika Chemicals Co Ltd	414
94,678		Sun Pharmaceuticals Industries Ltd	2,155
308,583	*	SuperGen, Inc	620
79,910	*,e	SurModics, Inc	1,808
201,700		Syngenta AG.	46,826
142,762	*	Synta Pharmaceuticals Corp	330
89,655		Taisho Pharmaceutical Co Ltd	1,700
1,306,000		Taiwan Fertilizer Co Ltd	3,877
14,100	e	Taiyo Ink Manufacturing Co Ltd	312
588,343		Taiyo Nippon Sanso Corp	5,643

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,347,327		Takeda Pharmaceutical Co Ltd	$52,587
168,119		Tanabe Seiyaku Co Ltd	1,937
14,800		Tenma Corp	175
34,104		Tessenderlo Chemie NV	1,084
1,151,561		Teva Pharmaceutical Industries Ltd	56,289
4,112,102		Teva Pharmaceutical Industries Ltd (ADR)	202,891
52,001	*,e	Theratechnologies, Inc	107
858,689	*,e	Theravance, Inc	12,571
227,000		Toagosei Co Ltd	627
734,000	e	Tokai Carbon Co Ltd	3,848
185,929		Tokuyama Corp	1,368
34,100	e	Tokyo Ohka Kogyo Co Ltd	661
384,675	e	Toray Industries, Inc	1,965
24,200		Torii Pharmaceutical Co Ltd	391
472,750	e	Tosoh Corp	1,345
10,700	e	Towa Pharmaceutical Co Ltd	538
211,000		Toyo Ink Manufacturing Co Ltd	771
551,000	e	Toyobo Co Ltd	898
13,065	*,e	Transgene S.A.	330
512,000	*	TSRC Corp	624
227,700	e	Tsumura & Co	7,115
3,103,420		UBE Industries Ltd	8,698
648,250		UCB S.A.	20,743
133,759	*,e	Ulta Salon Cosmetics & Fragrance, Inc	1,487
280,428	*	Unifi, Inc	398
310,000		United Laboratories Ltd	123
233,529	*	United Phosphorus Ltd	696
79,578	*,e	United Therapeutics Corp	6,631
217,969	f	Uralkali (GDR)	3,509
43,987	*,e	USANA Health Sciences, Inc	1,308
641,976	*,e	USEC, Inc	3,415
254,005	*,e	Valeant Pharmaceuticals International	6,533
677,215	e	Valspar Corp	15,258
150,002	*	Vanda Pharmaceuticals, Inc	1,766
280,245	*	Vectura Group plc	314
788,822	*,e	Vertex Pharmaceuticals, Inc	28,114
196,080	*	Vical, Inc	531
67,843		Victrex PLC	628
8,541		Virbac S.A.	689
450,499	*,e	Viropharma, Inc	2,671
22,900	*	VITAL KSK HOLDINGS, Inc	122
19,576	e	Wacker Chemie AG.	2,248
2,637,702		Wah Lee Industrial Corp	2,279
282,790	*,e	Warner Chilcott Ltd (Class A)	3,719
441,830	*,e	Watson Pharmaceuticals, Inc	14,885
116,716	e	Westlake Chemical Corp	2,380
414,895	*,e	WR Grace & Co	5,132
7,108,890		Wyeth	322,672
133,805	*,e	Xenoport, Inc	3,100
249,401	e	Yara International ASA	6,982
8,972		Yuhan Corp	1,317
152,193		Yule Catto & Co PLC	267
133,996	e	Zeltia S.A.	951

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
258,000	e	Zeon Corp	$1,010
18,000		ZERIA Pharmaceutical Co Ltd	193
192,548	*,e	Zymogenetics, Inc	886
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,276,590

COAL MINING - 0.25%
796,713	*,e	Alpha Natural Resources, Inc	20,930
143,442		Anglo Pacific Group plc	340
85,814	*,e	Aquila Resources Ltd	398
493,202	e	Arch Coal, Inc	7,581
253,940	*	Carbon Energy Ltd	79
1,064,832		Centennial Coal Co Ltd	2,111
17,322,400		China Coal Energy Co	20,519
3,892,500		China Shenhua Energy Co Ltd	14,339
56,387	*	CIC Energy Corp	90
992,379		Consol Energy, Inc	33,702
110,244		Felix Resources Ltd	1,261
231,616	e	Gloucester Coal Ltd	971
516,031	*,e	International Coal Group, Inc	1,476
136,513	*,e	James River Coal Co	2,065
126,787		Kumba Resources Ltd	1,245
181,115	e	MacArthur Coal Ltd	963
335,049	e	Massey Energy Co	6,547
270,500		Mitsui Mining Co Ltd	351
99,543		New World Resources NV	462
1,616,718		Peabody Energy Corp	48,761
160,563	*	Pike River Coal Ltd	122
21,756,000		PT Bumi Resources Tbk	3,964
1,137,934		PT Tambang Batubara Bukit Asam Tbk	1,293
785,189		Sasol Ltd	27,490
103,745	*	UK Coal plc	213
256,000	*,e	Western Canadian Coal Corp	407
72,217	*,e	Westmoreland Coal Co	585
177,932		Whitehaven Coal Ltd	450
2,792,000		Yanzhou Coal Mining Co Ltd	3,840
		TOTAL COAL MINING	202,555

COMMUNICATIONS - 5.00%
32,256	*	AboveNet, Inc	2,612
1,032	*	Acotel Group S.p.A	89
310,013	e	Adtran, Inc	6,656
4,309	*	Advanced Digital Broadcast Holdings S.A.	130
920,300		Advanced Info Service PCL	2,445
151,838	f	AFK Sistema (GDR)	1,833
225,589	e	Alaska Communications Systems Group, Inc	1,651
24,563,313	e	America Movil S.A. de C.V. (Series L)	47,548
1,815,912	*	American Tower Corp (Class A)	57,256
37,086		Amper S.A.	338
175,896	*,e	Anixter International, Inc	6,612
63,654	e	Antena 3 de Television S.A.	480
363,669	*,e	Aruba Networks, Inc	3,178
473,700		Astro All Asia Networks plc	437
34,668,886		AT&T, Inc	861,176

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
47,044		Atlantic Tele-Network, Inc	$1,848
120,187	*,e	Audiovox Corp (Class A)	704
1,055,425	e	Austar United Communications Ltd	748
219,590		Austereo Group Ltd	249
148,972	*,e	Avanzit S.A.	180
367,610		BCE, Inc	7,585
919,000		BEC World PCL	564
78,983		Belgacom S.A.	2,519
2,427,606		Bezeq Israeli Telecommunication Corp Ltd	4,485
73,620	*	Bharti Airtel Ltd	1,233
266,734		Brasil Telecom Participacoes S.A.	2,084
60,294		Brasil Telecom Participacoes S.A.	1,077
364,065		Brasil Telecom S.A.	2,425
309,518	*	Brightpoint, Inc	1,941
1,857,155	e	British Sky Broadcasting plc	13,902
82,235,176		BT Group plc	137,324
1,589,318		Cable & Wireless plc	3,480
731,806		Cablevision Systems Corp (Class A)	14,204
97,568		Canal Plus	664
54,930	e	Carphone Warehouse Group plc	143
762,500	*,e	Carso Global Telecom SAB de CV	2,816
118,903	*,e	Cbeyond Communications, Inc	1,706
2,772,372	e	CBS Corp (Class B)	19,185
50,600		Cellcom Israel Ltd	1,344
497,183	*	Centennial Communications Corp	4,156
134,222	*,e	Central European Media Enterprises Ltd (Class A)	2,643
510,457	e	CenturyTel, Inc	15,671
1,878,732		China Communications Services Corp Ltd	1,161
7,823,410		China Mobile Hong Kong Ltd	78,336
18,151,711		China Telecom Corp Ltd	9,041
7,753,323		China Unicom Ltd	10,264
6,036,340		Chunghwa Telecom Co Ltd	12,051
1,224,185	*,e	Cincinnati Bell, Inc	3,477
1,927,000		Citic 1616 Holdings Ltd	430
191,993	*,e	Clearwire Corp (Class A)	1,062
15,299	e	Cogeco Cable, Inc	372
367,211	*	Colt Telecom Group S.A.	655
18,773,722		Comcast Corp (Class A)	272,032
217,487	f	Comstar United Telesystems (GDR)	935
130,480	e	Consolidated Communications Holdings, Inc	1,528
95,011		Corus Entertainment, Inc	1,213
1,118,662	*	Crown Castle International Corp	26,870
92,757	*,e	Crown Media Holdings, Inc (Class A)	155
172,873	*	CTC Media, Inc	2,043
229,324		Cyfrowy Polsat S.A.	1,109
68,080		D&E Communications, Inc	696
8,740,798	e	Deutsche Telekom AG.	103,002
85,269	*,e	DG FastChannel, Inc	1,560
370,900		Digi.Com BHD	2,343
5,091	*	Digital Multimedia Technologies S.p.A.	58
71,682	*	DigitalGlobe, Inc	1,376
3,757,732	*,e	DIRECTV Group, Inc	92,855
2,627,349	*	DISH Network Corp (Class A)	42,589

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
94	e	Dwango Co Ltd	$140
42,921		Egyptian Co for Mobile Services	1,500
24,203		Elisa Oyj (Series A)	398
886,854	e	Embarq Corp	37,301
118,488		Empresa Nacional de Telecomunicaciones S.A.	1,589
144,862	*,e	Equinix, Inc	10,537
92,829	e	Eutelsat Communications	2,394
568,123	e	Fairpoint Communications, Inc	341
3,068,317		Far EasTone Telecommunications Co Ltd	3,596
18,544	e	Fastweb	433
30,946	*	Fibernet Telecom Group, Inc	384
36,778	e	Fisher Communications, Inc	470
78,369	*	Forthnet S.A.	209
2,073,325	e	France Telecom S.A.	47,002
88,921	*,e	Freenet AG.	892
974,460	e	Frontier Communications Corp	6,958
1,434		Fuji Television Network, Inc	2,166
242,690	*,e	General Communication, Inc (Class A)	1,682
87,887	*,e	GeoEye, Inc	2,071
204,057	*,e	Global Crossing Ltd	1,873
436,317		Global Payments, Inc	16,344
93,297	*	Global Village Telecom Holding S.A.	1,552
156,340		Globe Telecom, Inc	3,086
3,429,673		Grupo Televisa S.A.	11,663
116,699		Hellenic Telecommunications Organization S.A.	1,784
63,470		HickoryTech Corp	487
31,741	e	Hikari Tsushin, Inc	717
41,358	*,e	Hughes Communications, Inc	944
6,562,351	*	Hutchison Telecommunications Hong Kong Holdings Ltd	898
1,236,351	e	Hutchison Telecommunications International Ltd	290
526,342	*	IAC/InterActiveCorp	8,448
177,934		Ibasis, Inc	233
666,031	*	Idea Cellular Ltd	991
26,687	e	Iliad Sa	2,588
138,142	*	inContact, Inc	379
543,260		Inmarsat plc	4,876
80,217	*	Intracom Holdings S.A.	173
161,163	e	Iowa Telecommunications Services, Inc	2,016
89,133	*	iPCS, Inc	1,333
3,232,145		ITV plc	1,861
283,551	*,e	j2 Global Communications, Inc	6,397
1,028,067	*,e	Jazztel plc	349
3,810		Jupiter Telecommunications Co	2,895
502,571		Kcom Group plc	213
5,493		KDDI Corp	29,194
161,139	*,e	Knology, Inc	1,391
264,606		KT Corp	7,633
269,272	*,e	Leap Wireless International, Inc	8,867
5,971,271	*,e	Level 3 Communications, Inc	9,017

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
115,940		LG Dacom Corp	$1,606
248,904		LG Telecom Ltd	1,567
1,026,099	*,e	Liberty Global, Inc (Class A)	16,305
411,229	*,e	Liberty Media Corp - Capital (Series A)	5,576
2,407,243	*	Liberty Media Corp - Entertainment (Series A)	64,394
2,881,193	*	Liberty Media Holding Corp (Interactive A)	14,435
177,693	*,e	Lin TV Corp (Class A)	299
108,499	*	Lodgenet Entertainment Corp	369
19,490		LS Cable Ltd	1,441
63,879	e	M6-Metropole Television	1,208
551,873		Macquarie Communications Infrastructure Group	1,321
685,934		Magyar Telekom	2,019
24,221	e	Manitoba Telecom Services, Inc	709
216,862		Maroc Telecom	4,071
307,508	*,e	Mastec, Inc	3,604
227,879	*,e	Mediacom Communications Corp (Class A)	1,164
127,520	e	Mediaset S.p.A.	714
798,242	*,e	MetroPCS Communications, Inc	10,625
253,011		Mobile TeleSystems (ADR)	9,344
526,000		MobileOne Ltd	556
24,083		Mobilezone Holding AG.	158
5,622		Mobistar S.A.	346
94,914	e	Modern Times Group AB (B Shares)	2,639
2,003,116		MTN Group Ltd	30,733
447,609		Naspers Ltd (N Shares)	11,783
198,353	*	NET Servicos de Comunicacao S.A.	1,923
372,221	*,e	NeuStar, Inc (Class A)	8,248
192,635	*	Neutral Tandem, Inc	5,687
795,786	*	NII Holdings, Inc (Class B)	15,176
1,770,975		Nippon Telegraph & Telephone Corp	72,064
100		Nippon Television Network Corp	12
195,319	*,e	Novatel Wireless, Inc	1,762
21,325		NRJ Group	145
171,362		NTELOS Holdings Corp	3,156
22,734		NTT DoCoMo, Inc	33,322
479,938		Orascom Telecom Holding SAE	2,566
722,252	*,e	PAETEC Holding Corp	1,950
82,000		Partner Communications	1,399
8,014,844	e	PCCW Ltd	2,089
77,467		Philippine Long Distance Telephone Co	3,855
39,196		Philippine Long Distance Telephone Co (ADR)	1,949
1,240,000		Phoenix Satellite Television Holdings Ltd	166
578,199		Portugal Telecom SGPS S.A.	5,654
14,088		Preformed Line Products Co	621
395,108	*	Premiere AG.	1,596
112,265	e	ProSiebenSat.1 Media AG.	617
2,197,358		PT Indosat Tbk	1,071
140,614	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	748
11,969,104		PT Telekomunikasi Indonesia Tbk (Series B)	8,794
145,561	*	QSC AG.	296
7,194,944	e	Qwest Communications International, Inc	29,859
209,257	*,e	RCN Corp	1,249

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,995		Reply S.p.A	$60
748,475	e	Rogers Communications, Inc (Class B)	19,240
17,900	e	Rostelecom (ADR)	568
2,717,385		Royal KPN NV	37,355
97,722		Salmat Ltd	283
184,646	*	SAVVIS, Inc	2,116
450,236	*,e	SBA Communications Corp (Class A)	11,049
905,807	e	Scripps Networks Interactive (Class A)	25,209
240,164		SES Global S.A.	4,579
100,762		Seven Network Ltd	435
4,276	*	Seven Network Ltd TELYS3	304
471,799	e	Shaw Communications, Inc (B Shares)	7,942
116,828	e	Shenandoah Telecom Co	2,370
31,900		Sibirtelecom (ADR)	130
284,441	e	Sinclair Broadcast Group, Inc (Class A)	552
13,361,837		Singapore Telecommunications Ltd	27,676
47,875		SK Telecom Co Ltd	6,539
30,000		SK Telecom Co Ltd (ADR)	455
280,551		Sky Network Television Ltd	753
2,322	e	Sky Perfect Jsat Corp	887
207,000		SmarTone Telecommunications Holding Ltd	127
17,783	e	Societe Television Francaise 1	199
1,422,879	*,e	SONAECOM - SGPS S.A.	3,507
20,704,244	*	Sprint Nextel Corp	99,588
331,000		StarHub Ltd	489
60,495	*	SureWest Communications	633
48,790		Swisscom AG.	14,975
103,911	*,e	Switch & Data Facilities Co, Inc	1,219
410,607	*	Syniverse Holdings, Inc	6,582
4,286,264		Taiwan Mobile Co Ltd	7,316
108,645		Tele Norte Leste Participacoes S.A.	2,051
370,652		Tele Norte Leste Participacoes S.A. Preference	5,921
272,410	e	Tele2 AB (B Shares)	2,751
4,148,431		Telecom Corp of New Zealand Ltd	7,307
618,921		Telecom Egypt	1,788
865,740	*	Telecom Italia Media S.p.A.	142
16,179,976		Telecom Italia RSP	15,877
3,366,469	e	Telecom Italia S.p.A.	4,652
65,581		Telecom Plus PLC	310
279,857	*,e	TeleCommunication Systems, Inc (Class A)	1,990
113,366		Telefonica O2 Czech Republic A.S.	2,586
5,189,246		Telefonica S.A.	117,350
6,969,298	e	Telefonos de Mexico S.A. de C.V. (Series L)	5,684
9,505		Telegate AG.	98
2,033,251		Telekom Austria AG.	31,775
2,144,300		Telekom Malaysia BHD	1,787
743,920		Telekomunikacja Polska S.A.	3,603
33,356		Telemar Norte Leste S.A.	928
321,199	e	Telenet Group Holding NV	6,813
948,565		Telenor ASA	7,295
496,161		Telephone & Data Systems, Inc	14,041
143,072		Telesp Celular Participacoes S.A.	2,725
216,514		Television Broadcasts Ltd	870
490,370	e	TeliaSonera AB	2,574

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
326,824		Telkom S.A. Ltd	$1,610
5,799,846	e	Telmex Internacional SAB de CV	3,682
8,850,999		Telstra Corp Ltd	24,178
127,927		TELUS Corp	3,393
397,000		TELUS Corp, non-voting shares	10,239
239,119	e	Ten Network Holdings Ltd	225
293,445	*,e	Terremark Worldwide, Inc	1,696
4,718		Thrane & Thrane AS	129
647,615		Tim Participacoes S.A.	1,150
2,102,612		Time Warner Cable, Inc	66,590
394,378	*,e	Tiscali S.p.A.	161
589,142	*,e	TiVo, Inc	6,174
28,100		Tokyo Broadcasting System, Inc	442
214,600		Total Access Communication PCL	206
1,270,400		Total Access Communication PCL (Foreign)	1,221
25,333,400	*	True Corp PCL	1,755
777,927		Turk Telekomunikasyon AS	2,434
914,414		Turkcell Iletisim Hizmet AS	5,074
338		TV Asahi Corp	508
3,600		TV Tokyo Corp	109
260,859		TVN S.A.	824
30,500		Uralsvyazinform (ADR)	85
195,529	*	US Cellular Corp	7,518
138,353	e	USA Mobility, Inc	1,765
128,636	*,e	Usen Corp	170
90,743		UTV Media plc	97
15,495,670		Verizon Communications, Inc	476,183
19,637	*,e	VERSATEL AG.	197
3,089,316	*	Viacom, Inc (Class B)	70,127
344,850		Vimpel-Communications (ADR)	4,059
187,777	*,e	Virgin Mobile USA, Inc (Class A)	755
2,558,442	e	Vivendi Universal S.A.	61,140
380,431	*	Vodacom Group Pty Ltd	2,822
89,370,338		Vodafone Group plc	172,323
779,931		Vodafone Group plc (ADR)	15,201
51,500		VolgaTelecom (ADR)	129
2,122,100	e	Windstream Corp	17,741
215,698		ZEE Telefilms Ltd	798
		TOTAL COMMUNICATIONS	4,033,014

DEPOSITORY INSTITUTIONS - 8.78%
96,661	e	1st Source Corp	1,669
1,098,935		77 Bank Ltd	6,411
126,717	e	Abington Bancorp, Inc	1,009
510,510		ABSA Group Ltd	7,282
875,246		African Bank Investments Ltd	3,152
288,890		Agricultural Bank of Greece	632
9,400		Aichi Bank Ltd	797
1,052,838		Akbank TAS	4,715
272,000		Akita Bank Ltd	1,036
21,574		Alliance Financial Corp	612
878,100		Alliance Financial Group BHD	587
1,203,394		Allied Irish Banks plc	2,904

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
92,848		Alpha Bank S.A.	$1,016
15,443	e	Amagerbanken AS	159
27,921		American National Bankshares, Inc	538
87,834	e	Ameris Bancorp	555
36,698	e	Ames National Corp	896
3,912,567		AMMB Holdings Berhad	3,762
541,290	m	Anglo Irish Bank Corp plc	165
137,000	e	Aomori Bank Ltd	533
2,060,009	e	Aozora Bank Ltd	3,186
54,482	e	Arrow Financial Corp	1,471
402,628	e	Associated Banc-Corp	5,033
505,260	e	Astoria Financial Corp	4,335
548,860	*	Asya Katilim Bankasi AS	762
31,747		Attijariwafa Bank	1,156
11,268		Auburn National Bancorporation, Inc	321
4,628,552		Australia & New Zealand Banking Group Ltd	61,503
221,000	e	Awa Bank Ltd	1,285
1,960,662	e	Banca Carige S.p.A.	5,377
33,563	e	Banca Generali SpA	280
11,163		Banca IFIS S.p.A.	121
8,479,410		Banca Intesa S.p.A.	27,300
296,232		Banca Intesa S.p.A. RSP	730
1,804,851	e	Banca Monte dei Paschi di Siena S.p.A.	2,914
85,184		Banca Popolare dell'Etruria e del Lazio	578
422,726	e	Banca Popolare di Milano	2,517
55,012	e	Banca Profilo S.p.A.	78
40,532	e	Bancfirst Corp	1,402
970,091	e	Banche Popolari Unite Scpa	12,615
4,563,981	e	Banco Bilbao Vizcaya Argentaria S.A.	57,239
2,356	e	Banco BPI S.A.	6
1,911,850		Banco Bradesco S.A.	28,275
432,703	e	Banco Comercial Portugues S.A.	439
29,361		BANCO DE CREDITO E INVERSIONES	738
2,287,200		Banco de Oro Universal Bank	1,497
186,473	e	Banco de Sabadell S.A.	1,164
179,950	e	Banco de Valencia S.A.	1,744
46,543	e	Banco di Desio e della Brianza S.p.A.	291
366,200		Banco do Brasil S.A.	3,958
504,123		Banco do Estado do Rio Grande do Sul	2,032
109,930		Banco Espirito Santo S.A.	592
2,396,214		Banco Itau Holding Financeira S.A.	38,031
157,802		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,961
35,500		Banco Nossa Caixa S.A.	1,328
193,946	e	Banco Pastor S.A.	1,341
581,864		Banco Popolare Scarl	4,343
1,149,507	e	Banco Popular Espanol S.A.	10,014
23,783,724		Banco Santander Central Hispano S.A.	285,603
95,607,843		Banco Santander Chile S.A.	4,283
342,709		BanColombia S.A.	2,621
79,591		BanColombia S.A. (ADR)	2,428
207,842		BanColombia S.A. (Preference)	1,594
12,354		Bancorp Rhode Island, Inc	243

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
260,300	e	Bancorpsouth, Inc	$5,344
90,500		Bangkok Bank PCL	287
336,900		Bangkok Bank PCL (ADR)	1,068
1,277,700		Bangkok Bank PCL (Foreign Reg)	4,200
202,709	e	Banif SGPS S.A.	347
34,584		Bank Handlowy w Warszawie S.A.	545
1,086,944		Bank Hapoalim Ltd	2,893
1,284,886		Bank Leumi Le-Israel	3,387
321,494		Bank Millennium S.A.	296
270,464	e	Bank Mutual Corp	2,358
49,896,360		Bank of America Corp	658,631
41,771		Bank of Attica	132
2,448,900		Bank of Ayudhya PCL	1,042
74,339,000		Bank of China Ltd	35,395
7,698,022	e	Bank of Communications Co Ltd	8,632
1,204,119	e	Bank of East Asia Ltd	3,674
234,132	e	Bank of Hawaii Corp	8,389
14,500	e	Bank of Ikeda Ltd	573
3,421,622		Bank of Ireland	8,088
12,300		Bank of Iwate Ltd	706
14,495		Bank of Kentucky Financial Corp	406
976,152	e	Bank of Kyoto Ltd	9,069
27,027		Bank of Marin Bancorp	728
1,021,723		Bank of Montreal	43,060
132,000		Bank of Nagoya Ltd	597
4,701,655		Bank of New York Mellon Corp	137,806
1,633,455	e	Bank of NOVA Scotia	60,976
66,700		Bank of Okinawa Ltd	2,389
182,024	e	Bank of Queensland Ltd	1,332
220,000		Bank of Saga Ltd	751
73,903	e	Bank of the Ozarks, Inc	1,599
2,347,080		Bank of the Philippine Islands	2,048
300,900	e	Bank of the Ryukyus Ltd	3,573
2,013,210		Bank of Yokohama Ltd	10,804
7,181,000		Bank Rakyat Indonesia	4,432
28,085		Bank Sarasin & Compagnie AG.	874
24,617		Bank Zachodni WBK S.A.	698
115,703	e	BankFinancial Corp	1,025
76,390	e	Bankinter S.A.	902
105,056	e	Banner Corp	401
4,302		Banque Cantonale Vaudoise	1,357
55,908		Banque Marocaine du Commerce Exterieur	1,841
15,856		Bar Harbor Bankshares	489
16,983,711		Barclays plc	79,075
5,083		Basler Kantonalbank	538
2,372,639	e	BB&T Corp	52,151
663,007		Bendigo Bank Ltd	3,713
177,978	*	Beneficial Mutual Bancorp, Inc	1,709
76,490		Berkshire Hills Bancorp, Inc	1,589
64,804		BinckBank NV	820
2,147,850	e	BNP Paribas	139,356
6,356,196		BOC Hong Kong Holdings Ltd	11,138
67,846	e	BOK Financial Corp	2,556

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
395,228	e	Boston Private Financial Holdings, Inc	$1,771
11,619	*	BRE Bank S.A.	626
29,424	*	Bridge Bancorp, Inc	801
336,775	e	Brookline Bancorp, Inc	3,139
4,394	e	Brooklyn Federal Bancorp, Inc	49
41,535	e	Bryn Mawr Bank Corp	784
2,939,948		Bumiputra-Commerce Holdings BHD	7,569
66,790		Caja de Ahorros del Mediterraneo	526
47,757	e	Camden National Corp	1,625
532,768	e	Canadian Imperial Bank of Commerce/Canada	26,708
59,976		Canadian Western Bank	873
67,775	e	Capital City Bank Group, Inc	1,142
71,838	e	Capitol Federal Financial	2,754
153,354		Cardinal Financial Corp	1,201
41,659	e	Cass Information Systems, Inc	1,364
8,125,316		Cathay Financial Holding Co Ltd	12,023
272,814	e	Cathay General Bancorp	2,594
49,983	*	Center Bancorp, Inc	407
59,573	e	Centerstate Banks of Florida, Inc	442
162,916	e	Central Pacific Financial Corp	611
13,270		Century Bancorp, Inc	245
5,374,000		Chang Hwa Commercial Bank	2,350
121,575	e	Chemical Financial Corp	2,421
4,661		Cheviot Financial Corp	37
1,575,885		Chiba Bank Ltd	10,322
30,600	*	Chiba Kogyo Bank Ltd	303
30,765	*	Chicopee Bancorp, Inc	399
9,515,000	e	China Citic Bank	6,176
63,027,545	e	China Construction Bank	48,877
11,355,449		China Development Financial Holding Corp	2,706
5,528,859	e	China Merchants Bank Co Ltd	12,656
11,381,657		Chinatrust Financial Holding Co	6,869
94,000		Chong Hing Bank Ltd	161
112,000	e	Chugoku Bank Ltd	1,557
109,000		Chukyo Bank Ltd	350
30,379,911	e	Citigroup, Inc	90,228
50,593	e	Citizens & Northern Corp	1,041
18,804		Citizens Holding Co	587
739,438	*,e	Citizens Republic Bancorp, Inc	525
89,753	e	City Holding Co	2,725
133,166	e	City National Corp	4,905
46,949	e	Clifton Savings Bancorp, Inc	505
41,685		CNB Financial Corp	591
108,400	e	CoBiz, Inc	695
1,134,458	e	Colonial Bancgroup, Inc	703
105,895	e	Columbia Banking System, Inc	1,083
33,745		Comdirect Bank AG.	236
654,980		Comerica, Inc	13,853
201,572		Commerce Bancshares, Inc	6,416
359,121		Commercial International Bank	3,146
233,391	e	Commerzbank AG.	1,450

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,719,428	e	Commonwealth Bank of Australia	$54,035
189,016	e	Community Bank System, Inc	2,752
84,301	e	Community Trust Bancorp, Inc	2,255
82,632		Credicorp Ltd	4,807
278,894	e	Credit Agricole S.A.	3,473
74,660		Credito Emiliano S.p.A.	358
258,849	e	Cullen/Frost Bankers, Inc	11,938
380,188	e	CVB Financial Corp	2,270
166,700		Daegu Bank	1,531
381,200		Dah Sing Banking Group Ltd	377
172,400		Dah Sing Financial Holdings Ltd	703
397,000		Daishi Bank Ltd	1,628
177,130	e	Danske Bank AS	3,053
6,745,248		DBS Group Holdings Ltd	54,953
311,473	e	Deutsche Bank AG.	18,874
16,411	e	Deutsche Postbank AG.	417
296,310	e	Dexia	2,246
134,760	e	Dime Community Bancshares	1,228
968,773		DNB NOR Holding ASA	7,382
126,476	*,e	Dollar Financial Corp	1,744
4,934,408		E.Sun Financial Holding Co Ltd	1,654
48,680	*	Eagle Bancorp, Inc	427
371,320	e	East West Bancorp, Inc	2,410
139,708		EFG Eurobank Ergasias S.A.	1,470
54,476	e	EFG International	589
148,000	e	Ehime Bank Ltd	409
210,000		Eighteenth Bank Ltd	647
23,162		Enterprise Bancorp, Inc	273
59,180	e	Enterprise Financial Services Corp	538
346,700		EON Capital BHD	452
37,741	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,018
42,735		ESB Financial Corp	561
100,206	e	ESSA Bancorp, Inc	1,370
243,821	*,e	Euronet Worldwide, Inc	4,728
38,913	e	Farmers Capital Bank Corp	979
3,413,472	e	Fifth Third Bancorp	24,236
57,769	e	Financial Institutions, Inc	789
4,960	e,m	Fionia Bank AS	30
85,209	e	First Bancorp	1,336
476,345	e	First Bancorp (Puerto Rico)	1,882
53,780	e	First Bancorp, Inc	1,047
153,506	e	First Busey Corp	1,128
8,654	*	First California Financial Group, Inc	53
22,676		First Citizens Bancshares, Inc (Class A)	3,031
490,525	e	First Commonwealth Financial Corp	3,110
51,861	e	First Community Bancshares, Inc	666
43,250	*	First Defiance Financial Corp	562
216,745		First Financial Bancorp	1,630
113,822	e	First Financial Bankshares, Inc	5,732
64,542	e	First Financial Corp	2,038
93,187	e	First Financial Holdings, Inc	876

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
108,925	e	First Financial Northwest, Inc	$852
18,178		First Financial Service Corp	316
1,124,742	*,e	First Horizon National Corp	13,497
123,979	e	First Merchants Corp	996
286,678	e	First Midwest Bancorp, Inc	2,096
596,212	e	First Niagara Financial Group, Inc	6,809
29,101		First of Long Island Corp	673
47,048	e	First South Bancorp, Inc	546
472,039		FirstMerit Corp	8,015
3,557,223		FirstRand Ltd	6,486
443,509	*,e	Flagstar Bancorp, Inc	302
134,717		Flushing Financial Corp	1,260
500,958	e	FNB Corp	3,101
12,502,086	*	Fortis	42,619
27,421	*,e	Fox Chase Bancorp, Inc	263
2,742,000		Fubon Bank Hong Kong Ltd	1,306
6,656,818		Fubon Financial Holding Co Ltd	6,229
12,062,587		Fuhwa Financial Holdings Co Ltd	8,125
189,000		Fukui Bank Ltd	626
3,173,542		Fukuoka Financial Group, Inc	14,231
147,000		Fukushima Bank Ltd	107
542,557	e	Fulton Financial Corp	2,827
43,005	*	Geniki Bank	97
51,869		German American Bancorp, Inc	747
342,688	e	Glacier Bancorp, Inc	5,062
57,678		Great Southern Bancorp, Inc	1,185
55,139		Greek Postal Savings Bank	373
1,907,603	e	Grupo Financiero Banorte S.A. de C.V.	4,643
744,002	e	Grupo Financiero Inbursa S.A.	1,974
384,829	*,e	Guaranty Bancorp	735
433,311		Gunma Bank Ltd	2,415
137,120		Hachijuni Bank Ltd	777
96,310		Hampton Roads Bankshares, Inc	795
136,833	e	Hancock Holding Co	4,446
447,002		Hang Seng Bank Ltd	6,287
230,995	e	Harleysville National Corp	1,086
323,487		HDFC Bank Ltd	10,083
89,048	e	Heartland Financial USA, Inc	1,272
19,823	*	Heritage Financial Corp	229
2,967		Heritage Financial Group	25
116,000		Higashi-Nippon Bank Ltd	263
188,000		Higo Bank Ltd	1,122
124,300		Hiroshima Bank Ltd	519
364,000	e	Hokkoku Bank Ltd	1,341
266,000	e	Hokuetsu Bank Ltd	533
2,229,320		Hokuhoku Financial Group, Inc	5,600
39,792	*	Home Bancorp, Inc	475
76,525	e	Home Bancshares, Inc	1,457
40,369		Home Capital Group, Inc	1,048
84,106		Home Federal Bancorp, Inc	857

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
609,000		Hong Leong Bank BHD	$988
347,100		Hong Leong Credit BHD	488
14,535		HQ AB	196
26,977,873		HSBC Holdings plc	223,030
101,200		HSBC Holdings plc (Hong Kong)	857
3,642,980		Hua Nan Financial Holdings Co Ltd	2,187
3,297,191		Hudson City Bancorp, Inc	43,820
1,388,409	e	Huntington Bancshares, Inc	5,804
257,000		Hyakugo Bank Ltd	1,273
284,000		Hyakujushi Bank Ltd	1,371
90,874	e	IBERIABANK Corp	3,581
939,611		ICICI Bank Ltd	14,165
63,526	e	ICICI Bank Ltd (ADR)	1,874
120,566	e	Independent Bank Corp	2,375
56,687,000		Industrial & Commercial Bank of China	39,498
187,560		Industrial Bank Of Korea	1,612
200	*,b	IndyMac Bancorp, Inc	–	^
3,415		ING Bank Slaski S.A.	377
11,292,115		ING Groep NV	113,613
299,767	e	International Bancshares Corp	3,091
304,372		Investec Ltd	1,674
2,023,426		Investec plc	10,877
252,046	*,e	Investors Bancorp, Inc	2,309
506,611		Israel Discount Bank Ltd	664
84,000	e	Iyo Bank Ltd	859
652,355	e	Joyo Bank Ltd	3,332
23,363,985		JPMorgan Chase & Co	796,945
1,088,922		Julius Baer Holding AG.	42,272
295,000	e	Juroku Bank Ltd	1,047
67,717	*	Jyske Bank	1,939
127,000		Kagawa Bank Ltd	530
234,000		Kagoshima Bank Ltd	1,725
247,000		Kansai Urban Banking Corp	441
86,400	e	Kanto Tsukuba Bank Ltd	281
12,595		KAS Bank NV	210
2,513,500		Kasikornbank PCL	5,349
96,727	e	Kearny Financial Corp	1,107
420,000		Keiyo Bank Ltd	2,202
5,072		Kentucky First Federal Bancorp	62
1,589,194	e	Keycorp	8,327
6,168		K-Fed Bancorp	57
588,000	e	Kiyo Holdings, Inc	751
18,244		Komercni Banka A.S.	2,524
281,200		Korea Exchange Bank	2,190
134,895		Kotak Mahindra Bank Ltd	1,779
3,734,100		Krung Thai Bank PCL	959
121,305	e	Lakeland Bancorp, Inc	1,091
77,588	e	Lakeland Financial Corp	1,474
31,359		Laurentian Bank of Canada	946
33,226		Legacy Bancorp, Inc	369
15,797		Liechtenstein Landesbank	916
3,962,935		Lloyds TSB Group plc	4,559
259,415	e	M&T Bank Corp	13,212

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
118,231	e	MainSource Financial Group, Inc	$877
3,808,850		Malayan Banking BHD	6,393
916,544	e	Marshall & Ilsley Corp	4,399
207,566	e	MB Financial, Inc	2,115
1,063,172	e	Mediobanca S.p.A.	12,655
9,012,360		Mega Financial Holding Co Ltd	4,148
22,881		Merchants Bancshares, Inc	508
56,818	*,e	Meridian Interstate Bancorp, Inc	423
423,957	*	Metavante Technologies, Inc	10,964
551,400		Metropolitan Bank & Trust	361
187,000		Michinoku Bank Ltd	404
21,608		Midsouth Bancorp, Inc	363
78,000	e	Mie Bank Ltd	283
298,000		Minato Bank Ltd	405
19,127,381		Mitsubishi UFJ Financial Group, Inc	118,733
4,393,214		Mitsui Trust Holdings, Inc	16,828
136,000		Miyazaki Bank Ltd	541
171,287		Mizrahi Tefahot Bank Ltd	1,023
10,292,527	e	Mizuho Financial Group, Inc	24,146
843,784	e	Mizuho Trust & Banking Co Ltd	1,095
28,400		Musashino Bank Ltd	955
231,000	e	Nanto Bank Ltd	1,283
145,501	e	Nara Bancorp, Inc	754
20,363	e	NASB Financial, Inc	582
2,705,302		National Australia Bank Ltd	48,918
405,792	e	National Bank of Canada	18,752
1,226,587		National Bank of Greece S.A.	34,070
32,328		National Bankshares, Inc	776
475,550	e	National Penn Bancshares, Inc	2,192
291,620		Natixis	564
201,325	e	NBT Bancorp, Inc	4,371
303,462		Nedbank Group Ltd	3,859
191,264	*	Net 1 UEPS Technologies, Inc	2,599
1,183,858	e	New York Community Bancorp, Inc	12,655
603,156	e	NewAlliance Bancshares, Inc	6,936
495,854		Nishi-Nippon City Bank Ltd	1,256
3,371,468	e	Nordea Bank AB	26,702
28,954	*	Northeast Community Bancorp, Inc	235
22,377	*	Northern Rock PLC	–	^
1,753,889		Northern Trust Corp	94,149
109,227	e	Northfield Bancorp, Inc	1,269
28,906		Northrim BanCorp, Inc	402
97,816	e	Northwest Bancorp, Inc	1,845
8,759	*	Norwood Financial Corp	275
54,993	e	OceanFirst Financial Corp	658
308,000		Ogaki Kyoritsu Bank Ltd	1,400
18,677		Ohio Valley Banc Corp	548
145,000		Oita Bank Ltd	747
40,247		OKO Bank (Class A)	322
387,796	e	Old National Bancorp	3,808
3,090		Old Point Financial Corp	57
93,268	e	Old Second Bancorp, Inc	550
139,862	e	Oriental Financial Group, Inc	1,357

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
66,250	*,e	Oritani Financial Corp	$908
25,624		Orrstown Financial Services, Inc	954
355,311	*,e	OTP Bank Rt	6,394
2,553,730		Oversea-Chinese Banking Corp	11,778
308,227	e	Pacific Capital Bancorp	660
67,611	e	Pacific Continental Corp	820
142,501	e	PacWest Bancorp	1,875
63,097	e	Park National Corp	3,564
55,415	e	PayPoint plc	445
47,060	e	Peapack Gladstone Financial Corp	908
19,063		Penns Woods Bancorp, Inc	555
30,937	*,e	Pennsylvania Commerce Bancorp, Inc	596
67,693	e	Peoples Bancorp, Inc	1,154
17,774	*	Peoples Financial Corp	338
1,984,240		People's United Financial, Inc	29,843
235,944		Piccolo Credito Valtellinese Scarl	2,135
136,550	*,e	Pinnacle Financial Partners, Inc	1,819
61,456		Piraeus Bank S.A.	612
2,495,185		PNC Financial Services Group, Inc	96,838
875,299		Popular, Inc	1,926
4,021		Porter Bancorp, Inc	61
564,936		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,540
119,438	e	Premierwest Bancorp	405
180,796		PrivateBancorp, Inc	4,021
258,833	e	Prosperity Bancshares, Inc	7,721
340,559	e	Provident Financial Services, Inc	3,099
211,512		Provident New York Bancorp	1,717
7,394	*	Prudential Bancorp, Inc of Pennsylvania	87
14,624,000		PT Bank Central Asia Tbk	5,050
3,177,093		PT Bank Danamon Indonesia Tbk	1,502
12,705,000		PT Bank Mandiri Persero Tbk	3,952
1,149,305		Public Bank BHD	2,943
163,927		Pusan Bank	1,126
5,297		Qc Holdings, Inc	27
236,541	e	Raiffeisen International Bank Holding AG.	8,213
8,804,163	e	Regions Financial Corp	35,569
114,916	e	Renasant Corp	1,726
57,567	e	Republic Bancorp, Inc (Class A)	1,300
35,274	*	Republic First Bancorp, Inc	275
330,000	e	Resona Holdings, Inc	4,645
931,400		RHB Capital BHD	1,097
52,348	e	Rockville Financial, Inc	573
45,663	e	Roma Financial Corp	582
5,200	m	Roskilde Bank	–	^
135,601	e	Royal Bank of Canada	5,539
2,371,021	e	Royal Bank of Canada (Toronto)	96,969
38,770,831		Royal Bank of Scotland Group plc	24,647
64,058	*	Royal Bank of Scotland Group plc (Euro)	40
133,270	e	S&T Bancorp, Inc	1,621
63,135	e	S.Y. Bancorp, Inc	1,526
96,308	e	Sandy Spring Bancorp, Inc	1,416
261,000		San-In Godo Bank Ltd	2,257
48,125	*,e	Santander BanCorp	335
78,000	*	Sapporo Hokuyo Holdings, Inc	224

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
66,965	e,f	Sberbank (GDR)	$14,749
66,722	e	SCBT Financial Corp	1,581
1,730	e	SEVEN BANK Ltd	4,542
249,000	e	Shiga Bank Ltd	1,502
151,000	e	Shikoku Bank Ltd	575
11,000		Shimizu Bank Ltd	446
6,036,113		Shin Kong Financial Holding Co Ltd	2,520
1,756,126	e	Shinsei Bank Ltd	2,826
1,121,234	e	Shizuoka Bank Ltd	11,138
95,000		Shonai Bank Ltd	186
51,971	e	Shore Bancshares, Inc	932
1,996,800		Siam Commercial Bank PCL	4,396
41,006	e	Sierra Bancorp	518
179,857	*,e	Signature Bank	4,878
87,388	e	Simmons First National Corp (Class A)	2,335
6,272,947		SinoPac Financial Holdings Co Ltd	2,199
815,727	e	Skandinaviska Enskilda Banken AB (Class A)	3,584
71,513		Smithtown Bancorp, Inc	915
1,614,569	e	Societe Generale	88,074
503,783	e	South Financial Group, Inc	600
79,834	e	Southside Bancshares, Inc	1,826
94,707	e	Southwest Bancorp, Inc	924
86,160	e	Sparebanken Midt-Norge	569
3,343		St Galler Kantonalbank	1,163
1,400,668		Standard Bank Group Ltd	16,111
84,189	e	State Bancorp, Inc	636
41,122		State Bank of India Ltd	1,498
32,026	e,f	State Bank of India Ltd (GDR)	2,274
4,237,787		State Street Corp	200,024
129,947	e	StellarOne Corp	1,683
104,645	e	Sterling Bancorp	874
445,366	e	Sterling Bancshares, Inc	2,819
319,845	e	Sterling Financial Corp	931
54,298	e	Suffolk Bancorp	1,392
2,229,510	e	Sumitomo Mitsui Financial Group, Inc	90,953
3,293,018		Sumitomo Trust & Banking Co Ltd	17,775
102,180	*,e	Sun Bancorp, Inc	529
1,776,334		Suncorp-Metway Ltd	9,590
4,260,153		SunTrust Banks, Inc	70,080
870,124	e	Suruga Bank Ltd	8,337
509,565	e	Susquehanna Bancshares, Inc	2,492
181,137	*,e	SVB Financial Group	4,931
205,653	e	Svenska Handelsbanken (A Shares)	3,885
583,414	e	Swedbank AB (A Shares)	3,396
68,065	e	Sydbank AS	1,567
808,791	e	Synovus Financial Corp	2,418
7,447,000		Taishin Financial Holdings Co Ltd	2,792
2,096,000	*	Taiwan Business Bank	510
3,515,284	e	TCF Financial Corp	46,999
196,082	*,e	Texas Capital Bancshares, Inc	3,033
773,902	e	TFS Financial Corp	8,219
58,947	*	The Bancorp, Inc	354
16,972,600	*	TMB Bank PCL	428
79,000		Tochigi Bank Ltd	407

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
256,000		Toho Bank Ltd	$1,095
68,000		Tokushima Bank Ltd	337
32,900	e	Tokyo Tomin Bank Ltd	631
49,944	e	Tompkins Trustco, Inc	2,395
1,628,519	e	Toronto-Dominion Bank	84,132
192,000	*	Towa Bank Ltd	128
16,394		Tower Bancorp, Inc	576
116,822	e	TowneBank	1,636
75,795	e	Trico Bancshares	1,175
576,227	e	Trustco Bank Corp NY	3,406
326,040	e	Trustmark Corp	6,299
3,093,751	*	Turkiye Garanti Bankasi AS	8,393
395,958		Turkiye Halk Bankasi AS	1,568
1,838,910		Turkiye Is Bankasi (Series C)	5,418
1,394,017		Turkiye Vakiflar Bankasi Tao	2,108
220,000	*,e	UBS A.G.	2,686
10,992,331	*	UBS A.G. (Switzerland)	134,451
641,511	e	UCBH Holdings, Inc	808
179,984	e	UMB Financial Corp	6,841
352,051	e	Umpqua Holdings Corp	2,732
24,450,688	e	UniCredito Italiano S.p.A	61,570
77,377	e	Union Bankshares Corp	1,158
221,816	e	United Bankshares, Inc	4,334
248,858	e	United Community Banks, Inc	1,491
103,050	e	United Financial Bancorp, Inc	1,424
1,830,312		United Overseas Bank Ltd	18,551
30,386		United Security Bancshares	665
77,314	e	Univest Corp of Pennsylvania	1,566
13,011,776		US Bancorp	233,170
262,104		UTI Bank Ltd	4,554
547,449	e	Valley National Bancorp	6,405
4,013		Verwalt & Privat-Bank AG.	393
51,461	e	ViewPoint Financial Group	784
23,386	e	Vontobel Holding AG.	626
1,535,962	f	VTB Bank OJSC (GDR)	3,379
44,144		Washington Banking Co	416
280,748	e	Washington Federal, Inc	3,650
75,440	e	Washington Trust Bancorp, Inc	1,345
113,955		Waterland Financial Holdings	33
53,494	*,e	Waterstone Financial, Inc	159
291,637	e	Webster Financial Corp	2,348
29,075,535		Wells Fargo & Co	705,371
137,449	e	WesBanco, Inc	1,999
102,036	e	West Bancorporation, Inc	510
157,956	e	Westamerica Bancorporation	7,836
250,276	*	Western Alliance Bancorp	1,712
5,751,263		Western Union Co	94,321
171,239	e	Westfield Financial, Inc	1,551
3,523,055	e	Westpac Banking Corp	57,487
217,880	e	Whitney Holding Corp	1,996

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
26,123		Wilber Corp	$290
218,686	e	Wilmington Trust Corp	2,987
116,321	e	Wilshire Bancorp, Inc	669
190,627		Wing Hang Bank Ltd	1,670
136,009	e	Wintrust Financial Corp	2,187
302,990		Woori Finance Holdings Co Ltd	2,426
39,424	e	WSFS Financial Corp	1,077
24,400		Yachiyo Bank Ltd	775
81,957	e	Yadkin Valley Financial Corp	566
126,000		Yamagata Bank Ltd	641
787,000		Yamaguchi Financial Group, Inc	10,400
195,000		Yamanashi Chuo Bank Ltd	1,075
962,383	*	Yapi ve Kredi Bankasi	1,424
412,618	e	Zions Bancorporation	4,770
		TOTAL DEPOSITORY INSTITUTIONS	7,080,605

EATING AND DRINKING PLACES - 1.00%
178,113	*	AFC Enterprises	1,202
249,000		Ajisen China Holdings Ltd	158
15,551	e	Autogrill S.p.A.	131
60,847	*	Benihana, Inc	385
90,684	*,e	BJ's Restaurants, Inc	1,530
176,034		Bob Evans Farms, Inc	5,059
2,266,428	e	Brinker International, Inc	38,597
90,566	*,e	Buffalo Wild Wings, Inc	2,945
477,164	e	Burger King Holdings, Inc	8,241
636,000		Cafe de Coral Holdings Ltd	1,269
109,200	*,e	California Pizza Kitchen, Inc	1,451
54,053	*	Carrols Restaurant Group, Inc	360
156,909	e	CBRL Group, Inc	4,378
121,435	*	CEC Entertainment, Inc	3,580
468,952	*,e	Cheesecake Factory	8,113
100,236	*,e	Chipotle Mexican Grill, Inc (Class A)	8,019
307,757		CKE Restaurants, Inc	2,610
33,500	e	Colowide Co Ltd	203
18,649,992		Compass Group plc	104,858
9,100	*	Daisyo Corp	125
1,230,125		Darden Restaurants, Inc	40,570
713,097	*	Denny's Corp	1,533
16,946	*	Diedrich Coffee, Inc	403
112,276	e	DineEquity, Inc	3,502
229,946	*,e	Domino's Pizza, Inc	1,722
21,385	*,e	Einstein Noah Restaurant Group, Inc	185
2,412,614		Enterprise Inns plc	4,952
37,000		Formosa International Hotels Corp	519
10,998		Frisch's Restaurants, Inc	325
299,433	e	Greene King plc	1,905
6,030		Ibersol SGPS S.A.	71
5,300	e	Ichibanya Co Ltd	113
460,103	*,e	Jack in the Box, Inc	10,329
408,800		Jollibee Foods Corp	416
33,600		Kappa Create Co Ltd	693
9,000		Kentucky Fried Chicken Japan Ltd	161
14,900	e	Kisoji Co Ltd	297

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
445,170	*,e	Krispy Kreme Doughnuts, Inc	$1,336
44,605	*,e	Landry's Restaurants, Inc	384
118,812	*,e	Luby's, Inc	482
438,348		Marston's plc	856
6,600	*	Matsuya Foods Co Ltd	90
86,722	*	McCormick & Schmick's Seafood Restaurants, Inc	660
6,045,670		McDonald's Corp	347,565
141,800	e	McDonald's Holdings Co Japan Ltd	2,633
263,775	e	Mitchells & Butlers plc	1,076
24,400	e	MOS Food Services, Inc	400
105,068	e	O'Charleys, Inc	972
126,068		Onex Corp	2,168
141,336	*,e	Papa John's International, Inc	3,504
132,261	*,e	PF Chang's China Bistro, Inc	4,240
27,400		Plenus Co Ltd	401
206,909	e	Punch Taverns plc	346
88,055	*,e	Red Robin Gourmet Burgers, Inc	1,651
224,376		Restaurant Group plc	528
11,300	*	Ringer Hut Co Ltd	147
21,100	e	Royal Holdings Co Ltd	223
298,631	*,e	Ruby Tuesday, Inc	1,989
104,593	*,e	Ruth's Chris Steak House, Inc	384
24,800	*,e	Saizeriya Co Ltd	362
101,936	e	Sodexho Alliance S.A.	5,232
305,953	*,e	Sonic Corp	3,069
8,500	*,e	St Marc Holdings Co Ltd	265
235	e	Starbucks Coffee Japan Ltd	92
3,805,005	*,e	Starbucks Corp	52,851
162,712	*,e	Steak N Shake Co	1,422
246,186	*,e	Texas Roadhouse, Inc (Class A)	2,686
573,622	e	Tim Hortons, Inc	14,077
18,000	e	WATAMI Co Ltd	352
3,454,343	e	Wendy's/Arby's Group, Inc (Class A)	13,817
106,372	e	Wetherspoon (J.D.) PLC	679
25,007	e	Whitbread plc	336
599	e	Yoshinoya D&C Co Ltd	688
2,318,358		Yum! Brands, Inc	77,293
68,800	e	Zensho Co Ltd	387
		TOTAL EATING AND DRINKING PLACES	806,553

EDUCATIONAL SERVICES - 0.22%
1,299,039	e,m	ABC Learning Centres Ltd	565
6,754	*	Academedia AB	74
126,258	*,e	American Public Education, Inc	5,001
1,022,730	*	Apollo Group, Inc (Class A)	72,737
175,217		Benesse Corp	7,021
68,691	*	Bridgepoint Education, Inc	1,168
819,057		CAE, Inc	4,859
284,297	*,e	Career Education Corp	7,076
149,283	*	ChinaCast Education Corp	1,063
468,582	*,e	Corinthian Colleges, Inc	7,933
404,446		DeVry, Inc	20,238
77,827	*,e	Grand Canyon Education, Inc	1,306

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
225,570	*,e	ITT Educational Services, Inc	$22,706
117,681	*,e	K12, Inc	2,536
46,609	*,e	Learning Tree International, Inc	480
47,897	*,e	Lincoln Educational Services Corp	1,002
77,434	*,e	Princeton Review, Inc	419
958,000		Raffles Education Corp Ltd	364
62,528	e	Strayer Education, Inc	13,638
102,560	*,e	Universal Technical Institute, Inc	1,531
82,735		UP, Inc	498
335,000		YBM Sisa.com, Inc	2,288
		TOTAL EDUCATIONAL SERVICES	174,503

ELECTRIC, GAS, AND SANITARY SERVICES - 4.71%
1,799,583	e	A2A S.p.A.	3,279
621,862		ACEA S.p.A.	7,581
15,869	e	AcegasAps S.p.A.	103
41,193		Actelios S.p.A.	217
4,551,298	*	AES Corp	52,841
1,964,939	*	AES Gener S.A.	831
182,800		AES Tiete S.A.	1,903
1,180,296		AGL Energy Ltd	12,792
296,077		AGL Resources, Inc	9,415
31,325		Algonquin Power Income Fund	92
2,065,299		Allegheny Energy, Inc	52,975
142,991	e	Allete, Inc	4,111
409,354		Alliant Energy Corp	10,696
868,248	e	Ameren Corp	21,611
96,660		American Ecology Corp	1,732
2,636,674		American Electric Power Co, Inc	76,174
94,279	e	American States Water Co	3,266
485,773	e	American Water Works Co, Inc	9,283
423,229		Aqua America, Inc	7,576
29,751		Artesian Resources Corp	474
22,400	*,e	Asahi Holdings, Inc	402
125,897		Ascopiave S.p.A.	268
46,880		Atco Ltd	1,586
584,384		Atmos Energy Corp	14,633
321,509	e	Avista Corp	5,726
386	*,e	Beacon Power Corp	–	^
99,661		BFI Canada Ltd	1,148
2,697		Bkw Fmb Energie AG	199
225,149	e	Black Hills Corp	5,176
18,302		Boralex Power, Income Fund	63
17,895	*	Boralex, Inc	123
104,911		California Water Service Group	3,865
1,469,189	*,e	Calpine Corp	16,381
123,731	*,e	Canadian Hydro Developers, Inc	397
242,869	e	Canadian Utilities Ltd	7,924
2,877,459		Centerpoint Energy, Inc	31,882
66,753	e	Central Vermont Public Service Corp	1,208
964,651		Centrica plc	3,539
48,964	*	Ceres Power Holdings plc	156
267,009		CEZ	12,029
99,539	e	CH Energy Group, Inc	4,648

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
53,423		Chemtrade Logistics Income Fund	$341
41,331	e	Chesapeake Utilities Corp	1,344
2,126,000		China Resources Gas Group Ltd	1,454
4,841,900	e	China Resources Power Holdings Co	10,771
3,881,848	*	China Water Affairs Group Ltd	982
1,037,730	e	Chubu Electric Power Co, Inc	24,022
344,182	e	Chugoku Electric Power Co, Inc	7,199
53,400		Cia de Transmissao de Energia Eletrica Paulista	1,311
376,451	e	CIR-Compagnie Industriali Riunite S.p.A.	616
132,939	*,e	Clean Energy Fuels Corp	1,145
99,611	*,e	Clean Harbors, Inc	5,378
323,571	e	Cleco Corp	7,254
732,435		CLP Holdings Ltd	4,858
1,370,069	e	CMS Energy Corp	16,550
458,956	e	Cofide S.p.A.	292
8,298,172		Colbun S.A.	2,101
159,395		Companhia de Saneamento Basico do Estado de Sao Paulo	2,361
394,729		Companhia Energetica de Minas Gerais	5,308
199,588		Companhia Energetica de Sao Paulo (Class B)	1,995
117,302		Companhia Paranaense de Energia	1,634
49,221	e	Connecticut Water Service, Inc	1,068
1,134,766	e	Consolidated Edison, Inc	42,463
82,586	e	Consolidated Water Co, Inc	1,309
2,995,297		Constellation Energy Group, Inc	79,615
2,212,344		Contact Energy Ltd	8,350
559,431	*,e	Covanta Holding Corp	9,488
131,570		CPFL Energia S.A.	2,137
222,690		Crosstex Energy, Inc	926
5,295,000	e	Datang International Power Generation Co Ltd	3,225
898,780	*	Dogan Sirketler Grubu Holdings	653
1,888,858		Dominion Resources, Inc	63,126
366,865	e	DPL, Inc	8,500
1,639,062		Drax Group plc	11,838
760,878		DTE Energy Co	24,348
3,023,162		DUET Group	3,752
7,270,804		Duke Energy Corp	106,081
2,709,219	*,e	Dynegy, Inc (Class A)	6,150
5,267,869	e	E.ON AG.	186,377
1,622,333		Edison International	51,039
71,292		EDP - Energias do Brasil S.A.	984
195,943	*	EDP Renovaveis S.A.	2,007
2,696,615		El Paso Corp	24,890
255,537	*	El Paso Electric Co	3,567
167,385	e	Electric Power Development Co	4,761
906,834	e	Electricite de France	44,112
118,302		Eletropaulo Metropolitana de Sao Paulo S.A.	2,097
47,462		ElSwedy Cables Holding Co	568
177,057		Empire District Electric Co	2,925
4,225,289		Empresa Nacional de Electricidad S.A.	6,989
47,079	e	Enagas	926
708,442		Enbridge, Inc	24,582
7,245,089	e	Enel S.p.A.	35,268
685,872		Energen Corp	27,366
1,170,514	e	Energias de Portugal S.A.	4,586

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,121,072	e	Energy Developments Ltd	$1,807
67,653		Energy Savings Income Fund	656
605,212	*,e	Energy World Corp Ltd	307
506,397		EnergySolutions, Inc	4,659
58,804	*,e	EnerNOC, Inc	1,274
22,211,786		Enersis S.A.	8,247
27,384	*	EnerTAD S.p.A.	34
113,795	e	Enia S.p.A.	809
274,925		Enka Insaat ve Sanayi AS	860
1,303,930		Entergy Corp	101,081
1,417,567		Envestra Ltd	554
4,451,557		Exelon Corp	227,965
106,137		Fersa Energias Renovables S.A.	319
1,497,274		FirstEnergy Corp	58,019
29,719		Florida Public Utilities Co	417
229,790	e	Fortis, Inc	5,020
4,380,163	e	Fortum Oyj	99,667
1,963,037		FPL Group, Inc	111,618
692,002	e	Gas Natural SDG S.A.	12,591
11,160		Gas Plus	117
2,217,487	e	Gaz de France	82,561
278,230	*	Geodynamics Ltd	195
626,300		Glow Energy PCL	625
47,216		Great Lakes Hydro Income Fund	648
428,992	e	Great Plains Energy, Inc	6,671
37,325	*,e	Greentech Energy Systems	160
4,370,000		Guangdong Investments Ltd	2,154
13,750	e	Hafslund ASA (B shares)	160
370,076		Hastie Group Ltd	379
332,325	e	Hastings Diversified Utilities Fund	317
378,737	e	Hawaiian Electric Industries, Inc	7,219
599,163	e	Hera S.p.A.	1,457
3,513	*	Heritage-Crystal Clean, Inc	43
255,370		Hokkaido Electric Power Co, Inc	4,790
230,100		Hokuriku Electric Power Co	5,267
1,100,391	e	Hong Kong & China Gas Ltd	2,314
3,455,468		Hong Kong Electric Holdings Ltd	19,217
11,200,000	*,e	Huadian Power International Co	3,526
3,324,000		Huaneng Power International, Inc	2,333
85,265	e	Hunting PLC	631
136,228	*,e	Iberdrola Renovables	622
2,196,429	e	Iberdrola S.A.	17,810
3,824,118	*	Iberdrola S.A. (PP)	30,042
247,186	e	Idacorp, Inc	6,461
11,875		Innergex Power Income Fund	102
243,840	e	Integrys Energy Group, Inc	7,313
490,216		Interconexion Electrica S.A.	2,088
700	e,m	Interconexion Electrica S.A.(ADR)	72
6,524,281	e	International Power plc	25,546
479,694	e	Iride S.p.A.	828
170,039	e	ITC Holdings Corp	7,713
310,000	e	Iwatani International Corp	872
93	e	Japan Wind Development Co Ltd	413
1,606,512		Kansai Electric Power Co, Inc	35,521

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
51,320		Keyera Facilities Income Fund	$877
561,708	*	KOC Holding AS	970
358,447		Korea Electric Power Corp	8,343
72,346		Korea Gas Corp	2,686
873,232		Kyushu Electric Power Co, Inc	18,809
143,106		Laclede Group, Inc	4,741
36,202	e	Lassila & Tikanoja Oyj	650
20,100		Macquarie Power & Infrastructure Income Fund	117
615,980		Manila Electric Co	1,779
594,281		MDU Resources Group, Inc	11,274
120,078		MGE Energy, Inc	4,029
77,422	e	Middlesex Water Co	1,119
1,562,252	*,e	Mirant Corp	24,590
3,140,074		MMC Corp BHD	1,903
321,202	e	National Fuel Gas Co	11,589
2,650,736		National Grid plc	23,876
271,994	e	New Jersey Resources Corp	10,075
51,656		Newalta, Inc	254
271,013	e	Nicor, Inc	9,382
1,051,489		NiSource, Inc	12,260
18,310	*	NIVS IntelliMedia Technology Group, Inc	54
919,624		Northeast Utilities	20,517
32,259		Northland Power Income Fund	271
685,517	e	Northumbrian Water Group plc	2,791
150,283	e	Northwest Natural Gas Co	6,661
216,546	e	NorthWestern Corp	4,929
2,291,515	*	NRG Energy, Inc	59,488
337,614	e	NSTAR	10,841
1,117,250		NTPC Ltd	4,549
2,946,589		NV Energy, Inc	31,794
142,501	*,e	Ocean Power Technologies, Inc	832
201,353	e	Oest Elektrizitatswirts AG. (Class A)	10,248
304,276	e	OGE Energy Corp	8,617
19,700		Okinawa Electric Power Co, Inc	1,063
329,689		Oneok, Inc	9,723
81,004		Ormat Industries	660
58,182	e	Ormat Technologies, Inc	2,345
5,147,539		Osaka Gas Co Ltd	16,458
204,435	e	Otter Tail Corp	4,465
20,258		Pennichuck Corp	462
373,066	e	Pennon Group plc	2,963
1,061,507		Pepco Holdings, Inc	14,267
255,299	*	Perma-Fix Environmental Services	618
702,400		Petronas Gas BHD	1,958
2,488,326		PG&E Corp	95,651
92,793	*,e	Pico Holdings, Inc	2,663
426,071		Piedmont Natural Gas Co, Inc	10,273
100,090	*,e	Pike Electric Corp	1,206
318,435		Pinnacle West Capital Corp	9,601
499,849	e	PNM Resources, Inc	5,353
7,528,000		PNOC Energy Development Corp	618
1,208,858		Polish Oil & Gas Co	1,547
428,618		Portland General Electric Co	8,349

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
5,813	*	Poweo	$132
549,018		Power Grid Corp of India Ltd	1,254
1,523,898		PPL Corp	50,228
1,388,620		Progress Energy, Inc	52,531
495,639	*,m	Progress Energy, Inc (CVO)	124
12,849,000		PT Perusahaan Gas Negara	3,965
103,360		Public Power Corp	2,131
3,714,496		Public Service Enterprise Group, Inc	121,205
1,108,788	e	Questar Corp	34,439
817,000		Ratchaburi Electricity Generating Holding PCL	911
27,330	e	Red Electrica de Espana	1,235
125,427	*	Reliance Energy Ltd	3,133
741,264	*	Reliance Natural Resources Ltd	1,298
3,896,386	*	Reliant Energy, Inc	19,521
5,451,755		Republic Services, Inc	133,078
95,531	e	Resource America, Inc (Class A)	514
412,031		RWE A.G.	32,421
6,277		RWE A.G. (Preference)	418
343,000	e	Saibu Gas Co Ltd	890
721,834		SCANA Corp	23,438
142,984		Scottish & Southern Energy plc	2,679
2,976	e	Seche Environnement S.A.	169
14,377	e	Sechilienne-Sidec	498
1,454,983		Sempra Energy	72,211
135,029		Severn Trent plc	2,430
341,751	e	Shanks Group PLC	385
162,725	e	Shikoku Electric Power Co, Inc	4,865
39,500		Shizuoka Gas Co Ltd	202
94,099	e	SJW Corp	2,136
1,662,431		Snam Rete Gas S.p.A.	7,294
34,853	*,e	Solaria Energia y Medio Ambiente S.A.	98
167,735	e	South Jersey Industries, Inc	5,852
3,350,836		Southern Co	104,412
358,632		Southern Union Co	6,595
264,829		Southwest Gas Corp	5,882
144,827		Southwest Water Co	799
860,367		SP AusNet	534
294,720	*,e	Stericycle, Inc	15,187
339,741	e	Suez Environnement S.A.	5,931
148,720		Tata Power Co Ltd	3,571
682,485	e	TECO Energy, Inc	8,142
2,564,175		Tenaga Nasional BHD	5,581
357,896		Terna Rete Elettrica Nazionale S.p.A.	1,192
7,818		Thessaloniki Water Supply & Sewage Co S.A.	77
778,997	e	Toho Gas Co Ltd	3,170
1,069,093		Tohoku Electric Power Co, Inc	22,362
2,754,621	e	Tokyo Electric Power Co, Inc	70,914
5,607,301		Tokyo Gas Co Ltd	20,081
151,596		Tractebel Energia S.A.	1,466
232,785		TransAlta Corp	4,465
141,297		Transfield Services Infrastructure Fund	110
821,783		UGI Corp	20,947
167,322	e	UIL Holdings Corp	3,756
75,900		Ultrapar Participacoes S.A.	2,407

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
45,938	*,f,m	Unified Energy System (GDR)	$4
200,993	e	Unisource Energy Corp	5,334
428,956		United Utilities Group plc	3,507
64,028	*	Unitil Corp	1,320
16,504		Universal Energy Group Ltd	93
256,316		Vectren Corp	6,005
163,025	e	Veolia Environnement	4,800
247,925	*,e	Waste Connections, Inc	6,424
1,869,787		Waste Management, Inc	52,653
108,228	*,e	Waste Services, Inc	561
344,164	e	Westar Energy, Inc	6,460
295,431	e	WGL Holdings, Inc	9,460
1,908,339		Williams Cos, Inc	29,789
640,842		Wisconsin Energy Corp	26,089
2,885,785		Xcel Energy, Inc	53,127
1,295,000		Xinao Gas Holdings Ltd	2,212
54,723		York Water Co	839
8,721,322		YTL Power International	5,359
8,508	e	Zhongde Waste Technology AG.	154
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,797,999

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.34%
582,000		AAC Acoustic Technologies Holdings, Inc	463
21,947	*,e	Aastra Technologies Ltd	557
1,586,190		ABB Ltd	24,934
54,699		ABB Ltd India	889
264,540	*	Acme Packet, Inc	2,677
147,960	*	Actel Corp	1,588
215,287	e	Acuity Brands, Inc	6,039
608,994	*	Adaptec, Inc	1,614
531,752	*,e	ADC Telecommunications, Inc	4,233
215,062	*	Advanced Analogic Technologies, Inc	987
228,113	*,e	Advanced Battery Technologies, Inc	917
176,985	*	Advanced Energy Industries, Inc	1,591
1,760,544	*,e	Advanced Micro Devices, Inc	6,813
9,898,873		Advanced Semiconductor Engineering, Inc	5,717
101,770		Aga Rangemaster Group plc	154
12,500	e	Aiphone Co Ltd	206
121,385	*,e	Airvana, Inc	773
3,114,642	*,e	Alcatel S.A.	7,812
91,000		Alpine Electronics, Inc	944
246,574		Alps Electric Co Ltd	1,344
1,707,626	e	Altera Corp	27,800
213,415	*,e	American Superconductor Corp	5,602
365,169	e	Ametek, Inc	12,628
793,449	*,e	Amkor Technology, Inc	3,753
908,858		Amphenol Corp (Class A)	28,756
295,807	*,e	Anadigics, Inc	1,239
1,860,218		Analog Devices, Inc	46,096
405,847		Ansaldo STS S.p.A.	7,470
5,286,736	*	Apple Computer, Inc	752,989
465,676	*,e	Applied Micro Circuits Corp	3,786
99,016		Applied Signal Technology, Inc	2,526
1,472,080	e	ARM Holdings PLC	2,900

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
709,572	*	Arris Group, Inc	$8,628
77,885	*,e	Ascent Solar Technologies, Inc	609
23,260	*	Ascom Holding AG.	293
5,869,283		Asustek Computer, Inc	7,621
314,184	*,e	Atheros Communications, Inc	6,045
2,792,140	*	Atmel Corp	10,415
165,962	*,e	ATMI, Inc	2,577
9,294,377		AU Optronics Corp	9,065
84,400	e	AU Optronics Corp (ADR)	817
16,842		Austriamicrosystems AG.	202
4,223,506		Avermedia Technologies	4,402
29,800	e	Avex Group Holdings, Inc	280
1,374,014	*,e	Avnet, Inc	28,896
153,424		AVX Corp	1,524
73		Axell Corp	260
61,279	*,e	AZZ, Inc	2,109
267,999	e	Baldor Electric Co	6,376
84,033	*,e	Ballard Power Systems, Inc	150
29,662	e	Bang & Olufsen AS (B Shares)	202
10,897		Barco NV	373
61,258		Bel Fuse, Inc (Class B)	983
469,274	*	Benchmark Electronics, Inc	6,758
260,615	*,e	BigBand Networks, Inc	1,347
181,575	*,e	Bookham, Inc	116
1,996,524	*	Broadcom Corp (Class A)	49,494
574,900	e	Byd Co Ltd	2,277
24,800		Canon Electronics, Inc	361
12,097		Carbone Lorraine	332
186,257	*	Celestica, Inc	1,262
5,469	*	Centrotherm Photovoltaics AG.	236
148,934	*,e	Ceradyne, Inc	2,630
113,831	*	Ceva, Inc	988
495,150	*	Chartered Semiconductor Manufacturing Ltd	701
224,124	*	Checkpoint Systems, Inc	3,517
348,511		Cheng Uei Precision Industry Co Ltd	558
6,039,920		Chi Mei Optoelectronics Corp	3,185
197,203	*,e	China BAK Battery, Inc	582
11,538	*,e,m	China Energy Savings Technology, Inc	1
148,178	*,e	China Security & Surveillance Technology, Inc	1,117
13,940	*	China TransInfo Technology Corp	65
224,903	e	Chloride Group plc	560
7,410,000		Chunghwa Picture Tubes Ltd	971
505,327	*,e	Ciena Corp	5,230
35,503,591	*	Cisco Systems, Inc	661,786
97,000		Clarion Co Ltd	96
62,900	*	CMK Corp	624
61,400	*	COM DEV International Ltd	152
273,575		Compal Communications, Inc	225
181,944	*,e	Comtech Telecommunications Corp	5,800
102,888	*	Conergy AG.	89
1,044,378	e	Cooper Industries Ltd (Class A)	32,428
1,438,000	*	Coretronic Corp	1,449
8,800	*	Corona Corp	112

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
18,500		Cosel Co Ltd	$196
52,710	*	CPI International, Inc	458
315,610	*,e	Cree, Inc	9,276
335,918	*,e	CSR plc	1,933
219,609		CTS Corp	1,438
93,950		Cubic Corp	3,362
1,270,622	*,e	Cypress Semiconductor Corp	11,690
141,000		Daihen Corp	493
541,478		Daiichikosho Co Ltd	5,902
279,000	e	Dainippon Screen Manufacturing Co Ltd	967
67,000	e	Daiwa Industries Ltd	309
66,032	*	DDi Corp	299
59,667		De'Longhi S.p.A.	171
151,123	*,e	Diodes, Inc	2,364
376,342	*,e	Dolby Laboratories, Inc (Class A)	14,030
166,212	*	DSP Group, Inc	1,124
89,127	*,e	DTS, Inc	2,413
665,498	e	Eaton Corp	29,688
145,015	*,e	EchoStar Corp (Class A)	2,312
13,700	e	Eizo Nanao Corp	269
149,292	*,e	Electro Scientific Industries, Inc	1,669
106,021	*,e	Elpida Memory, Inc	1,150
341,300	*,e	Eltek ASA	155
438,943	*,e	EMCORE Corp	553
87,384	*	EMS Technologies, Inc	1,826
510,647	*,e	Energizer Holdings, Inc	26,676
227,883	*,e	Energy Conversion Devices, Inc	3,225
274,461	*,e	EnerSys	4,992
298,588	*,e	Entropic Communications, Inc	672
490,578		Epistar Corp	1,326
5,334,739	e	Ericsson (LM) (B Shares)	52,347
969,106	*,e	Evergreen Solar, Inc	2,103
304,339		Everlight Electronics Co Ltd	777
32,671		Evertz Technologies Ltd	449
10,499		EVS Broadcast Equipment S.A.	529
187,447	*,e	Exar Corp	1,348
320,621	*,e	Exide Technologies	1,196
1,263,337	*	Fairchild Semiconductor International, Inc	8,831
216,568	*,e	Finisar Corp	123
299,585	*,e	First Solar, Inc	48,569
705,847		Fisher & Paykel Appliances Holdings Ltd	305
193,000		Formosa Sumco Technology Corp	400
25,800	e	Foster Electric Co Ltd	295
3,377,100	*,e	Foxconn International Holdings Ltd	2,214
529,793		Foxconn Technology Co Ltd	1,476
128,462	e	Franklin Electric Co, Inc	3,330
320,349	*,e	FuelCell Energy, Inc	1,339
351,042	e	Fuji Electric Holdings Co Ltd	583
84,000		Fujitsu General Ltd	266
26,000	e	Funai Electric Co Ltd	1,071
10,000	*,e	Furukawa Battery Co Ltd	96
28,600		Futaba Corp/Chiba	526
31,023	e	Gamesa Corp Tecnologica S.A.	588
82,312	*,e	Gemalto NV	2,848

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
59,559,480		General Electric Co	$698,036
387	e	Geo Corp	320
1,312,500		Geodesic Information Systems Ltd	2,511
27,356		Gewiss S.p.A.	111
72,000	*	Global Unichip Corp	338
128,489	*,e	Globecomm Systems, Inc	924
232,475	*,e	GN Store Nord	928
84,571	*	GP Strategies Corp	498
697,082	*	GrafTech International Ltd	7,884
124,757	*,e	Greatbatch, Inc	2,821
51,689		Gruppo Beghelli S.p.A	53
429,000	e	GS Yuasa Corp	3,776
81,793	*	GSI Technology, Inc	316
150,807	*,e	GT Solar International, Inc	802
1,773,274	*	GVK Power & Infrastructure Ltd	1,499
322,291	e	Halma plc	1,055
71,000	e	Hamamatsu Photonics KK	1,361
4,720,441		HannStar Display Corp	957
250,423	e	Harman International Industries, Inc	4,708
528,252	*,e	Harmonic, Inc	3,111
445,559		Harris Corp	12,636
362,618	*,e	Harris Stratex Networks, Inc (Class A)	2,350
162,003	*	Helen of Troy Ltd	2,720
483,685	*,e	Hexcel Corp	4,610
760,368		High Tech Computer Corp	10,753
26,323	e	Hirose Electric Co Ltd	2,814
168,025		Hitachi Chemical Co Ltd	2,716
38,681		Hitachi High-Technologies Corp	661
3,007,708		Hitachi Ltd	9,398
49,800	*	Hitachi Maxell Ltd	620
143,010	*,e	Hittite Microwave Corp	4,970
12,286,791		Hon Hai Precision Industry Co, Ltd	38,010
105,400	e	Hosiden Corp	1,345
626,915		Hoya Corp	12,599
13,546		Huber & Suhner AG.	429
497,070	*	Hynix Semiconductor, Inc	5,326
232,373	*	Ibiden Co Ltd	6,549
8,000		Icom, Inc	176
23,100		Idec Corp	169
181,469	e	Imation Corp	1,381
90,536		Imtech NV	1,758
71,461	e	Indesit Co S.p.A.	365
5,030,817	*,e	Infineon Technologies AG.	18,173
430,037	*,e	Infinera Corp	3,926
2,107,396		InnoLux Display Corp	2,579
797,100	*	Inotera Memories, Inc	344
1,705,075	*	Integrated Device Technology, Inc	10,299
37,621,283		Intel Corp	622,632
122,985	*	Intellon Corp	523
271,457	*,e	InterDigital, Inc	6,634
228,461	*,e	International Rectifier Corp	3,384
420,503	e	Intersil Corp (Class A)	5,286

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
14,881		Ion Beam Applications	$117
101,990	*,e	IPG Photonics Corp	1,119
92,307	*,e	iRobot Corp	1,198
127,723	e	IXYS Corp	1,293
66,000	*	Japan Aviation Electronics Industry Ltd	410
102,000	e	Japan Radio Co Ltd	271
1,652,936	*	JDS Uniphase Corp	9,455
1,443,586	e	Johnson Electric Holdings Ltd	389
854,400	*	JVC KENWOOD Holdings, Inc	612
1,200,669		Kinsus Interconnect Technology Corp	2,002
26,200	e	Koa Corp	218
1,218,102	e	Koninklijke Philips Electronics NV	22,428
30,862		Kudelski S.A.	510
240,803		Kyocera Corp	18,172
863,194	e	L-3 Communications Holdings, Inc	59,888
244,795	e	Laird Group plc	624
833,713	*,e	Lattice Semiconductor Corp	1,567
57,488	e	Legrand S.A.	1,253
1,036		LEM Holding S.A.	238
17,584		LG Electronics, Inc	744
179,699		LG Electronics, Inc	16,504
136,325	e	Lincoln Electric Holdings, Inc	4,913
1,021,500	e	Linear Technology Corp	23,852
123,113	*,e	Littelfuse, Inc	2,457
12,300		Loewe AG.	138
64,919	*,e	Loral Space & Communications, Inc	1,672
138,201	e	LSI Industries, Inc	753
6,168,250	*,e	LSI Logic Corp	28,127
26,917	e	Mabuchi Motor Co Ltd	1,302
7,054,437		Macronix International	3,204
1,930	*,e	Manz Automation AG.	110
3,578,347	*	Marvell Technology Group Ltd	41,652
2,083,775		Matsushita Electric Industrial Co Ltd	28,163
110,657		Matsushita Electric Works Ltd	1,050
1,273,779	e	Maxim Integrated Products, Inc	19,986
104,556	*,e	Maxwell Technologies, Inc	1,446
734,000		Meadville Holdings Ltd	149
1,499,769		MediaTek, Inc	17,919
25,600		Megachips Corp	590
160,000	e	Meidensha Corp	927
14,800	e	Meiko Electronics Co	291
21,562		Melexis NV	135
1,512,362	*	MEMC Electronic Materials, Inc	26,935
70,805	*	MEMSIC, Inc	300
132,006	*,e	Mercury Computer Systems, Inc	1,221
211,661		Methode Electronics, Inc	1,486
2,734	*	Meyer Burger Technology AG.	422
233,481	e	Micrel, Inc	1,709
568,629	e	Microchip Technology, Inc	12,823
3,937,971	*,e	Micron Technology, Inc	19,926
25,565	*	Micronas Semiconductor Holdings, Inc	72
445,177	*	Microsemi Corp	6,143
311,291	*,e	Microtune, Inc	728

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
331,719	*,e	Microvision, Inc	$1,018
56,923	e	Millicom International Cellular S.A.	3,206
28,600		Mimasu Semiconductor Industry Co Ltd	344
249,704		Minebea Co Ltd	1,065
329,186	*	MIPS Technologies, Inc	988
5,093,567		Mitsubishi Electric Corp	32,306
21,000		Mitsui High-Tec, Inc	231
166,782	e	Mitsumi Electric Co Ltd	3,575
411,327	e	Molex, Inc	6,396
192,483	*,e	Monolithic Power Systems, Inc	4,314
246,605	*	Moog, Inc (Class A)	6,365
229,145		Motech Industries, Inc	897
15,782,786		Motorola, Inc	104,640
102,391	*,e	Multi-Fineline Electronix, Inc	2,191
372,633		Murata Manufacturing Co Ltd	15,859
190,273		Nan Ya Printed Circuit Board Corp	513
2,514,096	*	Nanya Technology Corp	393
24,486	e	National Presto Industries, Inc	1,863
997,669	e	National Semiconductor Corp	12,521
46,200	*	NEC Electronics Corp	421
44,000	*	NEC Tokin Corp	106
262,500		Neo-Neon Holdings Ltd	78
269,859	*	Net Insight AB	165
3,602,976	*	NetApp, Inc	71,051
106,100	*,e	Netlogic Microsystems, Inc	3,868
31,143	e	Nexans S.A.	1,654
107,886	e	NGK Spark Plug Co Ltd	1,031
66,302	*	Nice Systems Ltd	1,510
63,100	e	Nichicon Corp	916
15,000		Nidec Copal Electronics Corp	76
134,640	e	Nidec Corp	8,176
23,100	e	Nihon Dempa Kogyo Co Ltd	487
111,000	e	Nippon Carbon Co Ltd	311
192,000	e	Nippon Chemi-Con Corp	729
30,400	e	Nissha Printing Co Ltd	1,464
73,000	e	Nissin Electric Co Ltd	400
225,483		Nitto Denko Corp	6,881
22,700		Nitto Kogyo Corp	239
21,933	e	NKT Holding AS	739
38,000	e	Nohmi Bosai Ltd	339
9,349,986		Nokia Oyj	136,938
1,056,984	*	Novellus Systems, Inc	17,652
25,584	*,e	NVE Corp	1,243
5,398,603	*,e	Nvidia Corp	60,950
25,600		Obara Corp	243
203		Okinawa Cellular Telephone Co	350
285,451	*,e	Omnivision Technologies, Inc	2,966
156,608	e	Omron Corp	2,268
1,774,304	*,e	ON Semiconductor Corp	12,172
461,722	*	Openwave Systems, Inc	1,034
105,365	*,e	Oplink Communications, Inc	1,201
142,261	*,e	OpNext, Inc	304
30,204	*,e	Option NV	80
67,758	*,e	Orion Energy Systems, Inc	254

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
113,042	*,e	OSI Systems, Inc	$2,357
414,247		Pace plc	1,355
603,350		Panasonic Corp (ADR)	8,079
98,977		Park Electrochemical Corp	2,131
142,144	*,e	Parkervision, Inc	435
12,641	*	Parrot S.A.	124
131,436	*	Pericom Semiconductor Corp	1,107
94,000	*	Phison Electronics Corp	527
236,953	*,e	Photronics, Inc	960
234,746	*,e	Pioneer Corp	699
263,743		Plantronics, Inc	4,987
222,985	*,e	Plexus Corp	4,562
151,197	*,e	PLX Technology, Inc	570
1,010,190	*,e	PMC - Sierra, Inc	8,041
448,818	*,e	Polycom, Inc	9,098
122,117	*,e	Polypore International, Inc	1,358
64,868	*	Powell Industries, Inc	2,405
124,135	e	Power Integrations, Inc	2,953
7,717,035	*	Powerchip Semiconductor Corp	656
564,367	*,e	Power-One, Inc	841
613,225		Powertech Technology, Inc	1,280
771,400	*,e	Powerwave Technologies, Inc	1,242
341,499		PV Crystalox Solar plc	466
56,851	*,e	Q-Cells AG.	1,156
642,402	*	QLogic Corp	8,146
9,875,039		Qualcomm, Inc	446,352
3,809,102		Quanta Computer, Inc	6,153
335,179	*,e	Rambus, Inc	5,192
79,604	e	Raven Industries, Inc	2,038
307,183		Redes Energeticas Nacionais S.A.	1,314
208,192	e	Regal-Beloit Corp	8,269
706,160		Reliance Communication Ventures Ltd	4,267
285,223	*,e	Renewable Energy Corp AS	2,213
98,309	*	Research In Motion Ltd	6,985
925,273	*	Research In Motion Ltd (Canada)	65,771
199,502		Reunert Ltd	1,128
1,481,393	*,e	RF Micro Devices, Inc	5,570
56,439	*	RHJ International	360
130,500		Richtek Technology Corp	821
1,357,484	e	Ricoh Co Ltd	17,544
48,800	e	Rinnai Corp	2,163
86,265	*	Rogers Corp	1,745
285,568		Rohm Co Ltd	20,839
56,108	*,e	Rubicon Technology, Inc	801
19,671	e	Saft Groupe S.A.	778
61,489		Samsung Electro-Mechanics Co Ltd	2,944
157,924		Samsung Electronics Co Ltd	73,387
22,998		Samsung Electronics Co Ltd (Preference)	7,040
38,711		Samsung SDI Co Ltd	3,145
104,000		Sanken Electric Co Ltd	411
670,471	*	Sanmina-SCI Corp	295
31,000		Sanyo Denki Co Ltd	128
1,387,225	*,e	Sanyo Electric Co Ltd	3,600

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
249,556	*	SatCon Technology Corp	$449
807	m	Schweiter Technologies AG.	298
186,486	*	Seachange International, Inc	1,497
41,540	e	SEB S.A.	1,719
21,000		SEC Carbon Ltd	154
402,855	*	Semtech Corp	6,409
58,656	*,e	SGL Carbon AG.	1,811
1,296,827	e	Sharp Corp	13,502
57,000		Shindengen Electric Manufacturing Co Ltd	134
13,200	e	Shinkawa Ltd	177
41,561	e	Shinko Electric Industries	516
27,000		Shin-Kobe Electric Machinery Co Ltd	266
237,370	*,e	ShoreTel, Inc	1,899
86,933		Siemens India Ltd	856
544,121	*	Silicon Image, Inc	1,251
198,473	*,e	Silicon Laboratories, Inc	7,530
472,394	*	Silicon Storage Technology, Inc	883
3,578,726		Siliconware Precision Industries Co	4,150
1,040,000		SIM Technology Group Ltd	132
285,000	*	Simplo Technology Co Ltd	1,147
198,467		Sino-American Silicon Products, Inc	540
721,347	*,e	Sirius XM Radio, Inc	310
995,496	*	Skyworks Solutions, Inc	9,736
236,543	*,e	Smart Modular Technologies WWH, Inc	537
3,235,914		Smiths Group plc	37,346
65,000		SMK Corp	283
65,993	*,e	SOITEC	514
9,153	*	Solar Millennium AG.	300
65,884,511		Solomon Systech International Ltd	5,101
7,756	*,e	Solon AG.	97
1,795,613	e	Sony Corp	47,064
65,893	*	Spectrum Control, Inc	580
121,877	*,e	Standard Microsystems Corp	2,492
99,334	e	Stanley Electric Co Ltd	2,019
260,871	*,e	Starent Networks Corp	6,368
229,645	e	STMicroelectronics NV	1,718
92,560	*,e	Stoneridge, Inc	444
100,274	e	Sumco Corp	1,431
372,355	*,e	Sunpower Corp (Class A)	9,920
2,111	*	Sunpower Corp (Class B)	51
624,919	*,e	Suntech Power Holdings Co Ltd (ADR)	11,161
55,907	*,e	Supertex, Inc	1,404
996,491	*	Sycamore Networks, Inc	3,119
262,073	*,e	Symmetricom, Inc	1,512
206,252	*,e	Synaptics, Inc	7,972
33,302,995		Taiwan Semiconductor Manufacturing Co Ltd	55,522
400,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,764
124,000	e	Taiyo Yuden Co Ltd	1,370
59,000	*,e	Takaoka Electric Manufacturing Co Ltd	195
157,300	e	Tandberg ASA	2,648
3,600,000	*	Tatung Co Ltd	889
210,823	e	TDK Corp	9,936
238,127		Technitrol, Inc	1,541
103,885	*	Techwell, Inc	883

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
3,903,733		Teco Electric and Machinery Co Ltd	$1,559
369,550	*,e	Tekelec	6,220
29,378	*	Telecomunicaciones y Energia	157
239,049		Teleflex, Inc	10,717
2,208,056	*	Tellabs, Inc	12,652
310,823	*	Tessera Technologies, Inc	7,861
7,847,087		Texas Instruments, Inc	167,143
22,037	*,e	Theolia SA	96
427,243	*	Thomas & Betts Corp	12,330
320,216	e	Thomson	280
63,000	e	Toko, Inc	104
170,105	e	Tokyo Denpa Co Ltd	1,201
170,000	*	Toshiba TEC Corp	694
22,900	e	Toyo Corp/Chuo-ku	223
10,300	e	Toyo Tanso Co Ltd	395
44,100	*,e	Toyota Boshoku Corp	660
402,595		Transcend Information, Inc	1,018
508,269	*,e	Trident Microsystems, Inc	884
657,275		Tripod Technology Corp	1,102
796,458	*	Triquint Semiconductor, Inc	4,229
230,211		TT electronics plc	124
283,169	*,e	TTM Technologies, Inc	2,254
20,800	*,e	Tyco Electronics Ltd	387
89,954	*,e	Ultralife Corp	645
52,000		Uniden Corp	157
1,159,756		Unimicron Technology Corp	891
3,626	*	United Capital Corp	66
16,344,022		United Microelectronics Corp	5,480
142,503	*,e	Universal Display Corp	1,394
69,074	*,e	Universal Electronics, Inc	1,393
341,085	*,e	US Geothermal, Inc	484
777,775	e	Ushio, Inc	12,450
778,363	*,e	Utstarcom, Inc	1,269
7,906		Vacon plc	263
286,527	*,e	Valence Technology, Inc	513
763,743		Vanguard International Semiconductor Corp	303
237,877	*,e	Varian Semiconductor Equipment Associates, Inc	5,707
845,000	*	Via Technologies, Inc	314
131,114	*	Viasat, Inc	3,362
12,100	*	Vic Tokai Corp	131
118,325	e	Vicor Corp	854
76,922	*	Virage Logic Corp	346
1,479,748	*	Vishay Intertechnology, Inc	10,047
180,753	*,e	Volterra Semiconductor Corp	2,375
220,000		Vtech Holdings Ltd	1,502
285,001	e	Whirlpool Corp	12,130
103,802	*	White Electronic Designs Corp	481
2,692,000	*	Winbond Electronics Corp	415
997,000		Wintek Corp	599
94,215	*,e	Wolfson Microelectronics plc	153
54,600		Woongjin Coway Co Ltd	1,329
943,970	e	Xilinx, Inc	19,314
15,750	*,m	Ya Hsin Industrial Co Ltd	3
8,093,000		Yageo Corp	1,635

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
165,972	e	Yaskawa Electric Corp	$1,106
91,000		Young Fast Optoelectronics Co Ltd	846
85	e	Zappallas, Inc	174
307,027	*	Zix Corp	461
148,737	*,e	Zoltek Cos, Inc	1,446
305,429	*	Zoran Corp	3,329
963,452	e	ZTE Corp	3,344
43,309		Zumtobel AG.	443
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,919,737

ENGINEERING AND MANAGEMENT SERVICES - 0.93%
36,921		Aangpanneforeningen AB (B Shares)	683
154,794	*	Accelrys, Inc	915
3,786,625		Accenture Ltd (Class A)	126,701
110,628	*,e	Advisory Board Co	2,843
329,505	*	Aecom Technology Corp	10,544
229,900		Aeon Mall Co Ltd	4,386
84,704		Aero Inventory PLC	309
64,607	*,e	Affymax, Inc	1,191
24,006	*	Alten	401
430,809	*,e	Amylin Pharmaceuticals, Inc	5,816
66,883		Arcadis NV	1,111
593,978	*,e	Ariad Pharmaceuticals, Inc	944
24,107		Assystem	166
163,389		Atkins WS plc	1,602
54,440	e	Ausenco Ltd	178
330,710	e	Babcock International Group	2,617
9,011	*	Bavarian Nordic AS	317
3,495		Bertrandt AG.	70
46,673		Bilfinger Berger AG.	2,167
78,265	*	BioInvent International AB	239
31,100	*	Blom AS	71
34,700		Bure Equity AB	157
50,788		Campbell Brothers Ltd	847
325,813	e	Cap Gemini S.A.	11,993
698,228	e	Capita Group plc	8,208
75,172		CDI Corp	838
445,174	*	Celera Corp	3,397
4,220,000	*	China Railway Group Ltd	3,392
19,000	*	Commuture Corp	122
98,055	*,e	comScore, Inc	1,306
59,815	*	Cornell Cos, Inc	970
170,540	e	Corporate Executive Board Co	3,540
55,329	*,e	CRA International, Inc	1,536
71,266	*	Cudeco Ltd	148
133,085		Daewoo Engineering & Construction Co Ltd	1,348
117,788		Diamond Management & Technology Consultants, Inc	495
11,960	e	Digital Garage, Inc	10,391
11,654		Dinamia	186
974,834		Downer EDI Ltd	4,391
67,070		DTZ Holdings plc	55
386,587	*,e	Dyax Corp	827

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
311,214	*,e	eResearch Technology, Inc	$1,933
6,709	e	Eurofins Scientific	394
671,992	*,e	Exelixis, Inc	3,273
88,097	*	Exponent, Inc	2,159
1,012,438	e	Fluor Corp	51,929
60,348	*	Franklin Covey Co	376
144,671		Fugro NV	5,991
189,020	*,e	Furmanite Corp	843
73	*	GCA Savvian Group Corp	91
12,200		Genivar Income Fund	272
192,135	*	Genpact Ltd	2,258
330,200	*,e	Gen-Probe, Inc	14,192
22,367		GFK AG.	466
303,177		Groupe Aeroplan, Inc	2,150
302,752	e	Hargreaves Lansdown plc	1,020
559,663	*,e	Hewitt Associates, Inc (Class A)	16,667
99,224	*,e	Hill International, Inc	427
40,010		HIQ International AB	137
104,396	*,e	Huron Consulting Group, Inc	4,826
63,136		Hyundai Development Co	2,000
49,517	*,e	ICF International, Inc	1,366
595,857	*,e	Incyte Corp	1,960
98,467	*	Infinity Pharmaceuticals, Inc	575
708,335	*	Insmed, Inc	708
236,870		Intertek Group plc	4,065
32,672	e	IPSOS	820
579,905	*,e	Isis Pharmaceuticals, Inc	9,568
621,662	*,e	Jacobs Engineering Group, Inc	26,166
447,158		JGC Corp	7,241
475,925		John Wood Group plc	2,091
5,157		Kapsch TrafficCom AG.	152
3,269,151	e	KBR, Inc	60,284
106,633		Keller Group plc	971
80,882	*,e	Kendle International, Inc	990
30,117		Kumho Industrial Co Ltd	338
46,237	e	Landauer, Inc	2,836
461,014	*,e	Lexicon Pharmaceuticals, Inc	572
231,241	*,e	Luminex Corp	4,287
91,186		MAXIMUS, Inc	3,761
233,475	*,e	Maxygen, Inc	1,569
892,436	*	McDermott International, Inc	18,125
20,856	e	Medion AG.	225
14,158		MedQuist, Inc	86
64,309	*	Michael Baker Corp	2,724
401,389		Mitie Group	1,416
99,398	e	Monadelphous Group Ltd	953
96,804	e	Mouchel Group plc	263
429,253	*,e	Myriad Genetics, Inc	15,303
2,497	e	National Research Corp	61
253,563	*	Navigant Consulting, Inc	3,276
14,579	*	NeuroSearch AS	294
55,500	*	Nichii Gakkan Co	552
63,000	e	Nippon Densetsu Kogyo Co Ltd	663
13,525	*	Novabase SGPS S.A.	92

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
20,400		NPC, Inc	$1,065
429,600		NRW Holdings Ltd	329
151,743	*,e	Omnicell, Inc	1,631
16,600	e	Oyo Corp	176
1,169,735	e	Paychex, Inc	29,477
281,696		Petrofac Ltd	3,105
32,970		Poyry Oyj	468
38,894	*,e	PRG-Schultz International, Inc	105
155,670		Programmed Maintenance Services Ltd	344
728,900	e	QinetiQ plc	1,721
317,412	*,e	Regeneron Pharmaceuticals, Inc	5,688
2,514,000	*	Regent Pacific Group Ltd	83
64,082	*,e	Rentech, Inc	37
214,711	*	Repligen Corp	1,181
224,537	*,e	Resources Connection, Inc	3,855
184,444	*,e	Rigel Pharmaceuticals, Inc	2,235
246,000		Road King Infrastructure	183
109,185		Robert Walters plc	261
435,000		Rotary Engineering Ltd	210
183,838	e	RPS Group PLC	606
278,038	*,e	RTI Biologics, Inc	1,193
186,047		SAI Global Ltd	427
1,745,033	*,e	SAIC, Inc	32,371
42,395		Samsung Engineering Co Ltd	2,819
209,690	*,e	Sangamo Biosciences, Inc	1,036
308,621	*,e	Savient Pharmaceuticals, Inc	4,277
157,509		Savills plc	743
117,838		Scott Wilson Group plc	126
449,489	*,e	Seattle Genetics, Inc	4,369
1,565,539		SembCorp Industries Ltd	3,264
305,855	*,e	Sequenom, Inc	1,196
2,248,726	e	Serco Group plc	15,612
971,000		Shandong Weigao Group Medical Polymer Co Ltd	2,493
1,094,867	*,e	Shaw Group, Inc	30,011
35,700		Shinko Plantech Co Ltd	284
110,000		Shui On Construction and Materials Ltd	152
68,990	*	Silex Systems Ltd	334
191,551		SNC-Lavalin Group, Inc	7,057
69,353	*,e	Stanley, Inc	2,280
48,462	*,e	Stantec, Inc	1,166
1,612	e	Strabag SE	36
318,000	*	Swiber Holdings Ltd	183
179,785	*,e	Symyx Technologies, Inc	1,052
103	*	Takara Bio, Inc	252
325,599		Tecan Group AG.	12,691
55,583	*,e	Tejon Ranch Co	1,472
374,825	*,e	Tetra Tech, Inc	10,739
15,483	*	ThromboGenics NV	253
567,957	e	Toyo Engineering Corp	1,928
34,595	*	Transcend Services, Inc	548
436,906		Transfield Services Ltd	806
58,590	e	Trevi Finanziaria S.p.A.	681
209,125		United Group Ltd	1,744
358,125	*,e	URS Corp	17,734

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
515,000		Value Partners Group Ltd	$224
267,211	*,e	VCA Antech, Inc	7,135
24,531		VSE Corp	642
173,373	e	VT Group plc	1,289
351,535	e	Watson Wyatt & Co Holdings (Class A)	13,193
1,717		Wellnet Corp	1,426
401,684	e	WorleyParsons Ltd	7,707
96,669		WSP Group plc	350
170,159	e	Xchanging plc	503
3,296	*	XING AG.	137
906,600		Zelan BHD	233
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	750,103

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
182,853	e,m	Transpacific Industries Group Ltd	265
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	265

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%**
258,800	e	Nippon Suisan Kaisha Ltd	680
		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	680

FABRICATED METAL PRODUCTS - 0.48%
27,876		AFG Arbonia-Forster Hldg	414
61,600		Aica Kogyo Co Ltd	604
125,974	*,e	Alliant Techsystems, Inc	10,375
1,513,927		Amcor Ltd	6,087
50,531	e	Ameron International Corp	3,388
258,877		Aptargroup, Inc	8,742
55,000		Asahi Organic Chemicals Industry Co Ltd	148
363,608		Ball Corp	16,421
146,252		Bharat Heavy Electricals	6,729
72,000	e	Bunka Shutter Co Ltd	271
88,609	*	Bway Holding Co	1,553
38,200		Cardo AB	829
34,981	e	CCL Industries	691
205,958	*	Chart Industries, Inc	3,744
804,712		China International Marine Containers Co Ltd (Class B)	767
15,500		Chofu Seisakusho Co Ltd	317
110,866		CIRCOR International, Inc	2,618
442,318	e	Commercial Metals Co	7,090
221,486		Crane Co	4,941
1,748,314	*	Crown Holdings, Inc	42,205
74,226	e	Dynamic Materials Corp	1,431
1,100		Furuya Metal Co Ltd	106
55,760	*,e	Geberit AG.	6,856
38,013		Gerresheimer AG.	843
246,000	e	Goodpack Ltd	155
263,303	*	Griffon Corp	2,191
95,183		Gulf Island Fabrication, Inc	1,507
50,131		Gunnebo AB	185
37,481	*	Hawk Corp	519
18,000	e	Hisaka Works Ltd	216

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
204,000	e	Hitachi Cable Ltd	$654
65,000	e	Hitachi Metals Ltd	554
2,720,464	e	Illinois Tool Works, Inc	101,583
88,527	e	Insteel Industries, Inc	729
73,219		Jindal Steel & Power Ltd	3,807
218,051		JS Group Corp	3,373
96,000		Kitz Corp	328
87,133	*,e	Ladish Co, Inc	1,130
43,612		Landi Renzo S.p.A.	195
5,869		LISI	254
56,182	*,e	Martinrea International, Inc	312
25,200		Miura Co Ltd	562
187,554	*,e	Mobile Mini, Inc	2,751
655,015	e	Mueller Water Products, Inc (Class A)	2,450
106,515	*,e	NCI Building Systems, Inc	281
64,982		Nibe Industrier AB (Series B)	556
64,571	*	North American Galvanizing & Coating, Inc	391
577,176		Parker Hannifin Corp	24,795
1,344,480	e	Pentair, Inc	34,447
20,985		Permasteelisa S.p.A	357
1,110		Phoenix Mecano AG.	318
202,196	e	Quanex Building Products Corp	2,269
594,357	e	Rexam plc	2,782
115,788		Rotork PLC	1,576
4,471		Sabaf S.p.A.	98
5,382	e	Salzgitter AG.	471
187,000		Sankyo-Tateyama Holdings, Inc	169
202,000		Sanwa Shutter Corp	723
644,442		Shin Zu Shing Co Ltd	3,064
173,505		Silgan Holdings, Inc	8,507
194,669	e	Simpson Manufacturing Co, Inc	4,209
918,000		Singamas Container Holdings Ltd	104
12,785	*	SmartHeat, Inc	88
423,180	*,e	Smith & Wesson Holding Corp	2,404
185,379		Snap-On, Inc	5,328
61,467	e	Ssab Svenskt Stal AB (Series A)	715
614,195	e	Ssab Svenskt Stal AB (Series B)	6,608
357,934	e	Stanley Works	12,112
108,659	e	Sturm Ruger & Co, Inc	1,352
60,028	e	Sun Hydraulics Corp	971
314,561	*,e	Taser International, Inc	1,434
21,200		Tocalo Co Ltd	296
217,000		Toyo Kanetsu K K	448
433,794	e	Toyo Seikan Kaisha Ltd	9,209
72,602	*,e	Trimas Corp	245
21,000		Tsukishima Kikai Co Ltd	123
81,469	e	Valmont Industries, Inc	5,872
111,763		Viohalco S.A.	727
169,502	e	Watts Water Technologies, Inc (Class A)	3,651
		TOTAL FABRICATED METAL PRODUCTS	387,325

FISHING, HUNTING, AND TRAPPING - 0.00%**
46,000	*	Copeinca ASA	157
39,360	*,e	HQ Sustainable Maritime Industries, Inc	361

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
87,537		Tassal Group Ltd	$137
39,395	*	Zapata Corp	268
		TOTAL FISHING, HUNTING, AND TRAPPING	923

FOOD AND KINDRED PRODUCTS - 3.91%
127,414	*,e	AgFeed Industries, Inc	756
3,359	e	Agrana Beteiligungs AG.	285
646,325	e	Ajinomoto Co, Inc	5,126
18,740	e	Aker ASA (A Shares)	411
40,209	*,e	American Dairy, Inc	1,595
116,848	*	American Italian Pasta Co	3,405
225,245		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,032
2,974	*	Anheuser-Busch InBev NV	–	^
3,800,272		Archer Daniels Midland Co	101,733
15,500	e	Ariake Japan Co Ltd	241
27,888	*	Aryzta AG.	896
1,349,796	e	Asahi Breweries Ltd	19,434
216,100		Asiatic Development BHD	338
1,335,724		Associated British Foods plc	16,756
11,791		Atria Group plc	166
104,100	e	Austevoll Seafood ASA	486
113,593		B&G Foods, Inc (Class A)	955
1,683	e	Barry Callebaut AG.	918
842,500		Beijing Enterprises Holdings Ltd	4,207
368,106		Bidvest Group Ltd	4,618
4,448		Bonduelle S.C.A.	348
5,257		Bongrain S.A.	295
43,513	*,e	Boston Beer Co, Inc (Class A)	1,288
314,921		Britvic plc	1,446
797,217		Bunge Ltd	48,032
272,039		C&C Group plc	916
299,379		Cadbury plc	2,551
1,180,564	e	Campbell Soup Co	34,732
13,209	e	Campofrio Alimentacion S.A.	118
170,687	e	Carlsberg AS (Class B)	10,948
364,993	*	Central Garden and Pet Co (Class A)	3,595
2,649,700		China Agri-Industries Holdings Ltd	1,651
1,031,100	e	China Yurun Food Group Ltd	1,557
8,524		CJ CheilJedang Corp	1,000
150,992		Coca Cola Hellenic Bottling Co S.A.	3,114
1,036,833		Coca-Cola Amatil Ltd	7,193
35,221		Coca-Cola Bottling Co Consolidated	1,942
17,900	e	Coca-Cola Central Japan Co Ltd	247
12,305,901		Coca-Cola Co	590,560
1,710,439		Coca-Cola Enterprises, Inc	28,479
421,632		Coca-Cola Femsa S.A. de C.V.	1,692
68,890		Coca-Cola Icecek AS	393
42,867	e	Coca-Cola West Japan Co Ltd	821
512		Companhia de Bebidas das Americas	33
3,131,268		ConAgra Foods, Inc	59,682
1,952,884	*	Constellation Brands, Inc (Class A)	24,763
245,770	e	Corn Products International, Inc	6,584
121,835	*	Cosan SA Industria e Comercio	895
47,607		Cranswick plc	446

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
75,266		CSM	$1,111
1,618,537	e	CSR Ltd	2,217
568,091	*	Darling International, Inc	3,749
188,319	e	Davide Campari-Milano S.p.A.	1,507
1,380,380		Del Monte Foods Co	12,948
227,984		Devro plc	343
3,036,618		Diageo plc	43,539
96,021	e	Diamond Foods, Inc	2,679
45,600		Doutor Nichires Holdings Co Ltd	616
2,314,172	*,e	Dr Pepper Snapple Group, Inc	49,037
10,100	e	Dydo Drinco, Inc	276
71,842	e	Ebro Puleva S.A.	1,089
80,000		Ezaki Glico Co Ltd	803
35,954	e	Farmer Bros Co	823
343,571	e	Flowers Foods, Inc	7,504
3,116,055		Fomento Economico Mexicano S.A. de C.V.	10,036
88,800	e	Fuji Oil Co Ltd	1,036
17,000		Fujicco Co Ltd	194
2,953,258		General Mills, Inc	165,442
113,801		Glanbia plc	351
7,262,368	e	Golden Agri-Resources Ltd	1,905
254,759		Greencore Group plc	468
135,307		Greggs PLC	830
563,383	e	Groupe Danone	27,804
477,371	e	Grupo Bimbo S.A. de C.V. (Series A)	2,537
564,526		Grupo Modelo S.A. (Series C)	2,003
1,201,056		H.J. Heinz Co	42,878
469,982	*,e	Hansen Natural Corp	14,485
207,292		Heineken NV	7,689
671,963	e	Hershey Co	24,191
5,526		Hite Brewery Co Ltd	681
26,407		HKScan Oyj	326
224,723		Hormel Foods Corp	7,762
129,700	e	House Foods Corp	1,886
73,293	e	Imperial Sugar Co	888
2,893,337		InBev NV	104,476
597,000	*	Indofood Agri Resources Ltd	503
30,000	*,m	International Hydron	1
4,252,520		IOI Corp BHD	5,710
39,344	e	Ito En Ltd	560
117,000		Itoham Foods, Inc	441
80,070		J&J Snack Foods Corp	2,875
390,495		J.M. Smucker Co	19,001
99,000	e	J-Oil Mills, Inc	368
65,400	e	Kagome Co Ltd	1,083
756,866		Kaneka Corp	5,397
1,507,968		Kellogg Co	70,226
138,958		Kerry Group plc (Class A)	3,170
13,500	e	KEY Coffee, Inc	222
1,678,518	e	Kirin Brewery Co Ltd	23,522
62,254		Koninklijke Wessanen NV	238
7,622,100		Kraft Foods, Inc (Class A)	193,144
1,824,527		Kulim Malaysia BHD	3,244
129,311	e	Lancaster Colony Corp	5,699

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
143,306	e	Lance, Inc	$3,315
2,492		Laurent-Perrier	171
19,450	e	Leroy Seafood Group ASA	302
23,807	*,e	Lifeway Foods, Inc	307
143		Lindt & Spruengli AG.	267
19		Lindt & Spruengli AG. (Reg)	420
279,876		Lion Nathan Ltd	2,609
744		Lotte Confectionery Co Ltd	584
80,331	*,e	M&F Worldwide Corp	1,607
60,569		Maple Leaf Foods, Inc	455
148,400	*	Marfrig Alimentos S.A.	1,098
184,000		Marudai Food Co Ltd	537
25,894	*	Matrixx Initiatives, Inc	145
46,500	e	Matsumotokiyoshi Holdings Co Ltd	959
583,810	e	McCormick & Co, Inc	18,991
177,354	*	Mead Johnson Nutrition Co	5,635
59,723	*,e	MEIJI Holdings Co Ltd	2,405
55,000		Mercian Corp	107
25,400		Mikuni Coca-Cola Bottling Co Ltd	206
128,000		Mitsui Sugar Co Ltd	434
620,750		Molson Coors Brewing Co (Class B)	26,276
163,000	e	Morinaga & Co Ltd	337
362,000		Morinaga Milk Industry Co Ltd	1,390
15,000	*	Nagatanien Co Ltd	136
72,753	*,e	National Beverage Corp	775
7,405,425		Nestle S.A.	278,892
445,000		Nichirei Corp	1,751
99,000	e	Nippon Beet Sugar Manufacturing Co Ltd	242
165,000	e	Nippon Flour Mills Co Ltd	795
125,853	e	Nippon Meat Packers, Inc	1,593
168,000	e	Nisshin Oillio Group Ltd	874
444,095		Nisshin Seifun Group, Inc	5,301
50,421	e	Nissin Food Products Co Ltd	1,528
184,000	e	NOF Corp	743
455,035		Northern Foods plc	389
43,000		Nosan Corp	109
35,203		Nutreco Holding NV	1,372
699,000	*	Oceanus Group Ltd	142
1,071,758		Olam International Ltd	1,798
110,639	*	Omega Protein Corp	449
91,602	*	Overhill Farms, Inc	483
4,993,507		Parmalat S.p.A.	12,042
59,727	*,e	Peet's Coffee & Tea, Inc	1,505
1,021,928		Pepsi Bottling Group, Inc	34,582
494,194		PepsiAmericas, Inc	13,249
8,867,335		PepsiCo, Inc	487,349
137,859		Perdigao S.A.	2,638
175,639	e	Pernod-Ricard S.A.	11,056
3,322,600	e	Petra Foods Ltd	1,881
1,947,633		Premier Foods plc	1,178
253,000	*	Prima Meat Packers Ltd	307
573,524		PT Astra Agro Lestari Tbk	947
5,878,400		PT Indofood Sukses Makmur Tbk	1,088
141,500	e	Q.P. Corp	1,475

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
164,991		Raisio plc (V Shares)	$451
497,613	*,e	Ralcorp Holdings, Inc	30,315
685,196		Remgro Ltd	6,585
25,593	e	Remy Cointreau S.A.	926
803,822	e	Reynolds American, Inc	31,044
56,367		Robert Wiseman Dairies PLC	350
1,647,013		SABMiller plc	33,464
127,969	e	Sanderson Farms, Inc	5,759
196,853	e	Sapporo Holdings Ltd	1,132
189,658		Saputo, Inc	3,957
2,964,959		Sara Lee Corp	28,938
16,064		Schouw & Co	278
30,211	*	Seneca Foods Corp	1,010
132,000		Showa Sangyo Co Ltd	385
12,241		Sipef S.A	586
349,726	*,e	Smart Balance, Inc	2,382
552,822	*,e	Smithfield Foods, Inc	7,723
323,000		Snow Brand Milk Products Co Ltd	996
29,600	e	SOS Cuetara S.A.	143
335,172	e	Suedzucker AG.	6,804
204,000		Super Coffeemix Manufacturing Ltd	67
590,750		Swire Pacific Ltd (Class A)	5,961
18,400	e	T Hasegawa Co Ltd	221
220,000	e	Takara Holdings, Inc	1,350
90,000	e	Takasago International Corp	489
519,576		Tate & Lyle plc	2,723
2,560,000		Tingyi Cayman Islands Holding Corp	4,221
119,637	e	Tootsie Roll Industries, Inc	2,715
565,310		Total Produce plc	246
493,505		Toyo Suisan Kaisha Ltd	10,179
180,408	*,e	TreeHouse Foods, Inc	5,190
952,048		Tyson Foods, Inc (Class A)	12,005
20,200	e	Unicharm Petcare Corp	605
3,874,019		Unilever plc	90,759
693,744	e	Unilever plc (ADR)	16,303
293,642		United Breweries Co, Inc	2,093
56,357		United Spirits Ltd	1,025
906,000		Vitasoy International Holdings Ltd	477
1,361		Vranken - Pommery Monopole	52
2,501,748	e	Wilmar International Ltd	8,671
79,862	e	Yakult Honsha Co Ltd	1,527
467,362	e	Yamazaki Baking Co Ltd	5,278
203,600		Yantai Changyu Pioneer Wine Co	1,257
22,500		Yonekyu Corp	234
		TOTAL FOOD AND KINDRED PRODUCTS	3,153,294

FOOD STORES - 0.67%
381,598		Alimentation Couche Tard, Inc	4,616
48,000		Arcs Co Ltd	687
6,762	e	Arden Group, Inc (Class A)	846
17,831	*	Caribou Coffee Co, Inc	114
738,992	e	Carrefour S.A.	31,536
14,900		Cawachi Ltd	284
960,524		Centros Comerciales Sudamericanos S.A.	2,513

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,340,300		China Resources Enterprise	$2,688
61,100	e	Circle K Sunkus Co Ltd	955
44,453		Colruyt S.A.	10,140
125,022		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,425
4,295,500		CP Seven Eleven PCL	2,156
6,700		CREATE SD HOLDINGS Co Ltd	131
185,272		Delhaize Group	13,031
56,118		Discount Investment Corp	1,022
142,297		Empire Co Ltd	5,175
78,606	e	FamilyMart Co Ltd	2,472
11,600	e	Fuji Co Ltd	209
72,125		George Weston Ltd	3,618
2,333,541	e	Goodman Fielder Ltd	2,454
181,626	*,e	Great Atlantic & Pacific Tea Co, Inc	772
6,822	e	Guyenne et Gascogne S.A.	592
44,152		Hakon Invest AB	412
25,200		Heiwado Co Ltd	307
66,958	e	Ingles Markets, Inc (Class A)	1,020
74,400	e	Izumi Co Ltd	922
59,000		Izumiya Co Ltd	344
4,822,318		J Sainsbury plc	24,832
854,819	e	Jeronimo Martins SGPS S.A.	5,826
38,700		Kasumi Co Ltd	171
10,211	e	Kesko Oyj (B Shares)	270
2,586,238		Koninklijke Ahold NV	29,692
4,648,247		Kroger Co	102,493
122,283		Lawson, Inc	5,382
161,006	e	Loblaw Cos Ltd	4,810
92,000	*,e	Maruetsu, Inc	478
493,000		Maruha Nichiro Holdings, Inc	742
24,500		Ministop Co Ltd	395
10,500		OZEKI Co Ltd	295
177,518	*,e	Panera Bread Co (Class A)	8,851
165,398	*	Pantry, Inc	2,746
398,561		Pick'n Pay Stores Ltd	1,706
529,600		President Chain Store Corp	1,357
242,971	e	Ruddick Corp	5,693
1,871,325	e	Safeway, Inc	38,118
1,659,881		Seven & I Holdings Co Ltd	39,112
609,697		Shoprite Holdings Ltd	4,349
979,541	e	Sonae SPGS S.A.	926
1,361,117	e	Supervalu, Inc	17,626
43,444	*	Susser Holdings Corp	486
3,200,000	*	Taiwan TEA Corp	1,770
15,732,018		Tesco plc	91,519
6,379		Valora Holding AG.	1,153
44,590		Village Super Market (Class A)	1,327
7,801,000	e	Want Want China Holdings Ltd	4,409
65,591	e	Weis Markets, Inc	2,199
424,281	*,e	Whole Foods Market, Inc	8,053
298,780	*,e	Winn-Dixie Stores, Inc	3,747
1,965,277		WM Morrison Supermarkets plc	7,647
1,245,208		Woolworths Ltd	26,449
6,000	e	Yaoko Co Ltd	180

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL FOOD STORES	$536,250

FORESTRY - 0.06%
197,748	b,e	Great Southern Ltd	19
1,034	*	Gunns Ltd	51
634,509		Rayonier, Inc	23,064
919,776	e	Weyerhaeuser Co	27,989
		TOTAL FORESTRY	51,123

FURNITURE AND FIXTURES - 0.08%
45,029	*	Astronics Corp	468
16,946		Beter BED Holding NV	206
25,100		Cleanup Corp	130
37,096		Dorel Industries, Inc (Class B)	857
130,677	e	Ethan Allen Interiors, Inc	1,354
33,809	*,e	Faurecia	305
103,000	e	France Bed Holdings Co Ltd	156
213,367	e	Furniture Brands International, Inc	647
269,964		Herman Miller, Inc	4,141
308,619	e	Hill-Rom Holdings, Inc	5,006
233,547	e	HNI Corp	4,218
51,561	e	Hooker Furniture Corp	592
41,900		Itoki Corp	119
188,642		Kimball International, Inc (Class B)	1,177
434,088	*,e	Kinetic Concepts, Inc	11,829
305,790	e	La-Z-Boy, Inc	1,443
605,215	e	Leggett & Platt, Inc	9,217
1,168,213	e	Masco Corp	11,191
6,806		Mecalux S.A.	92
59,000		Okamura Corp	352
13,600	e	Paramount Bed Co Ltd	199
27,800		Recticel S.A.	122
207,621	*,e	Sealy Corp	407
44,919	*	Stanley Furniture Co, Inc	485
394,375	e	Steelcase, Inc (Class A)	2,295
460,493	e	Tempur-Pedic International, Inc	6,019
82,000	*	Uchida Yoko Co Ltd	278
		TOTAL FURNITURE AND FIXTURES	63,305

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
1,044,104	*,e	Bed Bath & Beyond, Inc	32,105
2,463,473	e	Best Buy Co, Inc	82,501
39,000		Best Denki Co Ltd	170
34,743	e	Carpetright plc	321
1,004,000	*,b,e	Circuit City Stores, Inc	15
4,433,242		DSG International PLC	1,678
60,249		Dunelm Group plc	219
89,800	e	EDION Corp	584
2,232,691	*,e	GameStop Corp (Class A)	49,141
101,067	e	Grupo Elektra S.A. de CV	4,594
87,403	e	GUD Holdings Ltd	452
813,067	e	Harvey Norman Holdings Ltd	2,162
94,611	e	Haverty Furniture Cos, Inc	866
60,522	*,e	hhgregg, Inc	918

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
22,000	*	Hoshizaki Electric Co Ltd	$248
166,800	e	JB Hi-Fi Ltd	2,070
433,388		Kesa Electricals plc	791
243,178		Knoll, Inc	1,843
30,300	e	Kohnan Shoji Co Ltd	300
18,400	e	Kojima Co Ltd	92
34,800	e	Komeri Co Ltd	771
58,400	e	K's Holdings Corp	1,516
184,058	e	Nitori Co Ltd	13,069
524,750	*,e	Pier 1 Imports, Inc	1,044
40,406		Poltrona Frau S.p.A.	46
1,056,558		RadioShack Corp	14,749
32,182	*,e	Rex Stores Corp	324
42,400	e	Shimachu Co Ltd	893
1,566,196		Steinhoff International Holdings Ltd	2,722
174,527	*	Tuesday Morning Corp	588
305,667	e	Williams-Sonoma, Inc	3,628
137,818		Yamada Denki Co Ltd	8,054
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	228,474

GENERAL BUILDING CONTRACTORS - 0.53%
25,105		Ackermans & Van Haaren	1,660
130,874	e	ACS Actividades Cons y Servicios S.A.	6,619
4,713,333		AMEC plc	50,636
9,136	*,e	Amrep Corp	101
157,000		ASK Planning Center, Inc	213
336,016		Asunaro Aoki Construction Co Ltd	1,625
31,546	*,e	Avatar Holdings, Inc	573
603,508		Aveng Ltd	2,739
3,171,733		Balfour Beatty plc	16,124
430,790	*,e	Barratt Developments plc	1,045
213,701	*,e	Beazer Homes USA, Inc	391
128,394	e	Bellway plc	1,287
114,809		Berkeley Group Holdings plc	1,519
16,959	*	Bird Construction, Income Fund	364
104,233		Bovis Homes Group plc	635
52,668	e	Brookfield Homes Corp	211
542,501		Carillion plc	2,251
35,986	*,e	Cavco Industries, Inc	912
1,140,494	e	Centex Corp	9,649
664,400		Century City International	33
753,791	e	Cheung Kong Infrastructure Holdings Ltd	2,646
5,123,080	e	China Overseas Land & Investment Ltd	11,899
186,000	e	Daikyo, Inc	321
172,029		Daito Trust Construction Co Ltd	8,143
704,645		Daiwa House Industry Co Ltd	7,607
506,735		DLF Ltd	3,288
1,685,447	e	DR Horton, Inc	15,776
33,901	e	Eiffage S.A.	1,974
275,000		Farglory Land Development Co Ltd	666
1,181,123		Fletcher Building Ltd	5,014
122,000	e	Fujitec Co Ltd	579
359,772		Galliford Try PLC	286
1,292,803	e	Haseko Corp	1,342

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
161,452		Hellenic Technodomiki Tev S.A.	$1,207
88,693		Hochtief AG.	4,467
268,199	*,e	Hovnanian Enterprises, Inc (Class A)	633
1,001,350		IJM Corp BHD	1,652
371,314	e	Impregilo S.p.A.	1,291
173,963	e	Interserve plc	502
32,021		J&P-Avax SA	155
131,124	e	JM AB	905
1,296,868	e	Kajima Corp	4,052
326,624	e	KB Home	4,468
28,703	e	Kier Group plc	434
113,284		Koninklijke BAM Groep NV	919
9,048		Lemminkainen Oyj	241
324,881	e	Lend Lease Corp Ltd	1,835
591,558	e	Lennar Corp (Class A)	5,732
313,111	*,e	Leopalace21 Corp	2,802
103,671	*,e	M/I Homes, Inc	1,015
211,000	e	Maeda Corp	804
3,213		Maisons France Confort	90
121,872		McGrath RentCorp	2,323
587,244	e	MDC Holdings, Inc	17,682
63,750		Mears Group PLC	238
178,073	*,e	Meritage Homes Corp	3,358
46,133		Michaniki S.A.	112
37,896		Michaniki S.A. (Preference)	77
34,000		Mitsui Home Co Ltd	200
118,206		Mota Engil SGPS S.A.	536
121,083		MRV Engenharia e Participacoes S.A.	1,678
53,446	e	NCC AB (B Shares)	464
140,427	*,e	NVR, Inc	70,548
514,723		Obayashi Corp	2,527
1,355,000	*	Pacific Century Premium Developments Ltd	318
379,000		Paliburg Holdings Ltd	63
145,000		PanaHome Corp	885
10,125	*	PBG S.A.	750
194,704		Peab AB (Series B)	800
264,000		Penta-Ocean Construction Co Ltd	384
153,461	*,e	Perini Corp	2,664
334,101	e	Persimmon plc	1,924
1,602,426	e	Pulte Homes, Inc	14,149
697,815	*	Puravankara Projects Ltd	1,259
137,848	e	Redrow plc	446
10,781	e	Renta Corp Real Estate S.A.	32
154,468		ROK plc	139
134,925		Ruukki Group Oyj	407
246,820	e	Ryland Group, Inc	4,137
6,258	e	Sacyr Vallehermoso S.A.	87
1,414,699		Sekisui Chemical Co Ltd	8,899
1,021,381		Sekisui House Ltd	10,390
441,203	e	Shimizu Corp	1,924
27,128		Sjaelso Gruppen	118
333,126	e	Skanska AB (B Shares)	3,724
140,139		Sobha Developers Ltd	610

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
12,670		SRV Group plc	$74
522,932	*,e	Standard-Pacific Corp	1,062
147,300	e	Sumitomo Forestry Co Ltd	1,246
459,847	e	Sunland Group Ltd	246
842,251	e	Taisei Corp	2,037
140,493	e	Takamatsu Corp	2,112
1,042,658	*	Talaat Moustafa Group	975
2,991,379	*	Taylor Woodrow plc	1,649
92,425	*,e	Team, Inc	1,448
159,832		Tekfen Holding AS	367
28,256		Terna Energy S.A.	179
264,000	e	Toda Corp	1,080
13,870		Token Corp	449
65,690		Tokyu Construction Co Ltd	199
622,993	*,e	Toll Brothers, Inc	10,572
539,782	*,e	Urbi Desarrollos Urbanos S.A. de C.V	821
126,300	e	Veidekke ASA	621
901,141	e	Vinci S.A.	40,434
217,070	e	Walter Industries, Inc	7,867
23,000	*,e	Yahagi Construction Co Ltd	147
130,808	e	YIT Oyj	1,358
2,456,813		YTL Corp BHD	4,858
		TOTAL GENERAL BUILDING CONTRACTORS	424,985

GENERAL MERCHANDISE STORES - 1.59%
233,060	*,e	99 Cents Only Stores	3,165
472,347	e	Aeon Co Ltd	4,683
30,700		Arc Land Sakamoto Co Ltd	312
498,005	*,e	Big Lots, Inc	10,473
782,057	*,e	BJ's Wholesale Club, Inc	25,206
273,103	e	Casey's General Stores, Inc	7,016
55,073	*,e	Conn's, Inc	688
1,590,807		Costco Wholesale Corp	72,700
86,650	*,e	Daiei, Inc	389
615,032		David Jones Ltd	2,255
346,733	e	Dillard's, Inc (Class A)	3,190
54,300	e	Don Quijote Co Ltd	1,044
13,681		Dufry Group	523
864,452	e	Family Dollar Stores, Inc	24,464
2,616,700		Far Eastern Department Stores Co Ltd	2,572
238,335		Fred's, Inc (Class A)	3,003
676,000	e	Golden Eagle Retail Group Ltd	785
102,000	e	Hankyu Department Stores, Inc	581
32,217		Hyundai Department Store Co Ltd	2,266
359,879	e	Isetan Mitsukoshi Holdings Ltd	3,676
363,111	e	J Front Retailing Co Ltd	1,738
62,700	e	Japan Airport Terminal Co Ltd	763
930,964		JC Penney Co, Inc	26,728
3,649		Jelmoli Holding AG.	1,323
68,000	e	Joshin Denki Co Ltd	498
446,302	e	Keio Corp	2,599
1,425,358	e	Kintetsu Corp	6,288
412,000		Lifestyle International Holdings Ltd	572
367,600		Lojas Americanas S.A.	1,722

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,190,681	e	Macy's, Inc	$25,762
1,755,934		Marks & Spencer Group plc	8,840
193,510	e	Marui Co Ltd	1,366
25,200	e	Matsuya Co Ltd	303
312,000		Metro Holdings Ltd	118
94,560	e	Mothercare plc	747
1,353,000		New World Department Store China Ltd	1,021
565,402	e	Next plc	13,665
72,939		North West Co Fund	944
516,921	e	Odakyu Electric Railway Co Ltd	4,432
216,682		Pantaloon Retail India Ltd	1,390
119,791	e	PPR	9,773
37,709	e	Rallye S.A.	998
18,905		Reject Shop Ltd	179
151,181	*,e	Retail Ventures, Inc	330
22,300	e	Ryohin Keikaku Co Ltd	942
318,188		SACI Falabella	1,253
668,217	*,e	Saks, Inc	2,960
35,125	*,e	Sears Canada, Inc	587
174,972	*,e	Sears Holdings Corp	11,639
26,825		Shinsegae Co Ltd	10,634
475,621		SM Investments Corp	3,014
148,399	*,e	Stein Mart, Inc	1,315
25,718		Stockmann Oyj Abp (B Share)	546
242,586	e	Takashimaya Co Ltd	1,916
3,958,391		Target Corp	156,237
3,738,164		TJX Companies, Inc	117,602
621,407	e	Tobu Railway Co Ltd	3,657
1,957,968		Tokyu Corp	9,898
237,263		UNY Co Ltd	2,032
3,730,358	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	11,037
13,815,877		Wal-Mart Stores, Inc	669,240
133,450		Warehouse Group Ltd	324
		TOTAL GENERAL MERCHANDISE STORES	1,285,923

HEALTH SERVICES - 1.00%
127,804	*,e	Alliance Imaging, Inc	937
213,529	*	Allied Healthcare International, Inc	463
33,884	*,e	Almost Family, Inc	885
136,604	*,e	Amedisys, Inc	4,511
47,594	*	America Service Group, Inc	765
68,692	*	American Dental Partners, Inc	623
1,486,949	e	AmerisourceBergen Corp	26,378
168,718	*	Amsurg Corp	3,617
55,638	*,e	Assisted Living Concepts, Inc (A Shares)	810
326,068		Assura Group Ltd	172
74,403		Athens Medical Center S.A.	172
2,534,100		Bangkok Dusit Medical Service PCL	1,688
13,624	e	BioMerieux	1,194
57,773	*,e	Bio-Reference Labs, Inc	1,826
25,500		BML, Inc	566
143,858	e	Brookdale Senior Living, Inc	1,401
45,385	*,e	China Sky One Medical, Inc	612
7,085		Clinica Baviera S.A.	73

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
50,817		CML Healthcare Income Fund	$554
294,830	*	Community Health Systems, Inc	7,444
164,981	*	Continucare Corp	384
16,542	*	Corp Dermoestetica	99
43,642	*	Corvel Corp	994
326,446	*,e	Covance, Inc	16,061
1,595,889	*	Coventry Health Care, Inc	29,859
177,407	*,e	Cross Country Healthcare, Inc	1,219
276,154	*	Crucell NV	6,642
207,558	*	CryoLife, Inc	1,150
508,734	*	DaVita, Inc	25,162
90,088		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	303
349,400	*,e	Edwards Lifesciences Corp	23,770
147,763	*	eHealth, Inc	2,609
101,240	*,e	Emeritus Corp	1,337
45,986	e	Ensign Group, Inc	654
160,393	*,e	Enzo Biochem, Inc	711
1,374,920	*	Express Scripts, Inc	94,526
43,111		Extendicare Real Estate Investment Trust	232
1,370,760	e	Fraser and Neave Ltd	3,672
260,108	e	Fresenius Medical Care AG.	11,636
78,364	*,e	Genomic Health, Inc	1,358
84,970	*,e	Genoptix, Inc	2,718
213,936	*,e	Gentiva Health Services, Inc	3,521
134,974	*	Health Grades, Inc	528
774,175	*	Health Management Associates, Inc (Class A)	3,824
365,657	e	Healthscope Ltd	1,296
2,628,547	*	Healthsouth Corp	37,956
224,841	*,e	Healthways, Inc	3,024
411,328	*	Immunomedics, Inc	1,045
88,544	*	IPC The Hospitalist Co, Inc	2,363
380,824		Japan Care Service Corp	791
1,990	*	Japan Longlife Co Ltd	444
214,909	*	Kindred Healthcare, Inc	2,658
83,545		Laboratorios Almirall S.A.	926
628,608	*,e	Laboratory Corp of America Holdings	42,613
80,857	*	LCA-Vision, Inc	341
124,203	*,e	LHC Group, Inc	2,759
69,162	*,e	Life Sciences Research, Inc	496
171,182	*,e	LifePoint Hospitals, Inc	4,494
437,089	*,e	Lincare Holdings, Inc	10,280
7,312	*	LVL Medical Groupe S.A.	140
204,941	*	Magellan Health Services, Inc	6,726
3,728,929		McKesson Corp	164,074
103,500	*	MDS, Inc	544
88,264	*	Medcath Corp	1,038
2,787,677	*	Medco Health Solutions, Inc	127,146
32,000		Medical Facilities Corp	227
41,084	e	National Healthcare Corp	1,559
511,268	*,e	Nektar Therapeutics	3,313
1,976,601		Network Healthcare Holdings Ltd	2,486
147,059	*,e	Nighthawk Radiology Holdings, Inc	544
99,556	*	NovaMed, Inc	393
177,730	*	Odyssey HealthCare, Inc	1,827

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
446,806	e	Omnicare, Inc	$11,510
16,324	*	Orpea	719
3,096	*	Osteotech, Inc	14
852,770	e	Parkway Holdings Ltd	983
175,756	*,e	Pediatrix Medical Group, Inc	7,405
332,638		Pharmaceutical Product Development, Inc	7,724
110,029	*,f	Pharmstandard (GDR)	1,661
9,713	*	Prim S.A.	87
396,444	e	Primary Health Care Ltd	1,677
283,710	*,e	Psychiatric Solutions, Inc	6,452
489,732	e	Quest Diagnostics, Inc	27,636
315,000		Raffles Medical Group Ltd	207
287,419		Ramsay Health Care Ltd	2,673
102,770	*	RehabCare Group, Inc	2,459
92,736	e	Rhoen Klinikum AG.	2,048
102,291	*,e	Skilled Healthcare Group, Inc (Class A)	767
504,622	e	Sonic Healthcare Ltd	5,010
249,164	*	Sun Healthcare Group, Inc	2,103
257,944	*,e	Sunrise Senior Living, Inc	426
76,854	e	Synergy Healthcare plc	640
1,491,883	*,e	Tenet Healthcare Corp	4,207
219,998		Universal Health Services, Inc (Class B)	10,747
72,305	*	US Physical Therapy, Inc	1,066
38,986	*,e	Virtual Radiologic Corp	352
		TOTAL HEALTH SERVICES	807,736

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
35,072	e	Abengoa S.A.	776
206,742	e	Abertis Infraestructuras S.A.	3,888
47,168	e	Acciona S.A.	5,796
72,855		Aecon Group, Inc	723
74,158		Astaldi S.p.A.	510
27,524		Athens Water Supply & Sewage Co S.A.	267
152,682	e	Boskalis Westminster	3,461
219,167	e	Bouygues S.A.	8,241
50,530	*	Broadwind Energy, Inc	572
153,000	e	Chiyoda Corp	1,242
13,843		Compagnie d'Entreprises CFE	553
96,424	*,e	Comverge, Inc	1,167
2,013,045		ConnectEast Group	495
459,550		Costain Group PLC	191
41,502		Daelim Industrial Co	2,013
7,545	e	Fomento de Construcciones y Contratas S.A.	309
6,841	*	Foster Wheeler AG.	162
1,761,100		Gamuda BHD	1,388
82,931		GEK Group of Cos S.A.	600
333,221		Giken Seisakusho Co, Inc	1,660
191,928	e	Granite Construction, Inc	6,387
225,799	e	Great Lakes Dredge & Dock Corp	1,079
9,507	e	Grupo Ferrovial S.A.	305
43,959		GS Engineering & Construction Corp	2,553
264,000		Guangzhou Investment Co Ltd	59
65,000	e	Hitachi Plant Technologies Ltd	325
311,000	e	Hyflux Ltd	472

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
74,026		Hyundai Engineering & Construction Co Ltd	$3,103
1,502,000		Jiangsu Express	1,103
59,834	*	LB Foster Co (Class A)	1,799
92,000	e	Maeda Road Construction Co Ltd	942
180,984	*	Matrix Service Co	2,078
350,900		Murray & Roberts Holdings Ltd	2,275
84,819	*	MYR Group, Inc	1,715
89,000		Nippo Corp	828
267,000	e	Nishimatsu Construction Co Ltd	416
48,006	e	Obrascon Huarte Lain S.A.	949
161,000	e	Okumura Corp	628
95,261		Orascom Construction Industries	3,252
103,116	*	Orion Marine Group, Inc	1,959
2,404,355		Saipem S.p.A.	58,488
18,800	e	SHO-BOND Holdings Co Ltd	357
67,368	*,e	Sterling Construction Co, Inc	1,028
43,000		Taihei Dengyo Kaisha Ltd	444
61,000	e	Takuma Co Ltd	140
36,314	e	Tecnicas Reunidas S.A.	1,713
180,908		Teixeira Duarte - Engenharia Construcoes S.A.	242
34,760	*	TK Development	174
283,000		Toa Corp/Tokyo	417
131,807		Tognum AG.	1,731
21,000	*	Tokyo Energy & Systems, Inc	183
45,000	e	Toshiba Plant Systems & Services Corp	511
195,000		Toyo Construction Co Ltd	132
1,039,814	e	Transurban Group	3,502
35,000	*	Yokogawa Bridge Holdings Corp	292
2,340,019		Zhejiang Expressway Co Ltd	1,857
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	137,452

HOLDING AND OTHER INVESTMENT OFFICES - 2.08%
1,025,908	e	3i Group plc	4,085
454,171		3i Infrastructure Ltd	686
548,835	e	Aberdeen Asset Management plc	1,120
232,433		Acadia Realty Trust	3,033
88		Advance Residence Investment Corp	304
169,556	*,e	Affiliated Managers Group, Inc	9,866
220,563	*	Afirma Grupo Inmobiliario S.A.	96
44,838		Agree Realty Corp	822
9,968	e	Alexander's, Inc	2,687
166,858	e	Alexandria Real Estate Equities, Inc	5,972
20,182,600	e	Allco Commercial Real Estate Investment Trust	3,344
1,007,640	e	Allied Capital Corp	3,507
13,217		Allied Properties Real Estate Investment Trust	168
601,530	e	AMB Property Corp	11,315
313,569	e	American Campus Communities, Inc	6,955
58,810	e	American Capital Agency Corp	1,351
106,238	*,e	Ampal American Israel (Class A)	259
2,882,895		Annaly Mortgage Management, Inc	43,646
434,944	e	Anthracite Capital, Inc	270
589,119		Anworth Mortgage Asset Corp	4,248
914,733	e	Apartment Investment & Management Co (Class A)	8,095

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
133,678		ARC Energy Trust	$2,047
13,051		Artis Real Estate Investment Trust	90
591,837		Ascendas Real Estate Investment Trust	650
289,000		Ascott Residence Trust	136
368,872	e	Ashford Hospitality Trust, Inc	1,037
464,786		Ashmore Group plc	1,447
156,687	e	Associated Estates Realty Corp	934
471	*	Athris Holding AG.	373
607,918	e	Australian Infrastructure Fund	661
422,822	e	AvalonBay Communities, Inc	23,653
193,036		Ayala Corp	1,063
438,149		Babcock & Brown Japan Property Trust	131
1,128,483	e	Babcock & Brown Wind Partners	1,046
2,073		Bajaj Finserv Ltd	17
45,035	*	Bajaj Holdings and Investment Ltd	943
24,159	e	Befimmo SCA Sicafi	1,834
8,227		Bellevue Group AG.	303
558,887	e	BioMed Realty Trust, Inc	5,717
54,259		Boardwalk Real Estate Investment Trust	1,525
744,504	e	Boston Properties, Inc	35,513
743,686		Brandywine Realty Trust	5,540
183,069	e	BRE Properties, Inc (Class A)	4,350
185,300	e	Brewin Dolphin Holdings PLC	399
342,000		Brightoil Petroleum Holdings Ltd	102
635,764		Brookfield Asset Management, Inc	10,877
239,074	*	BTG plc	571
307,200		Bunnings Warehouse Property Trust	403
38,175	*	Calloway Real Estate Investment trust	421
525,000	e	Cambridge Industrial Trust	127
373,629	e	Camden Property Trust	10,312
28,391		Canadian Apartment Properties REIT	326
32,856		Canadian Real Estate Investment Trust	695
53,772	*	Cape Bancorp, Inc	464
3,188,600	e	CapitaCommercial Trust	1,805
325,545	e	Capital Lease Funding, Inc	899
14,901	e	Capital Southwest Corp	1,078
511,000		CapitaRetail China Trust	377
381,382		Capstead Mortgage Corp	4,847
85,336	e	Care Investment Trust, Inc	444
765,750	e	CBL & Associates Properties, Inc	4,127
820,000		CDL Hospitality Trusts	470
218,425		Cedar Shopping Centers, Inc	987
1,539,415	e	CFS Gandel Retail Trust	2,047
318,435		Challenger Diversified Property Group	118
488,147		Charter Hall Group	205
42,540	e	Cherokee, Inc	843
1,227,927	e	China Merchants Holdings International Co Ltd	3,541
342,975	e	CI Financial Corp	5,644
32,469	*,e	Climate Exchange plc	458
10,972	e	Cofinimmo	1,278
128,814	e	Cogdell Spencer, Inc	553
269,679	e	Colonial Properties Trust	1,996
21,098	*	Cominar Real Estate Investment Trust	281

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,819,524	e	Commonwealth Property Office Fund	$1,886
4,493		Compagnie Financiere Tradition S.A.	475
133,129		Companhia de Concessoes Rodoviarias	2,135
30,284		Corp Financiera Alba	1,458
242,099		Corporate Office Properties Trust	7,101
208,658		Cousins Properties, Inc	1,774
1,819	e	DA Office Investment Corp	5,015
1,311,000		Dah Chong Hong Holdings Ltd	367
117,051	e	Danvers Bancorp, Inc	1,574
3,097,423	e	DB RREEF Trust	1,872
981,752	e	DCT Industrial Trust, Inc	4,006
11,193		Deutsche Beteiligungs AG.	192
911,670	e	Developers Diversified Realty Corp	4,449
621,825	e	DiamondRock Hospitality Co	3,893
325,729	e	Digital Realty Trust, Inc	11,677
96,966	e	Domino's Pizza UK & IRL plc	328
459,483	e	Douglas Emmett, Inc	4,131
1,412,896		Duke Realty Corp	12,391
55,203		Dynex Capital, Inc	453
25,424	*	East Capital Explorer AB	204
148,940		EastGroup Properties, Inc	4,918
23,501	*,e	Eco Business-Immobilien AG.	83
164,933	e	Education Realty Trust, Inc	708
1,116,000	m	Emperor International Holdings	138
201,964	e	Entertainment Properties Trust	4,160
56,298	*	EOS Russia AB	212
150,024	e	Equity Lifestyle Properties, Inc	5,578
169,165	e	Equity One, Inc	2,243
1,301,692	e	Equity Residential	28,937
119,378	e	Essex Property Trust, Inc	7,429
32,451	e	Eurazeo	1,348
482,055	e	Extra Space Storage, Inc	4,025
322,009	e	Federal Realty Investment Trust	16,590
381,032	e	FelCor Lodging Trust, Inc	937
1,510	*	First Hungary Fund	–	^
199,298	e	First Industrial Realty Trust, Inc	867
1,598,400	*,m	First NIS Regional Fund SICAV	16
150,650		First Potomac Realty Trust	1,469
26,631	e	Fonciere Des Regions	2,002
29,752	*	Formuepleje Safe AS	510
778,000		Fortune Real Estate Investment Trust	375
2,397,500	e	Fosun International	1,491
321,326	e	Franklin Street Properties Corp	4,258
169	*,e	Frontier Real Estate Investment Corp	1,082
125	*	Fukuoka REIT Corp	562
3,220,340		Genting BHD	5,176
387,766	*	Getin Holding S.A.	770
99,015	e	Getty Realty Corp	1,868
25,806	e	Gimv NV	1,288
108,815	e	Gladstone Capital Corp	819
43,930		Gladstone Commercial Corp	569
225,276	e	Glimcher Realty Trust	653
105	*	Global One Real Estate Investment Corp	765
10,936,600	e	GOME Electrical Appliances Holdings Ltd	2,724

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
858,051		Goodman Property Trust	$504
6,032,988		GPT Group	2,382
656,196	e	Gramercy Capital Corp	1,056
73,064		Groupe Bruxelles Lambert S.A.	5,340
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	–	^
233,045	*,e	Groupe Eurotunnel S.A.	1,321
86,194		GS Holdings Corp	2,023
8,793,103		Guinness Peat Group plc	3,858
300,000	*	Hafnia Holdings AS	–	^
124	e	Hankyu Reit, Inc	543
134,349	*,e	Harris & Harris Group, Inc	783
198,328	e	Hatteras Financial Corp	5,670
1,066,640	e	HCP, Inc	22,602
554,514		Health Care REIT, Inc	18,909
325,545	e	Healthcare Realty Trust, Inc	5,479
105,637		Heineken Holding NV	3,355
280,266	e	Hersha Hospitality Trust	695
394,866	e	Highwoods Properties, Inc	8,833
202,833	*,e	Hilltop Holdings, Inc	2,408
952,000		HKR International Ltd	393
186,953		Home Properties, Inc	6,375
377,978	e	Hospitality Properties Trust	4,494
3,661,150	e	Host Marriott Corp	30,717
1,399,292	e	HRPT Properties Trust	5,681
507,023	*,e	Immoeast AG.	1,273
108		Industrial & Infrastructure Fund Investment Corp	297
494,736		Infratil Ltd	555
1,208,417	e	ING Industrial Fund	239
370,607	e	Inland Real Estate Corp	2,594
201,100		Intek S.p.A.	80
7,695		Intervest Offices	202
2,781,980		Investimentos Itau S.A.	12,380
330,212		Investors Real Estate Trust	2,936
1,100,000	e	iShares MSCI Canada Index Fund	23,562
1,590,541	e	iShares MSCI EAFE Index Fund	72,862
350,000	*	ISHARES MSCI EMERGING MKT	11,281
100,000	e	iShares MSCI Hong Kong Index Fund	1,374
1,800,000	e	iShares MSCI Japan Index Fund	16,974
200,000		iShares MSCI Taiwan Index Fund	2,018
632,486	e	iShares Russell 2000 Index Fund	32,231
590,388	*,e	iStar Financial, Inc	1,677
134,818	e	Jafco Co Ltd	4,548
373	e	Japan Excellent, Inc	1,584
160	*,e	Japan Logistics Fund Inc	1,070
2,629	e	Japan Prime Realty Investment Corp	5,704
1,135	e	Japan Real Estate Investment Corp	9,437
728	*	Japan Retail Fund Investment Corp	3,370
650		Joint Reit Investment Corp	1,471
56,388	e	KBC Ancora	578
1,544	*	Kenedix Realty Investment Corp	5,353
223,166	e	Kilroy Realty Corp	4,584
2,442,471	e	Kimco Realty Corp	24,547
219,260		Kite Realty Group Trust	640
768,234		Kiwi Income Property Trust	446

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
231,000		K-REIT Asia	$155
1,207,000		KWG Property Holding Ltd	869
308,420	e	LaSalle Hotel Properties	3,806
523,084	e	Lexington Corporate Properties Trust	1,778
156,176		LG Corp	7,466
364,420		Liberty Property Trust	8,396
909,000		Lippo-Mapletree Indonesia Retail Trust	223
129,722	e	LTC Properties, Inc	2,653
323,308	e	Macerich Co	5,693
464,239		Mack-Cali Realty Corp	10,585
1,363,031	e	Macquarie CountryWide Trust	599
3,337,853	e	Macquarie Infrastructure Group	3,846
311,983	e	Macquarie Leisure Trust Group	356
928,000	e	Macquarie MEAG Prime REIT	407
299,366	e	Macquarie Media Group Ltd	318
5,125,361	e	Macquarie Office Trust	867
32,933	*	Main Street Capital Corp	451
2,439,000		Mapletree Logistics Trust	935
657,487		Marfin Investment Group S.A	2,822
20,617	*	Martifer SGPS S.A.	99
431,141	e	Medical Properties Trust, Inc	2,617
70,636	*	Meinl Airports International AG.	273
172,835	*,e	Meinl European Land Ltd	769
3,101,213	*,e	Melco International Development	1,705
6,978	*	METabolic EXplorer S.A.	58
1,239,556		MFA Mortgage Investments, Inc	8,578
230	e	MID Reit, Inc	514
177,850	e	Mid-America Apartment Communities, Inc	6,529
374,179	e	Mission West Properties, Inc	2,556
4,136		Mobimo Holding AG.	556
120,214	e	Monmouth Real Estate Investment Corp (Class A)	704
47,221		Morguard Real Estate Investment Trust	392
138		Mori Hills REIT Investment Corp	524
147		Mori Trust Sogo Reit, Inc	1,048
5,257		MPC Muenchmeyer Petersen Capital AG.	36
121,466	e	MVC Capital, Inc	1,028
135,787		National Health Investors, Inc	3,627
466,040		National Retail Properties, Inc	8,086
38,235		Nationale A Portefeuille	1,845
608,330	e	Nationwide Health Properties, Inc	15,658
135		Nippon Accommodations Fund, Inc	607
1,229	e	Nippon Building Fund, Inc	10,538
1,103	*,e	Nippon Commercial Investment Corp	2,123
1,335	e	Nippon Residential Investment Corp	3,300
635		Nomura Real Estate Office Fund, Inc	4,047
123		Nomura Real Estate Residential Fund, Inc	498
640,780		NOMURA TOPIX EXCHANGE TRADED FUND	6,359
12,069		Northern Property Real Estate Investment Trust	194
316,866	e	NorthStar Realty Finance Corp	897
533,000		NWS Holdings Ltd	964
460,982	e	Omega Healthcare Investors, Inc	7,154
10,920	*	Orascom Development Holding AG.	490
37,364		Oresund Investment AB	484

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
355	*,e	Orix JREIT, Inc	$1,629
2,447		OZ Holding AG.	57
625,000		Parkway Life Real Estate Investment Trust	399
131,436	e	Parkway Properties, Inc	1,709
18,046		Partners Group	1,751
198,279	e	Pennsylvania Real Estate Investment Trust	991
113,124	*	Pinetree Capital Limited	168
1,234,076	e	Plum Creek Timber Co, Inc	36,751
7,296,160		Polytec Asset Holdings Ltd	763
104,800		Porto Seguro S.A.	821
248,380	e	Post Properties, Inc	3,338
201,266	e	Potlatch Corp	4,889
1,113		Premier Investment Co	3,974
58,632		Premier Investments Ltd	261
26,316	e	Primaris Retail Real Estate Investment Trust	268
1,625,102	e	Prologis	13,098
20,000		ProLogis European Properties	76
231,095	e	Prospect Capital Corp	2,126
975,000		Prosperity REIT	133
114,414	e	PS Business Parks, Inc	5,542
598,323	e	Public Storage, Inc	39,178
439,392	e	RAIT Investment Trust	602
81,741	e	Ramco-Gershenson Properties	818
51,333	e	Rathbone Brothers	693
124,462		Ratos AB (B Shares)	2,517
337,492	e	Realty Income Corp	7,398
420,435	e	Redwood Trust, Inc	6,206
59,971,000		Regal Real Estate Investment Trust	8,667
387,703	e	Regency Centers Corp	13,535
620,654	*,e	Resolution Ltd	909
163,939	e	Resource Capital Corp	525
154,471		RioCan Real Estate Investment Trust	2,029
35,991		Saul Centers, Inc	1,064
12,594	e	SBI Holdings, Inc	2,574
397,372	e	Senior Housing Properties Trust	6,485
146,689	*	Shaftesbury plc	728
664,000		Shanghai Industrial Holdings Ltd	2,673
2,324,000		Shimao Property Holdings Ltd	4,516
484,944		Shinhan Financial Group Co Ltd	12,276
1,414,495	e	Simon Property Group, Inc	72,746
486,452	e	SL Green Realty Corp	11,159
12,929		Societe Fonciere Financiere et de Participations FFP	614
14,144	e	Societe Immobiliere de Location pour l'Industrie et le Commerce	1,247
82,466	*	Sonae Capital SGPS S.A.	78
124,602		Sovran Self Storage, Inc	3,065
2,673,802		SPDR Trust Series 1	245,775
59,823	*	SRS Labs, Inc	398
285,336	e	Strategic Hotels & Resorts, Inc	317
87,602	e	Sun Communities, Inc	1,207
1,220,000		Sunlight Real Estate Investment Trust	239
439,747	e	Sunstone Hotel Investors, Inc	2,353
2,059,000	e	Suntec Real Estate Investment Trust	1,223
218,294	e	Tanger Factory Outlet Centers, Inc	7,079
352,517	e	Taubman Centers, Inc	9,469

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
2,455,000	*	TM International BHD	$1,655
679	*,e	Tokyu REIT, Inc	3,679
867		Top REIT Inc	3,357
1,256	*	Transcontinental Realty Investors, Inc	15
599,557	e	UDR, Inc	6,193
46,105		UMH Properties, Inc	367
361		United Urban Investment Corp	1,551
59,600		Universal Health Realty Income Trust	1,879
72,337	*	Uranium Participation Corp	464
121,165		Urstadt Biddle Properties, Inc (Class A)	1,706
288,250		U-Store-It Trust	1,412
870,633	*,e	Vantage Drilling Co	1,524
25,874	e	Vastned Offices/Industrial	380
647,947	e	Ventas, Inc	19,348
2,378,719	e	Virgin Media, Inc	22,241
38,296	*	Virtus Investment Partners, Inc	563
826,757		Vornado Realty Trust	37,229
658,414		WABCO Holdings, Inc	11,654
98,045	*,e	Walter Investment Management Corp	1,302
312,205	e	Washington Real Estate Investment Trust	6,984
336,027		Weingarten Realty Investors	4,876
32,107	e	Wendel	1,036
3,715,600		Westfield Group	34,072
1,895,726		Wharf Holdings Ltd	8,035
53,514		Winthrop Realty Trust	478
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,674,961

HOTELS AND OTHER LODGING PLACES - 0.20%
841,387	e	Accor S.A.	33,350
138,611	e	Ameristar Casinos, Inc	2,638
3,717,300	e	Banyan Tree Holdings Ltd	1,514
121,408	*,e	Bluegreen Corp	306
180,841	e	Boyd Gaming Corp	1,537
90,525	e	Choice Hotels International, Inc	2,409
16,693	*	Club Mediterranee S.A.	249
1,019,854		Crown Ltd	5,974
58,000	e	Fujita Kanko, Inc	256
197,480	*,e	Gaylord Entertainment Co	2,510
412,399		Great Eagle Holdings Ltd	865
195,151	*,e	Great Wolf Resorts, Inc	398
42,089		Holidaybreak plc	194
316,631		Hongkong & Shanghai Hotels	318
196,000		Hotel Properties Ltd	219
450,000		Indian Hotels Co Ltd	620
36,838		Intercontinental Hotels Group plc	378
97,440	*,e	Isle of Capri Casinos, Inc	1,298
16,300		Kyoritsu Maintenance Co Ltd	273
1,479,393	*,e	Las Vegas Sands Corp	11,628
115,272		Marcus Corp	1,213
1,642,625	e	Marriott International, Inc (Class A)	36,253
914,314	*,e	MGM Mirage	5,842
130,195	e	Millennium & Copthorne Hotels plc	507
12,495,796		Minor International PCL	2,916

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
57,901	*,e	Monarch Casino & Resort, Inc	$423
121,099	*,e	Morgans Hotel Group Co	464
44,616	e	NH Hoteles S.A.	191
349,000	e	Nishi-Nippon Railroad Co Ltd	1,297
908,431	*,e	Orient-Express Hotels Ltd (Class A)	7,713
84,645	*,e	Outdoor Channel Holdings, Inc	499
8,212	e	Pierre & Vacances	570
64,289	*	Red Lion Hotels Corp	309
461,000		Regal Hotels International Holdings Ltd	121
24,500	e	Resorttrust, Inc	260
77,536		Rezidor Hotel Group AB	156
2,725,013	e	Shangri-La Asia Ltd	4,044
51,240		Sol Melia S.A.	302
781,000		Stamford Land Corp Ltd	170
621,697	e	Starwood Hotels & Resorts Worldwide, Inc	13,802
156,416		Thomas Cook Group plc	529
184,718	e	TUI Travel plc	704
232,399		United Overseas Land Ltd	529
162,927	*,e	Vail Resorts, Inc	4,370
563,903	e	Wyndham Worldwide Corp	6,835
209,609	e	Wynn Resorts Ltd	7,398
		TOTAL HOTELS AND OTHER LODGING PLACES	164,351

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.70%
135,878	*	3PAR, Inc	1,685
65,120	e	Aaon, Inc	1,297
2,599,905		Acer, Inc	4,525
307,172	e	Actuant Corp (Class A)	3,747
286,546		Advantech Co Ltd	406
1,126,718	*,e	AGCO Corp	32,754
50,300		Aichi Corp	235
51,700		Aida Engineering Ltd	169
102,967	e	Aixtron AG.	1,265
39,619		Alamo Group, Inc	400
394,958	e	Alfa Laval AB	3,768
331,145	*,e	Allis-Chalmers Energy, Inc	765
599,884	e	Alstom RGPT	35,391
182,109	*,e	Altra Holdings, Inc	1,364
252,986		Amada Co Ltd	1,573
65,500	e	Amano Corp	642
54,864		Ampco-Pittsburgh Corp	1,287
50,159		Andritz AG.	2,104
8,392,554		Applied Materials, Inc	92,066
36,169	*	Argan, Inc	511
44,000	e	Asahi Diamond Industrial Co Ltd	251
37,405	*	ASM International NV	546
331,948		ASM Pacific Technology	1,707
1,592,132	e	ASML Holding NV	34,419
99,253	*,e	Astec Industries, Inc	2,947
12,331	*	A-TEC Industries AG.	153
96,801	e	Atlas Copco AB (A Shares)	969
59,670	e	Atlas Copco AB (B Shares)	539
110,343	*,e	ATS Automation Tooling Systems, Inc	415

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
418		Belimo Holding AG.	$376
1,574,120		Benq Corp	585
10,620		Biesse S.p.A.	72
319,296	e	Black & Decker Corp	9,151
103,546	e	Black Box Corp	3,466
209,498	*,e	Blount International, Inc	1,804
43,521	*	Bolt Technology Corp	489
183,562	e	Bradken Ltd	638
2,232,071		Brambles Ltd	10,720
287,518	e	Briggs & Stratton Corp	3,835
3,600,107	*,e	Brocade Communications Systems, Inc	28,153
363,248	*	Brooks Automation, Inc	1,627
591,466		Brother Industries Ltd	5,256
6,134		Bucher Industries AG.	615
289,903	e	Bucyrus International, Inc (Class A)	8,280
3,124		Burckhardt Compression Holding AG.	404
7,682		BWT AG.	153
35,400		Canon Finetech, Inc	475
1,844,705		Canon, Inc	60,510
42,311	e	Cargotec Corp (B Shares)	726
690,799		Carlisle Cos, Inc	16,607
49,177	e	Cascade Corp	774
184,786	e	Casio Computer Co Ltd	1,655
2,175,449	e	Caterpillar, Inc	71,877
234,093		Charter International plc	1,668
387,000	*	Chicony Electronics Co Ltd	721
5,999	*	China Automotive Systems, Inc	33
2,319,500	*	China Railway Construction Corp	3,579
1,671,600	*	China Zhongwang Holdings Ltd	2,295
381,667	*	Cirrus Logic, Inc	1,718
254,773	e	Citizen Watch Co Ltd	1,309
48,700	e	CKD Corp	249
494,000		Clevo Co	620
116,330	*	Colfax Corp	898
144,690	*	Columbus McKinnon Corp	1,830
5,759,602		Compal Electronics, Inc	4,678
277,712	*	Cray, Inc	2,188
874,653		Cummins, Inc	30,797
258,209	e	Curtiss-Wright Corp	7,677
71,886	*	Customers Ltd	122
166,233	*,e	Cymer, Inc	4,942
112,000	e	Daifuku Co Ltd	799
22,000		Daihatsu Diesel Manufacturing Co Ltd	145
208,803	e	Daikin Industries Ltd	6,741
33,265	e	Danieli & Co S.p.A.	560
95,762		Danieli & Co S.p.A. (RSP)	881
15,355		Datalogic S.p.A.	84
1,600,613		Deere & Co	63,944
6,833,294	*,e	Dell, Inc	93,821
1,697,024		Delta Electronics, Inc	3,853
52,059	e	Deutz AG.	242
232,484		Diebold, Inc	6,128
20,200	e	Disco Corp	860
246,443	e	Donaldson Co, Inc	8,537

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
185,600		Dongfang Electric Co Ltd	$663
83,490		Doosan Infracore Co Ltd	927
1,656,129		Dover Corp	54,801
592,980	*	Dresser-Rand Group, Inc	15,477
150,139	*	Dril-Quip, Inc	5,720
16,088		Duerr AG.	258
19,000	e	Eagle Industry Co Ltd	80
518,000	e	Ebara Corp	1,791
411,358	e	Electrolux AB (Series B)	5,745
10,631,988	*	EMC Corp	139,279
411,532	*,e	Emulex Corp	4,025
240,123	*,e	Ener1, Inc	1,311
58,843		Enerflex Systems, Income Fund	519
139,331	*,e	ENGlobal Corp	686
120,395	*,e	EnPro Industries, Inc	2,168
826,303	*	Entegris, Inc	2,248
3,941		Envitec Biogas AG.	86
26,007	*	Eurotech S.p.A.	109
1,462		Exel Industries	54
508,022	*,e	Extreme Networks, Inc	1,016
215,191	e	Fanuc Ltd	17,334
150,561		Fenner PLC	235
15,000	e	Ferrotec	167
87,693	*,e	Flanders Corp	536
186,244	*,e	Flow International Corp	438
268,316		Flowserve Corp	18,731
672,740	*,e	FMC Technologies, Inc	25,282
96,079	*,e	Fuel Tech, Inc	932
31,600		Fuji Machine Manufacturing Co Ltd	382
641,218		FUJIFILM Holdings Corp	20,368
15,200	e	Fujimi, Inc	247
233,000		Furukawa Co Ltd	297
539,144	*	Gardner Denver, Inc	13,570
1,933,539		GEA Group AG.	29,267
2,604	*	Gesco AG.	133
65,615	e	Gildemeister AG.	633
52,100	e	Glory Ltd	1,036
399,086	*	GMR Infrastructure Ltd	1,182
67,564	e	Gorman-Rupp Co	1,363
193,974	e	Graco, Inc	4,271
63,756	e	Graham Corp	848
895		Gurit Holding AG.	412
34,134		Hanjin Heavy Industries & Construction Co Ltd	890
59,761	*,e	Harbin Electric, Inc	935
928,000		Harbin Power Equipment	875
30	e	Harmonic Drive Systems, Inc	70
53,787	e	Heidelberger Druckmaschinen	300
16,337,506		Hewlett-Packard Co	631,445
373,872	e	Hitachi Construction Machinery Co Ltd	6,113
62,600	e	Hitachi Koki Co Ltd	551
61,000	e	Hitachi Kokusai Electric, Inc	405
882,000	*	Hitachi Zosen Corp	1,190
12,130		Homag Group AG.	133

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
64,000		Hosokawa Micron Corp	$282
37,611	*,e	Hurco Cos, Inc	588
346,890	e	Husqvarna AB (B Shares)	1,889
255,797	e	IDEX Corp	6,285
468,471		IMI PLC	2,403
142,963	*	Immersion Corp	706
11,634		Industria Macchine Automatiche S.p.A.	204
26,685	e	Ingenico	509
386,012	*	Ingersoll-Rand PLC	8,068
345,568	*,e	Intermec, Inc	4,458
7,358,459		International Business Machines Corp	768,369
4,025,748	e	International Game Technology	64,009
46,345		Interpump Group S.p.A.	224
639		Interroll Holding AG.	147
105,620	*,e	Intevac, Inc	920
5,145,028		Inventec Co Ltd	2,972
160,000	*,e	Iseki & Co Ltd	651
4,569,092	*,e	Ishikawajima-Harima Heavy Industries Co Ltd	7,921
125,319	*,e	Isilon Systems, Inc	531
90,492	e	Itochu Techno-Science Corp	2,696
1,479,016		ITT Industries, Inc	65,816
1,427,755		Jabil Circuit, Inc	10,594
872,291	e	Japan Steel Works Ltd	10,793
162,580	e	John Bean Technologies Corp	2,036
2,971,763	e	Johnson Controls, Inc	64,547
1,304,749	e	Joy Global, Inc	46,606
80,959		JSW Steel Ltd	1,039
106,000	e	Juki Corp	142
13,783		Jungheinrich AG.	182
75,453	*	Kadant, Inc	852
939,000		Kato Works Co Ltd	2,349
153,000	*,e	Kayaba Industry Co Ltd	345
184,733	e	Kaydon Corp	6,015
90,343	e	KCI Konecranes Oyj	2,123
38,700	*,e	Keihin Corp	509
232,430		Kennametal, Inc	4,458
7,903		Kerself S.p.A	97
12,058		Koenig & Bauer AG.	150
1,631,973	e	Komatsu Ltd	25,275
2,697	e	Komax Holding AG	139
80,500	e	Komori Corp	965
208,748		Kone Oyj (Class B)	6,393
1,670,821		Konica Minolta Holdings, Inc	17,483
296,474	e	Krones AG.	11,284
102,000		KS Energy Services Ltd	83
983,808	e	Kubota Corp	8,139
18,332	e	KUKA AG.	284
397,611	*,e	Kulicke & Soffa Industries, Inc	1,364
153,923		Kumba Iron Ore Ltd	3,613
83,475	e	Kurita Water Industries Ltd	2,704
388,721	*	Lam Research Corp	10,107
299,995		Larsen & Toubro Ltd	9,818
228,511	e	Lennox International, Inc	7,337

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
4,786,000		Lenovo Group Ltd	$1,797
244,753	*,e	Lexmark International, Inc (Class A)	3,879
61,557	e	Lindsay Manufacturing Co	2,038
2,214,816		Lite-On Technology Corp	1,924
24,035	*,e	Logitech International S.A.	333
78,914		Lufkin Industries, Inc	3,318
89,000	e	Makino Milling Machine Co Ltd	291
179,567		Makita Corp	4,352
10,913		Manitou BF S.A.	130
425,541	e	Manitowoc Co, Inc	2,238
12,200	e	Mars Engineering Corp	351
35,000		Max Co Ltd	388
14,600		Melco Holdings, Inc	182
441,131		Melrose plc	668
84,902	e	Met-Pro Corp	919
75,403		Micron Machinery Co Ltd	798
388,326	*	Micros Systems, Inc	9,832
832,000	*	Micro-Star International Co Ltd	521
82,021	*,e	Middleby Corp	3,602
130	*	MidgardXXI, Inc	–	^
1,057,622		Mitac International	422
4,190,063	e	Mitsubishi Heavy Industries Ltd	17,398
142,000	e	Mitsubishi Kakoki Kaisha Ltd	380
185,745	e	Modine Manufacturing Co	892
76,600	e	Mori Seiki Co Ltd	799
35,026		Nacco Industries, Inc (Class A)	1,006
257,000	e	Nachi-Fujikoshi Corp	528
105,676	*,e	NATCO Group, Inc (Class A)	3,479
61,462	*,e	Natural Gas Services Group, Inc	817
319,508	*,e	Netezza Corp	2,658
202,041	*,e	Netgear, Inc	2,911
41,000		Nidec Sankyo Corp	194
69,000	*,e	Nippon Thompson Co Ltd	361
17,100		Nitto Kohki Co Ltd	342
25,914	*,e	Nordex AG.	406
175,683	e	Nordson Corp	6,792
23,700	e	Noritz Corp	267
2,456,941		Northrop Grumman Corp	112,233
293,638	*,e	NTN Corp	1,180
4,873	*,e	OC Oerlikon Corp AG.	272
139,467	e	OCE NV	747
229,067	*	Oil States International, Inc	5,546
28,000		Oiles Corp	422
795,000	*	Oki Electric Industry Co Ltd	842
200,000		Okuma Holdings, Inc	945
4,074	e	Omega Flex, Inc	62
5,805		ONA S.A.	1,074
29,000		Organo Corp	239
70,600	e	OSG Corp	600
60,533		Outotec Oyj	1,435
10,773	e	Palfinger AG.	161
366,557		Pall Corp	9,736
1,817,712	e	Palm, Inc	30,119
38,824	*	PAR Technology Corp	248

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
68,856		Pason Systems, Inc	$555
9,505		Pfeiffer Vacuum Technology AG.	696
12,226	e	Pinguely-Haulotte	85
953,503	e	Pitney Bowes, Inc	20,910
71,975	*,e	PMFG, Inc	634
44,057		Primoris Services Corp	327
1,219,998		PTT Aromatics & Refining PCL	648
1,141,890	*	Quantum Corp	948
3,993		R Stahl AG.	78
161,541	*	Rackable Systems, Inc	733
2,938	e	Rational AG.	338
2,469,101	e	Raytheon Co	109,702
104,473	*,e	RBC Bearings, Inc	2,136
400,263		Realtek Semiconductor Corp	744
365,096		Rheinmetall AG.	15,801
64,462	*,e	Rimage Corp	1,071
28,100		Riso Kagaku Corp	290
355,787	*,e	Riverbed Technology, Inc	8,251
172,976	e	Robbins & Myers, Inc	3,330
12,400	e	Roland DG Corp	167
743,034	*,e	Safeguard Scientifics, Inc	981
1,567,100	*	SanDisk Corp	23,021
356,855	e	Sandvik AB	2,648
1,500	b	Sansei Yusoki Co Ltd	7
17,159		Sartorius AG.	230
97,036	e	Sauer-Danfoss, Inc	595
172,678	*,e	Scansource, Inc	4,234
259,139		Schindler Holding AG.	16,087
75,373		Schindler Holding AG. (Reg)	4,672
9,122		Schoeller-Bleckmann Oilfield Equipment AG.	333
9,266		Schulthess Group	512
201,929	*,e	Scientific Games Corp (Class A)	3,184
2,026,916	e	Seagate Technology, Inc	21,202
1,249,635	*,m	Seagate Technology, Inc (Escrow)	–	^
20,826	e	Seiko Epson Corp	340
133,959	*	Semitool, Inc	619
81,410	e	Service Point Solutions S.A.	139
161,210	*,e	Sevan Marine ASA	207
3,613,692		Shanghai Electric Group Co Ltd	1,548
900,311		Shanghai Zhenhua Port Machinery Co	774
72,666		ShawCor Ltd	1,258
26,000	e	Shibaura Mechatronics Corp	110
28,100	e	Shima Seiki Manufacturing Ltd	653
85,000	e	Shinko Electric Co Ltd	199
315,590		Shinmaywa Industries Ltd	1,147
133,883	*,e	Sigma Designs, Inc	2,147
30,470	*	Singulus Technologies	100
58,100		Sintokogio Ltd	412
1,472,995	e	SKF AB (B Shares)	18,139
38,973	e	SMC Corp	4,203
39,700	*,e	Sodick Co Ltd	104
86,470	e	Solarworld AG.	2,034
412,869	e	SPX Corp	20,218
83,428		Standex International Corp	968

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
56,300	e	Star Micronics Co Ltd	$542
127,613	*,e	STEC, Inc	2,959
38,214		Sulzer AG.	2,420
753,561	*	Sumitomo Heavy Industries Ltd	3,371
145,474	*,e	Super Micro Computer, Inc	1,114
15,110,000	*	Superb Summit International Timber Co Ltd	125
398,486		Swisslog Holding AG.	301
994,425		Synnex Technology International Corp	1,622
2,428,653	e	T RAD Co Ltd	5,420
69,506	*,e	T-3 Energy Services, Inc	828
484,186	e	Tadano Ltd	2,317
8,259		Taewoong Co Ltd	583
8,800		Takeuchi Manufacturing Co Ltd	87
2,961,315		Tat Hong Holdings Ltd	1,983
1,167,000		Techtronic Industries Co	809
101,233	*,e	Tecumseh Products Co (Class A)	983
19,600	e	Teikoku Piston Ring Co Ltd	93
104,085	e	Tennant Co	1,914
1,224,369	*	Teradata Corp	28,687
820,357	*,e	Terex Corp	9,902
3,729,220	e	Textron, Inc	36,024
678,634		Timken Co	11,591
225,706		Tokyo Electron Ltd	10,941
44,000	e	Tokyo Kikai Seisakusho Ltd	83
31,200	e	Tokyo Seimitsu Co Ltd	443
72,400		Topre Corp	594
23,800	e	Torishima Pump Manufacturing Co Ltd	350
165,284	e	Toro Co	4,942
3,702,388	e	Toshiba Corp	13,451
208,000		Toshiba Machine Co Ltd	771
587,032	*	Toyota Tsusho Corp	8,738
203,000		Tsubakimoto Chain Co	712
47,000		Tsugami Corp	104
4,101,996		Tutt Bryant Group Ltd	2,182
77,269	e	Twin Disc, Inc	526
1,663,003		Tyco International Ltd	43,205
130,548	*	Ultratech, Inc	1,607
15,200	e	Union Tool Co	398
586,220	*,e	Varian Medical Systems, Inc	20,600
353,252	*,e	VeriFone Holdings, Inc	2,653
460,467	*	Verigy Ltd	5,604
48,231	*,e	Vestas Wind Systems AS	3,457
21,148		Wacker Construction Equipment AG.	197
429	e	Wacom Co Ltd	871
1,341		Walter Meier AG.	77
253,764	e	Wartsila Oyj (B Shares)	8,166
123,441	e	Watsco, Inc	6,040
220,004		Weir Group plc	1,672
1,767,348	*	Western Digital Corp	46,835
57,355		Wincor Nixdorf AG.	3,209
2,418,868		Wistron Corp	4,018
342,790	e	Woodward Governor Co	6,787
72,200	e	Yamatake Corp	1,443
152,288	e	Yokogawa Electric Corp	1,028

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
8,100		Yushin Precision Equipment Co Ltd	$113
49,274	e	Zardoya Otis S.A.	1,029
184,695	*,e	Zebra Technologies Corp (Class A)	4,370
210		Zehnder Group AG.	189
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,787,697

INSTRUMENTS AND RELATED PRODUCTS - 2.72%
109,939	*,e	Abaxis, Inc	2,258
156,437	*,e	Abiomed, Inc	1,380
207,232	*,e	Accuray, Inc	1,382
296,361	e	Advantest Corp	5,384
518,236	*,e	Affymetrix, Inc	3,073
144,598	*	AGFA-Gevaert NV	412
1,545,974	*,e	Agilent Technologies, Inc	31,399
32,700		Alcon, Inc	3,797
295,781	*,e	Align Technology, Inc	3,135
1,168,705		Allergan, Inc	55,607
13,400		Aloka Co Ltd	145
154,822	*,e	Alphatec Holdings, Inc	514
481,444	*,e	American Medical Systems Holdings, Inc	7,607
62,386	e	American Science & Engineering, Inc	4,312
135,367		Amplifon S.p.A.	471
65,768	e	Analogic Corp	2,430
75,785	*	Anaren, Inc	1,340
139,001	*	Angiodynamics, Inc	1,845
96,000		Anritsu Corp	415
76,529	*	Argon ST, Inc	1,574
82,468	*	Aspect Medical Systems, Inc	487
8,175	e	Atrion Corp	1,096
263,220	*	ATS Medical, Inc	866
3,897		Audika	99
48,671	*,e	Axsys Technologies, Inc	2,611
74,360	e	Badger Meter, Inc	3,049
644,621		Bard (C.R.), Inc	47,992
4,337,552		Baxter International, Inc	229,716
17,199,208	*	BB BIOVENTURES L.P.	2,395
410,321	e	Beckman Coulter, Inc	23,446
1,255,146		Becton Dickinson & Co	89,503
83,138	*	Bio-Rad Laboratories, Inc (Class A)	6,275
675,000	*	Biosensors International Group Ltd	226
14,656,191	*	Boston Scientific Corp	148,613
83,776	*	Bovie Medical Corp	730
328,615	*,e	Bruker BioSciences Corp	3,043
80,772	*,e	Cantel Medical Corp	1,311
133,272	*,e	Cardiac Science Corp	536
119,731	*,e	CardioNet, Inc	1,954
290,894	*,e	Cepheid, Inc	2,740
172,628	*	Clarient, Inc	642
180,278		Cochlear Ltd	8,382
131,016	*,e	Coherent, Inc	2,709
127,752		Cohu, Inc	1,147
6,242		Coloplast AS (Class B)	429
130,729	e	Compagnie Generale d'Optique Essilor International S.A.	6,232

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
166,722	*,e	Conmed Corp	$2,588
35,339		Consort Medical plc	219
150,233	e	Cooper Cos, Inc	3,715
268,641		Covidien PLC	10,058
66,333	*	Cutera, Inc	572
208,351	*,e	Cyberonics, Inc	3,465
55,011	*,e	Cynosure, Inc (Class A)	421
1,294,078		Danaher Corp	79,895
128,554	*	Delcath Systems, Inc	460
470,380	e	Dentsply International, Inc	14,356
384,639	*,e	Depomed, Inc	1,250
232,060	*,e	DexCom, Inc	1,436
110,640	*,e	Dionex Corp	6,752
12,248		Draegerwerk AG.	306
49,670	*,e	DXP Enterprises, Inc	570
1,562,551	e	Eastman Kodak Co	4,625
99,471	*	Electro-Optical Sciences, Inc	775
106,368	e	Elekta AB (B Shares)	1,558
4,852,127		Emerson Electric Co	157,208
229,555	*	Endologix, Inc	767
545,579	*,e	EnteroMedics, Inc	1,817
136,040	*,e	ESCO Technologies, Inc	6,095
184,728	*	Esterline Technologies Corp	5,001
413,670	*	ev3, Inc	4,435
39,681	*	Exactech, Inc	575
21,063	*	Exfo Electro Optical Engineering, Inc	67
82,968	*,e	FARO Technologies, Inc	1,288
188,238	*,e	FEI Co	4,311
69,606	*,e	FGX International Holdings Ltd	792
581,011	e	Finmeccanica S.p.A.	8,175
1,075,575	*,e	Flir Systems, Inc	24,265
243,935	*,e	Formfactor, Inc	4,205
269,128	*,e	Fossil, Inc	6,481
150,890		Fresenius AG (Preference)	8,147
4,269		Fresenius SE	200
31,900		Furuno Electric Co Ltd	212
975,272	e	Garmin Ltd	23,231
178,408	e	Getinge AB (B Shares)	2,336
12,884,212	*,e	Golden Meditech Co Ltd	2,228
1,219		Guerbet	191
164,277	*	Haemonetics Corp	9,364
133,130		Hamworthy plc	540
156,859	*	Hanger Orthopedic Group, Inc	2,132
135,729	*	Harvard Bioscience, Inc	536
77,466	*,e	Herley Industries, Inc	850
190,979	e	Hexagon AB (B Shares)	1,720
201,359	e	Hillenbrand, Inc	3,351
6,400		Hioki EE Corp	116
26,000		Hitachi Medical Corp	291
42,500	e	Hogy Medical Co Ltd	2,162
903,992	*,e	Hologic, Inc	12,864
60,435	*	Home Diagnostics, Inc	371
42,100	e	Horiba Ltd	1,016
75,547	*,e	ICU Medical, Inc	3,109

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
74,269	*,e	ICx Technologies, Inc	$446
169,725	*,e	I-Flow Corp	1,178
121,735	*,e	II-VI, Inc	2,699
845,984	*,e	Illumina, Inc	32,943
3,026		Inficon Holding AG.	265
108,211	*,e	Insulet Corp	833
92,087	*	Integra LifeSciences Holdings Corp	2,441
147,176	*,e	Intuitive Surgical, Inc	24,087
233,258	e	Invacare Corp	4,117
233,064		Invensys plc	857
546,299	*,e	ION Geophysical Corp	1,404
131,831	*,e	IRIS International, Inc	1,556
181,591	*	ISTA Pharmaceuticals, Inc	763
150,594	*,e	Itron, Inc	8,293
171,246	*,e	Ixia	1,154
34,329	*	Jenoptik AG.	144
55,000	*,e	Jeol Ltd	219
66,724		Kaba Holding AG.	12,405
39,045	*,e	Kensey Nash Corp	1,023
35,550	e	Keyence Corp	7,270
601,241	e	Kla-Tencor Corp	15,181
408,764	*	Kopin Corp	1,500
13,642	*,e	K-Tron International, Inc	1,087
67,289	*	KVH Industries, Inc	460
377,385	*,e	L-1 Identity Solutions, Inc	2,921
67,630	*	LaBarge, Inc	627
123,780		Largan Precision Co Ltd	1,309
388,782		LG.Philips LCD Co Ltd	9,705
8,278	*	LifeWatch AG.	171
20,120	e	Luxottica Group S.p.A.	420
71,702	*	MAKO Surgical Corp	647
2,500	*	Mani, Inc	160
274,855	*,e	Masimo Corp	6,627
90,559	*	Measurement Specialties, Inc	638
101,269	*,e	Medical Action Industries, Inc	1,160
5,695,391		Medtronic, Inc	198,711
201,079	*	Merit Medical Systems, Inc	3,278
154,291	*,e	Mettler-Toledo International, Inc	11,904
30,600		Micronics Japan Co Ltd	445
78,393	*,e	Micrus Endovascular Corp	709
347,606	*,e	Millipore Corp	24,405
144,254	e	Mine Safety Appliances Co	3,477
276,371	*	MKS Instruments, Inc	3,645
84,493	e	Movado Group, Inc	891
21,967,242	*	MPM Bioventures II	8,964
101,819		MTS Systems Corp	2,103
3,600		Nakanishi, Inc	265
176,174	e	National Instruments Corp	3,974
143,030	*,e	Natus Medical, Inc	1,651
72,180	*,e	Neogen Corp	2,092
223,713	*,e	Newport Corp	1,295
29,978		Nice S.p.A.	105
30,100		Nidec Copal Corp	300
39,300		Nihon Kohden Corp	517

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
38,000	e	Nikkiso Co Ltd	$260
403,848		Nikon Corp	7,018
841,361		Nippon Electric Glass Co Ltd	9,450
54,200		Nippon Signal Co Ltd	452
69,000	e	Nipro Corp	1,412
117,040		Nobel Biocare Holding AG.	2,555
40,100		Noritsu Koki Co Ltd	380
349,393	*,e	NuVasive, Inc	15,583
112,356	*,e	NxStage Medical, Inc	663
34,000		ODIM ASA	223
6,600	*,e	Ohara, Inc	94
100,536	*,e	Olympus Corp	2,385
123,755	*,e	Orthofix International NV	3,095
332,392	*,e	Orthovita, Inc	1,712
22,000	e	Osaki Electric Co Ltd	230
18,727	*,e	OYO Geospace Corp	481
92,520	*,e	Palomar Medical Technologies, Inc	1,356
402,000	*,e,m	Peace Mark Holdings Ltd	78
408,108		PerkinElmer, Inc	7,101
461,090	e	Phonak Holding AG.	37,471
160,346	*,e	Qiagen NV	2,969
64,836		Q-Med AB	384
105,437	*	RAE Systems, Inc	146
85,746	e	Renishaw PLC	481
347,385	*,e	Resmed, Inc	14,149
169,589	*	ResMed, Inc (ADR)	709
49,263	*	Rochester Medical Corp	660
441,998	e	Rockwell Automation, Inc	14,197
690,210	e	Rockwell Collins, Inc	28,802
71,762	*	Rockwell Medical Technologies, Inc	542
150,787	*,e	Rofin-Sinar Technologies, Inc	3,017
386,336		Roper Industries, Inc	17,505
10,700	*	Roth & Rau AG.	348
160,500	*,e	Rudolph Technologies, Inc	886
6,628	e	SAES Getters S.p.A.	58
14,868		SAES Getters S.p.A. RSP	100
152,979	e	Safilo Group S.p.A.	95
385,508	e	Safran S.A.	5,084
42,582		Samsung Techwin Co Ltd	2,407
60,000	*,e	Seiko Holdings Corp	168
173,997	e	Shimadzu Corp	1,394
86,814	*,e	Sirona Dental Systems, Inc	1,735
4,216,676	*	Skyline Venture Fund II Ltd	997
944,029	*	Skyline Venture Fund III Ltd	401
340,110	e	Smith & Nephew plc	2,515
60,268	*,e	Somanetics Corp	995
84,015	*,e	SonoSite, Inc	1,685
202,625	*	Sorin S.p.A.	252
181,713	*,e	Spectranetics Corp	896
115,572		Spectris plc	1,049
5,421		Sperian Protection	305
97,104		Spirax-Sarco Engineering PLC	1,348
931,691		Spirent Communications plc	970

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,679,235	*	St. Jude Medical, Inc	$69,016
356,082	*,e	Star Scientific, Inc	317
148,050	*,e	Stereotaxis, Inc	574
362,017	e	STERIS Corp	9,441
5,906		Stratec Biomedical Systems	150
3,194	e	Straumann Holding AG.	582
1,557,277	e	Stryker Corp	61,886
22,778		Swatch Group AG.	3,654
7,159	*	Swatch Group AG. Reg	234
210,137	*	Symmetry Medical, Inc	1,958
58,107	*	Synovis Life Technologies, Inc	1,207
9,566		Synthes, Inc	924
57,000	e	Sysmex Corp	2,071
16,400	e	Tamron Co Ltd	225
208,112	e	Techne Corp	13,280
224,938	*	Teledyne Technologies, Inc	7,367
3,572,576	*,e	Teradyne, Inc	24,508
238,960	e	Terumo Corp	10,567
5,580	*	Theragenics	7
2,116,709	*	Thermo Electron Corp	86,297
333,945	*,e	Thoratec Corp	8,943
53,117	*,e	TomTom NV	639
47,900	e	Topcon Corp	267
71,424	*,e	Trans1, Inc	445
462,638	*,e	Trimble Navigation Ltd	9,082
81,468		Ultra Electronics Holdings	1,461
16,024		Utah Medical Products, Inc	428
189,094	*	Varian, Inc	7,456
79,190	*	Vascular Solutions, Inc	619
220,569	*	Veeco Instruments, Inc	2,556
78,394	*	Vital Images, Inc	890
344,789	*,e	Vivus, Inc	2,096
237,313	*,e	Volcano Corp	3,318
477,685	*	Waters Corp	24,586
3,595	*,e	William Demant Holding	186
191,688	*,e	Wright Medical Group, Inc	3,117
4,074,391		Xerox Corp	26,402
39,698	*	X-Rite, Inc	60
28,896		Young Innovations, Inc	630
990,326	*	Zimmer Holdings, Inc	42,188
114,138	*	Zoll Medical Corp	2,207
89,930	*,e	Zygo Corp	419
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,195,128

INSURANCE AGENTS, BROKERS AND SERVICE - 0.27%
1,413,316		AON Corp	53,521
19,760	e	April Group	660
407,897	e	Arthur J. Gallagher & Co	8,705
844,800		Brown & Brown, Inc	16,837
157,453	*,e	Crawford & Co (Class B)	756
45,927		Grupo Catalana Occidente S.A.	837
1,055,395	e	Hartford Financial Services Group, Inc	12,528
170,817	e	Jardine Lloyd Thompson Group plc	1,133

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
52,170	e	Life Partners Holdings, Inc	$740
1,958,357		Marsh & McLennan Cos, Inc	39,421
1,216,199		Millea Holdings, Inc	33,708
800,000		MIN XIN Holdings Ltd	381
41,814	e	MLP AG.	507
22,960		Morneau Sobeco Income Fund	172
237,103	e	National Financial Partners Corp	1,736
2,456,378		QBE Insurance Group Ltd	39,389
588,767	e	Unipol Gruppo Finanziario S.p.A.	689
23,668		White Mountains Insurance Group Ltd	5,418
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	217,138

INSURANCE CARRIERS - 3.51%
1,306,627		ACE Ltd	57,792
52,512		Aditya Birla Nuvo Ltd	949
3,265,495		Admiral Group plc	46,740
612,291		Aegon NV	3,765
2,249,394		Aetna, Inc	56,347
3,910,483		Aflac, Inc	121,577
361,000		Aioi Insurance Co Ltd	1,653
170,201		Aksigorta AS	446
93,026	e	Alleanza Assicurazioni S.p.A	638
16,522	*	Alleghany Corp	4,477
471,514	e	Allianz AG.	43,412
441,151		Allied World Assurance Holdings Ltd	18,012
2,177,866		Allstate Corp	53,140
15,480	*	Alm Brand AS	283
1,612,087	e	Ambac Financial Group, Inc	1,483
29,785	*	American Caresource Holdings, Inc	111
307,979	e	American Equity Investment Life Holding Co	1,719
1,126,888		American Financial Group, Inc	24,318
6,241,000		American International Group, Inc	7,240
52,282	e	American National Insurance Co	3,951
38,953	e	American Physicians Capital, Inc	1,525
29,641		American Physicians Service Group, Inc	673
63,623	*	American Safety Insurance Holdings Ltd	866
415,012	*,e	AMERIGROUP Corp	11,143
107,360	*	Amerisafe, Inc	1,671
571,913		Amlin plc	2,844
3,038,951	e	AMP Ltd	11,950
157,939	e	Amtrust Financial Services, Inc	1,801
517,110	*,e	Arch Capital Group Ltd	30,292
177,965	*	Argo Group International Holdings Ltd	5,022
506,228		Aspen Insurance Holdings Ltd	11,309
270,863		Assicurazioni Generali S.p.A.	5,628
649,028		Assurant, Inc	15,635
327,993	e	Assured Guaranty Ltd	4,061
2,283,376		Aviva plc	12,829
955,030	e	AXA Asia Pacific Holdings Ltd	2,994
2,272,889	e	AXA S.A.	42,694
2,699,356	e	Axis Capital Holdings Ltd	70,669
47,018	e	Baldwin & Lyons, Inc (Class B)	926
86,212		Baloise Holding AG.	6,399
1,021,125		Beazley plc	1,634

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
413,050	e	Brit Insurance Holdings plc	$1,283
245,298	*	Catalyst Health Solutions, Inc	6,118
395,958	e	Catlin Group Ltd	2,093
301,898	*	Centene Corp	6,032
717,463		Chaucer Holdings PLC	511
87,433		Chesnara plc	210
934,508	*	China Insurance International Holdings Co Ltd	1,978
10,623,119		China Life Insurance Co Ltd	39,065
1,721,235		Chubb Corp	68,643
1,641,850		Cigna Corp	39,552
526,635		Cincinnati Financial Corp	11,770
179,784	*,e	Citizens, Inc (Class A)	1,093
90,683	e	CNA Financial Corp	1,403
95,072	*	CNA Surety Corp	1,283
153,827	e	CNP Assurances	14,686
976,437	*,e	Conseco, Inc	2,314
250,572	e	Corp Mapfre S.A.	816
248,474		Delphi Financial Group, Inc (Class A)	4,828
323,956		Discovery Holdings Ltd	1,086
69,290	e	Donegal Group, Inc (Class A)	1,054
55,157		Dongbu Insurance Co Ltd	1,134
34,780		Eastern Insurance Holdings, Inc	327
35,483	e	EMC Insurance Group, Inc	738
265,160		Employers Holdings, Inc	3,593
222,403	e	Endurance Specialty Holdings Ltd	6,516
78,445	*	Enstar Group Ltd	4,616
107,291	e	Erie Indemnity Co (Class A)	3,837
19,791		Euler Hermes S.A.	1,207
273,414		Everest Re Group Ltd	19,568
53,518		Fairfax Financial Holdings Ltd	13,435
19,206		FBD Holdings plc	193
86,988	e	FBL Financial Group, Inc (Class A)	719
735,576		Fidelity National Title Group, Inc (Class A)	9,952
138,746	*,e	First Acceptance Corp	296
294,524		First American Corp	7,631
85,116		First Mercury Financial Corp	1,172
195,019		Flagstone Reinsurance Holdings Ltd	2,009
15,651		Fondiaria-Sai S.p.A	252
44,152	*,e	Fpic Insurance Group, Inc	1,352
530,842	e	Friends Provident Group plc	573
1,173,000	e	Fuji Fire & Marine Insurance Co Ltd	1,498
2,070,945	e	Genworth Financial, Inc (Class A)	14,476
385,834	e	Great-West Lifeco, Inc	7,563
155,036	*	Greenlight Capital Re Ltd (Class A)	2,684
62,787	*	Hallmark Financial Services	449
57,898	e	Hannover Rueckversicherung AG.	2,141
194,136		Hanover Insurance Group, Inc	7,399
79,569	e	Harleysville Group, Inc	2,245
647,828		HCC Insurance Holdings, Inc	15,554
436,613	*,e	Health Net, Inc	6,789
285,531	*	Healthspring, Inc	3,101
7,429		Helvetia Holding AG.	1,966
413,494		Hiscox Ltd	1,969
245,393		Horace Mann Educators Corp	2,447

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
31,500	*	Hulic Co Ltd	$159
1,131,162	*,e	Humana, Inc	36,491
30,032	e	Independence Holding Co	191
99,541		Industrial Alliance Insurance and Financial Services, Inc	2,204
90,234	e	Infinity Property & Casualty Corp	3,290
158,902		ING Canada, Inc	4,652
2,290,658	e	Insurance Australia Group Ltd	6,479
274,545		IPC Holdings Ltd	7,506
319,367	*	Irish Life & Permanent plc	1,625
111,716		Just Retirement plc	129
26,056	e	Kansas City Life Insurance Co	701
26,696		KBC Groep NV	487
59,061		Kingsway Financial Services, Inc	169
717,504	e	Leucadia National Corp	15,132
141,642		Liberty Holdings Ltd	1,102
1,269,955	e	Lincoln National Corp	21,856
1,225,456		Loews Corp	33,577
287,691		Maiden Holdings Ltd	1,887
2,654,726	e	Manulife Financial Corp	46,081
31,123	*,e	Markel Corp	8,767
698,036	e	Max Re Capital Ltd	12,886
419,300	*,e	MBIA, Inc	1,816
335,722	e	Meadowbrook Insurance Group, Inc	2,192
205,286	e	Mediolanum S.p.A.	1,094
25,069		Mercer Insurance Group, Inc	399
83,751	e	Mercury General Corp	2,800
2,735,351		Metlife, Inc	82,088
196,824	*	Metropolitan Health Networks, Inc	396
678,168	e	MGIC Investment Corp	2,984
318,726		Milano Assicurazioni S.p.A.	1,057
26,480		Milano Assicurazioni S.p.A. (RSP)	84
752,000	*	Ming An Holdings Co Ltd	147
815,627		Mitsui Sumitomo Insurance Group Holdings, Inc	21,463
80,813	*,e	Molina Healthcare, Inc	1,933
468,971	e	Montpelier Re Holdings Ltd	6,233
616,473	e	Muenchener Rueckver AG.	83,187
31,023	e	National Interstate Corp	471
12,777	e	National Western Life Insurance Co (Class A)	1,492
72,967	*	Navigators Group, Inc	3,242
1,577,000		Nipponkoa Insurance Co Ltd	9,200
448,873		Nissay Dowa General Insurance Co Ltd	2,171
109,758		Novae Group plc	560
33,230	e	NYMAGIC, Inc	461
59,682	e	Odyssey Re Holdings Corp	2,386
11,925,716		Old Mutual plc	15,879
801,753	e	Old Republic International Corp	7,897
79,979	e	OneBeacon Insurance Group Ltd (Class A)	935
724,000		Pacific Century Regional Developments Ltd	100
779,225		PartnerRe Ltd	50,611
664,173	e	Phoenix Cos, Inc	1,109
2,866,000	*	PICC Property & Casualty Co Ltd	1,978
1,545,000		Ping An Insurance Group Co of China Ltd	10,456
284,025	e	Platinum Underwriters Holdings Ltd	8,120
218,088	*	PMA Capital Corp (Class A)	992

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
402,514	e	PMI Group, Inc	$797
605,603		Power Corp Of Canada	13,974
338,286	e	Power Financial Corp	8,042
159,071		Premafin Finanziaria S.p.A.	205
114,989	e	Presidential Life Corp	870
106,866	*,e	Primus Guaranty Ltd	252
4,691,490	e	Principal Financial Group	88,388
181,401	*	ProAssurance Corp	8,383
3,161,689		Progressive Corp	47,773
360,137	e	Protective Life Corp	4,120
4,046,493		Prudential Financial, Inc	150,609
3,765,321		Prudential plc	25,615
383,916		Radian Group, Inc	1,044
116,430	*,e	RadNet, Inc	262
252,353	e	Reinsurance Group of America, Inc (Class A)	8,810
881,827		RenaissanceRe Holdings Ltd	41,040
100,805	e	RLI Corp	4,516
9,227,324		Royal & Sun Alliance Insurance Group plc	18,247
84,652		Safety Insurance Group, Inc	2,587
604,519		Sampo Oyj (A Shares)	11,406
44,561		Samsung Fire & Marine Insurance Co Ltd	6,576
2,932,466		Sanlam Ltd	6,571
17,472		Schweizerische National-Versicherungs-Gesellschaft	391
423,883		SCOR	8,688
130,358	*,e	SeaBright Insurance Holdings, Inc	1,321
321,092	e	Selective Insurance Group, Inc	4,100
182,381		SNS Reaal	1,018
36,921		Societa Cattolica di Assicurazioni SCRL	1,242
2,503,419		Sompo Japan Insurance, Inc	16,787
3,605		Sony Financial Holdings, Inc	9,980
165,255	e	St. James's Place plc	538
354,916		Stancorp Financial Group, Inc	10,179
533,404		Standard Life plc	1,633
89,116		State Auto Financial Corp	1,560
107,475		Stewart Information Services Corp	1,532
1,172,073	e	Storebrand ASA	5,104
1,088,585		Sun Life Financial, Inc	29,387
32,201		Swiss Life Holding	2,780
1,731,836		Swiss Reinsurance Co	57,284
340,229	e	T&D Holdings, Inc	9,783
5,326	*,e	Topdanmark AS	622
387,896	e	Torchmark Corp	14,368
208,451	e	Tower Group, Inc	5,165
220,391		Tower Ltd	246
381,803		Transatlantic Holdings, Inc	16,544
3,604,372		Travelers Cos, Inc	147,922
117,284	*,e	Triple-S Management Corp (Class B)	1,828
5,656		TrygVesta A.S.	333
222,719	*,e	United America Indemnity Ltd (Class A)	1,067
127,418		United Fire & Casualty Co	2,185
6,320,437		UnitedHealth Group, Inc	157,884
134,584		Unitrin, Inc	1,618
169,459	*,e	Universal American Financial Corp	1,478
70,813	*	Universal Insurance Holdings, Inc	355

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,393,054	e	UnumProvident Corp	$22,094
207,895	e	Validus Holdings Ltd	4,570
19,617		Vittoria Assicurazioni S.p.A.	123
790,739	e	W.R. Berkley Corp	16,977
503,417	*,e	WellCare Health Plans, Inc	9,308
3,558,556	*	WellPoint, Inc	181,094
5,105	e	Wesco Financial Corp	1,486
55,594	e	Wiener Staedtische Allgemeine Versicherung AG.	2,416
3,371,561	e	XL Capital Ltd (Class A)	38,638
214,241	e	Zenith National Insurance Corp	4,658
38,208		Zurich Financial Services AG.	6,730
		TOTAL INSURANCE CARRIERS	2,830,244

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
69,047	*,e	China Fire & Security Group, Inc	840
782,944	*	Corrections Corp of America	13,303
258,301	*	Geo Group, Inc	4,799
3,253,000	*,e	PAN Fish ASA	2,185
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	21,127

LEATHER AND LEATHER PRODUCTS - 0.17%
129,520	e	Adidas-Salomon AG.	4,924
3,253,200		Coach, Inc	87,445
549,660	*,e	CROCS, Inc	1,869
110,486	*,e	Genesco, Inc	2,074
66,989	e	Geox S.p.A.	478
329,071	*,e	Iconix Brand Group, Inc	5,061
289,531	e	LVMH Moet Hennessy Louis Vuitton S.A.	22,096
2,507,416		Pou Chen Corp	1,536
89,616	*	Steven Madden Ltd	2,281
243,528	*	Timberland Co (Class A)	3,232
7,878	e	Tod's S.p.A.	449
34,418	e	Weyco Group, Inc	795
281,836	e	Wolverine World Wide, Inc	6,217
430,078		Yue Yuen Industrial Holdings	1,013
		TOTAL LEATHER AND LEATHER PRODUCTS	139,470

LEGAL SERVICES - 0.03%
467,068	*,e	FTI Consulting, Inc	23,690
47,351	*,e	Pre-Paid Legal Services, Inc	2,064
		TOTAL LEGAL SERVICES	25,754

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
246,031		Arriva PLC	1,643
33,970	e	Brisa-Auto Estradas de Portugal S.A.	244
964,329		ComfortDelgro Corp Ltd	852
80,570	*	Emergency Medical Services Corp (Class A)	2,968
58,140		Go-Ahead Group PLC	1,140
330,964	e	Keihin Electric Express Railway Co Ltd	2,570
456,625	e	Keisei Electric Railway Co Ltd	2,730
111,933		National Express Group plc	570
1,302,000		SMRT Corp Ltd	1,519
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	14,236

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
LUMBER AND WOOD PRODUCTS - 0.02%
57,104	e	American Woodmark Corp	$1,368
5,183		Asian Bamboo AG.	78
65,000	e	Daiken Corp	117
51,495	e	Deltic Timber Corp	1,827
579,690	*,e	Louisiana-Pacific Corp	1,983
545,891	e	MFI Furniture plc	317
150,154	e	Nobia AB	535
25,267	e	Pfleiderer AG.	184
572,137	*	Sino-Forest Corp	6,098
40,323	e	Skyline Corp	877
62,999	e	Sonae Industria SGPS S.A.	193
83,000		Takara Standard Co Ltd	493
110,864	e	Universal Forest Products, Inc	3,668
28,462		West Fraser Timber Co Ltd	574
		TOTAL LUMBER AND WOOD PRODUCTS	18,312

METAL MINING - 1.82%
278,330	e	Aditya Birla Minerals Ltd	128
132,232		African Rainbow Minerals Ltd	2,228
181,757	e	Agnico-Eagle Mines Ltd	9,574
181,170	*,e	Alamos Gold, Inc	1,489
234,238	*,e	Allied Nevada Gold Corp	1,888
319,689	e	Alumina Ltd	372
286,622	*	Andean Resources Ltd	402
6,725,882		Anglo American plc	195,140
95,999		Anglo Platinum Ltd	6,791
374,256		AngloGold Ashanti Ltd	13,736
1,093,342		Antofagasta plc	10,568
525,283	e	Aquarius Platinum Ltd	2,057
61,730	*,e	Aquiline Resources, Inc	97
206,225	*,e	Atlas Iron Ltd	275
294,472	*	Aura Minerals, Inc	152
211,697	*	Aurizon Mines Ltd	763
168,048	*,e	Avoca Resources Ltd	237
272,741	*	Avocet Mining plc	377
2,047,088		Barrick Gold Corp	68,680
1,617,850		Barrick Gold Corp (Canada)	54,455
5,570,723		BHP Billiton Ltd	155,854
3,137,402		BHP Billiton plc	70,405
333,838	e	Boliden AB	2,521
480,175	e	Cameco Corp	12,319
75,835		CAP S.A.	1,877
165,300	*	Capstone Mining Corp	365
88,102	*	Centerra Gold, Inc	401
1,648,485	*	Central African Mining & Exploration Co plc	292
1,248,487	e	Cleveland-Cliffs, Inc	30,550
377,565	*,e	Coeur d'Alene Mines Corp	4,644
2,133,324		Companhia Vale do Rio Doce	37,560
317,553	e	Companhia Vale do Rio Doce (ADR)	5,598
2,581,676		Companhia Vale do Rio Doce (Preference)	39,328
24,801		Compania de Minas Buenaventura S.A.	590
214,500		Compania de Minas Buenaventura S.A. (ADR) (Series B)	5,154
129,407	*	Consolidated Thompson Iron Mines Ltd	362

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
58,400	*	Corriente Resources, Inc	$368
283,273	*	Crystallex International Corp	63
434,663	*	Deep Yellow Ltd	117
221,608	*,e	Denison Mines Corp	368
34,832	*,e	Detour Gold Corp	310
106,947		Dominion Mining Ltd	397
708,885	*	Eastern Platinum Ltd	317
230,515	*	ECU Silver Mining, Inc	113
640,634	*,e	Eldorado Gold Corp	5,772
148,716		Energy Resources of Australia Ltd	2,804
68,300	*	Equinox Minerals Limited	158
422,351		Eurasian Natural Resources Corp	4,548
175,298	*	European Goldfields Ltd	509
74,762	*,e	Extract Resources Ltd	392
239,904		Ferrexpo plc	530
100,507	e	First Quantum Minerals Ltd	4,861
78,537	*	FNX Mining Co, Inc	542
67,952	*	Forsys Metals Corp	272
205,843	e	Foundation Coal Holdings, Inc	5,786
112,656	e	Franco-Nevada Corp	2,708
2,083,847		Freeport-McMoRan Copper & Gold, Inc (Class B)	104,422
448,503		Fresnillo plc	3,837
91,917	*,e	Fronteer Development Group, Inc	315
220,875	*	GABRIEL RESOURCES LTD	370
150,572	*	Gammon Gold, Inc	997
341,557	*	Gindalbie Metals Ltd	212
944,519		Gold Fields Ltd	11,455
495,000	e	Gold Fields Ltd (ADR)	5,965
1,437,868		Goldcorp, Inc	49,979
266,938	*	Golden Star Resources Ltd	551
271,555	*,e	GREAT BASIN GOLD LTD	371
45,642	*	Guyana Goldfields, Inc	146
454,240	*	Harmony Gold Mining Co Ltd	4,712
1,203,063	*,e	Hecla Mining Co	3,224
132,037	*	Highland Gold Mining Ltd	106
92,672		Hochschild Mining plc	423
183,592	*	HudBay Minerals, Inc	1,212
643,529		IAMGOLD Corp	6,517
483,101	*,e	Iluka Resources Ltd	1,113
730,494		Impala Platinum Holdings Ltd	16,147
130,693	e	Independence Group NL	488
118,202		Inmet Mining Corp	4,336
293,496	*,e	Ivanhoe Mines Ltd	1,628
438,876		Kagara Zinc Ltd	240
203,507		Kazakhmys plc	2,109
92,495	*	Kingsgate Consolidated Ltd	499
857,445		Kinross Gold Corp	15,628
45,438	*,e	Kirkland Lake Gold, Inc	379
25,330		Korea Zinc Co Ltd	2,754
36,200		Labrador Iron Ore Royalty Income Fund	988
90,600	*	Lake Shore Gold Corp	213
569,346	*,e	Lihir Gold Ltd	1,353
21,873		Lonmin PLC	422
492,317	*,e	Lundin Mining Corp	1,418

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
564,371	*	Lynas Corp Ltd	$211
957,581	e	Macmahon Holdings Ltd	262
31,769	*,e	MAG. Silver Corp	145
137,022	*	Medusa Mining Ltd	245
204,000	*	Mega Uranium Ltd	307
479,876	e	Minara Resources Ltd	323
373,145	e	Mincor Resources NL	466
50,797	*,e	Minefinders Corp	352
82,204		Mineral Resources Ltd	282
266,775	*	Mirabela Nickel Ltd	546
871,437		MMC Norilsk Nickel (ADR)	8,017
208,052	e	MMC Norilsk Nickel (ADR) (London)	1,893
1,130,261	*,e	Mount Gibson Iron Ltd	820
284,592	*,e	Murchison Metals Ltd	385
367,141	*	New Gold, Inc	972
1,327,064		Newcrest Mining Ltd	32,626
2,362,537		Newmont Mining Corp	96,557
48,622	*,e	North American Palladium Ltd	119
160,078		Northam Platinum Ltd	623
70,263	*	Northern Dynasty Minerals	491
72,961	*	Northern Iron Ltd	77
373,258	*	Northgate Minerals Corp	793
123,049	*,e	Novagold Resources, Inc	527
103,452	f	Novolipetsk Steel (GDR)	2,121
111,140		Nyrstar	942
468,381	e	Orica Ltd	8,198
187,174	*,e	Osisko Mining Corp	1,054
1,441,483		Oxiana Ltd	1,069
78,049	*,e	Paladin Resources Ltd	310
115,050	*	PAN American Silver Corp	2,134
9,718,913	*,e	Pan Australian Resources Ltd	2,819
327,253	*	Paramount Gold and Silver Corp	497
368,325	*,e	Patriot Coal Corp	2,350
130,806	e	Peter Hambro Mining PLC	1,307
180,932	*	Platinum Australia Ltd	155
60,000	*,f	Polymetal (ADR)	530
68,108		Polyus Gold Co (ADR)	1,406
86,402		Polyus Gold Co (ADR) (London)	1,784
3,328,500		PT Aneka Tambang Tbk	660
5,924,000		PT International Nickel Indonesia Tbk	2,408
112,291	*	Quadra Mining Ltd	843
211,019		Quest Capital Corp	181
63,237		Randgold Resources Ltd	4,082
698,500	*,e	Real Gold Mining Ltd	589
301,047	*,e	Red Back Mining, Inc	2,624
409,467	*	Resolute Mining Ltd	210
943,761	e	Rio Tinto Ltd	39,697
3,657,195		Rio Tinto plc	126,654
307,175	*	Rosetta Resources, Inc	2,688
149,887	e	Royal Gold, Inc	6,250
253,080		Sally Malay Mining Ltd	463
377,800	*	SEMAFO, Inc	685
616,198		Sesa Goa Ltd	2,349
151,284	*,e	ShengdaTech, Inc	570

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
369,433		Sherritt International Corp	$1,664
58,142	*	Silver Standard Resources, Inc	1,108
375,967	*	Silver Wheaton Corp	3,122
139,251	e	Silvercorp Metals, Inc	486
248,622	*,e	Sino Gold Mining Ltd	1,038
1,076,086	e	Southern Copper Corp	21,995
30,899		Southern Copper Corp (Lima)	628
1,430,634	*,e	St Barbara Ltd	265
222,692	*,e	Stillwater Mining Co	1,272
2,510,700		Straits Asia Resources Ltd	3,034
2,712	e	Sumitomo Titanium Corp	100
1,058,922	*	Sundance Resources Ltd	132
72,754	*,e	Tanzanian Royalty Exploration Corp	211
224,559	*	Taseko Mines Ltd	384
965,187		Teck Cominco Ltd	15,393
179,445	*	Thompson Creek Metals Co, Inc	1,836
188,118		Tricorona AB	222
126,580	*,e	Uex Corp	140
236,062	*	Uranerz Energy Corp	444
489,352	*,e	Uranium One, Inc	1,123
459,151	*	US Gold Corp	1,212
20,763	e	Vedanta Resources plc	440
101,509	*,e	Western Areas NL	483
1,525,792		Xstrata plc	16,500
1,590,350		Yamana Gold, Inc	14,138
4,401,500		Zijin Mining Group Co Ltd	3,981
		TOTAL METAL MINING	1,468,712

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
91,867	e	Aalberts Industries NV	720
28,700	e	Aderans Co Ltd	338
34,400	e	Alpen Co Ltd	624
56,634	e	Amer Sports Oyj (A Shares)	628
59,072	e	Armstrong World Industries, Inc	974
35,073	e	Blyth, Inc	1,150
129,493	e	Bulgari S.p.A.	692
382,453	e	Callaway Golf Co	1,939
208,000		Chen Hsong Holdings	52
364,000		Chow Sang Sang Hldg	277
1,233,986		Citic Pacific Ltd	2,551
1,002,161		Compagnie Financiere Richemont S.A.	20,826
71,000		Daiwa Seiko, Inc	101
171,748	e	Daktronics, Inc	1,322
49,000		Denki Kogyo Co Ltd	247
34,266		Folli-Follie S.A.	708
1,169		Forbo Holding AG.	224
540,429		Futuris Corp Ltd	124
1,715,017		Hasbro, Inc	41,573
140,689	e	Hills Industries Ltd	178
4,456,000		Hutchison Harbour Ring Ltd	339
28,099		Indutrade AB	366
128,594	*,e	Intrepid Potash, Inc	3,611
159,185	*,e	Jakks Pacific, Inc	2,042

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
14,100	*	Japan Cash Machine Co Ltd	$129
2,071,255	*,e	Jarden Corp	38,836
112,657		JUMBO S.A.	1,103
186,410	*,e	Leapfrog Enterprises, Inc	427
204,000		Luk Fook Holdings International Ltd	91
75,371	e	Marine Products Corp	283
1,133,896		Mattel, Inc	18,199
12,585,397		Ming Fung Jewellery Group Ltd	926
17,600		Mitsubishi Pencil Co Ltd	229
85,000		Mizuno Corp	380
135,156	e	Namco Bandai Holdings, Inc	1,487
28,739	*	Oil-Dri Corp of America	427
10,724,857		Playmates Holdings Ltd	2,505
99,396	*	RC2 Corp	1,315
21,944	*	RHI AG.	396
19,300		Roland Corp	238
106,000	e	Ryobi Ltd	279
153,490		Sankyo Co Ltd	8,205
26,000	e	Sato Corp	239
384,422	*,e	Shuffle Master, Inc	2,541
33,544	e	Societe BIC S.A.	1,925
291		SRI Sports Ltd	235
46,264	*,e	Steinway Musical Instruments, Inc	495
80,400	e	Tomy Co Ltd	545
336,000		Win Hanverky Holdings Ltd	30
129,455		Yamaha Corp	1,621
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	164,692

MISCELLANEOUS REPAIR SERVICES - 0.00%**
5,900		Nichiden Corp	172
		TOTAL MISCELLANEOUS REPAIR SERVICES	172

MISCELLANEOUS RETAIL - 1.30%
147,179	*	1-800-FLOWERS.COM, Inc (Class A)	283
1,610,000	*,e	Alibaba.com Ltd	2,854
102,402	*	Allion Healthcare, Inc	609
1,976,079	*	Amazon.com, Inc	165,318
5,100	*,e	Asahi Co Ltd	141
109,346		Avenir Telecom	87
32,825		Axis Communications AB	349
254,508	e	Barnes & Noble, Inc	5,251
20,867		BayWa AG.	580
18,650	e	Belluna Co Ltd	71
133,393		Big 5 Sporting Goods Corp	1,475
40,491		BIM Birlesik Magazalar AS	1,419
64,353	*,e	Blue Nile, Inc	2,767
19,521		Books-A-Million, Inc	139
369,748	*,e	Borders Group, Inc	1,361
77,424	*,e	Build-A-Bear Workshop, Inc	346
220,770	*	Buongiorno SpA	240
9,000,000	m	C&O Pharmaceutical Technology Holdings Ltd	1,305
222,407	*,e	Cabela's, Inc	2,736
194,767	e	Cash America International, Inc	4,556
280,000		Chemoil Energy Ltd	129

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
3,500,000	*	China WindPower Group Ltd	$384
2,528,000	*	CK Life Sciences International Holdings, Inc	116
360,277	*,e	CKX, Inc	2,554
9,460		cocokara fine HOLDINGS, Inc	145
333,533	*,e	Coldwater Creek, Inc	2,021
6,900		Cosmos Pharmaceutical Corp	124
10,116,433		CVS Corp	322,410
111,307		DCC plc	2,295
514,298	*,e	Dick's Sporting Goods, Inc	8,846
521,497	*,e	Dollar Tree, Inc	21,955
23,116	e	Douglas Holding AG.	876
123	*,e	Dr Ci:Labo Co Ltd	206
477,687	*,e	Drugstore.Com	869
252,529	*	Ezcorp, Inc (Class A)	2,722
42,074	*,e	Fuqi International, Inc	871
4,435,444		Game Group PLC	12,004
7,666	*	Gander Mountain Co	46
5,500	*	Growell Holdings Co Ltd	81
46,631	*	Grupa Lotos S.A.	297
119,790	*,e	GSI Commerce, Inc	1,707
15,710		Hellenic Duty Free Shops S.A.	157
143,239	*,e	Hibbett Sports, Inc	2,578
7,160,844		Home Retail Group	30,631
228,315	*,e	HSN, Inc	2,413
6,176,279		Hutchison Whampoa Ltd	40,365
87,300		Itochu Enex Co Ltd	541
97,119		Jean Coutu Group PJC, Inc/The	816
112,661		JJB Sports plc	59
146,219	*,e	Jo-Ann Stores, Inc	3,022
104,787	*	Kirkland's, Inc	1,258
7,800		Liquor Stores Income Fund	88
52,945	e	Majestic Wine plc	164
408,040	*,e	Marvel Entertainment, Inc	14,522
19,100	*	Megane TOP Co Ltd	293
339,760	e	Metro AG.	16,215
25,300		Mitsuuroko Co Ltd	141
249,804	e	MSC Industrial Direct Co (Class A)	8,863
64	*	MTI Ltd	136
189,030	e	N Brown Group plc	668
27,100	e	Nippon Gas Co Ltd	400
32,800	e	Nissen Holdings Co Ltd	133
172,289	e	Nutri/System, Inc	2,498
2,073,704	*,e	Office Depot, Inc	9,456
397,320	e	OfficeMax, Inc	2,495
29,000		Okuwa Co Ltd	341
1,365,485		Origin Energy Ltd	16,109
2,815,000	*	OSIM International Ltd	729
8,000		Otsuka Kagu Ltd	65
70,281	*,e	Overstock.com, Inc	841
23,100		Paris Miki, Inc	225
1,318,500		Parkson Retail Group Ltd	1,885
66,308	*	PC Connection, Inc	348
67,259	*,e	PC Mall, Inc	455
796,992		Petsmart, Inc	17,103

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
214,784	*,e	Priceline.com, Inc	$23,959
77,736		Pricesmart, Inc	1,302
3,598,320	*,e	Rite Aid Corp	5,433
1,044,000		SA SA International Holdings Ltd	392
28,700	e	Senshukai Co Ltd	198
273,703	e	Shoppers Drug Mart Corp	11,763
142,977	*,e	Shutterfly, Inc	1,995
325,923		Signet Jewelers Ltd	6,786
79,056		Signet Jewelers Ltd (London)	1,596
59,000		Sinanen Co Ltd	299
62,810	*,e	Stamps.com, Inc	533
4,120,331	e	Staples, Inc	83,106
120,500	e	Sugi Pharmacy Co Ltd	2,483
37,100	e	Sundrug Co Ltd	822
65,906	e	Systemax, Inc	785
27,160		Takkt AG.	289
249		Telepark Corp	333
390,953	e	Tiffany & Co	9,915
17,400	*	Tsuruha Holdings, Inc	524
274,103		Tsutsumi Jewelry Co Ltd	5,096
4,232,810		Walgreen Co	124,444
273,110		WH Smith plc	1,879
244,088	e	World Fuel Services Corp	10,064
29,000	e	Xebio Co Ltd	631
148,820	*,e	Zale Corp	512
101,053	*,e	Zumiez, Inc	809
		TOTAL MISCELLANEOUS RETAIL	1,044,506

MOTION PICTURES - 0.53%
79,635	*	Ascent Media Corp (Series A)	2,117
192,873		Astral Media, Inc	4,931
169,783	*	Avid Technology, Inc	2,277
5,900,000	*	Big Media Group Ltd	107
62,017	*	Carmike Cinemas, Inc	520
194,234		Cinemark Holdings, Inc	2,199
42,900		Cineplex Galaxy Income Fund	580
105,700	e	Culture Convenience Club Co Ltd	906
820,671	*,e	Discovery Communications, Inc (Class A)	18,506
1,186,155	*	Discovery Communications, Inc (Class C)	24,351
251,056	*	DreamWorks Animation SKG, Inc (Class A)	6,927
78,814	*	EM.Sport Media AG.	232
795,000	*	eSun Holdings Ltd	103
88,454	*,e	Gaiam, Inc (Class A)	484
406,858	e	HMV Group plc	755
5,183		Kinepolis	156
390,119	*,e	Macrovision Solutions Corp	8,508
230,915	e	National CineMedia, Inc	3,177
131,017		News Corp (ADR)	1,412
12,267,340		News Corp (Class A)	111,754
370,183	e	Regal Entertainment Group (Class A)	4,920
45,697	*	Rentrak Corp	751
65,000	e	Shochiku Co Ltd	528
8,625,055		Time Warner, Inc	217,264

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
83,900		Toei Animation Co Ltd	$1,446
51,000		Toei Co Ltd	254
102,557	e	Toho Co Ltd	1,677
25,700		Tohokushinsha Film Corp	158
596,583	*,e	tw telecom inc (Class A)	6,127
51,950	*	Vertice Trescientos Sesenta Grados S.A.	30
		TOTAL MOTION PICTURES	423,157

NONDEPOSITORY INSTITUTIONS - 0.93%
23,941		Aareal Bank AG.	264
9,707	e	Acom Co Ltd	243
327,378		Advance America Cash Advance Centers, Inc	1,450
242,646	e	Aeon Credit Service Co Ltd	3,181
778,303	m	Aeon Thana Sinsap Thailand PCL	720
114,425	e	Aiful Corp	441
1,206,973	e	American Capital Ltd	3,874
4,870,124		American Express Co	113,182
329,251	*,e	AmeriCredit Corp	4,461
800,127		Apollo Investment Corp	4,801
291,000	f	ARA Asset Management Ltd	117
548,860	e	Ares Capital Corp	4,424
84,275	*	Banca Italease S.p.A.	174
649,880		Bank of Cyprus Public Co Ltd	3,674
133,896		Bank Pekao S.A.	4,831
75,265		BlackRock Kelso Capital Corp	469
111,668		BlueBay Asset Management plc	389
1,603,827		BM&FBOVESPA S.A.	9,642
187,918	*,e	Boise, Inc	323
266,825	m	Bradford & Bingley plc	–	^
2,730		California First National Bancorp	31
3,007,199		Capital One Financial Corp	65,798
1,684,747		CapitalSource, Inc	8,222
628,465	e,m	Cattles plc	71
1,081,369	e	Challenger Financial Services Group Ltd	1,952
150,389		Challenger Infrastructure Fund	182
14,220,342	e	Chimera Investment Corp	49,629
1,242,491	e	CIT Group, Inc	2,671
213,383		Collins Stewart plc	253
274,873	*	Companhia Brasileira de Meios de Pagamento	2,364
117,968	*	CompuCredit Corp	271
31,224	*,e	Credit Acceptance Corp	682
216,314	e	Credit Saison Co Ltd	2,757
1,491,591		Criteria Caixacorp S.A.	6,884
3,479,825		Discover Financial Services	35,738
33,482	*,e	Doral Financial Corp	84
84,414	*,e	Encore Capital Group, Inc	1,118
16,293	*	ePlus, Inc	237
32,200	e	Federal Home Loan Mortgage Corp	20
878,261	*,e	Federal National Mortgage Association	509
136,584	e	Financial Federal Corp	2,807
115,844	*	First Cash Financial Services, Inc	2,030
5,865,353		First Financial Holding Co Ltd	3,504

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
337,082	*,e	First Marblehead Corp	$681
808,000	*	First Shanghai Investments Ltd	107
7,004	*	Formuepleje Epikur AS	254
127,345	e	Gladstone Investment Corp	615
592,771	e	GLG Partners, Inc	2,424
781,851	*,e	Global Ship Lease, Inc (Class A)	1,407
350,000	*	Golden Pond Healthcare, Inc	2,721
1,233	*,e	Guaranty Financial Group, Inc	–	^
572,996	*,e	Heckmann Corp	2,149
652,738	e	Henderson Group plc	985
169,975		Hercules Technology Growth Capital, Inc	1,421
90,300		Hitachi Capital Corp	1,225
223,000		Hong Leong Finance Ltd	406
260,837		Housing Development Finance Corp	12,767
367,623		HSBC Infrastructure Co Ltd	661
4,061	*	Hypo Real Estate Holding AG.	8
9,368		Indiabulls Securities Ltd	8
106,193	*	Information Services Group, Inc	320
717,741		Infrastructure Development Finance Co Ltd	2,034
79,535	e	Intermediate Capital Group plc	633
354,869	e	International Personal Finance plc	428
423,291	e	Investor AB (B Shares)	6,529
15,855		IWBank S.p.A	40
222,000		Jaccs Co Ltd	495
1,376,500	e	Japan Securities Finance Co Ltd	11,631
361,621	*	KB Financial Group, Inc	12,149
98,974		Kohlberg Capital Corp	626
1,382,785		Lancashire Holdings Ltd	10,613
603,676		Lender Processing Services, Inc	16,764
557,916		Marfin Popular Bank Public Co Ltd	1,636
399,441	*,e	MCG Capital Corp	971
82,534		Medallion Financial Corp	631
144,224	*,e	Mercadolibre, Inc	3,877
264,711		Moneysupermarket.com Group plc	213
103,037	*,e	Nelnet, Inc (Class A)	1,400
106,694	*,e	NewStar Financial, Inc	204
112,253		NGP Capital Resources Co	659
208,375	*,e	Ocwen Financial Corp	2,703
126,200	*,e	OMC Card, Inc	288
216,500	*,e	Orient Corp	270
567,955	e	ORIX Corp	34,254
1,286	e	Osaka Securities Exchange Co Ltd	6,181
384,075		Paragon Group of Cos plc	480
122,767	e	PennantPark Investment Corp	872
308,008	*,e	PHH Corp	5,600
18,468	e	Promise Co Ltd	236
140,664	e	Provident Financial plc	1,836
336,000		Public Financial Holdings Ltd	152
419,200		Redecard S.A.	6,450
40,740		Samsung Card Co	1,437
5	*,b,m	SFCG Co Ltd	–	^
2,439,386	e	Siemens AG.	168,231

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
5,794,410	*,e	SLM Corp	$59,509
275,477		Smiths News plc	501
15,575	e	Student Loan Corp	579
6,623,650		Taiwan Cooperative Bank	3,816
112,280	e	Takefuji Corp	615
284	*,b	Thornburg Mortgage, Inc	–	^
115,333		TICC Capital Corp	509
1,011,008		Tower Australia Group Ltd	2,281
43,103	*,e	Tree.com, Inc	414
36,763	*	Triangle Capital Corp	401
400,051		Tullett Prebon plc	1,948
250,000		Westway Group, Inc	1,081
100,263	*,e	World Acceptance Corp	1,996
		TOTAL NONDEPOSITORY INSTITUTIONS	746,806

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,228,590		Adelaide Brighton Ltd	2,227
129,885	e	AMCOL International Corp	2,803
247,232	*	Cardium Therapeutics, Inc	457
159,579	e	Compass Minerals International, Inc	8,762
102,409	*	Gem Diamonds Ltd	259
342,404	*,e	General Moly, Inc	760
5,018,922		Grupo Mexico S.A. de C.V. (Series B)	5,492
542,196		Haci Omer Sabanci Holding AS	1,457
80,472		Harry Winston Diamond Corp	479
4,523	e	Imerys S.A.	189
227,344	e	K+S AG.	12,768
44,000	*	Migao Corp	291
451,702	*	Mineral Deposits Ltd	226
13,600	e	Nippon Ceramic Co Ltd	153
60,000		Nittetsu Mining Co Ltd	257
75,859	*	Petra Diamonds Ltd	52
125,900	*	Rubicon Minerals Corp	373
14,098		S&B Industrial Minerals S.A.	98
9,038	*,e	United States Lime & Minerals, Inc	383
346,006	e	Vulcan Materials Co	14,914
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	52,400

OIL AND GAS EXTRACTION - 4.94%
246,800	e	Acergy S.A.	2,426
223,429	e	Addax Petroleum Corp	9,476
150,707		Advantage Energy Income Fund	635
184,948	e	AED Oil Ltd	114
607,205	*	Afren plc	532
204,400	e	Aker Kvaerner ASA	1,688
38,519		AltaGas Income Trust	532
3,152,888		Anadarko Petroleum Corp	143,110
3,023,082		Apache Corp	218,115
44,866	e	APCO Argentina, Inc	863
50,547	*,e	Approach Resources, Inc	349
191,380	*,e	Arena Resources, Inc	6,095
925,153	*	Arrow Energy NL	2,646
191,552	e	Atlas America, Inc	3,423

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
160,870	*,e	ATP Oil & Gas Corp	$1,120
184,641	*,e	Atwood Oceanics, Inc	4,599
700,346		Australian Worldwide Exploration Ltd	1,450
1,345,426		Baker Hughes, Inc	49,027
200,670	*	Bankers Petroleum Ltd	343
164,305	*,e	Basic Energy Services, Inc	1,122
135,184		Baytex Energy Trust	2,277
1,416,413		Beach Petroleum Ltd	902
247,888	e	Berry Petroleum Co (Class A)	4,608
11,642,483		BG Group plc	194,990
211,939	*,e	Bill Barrett Corp	5,820
77,457	*,e	Birchcliff Energy Ltd	403
1,197,573	e	BJ Services Co	16,323
171,300	*,e	BlackPearl Resources, Inc	221
2,071,700	e	Boart Longyear Group	434
14,225		Bonterra Oil & Gas Ltd	268
477,176	*	Boots & Coots, Inc	663
441,019	*,e	Brigham Exploration Co	1,539
137,718	*,e	Bronco Drilling Co, Inc	589
812,765		Cabot Oil & Gas Corp	24,903
240,349	*	Cairn Energy plc	9,261
289,389	*	Cairn India Ltd	1,406
285,235	*	Cal Dive International, Inc	2,462
30,997		Calfrac Well Services Ltd	329
98,647	*	Calvalley Petroleums, Inc	181
1,559,558	*	Cameron International Corp	44,135
181,437		Canadian Natural Resources Ltd	9,524
1,351,736		Canadian Natural Resources Ltd (Canada)	71,111
275,986		Canadian Oil Sands Trust	6,594
620,972	*	Carnarvon Petroleum Ltd	408
140,437	*,e	Carrizo Oil & Gas, Inc	2,408
16,115	*,e	CAT Oil AG.	93
30,117	*,e	Celtic Exploration Ltd	395
261,570	*,e	Cheniere Energy, Inc	769
2,605,871	e	Chesapeake Energy Corp	51,674
5,688,000	e	China Oilfield Services Ltd	6,172
272,749	e	Cimarex Energy Co	7,730
53,008	*,e	Clayton Williams Energy, Inc	1,000
238,412		Clough Ltd	136
27,296,000		CNOOC Ltd	33,847
2,780,000		Cnpc Hong Kong Ltd	2,296
80,048	*,e	CNX Gas Corp	2,103
161,558	*,e	Compagnie Generale de Geophysique S.A.	2,903
328,293	*,e	Complete Production Services, Inc	2,088
144,717	*,e	Compton Petroleum Corp	165
323,551	*	Comstock Resources, Inc	10,693
1,683,301	*,e	Concho Resources, Inc	48,294
296,757	*,e	Connacher Oil and Gas Ltd	235
62,633	*,e	Contango Oil & Gas Co	2,661
97,916	*,e	Continental Resources, Inc	2,717
89,329	*	Corridor Resources, Inc	204

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
32,445	*	CREDO Petroleum Corp	$347
1,234,873		Crescent Point Energy Trust	36,436
78,828	*,e	Crew Energy, Inc	352
43,776	*	Cubic Energy, Inc	47
117,696	*	Dana Petroleum PLC	2,715
40,637	*,e	Dawson Geophysical Co	1,213
142,447		Daylight Resources Trust	903
954,867	*,e	Delta Petroleum Corp	1,843
7,766,580	*,e	Denbury Resources, Inc	114,402
743,000	*,e	DET Norske Oljeselskap	924
65,200	*	Det Norske Oljeselskap ASA	570
1,839,001		Devon Energy Corp	100,226
355,599	e	Diamond Offshore Drilling, Inc	29,532
487,166	*	Eastern Star Gas Ltd	314
20,800	*,e	Electromagnetic GeoServices AS	15
48,847	*	Emerald Energy plc	400
1,469,560		EnCana Corp	72,862
350,091	*,e	Encore Acquisition Co	10,800
819,252	*,e	Endeavour International Corp	1,114
166,744	*,e	Energy Recovery, Inc	1,181
286,389		Enerplus Resources Fund	6,187
821,539	e	ENSCO International, Inc	28,647
202,745	e	Ensign Energy Services, Inc	2,963
1,449,489		EOG Resources, Inc	98,449
429,849	e	Equitable Resources, Inc	15,006
87,756	e	Etablissements Maurel et Prom	1,487
562,899	*,e	EXCO Resources, Inc	7,273
203,858	*,e	Exterran Holdings, Inc	3,270
67,496	*	Fairborne Energy Ltd	215
35,090	*	Flint Energy Services Ltd	348
361,235	*,e	Forest Oil Corp	5,390
1,286,000		Formosa Petrochemical Corp	3,065
53,480	e	Fred Olsen Energy ASA	1,817
211,262	*,e	FX Energy, Inc	801
685,126		GAIL India Ltd	4,124
96,597	*,e	Galleon Energy, Inc	353
142,465	*,e	Gasco Energy, Inc	40
120,800		Gazpromneft OAO (ADR)	1,956
41,460	*	Geokinetics, Inc	566
41,428	*	Georesources, Inc	423
577,117	*,e	Global Industries Ltd	3,266
128,072	*,e	GMX Resources, Inc	1,363
130,471	*,e	Goodrich Petroleum Corp	3,208
168,543	*,e	Gulfport Energy Corp	1,155
63,533	*	Gulfsands Petroleum PLC	196
5,050,845		Halliburton Co	104,552
48,212	*	Hardy Oil & Gas plc	270
231,092		Harvest Energy Trust	1,258
165,611	*,e	Harvest Natural Resources, Inc	730
321,341	*,e	Helix Energy Solutions Group, Inc	3,493
375,756	e	Helmerich & Payne, Inc	11,600
503,841	*,e	Hercules Offshore, Inc	2,000

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
153,800	*,e	Heritage Oil Ltd	$1,349
58,516	*	Highpine Oil & Gas Ltd (Class A)	221
387,646	e	Husky Energy, Inc	10,841
9,375	e	Idemitsu Kosan Co Ltd	806
1,145		Inpex Holdings, Inc	9,176
5,099	*	Isramco, Inc	543
175,997	*,e	Iteration Energy Ltd	177
192,473	*	Ivanhoe Energy, Inc	295
4,300		Japan Petroleum Exploration Co	239
172,927		JKX Oil & Gas plc	585
1,268,000		K1 Ventures Ltd	131
31,000		Kanto Natural Gas Development Ltd	183
110,837	*	Karoon Gas Australia Ltd	812
52,025	e	Kayne Anderson Energy Development Co	690
76,676	f	KazMunaiGas Exploration Production (GDR)	1,457
1,133,225	*	Key Energy Services, Inc	6,527
332,343	e	Linn Energy LLC	6,504
33,224	*,e	Lundin Petroleum AB	257
49,980	e	Major Drilling Group International	785
294,871	*,e	Mariner Energy, Inc	3,465
474,747	*,e	McMoRan Exploration Co	2,829
83,818	e	Melrose Resources plc	359
1,301,470	*,e	Nabors Industries Ltd	20,277
47,100		NAL Oil & Gas Trust	379
2,599,115	*	National Oilwell Varco, Inc	84,887
666,144		New Zealand Oil & Gas Ltd	679
695,298	*	Newfield Exploration Co	22,715
541,687	*	Newpark Resources, Inc	1,544
754,281		Nexen, Inc	16,387
444,750	*	Nexus Energy Ltd	131
52,601	e	Niko Resources Ltd	3,618
117,000		Noble Corp	3,539
793,788	e	Noble Energy, Inc	46,810
119,768	*	Northern Oil And Gas, Inc	763
122,000	*	Norwegian Energy Co AS.	351
112,404	f	NovaTek OAO (GDR)	5,362
111,279	*,e	NuVista Energy Ltd	981
8,289,997		Occidental Petroleum Corp	545,564
182,159	*,e	Oceaneering International, Inc	8,234
14,600		OGX Petroleo e Gas Participacoes S.A.	7,445
316,480		Oil & Natural Gas Corp Ltd	7,051
931,892	*,e	Oilsands Quest, Inc	895
168,836	*,e	OPTI Canada, Inc	283
142,333	*,e	PA Resources AB	517
243,489	*,e	Pacific Rubiales Energy Corp	2,008
36,815	e	Panhandle Oil and Gas, Inc (Class A)	723
282,546	*,e	Parallel Petroleum Corp	548
142,161		Paramount Energy Trust	559
27,889	*	Paramount Resources Ltd (Class A)	144
645,038	*,e	Parker Drilling Co	2,799
1,299,576	e	Patterson-UTI Energy, Inc	16,713
257,581		Penn Virginia Corp	4,217
843,830		Penn West Energy Trust	10,744

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
37,590	*,e	Petro Andina Resources, Inc (Class A)	$291
89,947	*,e	Petrobank Energy & Resources Ltd	2,612
813,170		Petro-Canada	31,404
986,704	*,e	PetroHawk Energy Corp	22,003
3,569,412		Petroleo Brasileiro S.A.	73,028
2,780,397		Petroleo Brasileiro S.A. (ADR)	113,941
4,110,273		Petroleo Brasileiro S.A. (Preference)	68,068
96,771	*	Petroleum Development Corp	1,518
239,300	*	Petroleum Geo-Services ASA	1,483
1,191,000	*,e	Petrolia Drilling ASA	81
37,726	*	Petrominerales Ltd	425
61,746	*,e	Petroplus Holdings AG.	1,020
254,622	*,e	Petroquest Energy, Inc	940
77,167		Peyto Energy Trust	622
281,853	*,e	Pioneer Drilling Co	1,350
371,713	e	Pioneer Natural Resources Co	9,479
388,648	*,e	Plains Exploration & Production Co	10,633
46,445	*	Portland Gas plc	71
101,958	*,e	PowerSecure International, Inc	434
558,400		PPB Group BHD	1,843
151,944		Precision Drilling Trust	730
150,748	*	Premier Oil plc	2,708
1,606,496	*,e	Pride International, Inc	40,259
1,212	*,e	PrimeEnergy Corp	43
178,261		ProEx Energy Ltd	1,557
256,200	e	ProSafe ASA	1,283
147,400	*,e	Prosafe Production Public Ltd	277
312,223		Provident Energy Trust	1,562
1,514,669		PTT Exploration & Production PCL	6,046
144,467	*	Questerre Energy Corp	176
365,864	*,e	Quicksilver Resources, Inc	3,399
3,375,386	e	Range Resources Corp	139,775
129,931	*	Real Resources, Inc	1,228
164,516	*	Regal Petroleum plc	168
917,369	*	Reliance Petroleum Ltd	2,401
107,031	*,e	Rex Energy Corp	610
137,963	*,e	Riversdale Mining Ltd	589
730,933	*,e	Roc Oil Co Ltd	462
476,436	e	Rowan Cos, Inc	9,205
142,883	e	RPC, Inc	1,193
105,318	*	Salamander Energy plc	338
1,379,441		Santos Ltd	16,273
65,838	e	Savanna Energy Services Corp	345
24,315	e	SBM Offshore NV	415
6,200,285		Schlumberger Ltd	335,497
68,100	*,e	SEACOR Holdings, Inc	5,124
64,361	e	SeaDrill Ltd	919
50	*	Serval Integrated Energy Service	–	^
304,911	*,e,m	Sibir Energy plc	877
83,588		SK Energy Co Ltd	6,725
821,827		Smith International, Inc	21,162
41,164	*	Soco International plc	775

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
103,000	*,e	Songa Offshore SE	$335
1,271,625	*	Southwestern Energy Co	49,403
206,435	e	St. Mary Land & Exploration Co	4,308
1,483,777	*	Sterling Energy plc	54
224,032	*,e	Stone Energy Corp	1,662
31,842	*	Storm Exploration, Inc	320
91,700	*,e	Subsea 7, Inc	936
314,434	*,e	Sulphco, Inc	289
256,656	*	Superior Energy Services	4,432
76,168		Superior Plus Corp	686
98,172	*,e	Superior Well Services, Inc	584
1,003,916	e	Surgutneftegaz (ADR)	6,977
358,500	e	Surgutneftegaz (ADR) (London)	2,474
188,697	*,e	Swift Energy Co	3,142
361,576	*	Syntroleum Corp	799
2,233,326	e	Talisman Energy, Inc	32,084
290,252	*	Tatneft (GDR)	7,111
163,509	e	Technip S.A.	8,003
414,733	*,e	Tetra Technologies, Inc	3,301
84,449	*	TGC Industries, Inc	411
148,000	*,e	TGS Nopec Geophysical Co ASA	1,462
305,078	e	Tidewater, Inc	13,079
97,615		Toreador Resources Corp	654
146,998	e	Trican Well Service Ltd	1,266
73,280		Trilogy Energy Trust	378
89,866	e	Trinidad Drilling Ltd	380
3,073,676		Tullow Oil plc	47,408
66,457	*,e	Union Drilling, Inc	440
135,459	*,e	Unit Corp	3,735
408,484	*	UTS Energy Corp	551
503,025	*,e	Vaalco Energy, Inc	2,128
140,758	*,e	Venoco, Inc	1,080
169,774		Venture Production plc	2,268
21,025	*,e	Verenex Energy, Inc	108
47,668		Vermilion Energy Trust	1,198
381,535	e	W&T Offshore, Inc	3,716
298,577	*,e	Warren Resources, Inc	732
628,601	*,e	Weatherford International Ltd	12,295
78,708	*,e	West Siberian Resources Ltd (GDR)	893
165,896	*,e	Whiting Petroleum Corp	5,833
285,263	*	Willbros Group, Inc	3,569
352,980	e	Woodside Petroleum Ltd	12,290
5,583,063		XTO Energy, Inc	212,938
9,400		Zargon Energy Trust	128
60,661	*	Zion Oil & Gas, Inc	644
		TOTAL OIL AND GAS EXTRACTION	3,982,215

PAPER AND ALLIED PRODUCTS - 0.43%
57,431	e	Altri SGPS S.A.	180
530,968		Aracruz Celulose S.A.	789
466,385		Bemis Co	11,753
67,944		Billerud AB	330
221,598	*	Buckeye Technologies, Inc	995

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
90,624	*,e	Canfor Corp	$390
103,772		Cascades, Inc	413
274,978	*,e	Cenveo, Inc	1,163
57,000	*	Chuetsu Pulp & Paper Co Ltd	140
71,069	e	Corporate Express Australia Ltd	213
72,000		Daio Paper Corp	632
237,079	*,e	Domtar Corporation	3,931
818,855		DS Smith plc	896
110,252		Empresas CMPC S.A.	2,874
72,977		Exor S.p.A	1,050
18,400		FP Corp	810
252,908		Glatfelter	2,251
613,304	*,e	Graphic Packaging Holding Co	1,122
168,918		Greif, Inc (Class A)	7,470
67,802	e	Grupo Empresarial Ence S.A.	181
793,700		Hengan International Group Co Ltd	3,718
125,500	e	Hokuetsu Paper Mills Ltd	621
126,256	e	Holmen AB (B Shares)	2,758
114,065		Huhtamaki Oyj	1,176
3,228,702		International Paper Co	48,850
120,662	*	Kapstone Paper and Packaging Corp	566
2,394,043		Kimberly-Clark Corp	125,520
875,076		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,355
229,535	e	Kinnevik Investment AB (Series B)	2,350
527,195		Klabin S.A.	804
100,200	e	Kokuyo Co Ltd	878
10,832		Mayr-Melnhof Karton AG.	913
717,670		MeadWestvaco Corp	11,777
151,239		Metso Oyj	2,822
9,032		Miquel y Costas & Miquel S.A.	175
236,000	e	Mitsubishi Paper Mills Ltd	331
23,183	e	Mondi Ltd	100
400,649		Mondi plc	1,364
163,409	e	M-real Oyj (B Shares)	121
80,852		Neenah Paper, Inc	712
151,900	e	Nippon Paper Group, Inc	3,934
185,600	*,e	Norske Skogindustrier ASA	272
657,893	e	OJI Paper Co Ltd	2,834
27,480	*	Orchids Paper Products Co	565
10,000	*	Pack Corp	148
545,172		Packaging Corp of America	8,832
30,976		Papeles y Cartones de Europa S.A.	119
746,827		PaperlinX Ltd	256
121		Pilot Corp	149
165,281		Portucel Empresa Produtora de Pasta e Papel S.A.	405
261,000		Rengo Co Ltd	1,682
310,030		Rock-Tenn Co (Class A)	11,831
34,200	e	Sanrio Co Ltd	297
544,858		Sappi Ltd	1,604
84,868	e	Schweitzer-Mauduit International, Inc	2,309
62,788		Semapa-Sociedade de Investimento e Gestao	510
17,073	*	Sequana	117
170,792		Smurfit Kappa Group plc	922

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,142,440		Sonoco Products Co	$27,361
516,293	e	Stora Enso Oyj (R Shares)	2,723
1,584,292	e	Svenska Cellulosa AB (B Shares)	16,634
409,597	e	Temple-Inland, Inc	5,374
138,000		Tokushu Tokai Holdings Co Ltd	381
80,247	e	Uni-Charm Corp	6,139
468,651	e	UPM-Kymmene Oyj	4,083
106,222		Votorantim Celulose e Papel S.A.	1,141
254,166	e	Wausau Paper Corp	1,708
		TOTAL PAPER AND ALLIED PRODUCTS	348,824

PERSONAL SERVICES - 0.12%
11,288,105		Chaoda Modern Agriculture	6,627
591,723	e	Cintas Corp	13,514
152,530	*,e	Coinstar, Inc	4,073
24,660		CPI Corp	419
221,611		Davis Service Group plc	1,216
54,689		Dignity plc	542
107,407		G & K Services, Inc (Class A)	2,272
1,853,606		H&R Block, Inc	31,937
107,868	e	Invocare Ltd	504
172,269	e	Jackson Hewitt Tax Service, Inc	1,078
1,483,373		Kuala Lumpur Kepong BHD	5,022
57,995	*	Mac-Gray Corp	768
249,556		Regis Corp	4,345
1,913,300	e	Rentokil Initial plc	2,817
501,653	*,e	Sally Beauty Holdings, Inc	3,191
970,761	e	Service Corp International	5,320
97,714	*,e	Steiner Leisure Ltd	2,983
80,116		Unifirst Corp	2,978
218,493	e	Weight Watchers International, Inc	5,631
		TOTAL PERSONAL SERVICES	95,237

PETROLEUM AND COAL PRODUCTS - 5.24%
59,044	e	Alon USA Energy, Inc	611
34,400		AOC Holdings, Inc	322
574,422		Ashland, Inc	16,113
88,378		Bharat Petroleum Corp Ltd	793
41,222,630		BP plc	324,041
430,218	e	BP plc (ADR)	20,513
104,761	e	Caltex Australia Ltd	1,169
10,772,473		Chevron Corp	713,677
20,008,764		China Petroleum & Chemical Corp	15,258
6,772,524		ConocoPhillips	284,852
260,000	e	Cosmo Oil Co Ltd	885
201,489	*,e	CVR Energy, Inc	1,477
32,700	e	Daiseki Co Ltd	721
73,331	e	Delek US Holdings, Inc	622
3,952,165		Ecopetrol S.A.	4,756
2,923,584		ENI S.p.A.	69,108
45,324	e	ERG S.p.A.	627
5,221		Esso SA Francaise	692
24,025,160		Exxon Mobil Corp	1,679,600
342,130	e	Frontier Oil Corp	4,485

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
159,030	e	Galp Energia SGPS S.A.	$2,231
1,188,171	*	Gran Tierra Energy, Inc	4,099
16,098	*	Green Plains Renewable Energy, Inc	105
234,692	*,e	Headwaters, Inc	789
18,543		Hellenic Petroleum S.A.	179
1,529,732		Hess Corp	82,223
142,690	e	Holly Corp	2,566
551,786	e	Imperial Oil Ltd	21,404
177,813	*	Linc Energy Ltd	219
600,776		LUKOIL (ADR)	26,656
4,036,412		Marathon Oil Corp	121,617
80,150		Motor Oil Hellas Corinth Refineries S.A.	860
1,408,675	e	Murphy Oil Corp	76,519
19,292	e	Neste Oil Oyj	268
460,334		Nippon Mining Holdings, Inc	2,399
163,656		OMV AG.	6,128
38,915		Parkland Income Fund	307
22,000	m	Peab Industri AB (B Shares)	94
25,816,542		PetroChina Co Ltd	28,648
179,466		PGG Wrightson Ltd	131
311,721		Polski Koncern Naftowy Orlen S.A.	2,591
1,093,450		PTT PCL	7,510
85,680		Quaker Chemical Corp	1,139
757,317		Reliance Industries Ltd	31,987
981,299	e	Repsol YPF S.A.	21,943
3,189,930	f	Rosneft Oil Co (GDR)	17,385
3,944,802	e	Royal Dutch Shell plc (A Shares)	98,518
3,100,644		Royal Dutch Shell plc (B Shares)	77,844
567,244	*,e	SandRidge Energy, Inc	4,833
272,822		Saras S.p.A.	777
38,962	e	Showa Shell Sekiyu KK	413
338,000		Singapore Petroleum Co Ltd	1,449
44,886		SK Corp	3,752
52,587		S-Oil Corp	2,349
1,027,126	e	Statoil ASA	20,223
2,370,345	e	Suncor Energy, Inc	71,916
1,410,595	e	Suncor Energy, Inc (Canada)	42,895
378,771	e	Sunoco, Inc	8,787
1,249,183	e	Tesoro Corp	15,902
841,200		Thai Oil PCL	877
621,872	e	TonenGeneral Sekiyu KK	6,346
3,931,193	e	Total S.A.	212,212
126,148		Tupras Turkiye Petrol Rafine	1,539
2,582,228		Valero Energy Corp	43,614
83,368		WD-40 Co	2,418
1,058,116	*,e	Western Refining, Inc	7,470
		TOTAL PETROLEUM AND COAL PRODUCTS	4,224,453

PIPELINES, EXCEPT NATURAL GAS - 0.10%
467,690	e	APA Group	1,036
8,500		Enbridge Income Fund	84
83,330		Pembina Pipeline Income Fund	1,065
2,504,761		Spectra Energy Corp	42,381
861,190	e	TransCanada Corp	23,189

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,404,883		Wellstream Holdings plc	$11,845
59,700		Westshore Terminals Income Fund	592
		TOTAL PIPELINES, EXCEPT NATURAL GAS	80,192

PRIMARY METAL INDUSTRIES - 0.98%
19,685	e	Acerinox S.A.	364
16,577	*,e	Advanced Metallurgical Group NV	113
138,000	*,e	Aichi Steel Corp	523
815,703		AK Steel Holding Corp	15,653
3,582,395	e	Alcoa, Inc	37,006
387,751	e	Allegheny Technologies, Inc	13,544
4,376,000	e	Aluminum Corp of China Ltd	4,144
1,118,720	e	Angang New Steel Co Ltd	1,856
643,137	*,e	ArcelorMittal	21,103
13,247	*	Armtec Infrastructure Income Fund	202
32,306	e	BE Group AB	135
15,827		Bekaert S.A.	1,625
309,159	e	Belden CDT, Inc	5,163
2,431,083		BlueScope Steel Ltd	4,956
161,366		Bodycote plc	340
118,967	*,e	Brush Engineered Materials, Inc	1,993
54,584	e	Canam Group, Inc	310
247,477		Carpenter Technology Corp	5,150
494,685		Catcher Technology Co Ltd	1,179
380,260	*,e	Century Aluminum Co	2,369
9,701,859		China Steel Corp	8,339
65,000		Chugai Ro Co Ltd	192
317,085	*,e	CommScope, Inc	8,327
507,868		Companhia Siderurgica Nacional S.A.	11,306
25,599	*	Corinth Pipeworks S.A.	75
6,797,515		Corning, Inc	109,169
54,225		Daewoo International Corp	1,173
61,923	e	Daido Steel Co Ltd	255
185,252		Delta PLC	354
53,380		Dongkuk Steel Mill Co Ltd	1,083
47,485		DOWA HOLDINGS CO Ltd	198
35,333		Draka Holding	472
50,056		Duro Felguera S.A.	453
3,431		EL Ezz Aldekhela Steel Alexandria	436
610,578		El Ezz Steel Co	1,321
30,703		Elval Aluminium Process Co	62
107,103	e	Encore Wire Corp	2,287
599,653	*,e	Equinox Minerals Ltd	1,387
333,063		Eregli Demir ve Celik Fabrikalari TAS	960
20,007	f	Evraz Group S.A. (GDR)	379
470,050		Feng Hsin Iron & Steel Co	697
412,000	e	Fujikura Ltd	2,074
2,320,127	e	Furukawa Electric Co Ltd	10,501
87,000		Furukawa-Sky Aluminum Corp	166
79,951	*,e	Fushi Copperweld, Inc	661
204,976	*,e	General Cable Corp	7,703
74,022	*	General Steel Holdings, Inc	294
177,647		Gerdau Ameristeel Corp	1,225

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
179,050		Gerdau S.A.	$1,451
686,502		Gerdau S.A. (Preference)	7,182
158,515	e	Gibraltar Industries, Inc	1,089
240,000		Godo Steel Ltd	717
37,586		Halcor S.A.	78
67,402	*,e	Haynes International, Inc	1,597
1,088,627		Hindalco Industries Ltd	1,965
23,513		Hoganas AB (Class B)	254
196,374	*,e	Horsehead Holding Corp	1,463
176,690		Hubbell, Inc (Class B)	5,665
66,948		Hyundai Steel Co	3,101
474,649		JFE Holdings, Inc	16,013
249,000		JFE Shoji Holdings, Inc	923
1,916,412	e	Jiangxi Copper Co Ltd	3,140
185,709		Johnson Matthey plc	3,517
222,107		KGHM Polska Miedz S.A.	5,705
248,638		KME Group S.p.A.	176
1,329,671		Kobe Steel Ltd	2,484
29,500	e	Kyoei Steel Ltd	839
21,748	e	Leoni AG.	358
4,684,000	e	Maanshan Iron & Steel	2,949
27,120	f	Magnitogorsk Iron & Steel Works (GDR)	159
5,600	e	Maruichi Steel Tube Ltd	106
14,962	e	Matsuda Sangyo Co Ltd	239
172,360	e	Matthews International Corp (Class A)	5,364
216,700		Mechel Steel Group OAO (ADR)	1,809
125,807	*,e	Metalico, Inc	586
364,000		Midas Holdings Ltd	197
112,000		Mitsubishi Cable Industries Ltd	116
935,638		Mitsubishi Materials Corp	2,923
270,000	*	Mitsubishi Steel Manufacturing Co Ltd	636
494,398		Mitsui Mining & Smelting Co Ltd	1,283
249,091		Mittal Steel South Africa Ltd	3,085
257,657		Mueller Industries, Inc	5,359
158,000		Nakayama Steel Works Ltd	376
36,100		Neturen Co Ltd	279
113,000	e	Nippon Denko Co Ltd	754
63,000		Nippon Koshuha Steel Co Ltd	71
423,000		Nippon Light Metal Co Ltd	483
107,000	e	Nippon Metal Industry Co Ltd	238
2,642,423	e	Nippon Steel Corp	10,149
96,000		Nippon Yakin Kogyo Co Ltd	465
41,057		Norddeutsche Affinerie AG.	1,189
106,623	e	Norsk Hydro ASA	547
50,254	*,e	Northwest Pipe Co	1,747
1,268,993	e	Nucor Corp	56,381
56,197	e	Olympic Steel, Inc	1,375
1,091,617		OneSteel Ltd	2,269
36,100		Osaka Steel Co Ltd	655
20,262	e	Outokumpu Oyj	349
155,000	e	Pacific Metals Co Ltd	1,204
1,049,500		Parkson Holdings BHD	1,523
83,237		POSCO	27,671
43,473	e	POSCO (ADR)	3,594

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
900,052		Precision Castparts Corp	$65,731
13,389	*	Recylex S.A.	125
128,966	*,e	RTI International Metals, Inc	2,279
86,000		Sanyo Special Steel Co Ltd	329
9,662		Schmolz + Bickenbach AG.	267
115,734	e	Schnitzer Steel Industries, Inc (Class A)	6,118
314,950	f	Severstal (GDR)	1,707
28,985		Sidenor Steel Products Manufacturing Co S.A.	218
9,800	*,f,m	Siderar SAIC (ADR) (Class A)	506
2,046,373		Steel Authority Of India	6,457
1,332,570	e	Steel Dynamics, Inc	19,629
349,401		Sterlite Industries India Ltd	4,427
833,618		Straits Resources Ltd	1,417
1,326,112	*	Sumitomo Electric Industries Ltd	14,949
237,000	*	Sumitomo Light Metal Industries Ltd	253
9,075,537		Sumitomo Metal Industries Ltd	24,211
1,007,491	e	Sumitomo Metal Mining Co Ltd	14,255
9,856	*,e	Sutor Technology Group Ltd	32
230,000		SWCC Showa Holdings Co Ltd	275
25,889		Taihan Electric Wire Co Ltd	426
724,671		Tata Steel Ltd	5,909
68,865	e	Tenaris S.A.	936
133,120	e	Texas Industries, Inc	4,175
40,436	*,e	Timminco Ltd	43
331,989	e	Titanium Metals Corp	3,051
42,065		TKH Group NV	584
26,200	e	Toho Titanium Co Ltd	450
105,000		Toho Zinc Co Ltd	423
105,000	e	Tokyo Rope Manufacturing Co Ltd	364
471,011	e	Tokyo Steel Manufacturing Co Ltd	5,740
84,000		Toyo Kohan Co Ltd	392
163,676		Tredegar Corp	2,180
97,538		Tubacex S.A.	341
126,872		Tubos Reunidos S.A.	352
688,000		Tung Ho Steel Enterprise Corp	656
100,542		Umicore	2,281
663,948	e	United States Steel Corp	23,730
52,505	*,e	Universal Stainless & Alloy	854
261,477	*	Uranium Energy Corp	758
183,093		Usinas Siderurgicas de Minas Gerais S.A.	3,873
259,131		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	5,503
476,807	e	Vallourec	57,879
324,706	e	Voestalpine AG.	8,905
71,632	e	Von Roll Holding AG.	399
13,542,150		Walsin Lihwa Corp	4,334
338,243	e	Worthington Industries, Inc	4,326
237,000		Yamato Kogyo Co Ltd	7,024
103,000		Yodogawa Steel Works Ltd	524
		TOTAL PRIMARY METAL INDUSTRIES	792,721

PRINTING AND PUBLISHING - 0.40%
305,023	*,e	ACCO Brands Corp	860
62,507		Alma Media	426

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
229,618	e	American Greetings Corp (Class A)	$2,682
2,348,000		AMVIG Holdings Ltd	1,515
418,300		APN News & Media Ltd	497
110,532		Arnoldo Mondadori Editore S.p.A.	427
456,139		Belo (A.H.) Corp (Class A)	816
150,831	e	Bowne & Co, Inc	982
32,304		Caltagirone Editore S.p.A.	78
43,900	e	Cermaq ASA	350
132,971	*	China Information Security Technology, Inc	380
55,189	*,e	Consolidated Graphics, Inc	961
67,388		Courier Corp	1,028
41,279		CSS Industries, Inc	841
725,518		Dai Nippon Printing Co Ltd	9,971
363,812	e	Daily Mail & General Trust	1,700
111,017	e	De La Rue plc	1,664
150,460	*,e	Dolan Media Co	1,924
379,748		Dun & Bradstreet Corp	30,839
943,509	e	Eniro AB	868
145,553		Ennis, Inc	1,814
169,723	e	EW Scripps Co (Class A)	355
39,300		Fuji Seal International, Inc	709
20,133,000	*	Fung Choi Media Group Ltd	1,599
107,000	e	Gakken Co Ltd	208
730,980	e	Gannett Co, Inc	2,610
213,777	e	Harte-Hanks, Inc	1,977
65,132	*	Impresa SGPS	90
421,653		Independent News & Media plc	147
641,357		Informa plc	2,311
4,415,167	e	John Fairfax Holdings Ltd	4,340
141,948		John Wiley & Sons, Inc (Class A)	4,720
432,187		Johnston Press plc	140
251,495	e	Journal Communications, Inc (Class A)	264
96,927	e	Kadokawa Holdings, Inc	2,249
123,000		Kyodo Printing Co Ltd	392
138,659	e	Lagardere S.C.A.	4,604
32,177		Lambrakis Press S.A.	89
107,894	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	330
2,333		McClatchy Co (Class A)	1
1,757,249	e	McGraw-Hill Cos, Inc	52,911
1,121,006	*	Mecom Group plc	25
51		Media General, Inc (Class A)	–	^
107,386	e	Meredith Corp	2,744
381,841	*	MSCI, Inc (Class A)	9,332
51,559		Multi-Color Corp	632
329,444	e	New York Times Co (Class A)	1,815
720,000		Oriental Press Group	85
120,585	e	Orkla ASA	876
540,526	e	PagesJaunes Groupe S.A.	5,254
4,314,647		Pearson plc	43,265
133,121	*,e	Playboy Enterprises, Inc (Class B)	334
262,886		PMP Ltd	83
106,543		Primedia, Inc	214
52,000	e	PRONEXUS, Inc	377
37,280	e	Quebecor, Inc	635

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
676	*	R.H. Donnelley Corp	$–	^
999,989		R.R. Donnelley & Sons Co	11,620
130,050	e	RCS MediaGroup S.p.A.	161
1,386,615		Reed Elsevier NV	15,256
2,206,519		Reed Elsevier plc	16,426
6,632		Roularta Media Group NV	134
12,113	e	Sanoma-WSOY Oyj	188
85,903	e	Schawk, Inc (Class A)	645
38,263	e	Schibsted ASA	346
135,558	e	Scholastic Corp	2,683
1,219,102	*,e	Seat Pagine Gialle S.p.A.	279
1,329,236	e	Singapore Press Holdings Ltd	2,900
3,909		Spir Communication	85
138,330		St. Ives Group plc	118
154,568	e	Standard Register Co	504
24,136	e	Telegraaf Media Groep NV	393
485,945	e	Thomson Corp	14,142
200,263		Thomson Reuters plc	5,706
62,200	e	Toppan Forms Co Ltd	799
1,132,844		Toppan Printing Co Ltd	11,465
54,079	e	Torstar Corp	242
55,730	e	Transcontinental, Inc	427
343,999	e	Trinity Mirror PLC	324
237,961		United Business Media Ltd	1,563
250,730	*	Valassis Communications, Inc	1,532
215,383	*,e	VistaPrint Ltd	9,186
22,993	e	Washington Post Co (Class B)	8,098
194,884	e	West Australian Newspapers Holdings Ltd	685
275,227		Wolters Kluwer NV	4,807
1,187,057	e	Yell Group plc	513
410,275	e	Yellow Pages Income Fund	1,887
		TOTAL PRINTING AND PUBLISHING	319,454

RAILROAD TRANSPORTATION - 0.77%
1,475,654	e	Asciano Group	1,587
1,224,956		Burlington Northern Santa Fe Corp	90,084
863,045		Canadian National Railway Co	37,077
195,195		Canadian Pacific Railway Ltd	7,783
2,360	e	Central Japan Railway Co	14,527
2,283,324		CSX Corp	79,072
7,810	e	Delachaux S.A.	526
865,000		East Japan Railway Co	52,168
4,656,952	e	Firstgroup PLC	27,409
162,006	*	Genesee & Wyoming, Inc (Class A)	4,295
1,516,000		Guangshen Railway Co Ltd	716
1,000,470	e	Hankyu Hanshin Holdings, Inc	4,694
405,412	*,e	Kansas City Southern Industries, Inc	6,531
2,159,138		MTR Corp	6,477
2,267,601		Norfolk Southern Corp	85,421
705,594		Stagecoach Group plc	1,471
3,480,102		Union Pacific Corp	181,175
5,830		West Japan Railway Co	19,305
		TOTAL RAILROAD TRANSPORTATION	620,318

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
REAL ESTATE - 0.60%
906,377		Abacus Property Group	$270
30,831		Acanthe Developpement S.A.	48
3,614		Affine S.A.	64
2,554,000	e	Agile Property Holdings Ltd	3,671
29,600		Airport Facilities Co Ltd	156
132,148	*	Alerion Industries S.p.A.	92
6,207,000	e	Allgreen Properties Ltd	4,328
8,338		Allreal Holding AG.	988
27,915		Alstria Office REIT-AG.	219
3,339	*	American Realty Investors, Inc	34
687,617		AMP NZ Office Trust	311
422,504		Aspen Group	114
2,387		Atenor Group	125
997,175	e	Australand Property Group	386
9,499,243		Ayala Land, Inc	1,599
9,247,920	*,m	Ayala Land, Inc (Preference)	19
18,188	*	Babis Vovos International Construction S.A.	109
910,354	e	Beni Stabili S.p.A.	713
194,874	*	Brioschi Sviluppo Immobiliare	51
2,549,355	e	British Land Co plc	16,022
493,037	e	Brixton plc	326
28,000	e	Brookfield Properties Co	223
953,017		Brookfield Properties Corp	7,538
31,662		CA Immo International AG.	161
70,897	*,e	CA Immobilien Anlagen AG.	587
3,199,956		CapitaLand Ltd	8,197
12,917,180		CapitaMall Trust	12,486
238,180	e	Castellum AB	1,516
66,000		Cathay Real Estate Development Co Ltd	26
787,565	*,e	CB Richard Ellis Group, Inc (Class A)	7,372
49,000		Central Pattana PCL	28
2,575	*	Centro Properties Group	–	^
4,084,157	e	Champion Real Estate Investment Trust	1,339
5,420,028		Cheuk Nang Holdings Ltd	1,224
831,192		Cheung Kong Holdings Ltd	9,556
25,000		China Aoyuan Property Group Ltd	6
127,055	*	China Housing & Land Development, Inc	732
2,966,000	e	China Resources Land Ltd	6,575
1,394,220		China Vanke Co Ltd	2,015
474,409	e	Chinese Estates Holdings Ltd	869
169,875	e	City Developments Ltd	1,006
246,798		Citycon Oyj	644
45,522	*,e	CLS Holdings PLC	228
14,117		Colonia Real Estate AG.	58
7,846		ComBOTS AG.	63
4,504		Compagnie Generale Immobiliere	1,120
31,691	e	Consolidated-Tomoka Land Co	1,112
58,828	*	Conwert Immobilien Invest AG.	475
64,911	e	Corio NV	3,156
4,526,000		Country Garden Holdings Co Ltd	2,108
236,249		Cyrela Brazil Realty S.A.	1,790
47,300	e	Daibiru Corp	408
1,445,900		Daiman Development BHD	596

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
133,233	e	Derwent London plc	$2,049
242,927	*	Desarrolladora Homex S.A. de C.V.	1,130
38,767	e	Deutsche Euroshop AG.	1,194
23,515	*	Deutsche Wohnen AG.	328
58,286		Development Securities plc	252
26,047		DIC Asset AG.	185
138,718		Douja Promotion Groupe Addoha S.A.	2,560
17,894		Dundee Real Estate Investment Trust	233
132,416		DuPont Fabros Technology, Inc	1,247
15,015,400		Erawan Group PCL	749
25,185		Eurobank Properties Real Estate Investment Co	251
34,724	e	Eurocommercial Properties NV	1,069
206,480	e	Fabege AB	699
876,000		Far East Consortium	187
35,400	e	First Capital Realty, Inc	507
174,234		FKP Property Group	73
490,630	e	Forest City Enterprises, Inc (Class A)	3,238
201,189	*,e	Forestar Real Estate Group, Inc	2,390
63,762	e	Gecina S.A.	3,945
2,298,100	*,e	Genting International plc	1,079
136,629	*	Globe Trade Centre S.A.	949
20,930	e	Goldcrest Co Ltd	553
102,663		Grainger plc	247
264,029	e	Great Portland Estates plc	956
1,563,033		Growthpoint Properties Ltd	2,635
1,400,336	e	Guangzhou R&F Properties Co Ltd	3,144
215,000		Guocoland Ltd	239
759,634	e	Hammerson plc	3,837
508,000		Hang Lung Group Ltd	2,393
2,598,134		Hang Lung Properties Ltd	8,599
190,500		Heiwa Real Estate Co Ltd	625
73,803	e	Helical Bar plc	399
1,295,000		Henderson Investment Ltd	97
1,143,633		Henderson Land Development Co Ltd	6,559
243,000		Ho Bee Investment Ltd	138
284,000		Hong Fok Corp Ltd	92
290,000	e	Hongkong Land Holdings Ltd	1,027
781,415		Hopewell Holdings	2,450
92,725	e	Hufvudstaden AB (Series A)	576
2,470,602		Hysan Development Co Ltd	6,344
31,531	e	ICADE	2,589
4,674,000		IGB Corp BHD	2,274
114,766		Immobiliare Grande Distribuzione	200
559,118	e	IMMOFINANZ Immobilien Anlagen AG.	1,145
2,169,089	e	ING Office Fund	804
287,922	*,e	Inmobiliaria Colonial S.A.	58
779		Intershop Holdings	202
69,719	e	IVG Immobilien AG.	441
57,004		IVR Prime Urban Developers Ltd	94
54,200	b,e	Joint Corp	1
226,118	e	Jones Lang LaSalle, Inc	7,401
638,000		K Wah International Holdings Ltd	233
77,213		Kardan NV	442
723	e	Kenedix, Inc	390

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,432,223	e	Keppel Land Ltd	$2,185
7,952,300		KLCC Property Holdings BHD	7,375
93,640	e	Klepierre	2,415
123,463		Klovern AB	290
196,494		Kungsleden AB	907
133,637,000		Lai Fung Holdings Ltd	4,569
17,069	*	Lamda Development S.A.	144
120,400		Land and Houses PCL Co LTD	18
2,106,100		Land and Houses PCL Co Reg	334
1,710,320	e	Land Securities Group plc	13,260
2,436		Leasinvest Real Estate SCA	173
105,347	e	Leighton Holdings Ltd	1,995
446,944	e	Liberty International plc	2,921
3,061,117		Link Real Estate Investment Trust	6,533
11,282,500	*	Lippo Karawaci Tbk PT	741
130,000		Liu Chong Hing Investment	91
112,457	*,e	LoopNet, Inc	872
61,135		MAC Services Group	58
3,500,888	e	Macquarie Goodman Group	1,044
35,779	e,m	Mapeley Ltd	118
643,000	f	Megaworld Corp	13
24,349		Mercialys S.A	751
5,781,100	*	Metro Pacific Investments Corp	613
1,248,929	e	Midland Holdings Ltd	761
1,764,518		Mirvac Group	1,536
2,420,889		Mitsubishi Estate Co Ltd	40,483
1,777,902		Mitsui Fudosan Co Ltd	31,060
1,731,000	*,e	Mongolia Energy Co ltd	639
101,000	*	Musashino Kogyo Co Ltd	192
4,906,666		New World China Land Ltd	2,729
7,733,781		New World Development Ltd	13,991
39,567	e	Nexity	1,180
38,200	e	Nomura Real Estate Holdings, Inc	662
250,400		Norwegian Property ASA	222
2,481	e	NTT Urban Development Corp	2,408
104,400		Parco Co Ltd	814
7,799		Parquesol Inmobiliaria y Proyectos S.A.	77
22,455	*,e	Patrizia Immobilien AG.	87
117,889	*,f	PIK Group (GDR)	147
15,869		Pirelli & C Real Estate S.p.A.	18
57,026	e	PSP Swiss Property AG.	2,724
231,029		Quintain Estates & Development PLC	191
77,464	*	Reading International, Inc	352
1,146,934	e	Regus plc	1,227
4,482,000		Renhe Commercial Holdings Co Ltd	925
2,543,023		Rich Development Co Ltd	1,182
7,148	e	Risa Partners, Inc	6,774
26,500		Sankei Building Co Ltd	150
149,000		SC Global Developments Ltd	116
7,027,466		Segro plc	2,804
358,779	e	Shaftesbury plc	1,781
80,000		Shanghai Forte Land Co	24
660,900		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,133
15,180,000	e	Shanghai Real Estate Ltd	1,939

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
132,000		Shenzhen Investment Ltd	$55
32,700	e	Shoei Co Ltd	281
3,184,850	e	Shui On Land Ltd	2,182
158,000	e	Singapore Land Ltd	584
1,049,620		Sino Land Co	1,739
4,117,500		Sino-Ocean Land Holdings Ltd	4,713
14,142,552		SM Prime Holdings	2,615
381,479		Societa Partecipazioni Finanziarie S.p.A.	86
5,649	e	Societe de la Tour Eiffel	189
2,296,000		Soho China Ltd	1,422
2,148,250		SP Setia BHD	2,432
73,274	*,e	Sparkassen Immobilien AG.	441
10,450,956		SPG Land Holdings Ltd	4,059
186,506	e	Sponda Oyj	531
210,573		ST Modwen Properties plc	631
323,401	*,e	St. Joe Co	8,567
454,239	e	Stewart Enterprises, Inc (Class A)	2,189
2,400,027		Stockland Trust Group	6,208
7,390	e	Sumitomo Real Estate Sales Co Ltd	358
678,994	e	Sumitomo Realty & Development Co Ltd	12,482
2,611,062	e	Sun Hung Kai Properties Ltd	32,613
27,607	e	Swiss Prime Site AG.	1,352
25,250		TAG Tegernsee Immobilien und Beteiligungs AG.	92
862,000		TAI Cheung Holdings	487
87,990		Technopolis plc	365
40,000	e	Thomas Properties Group, Inc	63
106,000		TOC Co Ltd	463
1,461,197	e	Tokyo Tatemono Co Ltd	8,175
172,000		Tokyotokeiba Co Ltd	289
372,922	e	Tokyu Land Corp	1,703
16,500	e	Tokyu Livable, Inc	157
121,587	*,e	Unibail	18,108
107,097		Unite Group PLC	240
10,144,938	*	Unitech Corporate Parks plc	2,670
620,000		United Industrial Corp Ltd	771
19,499	e	Vastned Retail NV	968
48,992		Wallenstam Byggnads AB (B Shares)	505
9,803		Warehouses De Pauw SCA	399
2,824		Wereldhave Belgium NV	196
24,958		Wereldhave NV	1,856
2,007,000	e	Wheelock & Co Ltd	5,174
546,000		Wheelock Properties S Ltd	622
53,333		Wihlborgs Fastigheter AB	717
671,267		Wing Tai Holdings Ltd	626
1,731,571		Workspace Group plc	399
231,000	e	Yanlord Land Group Ltd	365
1,340,233		YNH Property BHD	663
3,189,000		Zhong An Real Estate Ltd	1,284
29,299		Zueblin Immobilien Holding AG.	112
		TOTAL REAL ESTATE	483,303

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
163,065		A. Schulman, Inc	2,464

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
123,000	*	Achilles Corp	$198
31,014	*	AEP Industries, Inc	818
194,784	e	Ansell Ltd	1,377
1,096,982	e	Asics Corp	10,021
67,000		Bando Chemical Industries Ltd	165
2,543,590	e	Bayer AG.	136,379
813,020	e	Bridgestone Corp	12,786
9,317	*	CENTROTEC Sustainable AG.	100
1,205,463		Cheng Shin Rubber Industry Co Ltd	1,881
345,985	e	Cooper Tire & Rubber Co	3,432
15,256		Deceuninck NV	41
74,499	*,e	Deckers Outdoor Corp	5,235
475,014	e	Denki Kagaku Kogyo KK	1,326
1,243,456	*,e	Goodyear Tire & Rubber Co	14,001
94,160		Hankook Tire Co Ltd	1,231
11,598		Innoconcepts	61
99,208	*,e	Metabolix, Inc	815
142,024	e	Michelin (C.G.D.E.) (Class B)	8,090
92,437	e	Mitsubishi Rayon Co Ltd	270
52,000	*,e	Mitsuboshi Belting Co Ltd	225
889,017	e	Mitsui Chemicals, Inc	2,852
1,868,720		Newell Rubbermaid, Inc	19,453
154,000	e	Nichias Corp	452
121,500		Nifco, Inc	1,887
30,600	*	Nitta Corp	448
98,309	*,e	NOK Corp	1,146
90,313	e	Nokian Renkaat Oyj	1,698
28,793		Nolato AB (B Shares)	179
58,000	e	Okamoto Industries, Inc	203
3,089,390		Pirelli & C S.p.A.	1,081
15,303		Puma AG. Rudolf Dassler Sport	3,348
2,034	*	Quadrant AG.	165
1,049,937		Sealed Air Corp	19,371
47,000		Sekisui Jushi Corp	388
81,000	*	Sekisui Plastics Co Ltd	293
18,271		Semperit AG. Holding	489
199,564	*,e	Skechers U.S.A., Inc (Class A)	1,950
179,155	e	Spartech Corp	1,646
4,521,451		SSL International plc	38,532
782,221	e	Sumitomo Bakelite Co Ltd	3,938
175,284	e	Sumitomo Rubber Industries, Inc	1,412
39,000	e	Takiron Co Ltd	121
201,451	e	Titan International, Inc	1,505
31,400		Tokai Rubber Industries, Inc	330
209,000		Toyo Tire & Rubber Co Ltd	501
78,408	*,e	Trex Co, Inc	1,048
390,158	e	Tupperware Corp	10,152
47,299		Uponor Oyj	559
70,860		Viscofan S.A.	1,511
2,550,000	*	Wai Chun Mining Industry Group Co Ltd	89
164,250	e	West Pharmaceutical Services, Inc	5,724
185,000	*	Yokohama Rubber Co Ltd	918
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	324,305

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
SECURITY AND COMMODITY BROKERS - 2.38%
43,118		ABC Arbitrage	$361
436,000	e	ABG Sundal Collier ASA	475
95,243	e	AGF Management Ltd	1,040
59,900		Aizawa Securities Co Ltd	157
868,873		Ameriprise Financial, Inc	21,088
273,688	e	Australian Stock Exchange Ltd	8,158
22,238		Avanza AB	347
92,270		Azimut Holding S.p.A.	874
1,203,643	*,e,m	Babcock & Brown Ltd	315
111,516		Banca Finnat Euramerica S.p.A.	81
134,701	e	BlackRock, Inc	23,629
78,130		Bolsas y Mercados Espanoles	2,310
33,850	*	Boursorama	318
217,174	*,e	Broadpoint Securities Group, Inc	1,212
1,066,367		Broadridge Financial Solutions, Inc	17,680
75,772		BT Investment Management Ltd	128
408,600		Bursa Malaysia BHD	802
119,728		Calamos Asset Management, Inc (Class A)	1,689
47,105		Canaccord Capital, Inc	281
1,188,000		Capital Securities Corp	536
3,726,305		Charles Schwab Corp	65,359
790,000		China Everbright Ltd	1,945
183,459		Close Brothers Group PLC	1,983
316,369		CME Group, Inc	98,426
78,870	e	Cohen & Steers, Inc	1,179
117,315	e	Count Financial Ltd	133
4,095,985		Credit Suisse Group	186,979
545,116		Cromwell Group	228
29,100	e,m	D Carnegie AB	67
16,192		DAB Bank AG.	66
150,450		Daewoo Securities Co Ltd	2,244
1,560		Daishin Securities Co Ltd	19
1,987,146		Daiwa Securities Group, Inc	11,861
145,483	*	DeA Capital S.p.A.	293
1,424,599	e	Deutsche Boerse AG.	110,477
13,061	e	Diamond Hill Investment Group, Inc	525
108,755	e	Duff & Phelps Corp	1,934
64,556	*	Dundee Corp	375
45,870	e	DundeeWealth, Inc	339
3,018,781	*,e	E*Trade Financial Corp	3,864
362,374	e	Eaton Vance Corp	9,694
245,551		Egyptian Financial Group-Hermes Holding	998
59,039	e	Epoch Holding Corp	510
65,048	e	Evercore Partners, Inc (Class A)	1,278
183,735	e	Evolution Group plc	435
214,585	e	F&C Asset Management plc	246
88,193	*,e	FBR Capital Markets Corp	415
163,718	*,e	FCStone Group, Inc	647
274,461	e	Federated Investors, Inc (Class B)	6,612
109,216	e	Fifth Street Finance Corp	1,097
494,468		Franklin Resources, Inc	35,607
121,849	e	GAGFAH S.A.	1,010
40,953	e	GAMCO Investors, Inc (Class A)	1,986

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
437,588	e	GFI Group, Inc	$2,949
16,448		Gluskin Sheff + Associates, Inc	228
58,694		GMP Capital, Inc	517
3,680,500		Goldman Sachs Group, Inc	542,654
26,211		Gottex Fund Management Holdings Ltd	159
79,711	e	Greenhill & Co, Inc	5,756
233,370		Hana Financial Group, Inc	5,019
67,921		Hellenic Exchanges S.A.	763
1,910,620	e	Hong Kong Exchanges and Clearing Ltd	29,756
189,397		Hyundai Securities Co	2,074
517,061		ICAP plc	3,837
195,600	e	Ichiyoshi Securities Co Ltd	1,626
191,874	e	IGM Financial, Inc	6,788
9,368		Indiabulls Financial Services Ltd	39
407,139		Indiabulls Real Estate Ltd	1,660
156,960	*,e	Interactive Brokers Group, Inc (Class A)	2,438
324,307	*,e	IntercontinentalExchange, Inc	37,049
29,827	*,e	International Assets Holding Corp	444
1,528,408		Invesco Ltd	27,236
352,872	*	Investment Technology Group, Inc	7,195
481,070		IOOF Holdings Ltd	1,616
1,295,400		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,317
14,000		Iwai Securities Co Ltd	136
580,611	e	Janus Capital Group, Inc	6,619
362,022	*	Jefferies Group, Inc	7,722
77,621		JMP Group, Inc	597
486	e	kabu.com Securities Co Ltd	650
185,458	*	KBW, Inc	5,334
3,749,404		KGI Securities Co Ltd	1,714
9,227,480		Kim Eng Holdings Ltd	11,850
1,012	*,e	KK DaVinci Advisors	164
587,001	*,e	Knight Capital Group, Inc (Class A)	10,008
69,850		Korea Investment Holdings Co Ltd	2,012
2,590,130		Kowloon Development Co Ltd	2,289
333,535	*,e	LaBranche & Co, Inc	1,434
334,669	e	Lazard Ltd (Class A)	9,009
5,565,397	e	Legal & General Group plc	5,200
2,582,305	e	Legg Mason, Inc	62,957
143,770	e	London Stock Exchange Group plc	1,662
372,995	e	Macquarie Group Ltd	11,752
1,685,292		Man Group plc	7,694
161,400	*,e	MarketAxess Holdings, Inc	1,538
55,100		Marusan Securities Co Ltd	359
122,200	e	Matsui Securities Co Ltd	1,111
552,976	*,e	MF Global Ltd	3,279
24,901		Mirae Asset Securities Co Ltd	1,358
40,000		Mito Securities Co Ltd	125
356,000	e	Mizuho Investors Securities Co Ltd	455
1,598	e	Monex Beans Holdings, Inc	713
7,055,648		Morgan Stanley	201,158
73,349	*	Morningstar, Inc	3,024
700,993	*	Nasdaq Stock Market, Inc	14,938
36,436		NeoNet AB	90

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
4,813,666	e	Nomura Holdings, Inc	$40,674
61,419		Nordnet AB (Series B)	122
846,621	e	NYSE Euronext	23,070
17,748	*,e,m	Octaviar Ltd	14
152,000		Okasan Holdings, Inc	764
58,209		Oppenheimer Holdings, Inc	1,232
299,330	e	optionsXpress Holdings, Inc	4,649
116,981	*,e	Penson Worldwide, Inc	1,047
517,000	*,m	Peregrine Investment Holdings	–	^
33,427	e	Perpetual Trustees Australia Ltd	769
110,591	*,e	Piper Jaffray Cos	4,830
220,627	e	Platinum Asset Mangement Ltd	732
8,429,585		Polaris Securities Co Ltd	4,252
38,384		Pzena Investment Management, Inc (Class A)	291
491,180	e	Raymond James Financial, Inc	8,453
109,899		Reliance Capital Ltd	2,064
17,915		Renta 4 S.A.	126
969,233		RMB Holdings Ltd	2,947
59,054		Samsung Securities Co Ltd	3,143
104,162	e	Sanders Morris Harris Group, Inc	573
119,207	e	Schroders plc	1,609
1,181,511	e	SEI Investments Co	21,314
230,000		Shenyin Wanguo HK Ltd	122
1,282,789		Shinko Securities Co Ltd	4,035
1,333,901	e	Singapore Exchange Ltd	6,539
846,814	f	Spark Infrastructure Group	771
1,007		Sparx Group Co Ltd	208
73,315	e	Sprott, Inc	192
141,675	*,e	Stifel Financial Corp	6,813
531,000		Sun Hung Kai & Co Ltd	338
262,047		Suramericana de Inversiones S.A.	2,454
7,536		Swissquote Group Holding S.A.	361
155,854	e	SWS Group, Inc	2,177
816,266	e	T Rowe Price Group, Inc	34,014
272,000		Tai Fook Securities Group Ltd	73
170,000		Takagi Securities Co Ltd	372
1,606,349	*,e	TD Ameritrade Holding Corp	28,175
613	*,m	Teton Advisors, Inc	–	^
140,635	*,e	Thomas Weisel Partners Group, Inc	847
124,845	e	TMX Group, Inc	3,632
335,000		Tokai Tokyo Securities Co Ltd	1,224
5,301		Tong Yang Investment Bank	54
96,000		Toyo Securities Co Ltd	271
5,987		Union Financiere de France BQE S.A.	211
2,088,565		UOB-Kay Hian Holdings Ltd	1,932
68,827	e	US Global Investors, Inc (Class A)	637
8,471	e	Value Line, Inc	278
81,605	*	Vostok Nafta Investment Ltd	277
2,412		VZ Holding AG.	112
272,110		Waddell & Reed Financial, Inc (Class A)	7,176
8,879	*	Westpac Funds Management Ltd	600
27,318	e	Westwood Holdings Group, Inc	1,142
115,860		Woori Investment & Securities Co Ltd	1,364
		TOTAL SECURITY AND COMMODITY BROKERS	1,918,459

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
SOCIAL SERVICES - 0.01%
116,684	*,e	Capital Senior Living Corp	$531
79,349		Care UK plc	399
821,607	e	Gunns Ltd	712
7,561	e	Korian	175
7,395	*	Nobel Learning Communities, Inc	85
75,779	*	Providence Service Corp	830
148,014	*	Res-Care, Inc	2,116
386,102		Ryman Healthcare Ltd	399
162,042	e	Southern Cross Healthcare Ltd	378
19,800		TEMP HOLDINGS CO Ltd	163
		TOTAL SOCIAL SERVICES	5,788

SPECIAL TRADE CONTRACTORS - 0.08%
21,393	e	Alico, Inc	642
198,770	*,e	AsiaInfo Holdings, Inc	3,421
9,618	e	Bauer AG.	343
218,200	*	Cape plc	706
113,582	e	Chemed Corp	4,484
22,400	e	Chudenko Corp	372
250,706		Comfort Systems USA, Inc	2,570
161,300		COMSYS Holdings Corp	1,787
52,000		Daimei Telecom Engineering Corp	499
229,285	*	Dycom Industries, Inc	2,538
291,708		eaga plc	630
426,282	*	EMCOR Group, Inc	8,577
20,700		Hibiya Engineering Ltd	184
44,979	e	Homeserve plc	1,110
210,774	*,e	Insituform Technologies, Inc (Class A)	3,577
58,645	*,e	Integrated Electrical Services, Inc	458
120,000	e	Kandenko Co Ltd	891
183,495		Kinden Corp	1,613
88,000	e	Kyowa Exeo Corp	877
49,000		Kyudenko Corp	340
113,184	*,e	Layne Christensen Co	2,315
333,700		Metalurgica Gerdau S.A.	4,394
448,000	*	Pan Electric Industries	–	^
2,000		Polimex Mostostal S.A.	2
682,646	*,e	Quanta Services, Inc	15,789
75,000		Sanki Engineering Co Ltd	577
3,500		Secom Techno Service Co Ltd	91
76,335		Severfield-Rowen plc	243
255,599		Spice plc	309
126,000		Taihei Kogyo Co Ltd	404
28,000	e	Taikisha Ltd	330
85,000	e	Takasago Thermal Engineering Co Ltd	768
590,146	b	Timbercorp Ltd	21
55,000		Toenec Corp	297
59,000		Yurtec Corp	331
		TOTAL SPECIAL TRADE CONTRACTORS	61,490

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
3,122,366		3M Co	187,654
891,291		Ambuja Cements Ltd	1,628

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
527,835	e	Anhui Conch Cement Co Ltd	$3,303
173,800	e	Apogee Enterprises, Inc	2,138
3,089,081	e	Asahi Glass Co Ltd	24,851
2,005,206		Asia Cement Corp	2,139
115,863		Associated Cement Co Ltd	1,852
650,360		Boral Ltd	2,133
249,669		Bradespar S.A.	3,262
87,677	e	Buzzi Unicem S.p.A RSP	702
93,360		Buzzi Unicem S.p.A.	1,319
125,569	*	Cabot Microelectronics Corp	3,552
98,808	e	CARBO Ceramics, Inc	3,379
47,976		Cementir S.p.A.	183
470,904		Cementos Argos S.A.	1,819
14,787	e	Cementos Portland Valderrivas S.A.	686
8,499,226	*,e	Cemex S.A. de C.V.	7,971
213,000		Central Glass Co Ltd	849
209,723	e	Cimpor Cimentos de Portugal S.A.	1,530
256,303	*,e	Coal of Africa Ltd	330
313,770	*,e	Cookson Group plc	1,349
1,648,535		CRH plc	37,696
50,528		CRH plc (IRELAND)	1,152
1,645	*	Daldrup & Soehne AG.	59
4,359		Dyckerhoff AG.	263
139,534	e	Eagle Materials, Inc	3,522
667,152		Egypt Kuwait Holding Co	1,214
61,024	e	FLSmidth & Co AS	2,167
533,368	e	Gentex Corp	6,187
1,000,000		Goldsun Development & Construction Co Ltd	482
10,641		GranitiFiandre S.p.A.	38
35,388		Grasim Industries Ltd	1,707
791,003	e	Grupo Carso S.A. de C.V. (Series A1)	2,119
689		H+H International AS	39
783	e	HeidelbergCement AG.	32
383,048	e	Holcim Ltd	21,751
155,935	e	Industrias Penoles S.A. de C.V.	2,496
333,897		Inversiones Argos S.A.	1,900
10,803	e	Italcementi S.p.A.	123
14,035		Italmobiliare S.p.A.	472
23,295		Italmobiliare S.p.A. RSP	502
601,104		Jaiprakash Associates Ltd	2,568
1,559,883		James Hardie Industries NV	5,279
38,000	e	Krosaki Harima Corp	81
818,920		Lafarge Malayan Cement BHD	1,375
147,426	e	Lafarge S.A.	9,979
4,698	*	Lafarge S.A. new	308
206,000		Luks Group Vietnam Holdings Ltd	112
203,358	e	Marshalls plc	287
140,582	e	Martin Marietta Materials, Inc	11,089
232,777		Morgan Crucible Co plc	364
189,632	e	NGK Insulators Ltd	3,878
16,100	e	Nichiha Corp	129
77,000		Nihon Yamamura Glass Co Ltd	194
453,117	e	Nippon Sheet Glass Co Ltd	1,326

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
85,000	*	Noritake Co Ltd	$281
529,963	*,e	Owens Corning, Inc	6,773
1,222,699	*	Owens-Illinois, Inc	34,248
25,619		Pargesa Holding S.A.	1,599
19,800		Pigeon Corp	631
541,184		Pretoria Portland Cement Co Ltd	2,037
2,772,500		PT Indocement Tunggal Prakarsa Tbk	2,105
2,583,000		PT Semen Gresik Persero Tbk	1,240
18,883		Sa des Ciments Vicat	1,086
15,900		Siam Cement PCL	72
311,000		Siam Cement PCL reg	1,470
2,456		Sika AG.	2,726
5,491		STO AG.	324
687,193	e	Sumitomo Osaka Cement Co Ltd	1,491
2,247,305	e	Taiheiyo Cement Corp	3,872
3,281,965		Taiwan Cement Corp	3,141
988,663		Taiwan Glass Industrial Corp	654
1,874,000	*	TCC International Holdings Ltd	708
8,761		Titan Cement Co S.A.	231
185,951	e	Toto Ltd	1,305
354,071	*	Turk Sise ve Cam Fabrikalari AS	290
217,249	*,e	US Concrete, Inc	430
128,160	*,e	USG Corp	1,291
407		Vetropack Holding AG.	594
82,854	e	Wienerberger AG.	1,026
968,000		Xinyi Glass Holdings Co Ltd	834
24,120		Zignago Vetro S.p.A.	115
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	444,093

TEXTILE MILL PRODUCTS - 0.04%
162,331	e	Albany International Corp (Class A)	1,847
470,973	e	Alfa S.A. de C.V. (Class A)	1,321
256,000		Atsugi Co Ltd	367
56,965		Cheil Industries, Inc	2,052
118,000	e	Daiwabo Co Ltd	352
4,596,152		Far Eastern Textile Co Ltd	5,323
1,063,220		Formosa Taffeta Co Ltd	726
25,374		Hyosung Corp	1,860
248,218		Interface, Inc (Class A)	1,539
96,000	e	Japan Wool Textile Co Ltd	664
222,000	e	Kurabo Industries Ltd	461
421,000	e	Li Heng Chemical Fibre Technologies Ltd	61
231,653	*,e	Mohawk Industries, Inc	8,266
25,340	e	Nisshinbo Industries, Inc	287
194,000		Nitto Boseki Co Ltd	354
69,211	e	Oxford Industries, Inc	806
609,000		Pacific Textile Holdings Ltd	169
480,000	*	Ruentex Industries Ltd	534
707,530	e	Seiren Co Ltd	3,555
1,054,981	e	Teijin Ltd	3,406
796,000		Texwinca Holdings Ltd	636
425,000	e	Unitika Ltd	384
763,000		Victory City International Hlds	95
		TOTAL TEXTILE MILL PRODUCTS	35,065

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
TOBACCO PRODUCTS - 1.21%
11,313,782		Altria Group, Inc	$185,433
181,387	e	Australian Agricultural Co Ltd	198
273,100		British American Tobacco Malaysia BHD	3,477
3,980,608		British American Tobacco plc	109,563
718,029		Fortune Brands, Inc	24,944
3,834,612		Huabao International Holdings Ltd	3,711
1,721,271		Imperial Tobacco Group plc	44,686
1,451,165	*	ITC Ltd	5,778
6,382		Japan Tobacco, Inc	20,007
1,023,412		Lorillard, Inc	69,357
11,149,493		Philip Morris International, Inc	486,341
131,935		Souza Cruz S.A.	3,758
558,214	e	Swedish Match AB	9,063
148,956	e	Universal Corp	4,932
184,610	e	Vector Group Ltd	2,638
		TOTAL TOBACCO PRODUCTS	973,886

TRANSPORTATION BY AIR - 0.32%
31,461	*	ACE Aviation Holdings, Inc (Class A)	143
42,373		Aegean Airlines S.A.	254
156,409	*	AER Lingus	105
36,798	*	Aer Lingus Group plc	26
151,940	e	Aeroports de Paris	11,130
61,732	*,e	Air Berlin plc	294
5,888,600		Air China Ltd	2,887
86,707	e	Air France-KLM	1,107
54,496	*,e	Air Methods Corp	1,491
3,111,688		Air New Zealand Ltd	1,807
324,614	*	Air Transport Services Group, Inc	753
3,752,500	*	AirAsia BHD	1,185
588,644	*,e	Airtran Holdings, Inc	3,644
208,234	*,e	Alaska Air Group, Inc	3,802
140,075	*,e,m	Alitalia S.p.A.	87
536,008	*,e	All Nippon Airways Co Ltd	1,875
79,085	*,e	Allegiant Travel Co	3,135
1,588,077	*,e	AMR Corp	6,384
94,496	*	Atlas Air Worldwide Holdings, Inc	2,191
920,320		Auckland International Airport Ltd	956
641,481		BBA Aviation plc	1,203
2,144,000	*	Beijing Capital International Airport Co Ltd	1,502
163,972	*,e	Bristow Group, Inc	4,858
2,844,207	e	British Airways plc	5,835
1,259,504	e	Cathay Pacific Airways Ltd	1,736
2,333,129	*	China Airlines	577
686,575	*,e	Continental Airlines, Inc (Class B)	6,083
333,051		Copa Holdings S.A. (Class A)	13,596
5,814,889	*,e	Delta Air Lines, Inc	33,669
209,041	*	easyJet plc	929
2,241,500	*	Eva Airways Corp	603
1,413,954	e	FedEx Corp	78,645
57,442		Finnair Oyj	303
15,673	e	Flughafen Wien AG.	635

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
4,232		Flughafen Zuerich AG.	$946
191,464	*,b,m	FLYi, Inc	1
6,312	e	Fraport AG. Frankfurt Airport Services Worldwide	270
379,697	*	Gemina S.p.A.	279
537,493		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,373
451,843	*	Hawaiian Holdings, Inc	2,720
44,000		Hong Kong Aircraft Engineerg	513
129,176		Iberia Lineas Aereas de Espana	274
733,705	*,e	Japan Airlines Corp	1,417
1,293,461	*,e	JetBlue Airways Corp	5,523
39,918		Korean Air Lines Co Ltd	1,115
252,802		Lan Airlines S.A.	3,025
4,334,470		Macquarie Airports	8,068
448,266		Malaysian Airline System BHD	390
18,050	*	Norwegian Air Shuttle AS	126
74,632	*	PHI, Inc	1,279
1,821,433		Qantas Airways Ltd	2,950
191,379	*	Republic Airways Holdings, Inc	1,250
70,774	*	Ryanair Holdings plc	324
46,672	*,e	Ryanair Holdings plc (ADR)	1,325
96	*,m	SAir Group	–	^
916,073	*,e	SAS AB	405
19,069		SAVE S.p.A.	116
211,736		Singapore Airlines Ltd	1,944
381,000		Singapore Airport Terminal Services Ltd	573
324,576		Skywest, Inc	3,311
2,856,405		Southwest Airlines Co	19,225
717,338	e	UAL Corp	2,288
689,729	*,e	US Airways Group, Inc	1,676
699,197	*,e	Virgin Blue Holdings Ltd	177
		TOTAL TRANSPORTATION BY AIR	256,313

TRANSPORTATION EQUIPMENT - 2.75%
131,839	e	A.O. Smith Corp	4,294
218,265	*,e	AAR Corp	3,503
13,253		Accell Group	508
67,372	*	Aerovironment, Inc	2,079
54,400	*	Aisan Industry Co Ltd	442
394,875	e	Aisin Seiki Co Ltd	8,587
43,000	e	Akebono Brake Industry Co Ltd	197
2,850,468	e	American Axle & Manufacturing Holdings, Inc	9,806
65,611	e	American Railcar Industries, Inc	542
109,218	*,e	Amerigon, Inc (Class A)	666
406,830	e	ArvinMeritor, Inc	1,786
106,641	*	ATC Technology Corp	1,546
2,487,947		Austal Ltd	5,593
1,461,359	e	Autoliv, Inc	42,043
12,148,617		BAE Systems plc	67,656
503,336	e	Bayerische Motoren Werke AG.	18,952
9,082		Bayerische Motoren Werke AG. (Preference)	218
367,076	*,e	BE Aerospace, Inc	5,271
33,784	e	Beneteau S.A.	367
3,681,356	e	Boeing Co	156,459
2,708,952	e	Bombardier, Inc	8,035

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
25,889		Brembo S.p.A.	$152
507,865	e	Brunswick Corp	2,194
150,000	*	BW Offshore Ltd	187
904,058		Calsonic Kansei Corp	1,792
16,282	*	Carraro S.p.A	66
2,077,000		China South Locomotive and Rolling Stock Corp	1,217
264,037	e	Clarcor, Inc	7,707
503,027		Cobham plc	1,429
171,730	*,e	Cogo Group, Inc	1,025
9,729		Compagnie Plastic-Omnium S.A.	140
3,063		Construcciones y Auxiliar de Ferrocarriles S.A.	1,371
745,851	e	Cosco Corp Singapore Ltd	644
435,000	*	CSBC Corp	451
106,111		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,666
34,548		Daihatsu Motor Co Ltd	322
17,259	e	DaimlerChrysler AG.	626
4,175,686	e	DaimlerChrysler AG. (EUR)	151,017
522,608	*,e	Dana Holding Corp	669
943,013	*,e	Denso Corp	24,276
6,928,000		Denway Motors Ltd	2,771
35,317		Doosan Heavy Industries and Construction Co Ltd	1,699
65,319	*	Dorman Products, Inc	903
60,564		Ducommun, Inc	1,138
47,768		Elbit Systems Ltd	2,881
27,291		ElringKlinger AG.	456
853,595		Empresa Brasileira de Aeronautica S.A.	3,550
802,503	e	European Aeronautic Defence and Space Co	12,958
41,600	*	Exedy Corp	823
5,584		Faiveley S.A.	425
51,400		FCC Co Ltd	706
89,228	*,e	Federal Mogul Corp (Class A)	843
282,013	e	Federal Signal Corp	2,157
108,792	e	Fiat S.p.A.	1,093
72,145		Fleetwood Corp Ltd	343
487,430	*,e	Force Protection, Inc	4,309
17,230,728	*,e	Ford Motor Co	104,591
70,767	e	Freightcar America, Inc	1,190
61,529	*,e	Fuel Systems Solutions, Inc	1,242
1,301,000	e	Fuji Heavy Industries Ltd	5,280
130,900	*,e	Futaba Industrial Co Ltd	473
289,912	*,e	GenCorp, Inc	554
2,101,717		General Dynamics Corp	116,414
50,704	*,e	GenTek, Inc	1,132
617,486		Genuine Parts Co	20,723
4,199	e	Georg Fischer AG.	718
275,000	*	Giant Manufacturing Co Ltd	661
848,614		GKN plc	1,731
1,332,192		Goodrich Corp	66,570
91,246	e	Greenbrier Cos, Inc	656
134,887	e	Group 1 Automotive, Inc	3,510
18,387		Haldex AB	127
181,390		Hampson Industries plc	203
986,898	e	Harley-Davidson, Inc	15,998
254,382		Harsco Corp	7,199

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
115,334	e	Heico Corp	$4,182
104,517		Hero Honda Motors Ltd	3,049
1,045,967	*	Hino Motors Ltd	3,268
3,365,880	*,e	Honda Motor Co Ltd	92,939
5,494,755		Honeywell International, Inc	172,536
167,000		Hong Leong Asia Ltd	173
52,515		Hyundai Heavy Industries	7,853
17,053		Hyundai Mipo Dockyard	1,693
93,349		Hyundai Mobis	8,170
216,486		Hyundai Motor Co	12,592
51,350		Hyundai Motor Co Ltd Preference	1,215
211,638		IMMSI S.p.A.	253
23,451	e	Indus Holding AG.	354
3,673,876	*	Isuzu Motors Ltd	5,911
188,022		Japan Tecseed Co Ltd	597
22,000		Japan Vilene Co Ltd	113
331,590		Jardine Cycle & Carriage Ltd	4,396
286,000	e	Jaya Holdings Ltd	68
179,443		JTEKT Corp	1,827
143,607	e	Kaman Corp	2,398
68,500		Kanto Auto Works Ltd	666
992,646	e	Kawasaki Heavy Industries Ltd	2,741
3,189,266		Keppel Corp Ltd	15,193
53,000		Kinki Sharyo Co Ltd	355
113,000	e	Koito Manufacturing Co Ltd	1,370
308,436	*,e	Lear Corp	154
63,898		Linamar Corp	593
49,483	*,e	LMI Aerospace, Inc	501
2,032,219		Lockheed Martin Corp	163,899
174,654	*	Magna International, Inc	7,410
513,718		Magna International, Inc - Class A	21,699
202,787		Mahindra & Mahindra Ltd	2,926
52,583	e	MAN AG.	3,224
76,286		Maruti Udyog Ltd	1,702
393,185	*,e	Mazda Motor Corp	1,008
916,960		Meggitt plc	2,391
17,799		Mekonomen AB	266
22,377		Metka S.A.	269
47,930	*	Miller Industries, Inc	422
29,000		Mitsuba Corp	101
3,260,000	*,e	Mitsubishi Motors Corp	6,125
2,940,988	e	Mitsui Engineering & Shipbuilding Co Ltd	6,930
13,300	e	Modec, Inc	235
72,769		MTU Aero Engines Holding AG.	2,654
20,800	*	Musashi Seimitsu Industry Co Ltd	323
102,000		Nabtesco Corp	1,010
63,600		Namura Shipbuilding Co Ltd	397
250,460	*,e	Navistar International Corp	10,920
313,052	e	NHK Spring Co Ltd	2,103
55,000		Nippon Seiki Co Ltd	572
113,000		Nippon Sharyo Ltd	623
77,000		Nissan Shatai Co Ltd	635
34,200		Nissin Kogyo Co Ltd	437
848,000	m	Norstar Founders Group Ltd	1

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
483,280		Novatek Microelectronics Corp Ltd	$1,155
495,194	e	NSK Ltd	2,519
366,183	*	Orbital Sciences Corp	5,555
868,876	e	Oshkosh Truck Corp	12,633
1,496,102	e	Paccar, Inc	48,638
22,698	e	Peugeot S.A.	596
167,525		Piaggio & C S.p.A.	336
99,000	*	Pixart Imaging, Inc	673
202,052	e	Polaris Industries, Inc	6,490
419,139		Porsche AG.	28,106
30,374		Portec Rail Products, Inc	299
193,000		Press Kogyo Co Ltd	345
705,570	e	Renault S.A.	25,903
2,818		Rieter Holding AG.	472
75,000		Riken Corp	238
1,556,913		Rolls-Royce Group plc	9,260
5,482		Rosenbauer International AG.	223
49,227	e	Saab AB (Class B)	376
226,560		Samsung Heavy Industries Co Ltd	5,157
176,000		Sanden Corp	442
229,000	e	Sasebo Heavy Industries Co Ltd	480
45,944	e	Scania AB (B Shares)	456
3,218,059		SembCorp Marine Ltd	5,977
739,696		Senior PLC	465
55,116	e	Shimano, Inc	2,111
40,800	e	Showa Corp	179
1,039,134	e	Singapore Technologies Engineering Ltd	1,758
833,000	m	Sinotruk Hong Kong Ltd	807
59,945		Sogefi S.p.A.	87
238,671	e	Spartan Motors, Inc	2,704
507,035	*,e	Spirit Aerosystems Holdings, Inc (Class A)	6,967
83,772	*	Standard Motor Products, Inc	693
48,514		STX Shipbuilding Co Ltd	613
432,575	e	Sumitomo Precision Products Co Ltd	1,774
133,426	e	Superior Industries International, Inc	1,881
705,753	e	Suzuki Motor Corp	15,897
30,000		Tachi-S Co Ltd	242
33,200	*,e	Takata Corp	527
323,798		Tata Motors Ltd	1,965
265,551	*,e	Tenneco, Inc	2,815
377,613	e	Thales S.A.	16,885
154,865	e	Thor Industries, Inc	2,845
26,289	*	Todd Shipyards Corp	438
59,400	*	Tokai Rika Co Ltd	949
250,594		Tomkins PLC	610
239,000		Topy Industries Ltd	454
30,000	e	Toyo Electric Manufacturing Co Ltd	201
43,646	e	Toyoda Gosei Co Ltd	1,182
50,400	*	Toyota Auto Body Co Ltd	922
123,573	*	Toyota Industries Corp	3,085
4,892,937		Toyota Motor Corp	186,403
151,260	*,e	TransDigm Group, Inc	5,476
376,266	e	Trelleborg AB (B Shares)	1,253
9,123		Trigano S.A.	125

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
261,858	e	Trinity Industries, Inc	$3,567
94,962	e	Triumph Group, Inc	3,798
519,519	*,e	TRW Automotive Holdings Corp	5,871
68,600		TS Tech Co Ltd	1,003
41,466	e	Umeco PLC	141
26,200	e	Unipres Corp	290
4,308,359		United Technologies Corp	223,863
132,258	e	Valeo S.A.	2,432
60,696	e	Volkswagen AG.	20,532
226,598		Volkswagen AG. (Preference)	15,818
123,052	e	Volvo AB (A Shares)	758
160,050	e	Volvo AB (B Shares)	988
389,000		Weichai Power Co Ltd	1,290
148,502	e	Westinghouse Air Brake Technologies Corp	4,777
152,904	e	Winnebago Industries, Inc	1,136
74,063	*,e	Wonder Auto Technology, Inc	750
150,743	e	Yamaha Motor Co Ltd	1,679
907,258		Yulon Motor Co Ltd	863
49,344	e	Zodiac S.A.	1,603
		TOTAL TRANSPORTATION EQUIPMENT	2,214,771

TRANSPORTATION SERVICES - 0.19%
491,835		All America Latina Logistica S.A.	3,030
94,870	e	Ambassadors Group, Inc	1,306
493,609	*	Asciano Group	531
88,937	e	Autostrada Torino-Milano S.p.A.	897
500,550		Autostrade S.p.A.	10,112
865,834	e	CH Robinson Worldwide, Inc	45,153
3,080,000		China Travel International Inv HK	680
34,457	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	214
23,891		Clarkson plc	244
194,000		CWT Ltd	64
31,973	e	D/S Norden	1,093
266,139	e	Deutsche Lufthansa AG.	3,334
2,309		Dfds AS	123
86,871	*,e	Dynamex, Inc	1,337
981,980		Expeditors International Washington, Inc	32,739
72,878	e	Flight Centre Ltd	508
120,526		Freightways Ltd	220
179,531	e	GATX Corp	4,618
33,100	*,e	HIS Co Ltd	730
7,585		Hopewell Highway Infrastructure Ltd	4
260,479	*	Hub Group, Inc (Class A)	5,376
196,348	*	Interval Leisure Group, Inc	1,830
30,400	e	Kintetsu World Express, Inc	726
3,117		Kuoni Reisen Holding	968
640,000	*	Macau Success Ltd	29
63,621		Mainfreight Ltd	173
43,438		Oesterreichische Post AG.	1,245
237,388	*,e	Orbitz Worldwide, Inc	451
276,534	e	Pacer International, Inc	617
14,454		Panalpina Welttransport Holding AG.	1,050
2,903,000		PLUS Expressways BHD	2,643
131,000		Senko Co Ltd	457

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
904,000	*	Sincere Navigation	$1,019
48,996	e	Societa Iniziative Autostradali e Servizi S.p.A.	340
16,800		Toho Real Estate Co Ltd	85
1,227,367		Toll Holdings Ltd	6,181
29,484	e	TUI AG.	217
51,259	*	Universal Travel Group	574
1,767,503		UTI Worldwide, Inc	20,150
104,570		Wincanton PLC	334
14,500	e	Yusen Air & Sea Service Co Ltd	184
		TOTAL TRANSPORTATION SERVICES	151,586

TRUCKING AND WAREHOUSING - 0.43%
148,351	e	Arkansas Best Corp	3,909
32,500	e	ASKUL Corp	528
82,083	e	Big Yellow Group plc	462
142,766	*,e	Celadon Group, Inc	1,198
225,252	e	Con-way, Inc	7,954
2,416,284		Deutsche Post AG.	31,473
302,701	e	DSV AS	3,749
149,213	e	Forward Air Corp	3,181
233,000	e	Fukuyama Transporting Co Ltd	1,040
336,170	e	Heartland Express, Inc	4,948
53,700	e	Hitachi Transport System Ltd	627
460,123	e	J.B. Hunt Transport Services, Inc	14,048
120,000		Keppel Telecommunications & Transportation Ltd	115
1,140,258		Kerry Properties Ltd	5,002
306,710	e	Landstar System, Inc	11,014
93,620	*	Marten Transport Ltd	1,944
93,000		Maruzen Showa Unyu Co Ltd	255
83,049		Mitsubishi Logistics Corp	922
113,000	e	Mitsui-Soko Co Ltd	447
65,860	e	Mullen Group Ltd	709
85,271	e	Neopost S.A.	7,656
3,474,883		Nippon Express Co Ltd	15,835
81,000		Nippon Konpo Unyu Soko Co Ltd	899
2,839	e	Norbert Dentressangle	141
156,518	*,e	Old Dominion Freight Line	5,254
8,164	*,e	Patriot Transportation Holding, Inc	595
6,461		Piraeus Port Authority	134
85,706	*,e	Saia, Inc	1,544
344,000		Sankyu, Inc	1,357
244,000		Seino Holdings Corp	2,034
44,000	e	Shibusawa Warehouse Co Ltd	170
133,000		Sumitomo Warehouse Co Ltd	602
1,373,134		TNT NV	26,670
73,256		TransForce, Inc	372
3,520,029		United Parcel Service, Inc (Class B)	175,967
44,609	e	Universal Truckload Services, Inc	698
45,674	*	USA Truck, Inc	618
83	e	VANTEC CORP	77
247,601	e	Werner Enterprises, Inc	4,487
782,599	e	Yamato Transport Co Ltd	10,447
324,680	*,e	YRC Worldwide, Inc	562
		TOTAL TRUCKING AND WAREHOUSING	349,644

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
WATER TRANSPORTATION - 0.25%
159,958	e	Alexander & Baldwin, Inc	$3,749
70,225	*,e	American Commercial Lines, Inc	1,087
94,890		Anek Lines S.A.	125
260		AP Moller - Maersk AS (Class A)	1,523
475	e	AP Moller - Maersk AS (Class B)	2,845
3,172,269	e	Babcock & Brown Infrastructure Group	176
47,426	e	Bourbon S.A.	1,859
16,600		Camillo Eitzen & Co ASA	29
1,530,312		Carnival Corp	39,437
23,626		Carnival plc	625
364,000		CH Offshore Ltd	124
3,771,300	*,e	China Shipping Container Lines Co Ltd	1,012
1,446,000		China Shipping Development Co Ltd	1,866
210,000		Chu Kong Shipping Development	31
12,061		Compagnie Maritime Belge S.A.	366
3,040,875	e	COSCO Holdings	3,622
62,119		D/S Torm AS	632
102,000	e	Daiichi Chuo Kisen Kaisha	294
175,000	e	Danaos Corp	567
211,500		Deep Sea Supply plc	345
250,542	e	DHT Maritime, Inc	1,305
43,600		DOF ASA	251
248,055	e	Eagle Bulk Shipping, Inc	1,163
65,000	*	Eitzen Chemical ASA	33
40,633		Euronav NV	756
469,000	*	Evergreen International Storage & Transport Corp	424
1,123,222		Evergreen Marine Corp Tawain Ltd	560
314,000	e	Ezra Holdings Ltd	251
39,323	e	Forth Ports PLC	615
197,609	e	Frontline Ltd	4,814
53,400	e	Frontline Ltd (Norway)	1,318
136,178	e	Genco Shipping & Trading Ltd	2,958
256,617		General Maritime Corp	2,538
177,801		Golar LNG Ltd	1,520
44,500	e	Golar LNG Ltd (Norway)	382
112,012	*	Gulfmark Offshore, Inc	3,092
633,077	e	Hamburger Hafen und Logistik AG.	24,380
60,194		Hanjin Shipping Co Ltd	841
251,774	e	Horizon Lines, Inc (Class A)	972
124,988	*,e	Hornbeck Offshore Services, Inc	2,673
107,200	e	Iino Kaiun Kaisha Ltd	640
4,056,300		International Container Term Services, Inc	1,306
37,481	e	International Shipholding Corp	1,010
25,500	e	Inui Steamship Co Ltd	188
2,167		Israel Corp Ltd	1,163
66,102	e	James Fisher & Sons plc	447
353,010		Kamigumi Co Ltd	2,983
1,567,916	e	Kawasaki Kisen Kaisha Ltd	6,478
213,170	*	Kirby Corp	6,777
87,987	e	Knightsbridge Tankers Ltd	1,200
7,009	*	Korea Express Co Ltd	449
7,245		Korea Line Corp	351

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
132,386	*,e	Kuehne & Nagel International AG.	$10,369
1,356,900		Malaysia International Shipping Corp BHD	3,320
118,305		Mermaid Marine Australia Ltd	174
12,944		Minoan Lines S.A.	61
2,661,255	e	Mitsui OSK Lines Ltd	17,321
390,057	e	Neptune Orient Lines Ltd	399
820,114	e	Nippon Yusen Kabushiki Kaisha	3,550
57,000		Nissin Corp	130
229,857	e	Nordic American Tanker Shipping	7,314
255,902	*,e	Odyssey Marine Exploration, Inc	409
110,000	e	Omega Navigation Enterprises, Inc (Class A)	418
174,524		Orient Overseas International Ltd	745
87,423	e	Overseas Shipholding Group, Inc	2,976
2,196,000		Pacific Basin Shipping Ltd	1,403
414,819	e	Royal Caribbean Cruises Ltd	5,617
154,000	e	Shinwa Kaiun Kaisha Ltd	467
215,786	e	Ship Finance International Ltd	2,380
2,886,000	e	Shun TAK Holdings Ltd	1,814
13,565		Smit Internationale NV	803
43,000	e	Stolt-Nielsen S.A.	466
114,640		STX Pan Ocean Co Ltd	1,062
77,289	*,e	TBS International Ltd (Class A)	604
173,655	e	Teekay Corp	3,652
60,187	e	Teekay Tankers Ltd (Class A)	559
149,023	*,e	Ultrapetrol Bahamas Ltd	660
1,106,000		U-Ming Marine Transport Corp	2,157
20,437		VTG AG.	250
1,233,670		Wan Hai Lines Ltd	575
19,367		Wilh Wilhelmsen ASA	334
1,449,512		Yang Ming Marine Transport	519
		TOTAL WATER TRANSPORTATION	204,660

WHOLESALE TRADE-DURABLE GOODS - 0.94%
109,638	e	Agilysys, Inc	513
249,214	e	Applied Industrial Technologies, Inc	4,910
1,030,402	*	Arrow Electronics, Inc	21,886
19,295		Arseus NV	177
10,700		As One Corp	192
1,619,258	e	Assa Abloy AB (Class B)	22,564
32,500	e	Autobacs Seven Co Ltd	1,164
157,900		Banpu PCL	1,566
272,577	e	Barnes Group, Inc	3,241
285,666	*,e	Beacon Roofing Supply, Inc	4,131
505		BIC CAMERA, Inc	204
21,595	*	Bluelinx Holdings, Inc	65
9,553		Bobst Group AG.	268
515,889	e	BorgWarner, Inc	17,618
117,415	e	BSS Group plc	496
102,727	e	Bunzl plc	849
53,189		Canon Marketing Japan, Inc	745
59,114	*,e	Cardtronics, Inc	225
42,264		Carl Zeiss Meditec AG.	593
100,477	e	Castle (A.M.) & Co	1,214
978,162		Champion Technology Holdings Ltd	35

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
5,001,896	e	China Communications Construction Co Ltd	$5,847
949,000		China High Speed Transmission Equipment Group Co Ltd	1,891
1,230,600	*	China Metal Recycling Holdings Ltd	1,042
2,330,861		China National Building Material Co Ltd	4,517
66,707	*	Chindex International, Inc	825
2,662,000	*	CMC Magnetics Corp	575
7,309		Coltene Holding AG.	269
28,110		Communications Systems, Inc	275
1,503,167	e	Compagnie de Saint-Gobain	50,239
152,211	*,e	Conceptus, Inc	2,572
21,292		Consumers' Waterheater Income Fund	116
78,040		Crane Group Ltd	638
55,200		Creative Technology Ltd	137
7,475		Daetwyler Holding AG.	293
76,000	*,e	Daiichi Jitsugyo Co Ltd	269
36,576		Demag Cranes AG.	827
122,633	*,e	DemandTec, Inc	1,079
105,177		Derichebourg	277
3,149	e	D'ieteren S.A.	647
131,548	*,e	Digi International, Inc	1,283
1,611,667		Dimension Data Holdings plc	1,578
4,259,900		Dongfeng Motor Group Co Ltd	3,595
11,053		Doosan Corp	772
24,200		Doshisha Co Ltd	353
104,723	*,e	Drew Industries, Inc	1,274
27,953		Eastern Co	461
408,020	e	Electrocomponents plc	945
745,462	m	Energy Support Corp	1,493
11,200	e	Enplas Corp	163
12,026		Eriks Group NV	808
36,309		Esprinet S.p.A.	327
223,497		Finning International, Inc	3,228
531,164		Fisher & Paykel Healthcare Corp	1,001
179,678	*,e	Fortescue Metals Group Ltd	549
45,468		Fourlis Holdings S.A.	590
20,780		Frigoglass S.A.	173
15,100	e	Fujitsu Business Systems Ltd	286
34,874	*	GameLoft	130
207,000		GeoVision, Inc	940
178,476		Grafton Group plc	656
194,111	e	GWA International Ltd	360
11,800		Hakuto Co Ltd	112
2,076		Hamon & CIE S.A.	67
111,807	*,e	Hansen Medical, Inc	552
184,000		Hanwa Co Ltd	691
29,624		Hargreaves Services plc	239
100,247		Headlam Group PLC	419
34,031	*,e	Hexpol AB (Series B)	151
42,700		Hitachi Software Engineering Co Ltd	732
97,987	e	Houston Wire & Cable Co	1,167
241,086		Imperial Holdings Ltd	1,823
9,679		IMS-Intl Metal Service	156
16,900		Inaba Denki Sangyo Co Ltd	395
68,500	e	Inabata & Co Ltd	279

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
1,389,977	*,e	Ingram Micro, Inc (Class A)	$24,325
438,176		Inner Mongolia Yitai Coal Co	2,039
267,158	*	Insight Enterprises, Inc	2,581
174,034	*	Interline Brands, Inc	2,381
2,119		Interseroh AG.	121
2,530,440		Itochu Corp	17,651
16,100		Japan Digital Laboratory Co Ltd	205
17,300		Kaga Electronics Co Ltd	232
328,000	*	Kanematsu Corp	344
6,658		KCC Corp	1,970
217,230	*	Kia Motors Corp	2,149
122,998		Kingspan Group plc	690
54,821		Kloeckner & Co AG.	1,164
287,511	e	Knight Transportation, Inc	4,758
41,200	e	Kuroda Electric Co Ltd	555
34,833		Lawson Products, Inc	495
2,589,892	e	Li & Fung Ltd	6,951
78,374		Lindab International AB	640
763,431	*,e	LKQ Corp	12,558
7,500		Macnica, Inc	111
196,831	*,e	MedAssets, Inc	3,828
146,919	*	Merge Healthcare, Inc	632
65,200	e	MISUMI Group, Inc	922
3,271,117		Mitsubishi Corp	60,712
4,032,548	e	Mitsui & Co Ltd	47,971
141,770	*	Molopo Australia Ltd	117
45,228	e	Munters AB	218
69,727	*,e	MWI Veterinary Supply, Inc	2,431
67,612		Mytilineos Holdings S.A.	550
14,000		Nafco Co Ltd	246
16,300	*	Nagaileben Co Ltd	297
672	e	NET One Systems Co Ltd	1,184
107,000	*	Nippon Road Co Ltd	312
98,000		Nippon Steel Trading Co Ltd	171
5,446,221	e	Nissan Motor Co Ltd	33,129
128,425		Nisshin Steel Co Ltd	288
92,972	e	Norbord, Inc	108
10,100		Onoken Co Ltd	106
270,285	e	Owens & Minor, Inc	11,844
5,952,000		Pan-United Corp Ltd	2,075
320,767	*,e	Patterson Cos, Inc	6,961
258,104	e	PEP Boys - Manny Moe & Jack	2,617
7,360		Phoenix Solar AG.	337
10,696,000	*	Playmates Toys Ltd	208
263,648	e	Pool Corp	4,366
385,569		Premier Farnell plc	799
164,435		Prysmian S.p.A.	2,471
358,951	*,e	PSS World Medical, Inc	6,644
3,040,534		PT Astra International Tbk	7,089
2,271,944		PT United Tractors Tbk	2,215
11,444	e	Rautaruukki Oyj	229
618,209	e	Reliance Steel & Aluminum Co	23,733
66,159	*	Rexel S.A.	561
152,098	e	Rockwool International AS (B Shares)	11,189

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
72,067		Russel Metals, Inc	$933
40,200		Ryosan Co Ltd	947
19,300		Ryoyo Electro Corp	161
344,000	e	Sagami Railway Co Ltd	1,410
138,505		Samsung Corp	4,670
34,900		Sangetsu Co Ltd	768
39,100		Sanshin Electronics Co Ltd	302
325,042	e	Schneider Electric S.A.	24,760
403,199	e	Securitas Systems AB (B Shares)	611
150,000		Seika Corp	355
22,700		Shinko Shoji Co Ltd	191
92,000		Shinsho Corp	161
50,653	*,e	Sierra Wireless, Inc	289
508,786		SIG PLC	822
4,398,026		Sime Darby BHD	8,696
467,802	e	Sims Group Ltd	9,993
84,299		Sims Group Ltd ADR	1,738
109,270		SK Networks Co Ltd	1,265
5,055		Solar Holdings AS (B Shares)	199
395,967	*	Solera Holdings, Inc	10,058
47,160	*	Sport Supply Group, Inc	405
107,000		Sumikin Bussan Corp	252
18,700		Sumisho Computer Systems Corp	293
4,159,178	e	Sumitomo Corp	42,397
53,000		Tamura Corp	223
218,422	*,e	Tech Data Corp	7,145
32,400	*	TECMO KOEI HOLDINGS CO Ltd	241
17,447,887		Test-Rite International Co	8,083
85,825	e	THK Co Ltd	1,286
704,914		ThyssenKrupp AG.	17,493
69,154	*,e	Titan Machinery, Inc	878
88,779	f	TMK OAO (GDR)	920
229,323	*,e	TomoTherapy, Inc	631
119,929		Topps Tiles plc	146
68,842		Toromont Industries Ltd	1,412
25,500		Trusco Nakayama Corp	402
161,895	*,e	Tyler Technologies, Inc	2,529
41,900	e	Ulvac, Inc	1,207
1,261,341		UMW Holdings BHD	2,135
11,974	e	Vossloh AG.	1,437
194,728	e	W.W. Grainger, Inc	15,944
6,438		Wajax Income Fund	89
77,458	e	Wavin NV	310
619,290	*,e	WESCO International, Inc	15,507
2,521,617		Wesfarmers Ltd	46,023
101,495	e	Wesfarmers Ltd PPS	1,922
76,532	*	West Marine, Inc	422
26,405	*	Westport Innovations, Inc	213
21,721	*	Willis Lease Finance Corp	285
933,155	*,e	Wolseley plc	17,778
1,382,000	*	WPG Holdings Co Ltd	1,371
4,500,000		Xiamen International Port Co Ltd	877
119,300		Yamazen Corp	518
294,000	e	Yuasa Trading Co Ltd	342

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
20,800	e	Zenrin Co Ltd	$309
		TOTAL WHOLESALE TRADE-DURABLE GOODS	760,973

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
23,173	e	AarhusKarlshamn AB	291
181,822		ABB Grain Ltd	1,363
16,900	e	ABC-Mart, Inc	435
161,876		Aceto Corp	1,080
412,623		Airgas, Inc	16,724
288,247	*,e	Akorn, Inc	346
208,127	e	Akzo Nobel NV	9,156
22,199		Alfresa Holdings Corp	1,025
2,528,000	*	Alliance Global Group, Inc	144
588,310	*,e	Alliance One International, Inc	2,236
282,583	e	Allscripts Healthcare Solutions, Inc	4,482
109,154	e	Andersons, Inc	3,268
32,200		AOKI Holdings, Inc	351
46,832	*	ASOS plc	262
575,154		AWB Ltd	547
38,383	e	Axfood AB	831
322,145	*,e	Bare Escentuals, Inc	2,857
3,983	*	Baron de Ley	151
137,611	e	Billabong International Ltd	970
230,840	*	BioScrip, Inc	1,367
171,626	*,e	BMP Sunstone Corp	814
294,339	e	Brown-Forman Corp (Class B)	12,651
10,200		C Uyemura & Co Ltd	330
1,438,287		Cardinal Health, Inc	43,940
84,568	e	Casino Guichard Perrachon S.A.	5,700
97,943		Celesio AG.	2,246
137,712	*,e	Central European Distribution Corp	3,659
244,000		China Aviation Oil Singapore Corp Ltd	189
1,788,000		China BlueChemical Ltd	939
1,404,000		China Mengniu Dairy Co Ltd	3,272
90,109	*	Clearwater Paper Corp	2,279
63,010	*	Core-Mark Holding Co, Inc	1,642
227,519		Dairy Crest Group plc	1,202
3,678,000		Dalian Port PDA Co Ltd	1,490
45,274		Danisco AS	1,774
14,000		DC Chemical Co Ltd	2,357
2,992,736	*	Dean Foods Co	57,431
5,302		Delek Group Ltd	644
184,000	e	Dickson Concepts International Ltd	78
18,943	e	East Asiatic Co Ltd A.S.	632
501,880		Empresas COPEC S.A.	5,979
952,658	*,e	Endo Pharmaceuticals Holdings, Inc	17,072
805,101	*	Ercros S.A.	159
1,123,041		Esprit Holdings Ltd	6,267
108,118		Findel plc	69
2,010,000		First Pacific Co	1,154
6,855,001		Foster's Group Ltd	28,447
241,048	*	Fresh Del Monte Produce, Inc	3,919
85,000	*,e	Fujiya Co Ltd	125
490,983		Fyffes plc	227

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
6,076	e	Galenica AG.	$1,791
3,116,391		Gazprom (ADR)	63,108
153,274	*,e	Gildan Activewear, Inc	2,270
96,763	*	GrainCorp Ltd	564
123,844	*,e	Green Mountain Coffee Roasters, Inc	7,322
221,751	*,e	Hain Celestial Group, Inc	3,462
73,812		Hanwha Corp	1,903
291,475	*,e	Henry Schein, Inc	13,976
613,726		Herbalife Ltd	19,357
12,878		IC Companys AS	250
6,701	*,b,e	Idearc, Inc	–	^
13,028,200		IRPC PCL	1,239
7,200		Itochu-Shokuhin Co Ltd	261
71,000	e	Japan Pulp & Paper Co Ltd	218
400,655		JBS S.A.	1,437
40,000		Kato Sangyo Co Ltd	645
47,772		Kenneth Cole Productions, Inc (Class A)	336
132,536	e	Kikkoman Corp	1,333
41,300	e	Kobayashi Pharmaceutical Co Ltd	1,565
37,509	e	Koninklijke Vopak NV	1,872
135,708	e	K-Swiss, Inc (Class A)	1,154
163,833		KT&G Corp	9,259
15,076		Laboratorios Farmaceuticos Rovi S.A	136
2,924		LDC	338
62,584		LG Chem Ltd	6,853
107,876	*	LSB Industries, Inc	1,744
31,280	e	MARR S.p.A.	241
3,507,920		Marubeni Corp	15,585
231,252		Massmart Holdings Ltd	2,399
8,200	*	Meito Sangyo Co Ltd	117
290,817	e	Men's Wearhouse, Inc	5,578
2,729,643	e	Metcash Ltd	9,480
341,157		Metro, Inc	11,151
893,900	*,e	Mexichem SAB de C.V.	1,130
199,391		Myers Industries, Inc	1,659
143,000		Nagase & Co Ltd	1,438
76,870	e	Nash Finch Co	2,080
1,366,596		Nippon Oil Corp	8,086
5,321,436		Noble Group Ltd	6,687
317,727		Nu Skin Enterprises, Inc (Class A)	4,861
898,000		Pacific Andes International Holdings Ltd	88
15,900	*	Paladin Labs, Inc	271
55,773	*,e	Perry Ellis International, Inc	406
4,288		Pescanova S.A.	141
370,300		Petronas Dagangan BHD	880
18,940		Point, Inc	1,018
1,078,000		Prime Success International Group Ltd	568
114,500	*,e	Pronova BioPharma AS	304
1,553,000		PT Unilever Indonesia Tbk	1,407
11,753	e	Rubis	874
9,100	e	Ryoshoku Ltd	209
9,500	*	S Foods, Inc	77
28,500	e	Sakata Seed Corp	391

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
63,900		San-A Co Ltd	$2,089
85,000		San-Ai Oil Co Ltd	398
46,373		Sarantis S.A.	234
74,894	*	Schiff Nutrition International, Inc	381
106,392	*,e	School Specialty, Inc	2,150
3,120		Schweizerhall Holding AG.	577
1,162,840	e	Sigma Pharmaceuticals Ltd	1,143
34,268		Sligro Food Group NV	900
7,478,609	*,e	Sojitz Holdings Corp	16,458
137,452	e	Spartan Stores, Inc	1,706
23,658		Sprider Stores S.A.	51
44,467	*	Super De Boer	192
166,934		Suzano Papel e Celulose S.A.	1,292
81,532	e	Suzuken Co Ltd	2,366
124,550	e	Symrise AG.	1,838
71,548	*,e	Synutra International, Inc	787
2,727,542		Sysco Corp	61,316
784,627		Terra Industries, Inc	19,004
229,481		Tiger Brands Ltd	4,288
28,800	e	Toho Pharmaceutical Co Ltd	304
31,000		Tokai Corp	134
228,231	*,e	Tractor Supply Co	9,431
434,800		Tsingtao Brewery Co Ltd	1,380
2,945,406	e	Unilever NV	70,926
312,000		Unilever NV ADR	7,544
5,168,437		Uni-President Enterprises Corp	5,324
254,885		United Drug PLC	708
226,345	*,e	United Natural Foods, Inc	5,942
138,302	*	United Stationers, Inc	4,824
18,210	e	Valhi, Inc	135
5,031		VAN DE Velde	184
4,459		Vilmorin & Cie	436
534,563		Vina Concha Y Toro S.A.	992
295,873	*	Viterra, Inc	2,569
92,868	*,e	Volcom, Inc	1,161
21,000	*	Wimm-Bill-Dann Foods OJSC (ADR)	1,154
48,000		Yokohama Reito Co Ltd	298
109,734	e	Zep, Inc	1,322
96,682	*,e	Zhongpin, Inc	1,002
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	707,032

		TOTAL COMMON STOCKS	80,512,163
		(Cost $92,570,105)

PREFERRED STOCKS - 0.02%

FOOD AND KINDRED PRODUCTS - 0.02%
169,513	*	Ambev Cia De Bebidas Das	11,022
		TOTAL FOOD AND KINDRED PRODUCTS	11,022

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
109,310	*	Goodman PLUS Trust	3,347
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,347

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
SECURITY AND COMMODITY BROKERS - 0.00%**
370,000		Daishin Securities Co Ltd	$2,454
		TOTAL SECURITY AND COMMODITY BROKERS	2,454

TRANSPORTATION BY AIR - 0.00%**
1,366	*,m	Malaysian Airline System BHD	-	^
		TOTAL TRANSPORTATION BY AIR	-	^

		TOTAL PREFERRED STOCKS	16,823
		(Cost $24,328)

RIGHTS / WARRANTS - 0.04%
BUSINESS SERVICES - 0.00%**
27,736	m	SK Broadband Co Ltd	4
377,586		Speedy Hire plc	32
		TOTAL BUSINESS SERVICES	36

CHEMICALS AND ALLIED PRODUCTS - 0.00%**
1,155	e	Dov Pharmaceutical, Inc	-	^
91,423		Dov Pharmaceutical, Inc	-	^
		TOTAL CHEMICALS AND ALLIED PRODUCTS	-	^

COMMUNICATIONS - 0.00%**
1,028,067	e	Jazztel PLC	69
		TOTAL COMMUNICATIONS	69

DEPOSITORY INSTITUTIONS - 0.00%**
2,379,809	e,m	Fortis	-	^
65,666	e	Unione di Banche Italiane SCPA	4
127,644	e	Unione di Banche Italiane SCPA (CW)	10
		TOTAL DEPOSITORY INSTITUTIONS	14

EATING AND DRINKING PLACES - 0.00%**
23,136		Krispy Kreme Doughnuts, Inc	1
145,255		Punch Taverns plc	4
		TOTAL EATING AND DRINKING PLACES	5

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%**
466,590	e	China Resources Power Holdings Co Ltd	199
404		Cia de Transmissao de Energia Eletrica Paulista	-	^
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	199

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%**
6	m	GreenHunter Energy, Inc	-	^
98,353	e	Renewable Energy Corp AS.	352
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	352

FABRICATED METAL PRODUCTS - 0.00%**
180,753	m	Goodpack Ltd (Expires 7/16/09)	1
		TOTAL FABRICATED METAL PRODUCTS	1

FOOD AND KINDRED PRODUCTS - 0.00%**
1,243,204		Golden Agri-Resources Ltd	172
		TOTAL FOOD AND KINDRED PRODUCTS	172

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

			VALUE
SHARES		COMPANY	(000)
FURNITURE AND FIXTURES - 0.00%**
26,439	e,m	Sealy Corp	$56
		TOTAL FURNITURE AND FIXTURES	56

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
303,959	m	Australian Infrastructure Fund	62
10		Compagnie Financiere Tradition S.A.	-	^
133,045		IJM Land BHD	21
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	83

HOTELS AND OTHER LODGING PLACES - 0.00%**
70,015		NH Hoteles S.A.	44
		TOTAL HOTELS AND OTHER LODGING PLACES	44

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%**
283,631	m	Tat Hong Holdings Ltd	17
46,123		Zardoya Otis S.A.	47
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	64

METAL MINING - 0.04%
139,354		Kagara Ltd	9
476,649	e	Rio Tinto Ltd	8,104
2,077,584		Rio Tinto plc	23,858
		TOTAL METAL MINING	31,971

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.00%**
2,144,971		Playmates Holdings Ltd	257
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	257

NONDEPOSITORY INSTITUTIONS - 0.00%**
449,858		Heckmann Corp	256
		TOTAL NONDEPOSITORY INSTITUTIONS	256

PRIMARY METAL INDUSTRIES - 0.00%**
346,000		DOWA HOLDINGS CO LTD	4
		TOTAL PRIMARY METAL INDUSTRIES	4

REAL ESTATE - 0.00%**
903,338		Cheuk Nang Holdings Ltd	123
35,868		Development Securities plc	13
400,738		FKP Property Group	39
905,570		ING Office Fund	7
553,875		SP Setia BHD	98
		TOTAL REAL ESTATE	280

WATER TRANSPORTATION - 0.00%**
930,000		Global Ship Lease, Inc	102
292,542	e,m	Neptune Orient Lines Ltd	35
		TOTAL WATER TRANSPORTATION	137

WHOLESALE TRADE-NONDURABLE GOODS - 0.00%**
119,000	e	Casino Guichard Perrachon S.A.	459
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	459

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

				VALUE
				(000)
	TOTAL RIGHTS / WARRANTS			$34,459
	(Cost $42,691)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 10.34%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.29%
$116,400,000	Federal Home Loan Bank (FHLB)	0.000%	07/1/09	116,400
4,100,000	FHLB	0.000	10/9/09	4,099
7,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/6/09	7,000
11,200,000	FHLMC	0.000	09/2/09	11,197
67,600,000	FHLMC	0.000	11/2/09	67,546
8,700,000	Federal National Mortgage Association (FNMA)	0.000	08/3/09	8,698
7,410,000	FNMA	0.000	08/10/09	7,408
8,400,000	FNMA	0.000	09/1/09	8,397
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			230,745
	(Cost $230,736)

U.S. TREASURY BILLS - 0.03%
$13,000,000	United States Treasury Bill	0.000	10/8/09	12,993
15,600,000	United States Treasury Bill	0.000	09/3/09	15,596
	TOTAL U.S. TREASURY BILLS			28,589
	(Cost $28,580)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.02%
REPURCHASE AGREEMENTS - 6.31%
100,000,000	Barclays Capital			100,000
440,000,000	Barclays Capital			440,000
587,000,000	Bank of America Corp			587,000
126,278,000	BNP Paribas, Inc			126,278
650,000,000	BNP Paribas, Inc			650,000
225,000,000	Deutsche Bank			225,000
600,000,000	Deutsche Bank			600,000
500,000,000	HSBC Corp			500,000
400,000,000	ING Corp			400,000
125,000,000	ING Corp			125,000
435,000,000	Merrill Lynch & Co			435,000
548,000,000	Salomon Brothers			548,000
350,000,000	Salomon Brothers			350,000
	TOTAL REPURCHASE AGREEMENTS			5,086,278

VARIABLE RATE SECURITY - 3.71%
85,000,000	American Express Credit Account Master Trust			84,216
24,940,000	American Express Credit Account Master Trust			24,928
58,000,000	American Express Credit Account Master Trust			55,968
82,000,000	American Express Credit Account Master Trust			80,720
85,000,000	BA Credit Card Trust			83,891
64,000,000	BA Credit Card Trust			62,816
170,000,000	Bank of America Corp			168,440
25,000,000	Bank One Issuance Trust			24,403
14,866,743	Brunel Residential Mortgage Securitization PLC			14,761

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

		VALUE
PRINCIPAL	ISSUER	(000)
$ 30,000,000	Capital One Multi-Asset Execution Trust	$29,995
43,525,000	Capital One Multi-Asset Execution Trust	42,486
170,000,000	Capital One Multi-Asset Execution Trust	168,062
32,000,000	Chase Issuance Trust	31,485
51,000,000	Chase Issuance Trust	48,978
102,000,000	Chase Issuance Trust	101,981
17,000,000	Chase Issuance Trust	16,703
110,000,000	Citibank Credit Card Issuance Trust	106,196
85,000,000	Citigroup Funding, Inc	83,245
43,000,000	Discover Card Execution Note Trust	43,027
65,000,000	Discover Card Execution Note Trust	64,960
16,000,000	Discover Card Master Trust	15,920
8,000,000	Discover Card Master Trust	7,934
68,000,000	Discover Card Master Trust	66,798
16,000,000	Discover Card Master Trust I	15,919
102,000,000	Discover Card Master Trust I	99,875
39,000,000	GE Equipment Midticket LLC	35,805
110,000,000	General Electric Cap Corp	104,335
50,000,000	General Electric Cap Corp	50,007
21,000,000	General Electric Cap Corp	20,879
17,000,000	General Electric Cap Corp	16,092
20,600,000	General Electric Cap Corp	19,823
32,950,652	Granite Master Issuer Plc	22,964
26,054,004	Granite Master Issuer Plc	18,124
128,000,000	JPMorgan Chase & Co	126,334
100,000,000	JPMorgan Chase & Co	100,150
13,235,863	Medallion Trust	11,423
73,000,000	Nelnet Student Loan Trust	72,097
2,380,002	Nelnet Student Loan Trust	2,380
45,000,000	Nelnet Student Loan Trust	44,622
118,000,000	Permanent Financing PLC	114,060
135,000,000	Permanent Master Issuer Plc	119,428
32,948,500	Puma Global Mortgage Backed Trust	24,958
100,000,000	Rabobank Nederland Trust	100,306
53,000,000	SLM Student Loan Trust	52,732
43,000,000	SLM Student Loan Trust	42,318
170,000,000	SLM Student Loan Trust	153,921
55,000,000	Wachovia Corp	55,001
69,800,000	Wachovia Student Loan Trust	69,255
42,000,000	Wells Fargo & Co	42,028
23,906,934	World Omni Auto Receivables Trust	23,921
	TOTAL VARIABLE RATE SECURITY	2,986,670

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	8,072,948
	(Cost $8,166,875)

	TOTAL SHORT-TERM INVESTMENTS	8,332,282
	(Cost $8,426,191)

	TOTAL PORTFOLIO - 110.26%	88,896,120
	(Cost $101,063,675)

	OTHER ASSETS AND LIABILITIES, NET - (10.26)%	(8,270,828)

	NET ASSETS - 100.00%	$80,625,292

COLLEGE RETIREMENT EQUITIES FUND - CREF Stock Account

The following abbreviations are used in portfolio descriptions:
ADR - American Depositary Receipt
plc - Public Limited Company
SICAV - Societe d'Investissement A Capital Variable
SPDR - Standard & Poor's Depository Receipts

*	Non-income producing
**	Percentage represents less than $1,000
^	Amount represents less than 0.01%
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Stock Account

CREF STOCK ACCOUNT SUMMARY OF MARKET VALUES BY COUNTRY (unaudited) June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$65,085,170,247	73.21%
TOTAL DOMESTIC	65,085,170,247	73.21

FOREIGN
ARGENTINA	6,181,391	0.01
AUSTRALIA	1,115,413,433	1.26
AUSTRIA	87,496,449	0.10
BELGIUM	239,685,703	0.27
BERMUDA	45,175,420	0.05
BRAZIL	589,403,855	0.66
CAMBODIA	1,051,757	0.00
CANADA	1,797,617,671	2.02
CAYMAN ISLANDS	1,308,988	0.00
CHILE	49,147,126	0.06
CHINA	738,516,954	0.83
COLOMBIA	19,730,709	0.02
CYPRUS	5,309,869	0.01
CZECH REPUBLIC	20,243,597	0.02
DENMARK	104,335,638	0.12
EGYPT	18,343,352	0.02
FINLAND	297,600,077	0.33
FRANCE	1,552,033,193	1.75
GERMANY	1,600,571,513	1.80
GIBRALTAR	632,657	0.00
GREECE	72,298,341	0.08
GUERNSEY, C.I.	17,977,075	0.02
HONG KONG	372,026,469	0.42
HUNGARY	15,888,718	0.02
INDIA	249,358,149	0.28
INDONESIA	57,026,969	0.06
IRELAND	71,957,210	0.08
ISRAEL	295,795,802	0.33
ITALY	425,578,179	0.48
JAPAN	4,107,563,128	4.62
JERSEY, C.I.	5,703,592	0.01
KAZAKHSTAN	6,004,648	0.01
KOREA, REPUBLIC OF	418,807,349	0.47
LIECHTENSTEIN	1,309,278	0.00
LUXEMBOURG	28,979,406	0.03
MALAYSIA	122,309,152	0.14
MEXICO	140,952,316	0.16
MOROCCO	11,822,736	0.01
NETHERLANDS	647,182,027	0.73
NEW ZEALAND	31,197,165	0.04
NORWAY	82,276,197	0.09
PANAMA	15,556,621	0.02
PERU	10,551,257	0.01
PHILIPPINES	25,997,291	0.03
POLAND	35,449,855	0.04
PORTUGAL	32,452,519	0.04
PUERTO RICO	2,247,113	0.00
RUSSIA	194,545,161	0.22
SINGAPORE	257,837,008	0.29
SOUTH AFRICA	251,123,260	0.28
SPAIN	630,798,433	0.71
SWEDEN	338,509,836	0.38
SWITZERLAND	2,022,865,225	2.28
TAIWAN	438,188,535	0.49
THAILAND	53,948,941	0.06
TURKEY	43,668,624	0.05
UNITED KINGDOM	3,985,396,659	4.48
TOTAL FOREIGN	23,810,949,596	26.79
TOTAL PORTFOLIO	$88,896,119,843	100.00%

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
CREF GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.58%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00% **
9,796		Bureau Veritas S.A.	$481
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	481

AMUSEMENT AND RECREATION SERVICES - 0.40%
31,345		Aristocrat Leisure Ltd	96
61,006	*	Electronic Arts, Inc	1,325
6,794,000	*	Galaxy Entertainment Group Ltd	1,788
121,349		Ladbrokes plc	367
13,250	e	Lottomatica S.p.A.	255
10,651,796		NagaCorp Ltd	1,416
46,219		Nintendo Co Ltd	12,776
130,590		OPAP S.A.	3,481
5,301	e	Oriental Land Co Ltd	355
55,614	*	Penn National Gaming, Inc	1,619
16,505,000	*	Rexcapital Financial Holdings Ltd	1,278
336,544	e	Sega Sammy Holdings, Inc	4,273
49,402		Sky City Entertainment Group Ltd	85
376,378		TABCORP Holdings Ltd	2,172
384,200		Tanjong plc	1,454
110,872		Tattersall's Ltd	228
1,125	*,e	Ticketmaster	7
377,841		Walt Disney Co	8,815
20,042		William Hill plc	65
		TOTAL AMUSEMENT AND RECREATION SERVICES	41,855

APPAREL AND ACCESSORY STORES - 0.49%
19,400	e	Abercrombie & Fitch Co (Class A)	493
88,874	*,e	Aeropostale, Inc	3,046
192,157	e	American Eagle Outfitters, Inc	2,723
84,410		Burberry Group plc	587
22,394		Fast Retailing Co Ltd	2,929
540,613		Gap, Inc	8,866
205,038	e	Hennes & Mauritz AB (B Shares)	10,231
49,756		Inditex S.A.	2,385
190,522	*	Kohl's Corp	8,145
571,980	e	Limited Brands, Inc	6,847
35,360	e	Nordstrom, Inc	703
118,410		Ross Stores, Inc	4,571
19,868	*,e	Urban Outfitters, Inc	415
		TOTAL APPAREL AND ACCESSORY STORES	51,941

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,701,000		Anta Sports Products Ltd	2,127
28,000		C C Land Holdings Ltd	18

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
65,000		Guess ?, Inc	$1,676
13,281	e	Hermes International	1,844
79,548		Nike, Inc (Class B)	4,119
14,152	e	Onward Kashiyama Co Ltd	91
38,376	e	Polo Ralph Lauren Corp (Class A)	2,055
2,826		Shimamura Co Ltd	225
108,803		VF Corp	6,023
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	18,178

AUTO REPAIR, SERVICES AND PARKING - 0.14%
4,100	*,e	Hertz Global Holdings, Inc	33
42,250		Ryder System, Inc	1,180
425,464		Standard Chartered plc	7,979
260,513		Standard Chartered plc (Hong Kong)	5,042
		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,234

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
25,692		Advance Auto Parts	1,066
22,557	*,e	Autonation, Inc	391
21,218	*,e	Autozone, Inc	3,207
34,289	e	Canadian Tire Corp Ltd	1,621
48,589	*,e	Carmax, Inc	714
126,810		Inchcape plc	40
19,139	*,e	O'Reilly Automotive, Inc	729
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,768

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.37%
25,809	e	Fastenal Co	856
796,515		Home Depot, Inc	18,821
485,438		Kingfisher plc	1,420
907,298		Lowe's Cos, Inc	17,611
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	38,708

BUSINESS SERVICES - 5.54%
107,171	*	Activision Blizzard, Inc	1,354
26,482	e	Adecco S.A.	1,103
400,023	*	Adobe Systems, Inc	11,321
85,162	*	Affiliated Computer Services, Inc (Class A)	3,783
43,027	*	Akamai Technologies, Inc	825
43,897	*,e	Alliance Data Systems Corp	1,808
24,999	e	Atos Origin S.A.	847
36,287	*	Autodesk, Inc	689
215,031	e	Automatic Data Processing, Inc	7,621
3,343,723	*	Autonomy Corp plc	79,051
414,800		Aveva Group plc	4,890
114,720	*	BMC Software, Inc	3,876
107,326		CA, Inc	1,871
27,000	*,e	CACI International, Inc (Class A)	1,153
7,819	*,e	Cadence Design Systems, Inc	46
8,395	*,e	Cerner Corp	523
425,153	*	CGI Group, Inc	3,779
49,074	*,e	Citrix Systems, Inc	1,565
46,922	*	Cognizant Technology Solutions Corp (Class A)	1,253

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
262,386	*	Computer Sciences Corp	$11,624
41,934	e	Computershare Ltd	305
220,950	*	Compuware Corp	1,516
1,708	e	CSK Holdings Corp	8
71,122		Ctrip.com International Ltd (ADR)	3,293
11,262	e	Dassault Systemes S.A.	497
32	e	Dena Co Ltd	107
18,700	e	Dentsu, Inc	394
5,687	*,e	DST Systems, Inc	210
126,567	*	DynCorp International, Inc (Class A)	2,125
427,928	*	eBay, Inc	7,330
35,677		Equifax, Inc	931
158,541	*,e	Expedia, Inc	2,396
239,708		Experian Group Ltd	1,791
253,293	e	Fidelity National Information Services, Inc	5,056
33,999	*	Fiserv, Inc	1,554
1,136,406		Fujitsu Ltd	6,205
19,669	e	Gestevision Telecinco S.A.	183
132,571	*	Google, Inc (Class A)	55,891
255,817		Group 4 Securicor plc	878
2,565	e	Hakuhodo DY Holdings, Inc	138
73,928		Hays plc	104
6,302	*,e	IHS, Inc (Class A)	314
57,633		IMS Health, Inc	732
22,358		Indra Sistemas S.A.	484
112,500		Infosys Technologies Ltd	4,172
493,240	*,e	Interpublic Group of Cos, Inc	2,491
84,573	*	Intuit, Inc	2,382
40,067	*,e	Iron Mountain, Inc	1,152
13,415	e	JC Decaux S.A.	213
37,659	e	JSR Corp	646
112,502	*,e	Juniper Networks, Inc	2,655
9,688	e	Konami Corp	186
2,137	*,e	Lamar Advertising Co (Class A)	33
841,428	e	LogicaCMG plc	1,094
37,897	*,e	Longtop Financial Technologies Ltd (ADR)	931
1,800		Loomis AB	18
48,123	e	Manpower, Inc	2,038
26,221	e	Mastercard, Inc (Class A)	4,387
171,422	*	McAfee, Inc	7,232
26,248	*	Medidata Solutions, Inc	430
1,086,941		Michael Page International PLC	4,260
4,040,510		Microsoft Corp	96,043
185,570	e	Mitsubishi UFJ Lease & Finance Co Ltd	6,068
4,224	*,e	Monster Worldwide, Inc	50
63,716	e	Moody's Corp	1,679
84,567	*	NCR Corp	1,000
200,328		NEC Corp	788
120,177	*,e	Netease.com (ADR)	4,228
28,809	*,e	NetFlix, Inc	1,191
14,573	*	NHN Corp	2,019
10,710	e	Nomura Research Institute Ltd	238
240,294	*	Novell, Inc	1,089
1,099		NTT Data Corp	3,559

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
23,884	*	Nuance Communications, Inc	$289
767		Obic Co Ltd	125
147,662		Omnicom Group, Inc	4,663
20,311	*	Open Text Corp	742
4,387	*,e	OpenTable, Inc	132
2,126,906		Oracle Corp	45,558
3,703		Oracle Corp Japan	136
1,700	e	Otsuka Corp	91
66,200	e	Playtech Ltd	493
2,178	e	Promotora de Informaciones S.A.	11
27,078	e	Publicis Groupe S.A.	825
9,141	e	Rakuten, Inc	5,513
23,523	e	Randstad Holdings NV	651
23,039	*	Red Hat, Inc	464
44,652	e	Ritchie Bros Auctioneers, Inc	1,048
31,310	e	Robert Half International, Inc	740
260,979		Sage Group plc	765
58,929	*,e	Salesforce.com, Inc	2,249
563,460	e	SAP AG.	22,662
24,313		Secom Co Ltd	989
78,471	e	Securitas AB (B Shares)	666
3,711		SGS S.A.	4,597
4,470		Societe Des Autoroutes Paris-Rhin-Rhone	304
565,010		Softbank Corp	11,038
861	e	So-net Entertainment Corp	1,654
190,000	e	Sotheby's (Class A)	2,681
7,100		Square Enix Co Ltd	167
681,749	*	Sun Microsystems, Inc	6,286
559,081	*	Symantec Corp	8,699
24,824	*,e	Synopsys, Inc	484
552,576	*,e	Temenos Group AG.	9,408
249,200		Tencent Holdings Ltd	2,908
28,749		Total System Services, Inc	385
10,851	e	Trend Micro, Inc	348
26,101	e	United Internet AG.	305
3,782		USS Co Ltd	195
7,000		Venture Corp Ltd	34
55,909	*,e	VeriSign, Inc	1,033
316,050		Visa, Inc (Class A)	19,677
200,000	*	VisionChina Media, Inc (ADR)	1,222
246,814	*,e	VMware, Inc (Class A)	6,731
1,453,929		WPP plc	9,646
13,849	e	Yahoo! Japan Corp	4,421
1,114,225	*	Yahoo!, Inc	17,449
		TOTAL BUSINESS SERVICES	582,180

CHEMICALS AND ALLIED PRODUCTS - 11.32%
673,078		Abbott Laboratories	31,662
24,905	*	Actelion Ltd	1,303
68,465	e	Agrium, Inc	2,734
54,057	e	Air Liquide	4,938
147,382		Air Products & Chemicals, Inc	9,519
192,000		Air Water, Inc	2,101
914,939	*	Amgen, Inc	48,437

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
144,093	e	Asahi Kasei Corp	$734
126,483		Astellas Pharma, Inc	4,490
810,556		AstraZeneca plc	35,612
88,081	e	AstraZeneca plc (ADR)	3,888
15,695	e	Avery Dennison Corp	403
91,321		Avon Products, Inc	2,354
673,348	e	BASF AG.	26,761
474,000	*	Bawang International	146
24,155	e	Beiersdorf AG.	1,136
111,762	*	Biogen Idec, Inc	5,046
64,139		Biovail Corp	861
828,386		Bristol-Myers Squibb Co	16,825
180,176		Celanese Corp (Series A)	4,279
86,084	*	Celgene Corp	4,118
21,792	*,e	Cephalon, Inc	1,235
74,490		CF Industries Holdings, Inc	5,523
14,693	*	Charles River Laboratories International, Inc	496
87,000	*	Chattem, Inc	5,925
12,130		Christian Dior S.A.	905
154,158	e	Chugai Pharmaceutical Co Ltd	2,944
16,025		Church & Dwight Co, Inc	870
260,756		Cipla Ltd	1,379
43,940		Clorox Co	2,453
251,014		Colgate-Palmolive Co	17,757
289,428		CSL Ltd	7,498
200,000	e	Cytec Industries, Inc	3,724
34,630		Daicel Chemical Industries Ltd	210
80,779		Daiichi Sankyo Co Ltd	1,449
66,010		Dainippon Ink and Chemicals, Inc	103
18,500	e	Dainippon Sumitomo Pharma Co Ltd	162
940,413		Dow Chemical Co	15,178
30,065		DSM NV	942
332,909		Du Pont (E.I.) de Nemours & Co	8,529
39,127		Eastman Chemical Co	1,483
225,311		Ecolab, Inc	8,785
29,270	e	Eisai Co Ltd	1,045
83,767	*	Elan Corp plc	572
23,766	*,e	Elan Corp plc (ADR)	151
352,969		Eli Lilly & Co	12,227
1,075		Eramet	281
16,888	e	Estee Lauder Cos (Class A)	552
15,412		FMC Corp	729
163,650	*	Forest Laboratories, Inc	4,109
56,523	*	Genzyme Corp	3,147
593,612	*	Gilead Sciences, Inc	27,805
1,503		Givaudan S.A.	921
1,704,881		GlaxoSmithKline plc	29,970
25,994	e	Grifols S.A.	459
11,420		H Lundbeck A/s	217
1		H.B. Fuller Co	–	^
28,755		Henkel KGaA	775
36,779	e	Henkel KGaA (Preference)	1,147
6,400	e	Hisamitsu Pharmaceutical Co, Inc	199
73,005	*	Hospira, Inc	2,812

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
4,400	e	Huntsman Corp	$22
1,481,523		Incitec Pivot Ltd	2,841
11,676	e	International Flavors & Fragrances, Inc	382
122,722	*	Invitrogen Corp	5,120
193,653		Ipsen	8,457
1,662,656		Johnson & Johnson	94,439
27,480		Kansai Paint Co Ltd	198
209,757		Kao Corp	4,583
358,000	*,e	King Pharmaceuticals, Inc	3,448
16,725		Kingboard Chemical Holdings Ltd	41
439,587		Kuraray Co Ltd	4,892
28,816	e	Kyowa Hakko Kogyo Co Ltd	326
17,284		LG Household & Health Care Ltd	2,931
33,020	e	Linde AG.	2,707
9,641	e	Lonza Group AG.	957
51,523	e	L'Oreal S.A.	3,851
93,742		Lupin Ltd	1,597
179,812	e	Mediceo Paltac Holdings Co Ltd	2,063
718,380	e	Merck & Co, Inc	20,086
14,303	e	Merck KGaA	1,455
2,835		Methanex Corp	34
140,994	e	Mitsubishi Chemical Holdings Corp	599
48,445		Mitsubishi Gas Chemical Co, Inc	266
817,506		Monsanto Co	60,773
170,412		Mosaic Co	7,549
318,724	*,e	Mylan Laboratories, Inc	4,159
2,895	*	Myriad Pharmaceuticals, Inc	13
70,200	e	Nichi-iko Pharmaceutical Co Ltd	2,193
17,455	e	Nissan Chemical Industries Ltd	197
2,300		NOVA Chemicals Corp	14
1,861,733		Novartis AG.	75,460
56,863		Novartis AG. (ADR)	2,319
101,711		Novo Nordisk AS (Class B)	5,499
11,268	e	Novozymes AS (B Shares)	915
333,108	e	Nufarm Ltd	2,464
10,400		Ono Pharmaceutical Co Ltd	461
19,484		Orion Oyj (Class B)	305
83,100	*	Pactiv Corp	1,803
71,659	e	Perrigo Co	1,991
2,692,818		Pfizer, Inc	40,392
147,068		Potash Corp of Saskatchewan	13,717
140,127	e	PPG Industries, Inc	6,152
106,301		Praxair, Inc	7,555
988,905		Procter & Gamble Co	50,533
596,868		PTT Chemical PCL	915
634,953		Reckitt Benckiser Group plc	28,894
409,811		Roche Holding AG.	55,708
318,829		Sanofi-Aventis	18,727
9,065		Santen Pharmaceutical Co Ltd	276
1,026,773		Schering-Plough Corp	25,793
51,373	e	Sherwin-Williams Co	2,761
131,347		Shin-Etsu Chemical Co Ltd	6,108
35,073		Shionogi & Co Ltd	680
1,367,914		Shire Ltd	18,803

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
39,148	e	Shiseido Co Ltd	$643
146,826	e	Showa Denko KK	264
82,530	e	Sigma-Aldrich Corp	4,090
3,655,585	e	Sinochem Hong Kong Holding Ltd	1,849
402,173	*	Solutia, Inc	2,317
13,025		Solvay S.A.	1,099
50,000	e	Stada Arzneimittel AG.	1,249
180,982		Sumitomo Chemical Co Ltd	817
82,604		Syngenta AG.	19,177
16,154		Taisho Pharmaceutical Co Ltd	306
666,000		Taiwan Fertilizer Co Ltd	1,977
259,897		Taiyo Nippon Sanso Corp	2,493
239,997		Takeda Pharmaceutical Co Ltd	9,367
24,895		Tanabe Seiyaku Co Ltd	287
1,799,208		Teva Pharmaceutical Industries Ltd (ADR)	88,773
357,689	*,e	Theravance, Inc	5,237
692,500	e	Tokai Carbon Co Ltd	3,630
27,693		Tokuyama Corp	204
153,521	e	Toray Industries, Inc	784
54,647		Tosoh Corp	155
121,700	e	Tsumura & Co	3,803
96,260		UBE Industries Ltd	270
217,269	e	UCB S.A.	6,952
31,411	*,e	Vertex Pharmaceuticals, Inc	1,119
3,302		Wacker Chemie AG.	379
11,953	*,e	Warner Chilcott Ltd (Class A)	157
76,927	*,e	Watson Pharmaceuticals, Inc	2,592
902,574		Wyeth	40,968
45,447	e	Yara International ASA	1,272
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,188,669

COAL MINING - 0.22%
37,627	*,e	Alpha Natural Resources, Inc	988
24,722	e	Arch Coal, Inc	380
856,140		Centennial Coal Co Ltd	1,697
6,936,847		China Coal Energy Co	8,217
157,865		Consol Energy, Inc	5,361
306,330	e	Gloucester Coal Ltd	1,284
186,560		Peabody Energy Corp	5,627
		TOTAL COAL MINING	23,554

COMMUNICATIONS - 5.15%
117,442	*	American Tower Corp (Class A)	3,703
3,049,763		AT&T, Inc	75,755
112,230		BCE, Inc	2,316
33,245		Belgacom S.A.	1,060
101,042	*	Bharti Airtel Ltd	1,692
360,000		Brasil Telecom S.A.	2,398
247,720		British Sky Broadcasting plc	1,854
20,664,981		BT Group plc	34,508
513,952		Cable & Wireless plc	1,125
35,615		Cablevision Systems Corp (Class A)	691
86,226	e	Carphone Warehouse Group plc	224
126,106	e	CBS Corp (Class B)	873

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
11,556	e	CenturyTel, Inc	$355
1,450,273		Chunghwa Telecom Co Ltd	2,895
1,900,610	e	Comcast Corp (Class A)	27,540
131,507		Comcast Corp (Special Class A)	1,854
105,583	*	Crown Castle International Corp	2,536
2,752,402	e	Deutsche Telekom AG.	32,434
464,521	*,e	DIRECTV Group, Inc	11,478
369,763	*	DISH Network Corp (Class A)	5,994
29,075		Elisa Oyj (Series A)	478
47,546		Embarq Corp	2,000
18,148	e	Eutelsat Communications	468
637,659	e	France Telecom S.A.	14,456
55		Fuji Television Network, Inc	83
116,470		Globe Telecom, Inc	2,299
54,210		Hellenic Telecommunications Organization S.A.	829
2,868		Hikari Tsushin, Inc	65
7,384,155	*	Hutchison Telecommunications Hong Kong Holdings Ltd	1,010
46,155	e	Hutchison Telecommunications International Ltd	11
102,825	*,e	IAC/InterActiveCorp	1,650
3,410	e	Iliad Sa	331
94,421		ITV plc	54
258		Jupiter Telecommunications Co	196
1,137		KDDI Corp	6,043
315,927	*,e	Level 3 Communications, Inc	477
35,486	*,e	Liberty Global, Inc (Class A)	564
22,984	*,e	Liberty Global, Inc (Series C)	363
152,690	*	Liberty Media Corp - Entertainment (Series A)	4,084
119,210	*	Liberty Media Holding Corp (Interactive A)	597
12,858	e	M6-Metropole Television	243
15,445	e	Manitoba Telecom Services, Inc	452
154,407	e	Mediaset S.p.A.	865
34,036	*,e	MetroPCS Communications, Inc	453
6,080		Mobistar S.A.	375
1,475		Modern Times Group AB (B Shares)	41
61,968	*	NII Holdings, Inc (Class B)	1,182
462,800		Nippon Telegraph & Telephone Corp	18,832
6,908		NTT DoCoMo, Inc	10,125
318,749	e	PCCW Ltd	83
112,566		Philippine Long Distance Telephone Co (ADR)	5,597
120,273		Portugal Telecom SGPS S.A.	1,176
2,334	e	ProSiebenSat.1 Media AG.	13
4,815		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	26
466,460	e	Qwest Communications International, Inc	1,936
217,120	e	Rogers Communications, Inc (Class B)	5,581
1,317,007		Royal KPN NV	18,104
12,705	*	SBA Communications Corp (Class A)	312
61,263		Scripps Networks Interactive (Class A)	1,705
70,516		SES Global S.A.	1,344
146,424	e	Shaw Communications, Inc (B Shares)	2,465
4,555,508		Singapore Telecommunications Ltd	9,436
24,549	e	Societe Television Francaise 1	275
1,658,989	*	Sprint Nextel Corp	7,980
33,274		StarHub Ltd	49
4,703		Swisscom AG.	1,444

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,592,923		Taiwan Mobile Co Ltd	$2,719
201,963		Tele Norte Leste Participacoes S.A.(ADR)	3,003
62,067	e	Tele2 AB (B Shares)	627
177,891		Telecom Corp of New Zealand Ltd	313
1,234,604		Telecom Italia RSP	1,212
2,031,264		Telecom Italia S.p.A.	2,807
80,000		Telefonica O2 Czech Republic A.S.	1,825
1,707,923		Telefonica S.A.	38,623
667,554		Telekom Austria AG.	10,432
17,400		Telenet Group Holding NV	369
167,563		Telenor ASA	1,289
41,717		Telephone & Data Systems, Inc	1,181
763		Telephone & Data Systems, Inc, Special Shares	20
23,500		Telesp Celular Participacoes S.A.	448
28,177		Television Broadcasts Ltd	113
451,629	e	TeliaSonera AB	2,371
2,831,895		Telstra Corp Ltd	7,736
24,160		TELUS Corp	641
61,100		TELUS Corp, non-voting shares	1,576
199,216	e	Time Warner Cable, Inc	6,309
5,400		Tokyo Broadcasting System, Inc	85
34,782,200	*	True Corp PCL	2,409
1,320,500		Verizon Communications, Inc	40,579
438,218	*	Viacom, Inc (Class B)	9,948
663,060	e	Vivendi Universal S.A.	15,846
22,772,671		Vodafone Group plc	43,909
272,645		Vodafone Group plc (ADR)	5,314
178,225		Windstream Corp	1,490
		TOTAL COMMUNICATIONS	540,631

DEPOSITORY INSTITUTIONS - 10.49%
31,083		77 Bank Ltd	181
24,567		Allied Irish Banks plc	59
73,505		Alpha Bank S.A.	804
147,992	m	Anglo Irish Bank Corp plc	45
72,000	e	Aozora Bank Ltd	111
20,179	e	Associated Banc-Corp	252
1,665,255		Australia & New Zealand Banking Group Ltd	22,127
155,808		Banca Carige S.p.A.	427
1,756,574	e	Banca Intesa S.p.A.	5,655
183,902		Banca Intesa S.p.A. RSP	453
520,684	e	Banca Monte dei Paschi di Siena S.p.A.	841
85,795	e	Banca Popolare di Milano	511
136,282		Banche Popolari Unite Scpa	1,772
1,077,376	e	Banco Bilbao Vizcaya Argentaria S.A.	13,512
8,761	e	Banco BPI S.A.	22
263,391	e	Banco Bradesco S.A. (ADR)	3,890
468,361	e	Banco Comercial Portugues S.A.	476
2,062,800		Banco de Oro Universal Bank	1,350
226,988		Banco de Sabadell S.A.	1,417
56,024		Banco de Valencia S.A.	543
154,954		Banco do Brasil S.A.	1,675
124,231		Banco Espirito Santo S.A.	669
136,504		Banco Popolare Scarl	1,019

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
163,531	e	Banco Popular Espanol S.A.	$1,425
6,677,618		Banco Santander Central Hispano S.A.	80,188
462,500		Bangkok Bank PCL (ADR)	1,466
4,548,211		Bank of America Corp	60,036
151,228		Bank of East Asia Ltd	461
475,177		Bank of India	3,498
928,179		Bank of Ireland	2,194
33,039	e	Bank of Kyoto Ltd	307
234,537		Bank of Montreal	9,884
490,973		Bank of New York Mellon Corp	14,390
433,169	e	Bank of NOVA Scotia	16,170
55,609		Bank of Okinawa Ltd	1,991
1,344,900		Bank of the Philippine Islands	1,174
225,408	e	Bank of the Ryukyus Ltd	2,677
641,150		Bank of Yokohama Ltd	3,441
75,478	e	Bankinter S.A.	892
6,096,931		Barclays plc	28,387
122,388		BB&T Corp	2,690
25,736		Bendigo Bank Ltd	144
582,279		BNP Paribas	37,779
501,448		BOC Hong Kong Holdings Ltd	879
166,890	e	Canadian Imperial Bank of Commerce/Canada	8,366
86,635		Chiba Bank Ltd	567
21,000	e	China Citic Bank	14
7,955,000		China Construction Bank	6,169
1,923,350	e	China Merchants Bank Co Ltd	4,403
1,651,000		Chinatrust Financial Holding Co	996
16,000		Chugoku Bank Ltd	222
1,438,436	e	Citigroup, Inc	4,272
102,603	e	Comerica, Inc	2,170
183,451	e	Commerzbank AG.	1,140
633,868	e	Commonwealth Bank of Australia	19,920
30,714		Credicorp Ltd	1,788
200,621	e	Credit Agricole S.A.	2,498
96,207		Danske Bank AS	1,658
1,937,328		DBS Group Holdings Ltd	15,783
121,228	e	Deutsche Bank AG.	7,346
16,824	e	Deutsche Postbank AG.	427
107,384		Dexia	814
157,464		DNB NOR Holding ASA	1,200
63,013		EFG Eurobank Ergasias S.A.	663
1,432		EFG International	15
39,027	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,053
478,005		Fifth Third Bancorp	3,394
76,184	*,e	First Horizon National Corp	914
800,000		FirstRand Ltd	1,459
3,965,942	*	Fortis	13,520
1,035,000		Fubon Financial Holding Co Ltd	968
3,178,365		Fuhwa Financial Holdings Co Ltd	2,141
82,489		Fukuoka Financial Group, Inc	370
37,160		Gunma Bank Ltd	207
41,000		Hachijuni Bank Ltd	232
93,393		Hang Seng Bank Ltd	1,314
5,416		HDFC Bank Ltd	169

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
50,000		Hiroshima Bank Ltd	$209
127,763		Hokuhoku Financial Group, Inc	321
9,743,238		HSBC Holdings plc	80,550
138,800		HSBC Holdings plc (Hong Kong)	1,176
406,325		Hudson City Bancorp, Inc	5,400
10,097	e	Huntington Bancshares, Inc	42
1,619		ICICI Bank Ltd	24
80,000	e	ICICI Bank Ltd (ADR)	2,360
1,402,000		Industrial & Commercial Bank of China	977
3,109,930		ING Groep NV	31,290
84,755		Investec plc	456
23,000	e	Iyo Bank Ltd	235
77,338		Joyo Bank Ltd	395
2,084,029		JPMorgan Chase & Co	71,087
376,810		Julius Baer Holding AG.	14,628
2,965	*	Jyske Bank	85
1,201,131		Kasikornbank PCL	2,556
93,694		Keycorp	491
3,459,715		Lloyds TSB Group plc	3,980
11,442	e	M&T Bank Corp	583
35,072	e	Marshall & Ilsley Corp	168
103,062	e	Mediobanca S.p.A.	1,227
38,931	*	Metavante Technologies, Inc	1,007
5,616,463		Mitsubishi UFJ Financial Group, Inc	34,864
1,595,750	e	Mitsui Trust Holdings, Inc	6,112
5,071,000	e	Mizuho Financial Group, Inc	11,896
182,000	e	Mizuho Trust & Banking Co Ltd	236
848,780		National Australia Bank Ltd	15,348
69,131	e	National Bank of Canada	3,195
106,578		National Bank of Greece S.A.	2,960
170,024		Natixis	329
99,303	e	New York Community Bancorp, Inc	1,062
71,045		Nishi-Nippon City Bank Ltd	180
695,410	e	Nordea Bank AB	5,508
128,635		Northern Trust Corp	6,905
45,201		OKO Bank (Class A)	361
555,614		Oversea-Chinese Banking Corp	2,562
106,716		People's United Financial, Inc	1,605
68,164		Piraeus Bank S.A.	679
229,447		PNC Financial Services Group, Inc	8,905
10,650	e	Raiffeisen International Bank Holding AG.	370
807,019	e	Regions Financial Corp	3,260
54,400	e	Resona Holdings, Inc	766
607,207	e	Royal Bank of Canada	24,833
4,016,965		Royal Bank of Scotland Group plc	2,554
57,109	*	Royal Bank of Scotland Group plc (Euro)	36
33,000	*,e	Sapporo Hokuyo Holdings, Inc	95
59	e	SEVEN BANK Ltd	155
125,320	e	Shinsei Bank Ltd	202
62,727		Shizuoka Bank Ltd	623
1,353,476		Siam Commercial Bank PCL	2,979
284,611	e	Skandinaviska Enskilda Banken AB (Class A)	1,251
618,668	e	Societe Generale	33,748
461,671		State Street Corp	21,791

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
905,600	e	Sumitomo Mitsui Financial Group, Inc	$36,944
167,488		Sumitomo Trust & Banking Co Ltd	904
106,135		Suncorp-Metway Ltd	573
749,553		SunTrust Banks, Inc	12,330
565,689	e	Suruga Bank Ltd	5,420
100,304	e	Svenska Handelsbanken (A Shares)	1,895
70,256	e	Swedbank AB (A Shares)	409
1,750		Sydbank AS	40
318,158	e	TCF Financial Corp	4,254
15,019	e	TFS Financial Corp	160
367,222	e	Toronto-Dominion Bank	18,971
150,000	*,e	UBS A.G.	1,832
2,936,754	*	UBS A.G. (Switzerland)	35,921
6,496,952	e	UniCredito Italiano S.p.A	16,360
170,741		United Overseas Bank Ltd	1,731
1,613,215		US Bancorp	28,909
24,542	b,e	Washington Mutual, Inc	2
2,612,304		Wells Fargo & Co	63,375
493,529		Western Union Co	8,094
929,892	e	Westpac Banking Corp	15,173
17,626		Wing Hang Bank Ltd	154
22,000		Yamaguchi Financial Group, Inc	291
2,917		Zions Bancorporation	34
		TOTAL DEPOSITORY INSTITUTIONS	1,102,449

EATING AND DRINKING PLACES - 1.22%
20,134	e	Autogrill S.p.A.	170
237,400	e	Brinker International, Inc	4,043
105,000	*,e	Cheesecake Factory	1,817
12,412,489		Compass Group plc	69,788
122,547	e	Darden Restaurants, Inc	4,042
964,453		Enterprise Inns plc	1,979
581,945		McDonald's Corp	33,455
4,800	e	McDonald's Holdings Co Japan Ltd	89
11,440	e	Mitchells & Butlers plc	47
41,806		Onex Corp	719
7,559	e	Punch Taverns plc	13
19,499	e	Sodexho Alliance S.A.	1,001
256,827	*,e	Starbucks Corp	3,567
39,320	e	Tim Hortons, Inc	965
38,478		Whitbread plc	517
168,681		Yum! Brands, Inc	5,624
		TOTAL EATING AND DRINKING PLACES	127,836

EDUCATIONAL SERVICES - 0.14%
89,374	*	Apollo Group, Inc (Class A)	6,356
93,982		Benesse Corp	3,766
107,623		CAE, Inc	638
7,836		DeVry, Inc	392
36,556	*,e	ITT Educational Services, Inc	3,680
		TOTAL EDUCATIONAL SERVICES	14,832

ELECTRIC, GAS, AND SANITARY SERVICES - 4.28%
244,110	e	A2A S.p.A.	445

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
18,113		ACEA S.p.A.	$221
325,417	*	AES Corp	3,778
184,508		AGL Energy Ltd	2,000
81,371	e	Allegheny Energy, Inc	2,087
23,723		Alliant Energy Corp	620
43,582	e	Ameren Corp	1,085
92,562		American Electric Power Co, Inc	2,674
178,845	e	American Water Works Co, Inc	3,418
21,091		Aqua America, Inc	378
2,619		Bkw Fmb Energie AG	193
157,103	*,e	Calpine Corp	1,752
34,133	e	Canadian Utilities Ltd	1,114
97,654		Centerpoint Energy, Inc	1,082
1,421,178		Centrica plc	5,214
1,634,000		China Resources Gas Group Ltd	1,117
1,894,000	e	China Resources Power Holdings Co	4,213
79,561		Chubu Electric Power Co, Inc	1,842
31,900	e	Chugoku Electric Power Co, Inc	667
233,021		CLP Holdings Ltd	1,545
87,053		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,611
226,338		Companhia Paranaense de Energia	3,153
57,884	e	Consolidated Edison, Inc	2,166
641,921		Constellation Energy Group, Inc	17,062
28,598		Contact Energy Ltd	108
145,879		Dominion Resources, Inc	4,875
64,575		Drax Group plc	466
34,023		DTE Energy Co	1,089
2,285,929		DUET Group	2,837
342,925	e	Duke Energy Corp	5,003
39,200	*	Dynegy, Inc (Class A)	89
1,583,704	e	E.ON AG.	56,030
94,495		Edison International	2,973
37,395	*	EDP Renovaveis S.A.	383
204,206		El Paso Corp	1,885
85,639		Electric Power Development Co	2,436
303,352	e	Electricite de France	14,756
163,660		Eletropaulo Metropolitana de Sao Paulo S.A.	2,901
36,676		Enagas	721
154,170		Enbridge, Inc	5,350
1,498,519	e	Enel S.p.A.	7,295
63,039		Energen Corp	2,515
405,451		Energias de Portugal S.A.	1,589
98,880		Entergy Corp	7,665
444,411		Exelon Corp	22,757
98,699	e	FirstEnergy Corp	3,825
72,081	e	Fortis, Inc	1,575
328,780		Fortum Oyj	7,481
184,329		FPL Group, Inc	10,481
45,507		Gas Natural SDG S.A.	828
892,182	e	Gaz de France	33,216
20,403	e	Hokkaido Electric Power Co, Inc	383
20,900	e	Hokuriku Electric Power Co	478
450,515		Hong Kong & China Gas Ltd	948
502,864		Hong Kong Electric Holdings Ltd	2,797

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
711,091	*	Iberdrola Renovables	$3,247
771,176		Iberdrola S.A.	6,253
675,882	*	Iberdrola S.A. (PP)	5,310
9,841	e	Integrys Energy Group, Inc	295
1,215,677		International Power plc	4,760
92,553		Kansai Electric Power Co, Inc	2,046
44,060		Kyushu Electric Power Co, Inc	949
27,629		MDU Resources Group, Inc	524
400,140	*,e	Mirant Corp	6,298
532,014		National Grid plc	4,792
56,501		NiSource, Inc	659
21,500		Northeast Utilities	480
393,267	*,e	NRG Energy, Inc	10,209
14,031	e	NSTAR	451
87,943	*,e	Ocean Power Technologies, Inc	514
19,851	e	Oest Elektrizitatswirts AG. (Class A)	1,010
21,175		Oneok, Inc	624
226,125		Osaka Gas Co Ltd	723
43,568		Pepco Holdings, Inc	586
135,381		PG&E Corp	5,204
21,259		Pinnacle West Capital Corp	641
147,323		PPL Corp	4,856
70,694	e	Progress Energy, Inc	2,674
24,155		Public Power Corp	498
519,461		Public Service Enterprise Group, Inc	16,950
136,852		Questar Corp	4,251
23,850		Red Electrica de Espana	1,078
952,668	*,e	Reliant Energy, Inc	4,773
781,408		Republic Services, Inc	19,074
99,628		RWE A.G.	7,839
5,020		RWE A.G. (Preference)	335
23,021		SCANA Corp	747
196,583		Scottish & Southern Energy plc	3,684
108,464		Sempra Energy	5,383
49,821		Severn Trent plc	897
20,900	e	Shikoku Electric Power Co, Inc	625
338,515		Snam Rete Gas S.p.A.	1,485
174,964		Southern Co	5,452
78,329		SP AusNet	49
18,113	*	Stericycle, Inc	933
55,825	e	Suez Environnement S.A.	975
279,565	e	Terna Rete Elettrica Nazionale S.p.A.	931
45,000	e	Toho Gas Co Ltd	183
50,363		Tohoku Electric Power Co, Inc	1,053
827,028		Tokyo Electric Power Co, Inc	21,290
1,388,838		Tokyo Gas Co Ltd	4,974
86,804		TransAlta Corp	1,665
160,520		United Utilities Group plc	1,313
77,722	e	Veolia Environnement	2,289
212,122	e	Waste Management, Inc	5,973
122,709		Williams Cos, Inc	1,915
23,872		Wisconsin Energy Corp	972
136,967		Xcel Energy, Inc	2,522
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	449,385

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.78%
798,876		ABB Ltd	$12,558
105,485	*,e	Advanced Micro Devices, Inc	408
3,080,000		Advanced Semiconductor Engineering, Inc	1,779
463,697	*,e	Alcatel S.A.	1,163
4,814		Alps Electric Co Ltd	26
49,492		Altera Corp	806
21,900		Ametek, Inc	757
72,632		Amphenol Corp (Class A)	2,298
256,205		Analog Devices, Inc	6,349
445,447	*	Apple Computer, Inc	63,444
1,249,229		Asustek Computer, Inc	1,622
102,685	*,e	Avnet, Inc	2,159
160,787	*	Broadcom Corp (Class A)	3,986
348,213	*,e	Celestica, Inc	2,375
3,414,958	*	Cisco Systems, Inc	63,654
126,340		Cooper Industries Ltd (Class A)	3,923
46,295	*,e	Dolby Laboratories, Inc (Class A)	1,726
41,356	e	Eaton Corp	1,845
12,008	*,e	Elpida Memory, Inc	130
165,595	*,e	Energizer Holdings, Inc	8,651
628,112	e	Ericsson (LM) (B Shares)	6,163
32,680	*,e	First Solar, Inc	5,298
174,412	*	Flextronics International Ltd	717
205,728	*	Foxconn International Holdings Ltd	135
61,822	e	Fuji Electric Holdings Co Ltd	103
37,800		Gamesa Corp Tecnologica S.A.	716
57,901	*,e	Gemalto NV	2,003
3,932,437		General Electric Co	46,088
1,971,502		Geodesic Information Systems Ltd	3,772
25,000	e	GS Yuasa Corp	220
21,222		Harris Corp	602
1,269	*	Harris Stratex Networks, Inc (Class A)	8
3,563	e	Hirose Electric Co Ltd	381
12,452		Hitachi Chemical Co Ltd	201
7,600		Hitachi High-Technologies Corp	130
350,548		Hitachi Ltd	1,095
2,428,544		Hon Hai Precision Industry Co, Ltd	7,513
340,531		Hoya Corp	6,843
92,272	*	Ibiden Co Ltd	2,600
2,455,715	*,e	Infineon Technologies AG.	8,871
4,055,368		Intel Corp	67,115
3,586		Intersil Corp (Class A)	45
6,109	*	JDS Uniphase Corp	35
216,622		Koninklijke Philips Electronics NV	3,989
20,838		Kyocera Corp	1,573
75,737		L-3 Communications Holdings, Inc	5,255
16,639	e	Legrand S.A.	363
62,974		LG Electronics, Inc	5,784
73,258	e	Linear Technology Corp	1,711
140,210	*,e	LSI Logic Corp	639
2,930	e	Mabuchi Motor Co Ltd	142
210,145	*	Marvell Technology Group Ltd	2,446

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
661,082		Matsushita Electric Industrial Co Ltd	$8,935
38,956		Matsushita Electric Works Ltd	370
182,631	e	Maxim Integrated Products, Inc	2,865
215,000		MediaTek, Inc	2,569
69,829	*	MEMC Electronic Materials, Inc	1,244
29,645	e	Microchip Technology, Inc	668
404,132	*,e	Micron Technology, Inc	2,045
15,212	e	Millicom International Cellular S.A.	857
42,900		Minebea Co Ltd	183
1,931,884		Mitsubishi Electric Corp	12,253
8,641		Mitsumi Electric Co Ltd	185
1,014,600		Motorola, Inc	6,727
31,656		Murata Manufacturing Co Ltd	1,347
212,161	e	National Semiconductor Corp	2,663
956	*,e	NEC Electronics Corp	9
820,084	*	NetApp, Inc	16,172
16,988	e	NGK Spark Plug Co Ltd	162
11,506		Nidec Corp	699
18,977		Nitto Denko Corp	579
1,755,188		Nokia Oyj	25,706
12,407	*,e	Nortel Networks Corp	2
620,618	*,e	Nvidia Corp	7,007
20,811		Omron Corp	301
4,473	*,e	Pioneer Corp	13
1,688	*,e	Q-Cells AG.	34
60,000	*	QLogic Corp	761
989,005		Qualcomm, Inc	44,703
1,793,230		Quanta Computer, Inc	2,897
219,907	*,e	Renewable Energy Corp AS	1,707
281,989	*	Research In Motion Ltd (Canada)	20,045
549,595		Ricoh Co Ltd	7,103
2,900		Rinnai Corp	129
15,444		Rohm Co Ltd	1,127
15,255		Samsung Electronics Co Ltd	7,089
177,755	*	Sanyo Electric Co Ltd	461
52,232	*,e	SGL Carbon AG.	1,613
104,803	e	Sharp Corp	1,091
7,500		Shinko Electric Industries	93
215,869	*,e	Sirius XM Radio, Inc	93
688,480		Smiths Group plc	7,946
40,673,611	e	Solomon Systech International Ltd	3,149
474,088		Sony Corp	12,426
15,235		Stanley Electric Co Ltd	310
137,540	e	STMicroelectronics NV	1,029
15,576	e	Sumco Corp	222
12,678	*,e	Sunpower Corp (Class A)	338
2,600	*	Sunpower Corp (Class B)	62
3,041,000		Taiwan Semiconductor Manufacturing Co Ltd	5,070
280,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,635
12,266		TDK Corp	578
613,238		Texas Instruments, Inc	13,062
7,100	*,e	Toyota Boshoku Corp	106
148,470	*,e	Tyco Electronics Ltd	2,760
329,345	e	Ushio, Inc	5,272

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
15,699	e	Whirlpool Corp	$668
72,601	e	Xilinx, Inc	1,485
11,274,000		Yageo Corp	2,278
29,384	e	Yaskawa Electric Corp	196
917,579	e	ZTE Corp	3,185
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	607,499

ENGINEERING AND MANAGEMENT SERVICES - 0.57%
317,274		Accenture Ltd (Class A)	10,616
163,410		Aeon Mall Co Ltd	3,118
6,773	*,e	Amylin Pharmaceuticals, Inc	91
1,058		Bilfinger Berger AG.	49
28,451	e	Cap Gemini S.A.	1,047
134,789		Capita Group plc	1,584
85,787		Fluor Corp	4,400
12,068		Fugro NV	500
26,300	*,e	Gen-Probe, Inc	1,130
80,774		Groupe Aeroplan, Inc	573
66,683	*,e	Hewitt Associates, Inc (Class A)	1,986
24,569	*,e	Jacobs Engineering Group, Inc	1,034
321,142		JGC Corp	5,200
384,945	e	KBR, Inc	7,098
125,187	*	McDermott International, Inc	2,543
11,580	*,e	Myriad Genetics, Inc	413
21,200	e	NPC, Inc	1,107
59,392	e	Paychex, Inc	1,497
63,377	*,e	SAIC, Inc	1,176
564,811		SembCorp Industries Ltd	1,178
318,068		Serco Group plc	2,208
753,000		Shandong Weigao Group Medical Polymer Co Ltd	1,933
145,965	*,e	Shaw Group, Inc	4,001
65,171	e	SNC-Lavalin Group, Inc	2,401
1,431	e	Strabag SE	32
10,146	*	URS Corp	502
107,293	e	WorleyParsons Ltd	2,059
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	59,476

FABRICATED METAL PRODUCTS - 0.31%
770,794		Amcor Ltd	3,099
14,574		Ball Corp	658
549,154	*	Crown Holdings, Inc	13,257
10,067	*,e	Geberit AG.	1,238
17,000		Hitachi Metals Ltd	145
119,188	e	Illinois Tool Works, Inc	4,450
29,739		JS Group Corp	460
44,668		Parker Hannifin Corp	1,919
156,614		Pentair, Inc	4,012
145,683		Rexam plc	682
8,310	e	Salzgitter AG.	728
36,387	e	Ssab Svenskt Stal AB (Series A)	423
17,094	e	Ssab Svenskt Stal AB (Series B)	184
32,603		Stanley Works	1,103
15,767		Toyo Seikan Kaisha Ltd	335
		TOTAL FABRICATED METAL PRODUCTS	32,693

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
FOOD AND KINDRED PRODUCTS - 3.78%
74,337		Ajinomoto Co, Inc	$590
56,720	*	Anheuser-Busch InBev NV	–	^
278,938		Archer Daniels Midland Co	7,467
12,809	*	Aryzta AG.	411
643,141	e	Asahi Breweries Ltd	9,260
70,648		Associated British Foods plc	886
391,000		Beijing Enterprises Holdings Ltd	1,952
129,781		Bunge Ltd	7,819
78		C&C Group plc	–	^
269,811		Cadbury plc	2,299
41,699	e	Campbell Soup Co	1,227
22,657	e	Carlsberg AS (Class B)	1,453
3,000,000		China Agri-Industries Holdings Ltd	1,870
35,191		Coca Cola Hellenic Bottling Co S.A.	726
250,441		Coca-Cola Amatil Ltd	1,738
936,031		Coca-Cola Co	44,920
135,243		Coca-Cola Enterprises, Inc	2,252
6,071	e	Coca-Cola West Japan Co Ltd	116
147,598		ConAgra Foods, Inc	2,813
86,605	*	Constellation Brands, Inc (Class A)	1,098
921,535	e	CSR Ltd	1,262
557,916		Diageo plc	7,999
60,374	*	Dr Pepper Snapple Group, Inc	1,279
406,097		General Mills, Inc	22,750
501,280	e	Golden Agri-Resources Ltd	132
112,873		Groupe Danone	5,571
66,439		H.J. Heinz Co	2,372
23,800	*,e	Hansen Natural Corp	734
49,239		Heineken NV	1,826
66,253	e	Hershey Co	2,385
12,420		Hormel Foods Corp	429
749,007		InBev NV	27,046
7,137	e	Ito En Ltd	102
21,683		J.M. Smucker Co	1,055
38,494		Kaneka Corp	275
56,651		Kellogg Co	2,638
27,805		Kerry Group plc (Class A)	634
548,902	e	Kirin Brewery Co Ltd	7,692
594,000		Kraft Foods, Inc (Class A)	15,052
156		Lindt & Spruengli AG.	291
19		Lindt & Spruengli AG. (Reg)	420
27,334	e	Lion Nathan Ltd	255
23,974	e	McCormick & Co, Inc	780
6,400	*	MEIJI Holdings Co Ltd	258
131,915		Molson Coors Brewing Co (Class B)	5,584
2,463,949		Nestle S.A.	92,794
19,357		Nippon Meat Packers, Inc	245
20,589		Nisshin Seifun Group, Inc	246
8,971		Nissin Food Products Co Ltd	272
115,298	e	Olam International Ltd	193
334,439		Parmalat S.p.A.	806
186,272		Pepsi Bottling Group, Inc	6,303

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
14,761	e	PepsiAmericas, Inc	$396
669,723		PepsiCo, Inc	36,808
40,621	e	Pernod-Ricard S.A.	2,557
4,558,884	e	Petra Foods Ltd	2,581
21,656	*	Ralcorp Holdings, Inc	1,319
72,249	e	Reynolds American, Inc	2,790
283,380		SABMiller plc	5,758
24,855	e	Sapporo Holdings Ltd	143
61,193		Saputo, Inc	1,277
258,769		Sara Lee Corp	2,526
100,000	*,e	Smithfield Foods, Inc	1,397
86,654		Suedzucker AG.	1,759
91,204	e	Swire Pacific Ltd (Class A)	920
12,749	e	Tate & Lyle plc	67
160,099		Toyo Suisan Kaisha Ltd	3,302
62,177		Tyson Foods, Inc (Class A)	784
1,179,933		Unilever plc	27,643
1,643,700	e	Wilmar International Ltd	5,697
10,126	e	Yakult Honsha Co Ltd	194
12,918	e	Yamazaki Baking Co Ltd	146
		TOTAL FOOD AND KINDRED PRODUCTS	396,641

FOOD STORES - 0.93%
56,951		Alimentation Couche Tard, Inc	689
132,185		Carrefour S.A.	5,641
3,639	e	Colruyt S.A.	830
22,877		Delhaize Group	1,609
10,609		Empire Co Ltd	386
5,655		FamilyMart Co Ltd	178
22,162		George Weston Ltd	1,112
128,955		Goodman Fielder Ltd	136
216,047		J Sainsbury plc	1,113
62,143	e	Jeronimo Martins SGPS S.A.	424
13,655		Kesko Oyj (B Shares)	361
496,096		Koninklijke Ahold NV	5,696
460,874		Kroger Co	10,161
67,590		Lawson, Inc	2,975
47,023	e	Loblaw Cos Ltd	1,405
91,280		Safeway, Inc	1,859
377,536		Seven & I Holdings Co Ltd	8,896
483,478		Shoprite Holdings Ltd	3,448
22,755		Sonae SPGS S.A.	22
119,360	e	Supervalu, Inc	1,546
4,756,796	*	Taiwan TEA Corp	2,631
6,432,550		Tesco plc	37,420
6,397,000	e	Want Want China Holdings Ltd	3,615
27,717	*,e	Whole Foods Market, Inc	526
504,687		WM Morrison Supermarkets plc	1,964
144,184		Woolworths Ltd	3,063
		TOTAL FOOD STORES	97,706

FORESTRY - 0.04%
22,518	e	Rayonier, Inc	819

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
116,668		Weyerhaeuser Co	$3,550
		TOTAL FORESTRY	4,369

FURNITURE AND FIXTURES - 0.03%
63,000	*,e	Kinetic Concepts, Inc	1,717
31,582	e	Leggett & Platt, Inc	481
111,624	e	Masco Corp	1,069
		TOTAL FURNITURE AND FIXTURES	3,267

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
48,237	*,e	Bed Bath & Beyond, Inc	1,483
359,091	e	Best Buy Co, Inc	12,025
1,818,000		DSG International plc	688
48,143	*	GameStop Corp (Class A)	1,060
42,082	e	Harvey Norman Holdings Ltd	112
41,823	e	Nitori Co Ltd	2,970
108,000	e	RadioShack Corp	1,508
2,644		Williams-Sonoma, Inc	31
76,811		Yamada Denki Co Ltd	4,489
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	24,366

GENERAL BUILDING CONTRACTORS - 0.68%
86,099	e	ACS Actividades Cons y Servicios S.A.	4,354
2,333,760		AMEC plc	25,072
87,712		Balfour Beatty plc	446
20,948		Berkeley Group Holdings plc	277
99,358	e	Centex Corp	841
562,661		Cheung Kong Infrastructure Holdings Ltd	1,975
9,643		Daito Trust Construction Co Ltd	456
456,840		Daiwa House Industry Co Ltd	4,932
190,020	e	DR Horton, Inc	1,779
10,784	e	Eiffage S.A.	628
63,989		Fletcher Building Ltd	272
35,859	e	Haseko Corp	37
9,600		Hochtief AG.	483
89,104	e	Kajima Corp	278
36,304	e	Lend Lease Corp Ltd	205
9,880	e	Lennar Corp (Class A)	96
14,013	*	Leopalace21 Corp	125
76,800	e	MDC Holdings, Inc	2,312
20,091	*,e	NVR, Inc	10,094
70,977		Obayashi Corp	348
8,169	e	Persimmon plc	47
105,318	e	Pulte Homes, Inc	930
49,474	*	Puravankara Projects Ltd	89
17,866	e	Sacyr Vallehermoso S.A.	248
44,271		Sekisui Chemical Co Ltd	278
55,826		Sekisui House Ltd	568
62,452	e	Shimizu Corp	272
81,890	e	Skanska AB (B Shares)	916
25,381		Sobha Developers Ltd	111
120,136	e	Taisei Corp	291
61,172	*	Taylor Woodrow plc	34
39,570	*,e	Toll Brothers, Inc	672
263,546	e	Vinci S.A.	11,825

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,610	e	YIT Oyj	$37
		TOTAL GENERAL BUILDING CONTRACTORS	71,328

GENERAL MERCHANDISE STORES - 1.36%
65,701	e	Aeon Co Ltd	651
117,642	*,e	Big Lots, Inc	2,474
91,294	*,e	BJ's Wholesale Club, Inc	2,942
254,622	e	Costco Wholesale Corp	11,636
132,836	e	Family Dollar Stores, Inc	3,759
928,000	e	Golden Eagle Retail Group Ltd	1,078
38,838	e	Isetan Mitsukoshi Holdings Ltd	397
52,728	e	J Front Retailing Co Ltd	252
74,873	e	JC Penney Co, Inc	2,150
57,386	e	Keio Corp	334
174,914	e	Kintetsu Corp	772
66,500		Lifestyle International Holdings Ltd	92
461,385		Macy's, Inc	5,426
770,499		Marks & Spencer Group plc	3,879
25,109	e	Marui Co Ltd	177
1,857,000		New World Department Store China Ltd	1,402
238,795		Next plc	5,771
67,105	e	Odakyu Electric Railway Co Ltd	575
16,456	e	PPR	1,343
17,734	*,e	Sears Holdings Corp	1,180
186,950		SM Investments Corp	1,185
35,162	e	Takashimaya Co Ltd	278
347,041		Target Corp	13,698
434,181		TJX Companies, Inc	13,659
94,521	e	Tobu Railway Co Ltd	556
550,146		Tokyu Corp	2,781
17,020		UNY Co Ltd	146
1,323,688		Wal-Mart Stores, Inc	64,120
		TOTAL GENERAL MERCHANDISE STORES	142,713

HEALTH SERVICES - 0.69%
67,506		AmerisourceBergen Corp	1,198
3,492,000		Bangkok Dusit Medical Service PCL	2,327
2,226		BioMerieux	195
13,449	*,e	Covance, Inc	662
148,590	*	Coventry Health Care, Inc	2,780
80,000	*	Crucell NV	1,924
147,738	*	DaVita, Inc	7,307
18,503	*,e	Edwards Lifesciences Corp	1,259
121,539	*	Express Scripts, Inc	8,355
85,354		Fraser and Neave Ltd	229
52,394	e	Fresenius Medical Care AG.	2,344
508,718	*	Healthsouth Corp	7,346
40,044	*,e	Laboratory Corp of America Holdings	2,715
90,535	*,e	Lincare Holdings, Inc	2,129
321,835		McKesson Corp	14,160
3,399	*	MDS, Inc	18
200,851	*	Medco Health Solutions, Inc	9,160
52,587		Omnicare, Inc	1,355
25,000	e	Parkway Holdings Ltd	29

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
16,103		Pharmaceutical Product Development, Inc	$374
34,311		Quest Diagnostics, Inc	1,936
205,023		Ramsay Health Care Ltd	1,906
266,792	e	Sonic Healthcare Ltd	2,649
		TOTAL HEALTH SERVICES	72,357

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
62,585		Abertis Infraestructuras S.A.	1,177
5,988	e	Acciona S.A.	736
83,075	e	Boskalis Westminster	1,883
47,103	e	Bouygues S.A.	1,771
9,880	e	Fomento de Construcciones y Contratas S.A.	405
39,440	*	Foster Wheeler AG.	937
12,460	e	Grupo Ferrovial S.A.	400
638,548	e	Saipem S.p.A.	15,533
119,186	e	Transurban Group	401
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	23,243

HOLDING AND OTHER INVESTMENT OFFICES - 4.02%
184,427	e	3i Group plc	734
4,946	e	Allied Capital Corp	17
23,713	e	AMB Property Corp	446
319,671	e	Annaly Mortgage Management, Inc	4,840
10,128		Apartment Investment & Management Co (Class A)	90
47,546		ARC Energy Trust	728
103,473		Ascendas Real Estate Investment Trust	114
30,495	e	AvalonBay Communities, Inc	1,706
3,215	*	Berkshire Hathaway, Inc (Class B)	9,310
53,453	e	Boston Properties, Inc	2,550
211,636		Brookfield Asset Management, Inc	3,621
10,488	e	Camden Property Trust	289
56,800	e	CapitaCommercial Trust	32
153,942	e	CFS Gandel Retail Trust	205
179,701	e	CI Financial Corp	2,957
365,105	e	DB RREEF Trust	221
10,089	e	Developers Diversified Realty Corp	49
90,688		Duke Realty Corp	795
84,163	e	Equity Residential	1,871
4,075	e	Eurazeo	169
33,183	e	Federal Realty Investment Trust	1,710
3,617	e	Fonciere Des Regions	272
3,323,000		GOME Electrical Appliances Holdings Ltd	828
681,005		GPT Group	269
17,630		Groupe Bruxelles Lambert S.A.	1,289
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	–	^
54,375	e	HCP, Inc	1,152
37,849		Health Care REIT, Inc	1,291
21,728		Heineken Holding NV	690
283,894		Host Marriott Corp	2,382
11,859	*,e	Immoeast AG.	30
641,581		Investimentos Itau S.A.	2,855
1,651,359	e	iShares MSCI Canada Index Fund	35,372
2,094,941	e	iShares MSCI EAFE Index Fund	95,969
150,000	e	iShares MSCI Hong Kong Index Fund	2,061

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,348,308	e	iShares MSCI Japan Index Fund	$31,575
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	665
300,000		iShares MSCI Taiwan Index Fund	3,027
3,776	e	Jafco Co Ltd	127
62	e	Japan Prime Realty Investment Corp	135
249		Japan Real Estate Investment Corp	2,070
37	*	Japan Retail Fund Investment Corp	171
874		KBC Ancora	9
633	*	Kenedix Realty Investment Corp	2,195
110,526	e	Kimco Realty Corp	1,111
39,642		LG Corp	1,895
19,833		Liberty Property Trust	457
5,970	e	Macerich Co	105
218,802		Macquarie Infrastructure Group	252
58,393	e	Macquarie Office Trust	10
171,925		Marfin Investment Group S.A	738
8,533	*,e	Meinl European Land Ltd	38
1,000,000	*,e	Melco International Development	550
36,100		Nationale A Portefeuille	1,742
539	e	Nippon Building Fund, Inc	4,622
542		Nomura Real Estate Office Fund, Inc	3,454
879,650		NOMURA TOPIX EXCHANGE TRADED FUND	8,729
78,000		NWS Holdings Ltd	141
75,734	e	Plum Creek Timber Co, Inc	2,255
401		Premier Investment Co	1,432
71,001	e	Prologis	572
39,886		Public Storage, Inc	2,612
3,431,000		Regal Real Estate Investment Trust	496
15,816	e	Regency Centers Corp	552
1,980	*	REINET INVESTMENTS S.C.A	26
45,969		RioCan Real Estate Investment Trust	604
1,755	e	SBI Holdings, Inc	359
34,200		Shinhan Financial Group Co Ltd	866
135,234		Simon Property Group, Inc	6,955
4,606	e	SL Green Realty Corp	106
1,553,997		SPDR Trust Series 1	142,842
44,023	e	Taubman Centers, Inc	1,182
7,336	e	UDR, Inc	76
457,111	*,e	Vantage Drilling Co	800
24,381	e	Ventas, Inc	728
55,689	e	Virgin Media, Inc	521
75,338		Vornado Realty Trust	3,392
2,016		Wendel	65
1,166,445		Westfield Group	10,696
935,875		Wharf Holdings Ltd	3,967
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	421,836

HOTELS AND OTHER LODGING PLACES - 0.46%
554,370	e	Accor S.A.	21,975
4,563,000		Banyan Tree Holdings Ltd	1,859
441,771	e	Crown Ltd	2,588
52,820	e	Intercontinental Hotels Group plc	541
346,314	*,e	Las Vegas Sands Corp	2,722
105,773	e	Marriott International, Inc (Class A)	2,334

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,857	*,e	MGM Mirage	$89
17,395,756		Minor International PCL	4,059
750,120	*,e	Orient-Express Hotels Ltd (Class A)	6,369
2,368,977	e	Shangri-La Asia Ltd	3,515
56,899	e	Starwood Hotels & Resorts Worldwide, Inc	1,263
96,415	e	Thomas Cook Group plc	326
116,053		TUI Travel plc	442
50,965		United Overseas Land Ltd	116
8,943	e	Wyndham Worldwide Corp	108
13,263	e	Wynn Resorts Ltd	468
		TOTAL HOTELS AND OTHER LODGING PLACES	48,774

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.82%
114,847	*,e	AGCO Corp	3,339
95,826	e	Alfa Laval AB	914
268,361	e	Alstom RGPT	15,832
42,498		Amada Co Ltd	264
1,109		Andritz AG.	47
710,094		Applied Materials, Inc	7,790
19,058	e	ASM Pacific Technology	98
385,383		ASML Holding NV	8,331
147,078	e	Atlas Copco AB (A Shares)	1,473
86,953	e	Atlas Copco AB (B Shares)	786
11,753	e	Black & Decker Corp	337
609,033	e	Brambles Ltd	2,925
1,108,957	*,e	Brocade Communications Systems, Inc	8,672
23,300		Brother Industries Ltd	207
510,354	e	Canon, Inc	16,741
1,087	e	Cargotec Corp (B Shares)	19
25,140	e	Casio Computer Co Ltd	225
137,687	e	Caterpillar, Inc	4,549
30,276		Citizen Watch Co Ltd	156
106,999		Cummins, Inc	3,767
28,605		Daikin Industries Ltd	923
85,223		Deere & Co	3,405
368,490	*,e	Dell, Inc	5,059
76,182		Dover Corp	2,521
20,000	*	Dresser-Rand Group, Inc	522
50,334	e	Electrolux AB (Series B)	703
618,171	*	EMC Corp	8,098
22,153	e	Fanuc Ltd	1,784
52,333		Flowserve Corp	3,653
38,825	*,e	FMC Technologies, Inc	1,459
280,474		FUJIFILM Holdings Corp	8,909
16,000	*	Gardner Denver, Inc	403
337,121		GEA Group AG.	5,103
2,254,056		Hewlett-Packard Co	87,118
13,422	e	Hitachi Construction Machinery Co Ltd	219
64,983		Husqvarna AB (B Shares)	354
9,263		IMI plc	48
–	e	Ingersoll-Rand Co Ltd (Class A)	–	^
65,509	*	Ingersoll-Rand plc	1,369
706,758		International Business Machines Corp	73,800
423,017	e	International Game Technology	6,726

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,171,114	*,e	Ishikawajima-Harima Heavy Industries Co Ltd	$2,030
3,365	e	Itochu Techno-Science Corp	100
127,247		ITT Industries, Inc	5,662
457,437	e	Japan Steel Works Ltd	5,660
8,860		John Bean Technologies Corp	111
156,269	e	Johnson Controls, Inc	3,394
162,401	e	Joy Global, Inc	5,801
307,156	e	Komatsu Ltd	4,757
37,454		Kone Oyj (Class B)	1,147
629,342		Konica Minolta Holdings, Inc	6,585
130,546	e	Kubota Corp	1,080
14,421	e	Kurita Water Industries Ltd	467
20,842	*	Lam Research Corp	542
5,055	*,e	Lexmark International, Inc (Class A)	80
35,105	*,e	Logitech International S.A.	486
14,671		Makita Corp	356
3,600	e	Manitowoc Co, Inc	19
372,506	e	Mitsubishi Heavy Industries Ltd	1,547
214,806		Northrop Grumman Corp	9,812
35,948	*,e	NTN Corp	144
197	*,e	OC Oerlikon Corp AG.	11
3,290		Okuma Holdings, Inc	16
25,166		Pall Corp	668
300,000	e	Palm, Inc	4,971
43,725	e	Pitney Bowes, Inc	959
208,890		Raytheon Co	9,281
1,024		Rheinmetall AG.	44
69,101	*	SanDisk Corp	1,015
506,766	e	Sandvik AB	3,761
9,536		Schindler Holding AG.	592
4,099		Schindler Holding AG. (Reg)	254
140,788		Seagate Technology, Inc	1,473
26,262	*,m	Seagate Technology, Inc (Escrow)	–	^
14,173	e	Seiko Epson Corp	232
81,260	e	SKF AB (B Shares)	1,001
6,288		SMC Corp	678
17,251	e	Solarworld AG.	406
34,165		SPX Corp	1,673
1,432		Sulzer AG.	91
72,821	*,e	Sumitomo Heavy Industries Ltd	326
85,626	*,e	Teradata Corp	2,006
107,614	*,e	Terex Corp	1,299
402,247	e	Textron, Inc	3,886
194,681		Tokyo Electron Ltd	9,437
424,342	e	Toshiba Corp	1,542
27,062	*	Toyota Tsusho Corp	403
156,569		Tyco International Ltd	4,068
30,140	*,e	Varian Medical Systems, Inc	1,059
79,073	*,e	Vestas Wind Systems AS	5,668
17,916	e	Wartsila Oyj (B Shares)	577
190,366	*	Western Digital Corp	5,045
24,733	e	Yokogawa Electric Corp	167
34,314	e	Zardoya Otis S.A.	716
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	401,753

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
INSTRUMENTS AND RELATED PRODUCTS - 1.64%
16,342	e	Advantest Corp	$297
203,961	*,e	Agilent Technologies, Inc	4,142
63,907		Allergan, Inc	3,041
27,386		Bard (C.R.), Inc	2,039
536,820		Baxter International, Inc	28,431
41,244	e	Beckman Coulter, Inc	2,357
107,884		Becton Dickinson & Co	7,693
2,012,863	*	Boston Scientific Corp	20,410
41,970	e	Cochlear Ltd	1,951
5,625		Coloplast AS (Class B)	387
43,343	e	Compagnie Generale d'Optique Essilor International S.A.	2,066
118,503		Covidien PLC	4,437
61,164		Danaher Corp	3,776
29,335	e	Dentsply International, Inc	895
31,663	e	Eastman Kodak Co	94
392,781		Emerson Electric Co	12,726
83,188		Finmeccanica S.p.A.	1,171
18,803	*,e	Flir Systems, Inc	424
19,568		Fresenius AG (Preference)	1,057
5,622		Fresenius SE	263
66,561	e	Garmin Ltd	1,585
36,627	e	Getinge AB (B Shares)	480
41,600	e	Hogy Medical Co Ltd	2,116
53,329	*,e	Hologic, Inc	759
16,818	*,e	Illumina, Inc	655
8,273	*,e	Intuitive Surgical, Inc	1,354
212,486		Invensys plc	781
4,624		Keyence Corp	946
27,327	e	Kla-Tencor Corp	690
100,460		LG.Philips LCD Co Ltd	2,508
18,592	e	Luxottica Group S.p.A.	388
419,724		Medtronic, Inc	14,644
29,710	*	Millipore Corp	2,086
220,020		Nikon Corp	3,823
228,175		Nippon Electric Glass Co Ltd	2,563
24,597		Nobel Biocare Holding AG.	537
21,912	*,e	Olympus Corp	520
10,142	e	Phonak Holding AG.	824
38,042	*	Qiagen NV	704
231,711	*,e	ResMed, Inc (ADR)	969
22,639	e	Rockwell Automation, Inc	727
49,536	e	Rockwell Collins, Inc	2,067
23,407		Roper Industries, Inc	1,061
42,660	e	Safran S.A.	563
23,000		Shimadzu Corp	184
188,393		Smith & Nephew plc	1,393
128,444	*	St. Jude Medical, Inc	5,279
1,564	e	Straumann Holding AG.	285
47,795	e	Stryker Corp	1,899
7,812		Swatch Group AG.	1,253
5,067	*,e	Swatch Group AG. Reg	166
12,810		Synthes, Inc	1,237

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
29,400	e	Sysmex Corp	$1,068
100,000	*,e	Teradyne, Inc	686
111,012		Terumo Corp	4,909
188,380	*	Thermo Electron Corp	7,680
1,733	*,e	TomTom NV	21
26,051	*,e	Waters Corp	1,341
5,018	*,e	William Demant Holding	259
188,303		Xerox Corp	1,220
48,685	*	Zimmer Holdings, Inc	2,074
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	171,961

INSURANCE AGENTS, BROKERS AND SERVICE - 0.37%
144,349		AON Corp	5,466
22,000		Brown & Brown, Inc	438
51,208	e	Hartford Financial Services Group, Inc	608
251,881		Marsh & McLennan Cos, Inc	5,070
382,702		Millea Holdings, Inc	10,607
946,409		QBE Insurance Group Ltd	15,177
90,748	e	Unipol Gruppo Finanziario S.p.A.	106
25,588		Unipol S.p.A.	20
1,608		White Mountains Insurance Group Ltd	368
39,211	e	Willis Group Holdings Ltd	1,009
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	38,869

INSURANCE CARRIERS - 4.11%
399,056		ACE Ltd	17,649
1,004,641		Admiral Group plc	14,380
298,425		Aegon NV	1,835
209,828		Aetna, Inc	5,256
1,457,269		Aflac, Inc	45,305
58,000		Aioi Insurance Co Ltd	266
90,736	e	Alleanza Assicurazioni S.p.A	622
193,025	e	Allianz AG.	17,771
149,665		Allstate Corp	3,652
123,000		American Financial Group, Inc	2,654
286,808		American International Group, Inc	333
1,026,918		AMP Ltd	4,038
88,148	*	Arch Capital Group Ltd	5,164
239,344		Assicurazioni Generali S.p.A.	4,973
106,283		Assurant, Inc	2,560
567,045		Aviva plc	3,186
88,742		AXA Asia Pacific Holdings Ltd	278
341,900	e	AXA S.A.	6,422
507,562		Axis Capital Holdings Ltd	13,288
10,852		Baloise Holding AG.	805
1,365,000		China Life Insurance Co Ltd	5,020
64,594		Chubb Corp	2,576
49,058		Cigna Corp	1,182
27,072		Cincinnati Financial Corp	605
7,567		CNP Assurances	722
133,327		Corp Mapfre S.A.	434
69,642	e	Endurance Specialty Holdings Ltd	2,041
59,588	e	Everest Re Group Ltd	4,265
7,514		Fairfax Financial Holdings Ltd	1,886

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
45,520		Fidelity National Title Group, Inc (Class A)	$616
17,344		First American Corp	449
14,186		Fondiaria-Sai S.p.A	228
437,685		Friends Provident Group plc	473
12,236		Genworth Financial, Inc (Class A)	86
121,496	e	Great-West Lifeco, Inc	2,382
12,518		Hannover Rueckversicherung AG.	463
83,385	*,e	Health Net, Inc	1,297
146,699	*	Humana, Inc	4,733
31,879		Industrial Alliance Insurance and Financial Services, Inc	706
34,146		ING Canada, Inc	1,000
203,472	e	Insurance Australia Group Ltd	575
7,850	*	Irish Life & Permanent plc	40
32,120		KBC Groep NV	586
38,106	e	Leucadia National Corp	804
136,902	e	Lincoln National Corp	2,356
66,846		Loews Corp	1,832
697,028	e	Manulife Financial Corp	12,099
49,767		Mediolanum S.p.A.	265
545,844		Metlife, Inc	16,381
46,401		Mitsui Sumitomo Insurance Group Holdings, Inc	1,221
183,974	e	Muenchener Rueckver AG.	24,824
74,000		Nipponkoa Insurance Co Ltd	432
12,000	e	Nissay Dowa General Insurance Co Ltd	58
1,096,660		Old Mutual plc	1,460
71,024	e	Old Republic International Corp	700
200,348		PartnerRe Ltd	13,013
49,066		Platinum Underwriters Holdings Ltd	1,403
150,145		Power Corp Of Canada	3,465
107,192	e	Power Financial Corp	2,548
970,181		Principal Financial Group	18,277
139,300		Progressive Corp	2,105
492,729		Prudential Financial, Inc	18,338
1,226,830		Prudential plc	8,346
20,251	e	Reinsurance Group of America, Inc (Class A)	707
90,615		RenaissanceRe Holdings Ltd	4,217
753,825		Royal & Sun Alliance Insurance Group plc	1,491
94,213		Sampo Oyj (A Shares)	1,778
39,555		SCOR	811
3,646		SNS Reaal	20
985,709		Sompo Japan Insurance, Inc	6,610
1,408		Sony Financial Holdings, Inc	3,898
518,717		Standard Life plc	1,588
10,718	e	Storebrand ASA	47
242,375		Sun Life Financial, Inc	6,543
6,801		Swiss Life Holding	587
505,938		Swiss Reinsurance Co	16,735
148,698		T&D Holdings, Inc	4,276
3,648	*,e	Topdanmark AS	426
23,860	e	Torchmark Corp	884
69,877		Transatlantic Holdings, Inc	3,028
382,155		Travelers Cos, Inc	15,684
7,318	e	TrygVesta A.S.	431
584,658		UnitedHealth Group, Inc	14,605

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
85,129	e	UnumProvident Corp	$1,350
24,091		W.R. Berkley Corp	517
40,000	*,e	WellCare Health Plans, Inc	740
253,347	*	WellPoint, Inc	12,893
9,015	e	Wiener Staedtische Allgemeine Versicherung AG.	392
1,123,015	e	XL Capital Ltd (Class A)	12,870
32,242		Zurich Financial Services AG.	5,680
		TOTAL INSURANCE CARRIERS	431,537

LEATHER AND LEATHER PRODUCTS - 0.18%
41,924	e	Adidas-Salomon AG.	1,594
478,231		Coach, Inc	12,854
51,468	e	LVMH Moet Hennessy Louis Vuitton S.A.	3,928
74,589		Yue Yuen Industrial Holdings	176
		TOTAL LEATHER AND LEATHER PRODUCTS	18,552

LEGAL SERVICES - 0.01%
20,281	*,e	FTI Consulting, Inc	1,029
		TOTAL LEGAL SERVICES	1,029

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
67,764	e	Brisa-Auto Estradas de Portugal S.A.	487
212,028		ComfortDelgro Corp Ltd	187
45,581	e	Keihin Electric Express Railway Co Ltd	354
26,772	e	Keisei Electric Railway Co Ltd	160
3,688		National Express Group plc	19
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,207

LUMBER AND WOOD PRODUCTS - 0.01%
88,790	*	Sino-Forest Corp	947
		TOTAL LUMBER AND WOOD PRODUCTS	947

METAL MINING - 2.90%
66,992	e	Agnico-Eagle Mines Ltd	3,529
181,379	e	Alumina Ltd	211
2,110,203		Anglo American plc	61,224
110,823		Antofagasta plc	1,071
527,800	e	Barrick Gold Corp	17,708
453,047		Barrick Gold Corp (Canada)	15,249
1,977,822		BHP Billiton Ltd	55,334
881,845		BHP Billiton plc	19,789
8,250		Boliden AB	62
167,863	e	Cameco Corp	4,306
97,454		Cleveland-Cliffs, Inc	2,385
278,570		Companhia Vale do Rio Doce (ADR)	4,911
162,579	*,e	Eldorado Gold Corp	1,465
4,049		Energy Resources of Australia Ltd	76
78,871		Eurasian Natural Resources Corp	849
34,012	e	First Quantum Minerals Ltd	1,645
37,026	e	Franco-Nevada Corp	890
174,159	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,727
32,211		Fresnillo plc	276
45,000	e	Gold Fields Ltd (ADR)	542

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
317,672		Goldcorp, Inc	$11,042
139,915		IAMGOLD Corp	1,417
19,592		Inmet Mining Corp	719
108,686	*,e	Ivanhoe Mines Ltd	603
42,485		Kazakhmys plc	440
298,392		Kinross Gold Corp	5,439
781,743	*,e	Lihir Gold Ltd	1,858
40,198		Lonmin PLC	776
9,438	*,e	Lundin Mining Corp	27
1		MMC Norilsk Nickel (ADR)	–	^
334,931		Newcrest Mining Ltd	8,234
127,881		Newmont Mining Corp	5,226
46,797	e	Orica Ltd	819
1,521,508	e	Oxiana Ltd	1,128
51,113	*,e	Paladin Resources Ltd	203
34,493	*	PAN American Silver Corp	640
10,286,480	*,e	Pan Australian Resources Ltd	2,984
14,624		Randgold Resources Ltd	944
309,014	e	Rio Tinto Ltd	12,998
966,723		Rio Tinto plc	33,479
125,662		Sherritt International Corp	566
119,302	*	Silver Wheaton Corp	991
2,411,000	e	Straits Asia Resources Ltd	2,913
2,100	e	Sumitomo Titanium Corp	77
201,218		Teck Cominco Ltd	3,209
13,000	*,e	Uranium One, Inc	30
32,040	e	Vedanta Resources plc	679
402,501		Xstrata plc	4,353
315,212		Yamana Gold, Inc	2,802
		TOTAL METAL MINING	304,845

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
4,266		Bulgari S.p.A.	23
110,064		Compagnie Financiere Richemont S.A.	2,287
70,778		Hasbro, Inc	1,716
443,293	*,e	Jarden Corp	8,312
113,810		Mattel, Inc	1,827
21,473	e	Namco Bandai Holdings, Inc	236
69,529		Sankyo Co Ltd	3,717
6,609	e	Societe BIC S.A.	379
17,275		Yamaha Corp	216
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	18,713

MISCELLANEOUS RETAIL - 1.08%
100,948	*	Amazon.com, Inc	8,445
1,209,169		CVS Corp	38,537
38,674	*,e	Dollar Tree, Inc	1,628
1,974,034		Game Group PLC	5,342
2,442,402		Home Retail Group	10,447
1,125	*	HSN, Inc	12
2,386,761		Hutchison Whampoa Ltd	15,600
36,273	e	Metro AG.	1,731
18,153	*	Office Depot, Inc	83
458,251		Origin Energy Ltd	5,406

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
41,535		Petsmart, Inc	$891
16,076	*,e	Priceline.com, Inc	1,793
86,152	e	Shoppers Drug Mart Corp	3,703
446,612	e	Staples, Inc	9,008
127,900	e	Sugi Pharmacy Co Ltd	2,635
26,661	e	Tiffany & Co	676
243,502		Walgreen Co	7,159
		TOTAL MISCELLANEOUS RETAIL	113,096

MOTION PICTURES - 0.36%
384	*	Ascent Media Corp (Series A)	10
20,229	e	Astral Media, Inc	517
99,656	*,e	Discovery Communications, Inc (Class A)	2,247
22,547	*	Discovery Communications, Inc (Class C)	463
179,936		News Corp (ADR)	1,939
741,209		News Corp (Class A)	6,752
113,501	e	News Corp (Class B)	1,200
969,543		Time Warner, Inc	24,423
13,880		Toho Co Ltd	227
		TOTAL MOTION PICTURES	37,778

NONDEPOSITORY INSTITUTIONS - 1.62%
3,752	e	Acom Co Ltd	94
223,103	e	Aeon Credit Service Co Ltd	2,925
2,173		Aiful Corp	8
5,339	e	American Capital Ltd	17
534,084	e	American Express Co	12,412
101,346		Bank of Cyprus Public Co Ltd	573
184,031	e	Capital One Financial Corp	4,027
7,460	e,m	Cattles plc	1
2,032,186	e	Challenger Financial Services Group Ltd	3,668
5,128,329	e	Chimera Investment Corp	17,898
146,083	e	Credit Saison Co Ltd	1,862
186,101		Criteria Caixacorp S.A.	859
97,736		Discover Financial Services	1,004
50,760	e	Federal Home Loan Mortgage Corp	31
235,097	*,e	Federal National Mortgage Association	136
499,486	*,e	Global Ship Lease, Inc (Class A)	899
160,000	*,e	Heckmann Corp	600
2,668	*,e	Hypo Real Estate Holding AG.	6
97,505	e	Investor AB (B Shares)	1,504
264,900	e	Japan Securities Finance Co Ltd	2,238
800,000	e	Lancashire Holdings Ltd	6,140
54,446		Lender Processing Services, Inc	1,512
228,852	e	ORIX Corp	13,802
1,427	e	Osaka Securities Exchange Co Ltd	6,858
6,674	e	Promise Co Ltd	85
890,495	e	Siemens AG.	61,413
2,842,498	*,e	SLM Corp	29,193
3,139	e	Takefuji Corp	17
187	*,e	Tree.com, Inc	2
180,000		Westway Group, Inc	779
		TOTAL NONDEPOSITORY INSTITUTIONS	170,563

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
943,057		Adelaide Brighton Ltd	$1,710
1,107,027		Grupo Mexico S.A. de C.V. (Series B)	1,211
6,665	e	Imerys S.A.	279
32,557		K+S AG.	1,829
17,527	e	Vulcan Materials Co	755
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,784

OIL AND GAS EXTRACTION - 4.49%
5,550	e	Acergy S.A.	55
38,733		Addax Petroleum Corp	1,643
4,700		Aker Kvaerner ASA	39
254,963		Anadarko Petroleum Corp	11,573
274,773		Apache Corp	19,825
33,975	*,e	Arrow Energy NL	97
209,118		Baker Hughes, Inc	7,620
3,033,959		BG Group plc	50,814
61,281	e	BJ Services Co	835
38,021	e	Boart Longyear Group	8
210,495		Cabot Oil & Gas Corp	6,450
30,064	*	Cairn Energy plc	1,158
79,831	*	Cameron International Corp	2,259
295,909		Canadian Natural Resources Ltd (Canada)	15,567
101,981		Canadian Oil Sands Trust	2,437
152,085	e	Chesapeake Energy Corp	3,016
1,566,000		China Oilfield Services Ltd	1,699
14,298	e	Cimarex Energy Co	405
2,004,000		CNOOC Ltd	2,485
26,883	*,e	Compagnie Generale de Geophysique S.A.	483
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	–	^
113,983	*	Concho Resources, Inc	3,270
145,673		Crescent Point Energy Trust	4,298
283,236	*	Denbury Resources, Inc	4,172
1,000	*,e	DET Norske Oljeselskap	1
166,436		Devon Energy Corp	9,071
78,848	e	Diamond Offshore Drilling, Inc	6,548
408,097	e	EnCana Corp	20,234
72,177		Enerplus Resources Fund	1,559
84,755		ENSCO International, Inc	2,955
58,422	e	Ensign Energy Services, Inc	854
203,369		EOG Resources, Inc	13,813
26,905	e	Equitable Resources, Inc	939
4,800	*,e	Exterran Holdings, Inc	77
2,300	*,e	Forest Oil Corp	34
563,251		Halliburton Co	11,659
3,909		Harvest Energy Trust	21
32,950	e	Helmerich & Payne, Inc	1,017
110,217	e	Husky Energy, Inc	3,082
2,700		Idemitsu Kosan Co Ltd	232
91		Inpex Holdings, Inc	729
3,700		Japan Petroleum Exploration Co	205
60,000	*	Key Energy Services, Inc	346
49,113	*	Lundin Petroleum AB	380
148,980	*,e	Nabors Industries Ltd	2,321

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
206,187	*	National Oilwell Varco, Inc	$6,734
22,213	*	Newfield Exploration Co	726
308,074	e	Nexen, Inc	6,693
19,919	e	Niko Resources Ltd	1,370
80,797	e	Noble Corp	2,444
119,701		Noble Energy, Inc	7,059
950,662		Occidental Petroleum Corp	62,564
5,477	*,e	OPTI Canada, Inc	9
110,479	e	Patterson-UTI Energy, Inc	1,421
168,302		Penn West Energy Trust	2,143
209,528		Petro-Canada	8,092
71,624	*	PetroHawk Energy Corp	1,597
28,700		Petroleo Brasileiro S.A.	587
599,799		Petroleo Brasileiro S.A. (ADR)	24,580
4,900	*	Petroleum Geo-Services ASA	30
19,023	e	Pioneer Natural Resources Co	485
19,037	*,e	Plains Exploration & Production Co	521
1,940		Precision Drilling Trust	9
625,051	*,e	Pride International, Inc	15,664
60,024		ProEx Energy Ltd	524
117,441		Provident Energy Trust	588
348,212		PTT Exploration & Production PCL	1,390
2,800	*,e	Quicksilver Resources, Inc	26
215,041	e	Range Resources Corp	8,905
24,879		Rowan Cos, Inc	481
521,658		Santos Ltd	6,154
37,349	e	SBM Offshore NV	638
571,605		Schlumberger Ltd	30,930
58,746	e	SeaDrill Ltd	839
119,977		Smith International, Inc	3,089
118,012	*	Southwestern Energy Co	4,585
440,645	e	Talisman Energy, Inc	6,330
21,609	e	Technip S.A.	1,058
40,567	e	Tidewater, Inc	1,739
107,864	*	Transocean Ltd	8,013
54,174	e	Trican Well Service Ltd	467
806,866		Tullow Oil plc	12,445
31,705	*	Ultra Petroleum Corp	1,236
13,151		Vermilion Energy Trust	330
145,956	*,e	Weatherford International Ltd	2,855
58,892		Woodside Petroleum Ltd	2,051
478,483		XTO Energy, Inc	18,249
		TOTAL OIL AND GAS EXTRACTION	471,935

PAPER AND ALLIED PRODUCTS - 0.26%
1,243	*,e	Domtar Corporation	21
13,565		Exor S.p.A	195
29,772		Greif, Inc (Class A)	1,317
10,837	e	Holmen AB (B Shares)	237
234,000		International Paper Co	3,540
1,638		Istituto Finanziario Industriale S.p.A.	14
235,807		Kimberly-Clark Corp	12,362
11,600		Lee & Man Paper Manufacturing Ltd	11
47,324		MeadWestvaco Corp	777

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
25,951		Metso Oyj	$484
10,435		Mondi plc	36
9,500	e	Nippon Paper Group, Inc	246
96,563	e	OJI Paper Co Ltd	416
3,407		Smurfit Kappa Group plc	18
36,000		Sonoco Products Co	862
138,120		Stora Enso Oyj (R Shares)	729
117,990	e	Svenska Cellulosa AB (B Shares)	1,239
50,741	e	Uni-Charm Corp	3,882
127,288		UPM-Kymmene Oyj	1,109
		TOTAL PAPER AND ALLIED PRODUCTS	27,495

PERSONAL SERVICES - 0.07%
4,212,000		Chaoda Modern Agriculture	2,472
29,367	e	Cintas Corp	671
104,233		H&R Block, Inc	1,796
545,838		Kuala Lumpur Kepong BHD	1,848
51,586	e	Rentokil Initial plc	76
		TOTAL PERSONAL SERVICES	6,863

PETROLEUM AND COAL PRODUCTS - 5.36%
11,680,127		BP plc	91,814
160,972	e	BP plc (ADR)	7,675
13,134	e	Caltex Australia Ltd	147
1,187,767		Chevron Corp	78,689
460,309		ConocoPhillips	19,361
72,000	e	Cosmo Oil Co Ltd	245
1,040,823		ENI S.p.A.	24,603
1,934,958		Exxon Mobil Corp	135,272
36,178	e	Galp Energia SGPS S.A.	508
22,100		Hellenic Petroleum S.A.	214
167,191		Hess Corp	8,987
130,975	e	Imperial Oil Ltd	5,081
533,881		Marathon Oil Corp	16,086
101,827	e	Murphy Oil Corp	5,531
26,661	e	Neste Oil Oyj	370
102,343		Nippon Mining Holdings, Inc	533
34,155		OMV AG.	1,279
39,196		Reliance Industries Ltd	1,656
155,554		Repsol YPF S.A.	3,478
1,023,324	e	Royal Dutch Shell plc (A Shares)	25,557
1,200,630		Royal Dutch Shell plc (B Shares)	30,143
1,900	*,e	SandRidge Energy, Inc	16
54,633		Saras S.p.A.	156
23,966	e	Showa Shell Sekiyu KK	254
550,910		Statoil ASA	10,847
272,716		Suncor Energy, Inc	8,274
405,355	e	Suncor Energy, Inc (Canada)	12,326
19,521	e	Sunoco, Inc	453
127,998	e	Tesoro Corp	1,629
32,353	e	TonenGeneral Sekiyu KK	330
1,215,032	e	Total S.A.	65,589
241,267		Valero Energy Corp	4,075

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
285,913	*,e	Western Refining, Inc	$2,019
		TOTAL PETROLEUM AND COAL PRODUCTS	563,197

PIPELINES, EXCEPT NATURAL GAS - 0.12%
9,477	*,e	Kinder Morgan Management LLC	428
132,979		Spectra Energy Corp	2,250
266,715	e	TransCanada Corp	7,182
286,500		Wellstream Holdings plc	2,416
		TOTAL PIPELINES, EXCEPT NATURAL GAS	12,276

PRIMARY METAL INDUSTRIES - 0.87%
30,902	e	Acerinox S.A.	572
158,700		AK Steel Holding Corp	3,045
166,625	e	Alcoa, Inc	1,721
20,372		Allegheny Technologies, Inc	712
198,359	*,e	ArcelorMittal	6,509
155,548		BlueScope Steel Ltd	317
512,671		Corning, Inc	8,233
33,698	e	Daido Steel Co Ltd	139
32,530		DOWA HOLDINGS CO Ltd	136
1,608,458	e	Furukawa Electric Co Ltd	7,280
65,619		Gerdau Ameristeel Corp	452
58,580	e	JFE Holdings, Inc	1,976
45,597		Johnson Matthey plc	863
287,723		Kobe Steel Ltd	538
4,200	e	Maruichi Steel Tube Ltd	80
125,186		Mitsubishi Materials Corp	391
50,239		Mitsui Mining & Smelting Co Ltd	130
600,818	e	Nippon Steel Corp	2,308
115,636	e	Norsk Hydro ASA	593
67,241	e	Nucor Corp	2,988
117,284		OneSteel Ltd	244
25,914	e	Outokumpu Oyj	447
6,000		POSCO	1,995
135,382		Precision Castparts Corp	9,887
4,400		Steel Dynamics, Inc	65
754,054	e	Straits Resources Ltd	1,282
79,256	*	Sumitomo Electric Industries Ltd	893
3,941,333		Sumitomo Metal Industries Ltd	10,515
60,449		Sumitomo Metal Mining Co Ltd	855
272,493		Tenaris S.A.	3,702
697	e	Toho Titanium Co Ltd	12
11,948		Tokyo Steel Manufacturing Co Ltd	146
24,205		Umicore	549
31,416	e	United States Steel Corp	1,123
159,687		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,391
135,400	e	Vallourec	16,435
23,487	e	Voestalpine AG.	644
4,400	e	Yamato Kogyo Co Ltd	130
		TOTAL PRIMARY METAL INDUSTRIES	91,298

PRINTING AND PUBLISHING - 0.52%
3,222,000		AMVIG Holdings Ltd	2,079
59,138		Dai Nippon Printing Co Ltd	813
8,389	e	Daily Mail & General Trust	39

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
54,609		Dun & Bradstreet Corp	$4,434
800	e	EW Scripps Co (Class A)	2
18,043	e	Gannett Co, Inc	64
281,277	e	John Fairfax Holdings Ltd	277
24,270	e	Lagardere S.C.A.	806
113,504		McGraw-Hill Cos, Inc	3,418
183,888	e	Orkla ASA	1,336
24,432	e	PagesJaunes Groupe S.A.	237
2,169,146		Pearson plc	21,750
84,510		R.R. Donnelley & Sons Co	982
151,841		Reed Elsevier NV	1,671
1,357,457		Reed Elsevier plc	10,105
16,226	e	Sanoma-WSOY Oyj	252
143,344	e	Singapore Press Holdings Ltd	313
97,904	e	Thomson Corp	2,849
40,116		Thomson Reuters plc	1,143
56,540	e	Toppan Printing Co Ltd	572
6,457		United Business Media Ltd	42
1,146		Washington Post Co (Class B)	404
59,007		Wolters Kluwer NV	1,031
105,808		Yellow Pages Income Fund	487
		TOTAL PRINTING AND PUBLISHING	55,106

RAILROAD TRANSPORTATION - 0.61%
852,556	e	Asciano Group	917
106,214		Burlington Northern Santa Fe Corp	7,811
206,263		Canadian National Railway Co	8,861
72,653		Canadian Pacific Railway Ltd	2,897
165	e	Central Japan Railway Co	1,016
252,701		CSX Corp	8,751
180,400		East Japan Railway Co	10,880
357,174		Firstgroup PLC	2,102
124,400		Hankyu Hanshin Holdings, Inc	584
50,986	*,e	Kansas City Southern Industries, Inc	821
159,247		MTR Corp	478
101,095		Norfolk Southern Corp	3,808
15,261		Stagecoach Group plc	32
276,066		Union Pacific Corp	14,372
195		West Japan Railway Co	646
		TOTAL RAILROAD TRANSPORTATION	63,976

REAL ESTATE - 0.91%
5,383,901		Ayala Land, Inc	906
10,195,901	*,m	Ayala Land, Inc (Preference)	21
1,283,735	e	British Land Co plc	8,068
90,693	e	Brookfield Properties Corp	717
2,640,994		CapitaLand Ltd	6,765
519,516		CapitaMall Trust	502
15,261	*	CB Richard Ellis Group, Inc (Class A)	143
407,696		Cheung Kong Holdings Ltd	4,687
428,000		China Aoyuan Property Group Ltd	103
818,000	e	China Resources Land Ltd	1,813
88,304	e	Chinese Estates Holdings Ltd	162
44,495	e	City Developments Ltd	264

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,186	e	Corio NV	$398
20,265,600		Erawan Group PCL	1,011
4,800	e	Forest City Enterprises, Inc (Class A)	32
2,886	e	Gecina S.A.	179
332,000	*,e	Genting International plc	156
84,950	e	Hammerson plc	429
75,000		Hang Lung Group Ltd	353
1,228,793		Hang Lung Properties Ltd	4,067
110,273		Henderson Land Development Co Ltd	632
67,717		Hopewell Holdings	212
58,029		Hysan Development Co Ltd	149
5,572		ICADE	458
4,850,900		IGB Corp BHD	2,360
13,056	e	IMMOFINANZ Immobilien Anlagen AG.	27
2,640		IVG Immobilien AG.	17
160,000	e	Keppel Land Ltd	244
2,546,700		KLCC Property Holdings BHD	2,362
16,719	e	Klepierre	431
5,000,000		Land and Houses PCL	748
112,526	e	Land Securities Group plc	872
13,246	e	Leighton Holdings Ltd	251
72,852	e	Liberty International plc	476
233,251		Link Real Estate Investment Trust	498
43,036	e	Macquarie Goodman Group	13
7,313,500	*	Metro Pacific Investments Corp	775
202,282		Mirvac Group	176
1,104,114		Mitsubishi Estate Co Ltd	18,463
429,863		Mitsui Fudosan Co Ltd	7,510
327,000	*	Mongolia Energy Co ltd	121
2,217,589		New World Development Ltd	4,012
6,300	e	Nomura Real Estate Holdings, Inc	109
906	e	NTT Urban Development Corp	879
3,605,174		Rich Development Co Ltd	1,676
3,163	e	Risa Partners, Inc	2,998
1,113,140		Segro plc	444
194,921		Sino Land Co	323
10,805,000		SM Prime Holdings	1,998
1,681,300		SP Setia BHD	1,904
255,889		Stockland Trust Group	662
57,256	e	Sumitomo Realty & Development Co Ltd	1,053
633,448		Sun Hung Kai Properties Ltd	7,912
29,572	e	Tokyo Tatemono Co Ltd	165
44,988	e	Tokyu Land Corp	205
18,770	*,e	Unibail	2,795
3,208,260	*	Unitech Corporate Parks plc	845
103,000		Wheelock & Co Ltd	266
13,000	e	Yanlord Land Group Ltd	21
12,296		YNH Property BHD	6
		TOTAL REAL ESTATE	95,844

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
1,022,015	e	Asics Corp	9,336
422,190	e	Bayer AG.	22,636
65,061	e	Bridgestone Corp	1,023

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,700	e	Cooper Tire & Rubber Co	$17
59,738	e	Denki Kagaku Kogyo KK	167
259,155	*	Goodyear Tire & Rubber Co	2,918
33,257	e	Michelin (C.G.D.E.) (Class B)	1,894
59,495	e	Mitsubishi Rayon Co Ltd	174
686,282	e	Mitsui Chemicals, Inc	2,201
120,751		Newell Rubbermaid, Inc	1,257
12,351	*,e	NOK Corp	144
26,419	e	Nokian Renkaat Oyj	497
534,453		Pirelli & C S.p.A.	187
9,588		Puma AG. Rudolf Dassler Sport	2,098
41,953		Sealed Air Corp	774
751,359		SSL International plc	6,403
18,702		Sumitomo Rubber Industries, Inc	151
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	51,877

SECURITY AND COMMODITY BROKERS - 2.01%
69,407		Ameriprise Financial, Inc	1,685
80,884	e	Australian Stock Exchange Ltd	2,411
22,724	*,e,m	Babcock & Brown Ltd	6
19,758	e	BlackRock, Inc	3,466
38,000		Broadridge Financial Solutions, Inc	630
259,238		Charles Schwab Corp	4,547
20,669		CME Group, Inc	6,430
904,284		Credit Suisse Group	41,280
358,355		Daiwa Securities Group, Inc	2,139
44,301	e	Deutsche Boerse AG.	3,436
13,012	e	Eaton Vance Corp	348
70,715		Franklin Resources, Inc	5,092
378,170		Goldman Sachs Group, Inc	55,756
667,698	e	Hong Kong Exchanges and Clearing Ltd	10,399
105,125		ICAP plc	780
51,179	e	IGM Financial, Inc	1,811
9,694	*	IntercontinentalExchange, Inc	1,107
287,713		Invesco Ltd	5,127
1,778,400	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,180
4,638	e	Janus Capital Group, Inc	53
12,167	*	Jefferies Group, Inc	260
4,787,613		Legal & General Group plc	4,473
294,484	e	Legg Mason, Inc	7,180
31,722	e	London Stock Exchange Group plc	367
36,551	e	Macquarie Group Ltd	1,152
395,482		Man Group plc	1,806
9,300	e	Matsui Securities Co Ltd	85
540,889		Morgan Stanley	15,421
24,335	*	Nasdaq Stock Market, Inc	519
2,245,099	e	Nomura Holdings, Inc	18,970
37,805		NYSE Euronext	1,030
3,655	e	Perpetual Trustees Australia Ltd	84
28,845	e	Schroders plc	389
22,909		SEI Investments Co	413
373,956		Shinko Securities Co Ltd	1,176
1,032,111		Singapore Exchange Ltd	5,059
41,999	e	T Rowe Price Group, Inc	1,750

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
40,779	*,e	TD Ameritrade Holding Corp	$715
34,094	e	TMX Group, Inc	992
		TOTAL SECURITY AND COMMODITY BROKERS	211,524

SPECIAL TRADE CONTRACTORS - 0.01%
14,131		Kinden Corp	124
25,286	*,e	Quanta Services, Inc	585
		TOTAL SPECIAL TRADE CONTRACTORS	709

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
188,720		3M Co	11,342
1,166,698	e	Asahi Glass Co Ltd	9,386
53,418	e	Boral Ltd	175
52,188		Cimpor Cimentos de Portugal S.A.	381
1,084,989		CRH plc	24,809
7,402	e	CRH plc (IRELAND)	169
2,742		FLSmidth & Co AS	97
697	e	HeidelbergCement AG.	29
331,611	e	Holcim Ltd	18,831
16,728	e	Italcementi S.p.A.	191
2,940		Italcementi S.p.A. RNC	17
52,699		James Hardie Industries NV	178
31,467	e	Lafarge S.A.	2,130
8,844	*	Lafarge S.A. new	579
6,970	e	Martin Marietta Materials, Inc	550
27,035	e	NGK Insulators Ltd	553
64,222		Nippon Sheet Glass Co Ltd	188
137,197	*	Owens-Illinois, Inc	3,843
5,867		Pargesa Holding S.A.	366
1,973,000		PT Indocement Tunggal Prakarsa Tbk	1,498
106,376	e	Taiheiyo Cement Corp	183
11,585		Titan Cement Co S.A.	306
32,977	e	Toto Ltd	231
2,268		Wienerberger AG.	28
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	76,060

TEXTILE MILL PRODUCTS - 0.03%
2,095,340		Far Eastern Textile Co Ltd	2,427
11,072	*,e	Mohawk Industries, Inc	395
13,216	e	Nisshinbo Industries, Inc	150
94,807	e	Teijin Ltd	306
		TOTAL TEXTILE MILL PRODUCTS	3,278

TOBACCO PRODUCTS - 1.24%
1,014,208		Altria Group, Inc	16,623
167,700		British American Tobacco Malaysia BHD	2,135
1,020,800		British American Tobacco plc	28,096
44,454	e	Fortune Brands, Inc	1,544
3,352,728		Huabao International Holdings Ltd	3,245
474,388		Imperial Tobacco Group plc	12,316
2,102		Japan Tobacco, Inc	6,590
158,913		Lorillard, Inc	10,770
1,101,420		Philip Morris International, Inc	48,043

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
54,713		Swedish Match AB	$888
		TOTAL TOBACCO PRODUCTS	130,250

TRANSPORTATION BY AIR - 0.18%
7,694		Aeroports de Paris	564
3,900,000		Air China Ltd	1,912
25,794	e	Air France-KLM	329
3,598,500	*	AirAsia BHD	1,136
80,000	*,e	All Nippon Airways Co Ltd	280
55,029	*,e	AMR Corp	221
95,121		Auckland International Airport Ltd	99
1,468,115	e	British Airways plc	3,011
115,237		Cathay Pacific Airways Ltd	159
98,372	*,e	Continental Airlines, Inc (Class B)	872
455,193	*,e	Delta Air Lines, Inc	2,635
86,672		FedEx Corp	4,820
7,566	e	Fraport AG. Frankfurt Airport Services Worldwide	324
6,400	e	Hong Kong Aircraft Engineerg	75
120,786		Iberia Lineas Aereas de Espana	256
107,000	*,e	Japan Airlines Corp	207
66,883		Macquarie Airports	124
96,015		Qantas Airways Ltd	156
74,157	*	Ryanair Holdings plc	339
2,141	*	Ryanair Holdings plc (ADR)	61
47,774		Singapore Airlines Ltd	439
61,346		Southwest Airlines Co	413
88,890	*,e	Virgin Blue Holdings Ltd	23
		TOTAL TRANSPORTATION BY AIR	18,455

TRANSPORTATION EQUIPMENT - 3.39%
22,142		Aisin Seiki Co Ltd	482
1,289,910		Austal Ltd	2,900
202,000	e	Autoliv, Inc	5,812
790,665		BAE Systems plc	4,403
324,307	e	Bayerische Motoren Werke AG.	12,211
9,770		Bayerische Motoren Werke AG. (Preference)	235
317,244		Boeing Co	13,483
1,128,395	e	Bombardier, Inc	3,347
247,914		Cobham plc	704
84,584	e	Cosco Corp Singapore Ltd	73
27,000		Daihatsu Motor Co Ltd	252
2,110,688	e	DaimlerChrysler AG. (EUR)	76,335
335,335	*,e	Denso Corp	8,633
2,008,000		Denway Motors Ltd	803
83,890	e	European Aeronautic Defence and Space Co	1,355
493,727	e	Fiat S.p.A.	4,959
1,447,944	*,e	Ford Motor Co	8,789
75,000		Fuji Heavy Industries Ltd	304
209,722		General Dynamics Corp	11,617
53,947	e	Genuine Parts Co	1,810
20,026	e	GKN plc	41
110,750		Goodrich Corp	5,534
44,969	e	Harley-Davidson, Inc	729
15,946		Harsco Corp	451

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
28,182	*	Hino Motors Ltd	$88
1,135,768	*,e	Honda Motor Co Ltd	31,362
416,615		Honeywell International, Inc	13,082
21,937		Hyundai Mobis	1,920
40,935		Hyundai Motor Co	2,381
1,589,269	*	Isuzu Motors Ltd	2,557
13,945		Jardine Cycle & Carriage Ltd	185
18,995		JTEKT Corp	193
163,044	e	Kawasaki Heavy Industries Ltd	450
902,472		Keppel Corp Ltd	4,299
226,104		Lockheed Martin Corp	18,235
121,349	*	Magna International, Inc	5,149
40,089	e	MAN AG.	2,458
103,000	*,e	Mazda Motor Corp	264
19,033		Meggitt plc	50
393,000	*,e	Mitsubishi Motors Corp	738
92,875	e	Mitsui Engineering & Shipbuilding Co Ltd	219
17,421	e	NHK Spring Co Ltd	117
74,401	e	NSK Ltd	378
2,165	e	Oshkosh Truck Corp	31
75,647	e	Paccar, Inc	2,459
52,851	e	Peugeot S.A.	1,388
184,944		Porsche AG.	12,402
103,264	e	Renault S.A.	3,791
383,560		Rolls-Royce Group plc	2,281
71,535	e	Scania AB (B Shares)	709
81,372	e	SembCorp Marine Ltd	151
8,361	e	Shimano, Inc	320
145,074	e	Singapore Technologies Engineering Ltd	245
50,000	*,e	Spirit Aerosystems Holdings, Inc (Class A)	687
295,496		Suzuki Motor Corp	6,656
19,341		Thales S.A.	865
1,382	*	Tokai Rika Co Ltd	22
187,353	e	Tomkins PLC	456
7,096	e	Toyoda Gosei Co Ltd	192
21,094	*	Toyota Industries Corp	527
1,469,625		Toyota Motor Corp	55,988
266,323		United Technologies Corp	13,838
2,001	e	Valeo S.A.	37
18,286		Volkswagen AG. (Preference)	1,276
73,325		Volvo AB (A Shares)	451
220,656	e	Volvo AB (B Shares)	1,361
19,489	e	Yamaha Motor Co Ltd	217
1,102	e	Zodiac S.A.	36
		TOTAL TRANSPORTATION EQUIPMENT	355,773

TRANSPORTATION SERVICES - 0.09%
796	*	Asciano Group	1
56,479		Autostrade S.p.A.	1,141
27,570	e	CH Robinson Worldwide, Inc	1,438
48,454	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	300
46,316		Deutsche Lufthansa AG.	580
66,146	e	Expeditors International Washington, Inc	2,205
1,888		Hopewell Highway Infrastructure Ltd	1

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,025	*	Interval Leisure Group, Inc	$28
2,569	*,e	KarstadtQuelle AG.	2
60,155		Toll Holdings Ltd	303
42,332	e	TUI AG.	311
255,000		UTI Worldwide, Inc	2,908
		TOTAL TRANSPORTATION SERVICES	9,218

TRUCKING AND WAREHOUSING - 0.60%
1,906,156		Deutsche Post AG.	24,829
106,340	e	DSV AS	1,317
38,495	e	J.B. Hunt Transport Services, Inc	1,175
77,427		Kerry Properties Ltd	340
12,262		Mitsubishi Logistics Corp	136
6,745	e	Neopost S.A.	606
95,343		Nippon Express Co Ltd	434
1,139,184		TNT NV	22,126
220,807		United Parcel Service, Inc (Class B)	11,038
44,378		Yamato Transport Co Ltd	592
		TOTAL TRUCKING AND WAREHOUSING	62,593

WATER TRANSPORTATION - 0.34%
116		AP Moller - Maersk AS (Class A)	680
234	e	AP Moller - Maersk AS (Class B)	1,402
77,704		Carnival Corp	2,002
32,808		Carnival plc	867
110,000	e	Danaos Corp	356
4,161,139		DP World Ltd	1,502
74,160		Euronav NV	1,381
206,298	e	Hamburger Hafen und Logistik AG.	7,945
5,568,400		International Container Term Services, Inc	1,793
208,323		Kamigumi Co Ltd	1,760
62,186		Kawasaki Kisen Kaisha Ltd	257
12,649	*	Kuehne & Nagel International AG.	991
1,039,145	e	Mitsui OSK Lines Ltd	6,764
48,838	e	Neptune Orient Lines Ltd	50
533,491	e	Nippon Yusen Kabushiki Kaisha	2,309
110,000	e	Omega Navigation Enterprises, Inc (Class A)	418
21,364		Orient Overseas International Ltd	91
2,309,314		Pacific Basin Shipping Ltd	1,475
43,223	e	Royal Caribbean Cruises Ltd	585
2,306,080	e	Shun TAK Holdings Ltd	1,449
1,044,000		U-Ming Marine Transport Corp	2,036
		TOTAL WATER TRANSPORTATION	36,113

WHOLESALE TRADE-DURABLE GOODS - 0.94%
89,506	*	Arrow Electronics, Inc	1,901
71,267	e	Assa Abloy AB (Class B)	993
281,887		Banpu PCL	2,797
18,816	e	BorgWarner, Inc	643
69,756		Bunzl plc	577
7,671		Canon Marketing Japan, Inc	107
924,000		China National Building Material Co Ltd	1,791
384,198	e	Compagnie de Saint-Gobain	12,841
72,600	e	Finning International, Inc	1,049

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
112,836	*,e	Fortescue Metals Group Ltd	$345
621,116		Itochu Corp	4,333
16,800		Kloeckner & Co AG.	357
270,881		Li & Fung Ltd	727
1,109,244		Mitsubishi Corp	20,587
854,409		Mitsui & Co Ltd	10,164
813,005		Nissan Motor Co Ltd	4,945
89,715		Nisshin Steel Co Ltd	201
21,510	*,e	Patterson Cos, Inc	467
23,115		Prysmian S.p.A.	347
2,041,063		PT Astra International Tbk	4,759
900,000		Rajesh Exports Ltd	793
20,597	e	Rautaruukki Oyj	412
21,000	e	Reliance Steel & Aluminum Co	806
215	e	Rockwool International AS (B Shares)	16
47,680	e	Schneider Electric S.A.	3,632
13,497	e	Sims Group Ltd	288
129,647	e	Sumitomo Corp	1,322
15,298	e	THK Co Ltd	229
135,490	e	ThyssenKrupp AG.	3,362
9,717	e	W.W. Grainger, Inc	796
850,518		Wesfarmers Ltd	15,522
13,866	e	Wesfarmers Ltd PPS	263
61,627	*	Wolseley plc	1,174
		TOTAL WHOLESALE TRADE-DURABLE GOODS	98,546

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
2,200	e	ABC-Mart, Inc	57
27,336	e	Airgas, Inc	1,108
54,870	e	Akzo Nobel NV	2,414
3,683		Alfresa Holdings Corp	170
19,135	e	Billabong International Ltd	135
11,625	e	Brown-Forman Corp (Class B)	500
89,933		Cardinal Health, Inc	2,747
9,236		Casino Guichard Perrachon S.A.	623
17,277		Celesio AG.	396
5,048,000		Dalian Port PDA Co Ltd	2,045
1,350		Danisco AS	53
240,604	*	Dean Foods Co	4,617
59,886	*,e	Endo Pharmaceuticals Holdings, Inc	1,073
531,715		Esprit Holdings Ltd	2,967
2,919,547		Foster's Group Ltd	12,116
48,952	*,e	Gildan Activewear, Inc	725
59,240		Hanwha Corp	1,528
18,482	*,e	Henry Schein, Inc	886
18,795	e	Kikkoman Corp	189
16,929		KT&G Corp	957
1,166,267		Marubeni Corp	5,182
88,535	e	Metcash Ltd	307
93,533		Metro, Inc	3,057
145,400		Nippon Oil Corp	860
5,936,050		Noble Group Ltd	7,459
75,100	e	San-A Co Ltd	2,456
1,657,856	*	Sojitz Holdings Corp	3,648

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,571	e	Suzuken Co Ltd	$249
126,506		Sysco Corp	2,844
52,232		Terra Industries, Inc	1,265
924,278	e	Unilever NV	22,257
215,000		Unilever NV (ADR)	5,199
1,497,000		Uni-President Enterprises Corp	1,542
90,795	*	Viterra, Inc	788
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	92,419

		TOTAL COMMON STOCKS	10,460,408
		(Cost $12,239,729)

RIGHTS / WARRANTS - 0.08%
DEPOSITORY INSTITUTIONS - 0.00%**
457,527	m	Fortis	-	^
16,938		Unione di Banche Italiane SCPA	1
135,487	e	Unione di Banche Italiane SCPA (CW)	10
		TOTAL DEPOSITORY INSTITUTIONS	11

EATING AND DRINKING PLACES - 0.00%**
5,306		Punch Taverns plc	-	^
		TOTAL EATING AND DRINKING PLACES	-	^

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%**
189,400	e	China Resources Power Holdings Co Ltd	81
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	81

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%**
75,830	e	Renewable Energy Corp AS.	271
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	271

FOOD AND KINDRED PRODUCTS - 0.00%**
85,217		Golden Agri-Resources Ltd	12
		TOTAL FOOD AND KINDRED PRODUCTS	12

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
22,780		IJM Land BHD	4
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%**
34,314		Zardoya Otis S.A.	35
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	35

METAL MINING - 0.08%
162,231	e	Rio Tinto Ltd	2,758
507,528		Rio Tinto plc	5,828
		TOTAL METAL MINING	8,586

NONDEPOSITORY INSTITUTIONS - 0.00%**
288,903		Heckmann Corp	165
		TOTAL NONDEPOSITORY INSTITUTIONS	165

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
PRIMARY METAL INDUSTRIES - 0.00%**
10,913		DOWA HOLDINGS CO LTD			$-	^
		TOTAL PRIMARY METAL INDUSTRIES			-	^

REAL ESTATE - 0.00%**
556,400		SP Setia BHD			99
		TOTAL REAL ESTATE			99

WATER TRANSPORTATION - 0.00%**
600,000		Global Ship Lease, Inc			66
36,628	e,m	Neptune Orient Lines Ltd			4
		TOTAL WATER TRANSPORTATION			70

WHOLESALE TRADE-NONDURABLE GOODS - 0.00%**
8,609		Casino Guichard Perrachon S.A.			33
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			33

		TOTAL RIGHTS / WARRANTS			9,367
		(Cost $12,179)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 13.53%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.41%
$31,600,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/09	31,600
4,050,000		FHLB	0.000	09/09/09	4,049
7,350,000		FHLB	0.000	10/09/09	7,346
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			42,995
		(Cost $42,994)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.12%

REPURCHASE AGREEMENTS - 7.90%
220,000,000		BNP Paribas, Inc			220,000
14,486,000		BNP Paribas, Inc			14,486
260,000,000		BNP Paribas, Inc			260,000
155,000,000		Deutsche Bank			155,000
115,000,000		Deutsche Bank			115,000
65,000,000		Merrill Lynch & Co, Inc			65,000
		TOTAL REPURCHASE AGREEMENTS			829,486

VARIABLE RATE SECURITY - 5.22%
15,000,000		American Express Credit Account Master Trust			14,862
5,000,000		American Express Credit Account Master Trust			4,998
11,000,000		American Express Credit Account Master Trust			10,615
14,000,000		American Express Credit Account Master Trust			13,781
15,000,000		BA Credit Card Trust			14,804
11,000,000		BA Credit Card Trust			10,796
30,000,000		Bank of America			29,726
5,000,000		Bank One Issuance Trust			4,881
2,623,543		Brunel Residential Mortgage Securitization PLC			2,605
5,000,000		Capital One Multi-Asset Execution Trust			4,999
8,000,000		Capital One Multi-Asset Execution Trust			7,809

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

		VALUE
PRINCIPAL	ISSUER	(000)
$ 30,000,000	Capital One Multi-Asset Execution Trust	$29,659
5,000,000	Chase Issuance Trust	4,919
9,000,000	Chase Issuance Trust	8,643
18,000,000	Chase Issuance Trust	17,997
3,875,000	Chase Issuance Trust	3,807
20,000,000	Citibank Credit Card Issuance Trust	19,308
20,000,000	Citigroup Funding, Inc	19,587
7,000,000	Discover Card Execution Note Trust	7,004
10,000,000	Discover Card Execution Note Trust	9,994
3,000,000	Discover Card Master Trust	2,985
2,000,000	Discover Card Master Trust	1,984
3,000,000	Discover Card Master Trust	2,985
18,000,000	Discover Card Master Trust	17,625
12,000,000	Discover Card Master Trust	11,788
8,000,000	GE Equipment Midticket LLC	7,345
20,000,000	General Electric Capital Corp	18,970
10,000,000	General Electric Capital Corp	10,001
6,000,000	General Electric Capital Corp	5,966
3,000,000	General Electric Capital Corp	2,840
4,000,000	General Electric Capital Corp	3,849
5,364,060	Granite Master Issuer Plc	3,738
4,597,765	Granite Master Issuer Plc	3,198
22,000,000	JPMorgan Chase & Co	21,714
20,000,000	JPMorgan Chase & Co	20,030
2,521,117	Medallion Trust	2,176
13,000,000	Nelnet Student Loan Trust	12,839
409,063	Nelnet Student Loan Trust	409
5,000,000	Nelnet Student Loan Trust	4,958
22,000,000	Permanent Financing PLC	21,265
25,000,000	Permanent Master Issuer Plc	22,116
5,575,900	Puma Global Mortgage Backed Trust	4,224
25,000,000	Rabobank Nederland Trust	25,076
10,000,000	SLM Student Loan Trust	9,949
8,000,000	SLM Student Loan Trust	7,873
30,000,000	SLM Student Loan Trust	27,163
10,000,000	Wachovia Corp	10,000
12,000,000	Wachovia Student Loan Trust	11,906
8,000,000	Wells Fargo & Co	8,005
4,781,387	World Omni Auto Receivables Trust	4,784
	TOTAL VARIABLE RATE SECURITY	548,555
	(Cost $1,394,869)

	TOTAL SHORT-TERM INVESTMENTS	1,421,036
	(Cost $1,437,863)

	TOTAL PORTFOLIO - 113.19%	11,890,811
	(Cost $13,689,771)

	OTHER ASSETS AND LIABILITIES, NET - (13.19)%	(1,386,016)

	NET ASSETS - 100.00%	$10,504,795

COLLEGE RETIREMENT EQUITIES FUND - CREF Global Equities Account

The following abbreviations are used in portfolio descriptions:
ADR - American Depositary Receipt
LLC - Limited Liability Corporation
plc - Public Limited Company
SPDR - Standard & Poor's Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less $1,000
b	In bankruptcy
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUNDS – Global Equities Account

CREF GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$6,460,242,683	54.33%
TOTAL DOMESTIC	6,460,242,683	54.33

FOREIGN
ARGENTINA	3,702,252	0.03
AUSTRALIA	308,676,305	2.60
AUSTRIA	15,380,731	0.13
BELGIUM	59,229,211	0.50
BRAZIL	56,402,458	0.47
CAMBODIA	1,415,649	0.01
CANADA	415,822,709	3.50
CHINA	74,632,967	0.63
CYPRUS	572,958	0.00
CZECH REPUBLIC	1,824,668	0.02
DENMARK	20,604,068	0.17
FINLAND	42,549,550	0.36
FRANCE	405,788,522	3.41
GERMANY	467,762,268	3.93
GREECE	12,253,667	0.10
HONG KONG	101,699,835	0.86
INDIA	21,990,176	0.18
INDONESIA	9,170,015	0.08
IRELAND	29,093,369	0.24
ISRAEL	88,772,922	0.75
ITALY	99,907,429	0.84
JAPAN	921,130,594	7.75
JERSEY, C.I.	944,091	0.01
KAZAKHSTAN	849,270	0.01
KOREA, REPUBLIC OF	31,870,446	0.27
LUXEMBOURG	8,736,061	0.07
MALAYSIA	13,463,156	0.11
MEXICO	1,486,984	0.01
NETHERLANDS	191,191,609	1.61
NEW ZEALAND	877,170	0.01
NORWAY	19,469,874	0.16
PERU	1,787,555	0.01
PHILIPPINES	17,098,765	0.14
PORTUGAL	6,161,112	0.05
RUSSIA	9	0.00
SINGAPORE	61,262,660	0.52
SOUTH AFRICA	5,449,274	0.05
SPAIN	172,244,349	1.45
SWEDEN	53,811,452	0.45
SWITZERLAND	477,827,135	4.02
TAIWAN	48,506,143	0.41
THAILAND	22,658,228	0.19
UNITED ARAB EMIRATES	1,502,171	0.01
UNITED KINGDOM	1,134,988,866	9.55
TOTAL FOREIGN	5,430,568,703	45.67
TOTAL PORTFOLIO	$11,890,811,386	100.00%

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

COLLEGE RETIREMENT EQUITIES FUND
CREF GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 97.89%

AMUSEMENT AND RECREATION SERVICES - 0.50%
330,724	*	Electronic Arts, Inc	$7,183
44,528		Nintendo Co Ltd	12,309
153,996	*	Penn National Gaming, Inc	4,483
966,217		Walt Disney Co	22,542
16,425	*	Warner Music Group Corp	96
44,706	*	WMS Industries, Inc	1,409
		TOTAL AMUSEMENT AND RECREATION SERVICES	48,022

APPAREL AND ACCESSORY STORES - 0.88%
46,054		Abercrombie & Fitch Co (Class A)	1,169
338,258	*	Aeropostale, Inc	11,592
174,702		American Eagle Outfitters, Inc	2,476
170,141	*	Chico's FAS, Inc	1,655
70,269		Foot Locker, Inc	736
563,357		Gap, Inc	9,239
97,939	*	Hanesbrands, Inc	1,470
545,835	*	Kohl's Corp	23,335
745,263		Limited Brands, Inc	8,921
169,300		Nordstrom, Inc	3,367
451,165		Ross Stores, Inc	17,415
131,562	*	Urban Outfitters, Inc	2,746
		TOTAL APPAREL AND ACCESSORY STORES	84,121

APPAREL AND OTHER TEXTILE PRODUCTS - 0.42%
618,837		Guess ?, Inc	15,954
372,272		Nike, Inc (Class B)	19,276
35,481		Phillips-Van Heusen Corp	1,018
54,766		Polo Ralph Lauren Corp (Class A)	2,932
20,385		VF Corp	1,128
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	40,308

AUTO REPAIR, SERVICES AND PARKING - 0.02%
55,689		Ryder System, Inc	1,555
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,555

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.25%
97,548		Advance Auto Parts	4,047
7,300	*	Autonation, Inc	127
64,022	*	Autozone, Inc	9,673
163,147	*	Carmax, Inc	2,398
68,320	*	Copart, Inc	2,369
138,906	*	O'Reilly Automotive, Inc	5,290

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
14,155		Penske Auto Group, Inc	$236
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	24,140

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.66%
135,373		Fastenal Co	4,490
116,296		Home Depot, Inc	2,748
2,860,996		Lowe's Cos, Inc	55,532
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	62,770

BUSINESS SERVICES - 14.87%
48,846		Aaron Rents, Inc	1,457
1,016,176	*	Activision Blizzard, Inc	12,834
1,560,339	*	Adobe Systems, Inc	44,158
255,526	*	Affiliated Computer Services, Inc (Class A)	11,350
176,892	*	Akamai Technologies, Inc	3,393
188,029	*	Alliance Data Systems Corp	7,745
34,588	*	Amdocs Ltd	742
89,703	*	Ansys, Inc	2,795
162,395	*	Autodesk, Inc	3,082
516,546		Automatic Data Processing, Inc	18,306
364,971	*	BMC Software, Inc	12,332
46,562		Brink's Co	1,352
46,807	*	Brink's Home Security Holdings, Inc	1,325
679,730		CA, Inc	11,848
269,555	*	Cadence Design Systems, Inc	1,590
67,723	*	Cerner Corp	4,218
185,359	*	Citrix Systems, Inc	5,911
299,138	*	Cognizant Technology Solutions Corp (Class A)	7,987
888,261	*	Compuware Corp	6,093
13,100	*	Convergys Corp	122
34,899	*	DST Systems, Inc	1,290
587,930	*	eBay, Inc	10,071
101,119		Equifax, Inc	2,639
171,181	*	Expedia, Inc	2,587
81,772	*	F5 Networks, Inc	2,828
43,065		Factset Research Systems, Inc	2,148
424,924		Fidelity National Information Services, Inc	8,481
159,381	*	Fiserv, Inc	7,284
547,513	*	Google, Inc (Class A)	230,827
106,181	*	HLTH Corp	1,390
48,885	*	IHS, Inc (Class A)	2,438
42,660		IMS Health, Inc	542
17,395		Interactive Data Corp	403
1,281,149	*	Interpublic Group of Cos, Inc	6,470
1,693,769	*	Intuit, Inc	47,697
184,704	*	Iron Mountain, Inc	5,310
833,016	*	Juniper Networks, Inc	19,659
15,334	*	LogMeIn, Inc	245
87,666		Mastercard, Inc (Class A)	14,666
159,098	*	McAfee, Inc	6,712
13,196	*	Medidata Solutions, Inc	216
16,629,237		Microsoft Corp	395,278
80,331	*	Monster Worldwide, Inc	949
192,089		Moody's Corp	5,062

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
758,837	*	NCR Corp	$8,977
321,042	*	Netease.com (ADR)	11,294
167,201	*	NetFlix, Inc	6,912
161,445	*	Novell, Inc	731
202,172	*	Nuance Communications, Inc	2,444
1,863,523		Omnicom Group, Inc	58,850
6,151,499		Oracle Corp	131,765
193,475	*	Red Hat, Inc	3,895
156,452		Robert Half International, Inc	3,695
953,078	*	Salesforce.com, Inc	36,379
124,754	*	Sohu.com, Inc	7,838
85,160	*	Sybase, Inc	2,669
3,618,167	*	Symantec Corp	56,299
280,883	*	Synopsys, Inc	5,480
130,895		Total System Services, Inc	1,753
198,380	*	VeriSign, Inc	3,666
1,234,878		Visa, Inc (Class A)	76,884
559,627	*	VMware, Inc (Class A)	15,261
7,776	*	WebMD Health Corp (Class A)	233
3,163,093	*	Yahoo!, Inc	49,534
		TOTAL BUSINESS SERVICES	1,418,391

CHEMICALS AND ALLIED PRODUCTS - 14.93%
2,212,754		Abbott Laboratories	104,088
6,837	*	Abraxis Bioscience, Inc	252
74,184		Air Products & Chemicals, Inc	4,791
7,861		Albemarle Corp	201
74,174		Alberto-Culver Co	1,886
84,002	*	Alexion Pharmaceuticals, Inc	3,454
1,736,082	*	Amgen, Inc	91,908
21,664		Avery Dennison Corp	556
439,831		Avon Products, Inc	11,339
432,714	*	Biogen Idec, Inc	19,537
102,994	*	BioMarin Pharmaceuticals, Inc	1,608
1,948,556		Bristol-Myers Squibb Co	39,575
146,365		Celanese Corp (Series A)	3,476
1,053,565	*	Celgene Corp	50,403
75,605	*	Cephalon, Inc	4,283
75,626		CF Industries Holdings, Inc	5,607
45,079	*	Charles River Laboratories International, Inc	1,521
72,276		Church & Dwight Co, Inc	3,925
126,308		Clorox Co	7,052
1,655,239		Colgate-Palmolive Co	117,092
118,265	*	Dendreon Corp	2,939
308,751		Du Pont (E.I.) de Nemours & Co	7,910
477,002		Ecolab, Inc	18,598
547,193		Eli Lilly & Co	18,955
113,596		Estee Lauder Cos (Class A)	3,711
63,376		FMC Corp	2,998
285,782	*	Forest Laboratories, Inc	7,176
277,797	*	Genzyme Corp	15,465
2,974,227	*	Gilead Sciences, Inc	139,313
164,412	*	Hospira, Inc	6,333
60,742	*	Idexx Laboratories, Inc	2,806

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
78,257		International Flavors & Fragrances, Inc	$2,561
37,919	*	Inverness Medical Innovations, Inc	1,349
158,501	*	Invitrogen Corp	6,613
2,798,670		Johnson & Johnson	158,965
1,095,686	*	King Pharmaceuticals, Inc	10,551
60,302		Lubrizol Corp	2,853
394,760		Merck & Co, Inc	11,037
1,070,552		Monsanto Co	79,585
264,050		Mosaic Co	11,697
659,402	*	Mylan Laboratories, Inc	8,605
141,486		Nalco Holding Co	2,383
37,914	*	NBTY, Inc	1,066
582,664		Novartis AG. (ADR)	23,767
59,428	*	OSI Pharmaceuticals, Inc	1,678
110,567	*	Pactiv Corp	2,399
81,582		Perrigo Co	2,266
464,591		Pfizer, Inc	6,969
620,592		Praxair, Inc	44,105
2,197,979		Procter & Gamble Co	112,317
69,322		RPM International, Inc	973
2,229,576		Schering-Plough Corp	56,007
45,718		Scotts Miracle-Gro Co (Class A)	1,602
350,702	*	Sepracor, Inc	6,074
88,476		Sherwin-Williams Co	4,756
506,253		Shire Ltd	6,959
568,171		Shire plc (ADR)	23,568
125,012		Sigma-Aldrich Corp	6,196
419,552	*	Solutia, Inc	2,417
1,781,618		Teva Pharmaceutical Industries Ltd (ADR)	87,905
23,893	*	United Therapeutics Corp	1,991
69,622	*	Valeant Pharmaceuticals International	1,791
177,300	*	Vertex Pharmaceuticals, Inc	6,319
86,454	*	Warner Chilcott Ltd (Class A)	1,137
185,442	*	Watson Pharmaceuticals, Inc	6,248
470,159		Wyeth	21,341
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,424,808

COAL MINING - 0.31%
325,803	*	Alpha Natural Resources, Inc	8,559
186,295		Consol Energy, Inc	6,327
69,988		Massey Energy Co	1,368
427,833		Peabody Energy Corp	12,902
		TOTAL COAL MINING	29,156

COMMUNICATIONS - 1.26%
407,266	*	American Tower Corp (Class A)	12,841
776,047		Comcast Corp (Class A)	11,245
107,006	*	Crown Castle International Corp	2,570
38,634	*	CTC Media, Inc	457
1,179,179	*	DIRECTV Group, Inc	29,137
547,378	*	DISH Network Corp (Class A)	8,873
103,062		Embarq Corp	4,335
38,870	*	Equinix, Inc	2,827
140,106		Frontier Communications Corp	1,000

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
82,360		Global Payments, Inc	$3,085
54,216	*	IAC/InterActiveCorp	870
46,309	*	Leap Wireless International, Inc	1,525
259,250	*	MetroPCS Communications, Inc	3,451
75,754	*	NeuStar, Inc (Class A)	1,679
10,454	*	NII Holdings, Inc (Class B)	199
119,926	*	SBA Communications Corp (Class A)	2,943
53,420		Scripps Networks Interactive (Class A)	1,487
2,614,422	*	Sprint Nextel Corp	12,576
221,795		Time Warner Cable, Inc	7,024
247,894	*	Viacom, Inc (Class B)	5,627
785,858		Windstream Corp	6,570
		TOTAL COMMUNICATIONS	120,321

DEPOSITORY INSTITUTIONS - 1.74%
1,758,003		Bank of America Corp	23,206
593,379		Bank of New York Mellon Corp	17,392
6,951		BOK Financial Corp	262
20,532		Capitol Federal Financial	787
23,574		Commerce Bancshares, Inc	750
272,014		Hudson City Bancorp, Inc	3,615
200,226		JPMorgan Chase & Co	6,830
91,358	*	Metavante Technologies, Inc	2,363
246,818		Northern Trust Corp	13,249
271,064		State Street Corp	12,794
9,900		TFS Financial Corp	105
724,474		Wells Fargo & Co	17,576
4,096,936		Western Union Co	67,190
		TOTAL DEPOSITORY INSTITUTIONS	166,119

EATING AND DRINKING PLACES - 2.25%
105,066		Brinker International, Inc	1,789
108,995		Burger King Holdings, Inc	1,882
32,958	*	Chipotle Mexican Grill, Inc (Class A)	2,637
973,507		Darden Restaurants, Inc	32,106
2,144,825		McDonald's Corp	123,306
753,602	*	Starbucks Corp	10,468
184,633		Tim Hortons, Inc	4,531
170,548		Wendy's/Arby's Group, Inc (Class A)	682
1,125,790		Yum! Brands, Inc	37,534
		TOTAL EATING AND DRINKING PLACES	214,935

EDUCATIONAL SERVICES - 0.92%
980,351	*	Apollo Group, Inc (Class A)	69,723
69,162	*	Career Education Corp	1,721
63,696		DeVry, Inc	3,187
96,275	*	ITT Educational Services, Inc	9,692
14,279		Strayer Education, Inc	3,114
		TOTAL EDUCATIONAL SERVICES	87,437

ELECTRIC, GAS, AND SANITARY SERVICES - 1.02%
897,273	*	AES Corp	10,417
105,932		Allegheny Energy, Inc	2,717

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
8,649		American Water Works Co, Inc	$165
193,535	*	Calpine Corp	2,158
302,300		Centerpoint Energy, Inc	3,349
160,602		Constellation Energy Group, Inc	4,269
15,210		DPL, Inc	352
199,345		El Paso Corp	1,840
58,731		Exelon Corp	3,008
55,149		FPL Group, Inc	3,136
17,301		Integrys Energy Group, Inc	519
50,977		ITC Holdings Corp	2,312
246,298	*	NRG Energy, Inc	6,394
102,350		NV Energy, Inc	1,104
20,015		Ormat Technologies, Inc	807
384,898		PPL Corp	12,687
316,589		Public Service Enterprise Group, Inc	10,330
546,991		Republic Services, Inc	13,352
85,956	*	Stericycle, Inc	4,429
60,135	*	Waste Connections, Inc	1,558
452,049		Waste Management, Inc	12,730
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	97,633

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.59%
300,851	*	Advanced Micro Devices, Inc	1,164
566,320		Altera Corp	9,220
110,069		Ametek, Inc	3,806
175,465		Amphenol Corp (Class A)	5,551
1,222,344		Analog Devices, Inc	30,290
1,866,857	*	Apple Computer, Inc	265,895
56,017	*	Avnet, Inc	1,178
5,796		AVX Corp	58
506,748	*	Broadcom Corp (Class A)	12,562
14,906	*	Ciena Corp	154
10,966,272	*	Cisco Systems, Inc	204,410
357,460		Cooper Industries Ltd (Class A)	11,099
91,105	*	Cree, Inc	2,678
142,701	*	Cypress Semiconductor Corp	1,313
53,769	*	Dolby Laboratories, Inc (Class A)	2,005
60,324	*	Energizer Holdings, Inc	3,151
300,587	*	First Solar, Inc	48,731
37,303		Harman International Industries, Inc	701
107,004		Harris Corp	3,035
59,870	*	Integrated Device Technology, Inc	362
9,587,233		Intel Corp	158,669
32,603	*	International Rectifier Corp	483
62,250		Intersil Corp (Class A)	782
115,704	*	JDS Uniphase Corp	662
177,585		L-3 Communications Holdings, Inc	12,321
225,656		Linear Technology Corp	5,269
1,265,762	*	Marvell Technology Group Ltd	14,733
261,845		Maxim Integrated Products, Inc	4,108
230,531	*	MEMC Electronic Materials, Inc	4,106
175,369		Microchip Technology, Inc	3,955
152,819	*	Micron Technology, Inc	773
18,638		Molex, Inc	290

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
150,514		Motorola, Inc	$998
235,105		National Semiconductor Corp	2,951
339,891	*	NetApp, Inc	6,703
60,528	*	Novellus Systems, Inc	1,011
735,096	*	Nvidia Corp	8,299
430,844	*	ON Semiconductor Corp	2,956
121,681	*	QLogic Corp	1,543
3,896,349		Qualcomm, Inc	176,114
107,533	*	Rambus, Inc	1,666
443,962	*	Renewable Energy Corp AS	3,445
637,505	*	Research In Motion Ltd	45,295
46,008	*	Silicon Laboratories, Inc	1,746
97,473	*	Sunpower Corp (Class A)	2,597
17,285		Teleflex, Inc	775
1,312,613		Texas Instruments, Inc	27,959
17,123	*	Thomas & Betts Corp	494
73,441	*	Varian Semiconductor Equipment Associates, Inc	1,762
40,682	*	Vishay Intertechnology, Inc	276
281,399		Xilinx, Inc	5,757
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,105,861

ENGINEERING AND MANAGEMENT SERVICES - 1.37%
1,123,110		Accenture Ltd (Class A)	37,580
97,602	*	Aecom Technology Corp	3,123
144,249	*	Amylin Pharmaceuticals, Inc	1,947
184,142		Fluor Corp	9,445
64,004	*	Genpact Ltd	752
54,020	*	Gen-Probe, Inc	2,322
222,338	*	Hewitt Associates, Inc (Class A)	6,621
308,690	*	Jacobs Engineering Group, Inc	12,993
864,696		KBR, Inc	15,944
613,234	*	McDermott International, Inc	12,455
97,793	*	Myriad Genetics, Inc	3,486
329,680		Paychex, Inc	8,308
157,377	*	SAIC, Inc	2,919
365,477	*	Shaw Group, Inc	10,018
11,507	*	URS Corp	570
87,157	*	VCA Antech, Inc	2,327
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	130,810

FABRICATED METAL PRODUCTS - 0.28%
33,586	*	Alliant Techsystems, Inc	2,766
62,544		Ball Corp	2,825
25,979		Crane Co	580
446,591	*	Crown Holdings, Inc	10,780
193,998		Illinois Tool Works, Inc	7,244
27,940		Pentair, Inc	716
16,148		Snap-On, Inc	464
21,625		Valmont Industries, Inc	1,559
		TOTAL FABRICATED METAL PRODUCTS	26,934

FOOD AND KINDRED PRODUCTS - 4.00%
370,764		Archer Daniels Midland Co	9,925
55,215		Bunge Ltd	3,327

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
136,953		Campbell Soup Co	$4,029
2,224,237		Coca-Cola Co	106,741
268,971		Coca-Cola Enterprises, Inc	4,478
65,473		Flowers Foods, Inc	1,430
177,452		General Mills, Inc	9,941
260,997		H.J. Heinz Co	9,318
71,586	*	Hansen Natural Corp	2,206
91,965		Hershey Co	3,311
7,016		Hormel Foods Corp	242
772,907		Kellogg Co	35,994
133,438		McCormick & Co, Inc	4,341
22,100	*	Mead Johnson Nutrition Co	702
6,517		Molson Coors Brewing Co (Class B)	276
115,264		Pepsi Bottling Group, Inc	3,901
3,275,341		PepsiCo, Inc	180,013
176,865		Sara Lee Corp	1,726
9,600	*	Smithfield Foods, Inc	134
		TOTAL FOOD AND KINDRED PRODUCTS	382,035

FOOD STORES - 0.28%
1,073,923		Kroger Co	23,680
28,392	*	Panera Bread Co (Class A)	1,416
97,064	*	Whole Foods Market, Inc	1,842
		TOTAL FOOD STORES	26,938

FORESTRY - 0.01%
36,629		Rayonier, Inc	1,331
		TOTAL FORESTRY	1,331

FURNITURE AND FIXTURES - 0.05%
25,675		Hill-Rom Holdings, Inc	416
23,136	*	Kinetic Concepts, Inc	631
99,727		Leggett & Platt, Inc	1,519
173,482		Masco Corp	1,662
		TOTAL FURNITURE AND FIXTURES	4,228

FURNITURE AND HOME FURNISHINGS STORES - 0.73%
1,345,685	*	Bed Bath & Beyond, Inc	41,380
735,350		Best Buy Co, Inc	24,627
148,257	*	GameStop Corp (Class A)	3,263
16,766		RadioShack Corp	234
39,068		Williams-Sonoma, Inc	464
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	69,968

GENERAL BUILDING CONTRACTORS - 0.08%
5,800		KB Home	79
14,659		MDC Holdings, Inc	441
10,027	*	NVR, Inc	5,038
44,989		Pulte Homes, Inc	397
56,507		Walter Industries, Inc	2,048
		TOTAL GENERAL BUILDING CONTRACTORS	8,003

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
GENERAL MERCHANDISE STORES - 2.95%
226,506	*	Big Lots, Inc	$4,763
9,862	*	BJ's Wholesale Club, Inc	318
447,022		Costco Wholesale Corp	20,429
143,609		Family Dollar Stores, Inc	4,064
666,477		Macy's, Inc	7,838
775,080		Target Corp	30,592
1,776,714		TJX Companies, Inc	55,895
3,254,380		Wal-Mart Stores, Inc	157,643
		TOTAL GENERAL MERCHANDISE STORES	281,542

HEALTH SERVICES - 1.68%
496,815		AmerisourceBergen Corp	8,813
46,859	*	Community Health Systems, Inc	1,183
65,507	*	Covance, Inc	3,223
47,050	*	Coventry Health Care, Inc	880
105,815	*	DaVita, Inc	5,234
57,323	*	Edwards Lifesciences Corp	3,900
872,470	*	Express Scripts, Inc	59,983
252,930	*	Health Management Associates, Inc (Class A)	1,249
110,643	*	Laboratory Corp of America Holdings	7,500
311,628	*	Lincare Holdings, Inc	7,329
352,482		McKesson Corp	15,509
583,919	*	Medco Health Solutions, Inc	26,633
213,123		Omnicare, Inc	5,490
17,447	*	Pediatrix Medical Group, Inc	735
108,162		Pharmaceutical Product Development, Inc	2,512
159,106		Quest Diagnostics, Inc	8,978
334,305	*	Tenet Healthcare Corp	943
3,419		Universal Health Services, Inc (Class B)	167
		TOTAL HEALTH SERVICES	160,261

HOLDING AND OTHER INVESTMENT OFFICES - 1.33%
113,347	*	Affiliated Managers Group, Inc	6,596
10,305		Alexandria Real Estate Equities, Inc	369
77,977		Digital Realty Trust, Inc	2,795
13		Duke Realty Corp	0^
10,762		Federal Realty Investment Trust	554
109,869		HCP, Inc	2,328
57,302		Health Care REIT, Inc	1,954
2,270,750		iShares Russell 1000 Growth Index Fund	93,170
79,270		Nationwide Health Properties, Inc	2,040
55,543		Plum Creek Timber Co, Inc	1,654
137,640		Public Storage, Inc	9,013
104,733		Simon Property Group, Inc	5,386
64,003		WABCO Holdings, Inc	1,133
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	126,992

HOTELS AND OTHER LODGING PLACES - 0.14%
11,046		Choice Hotels International, Inc	294
536,094	*	Las Vegas Sands Corp	4,214
145,361		Marriott International, Inc (Class A)	3,208
93,435	*	MGM Mirage	597
344,555	*	Orient-Express Hotels Ltd (Class A)	2,925

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
31,225		Starwood Hotels & Resorts Worldwide, Inc	$693
86,764		Wyndham Worldwide Corp	1,052
		TOTAL HOTELS AND OTHER LODGING PLACES	12,983

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.47%
223,543	*	AGCO Corp	6,498
762,505		Applied Materials, Inc	8,365
2,343,477	*	Brocade Communications Systems, Inc	18,326
17,313		Bucyrus International, Inc (Class A)	494
17,071		Carlisle Cos, Inc	410
311,058		Caterpillar, Inc	10,277
184,718		Cummins, Inc	6,504
322,710		Deere & Co	12,892
1,764,544	*	Dell, Inc	24,227
59,348		Diebold, Inc	1,564
79,472		Donaldson Co, Inc	2,753
423,161		Dover Corp	14,003
82,824	*	Dresser-Rand Group, Inc	2,162
219,803	*	EMC Corp	2,879
123,807		Flowserve Corp	8,643
125,772	*	FMC Technologies, Inc	4,726
31,674		Graco, Inc	697
3,411,890		Hewlett-Packard Co	131,870
53,269		IDEX Corp	1,309
2,045,168		International Business Machines Corp	213,556
2,014,783		International Game Technology	32,035
21,449		ITT Industries, Inc	954
730,020		Jabil Circuit, Inc	5,417
337,104		Johnson Controls, Inc	7,322
302,222		Joy Global, Inc	10,795
129,444	*	Lam Research Corp	3,366
44,758		Lennox International, Inc	1,437
82,424	*	Micros Systems, Inc	2,087
308,391		Northrop Grumman Corp	14,088
119,570		Pall Corp	3,176
639,570		Raytheon Co	28,417
111,978	*	SanDisk Corp	1,645
65,807	*	Scientific Games Corp (Class A)	1,038
453,641		Seagate Technology, Inc	4,745
108,879	*,m	Seagate Technology, Inc (Escrow)	–	^
144,244	*	Teradata Corp	3,380
247,651	*	Terex Corp	2,989
34,796		Toro Co	1,040
128,353	*	Varian Medical Systems, Inc	4,510
583,942	*	Western Digital Corp	15,474
56,421	*	Zebra Technologies Corp (Class A)	1,335
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	617,405

INSTRUMENTS AND RELATED PRODUCTS - 4.57%
351,408	*	Agilent Technologies, Inc	7,137
214,256		Alcon, Inc	24,879
646,738		Allergan, Inc	30,772
101,669		Bard (C.R.), Inc	7,569
1,106,742		Baxter International, Inc	58,613

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
74,405		Beckman Coulter, Inc	$4,252
246,720		Becton Dickinson & Co	17,594
19,673	*	Bio-Rad Laboratories, Inc (Class A)	1,485
1,682,973	*	Boston Scientific Corp	17,065
167,021		Danaher Corp	10,312
152,140		Dentsply International, Inc	4,643
1,374,607		Emerson Electric Co	44,537
153,869	*	Flir Systems, Inc	3,471
95,142		Garmin Ltd	2,266
26,990		Hillenbrand, Inc	449
27,054	*	Hologic, Inc	385
734,538	*	Illumina, Inc	28,604
39,019	*	Intuitive Surgical, Inc	6,386
37,825	*	Itron, Inc	2,083
1,152,764		Medtronic, Inc	40,221
34,813	*	Mettler-Toledo International, Inc	2,686
57,034	*	Millipore Corp	4,004
55,236		National Instruments Corp	1,246
30,602		PerkinElmer, Inc	532
77,544	*	Resmed, Inc	3,158
14,637		Rockwell Automation, Inc	470
664,203		Rockwell Collins, Inc	27,717
556,936		Roper Industries, Inc	25,235
356,873	*	St. Jude Medical, Inc	14,667
348,521		Stryker Corp	13,850
39,180		Techne Corp	2,500
1,027,110	*	Teradyne, Inc	7,046
317,652	*	Thermo Electron Corp	12,951
120,014	*	Trimble Navigation Ltd	2,356
98,291	*	Waters Corp	5,059
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	436,200

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
95,151		Arthur J. Gallagher & Co	2,030
87,721		Brown & Brown, Inc	1,748
40,168		Marsh & McLennan Cos, Inc	809
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,587

INSURANCE CARRIERS - 1.53%
209,219		ACE Ltd	9,254
522,062		Aetna, Inc	13,078
1,145,408		Aflac, Inc	35,610
396,015		Axis Capital Holdings Ltd	10,368
203,865		Cigna Corp	4,911
12,796		CNA Financial Corp	198
17,160		Endurance Specialty Holdings Ltd	503
21,131		Erie Indemnity Co (Class A)	756
35,438		Fidelity National Title Group, Inc (Class A)	479
200,431		Genworth Financial, Inc (Class A)	1,401
4,013		Hanover Insurance Group, Inc	153
63,779	*	Humana, Inc	2,058
69,690		Leucadia National Corp	1,470
85,376		Lincoln National Corp	1,469
3,700		Odyssey Re Holdings Corp	148

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
90,413		PartnerRe Ltd	$5,872
863,173		Principal Financial Group	16,262
71,260		Progressive Corp	1,077
356,027		Prudential Financial, Inc	13,251
8,126		Reinsurance Group of America, Inc (Class A)	284
270,395		UnitedHealth Group, Inc	6,754
13,950		Validus Holdings Ltd	307
45,149		W.R. Berkley Corp	969
367,898	*	WellPoint, Inc	18,722
		TOTAL INSURANCE CARRIERS	145,354

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
14,997	*	Corrections Corp of America	255
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	255

LEATHER AND LEATHER PRODUCTS - 0.79%
2,788,986		Coach, Inc	74,968
		TOTAL LEATHER AND LEATHER PRODUCTS	74,968

LEGAL SERVICES - 0.03%
52,564	*	FTI Consulting, Inc	2,666
		TOTAL LEGAL SERVICES	2,666

METAL MINING - 0.77%
267,509		Anglo American plc	7,761
165,212		Barrick Gold Corp	5,543
85,770		Cleveland-Cliffs, Inc	2,099
592,703		Companhia Vale do Rio Doce (ADR)	10,449
47,836		Foundation Coal Holdings, Inc	1,345
462,948		Freeport-McMoRan Copper & Gold, Inc (Class B)	23,199
492,588		Newmont Mining Corp	20,132
10,633		Royal Gold, Inc	443
134,460		Southern Copper Corp	2,748
		TOTAL METAL MINING	73,719

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
9,269		Armstrong World Industries, Inc	153
225,366		Hasbro, Inc	5,463
38,704	*	Intrepid Potash, Inc	1,087
486,560	*	Jarden Corp	9,123
284,939		Mattel, Inc	4,573
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	20,399

MISCELLANEOUS RETAIL - 2.53%
1,160,537	*	Amazon.com, Inc	97,091
8,012		Barnes & Noble, Inc	165
2,506,671		CVS Corp	79,888
88,630	*	Dick's Sporting Goods, Inc	1,524
89,550	*	Dollar Tree, Inc	3,770
49,913	*	Marvel Entertainment, Inc	1,776
43,005		MSC Industrial Direct Co (Class A)	1,526
67,687	*	Office Depot, Inc	309
126,929		Petsmart, Inc	2,724

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
42,675	*	Priceline.com, Inc	$4,760
736,694		Staples, Inc	14,859
119,304		Tiffany & Co	3,026
1,021,529		Walgreen Co	30,033
		TOTAL MISCELLANEOUS RETAIL	241,451

MOTION PICTURES - 0.25%
267,847	*	Discovery Communications, Inc (Class C)	5,499
71,696	*	Macrovision Solutions Corp	1,564
599,271		News Corp (Class A)	5,459
42,281		Regal Entertainment Group (Class A)	562
372,660		Time Warner, Inc	9,388
152,562	*	tw telecom inc (Class A)	1,567
		TOTAL MOTION PICTURES	24,039

NONDEPOSITORY INSTITUTIONS - 0.28%
711,461		American Express Co	16,534
33,889	*	AmeriCredit Corp	459
133,846		Capital One Financial Corp	2,929
38,541		CapitalSource, Inc	188
39,600		CIT Group, Inc	85
216,245	*	Companhia Brasileira de Meios de Pagamento	1,860
214,194		GLG Partners, Inc	876
97,864		Lender Processing Services, Inc	2,717
111,897	*	SLM Corp	1,149
2,300		Student Loan Corp	86
		TOTAL NONDEPOSITORY INSTITUTIONS	26,883

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
17,901		Compass Minerals International, Inc	983
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	983

OIL AND GAS EXTRACTION - 4.06%
609,464		Apache Corp	43,973
49,064	*	Atwood Oceanics, Inc	1,222
249,412		Baker Hughes, Inc	9,089
445,016	*	Cameron International Corp	12,594
28,543	*	CNX Gas Corp	750
3,844	*	Comstock Resources, Inc	127
245,774	*	Concho Resources, Inc	7,051
15,556	*	Continental Resources, Inc	432
176,056		Crescent Point Energy Trust	5,195
738,054	*	Denbury Resources, Inc	10,872
181,456		Diamond Offshore Drilling, Inc	15,070
41,071		ENSCO International, Inc	1,432
134,037		Equitable Resources, Inc	4,679
125,592	*	EXCO Resources, Inc	1,623
34,700	*	Exterran Holdings, Inc	557
42,156	*	Forest Oil Corp	629
33,635		Helmerich & Payne, Inc	1,038
80,740	*	Mariner Energy, Inc	949
379,705	*	National Oilwell Varco, Inc	12,401
1,105,263		Occidental Petroleum Corp	72,737

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
53,758	*	Oceaneering International, Inc	$2,430
26,610		Patterson-UTI Energy, Inc	342
281,664	*	PetroHawk Energy Corp	6,281
479,316		Petroleo Brasileiro S.A. (ADR)	19,642
66,598	*	Plains Exploration & Production Co	1,822
83,139	*	Pride International, Inc	2,083
121,234	*	Quicksilver Resources, Inc	1,126
463,802		Range Resources Corp	19,206
20,427		Rowan Cos, Inc	395
1,815,237		Schlumberger Ltd	98,223
133,598		Smith International, Inc	3,440
351,993	*	Southwestern Energy Co	13,675
20,351		St. Mary Land & Exploration Co	425
405,930		XTO Energy, Inc	15,482
		TOTAL OIL AND GAS EXTRACTION	386,992

PAPER AND ALLIED PRODUCTS - 0.42%
90,744		Greif, Inc (Class A)	4,013
679,784		Kimberly-Clark Corp	35,641
11,860		Packaging Corp of America	192
		TOTAL PAPER AND ALLIED PRODUCTS	39,846

PERSONAL SERVICES - 0.07%
24,361		Cintas Corp	557
347,721		H&R Block, Inc	5,991
5,012		Weight Watchers International, Inc	129
		TOTAL PERSONAL SERVICES	6,677

PETROLEUM AND COAL PRODUCTS - 1.10%
5,772		Ashland, Inc	162
1,297,492	c	Exxon Mobil Corp	90,707
86,410		Frontier Oil Corp	1,133
42,325		Holly Corp	761
369,800		Suncor Energy, Inc	11,220
57,588		Tesoro Corp	733
		TOTAL PETROLEUM AND COAL PRODUCTS	104,716

PRIMARY METAL INDUSTRIES - 0.62%
464,474		Alcoa, Inc	4,798
2,137,044		Corning, Inc	34,321
10,460		Hubbell, Inc (Class B)	335
143,453		Precision Castparts Corp	10,477
17,240		Schnitzer Steel Industries, Inc (Class A)	911
65,605		Vallourec	7,964
		TOTAL PRIMARY METAL INDUSTRIES	58,806
PRINTING AND PUBLISHING - 0.36%
248,979		Dun & Bradstreet Corp	20,220
42,556		John Wiley & Sons, Inc (Class A)	1,415
322,090		McGraw-Hill Cos, Inc	9,698
102,477	*	MSCI, Inc (Class A)	2,505
14,400		New York Times Co (Class A)	79
54,089		R.R. Donnelley & Sons Co	629
		TOTAL PRINTING AND PUBLISHING	34,546

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
RAILROAD TRANSPORTATION - 0.58%
330,518		CSX Corp	$11,446
150,038	*	Kansas City Southern Industries, Inc	2,417
331,658		Norfolk Southern Corp	12,494
559,172		Union Pacific Corp	29,110
		TOTAL RAILROAD TRANSPORTATION	55,467

REAL ESTATE - 0.05%
231,487	*	CB Richard Ellis Group, Inc (Class A)	2,167
94,676	*	St. Joe Co	2,508
		TOTAL REAL ESTATE	4,675

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
247,627	*	Goodyear Tire & Rubber Co	2,788
46,220		Newell Rubbermaid, Inc	481
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,269

SECURITY AND COMMODITY BROKERS - 1.99%
17,806		Ameriprise Financial, Inc	432
57,320		BlackRock, Inc	10,055
91,918		Broadridge Financial Solutions, Inc	1,524
978,024		Charles Schwab Corp	17,154
3,997		CME Group, Inc	1,244
119,425		Eaton Vance Corp	3,195
83,695		Federated Investors, Inc (Class B)	2,016
71,087		Franklin Resources, Inc	5,119
577,188		Goldman Sachs Group, Inc	85,100
20,991		Greenhill & Co, Inc	1,516
74,571	*	IntercontinentalExchange, Inc	8,519
503,768		Invesco Ltd	8,977
6,282	*	Investment Technology Group, Inc	128
150,223		Janus Capital Group, Inc	1,713
89,917	*	Jefferies Group, Inc	1,918
78,294		Lazard Ltd (Class A)	2,108
525,411		Morgan Stanley	14,979
20,051	*	Morningstar, Inc	827
63,162	*	Nasdaq Stock Market, Inc	1,346
71,454		NYSE Euronext	1,947
127,570		SEI Investments Co	2,301
261,614		T Rowe Price Group, Inc	10,901
267,765	*	TD Ameritrade Holding Corp	4,697
88,641		Waddell & Reed Financial, Inc (Class A)	2,337
		TOTAL SECURITY AND COMMODITY BROKERS	190,053

STONE, CLAY, AND GLASS PRODUCTS - 0.64%
715,214		3M Co	42,984
44,603		Eagle Materials, Inc	1,126
139,280		Gentex Corp	1,616
18,613		Martin Marietta Materials, Inc	1,468
44,663	*	Owens Corning, Inc	571
480,178	*	Owens-Illinois, Inc	13,450
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	61,215

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

			VALUE
SHARES		COMPANY	(000)
TOBACCO PRODUCTS - 1.96%
3,322,728		Altria Group, Inc	$54,460
230,266		Lorillard, Inc	15,605
2,682,096		Philip Morris International, Inc	116,993
		TOTAL TOBACCO PRODUCTS	187,058

TRANSPORTATION BY AIR - 0.10%
291,790	*	AMR Corp	1,173
135,740	*	Continental Airlines, Inc (Class B)	1,203
30,857		Copa Holdings S.A. (Class A)	1,260
804,174	*	Delta Air Lines, Inc	4,656
236,438		Southwest Airlines Co	1,591
		TOTAL TRANSPORTATION BY AIR	9,883

TRANSPORTATION EQUIPMENT - 2.37%
49,287	*	BE Aerospace, Inc	708
707,271		Boeing Co	30,058
8,600	*	Federal Mogul Corp (Class A)	81
142,503		General Dynamics Corp	7,893
264,269		Goodrich Corp	13,206
62,823		Harsco Corp	1,778
1,276,977		Honeywell International, Inc	40,097
572,476		Lockheed Martin Corp	46,170
64,219	*	Navistar International Corp	2,799
346,589		Paccar, Inc	11,268
188,183	*	Spirit Aerosystems Holdings, Inc (Class A)	2,586
18,973		Thor Industries, Inc	349
40,619	*	TransDigm Group, Inc	1,470
12,800	*	TRW Automotive Holdings Corp	145
1,267,503		United Technologies Corp	65,859
48,935		Westinghouse Air Brake Technologies Corp	1,574
		TOTAL TRANSPORTATION EQUIPMENT	226,041

TRANSPORTATION SERVICES - 0.36%
173,570		CH Robinson Worldwide, Inc	9,052
700,777		Expeditors International Washington, Inc	23,364
20,753		GATX Corp	534
95,029		UTI Worldwide, Inc	1,083
		TOTAL TRANSPORTATION SERVICES	34,033

TRUCKING AND WAREHOUSING - 0.43%
15,649		Con-way, Inc	553
89,457		J.B. Hunt Transport Services, Inc	2,731
53,082		Landstar System, Inc	1,906
712,382		United Parcel Service, Inc (Class B)	35,612
		TOTAL TRUCKING AND WAREHOUSING	40,802

WATER TRANSPORTATION - 0.07%
203,726		Carnival Corp	5,250
13,375	*	Kirby Corp	425
47,391		Royal Caribbean Cruises Ltd	642
20,913		Teekay Corp	440
		TOTAL WATER TRANSPORTATION	6,757

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

				MAURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
WHOLESALE TRADE-DURABLE GOODS - 0.16%
50,748	*	Arrow Electronics, Inc			$1,078
110,762		BorgWarner, Inc			3,783
143,616	*	LKQ Corp			2,362
109,217	*	Patterson Cos, Inc			2,370
64,519		W.W. Grainger, Inc			5,283
22,726	*	WESCO International, Inc			569
		TOTAL WHOLESALE TRADE-DURABLE GOODS			15,445

WHOLESALE TRADE-NONDURABLE GOODS - 0.50%
63,957		Allscripts Healthcare Solutions, Inc			1,014
76,828		Brown-Forman Corp (Class B)			3,302
601,851	*	Dean Foods Co			11,550
200,628	*	Endo Pharmaceuticals Holdings, Inc			3,595
30,591	*	Green Mountain Coffee Roasters, Inc			1,809
92,340	*	Henry Schein, Inc			4,428
63,961		Herbalife Ltd			2,017
604,164		Sysco Corp			13,581
258,712		Terra Industries, Inc			6,266
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			47,562

		TOTAL COMMON STOCKS			9,340,354
		(Cost $10,045,457)

RIGHTS / WARRANTS - 0.01%
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.01%
153,090		Renewable Energy Corp AS.			548
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			548

		TOTAL RIGHTS / WARRANTS			548
		(Cost $2,719)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.23%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.58%
$57,500,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/09	57,500
10,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/21/09	10,499
33,200,000		FHLMC	0.000	11/02/09	33,174
30,000,000		FHLMC	0.000	08/24/09	29,993
13,900,000		Federal National Mortgage Association (FNMA)	0.000	08/12/09	13,896
5,735,000		FNMA	0.000	08/10/09	5,733
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			150,795

U.S. TREASURY BILLS - 0.65%
12,100,000		United States Treasury Bill	0.000	10/08/09	12,094
50,000,000		United States Treasury Bill	0.000	11/19/09	49,950
		TOTAL U.S. TREASURY BILLS			62,044

		TOTAL SHORT-TERM INVESTMENTS			212,839
		(Cost $212,834)

COLLEGE RETIREMENT EQUITIES FUND - CREF Growth Account

		VALUE
		(000)
	TOTAL PORTFOLIO - 100.13%	$9,553,741
	(Cost $10,261,010)

	OTHER ASSETS AND LIABILITIES, NET - (0.13)%	(12,391)

	NET ASSETS - 100.00%	$9,541,350

	The following abbreviations are used in portfolio descriptions:
	ADR - American Depositary Receipt
	plc - Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $13,107,880.
m	Indicates a security that has been deemed illiquid.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

CREF GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$9,112,029,137	95.38%
TOTAL DOMESTIC	9,112,029,137	95.38

FOREIGN
BERMUDA	306,621	0.00
BRAZIL	31,951,242	0.34
CANADA	71,782,942	0.75
CHINA	19,132,552	0.20
FRANCE	7,963,695	0.08
GUERNSEY, C.I.	741,913	0.01
ISRAEL	87,905,032	0.92
JAPAN	12,308,929	0.13
NORWAY	4,432,675	0.05
PANAMA	1,259,583	0.01
SWITZERLAND	165,639,299	1.73
UNITED KINGDOM	38,287,770	0.40
TOTAL FOREIGN	441,712,253	4.62
TOTAL PORTFOLIO	$9,553,741,390	100.00%

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
CREF EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.44%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
31,603	*	Chiquita Brands International, Inc	$324
2,482		Griffin Land & Nurseries, Inc (Class A)	78
		TOTAL AGRICULTURAL PRODUCTION-CROPS	402

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,480		Cal-Maine Foods, Inc	237
269		Seaboard Corp	301
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	538

AGRICULTURAL SERVICES - 0.00%**
8,402	*	Cadiz, Inc	81
7,129		Calavo Growers, Inc	141
		TOTAL AGRICULTURAL SERVICES	222

AMUSEMENT AND RECREATION SERVICES - 0.60%
41,654	*	Bally Technologies, Inc	1,246
6,588		Churchill Downs, Inc	222
9,373		Dover Downs Gaming & Entertainment, Inc	44
247,047	*	Electronic Arts, Inc	5,366
24,089		International Speedway Corp (Class A)	617
14,530	*	Lakes Entertainment, Inc	42
30,709	*	Life Time Fitness, Inc	614
64,272	*	Live Nation, Inc	313
20,438	*	Multimedia Games, Inc	101
51,327	*	Penn National Gaming, Inc	1,495
48,180	*	Pinnacle Entertainment, Inc	448
9,984		Speedway Motorsports, Inc	137
26,504	*	Ticketmaster	170
11,514	*	Town Sports International Holdings, Inc	43
1,428,469		Walt Disney Co	33,327
39,735	*	Warner Music Group Corp	232
32,786	*	WMS Industries, Inc	1,033
22,569		World Wrestling Entertainment, Inc (Class A)	283
22,701	*	Youbet.com, Inc	75
		TOTAL AMUSEMENT AND RECREATION SERVICES	45,808

APPAREL AND ACCESSORY STORES - 0.59%
67,218		Abercrombie & Fitch Co (Class A)	1,707
50,961	*	Aeropostale, Inc	1,746
23,623	*	American Apparel, Inc	86
130,540		American Eagle Outfitters, Inc	1,850
47,813	*	AnnTaylor Stores Corp	382

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,033		Bebe Stores, Inc	$158
32,106		Brown Shoe Co, Inc	232
19,480		Buckle, Inc	619
43,571	*	Carter's, Inc	1,072
21,208		Cato Corp (Class A)	370
18,007	*	Charlotte Russe Holding, Inc	232
84,814	*	Charming Shoppes, Inc	316
136,751	*	Chico's FAS, Inc	1,331
17,847	*	Children's Place Retail Stores, Inc	472
27,159		Christopher & Banks Corp	182
12,866	*	Citi Trends, Inc	333
48,995	*	Collective Brands, Inc	714
3,762	*	Destination Maternity Corp	63
33,313	*	Dress Barn, Inc	476
12,248	*	DSW, Inc (Class A)	121
34,177		Finish Line, Inc (Class A)	254
119,112		Foot Locker, Inc	1,247
369,177		Gap, Inc	6,055
72,404	*	Hanesbrands, Inc	1,087
31,627	*	Hot Topic, Inc	231
40,087	*	J Crew Group, Inc	1,083
14,743	*	JOS A Bank Clothiers, Inc	508
233,601	*	Kohl's Corp	9,985
204,693		Limited Brands, Inc	2,450
15,006	*	New York & Co, Inc	46
126,477		Nordstrom, Inc	2,516
49,497	*	Pacific Sunwear Of California, Inc	167
97,153		Ross Stores, Inc	3,750
5,056	*	Shoe Carnival, Inc	60
30,798		Stage Stores, Inc	342
4,598	*	Syms Corp	35
24,891		Talbots, Inc	134
17,529	*	Tween Brands, Inc	117
25,346	*	Under Armour, Inc (Class A)	567
98,352	*	Urban Outfitters, Inc	2,053
73,584	*	Wet Seal, Inc (Class A)	226
		TOTAL APPAREL AND ACCESSORY STORES	45,375

APPAREL AND OTHER TEXTILE PRODUCTS - 0.35%
9,339		Columbia Sportswear Co	289
9,368	*	G-III Apparel Group Ltd	108
43,320		Guess ?, Inc	1,117
22,405	*	Gymboree Corp	795
66,643		Jones Apparel Group, Inc	715
80,414		Liz Claiborne, Inc	232
31,095	*	Lululemon Athletica, Inc	405
13,600	*	Maidenform Brands, Inc	156
276,536		Nike, Inc (Class B)	14,318
39,553		Phillips-Van Heusen Corp	1,135
42,391		Polo Ralph Lauren Corp (Class A)	2,270
105,727	*	Quiksilver, Inc	196
19,300	*	True Religion Apparel, Inc	430
68,615		VF Corp	3,797
35,032	*	Warnaco Group, Inc	1,135

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	$27,098

AUTO REPAIR, SERVICES AND PARKING - 0.05%
7,541	*	Amerco, Inc	280
19,858	*	Dollar Thrifty Automotive Group, Inc	277
142,929	*	Hertz Global Holdings, Inc	1,142
10,010	*	Midas, Inc	105
12,456		Monro Muffler, Inc	320
43,349		Ryder System, Inc	1,210
7,402	*	Standard Parking Corp	121
28,100	*	Wright Express Corp	716
		TOTAL AUTO REPAIR, SERVICES AND PARKING	4,171

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
72,507		Advance Auto Parts	3,008
6,968	*	America's Car-Mart, Inc	143
27,020		Asbury Automotive Group, Inc	277
55,689	*	Autonation, Inc	966
24,580	*	Autozone, Inc	3,714
168,907	*	Carmax, Inc	2,483
50,728	*	Copart, Inc	1,759
13,017	*	Lithia Motors, Inc (Class A)	120
103,720	*	O'Reilly Automotive, Inc	3,950
29,308		Penske Auto Group, Inc	488
21,664	*	Rush Enterprises, Inc (Class A)	252
21,187		Sonic Automotive, Inc (Class A)	215
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	17,375

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
9,000	*	Builders FirstSource, Inc	37
101,159		Fastenal Co	3,356
1,305,611		Home Depot, Inc	30,851
1,134,509		Lowe's Cos, Inc	22,021
10,841	*	Lumber Liquidators, Inc	171
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	56,436

BUSINESS SERVICES - 7.88%
301,109	*	3Com Corp	1,418
10,702	*	3D Systems Corp	77
36,649		Aaron Rents, Inc	1,093
34,759		ABM Industries, Inc	628
24,912	*	Acacia Research (Acacia Technologies)	196
27,282	*	ACI Worldwide, Inc	381
35,015	*	ActivIdentity Corp	89
428,781	*	Activision Blizzard, Inc	5,416
40,528	*	Actuate Corp	194
52,067		Acxiom Corp	460
16,355		Administaff, Inc	381
401,566	*	Adobe Systems, Inc	11,364
12,368	*	Advent Software, Inc	406
70,531	*	Affiliated Computer Services, Inc (Class A)	3,133
39,824		Aircastle Ltd	293
132,322	*	Akamai Technologies, Inc	2,538
44,569	*	Alliance Data Systems Corp	1,836

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
149,614	*	Amdocs Ltd	$3,209
26,021	*	American Reprographics Co	216
15,720		American Software, Inc (Class A)	91
25,829	*	AMICAS, Inc	72
23,326	*	AMN Healthcare Services, Inc	149
67,294	*	Ansys, Inc	2,097
20,202	*	APAC Customer Services, Inc	104
22,243		Arbitron, Inc	353
14,183	*	ArcSight, Inc	252
68,046	*	Ariba, Inc	670
99,812	*	Art Technology Group, Inc	379
11,658	*	Asset Acceptance Capital Corp	90
25,682	*	athenahealth, Inc	950
174,292	*	Autodesk, Inc	3,308
386,827		Automatic Data Processing, Inc	13,709
80,768	*	Avis Budget Group, Inc	456
35,025	*	Avocent Corp	489
10,858	*	Bankrate, Inc	274
6,166		Barrett Business Services, Inc	65
36,447		BGC Partners, Inc (Class A)	138
31,258		Blackbaud, Inc	486
24,220	*	Blackboard, Inc	699
30,392	*	Blue Coat Systems, Inc	503
141,683	*	BMC Software, Inc	4,787
19,249	*	Bottomline Technologies, Inc	173
60,273	*	BPZ Energy, Inc	294
37,869		Brady Corp (Class A)	951
34,910		Brink's Co	1,013
35,022	*	Brink's Home Security Holdings, Inc	991
303,336		CA, Inc	5,287
23,036	*	CACI International, Inc (Class A)	984
201,713	*	Cadence Design Systems, Inc	1,190
5,462	*	CAI International, Inc	28
21,031	*	Callidus Software, Inc	60
11,193	*	Capella Education Co	671
26,113	*	Cavium Networks, Inc	439
41,673	*	CBIZ, Inc	297
51,298	*	Cerner Corp	3,195
22,101	*	Chordiant Software, Inc	80
52,926	*	Ciber, Inc	164
138,618	*	Citrix Systems, Inc	4,421
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	149
7,443	*	Clinical Data, Inc	82
35,274	*	Cogent Communications Group, Inc	287
30,867	*	Cogent, Inc	331
32,766		Cognex Corp	463
223,679	*	Cognizant Technology Solutions Corp (Class A)	5,972
30,771	*	Commvault Systems, Inc	510
14,638		Compass Diversified Trust	118
15,742	*	Compellent Technologies, Inc	240
9,637		Computer Programs & Systems, Inc	369
115,456	*	Computer Sciences Corp	5,115
11,045	*	Computer Task Group, Inc	67
186,043	*	Compuware Corp	1,276

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,985	*	COMSYS IT Partners, Inc	$70
31,023	*	Concur Technologies, Inc	964
18,777	*	Constant Contact, Inc	373
76,174	*	Convergys Corp	707
14,866	*	CoStar Group, Inc	593
29,162	*	CSG Systems International, Inc	386
55,466	*	Cybersource Corp	849
36,402	*	Data Domain, Inc	1,214
30,663	*	DealerTrack Holdings, Inc	521
13,498	*	Deltek, Inc	59
37,676		Deluxe Corp	483
11,372	*	Dice Holdings, Inc	53
29,296	*	Digital River, Inc	1,064
24,156	*	DivX, Inc	133
12,741	*	Double-Take Software, Inc	110
29,407	*	DST Systems, Inc	1,087
6,729	*	Dynamics Research Corp	67
18,300	*	DynCorp International, Inc (Class A)	307
82,942	*	Earthlink, Inc	615
857,084	*	eBay, Inc	14,682
4,491	*	Ebix, Inc	141
24,998	*	Echelon Corp	212
42,934	*	Eclipsys Corp	763
11,677		Electro Rent Corp	111
39,428	*	Electronics for Imaging, Inc	420
5,263	*	eLoyalty Corp	41
45,086	*	Entrust, Inc	82
42,487	*	Epicor Software Corp	225
25,591	*	EPIQ Systems, Inc	393
97,623		Equifax, Inc	2,548
98,710	*	Evergreen Energy, Inc	97
13,663	*	ExlService Holdings, Inc	153
140,851	*	Expedia, Inc	2,128
60,565	*	F5 Networks, Inc	2,095
32,751		Factset Research Systems, Inc	1,633
36,812		Fair Isaac Corp	569
22,225	*	FalconStor Software, Inc	106
147,053		Fidelity National Information Services, Inc	2,935
5,700	*	First Advantage Corp (Class A)	87
119,266	*	Fiserv, Inc	5,451
11,266	*	Forrester Research, Inc	277
43,182	*	Gartner, Inc	659
31,343	*	Global Cash Access, Inc	249
12,411	*	Global Sources Ltd	89
184,200	*	Google, Inc (Class A)	77,657
12,334	*	GSE Systems, Inc	83
21,180	*	H&E Equipment Services, Inc	198
30,102	*	Hackett Group, Inc	70
33,142		Healthcare Services Group	593
28,656		Heartland Payment Systems, Inc	274
3,513	*	HeartWare International, Inc	98
14,300		Heidrick & Struggles International, Inc	261
80,358	*	HLTH Corp	1,053
20,618	*	HMS Holdings Corp	840

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,436	*	i2 Technologies, Inc	$131
4,942	*	ICT Group, Inc	43
12,987		iGate Corp	86
36,562	*	IHS, Inc (Class A)	1,823
5,713		Imergent, Inc	40
138,841		IMS Health, Inc	1,763
20,612		infoGROUP, Inc	118
67,760	*	Informatica Corp	1,165
23,086		Infospace, Inc	153
22,974	*	Innerworkings, Inc	109
17,040	*	Innodata Isogen, Inc	75
11,404	*	Integral Systems, Inc	95
27,864		Interactive Data Corp	645
9,285	*	Interactive Intelligence, Inc	114
34,783	*	Internap Network Services Corp	121
21,159	*	Internet Brands, Inc (Class A)	148
32,107	*	Internet Capital Group, Inc	216
376,254	*	Interpublic Group of Cos, Inc	1,900
246,760	*	Intuit, Inc	6,949
23,825	*	inVentiv Health, Inc	322
36,908	*	Ipass, Inc	59
137,477	*	Iron Mountain, Inc	3,953
64,362		Jack Henry & Associates, Inc	1,336
18,698	*	JDA Software Group, Inc	280
401,788	*	Juniper Networks, Inc	9,482
20,372		Kelly Services, Inc (Class A)	223
17,839	*	Kenexa Corp	206
10,875	*	Keynote Systems, Inc	83
21,985	*	Kforce, Inc	182
19,259	*	Knot, Inc	152
34,304	*	Korn/Ferry International	365
43,697	*	Lamar Advertising Co (Class A)	667
99,271	*	Lawson Software, Inc	554
21,868	*	Limelight Networks, Inc	96
44,720	*	Lionbridge Technologies	82
10,323	*	Liquidity Services, Inc	102
31,275	*	Liveperson, Inc	125
19,563	*	Manhattan Associates, Inc	356
60,033		Manpower, Inc	2,542
16,598	*	Mantech International Corp (Class A)	714
16,386		Marchex, Inc (Class B)	55
65,277		Mastercard, Inc (Class A)	10,922
118,313	*	McAfee, Inc	4,992
72,751	*	Mentor Graphics Corp	398
5,927,477		Microsoft Corp	140,896
6,831	*	MicroStrategy, Inc (Class A)	343
33,165	*	ModusLink Global Solutions, Inc	228
62,930	*	MoneyGram International, Inc	112
17,209	*	Monotype Imaging Holdings, Inc	117
96,312	*	Monster Worldwide, Inc	1,137
143,816		Moody's Corp	3,790
117,341	*	Move, Inc	253
71,559	*	MPS Group, Inc	547
30,812	*	MSC Software Corp	205

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,188	*	NCI, Inc (Class A)	$219
122,276	*	NCR Corp	1,447
24,391	*	Ness Technologies, Inc	95
32,422	*	NetFlix, Inc	1,340
21,523	*	Netscout Systems, Inc	202
12,764	*	NetSuite, Inc	151
22,651	*	Network Equipment Technologies, Inc	96
38,877		NIC, Inc	263
263,166	*	Novell, Inc	1,192
166,441	*	Nuance Communications, Inc	2,012
238,392		Omnicom Group, Inc	7,529
49,914	*	Omniture, Inc	627
25,372	*	On Assignment, Inc	99
14,464	*	Online Resources Corp	90
2,386	*	OpenTable, Inc	72
66,009	*	OpenTV Corp (Class A)	87
9,552		Opnet Technologies, Inc	87
2,939,666		Oracle Corp	62,968
90,859	*	Parametric Technology Corp	1,062
14,951		PC-Tel, Inc	80
10,922		Pegasystems, Inc	288
20,679	*	Perficient, Inc	145
66,125	*	Perot Systems Corp (Class A)	948
12,149	*	Pervasive Software, Inc	74
35,033	*	Phase Forward, Inc	529
19,353	*	Phoenix Technologies Ltd	52
13,016	*	Portfolio Recovery Associates, Inc	504
46,371	*	Premiere Global Services, Inc	503
31,976	*	Progress Software Corp	677
14,689	*	PROS Holdings, Inc	119
8,302		QAD, Inc	27
18,084		Quality Systems, Inc	1,030
52,171	*	Quest Software, Inc	727
50,966	*	Rackspace Hosting, Inc	706
21,037	*	Radiant Systems, Inc	175
15,185	*	Radisys Corp	137
46,246	*	Raser Technologies, Inc	129
72,153	*	RealNetworks, Inc	216
145,532	*	Red Hat, Inc	2,930
5,893		Renaissance Learning, Inc	54
49,265	*	Rent-A-Center, Inc	878
15,226	*	Rewards Network, Inc	58
20,163	*	RightNow Technologies, Inc	238
16,664	*	Riskmetrics Group Inc	294
116,240		Robert Half International, Inc	2,746
33,789		Rollins, Inc	585
4,798	*	Rosetta Stone, Inc	132
34,156	*	RSC Holdings, Inc	230
41,988	*	S1 Corp	290
18,173	*	Saba Software, Inc	70
82,913	*	Salesforce.com, Inc	3,165
70,737	*	Sapient Corp	445
20,806	*	Smith Micro Software, Inc	204
23,020	*	Sohu.com, Inc	1,446

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,112	*	SolarWinds, Inc	$150
45,445	*	SonicWALL, Inc	249
165,491	*	Sonus Networks, Inc	266
51,448		Sotheby's (Class A)	726
14,838	*	Sourcefire, Inc	184
42,038	*	Spherion Corp	173
13,651	*	SPSS, Inc	456
31,079	*	SRA International, Inc (Class A)	546
9,634	*	StarTek, Inc	77
14,356	*	Stratasys, Inc	158
28,228	*	SuccessFactors, Inc	259
24,298	*	SumTotal Systems, Inc	117
575,173	*	Sun Microsystems, Inc	5,303
32,388	*	Support.com, Inc	71
62,853	*	Sybase, Inc	1,970
26,699	*	SYKES Enterprises, Inc	483
629,209	*	Symantec Corp	9,790
17,694	*	Synchronoss Technologies, Inc	217
14,793	*	SYNNEX Corp	370
109,495	*	Synopsys, Inc	2,136
9,061		Syntel, Inc	285
61,427		Take-Two Interactive Software, Inc	582
11,400		TAL International Group, Inc	124
23,943	*	Taleo Corp (Class A)	437
5,765	*	TechTarget, Inc	23
26,717	*	TeleTech Holdings, Inc	405
7,088		Textainer Group Holdings Ltd	81
48,928	*	THQ, Inc	350
137,923	*	TIBCO Software, Inc	989
13,125	*	Tier Technologies, Inc	101
19,243	*	TNS, Inc	361
124,011		Total System Services, Inc	1,661
25,593	*	TradeStation Group, Inc	217
4,369	*	Travelzoo, Inc	48
37,265	*	TrueBlue, Inc	313
17,682	*	Ultimate Software Group, Inc	429
6,599	*	Unica Corp	36
283,185	*	Unisys Corp	428
61,183		United Online, Inc	398
49,976	*	United Rentals, Inc	324
68,260	*	Valueclick, Inc	718
19,828	*	Vasco Data Security International	145
149,625	*	VeriSign, Inc	2,766
15,178		Viad Corp	261
20,615	*	Vignette Corp	271
5,940	*	Virtusa Corp	48
346,021		Visa, Inc (Class A)	21,543
39,323	*	VMware, Inc (Class A)	1,072
11,624	*	Vocus, Inc	230
12,149	*	Volt Information Sciences, Inc	76
6,140	*	WebMD Health Corp (Class A)	184
33,540	*	Websense, Inc	598
19,543	*	Website Pros, Inc	110
53,517	*	Wind River Systems, Inc	613

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
910,677	*	Yahoo!, Inc	$14,261
		TOTAL BUSINESS SERVICES	601,822

CHEMICALS AND ALLIED PRODUCTS - 12.46%
1,188,875		Abbott Laboratories	55,924
4,621	*	Abraxis Bioscience, Inc	170
29,951	*	Acorda Therapeutics, Inc	844
6,188	*	Acura Pharmaceuticals, Inc	37
33,118	*	Adolor Corp	58
161,423		Air Products & Chemicals, Inc	10,425
17,349	*	Albany Molecular Research, Inc	146
68,987		Albemarle Corp	1,764
65,218		Alberto-Culver Co	1,658
62,870	*	Alexion Pharmaceuticals, Inc	2,585
70,988	*	Alkermes, Inc	768
48,230	*	Allos Therapeutics, Inc	400
27,380	*	Alnylam Pharmaceuticals, Inc	610
13,595	*	AMAG Pharmaceuticals, Inc	743
48,382	*	American Oriental Bioengineering, Inc	256
18,079		American Vanguard Corp	204
777,741	*	Amgen, Inc	41,173
11,531	*	Amicus Therapeutics, Inc	132
20,784		Arch Chemicals, Inc	511
10,757	*	Ardea Biosciences, Inc	169
56,996	*	Arena Pharmaceuticals, Inc	284
31,352	*	Arqule, Inc	193
33,623	*	Array Biopharma, Inc	106
15,509	*	ARYx Therapeutics, Inc	64
32,087	*	Auxilium Pharmaceuticals, Inc	1,007
47,282	*	AVANIR Pharmaceuticals, Inc	105
86,115		Avery Dennison Corp	2,211
59,505	*	AVI BioPharma, Inc	94
327,448		Avon Products, Inc	8,442
14,060		Balchem Corp	345
16,154	*	BioCryst Pharmaceuticals, Inc	65
7,894	*	Biodel, Inc	41
6,953	*	BioDelivery Sciences International, Inc	46
222,161	*	Biogen Idec, Inc	10,031
76,417	*	BioMarin Pharmaceuticals, Inc	1,193
8,360	*	BioMimetic Therapeutics, Inc	77
2,885	*	Biospecifics Technologies Corp	69
1,523,952		Bristol-Myers Squibb Co	30,951
50,868		Cabot Corp	640
17,732	*	Cadence Pharmaceuticals, Inc	177
45,612	*	Calgon Carbon Corp	634
20,927	*	Cambrex Corp	86
5,883	*	Caraco Pharmaceutical Laboratories Ltd	18
7,241	*	Cardiovascular Systems, Inc	56
109,501		Celanese Corp (Series A)	2,601
354,653	*	Celgene Corp	16,967
356,715	*	Cell Therapeutics, Inc	614
11,042	*	Celldex Therapeutics, Inc	86
56,585	*	Cephalon, Inc	3,206
36,971		CF Industries Holdings, Inc	2,741

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
50,891	*	Charles River Laboratories International, Inc	$1,718
4,622		Chase Corp	55
14,911	*	Chattem, Inc	1,015
6,155	*	China Green Agriculture, Inc	50
12,148	*	China Precision Steel, Inc	30
5,689	*	China-Biotics, Inc	61
53,600		Church & Dwight Co, Inc	2,911
106,209		Clorox Co	5,930
384,238		Colgate-Palmolive Co	27,181
5,072	*	Cornerstone Therapeutics, Inc	56
12,585	*	Cougar Biotechnology, Inc	541
43,598	*	Cubist Pharmaceuticals, Inc	799
47,886	*	Curis, Inc	76
35,559	*	Cypress Bioscience, Inc	335
34,218		Cytec Industries, Inc	637
33,643	*	Cytokinetics, Inc	95
13,680	*	Cytori Therapeutics, Inc	49
88,349	*	Dendreon Corp	2,195
58,878	*	Discovery Laboratories, Inc	61
857,796		Dow Chemical Co	13,845
692,602		Du Pont (E.I.) de Nemours & Co	17,744
50,131	*	Durect Corp	119
55,624		Eastman Chemical Co	2,108
182,461		Ecolab, Inc	7,114
779,541		Eli Lilly & Co	27,003
17,426	*	Elizabeth Arden, Inc	152
12,093	*	Emergent Biosolutions, Inc	173
34,981	*	Enzon Pharmaceuticals, Inc	275
84,961		Estee Lauder Cos (Class A)	2,776
17,933	*	Facet Biotech Corp	167
11,623	*	Female Health Co	56
49,643		Ferro Corp	137
56,330		FMC Corp	2,664
231,316	*	Forest Laboratories, Inc	5,808
206,821	*	Genzyme Corp	11,514
68,660	*	Geron Corp	527
696,328	*	Gilead Sciences, Inc	32,616
11,695	*	GTx, Inc	108
36,079		H.B. Fuller Co	677
45,558	*	Halozyme Therapeutics, Inc	318
6,809		Hawkins, Inc	154
86,421	*	Hemispherx Biopharma, Inc	220
6,140	*	Hi-Tech Pharmacal Co, Inc	55
122,815	*	Hospira, Inc	4,731
102,740	*	Human Genome Sciences, Inc	294
122,095		Huntsman Corp	614
20,516	*	ICO, Inc	56
17,140	*	Idenix Pharmaceuticals, Inc	63
14,987	*	Idera Pharmaceuticals, Inc	88
45,410	*	Idexx Laboratories, Inc	2,098
51,858	*	Immucor, Inc	714
38,313	*	Immunogen, Inc	330
46,831	*	Impax Laboratories, Inc	345
13,337		Innophos Holdings, Inc	225

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,128		Innospec, Inc	$173
29,838	*	Inspire Pharmaceuticals, Inc	166
9,091		Inter Parfums, Inc	67
32,210	*	InterMune, Inc	490
61,056		International Flavors & Fragrances, Inc	1,998
60,462	*	Inverness Medical Innovations, Inc	2,151
133,630	*	Invitrogen Corp	5,575
29,249	*	Javelin Pharmaceuticals, Inc	36
2,119,434		Johnson & Johnson	120,384
11,905		Kaiser Aluminum Corp	428
190,295	*	King Pharmaceuticals, Inc	1,833
16,539		Koppers Holdings, Inc	436
28,632	*	KV Pharmaceutical Co (Class A)	92
14,893	*	Landec Corp	101
7,363	*	Lannett Co, Inc	50
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	251
51,368		Lubrizol Corp	2,430
9,202		Mannatech, Inc	30
40,693	*	MannKind Corp	338
5,396	*	MAP Pharmaceuticals, Inc	66
25,699		Martek Biosciences Corp	544
97,479	*	Medarex, Inc	814
40,166	*	Medicines Co	337
44,203		Medicis Pharmaceutical Corp (Class A)	721
9,661	*	Medifast, Inc	111
21,973	*	Medivation, Inc	492
1,622,486		Merck & Co, Inc	45,365
31,965		Meridian Bioscience, Inc	722
32,976	*	Micromet, Inc	164
26,053	*	MiddleBrook Pharmaceuticals, Inc	35
14,800		Minerals Technologies, Inc	533
12,466	*	Molecular Insight Pharmaceuticals, Inc	64
26,592	*	Momenta Pharmaceuticals, Inc	320
419,529		Monsanto Co	31,187
121,351		Mosaic Co	5,376
233,723	*	Mylan Laboratories, Inc	3,050
18,274	*	Myriad Pharmaceuticals, Inc	85
40,164	*	Nabi Biopharmaceuticals	97
108,109		Nalco Holding Co	1,821
8,950	*	Nanosphere, Inc	44
41,255	*	NBTY, Inc	1,160
26,156	*	Neurocrine Biosciences, Inc	84
7,464	*	NeurogesX, Inc	42
7,956		NewMarket Corp	536
4,943		NL Industries, Inc	36
69,550	*	Novavax, Inc	228
19,167	*	Noven Pharmaceuticals, Inc	274
34,351	*	NPS Pharmaceuticals, Inc	160
8,067	*	Nutraceutical International Corp	84
12,855	*	Obagi Medical Products, Inc	94
63,038		Olin Corp	750
23,303	*	OM Group, Inc	676
32,453	*	Omnova Solutions, Inc	106
3,003	*	OncoGenex Pharmaceutical, Inc	66

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
43,632	*	Onyx Pharmaceuticals, Inc	$1,233
29,666	*	Opko Health, Inc	53
22,266	*	Optimer Pharmaceuticals, Inc	333
30,922	*	OraSure Technologies, Inc	76
14,170	*	Orexigen Therapeutics, Inc	73
44,755	*	OSI Pharmaceuticals, Inc	1,263
12,630	*	Osiris Therapeutics, Inc	170
21,868	*	OXiGENE, Inc	48
99,451	*	Pactiv Corp	2,158
24,948	*	Pain Therapeutics, Inc	134
26,028	*	Par Pharmaceutical Cos, Inc	394
42,468	*	Parexel International Corp	611
89,667		PDL BioPharma, Inc	708
60,547		Perrigo Co	1,682
22,927	*	PetMed Express, Inc	345
5,192,581		Pfizer, Inc	77,889
16,121	*	Pharmasset, Inc	181
22,253	*	PharMerica Corp	437
67,684	*	PolyOne Corp	183
18,100	*	Poniard Pharmaceuticals, Inc	108
15,548	*	Pozen, Inc	119
125,367		PPG Industries, Inc	5,504
235,735		Praxair, Inc	16,754
32,300	*	Prestige Brands Holdings, Inc	199
2,241,736		Procter & Gamble Co	114,552
15,641	*	Progenics Pharmaceuticals, Inc	81
27,360	*	Protalix BioTherapeutics, Inc	124
39,281	*	Questcor Pharmaceuticals, Inc	196
21,781	*	Quidel Corp	317
6,770	*	Repros Therapeutics, Inc	49
15,116	*	Revlon, Inc (Class A)	82
37,713	*	Rockwood Holdings, Inc	552
98,223		RPM International, Inc	1,379
38,461	*	Salix Pharmaceuticals Ltd	380
40,020	*	Santarus, Inc	113
1,256,033		Schering-Plough Corp	31,552
28,586	*	Sciclone Pharmaceuticals, Inc	73
34,325		Scotts Miracle-Gro Co (Class A)	1,203
36,251		Sensient Technologies Corp	818
83,880	*	Sepracor, Inc	1,453
76,087		Sherwin-Williams Co	4,090
19,701	*	SIGA Technologies, Inc	166
93,597		Sigma-Aldrich Corp	4,639
75,378	*	Solutia, Inc	434
25,040	*	Spectrum Pharmaceuticals, Inc	192
77,753	*	StemCells, Inc	132
5,500		Stepan Co	243
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	39
44,629	*	SuperGen, Inc	90
13,627	*	SurModics, Inc	308
11,524	*	Synta Pharmaceuticals Corp	27
41,591	*	Theravance, Inc	609
21,072	*	Ulta Salon Cosmetics & Fragrance, Inc	234
32,716	*	Unifi, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,426	*	United Therapeutics Corp	$1,535
6,878	*	USANA Health Sciences, Inc	204
93,574	*	USEC, Inc	498
52,808	*	Valeant Pharmaceuticals International	1,358
75,915		Valspar Corp	1,710
20,118	*	Vanda Pharmaceuticals, Inc	237
132,437	*	Vertex Pharmaceuticals, Inc	4,720
26,873	*	Vical, Inc	73
65,329	*	Viropharma, Inc	387
70,140	*	Warner Chilcott Ltd (Class A)	922
79,803	*	Watson Pharmaceuticals, Inc	2,689
15,532		Westlake Chemical Corp	317
53,589	*	WR Grace & Co	663
1,026,145		Wyeth	46,577
22,676	*	Xenoport, Inc	525
26,437	*	Zymogenetics, Inc	122
		TOTAL CHEMICALS AND ALLIED PRODUCTS	952,048

COAL MINING - 0.21%
55,711	*	Alpha Natural Resources, Inc	1,464
110,006		Arch Coal, Inc	1,691
139,379		Consol Energy, Inc	4,733
80,098	*	International Coal Group, Inc	229
21,382	*	James River Coal Co	324
66,819		Massey Energy Co	1,306
204,692		Peabody Energy Corp	6,173
6,846	*	Westmoreland Coal Co	55
		TOTAL COAL MINING	15,975

COMMUNICATIONS - 4.50%
4,766	*	AboveNet, Inc	386
42,374		Adtran, Inc	910
39,332		Alaska Communications Systems Group, Inc	288
304,536	*	American Tower Corp (Class A)	9,602
21,897	*	Anixter International, Inc	823
45,147	*	Aruba Networks, Inc	395
4,534,498		AT&T, Inc	112,637
6,765		Atlantic Tele-Network, Inc	266
10,900	*	Audiovox Corp (Class A)	64
37,143	*	Brightpoint, Inc	233
179,067		Cablevision Systems Corp (Class A)	3,476
20,132	*	Cbeyond Communications, Inc	289
465,855		CBS Corp (Class B)	3,224
65,474	*	Centennial Communications Corp	547
27,491	*	Central European Media Enterprises Ltd (Class A)	541
77,315		CenturyTel, Inc	2,374
168,115	*	Cincinnati Bell, Inc	477
48,356	*	Clearwire Corp (Class A)	267
2,210,829		Comcast Corp (Class A)	32,036
15,026		Consolidated Communications Holdings, Inc	176
222,942	*	Crown Castle International Corp	5,355
13,062	*	Crown Media Holdings, Inc (Class A)	22
27,453	*	CTC Media, Inc	324
10,751		D&E Communications, Inc	110

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,694	*	DG FastChannel, Inc	$251
11,283	*	DigitalGlobe, Inc	217
352,346	*	DIRECTV Group, Inc	8,706
154,279	*	DISH Network Corp (Class A)	2,501
109,545		Embarq Corp	4,607
29,100	*	Equinix, Inc	2,117
77,956		Fairpoint Communications, Inc	47
4,669	*	Fibernet Telecom Group, Inc	58
5,404		Fisher Communications, Inc	69
239,523		Frontier Communications Corp	1,710
38,028	*	General Communication, Inc (Class A)	264
16,043	*	GeoEye, Inc	378
23,031	*	Global Crossing Ltd	211
61,616		Global Payments, Inc	2,309
10,027		HickoryTech Corp	77
6,874	*	Hughes Communications, Inc	157
82,558	*	IAC/InterActiveCorp	1,325
23,311		Ibasis, Inc	31
19,932	*	inContact, Inc	55
28,194		Iowa Telecommunications Services, Inc	353
11,781	*	iPCS, Inc	176
34,679	*	j2 Global Communications, Inc	782
18,344	*	Knology, Inc	158
45,089	*	Leap Wireless International, Inc	1,485
1,248,110	*	Level 3 Communications, Inc	1,885
204,161	*	Liberty Global, Inc (Class A)	3,244
62,143	*	Liberty Media Corp - Capital (Series A)	843
397,428	*	Liberty Media Corp - Entertainment (Series A)	10,631
451,171	*	Liberty Media Holding Corp (Interactive A)	2,260
17,509	*	Lin TV Corp (Class A)	29
14,920	*	Lodgenet Entertainment Corp	51
39,968	*	Mastec, Inc	468
36,987	*	Mediacom Communications Corp (Class A)	189
194,234	*	MetroPCS Communications, Inc	2,585
55,661	*	NeuStar, Inc (Class A)	1,233
25,073	*	Neutral Tandem, Inc	740
127,947	*	NII Holdings, Inc (Class B)	2,440
26,247	*	Novatel Wireless, Inc	237
23,518		NTELOS Holdings Corp	433
89,041	*	PAETEC Holding Corp	240
1,801		Preformed Line Products Co	79
1,129,855		Qwest Communications International, Inc	4,689
27,120	*	RCN Corp	162
26,729	*	SAVVIS, Inc	306
89,246	*	SBA Communications Corp (Class A)	2,190
68,393		Scripps Networks Interactive (Class A)	1,903
18,151		Shenandoah Telecom Co	368
34,573		Sinclair Broadcast Group, Inc (Class A)	67
2,143,573	*	Sprint Nextel Corp	10,311
10,917	*	SureWest Communications	114
14,575	*	Switch & Data Facilities Co, Inc	171
52,280	*	Syniverse Holdings, Inc	838
29,873	*	TeleCommunication Systems, Inc (Class A)	212
69,545		Telephone & Data Systems, Inc	1,968

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,863	*	Terremark Worldwide, Inc	$236
269,712		Time Warner Cable, Inc	8,542
77,001	*	TiVo, Inc	807
12,229	*	US Cellular Corp	470
18,421		USA Mobility, Inc	235
2,184,939		Verizon Communications, Inc	67,143
416,253	*	Viacom, Inc (Class B)	9,449
39,300	*	Virgin Mobile USA, Inc (Class A)	158
338,346		Windstream Corp	2,829
		TOTAL COMMUNICATIONS	343,621

DEPOSITORY INSTITUTIONS - 6.43%
11,459		1st Source Corp	198
17,560		Abington Bancorp, Inc	140
3,251		Alliance Financial Corp	92
4,510		American National Bankshares, Inc	87
7,905		Ameris Bancorp	50
4,648		Ames National Corp	113
6,337		Arrow Financial Corp	171
100,185		Associated Banc-Corp	1,252
70,950		Astoria Financial Corp	609
1,876		Auburn National Bancorporation, Inc	53
5,016		Bancfirst Corp	173
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	240
2,914		Bancorp Rhode Island, Inc	57
62,619		Bancorpsouth, Inc	1,286
41,404		Bank Mutual Corp	361
5,877,969		Bank of America Corp	77,589
37,476		Bank of Hawaii Corp	1,343
2,380		Bank of Kentucky Financial Corp	67
3,864		Bank of Marin Bancorp	104
919,146		Bank of New York Mellon Corp	26,940
11,948		Bank of the Ozarks, Inc	258
17,629		BankFinancial Corp	156
8,647		Banner Corp	33
2,271		Bar Harbor Bankshares	70
495,948		BB&T Corp	10,901
23,421	*	Beneficial Mutual Bancorp, Inc	225
10,481		Berkshire Hills Bancorp, Inc	218
16,813		BOK Financial Corp	633
52,442		Boston Private Financial Holdings, Inc	235
4,741	*	Bridge Bancorp, Inc	129
48,082		Brookline Bancorp, Inc	448
4,771		Bryn Mawr Bank Corp	90
5,527		Camden National Corp	188
9,158		Capital City Bank Group, Inc	154
16,284		Capitol Federal Financial	624
18,053		Cardinal Financial Corp	141
6,400		Cass Information Systems, Inc	210
36,547		Cathay General Bancorp	348
8,079	*	Center Bancorp, Inc	66
6,947		Centerstate Banks of Florida, Inc	52
24,035		Central Pacific Financial Corp	90
2,883		Century Bancorp, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,601		Chemical Financial Corp	$331
5,074	*	Chicopee Bancorp, Inc	66
4,225,906		Citigroup, Inc	12,551
6,398		Citizens & Northern Corp	132
3,016		Citizens Holding Co	94
54,766	*	Citizens Republic Bancorp, Inc	39
12,921		City Holding Co	392
32,999		City National Corp	1,215
8,907		Clifton Savings Bancorp, Inc	96
6,672		CNB Financial Corp	95
10,291		CoBiz, Inc	66
175,143		Colonial Bancgroup, Inc	109
10,948		Columbia Banking System, Inc	112
115,773		Comerica, Inc	2,449
47,558		Commerce Bancshares, Inc	1,514
25,190		Community Bank System, Inc	367
11,562		Community Trust Bancorp, Inc	309
40,626		Cullen/Frost Bankers, Inc	1,874
47,839		CVB Financial Corp	286
19,824		Dime Community Bancshares	181
17,386	*	Dollar Financial Corp	240
7,486	*	Eagle Bancorp, Inc	66
49,790		East West Bancorp, Inc	323
3,785		Enterprise Bancorp, Inc	45
5,234		Enterprise Financial Services Corp	48
6,988		ESB Financial Corp	92
12,436		ESSA Bancorp, Inc	170
36,402	*	Euronet Worldwide, Inc	706
4,534		Farmers Capital Bank Corp	114
441,912		Fifth Third Bancorp	3,138
7,979		Financial Institutions, Inc	109
9,860		First Bancorp	155
55,312		First Bancorp (Puerto Rico)	218
6,485		First Bancorp, Inc	126
16,258		First Busey Corp	119
5,016		First Citizens Bancshares, Inc (Class A)	670
65,852		First Commonwealth Financial Corp	418
6,565		First Community Bancshares, Inc	84
6,428	*	First Defiance Financial Corp	84
23,858		First Financial Bancorp	179
16,578		First Financial Bankshares, Inc	835
8,954		First Financial Corp	283
8,300		First Financial Holdings, Inc	78
16,505		First Financial Northwest, Inc	129
2,916		First Financial Service Corp	51
165,055	*	First Horizon National Corp	1,981
12,330		First Merchants Corp	99
34,833		First Midwest Bancorp, Inc	255
113,887		First Niagara Financial Group, Inc	1,301
4,191		First of Long Island Corp	97
5,157		First South Bancorp, Inc	60
65,091		FirstMerit Corp	1,105
31,002	*	Flagstar Bancorp, Inc	21
12,979		Flushing Financial Corp	121

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
64,896		FNB Corp	$402
4,305	*	Fox Chase Bancorp, Inc	41
127,918		Fulton Financial Corp	666
8,476		German American Bancorp, Inc	122
46,200		Glacier Bancorp, Inc	682
7,809		Great Southern Bancorp, Inc	160
40,600	*	Guaranty Bancorp	78
13,866		Hampton Roads Bankshares, Inc	114
19,896		Hancock Holding Co	646
29,113		Harleysville National Corp	137
10,342		Heartland Financial USA, Inc	148
4,346	*	Heritage Financial Corp	50
6,749	*	Home Bancorp, Inc	81
8,842		Home Bancshares, Inc	168
12,641		Home Federal Bancorp, Inc	129
363,114		Hudson City Bancorp, Inc	4,826
336,959		Huntington Bancshares, Inc	1,408
13,766		IBERIABANK Corp	543
17,904		Independent Bank Corp	353
40,567		International Bancshares Corp	418
37,852	*	Investors Bancorp, Inc	347
2,896,797		JPMorgan Chase & Co	98,810
14,732		Kearny Financial Corp	169
395,591		Keycorp	2,073
13,792		Lakeland Bancorp, Inc	124
8,565		Lakeland Financial Corp	163
5,980		Legacy Bancorp, Inc	66
54,449		M&T Bank Corp	2,773
11,504		MainSource Financial Group, Inc	85
199,911		Marshall & Ilsley Corp	960
25,844		MB Financial, Inc	263
3,784		Merchants Bancshares, Inc	84
7,250	*	Meridian Interstate Bancorp, Inc	54
69,182	*	Metavante Technologies, Inc	1,789
3,556		Midsouth Bancorp, Inc	60
15,140		Nara Bancorp, Inc	78
1,893		NASB Financial, Inc	54
5,351		National Bankshares, Inc	128
58,409		National Penn Bancshares, Inc	269
27,027		NBT Bancorp, Inc	587
31,110	*	Net 1 UEPS Technologies, Inc	423
264,683		New York Community Bancorp, Inc	2,829
85,685		NewAlliance Bancshares, Inc	985
4,865	*	Northeast Community Bancorp, Inc	39
184,799		Northern Trust Corp	9,920
14,313		Northfield Bancorp, Inc	166
4,676		Northrim BanCorp, Inc	65
12,217		Northwest Bancorp, Inc	230
1,433	*	Norwood Financial Corp	45
6,098		OceanFirst Financial Corp	73
3,056		Ohio Valley Banc Corp	90
50,588		Old National Bancorp	497
9,237		Old Second Bancorp, Inc	54
22,798		Oriental Financial Group, Inc	221

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,236	*	Oritani Financial Corp	$113
3,841		Orrstown Financial Services, Inc	143
33,369		Pacific Capital Bancorp	71
7,335		Pacific Continental Corp	89
22,250		PacWest Bancorp	293
9,214		Park National Corp	520
5,996		Peapack Gladstone Financial Corp	116
2,964		Penns Woods Bancorp, Inc	86
3,548	*	Pennsylvania Commerce Bancorp, Inc	68
6,808		Peoples Bancorp, Inc	116
2,916	*	Peoples Financial Corp	55
266,585		People's United Financial, Inc	4,009
19,269	*	Pinnacle Financial Partners, Inc	257
352,844		PNC Financial Services Group, Inc	13,694
237,595		Popular, Inc	523
15,240		Premierwest Bancorp	52
26,868		PrivateBancorp, Inc	598
35,242		Prosperity Bancshares, Inc	1,051
45,191		Provident Financial Services, Inc	411
30,181		Provident New York Bancorp	245
2,997	*	Prudential Bancorp, Inc of Pennsylvania	35
883,118		Regions Financial Corp	3,568
15,054		Renasant Corp	226
6,104		Republic Bancorp, Inc (Class A)	138
5,918	*	Republic First Bancorp, Inc	46
6,115		Rockville Financial, Inc	67
7,271		Roma Financial Corp	93
20,998		S&T Bancorp, Inc	255
8,198		S.Y. Bancorp, Inc	198
11,917		Sandy Spring Bancorp, Inc	175
4,873	*	Santander BanCorp	34
9,604		SCBT Financial Corp	228
6,171		Shore Bancshares, Inc	111
3,786		Sierra Bancorp	48
27,962	*	Signature Bank	758
9,660		Simmons First National Corp (Class A)	258
11,251		Smithtown Bancorp, Inc	144
53,177		South Financial Group, Inc	63
9,217		Southside Bancshares, Inc	211
9,257		Southwest Bancorp, Inc	90
10,282		State Bancorp, Inc	78
380,312		State Street Corp	17,951
16,183		StellarOne Corp	210
13,290		Sterling Bancorp	111
66,597		Sterling Bancshares, Inc	422
40,780		Sterling Financial Corp	119
7,140		Suffolk Bancorp	183
9,646	*	Sun Bancorp, Inc	50
261,743		SunTrust Banks, Inc	4,306
63,735		Susquehanna Bancshares, Inc	312
25,322	*	SVB Financial Group	689
209,134		Synovus Financial Corp	625
98,460		TCF Financial Corp	1,316
27,236	*	Texas Capital Bancshares, Inc	421

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
67,219		TFS Financial Corp	$714
7,985	*	The Bancorp, Inc	48
6,413		Tompkins Trustco, Inc	308
2,692		Tower Bancorp, Inc	95
14,640		TowneBank	205
9,919		Trico Bancshares	154
62,026		Trustco Bank Corp NY	367
43,849		Trustmark Corp	847
86,663		UCBH Holdings, Inc	109
24,432		UMB Financial Corp	929
43,224		Umpqua Holdings Corp	335
8,916		Union Bankshares Corp	133
30,662		United Bankshares, Inc	599
30,339		United Community Banks, Inc	182
12,678		United Financial Bancorp, Inc	175
4,738		United Security Bancshares	104
9,080		Univest Corp of Pennsylvania	184
1,461,549		US Bancorp	26,191
112,969		Valley National Bancorp	1,322
7,559		ViewPoint Financial Group	115
7,186		Washington Banking Co	68
67,410		Washington Federal, Inc	876
10,818		Washington Trust Bancorp, Inc	193
7,507	*	Waterstone Financial, Inc	22
45,669		Webster Financial Corp	368
3,667,501		Wells Fargo & Co	88,974
19,012		WesBanco, Inc	276
11,970		West Bancorporation, Inc	60
23,845		Westamerica Bancorporation	1,183
30,987	*	Western Alliance Bancorp	212
537,786		Western Union Co	8,820
23,121		Westfield Financial, Inc	209
53,084		Whitney Holding Corp	486
4,209		Wilber Corp	47
51,413		Wilmington Trust Corp	702
9,638		Wilshire Bancorp, Inc	55
17,249		Wintrust Financial Corp	277
4,467		WSFS Financial Corp	122
8,510		Yadkin Valley Financial Corp	59
88,175		Zions Bancorporation	1,019
		TOTAL DEPOSITORY INSTITUTIONS	490,983

EATING AND DRINKING PLACES - 1.18%
18,260	*	AFC Enterprises	123
10,622	*	Benihana, Inc	67
13,771	*	BJ's Restaurants, Inc	232
24,666		Bob Evans Farms, Inc	709
78,146		Brinker International, Inc	1,331
13,602	*	Buffalo Wild Wings, Inc	442
80,218		Burger King Holdings, Inc	1,385
20,543	*	California Pizza Kitchen, Inc	273
8,099	*	Carrols Restaurant Group, Inc	54
17,289		CBRL Group, Inc	482
17,642	*	CEC Entertainment, Inc	520

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,024	*	Cheesecake Factory	$796
24,449	*	Chipotle Mexican Grill, Inc (Class A)	1,956
39,583		CKE Restaurants, Inc	336
105,300		Darden Restaurants, Inc	3,473
75,312	*	Denny's Corp	162
2,189	*	Diedrich Coffee, Inc	52
13,678		DineEquity, Inc	427
30,059	*	Domino's Pizza, Inc	225
1,620		Frisch's Restaurants, Inc	48
44,170	*	Jack in the Box, Inc	992
39,881	*	Krispy Kreme Doughnuts, Inc	120
8,401	*	Landry's Restaurants, Inc	72
14,864	*	Luby's, Inc	60
11,950	*	McCormick & Schmick's Seafood Restaurants, Inc	91
848,905		McDonald's Corp	48,805
14,289		O'Charleys, Inc	132
18,183	*	Papa John's International, Inc	451
18,084	*	PF Chang's China Bistro, Inc	580
11,853	*	Red Robin Gourmet Burgers, Inc	222
38,476	*	Ruby Tuesday, Inc	256
10,929	*	Ruth's Chris Steak House, Inc	40
45,772	*	Sonic Corp	459
563,306	*	Starbucks Corp	7,824
19,171	*	Steak N Shake Co	168
37,299	*	Texas Roadhouse, Inc (Class A)	407
138,693		Tim Hortons, Inc	3,404
282,986		Wendy's/Arby's Group, Inc (Class A)	1,132
353,877		Yum! Brands, Inc	11,798
		TOTAL EATING AND DRINKING PLACES	90,106

EDUCATIONAL SERVICES - 0.25%
13,862	*	American Public Education, Inc	549
102,501	*	Apollo Group, Inc (Class A)	7,290
10,806	*	Bridgepoint Education, Inc	184
55,966	*	Career Education Corp	1,393
23,045	*	ChinaCast Education Corp	164
62,840	*	Corinthian Colleges, Inc	1,064
47,086		DeVry, Inc	2,356
12,064	*	Grand Canyon Education, Inc	202
29,475	*	ITT Educational Services, Inc	2,966
18,066	*	K12, Inc	389
6,272	*	Learning Tree International, Inc	65
7,293	*	Lincoln Educational Services Corp	153
9,555	*	Princeton Review, Inc	52
10,733		Strayer Education, Inc	2,341
19,401	*	Universal Technical Institute, Inc	290
		TOTAL EDUCATIONAL SERVICES	19,458

ELECTRIC, GAS, AND SANITARY SERVICES - 4.68%
510,560	*	AES Corp	5,928
60,316		AGL Resources, Inc	1,918
129,395		Allegheny Energy, Inc	3,319
22,911		Allete, Inc	659
83,951		Alliant Energy Corp	2,194

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
165,547		Ameren Corp	$4,120
14,202		American Ecology Corp	254
364,875		American Electric Power Co, Inc	10,541
13,797		American States Water Co	478
46,816		American Water Works Co, Inc	895
103,823		Aqua America, Inc	1,858
4,909		Artesian Resources Corp	78
70,089		Atmos Energy Corp	1,755
46,278		Avista Corp	824
29,085		Black Hills Corp	669
15,365		California Water Service Group	566
256,909	*	Calpine Corp	2,865
263,488		Centerpoint Energy, Inc	2,919
10,819		Central Vermont Public Service Corp	196
13,300		CH Energy Group, Inc	621
4,829		Chesapeake Utilities Corp	157
22,562	*	Clean Energy Fuels Corp	194
16,001	*	Clean Harbors, Inc	864
48,084		Cleco Corp	1,078
171,136		CMS Energy Corp	2,067
6,221		Connecticut Water Service, Inc	135
211,698		Consolidated Edison, Inc	7,922
10,306		Consolidated Water Co, Inc	163
139,704		Constellation Energy Group, Inc	3,713
99,005	*	Covanta Holding Corp	1,679
28,820		Crosstex Energy, Inc	120
453,912		Dominion Resources, Inc	15,170
91,544		DPL, Inc	2,121
126,157		DTE Energy Co	4,037
986,412		Duke Energy Corp	14,392
375,752	*	Dynegy, Inc (Class A)	853
248,482		Edison International	7,817
535,470		El Paso Corp	4,942
35,119	*	El Paso Electric Co	490
29,343		Empire District Electric Co	485
54,955		Energen Corp	2,193
57,426		EnergySolutions, Inc	528
8,973	*	EnerNOC, Inc	194
149,951		Entergy Corp	11,624
506,769		Exelon Corp	25,951
234,011		FirstEnergy Corp	9,068
4,933		Florida Public Utilities Co	69
316,343		FPL Group, Inc	17,987
103,717		Great Plains Energy, Inc	1,613
68,666		Hawaiian Electric Industries, Inc	1,309
36,600		Idacorp, Inc	957
57,780		Integrys Energy Group, Inc	1,733
38,559		ITC Holdings Corp	1,749
18,300		Laclede Group, Inc	606
140,890		MDU Resources Group, Inc	2,673
18,500		MGE Energy, Inc	621
9,765		Middlesex Water Co	141
110,337	*	Mirant Corp	1,737
54,213		National Fuel Gas Co	1,956

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

SHARES		COMPANY	(000)
33,020		New Jersey Resources Corp	$1,223
34,619		Nicor, Inc	1,199
208,593		NiSource, Inc	2,432
132,666		Northeast Utilities	2,960
21,251		Northwest Natural Gas Co	942
30,516		NorthWestern Corp	695
202,929	*	NRG Energy, Inc	5,268
82,689		NSTAR	2,655
176,210		NV Energy, Inc	1,901
73,489		OGE Energy Corp	2,081
80,701		Oneok, Inc	2,380
15,003		Ormat Technologies, Inc	605
29,407		Otter Tail Corp	642
3,325		Pennichuck Corp	76
168,153		Pepco Holdings, Inc	2,260
39,942	*	Perma-Fix Environmental Services	97
283,810		PG&E Corp	10,910
14,472	*	Pico Holdings, Inc	415
56,492		Piedmont Natural Gas Co, Inc	1,362
12,323	*	Pike Electric Corp	148
78,286		Pinnacle West Capital Corp	2,360
64,221		PNM Resources, Inc	688
56,798		Portland General Electric Co	1,106
287,842		PPL Corp	9,487
213,842		Progress Energy, Inc	8,090
34,100	*,m	Progress Energy, Inc (CVO)	9
389,068		Public Service Enterprise Group, Inc	12,695
133,375		Questar Corp	4,143
269,219	*	Reliant Energy, Inc	1,349
246,747		Republic Services, Inc	6,023
10,949		Resource America, Inc (Class A)	59
94,530		SCANA Corp	3,069
187,330		Sempra Energy	9,297
10,436		SJW Corp	237
24,251		South Jersey Industries, Inc	846
602,275		Southern Co	18,766
85,109		Southern Union Co	1,565
34,400		Southwest Gas Corp	764
16,033		Southwest Water Co	89
65,115	*	Stericycle, Inc	3,355
163,004		TECO Energy, Inc	1,945
82,402		UGI Corp	2,100
26,118		UIL Holdings Corp	586
27,775		Unisource Energy Corp	737
7,994	*	Unitil Corp	165
63,379		Vectren Corp	1,485
63,647	*	Waste Connections, Inc	1,649
376,225		Waste Management, Inc	10,595
19,253	*	Waste Services, Inc	100
82,396		Westar Energy, Inc	1,547
38,125		WGL Holdings, Inc	1,221
442,665		Williams Cos, Inc	6,910
90,488		Wisconsin Energy Corp	3,684
350,088		Xcel Energy, Inc	6,445

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,006		York Water Co	$138
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	357,320

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.08%
30,135	*	Acme Packet, Inc	305
21,535	*	Actel Corp	231
31,251		Acuity Brands, Inc	877
82,321	*	Adaptec, Inc	218
76,254	*	ADC Telecommunications, Inc	607
25,828	*	Advanced Analogic Technologies, Inc	119
49,842	*	Advanced Battery Technologies, Inc	200
23,059	*	Advanced Energy Industries, Inc	207
429,150	*	Advanced Micro Devices, Inc	1,661
18,258	*	Airvana, Inc	116
225,014		Altera Corp	3,663
33,594	*	American Superconductor Corp	882
81,868		Ametek, Inc	2,830
86,945	*	Amkor Technology, Inc	411
131,247		Amphenol Corp (Class A)	4,152
47,982	*	Anadigics, Inc	201
222,999		Analog Devices, Inc	5,526
686,654	*	Apple Computer, Inc	97,799
51,846	*	Applied Micro Circuits Corp	422
12,026		Applied Signal Technology, Inc	307
94,272	*	Arris Group, Inc	1,146
11,879	*	Ascent Solar Technologies, Inc	93
47,603	*	Atheros Communications, Inc	916
341,960	*	Atmel Corp	1,276
24,963	*	ATMI, Inc	388
115,135	*	Avnet, Inc	2,421
34,410		AVX Corp	342
10,559	*	AZZ, Inc	363
35,945		Baldor Electric Co	855
7,316		Bel Fuse, Inc (Class B)	117
51,432	*	Benchmark Electronics, Inc	741
24,403	*	BigBand Networks, Inc	126
376,819	*	Broadcom Corp (Class A)	9,341
19,382	*	Ceradyne, Inc	342
14,775	*	Ceva, Inc	128
27,817	*	Checkpoint Systems, Inc	436
22,550	*	China BAK Battery, Inc	67
24,273	*	China Security & Surveillance Technology, Inc	183
70,799	*	Ciena Corp	733
4,436,204	*	Cisco Systems, Inc	82,691
21,353	*	Comtech Telecommunications Corp	681
127,694		Cooper Industries Ltd (Class A)	3,964
5,037	*	CPI International, Inc	44
68,281	*	Cree, Inc	2,007
23,637		CTS Corp	155
12,848		Cubic Corp	460
110,031	*	Cypress Semiconductor Corp	1,012
10,171	*	DDi Corp	46
24,448	*	Diodes, Inc	382
40,199	*	Dolby Laboratories, Inc (Class A)	1,499

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,955	*	DSP Group, Inc	$148
15,044	*	DTS, Inc	407
126,154		Eaton Corp	5,627
32,176	*	EchoStar Corp (Class A)	513
23,062	*	Electro Scientific Industries, Inc	258
52,713	*	EMCORE Corp	66
10,542	*	EMS Technologies, Inc	220
52,693	*	Energizer Holdings, Inc	2,753
33,752	*	Energy Conversion Devices, Inc	478
30,981	*	EnerSys	564
41,562	*	Entropic Communications, Inc	94
143,685	*	Evergreen Solar, Inc	312
25,111	*	Exar Corp	181
46,087	*	Exide Technologies	172
95,996	*	Fairchild Semiconductor International, Inc	671
39,369	*	First Solar, Inc	6,383
16,415		Franklin Electric Co, Inc	425
46,577	*	FuelCell Energy, Inc	195
8,149,718		General Electric Co	95,514
14,375	*	Globecomm Systems, Inc	103
12,104	*	GP Strategies Corp	71
92,133	*	GrafTech International Ltd	1,042
16,954	*	Greatbatch, Inc	383
13,134	*	GSI Technology, Inc	51
23,300	*	GT Solar International, Inc	124
47,147		Harman International Industries, Inc	886
68,074	*	Harmonic, Inc	401
101,554		Harris Corp	2,880
42,057	*	Harris Stratex Networks, Inc (Class A)	273
21,557	*	Helen of Troy Ltd	362
72,515	*	Hexcel Corp	691
17,117	*	Hittite Microwave Corp	595
21,588		Imation Corp	164
67,383	*	Infinera Corp	615
124,419	*	Integrated Device Technology, Inc	751
4,296,180		Intel Corp	71,102
17,151	*	Intellon Corp	73
34,659	*	InterDigital, Inc	847
54,670	*	International Rectifier Corp	810
94,162		Intersil Corp (Class A)	1,184
17,746	*	IPG Photonics Corp	195
12,510	*	iRobot Corp	162
16,725		IXYS Corp	169
161,842	*	JDS Uniphase Corp	926
89,360		L-3 Communications Holdings, Inc	6,199
81,127	*	Lattice Semiconductor Corp	153
32,522		Lincoln Electric Holdings, Inc	1,172
170,428		Linear Technology Corp	3,979
17,104	*	Littelfuse, Inc	341
8,072	*	Loral Space & Communications, Inc	208
12,960		LSI Industries, Inc	71
494,222	*	LSI Logic Corp	2,254
394,842	*	Marvell Technology Group Ltd	4,596
236,420		Maxim Integrated Products, Inc	3,709

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,242	*	Maxwell Technologies, Inc	$238
172,909	*	MEMC Electronic Materials, Inc	3,080
10,978	*	MEMSIC, Inc	47
13,858	*	Mercury Computer Systems, Inc	128
28,385		Methode Electronics, Inc	199
40,439		Micrel, Inc	296
140,338		Microchip Technology, Inc	3,165
647,147	*	Micron Technology, Inc	3,275
62,654	*	Microsemi Corp	865
45,471	*	Microtune, Inc	106
39,510	*	Microvision, Inc	121
33,720	*	MIPS Technologies, Inc	101
101,907		Molex, Inc	1,585
25,869	*	Monolithic Power Systems, Inc	580
32,329	*	Moog, Inc (Class A)	834
1,757,823		Motorola, Inc	11,654
6,600	*	Multi-Fineline Electronix, Inc	141
3,938		National Presto Industries, Inc	300
173,758		National Semiconductor Corp	2,181
255,299	*	NetApp, Inc	5,034
13,186	*	Netlogic Microsystems, Inc	481
72,689	*	Novellus Systems, Inc	1,214
3,184	*	NVE Corp	155
418,619	*	Nvidia Corp	4,726
39,050	*	Omnivision Technologies, Inc	406
321,621	*	ON Semiconductor Corp	2,206
63,876	*	Openwave Systems, Inc	143
15,398	*	Oplink Communications, Inc	176
13,224	*	OpNext, Inc	28
6,196	*	Orion Energy Systems, Inc	23
10,891	*	OSI Systems, Inc	227
18,452		Park Electrochemical Corp	397
16,717	*	Parkervision, Inc	51
19,298	*	Pericom Semiconductor Corp	162
29,346	*	Photronics, Inc	119
37,039		Plantronics, Inc	700
31,345	*	Plexus Corp	641
26,715	*	PLX Technology, Inc	101
170,759	*	PMC - Sierra, Inc	1,359
64,770	*	Polycom, Inc	1,313
21,500	*	Polypore International, Inc	239
5,761	*	Powell Industries, Inc	214
20,115		Power Integrations, Inc	479
51,516	*	Power-One, Inc	77
96,435	*	Powerwave Technologies, Inc	155
92,060	*	QLogic Corp	1,167
1,273,066		Qualcomm, Inc	57,543
80,610	*	Rambus, Inc	1,249
11,399		Raven Industries, Inc	292
26,941		Regal-Beloit Corp	1,070
213,104	*	RF Micro Devices, Inc	801
12,342	*	Rogers Corp	250
9,394	*	Rubicon Technology, Inc	134
38,773	*	SatCon Technology Corp	70

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,571	*	Seachange International, Inc	$173
47,571	*	Semtech Corp	757
31,292	*	ShoreTel, Inc	250
56,384	*	Silicon Image, Inc	130
34,296	*	Silicon Laboratories, Inc	1,301
72,899	*	Silicon Storage Technology, Inc	136
128,457	*	Skyworks Solutions, Inc	1,256
35,494	*	Smart Modular Technologies WWH, Inc	81
9,719	*	Spectrum Control, Inc	86
18,903	*	Standard Microsystems Corp	387
30,081	*	Starent Networks Corp	734
10,374	*	Stoneridge, Inc	50
74,060	*	Sunpower Corp (Class A)	1,973
8,595	*	Supertex, Inc	216
148,619	*	Sycamore Networks, Inc	465
35,188	*	Symmetricom, Inc	203
26,694	*	Synaptics, Inc	1,032
38,313		Technitrol, Inc	248
10,550	*	Techwell, Inc	90
50,795	*	Tekelec	855
30,469		Teleflex, Inc	1,366
303,944	*	Tellabs, Inc	1,742
36,930	*	Tessera Technologies, Inc	934
980,616		Texas Instruments, Inc	20,887
41,326	*	Thomas & Betts Corp	1,193
40,125	*	Trident Microsystems, Inc	70
121,131	*	Triquint Semiconductor, Inc	643
32,309	*	TTM Technologies, Inc	257
9,064	*	Ultralife Corp	65
22,074	*	Universal Display Corp	216
8,900	*	Universal Electronics, Inc	180
42,939	*	US Geothermal, Inc	61
87,200	*	Utstarcom, Inc	142
36,704	*	Valence Technology, Inc	66
56,829	*	Varian Semiconductor Equipment Associates, Inc	1,363
20,875	*	Viasat, Inc	535
12,845		Vicor Corp	93
12,385	*	Virage Logic Corp	56
138,523	*	Vishay Intertechnology, Inc	941
18,190	*	Volterra Semiconductor Corp	239
56,606		Whirlpool Corp	2,409
16,874	*	White Electronic Designs Corp	78
210,285		Xilinx, Inc	4,302
47,197	*	Zix Corp	71
19,213	*	Zoltek Cos, Inc	187
42,064	*	Zoran Corp	458
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	617,487

ENGINEERING AND MANAGEMENT SERVICES - 0.99%
19,818	*	Accelrys, Inc	117
470,057		Accenture Ltd (Class A)	15,728
13,465	*	Advisory Board Co	346
72,536	*	Aecom Technology Corp	2,321
10,564	*	Affymax, Inc	195

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
110,387	*	Amylin Pharmaceuticals, Inc	$1,491
68,338	*	Ariad Pharmaceuticals, Inc	109
7,981		CDI Corp	89
62,836	*	Celera Corp	479
16,785	*	comScore, Inc	224
8,356	*	Cornell Cos, Inc	135
27,057		Corporate Executive Board Co	562
8,400	*	CRA International, Inc	233
19,233		Diamond Management & Technology Consultants, Inc	81
40,474	*	Dyax Corp	87
35,238	*	eResearch Technology, Inc	219
87,374	*	Exelixis, Inc	426
11,236	*	Exponent, Inc	275
139,160		Fluor Corp	7,139
9,375	*	Franklin Covey Co	58
25,764	*	Furmanite Corp	115
47,841	*	Genpact Ltd	562
40,128	*	Gen-Probe, Inc	1,724
64,008	*	Hewitt Associates, Inc (Class A)	1,906
17,074	*	Hill International, Inc	73
16,505	*	Huron Consulting Group, Inc	763
6,713	*	ICF International, Inc	185
53,977	*	Incyte Corp	178
14,237	*	Infinity Pharmaceuticals, Inc	83
95,079	*	Insmed, Inc	95
74,058	*	Isis Pharmaceuticals, Inc	1,222
94,209	*	Jacobs Engineering Group, Inc	3,966
122,850		KBR, Inc	2,265
10,294	*	Kendle International, Inc	126
7,375		Landauer, Inc	452
60,298	*	Lexicon Pharmaceuticals, Inc	75
34,898	*	Luminex Corp	647
14,380		MAXIMUS, Inc	593
16,427	*	Maxygen, Inc	110
175,224	*	McDermott International, Inc	3,559
7,039	*	Michael Baker Corp	298
73,098	*	Myriad Genetics, Inc	2,605
40,393	*	Navigant Consulting, Inc	522
24,067	*	Omnicell, Inc	259
246,791		Paychex, Inc	6,219
47,888	*	Regeneron Pharmaceuticals, Inc	858
21,650	*	Repligen Corp	119
32,857	*	Resources Connection, Inc	564
26,264	*	Rigel Pharmaceuticals, Inc	318
38,631	*	RTI Biologics, Inc	166
161,338	*	SAIC, Inc	2,993
25,904	*	Sangamo Biosciences, Inc	128
50,281	*	Savient Pharmaceuticals, Inc	697
51,520	*	Seattle Genetics, Inc	501
47,243	*	Sequenom, Inc	185
63,956	*	Shaw Group, Inc	1,753
8,699	*	Stanley, Inc	286
24,068	*	Symyx Technologies, Inc	141
7,624	*	Tejon Ranch Co	202

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,935	*	Tetra Tech, Inc	$1,373
4,824	*	Transcend Services, Inc	76
63,697	*	URS Corp	3,154
64,410	*	VCA Antech, Inc	1,719
2,793		VSE Corp	73
33,194		Watson Wyatt & Co Holdings (Class A)	1,246
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	75,468

FABRICATED METAL PRODUCTS - 0.56%
25,734	*	Alliant Techsystems, Inc	2,120
7,062		Ameron International Corp	473
52,516		Aptargroup, Inc	1,773
72,122		Ball Corp	3,258
5,100	*	Bway Holding Co	89
23,060	*	Chart Industries, Inc	419
12,832		CIRCOR International, Inc	303
86,134		Commercial Metals Co	1,381
38,327		Crane Co	855
121,193	*	Crown Holdings, Inc	2,926
12,440		Dynamic Materials Corp	240
37,869	*	Griffon Corp	315
9,089		Gulf Island Fabrication, Inc	144
4,401	*	Hawk Corp	61
344,134		Illinois Tool Works, Inc	12,850
10,094		Insteel Industries, Inc	83
9,968	*	Ladish Co, Inc	129
25,129	*	Mobile Mini, Inc	369
95,877		Mueller Water Products, Inc (Class A)	359
15,669	*	NCI Building Systems, Inc	41
9,775	*	North American Galvanizing & Coating, Inc	59
123,007		Parker Hannifin Corp	5,284
75,224		Pentair, Inc	1,927
26,576		Quanex Building Products Corp	298
21,540		Silgan Holdings, Inc	1,056
29,264		Simpson Manufacturing Co, Inc	633
5,034	*	SmartHeat, Inc	34
40,347	*	Smith & Wesson Holding Corp	229
43,917		Snap-On, Inc	1,262
59,599		Stanley Works	2,018
14,503		Sturm Ruger & Co, Inc	180
7,928		Sun Hydraulics Corp	128
44,785	*	Taser International, Inc	204
9,351	*	Trimas Corp	32
16,165		Valmont Industries, Inc	1,165
23,144		Watts Water Technologies, Inc (Class A)	499
		TOTAL FABRICATED METAL PRODUCTS	43,196

FISHING, HUNTING, AND TRAPPING - 0.00%**
5,153	*	HQ Sustainable Maritime Industries, Inc	47
7,067	*	Zapata Corp	48
		TOTAL FISHING, HUNTING, AND TRAPPING	95

FOOD AND KINDRED PRODUCTS - 4.00%
20,643	*	AgFeed Industries, Inc	122

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,818	*	American Dairy, Inc	$270
16,175	*	American Italian Pasta Co	471
492,850		Archer Daniels Midland Co	13,194
10,877		B&G Foods, Inc (Class A)	91
6,482	*	Boston Beer Co, Inc (Class A)	192
93,492		Bunge Ltd	5,633
150,911		Campbell Soup Co	4,440
51,442	*	Central Garden and Pet Co (Class A)	507
4,202		Coca-Cola Bottling Co Consolidated	232
1,779,495		Coca-Cola Co	85,399
236,657		Coca-Cola Enterprises, Inc	3,940
342,726		ConAgra Foods, Inc	6,532
145,538	*	Constellation Brands, Inc (Class A)	1,845
57,268		Corn Products International, Inc	1,534
60,640	*	Darling International, Inc	400
151,457		Del Monte Foods Co	1,421
14,403		Diamond Foods, Inc	402
193,600	*	Dr Pepper Snapple Group, Inc	4,102
5,320		Farmer Bros Co	122
60,388		Flowers Foods, Inc	1,319
252,177		General Mills, Inc	14,127
241,707		H.J. Heinz Co	8,629
53,236	*	Hansen Natural Corp	1,641
119,986		Hershey Co	4,319
53,410		Hormel Foods Corp	1,845
8,158		Imperial Sugar Co	99
11,326		J&J Snack Foods Corp	407
90,975		J.M. Smucker Co	4,427
196,325		Kellogg Co	9,143
1,132,301		Kraft Foods, Inc (Class A)	28,694
15,418		Lancaster Colony Corp	679
23,149		Lance, Inc	535
3,603	*	Lifeway Foods, Inc	46
8,556	*	M&F Worldwide Corp	171
99,509		McCormick & Co, Inc	3,237
26,200	*	Mead Johnson Nutrition Co	832
97,812		Molson Coors Brewing Co (Class B)	4,140
5,604	*	National Beverage Corp	60
13,326	*	Omega Protein Corp	54
12,378	*	Overhill Farms, Inc	65
12,195	*	Peet's Coffee & Tea, Inc	307
107,664		Pepsi Bottling Group, Inc	3,643
44,594		PepsiAmericas, Inc	1,196
1,197,497		PepsiCo, Inc	65,815
43,201	*	Ralcorp Holdings, Inc	2,632
129,296		Reynolds American, Inc	4,994
16,068		Sanderson Farms, Inc	723
533,701		Sara Lee Corp	5,209
4,892	*	Seneca Foods Corp	163
53,670	*	Smart Balance, Inc	365
93,227	*	Smithfield Foods, Inc	1,302
19,889		Tootsie Roll Industries, Inc	451
23,212	*	TreeHouse Foods, Inc	668
230,818		Tyson Foods, Inc (Class A)	2,911

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL FOOD AND KINDRED PRODUCTS	$305,697

FOOD STORES - 0.33%
837		Arden Group, Inc (Class A)	105
34,215	*	Great Atlantic & Pacific Tea Co, Inc	145
8,163		Ingles Markets, Inc (Class A)	124
500,140		Kroger Co	11,028
21,048	*	Panera Bread Co (Class A)	1,050
16,292	*	Pantry, Inc	270
33,448		Ruddick Corp	784
326,645		Safeway, Inc	6,654
175,275		Supervalu, Inc	2,270
5,570	*	Susser Holdings Corp	62
4,652		Village Super Market (Class A)	138
8,834		Weis Markets, Inc	296
83,804	*	Whole Foods Market, Inc	1,591
41,829	*	Winn-Dixie Stores, Inc	525
		TOTAL FOOD STORES	25,042

FORESTRY - 0.09%
59,587		Rayonier, Inc	2,166
160,914		Weyerhaeuser Co	4,897
		TOTAL FORESTRY	7,063

FURNITURE AND FIXTURES - 0.13%
7,057	*	Astronics Corp	73
18,783		Ethan Allen Interiors, Inc	195
34,198		Furniture Brands International, Inc	104
41,802		Herman Miller, Inc	641
45,716		Hill-Rom Holdings, Inc	742
33,809		HNI Corp	611
7,413		Hooker Furniture Corp	85
18,600		Kimball International, Inc (Class B)	116
47,219	*	Kinetic Concepts, Inc	1,286
53,628		La-Z-Boy, Inc	253
119,468		Leggett & Platt, Inc	1,820
273,844		Masco Corp	2,624
28,667	*	Sealy Corp	56
7,908	*	Stanley Furniture Co, Inc	85
54,705		Steelcase, Inc (Class A)	318
57,532		Tempur-Pedic International, Inc	752
		TOTAL FURNITURE AND FIXTURES	9,761

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
199,344	*	Bed Bath & Beyond, Inc	6,130
257,929		Best Buy Co, Inc	8,638
126,094	*	GameStop Corp (Class A)	2,775
16,062		Haverty Furniture Cos, Inc	147
9,008	*	hhgregg, Inc	137
35,963		Knoll, Inc	273
64,355	*	Pier 1 Imports, Inc	128
95,926		RadioShack Corp	1,339
6,400	*	Rex Stores Corp	64
21,617	*	Tuesday Morning Corp	73

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
71,873		Williams-Sonoma, Inc	$853
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	20,557

GENERAL BUILDING CONTRACTORS - 0.19%
1,271	*	Amrep Corp	14
3,890	*	Avatar Holdings, Inc	71
36,219	*	Beazer Homes USA, Inc	66
7,978		Brookfield Homes Corp	32
4,557	*	Cavco Industries, Inc	115
95,498		Centex Corp	808
212,707		DR Horton, Inc	1,991
40,248	*	Hovnanian Enterprises, Inc (Class A)	95
58,687		KB Home	803
104,590		Lennar Corp (Class A)	1,013
16,303	*	M/I Homes, Inc	160
17,708		McGrath RentCorp	338
28,595		MDC Holdings, Inc	861
24,046	*	Meritage Homes Corp	454
4,402	*	NVR, Inc	2,211
20,289	*	Perini Corp	352
163,796		Pulte Homes, Inc	1,446
35,106		Ryland Group, Inc	588
95,329	*	Standard-Pacific Corp	194
13,336	*	Team, Inc	209
103,635	*	Toll Brothers, Inc	1,759
40,621		Walter Industries, Inc	1,472
		TOTAL GENERAL BUILDING CONTRACTORS	15,052

GENERAL MERCHANDISE STORES - 1.97%
34,292	*	99 Cents Only Stores	466
65,532	*	Big Lots, Inc	1,378
41,867	*	BJ's Wholesale Club, Inc	1,349
39,621		Casey's General Stores, Inc	1,018
8,648	*	Conn's, Inc	108
333,824		Costco Wholesale Corp	15,256
41,061		Dillard's, Inc (Class A)	378
109,043		Family Dollar Stores, Inc	3,086
29,664		Fred's, Inc (Class A)	374
170,017		JC Penney Co, Inc	4,881
321,688		Macy's, Inc	3,783
17,729	*	Retail Ventures, Inc	39
95,426	*	Saks, Inc	423
38,145	*	Sears Holdings Corp	2,537
17,973	*	Stein Mart, Inc	159
579,069		Target Corp	22,856
316,804		TJX Companies, Inc	9,967
1,701,327		Wal-Mart Stores, Inc	82,412
		TOTAL GENERAL MERCHANDISE STORES	150,470

HEALTH SERVICES - 1.20%
18,580	*	Alliance Imaging, Inc	136
34,529	*	Allied Healthcare International, Inc	75
4,568	*	Almost Family, Inc	119
21,596	*	Amedisys, Inc	713

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,404	*	America Service Group, Inc	$103
9,851	*	American Dental Partners, Inc	89
231,710		AmerisourceBergen Corp	4,111
24,648	*	Amsurg Corp	528
8,583	*	Assisted Living Concepts, Inc (A Shares)	125
9,068	*	Bio-Reference Labs, Inc	287
27,594		Brookdale Senior Living, Inc	269
5,440	*	China Sky One Medical, Inc	73
70,912	*	Community Health Systems, Inc	1,791
23,514	*	Continucare Corp	55
6,016	*	Corvel Corp	137
48,429	*	Covance, Inc	2,383
114,216	*	Coventry Health Care, Inc	2,137
22,090	*	Cross Country Healthcare, Inc	152
27,223	*	CryoLife, Inc	151
79,964	*	DaVita, Inc	3,955
42,717	*	Edwards Lifesciences Corp	2,906
17,698	*	eHealth, Inc	312
14,234	*	Emeritus Corp	188
6,373		Ensign Group, Inc	91
18,855	*	Enzo Biochem, Inc	84
190,840	*	Express Scripts, Inc	13,120
11,423	*	Genomic Health, Inc	198
12,933	*	Genoptix, Inc	414
22,160	*	Gentiva Health Services, Inc	365
18,744	*	Health Grades, Inc	73
197,006	*	Health Management Associates, Inc (Class A)	973
66,400	*	Healthsouth Corp	959
28,116	*	Healthways, Inc	378
40,949	*	Immunomedics, Inc	104
12,425	*	IPC The Hospitalist Co, Inc	332
29,869	*	Kindred Healthcare, Inc	369
83,085	*	Laboratory Corp of America Holdings	5,632
11,885	*	LCA-Vision, Inc	50
14,598	*	LHC Group, Inc	324
6,348	*	Life Sciences Research, Inc	46
41,072	*	LifePoint Hospitals, Inc	1,078
53,547	*	Lincare Holdings, Inc	1,259
27,118	*	Magellan Health Services, Inc	890
208,028		McKesson Corp	9,153
11,469	*	Medcath Corp	135
369,902	*	Medco Health Solutions, Inc	16,872
6,892		National Healthcare Corp	261
76,148	*	Nektar Therapeutics	493
15,155	*	Nighthawk Radiology Holdings, Inc	56
16,021	*	NovaMed, Inc	63
25,907	*	Odyssey HealthCare, Inc	266
89,050		Omnicare, Inc	2,294
35,963	*	Pediatrix Medical Group, Inc	1,515
81,765		Pharmaceutical Product Development, Inc	1,899
43,029	*	Psychiatric Solutions, Inc	978
119,148		Quest Diagnostics, Inc	6,724
16,070	*	RehabCare Group, Inc	385
15,881	*	Skilled Healthcare Group, Inc (Class A)	119

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,332	*	Sun Healthcare Group, Inc	$340
35,130	*	Sunrise Senior Living, Inc	58
367,275	*	Tenet Healthcare Corp	1,036
35,848		Universal Health Services, Inc (Class B)	1,751
8,422	*	US Physical Therapy, Inc	124
5,340	*	Virtual Radiologic Corp	48
		TOTAL HEALTH SERVICES	92,104

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
6,669	*	Broadwind Energy, Inc	75
15,782	*	Comverge, Inc	191
25,588		Granite Construction, Inc	852
28,862		Great Lakes Dredge & Dock Corp	138
7,262	*	LB Foster Co (Class A)	218
23,922	*	Matrix Service Co	275
13,261	*	MYR Group, Inc	269
15,593	*	Orion Marine Group, Inc	296
8,423	*	Sterling Construction Co, Inc	129
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,443

HOLDING AND OTHER INVESTMENT OFFICES - 2.65%
30,272		Acadia Realty Trust	395
31,920	*	Affiliated Managers Group, Inc	1,857
5,860		Agree Realty Corp	107
1,723		Alexander's, Inc	465
30,074		Alexandria Real Estate Equities, Inc	1,076
151,445		Allied Capital Corp	527
111,148		AMB Property Corp	2,091
39,859		American Campus Communities, Inc	884
6,963		American Capital Agency Corp	160
12,511	*	Ampal American Israel (Class A)	31
414,183		Annaly Mortgage Management, Inc	6,271
40,991		Anthracite Capital, Inc	25
77,536		Anworth Mortgage Asset Corp	559
90,262		Apartment Investment & Management Co (Class A)	799
59,957		Ashford Hospitality Trust, Inc	168
10,813		Associated Estates Realty Corp	64
60,592		AvalonBay Communities, Inc	3,390
76,686		BioMed Realty Trust, Inc	784
92,609		Boston Properties, Inc	4,417
98,418		Brandywine Realty Trust	733
39,170		BRE Properties, Inc (Class A)	931
50,873		Camden Property Trust	1,404
8,730	*	Cape Bancorp, Inc	75
30,528		Capital Lease Funding, Inc	84
2,167		Capital Southwest Corp	157
47,889		Capstead Mortgage Corp	609
9,676		Care Investment Trust, Inc	50
55,259		CBL & Associates Properties, Inc	298
31,340		Cedar Shopping Centers, Inc	142
5,581		Cherokee, Inc	111
20,827		Cogdell Spencer, Inc	89
37,771		Colonial Properties Trust	280
43,764		Corporate Office Properties Trust	1,284

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,146		Cousins Properties, Inc	$290
13,235		Danvers Bancorp, Inc	178
134,600		DCT Industrial Trust, Inc	549
107,405		Developers Diversified Realty Corp	524
82,463		DiamondRock Hospitality Co	516
58,071		Digital Realty Trust, Inc	2,082
88,791		Douglas Emmett, Inc	798
173,154		Duke Realty Corp	1,519
9,022		Dynex Capital, Inc	74
19,564		EastGroup Properties, Inc	646
18,827		Education Realty Trust, Inc	81
26,837		Entertainment Properties Trust	553
15,082		Equity Lifestyle Properties, Inc	561
26,061		Equity One, Inc	346
208,564		Equity Residential	4,636
20,677		Essex Property Trust, Inc	1,287
62,323		Extra Space Storage, Inc	520
44,743		Federal Realty Investment Trust	2,305
48,174		FelCor Lodging Trust, Inc	119
42,593		First Industrial Realty Trust, Inc	185
25,392		First Potomac Realty Trust	248
48,173		Franklin Street Properties Corp	638
14,898		Getty Realty Corp	281
15,081		Gladstone Capital Corp	114
6,667		Gladstone Commercial Corp	86
26,916		Glimcher Realty Trust	78
58,824		Gramercy Capital Corp	95
16,757	*	Harris & Harris Group, Inc	98
27,878		Hatteras Financial Corp	797
210,197		HCP, Inc	4,454
84,538		Health Care REIT, Inc	2,883
45,444		Healthcare Realty Trust, Inc	765
46,608		Hersha Hospitality Trust	116
54,288		Highwoods Properties, Inc	1,214
33,859	*	Hilltop Holdings, Inc	402
25,152		Home Properties, Inc	858
71,378		Hospitality Properties Trust	849
457,977		Host Marriott Corp	3,842
177,977		HRPT Properties Trust	723
53,550		Inland Real Estate Corp	375
45,179		Investors Real Estate Trust	402
1,216,233		iShares Russell 3000 Index Fund	65,469
84,164	*	iStar Financial, Inc	239
27,816		Kilroy Realty Corp	571
287,050		Kimco Realty Corp	2,885
35,097		Kite Realty Group Trust	102
40,868		LaSalle Hotel Properties	504
64,696		Lexington Corporate Properties Trust	220
80,150		Liberty Property Trust	1,847
17,555		LTC Properties, Inc	359
60,902		Macerich Co	1,072
59,666		Mack-Cali Realty Corp	1,360
5,395	*	Main Street Capital Corp	74
70,910		Medical Properties Trust, Inc	430

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
166,919		MFA Mortgage Investments, Inc	$1,155
21,993		Mid-America Apartment Communities, Inc	807
14,218		Mission West Properties, Inc	97
13,926		Monmouth Real Estate Investment Corp (Class A)	82
17,411		MVC Capital, Inc	147
21,615		National Health Investors, Inc	577
61,154		National Retail Properties, Inc	1,061
78,255		Nationwide Health Properties, Inc	2,014
63,283		NorthStar Realty Finance Corp	179
61,387		Omega Healthcare Investors, Inc	953
16,523		Parkway Properties, Inc	215
28,926		Pennsylvania Real Estate Investment Trust	145
124,741		Plum Creek Timber Co, Inc	3,715
36,066		Post Properties, Inc	485
30,602		Potlatch Corp	743
338,933		Prologis	2,732
32,946		Prospect Capital Corp	303
11,782		PS Business Parks, Inc	571
103,640		Public Storage, Inc	6,786
79,770		RAIT Investment Trust	109
11,548		Ramco-Gershenson Properties	116
79,144		Realty Income Corp	1,735
59,452		Redwood Trust, Inc	878
60,874		Regency Centers Corp	2,125
15,662		Resource Capital Corp	50
6,560		Saul Centers, Inc	194
91,682		Senior Housing Properties Trust	1,496
182,125		Simon Property Group, Inc	9,366
58,802		SL Green Realty Corp	1,349
16,182		Sovran Self Storage, Inc	398
8,406	*	SRS Labs, Inc	56
55,726		Strategic Hotels & Resorts, Inc	62
12,790		Sun Communities, Inc	176
61,997		Sunstone Hotel Investors, Inc	332
28,191		Tanger Factory Outlet Centers, Inc	914
39,722		Taubman Centers, Inc	1,067
116,061		UDR, Inc	1,199
6,794		UMH Properties, Inc	54
10,285		Universal Health Realty Income Trust	324
19,529		Urstadt Biddle Properties, Inc (Class A)	275
52,891		U-Store-It Trust	259
21,439	*	Vantage Drilling Co	38
119,579		Ventas, Inc	3,571
221,694		Virgin Media, Inc	2,073
4,394	*	Virtus Investment Partners, Inc	65
116,965		Vornado Realty Trust	5,267
50,291		WABCO Holdings, Inc	890
16,401	*	Walter Investment Management Corp	218
44,612		Washington Real Estate Investment Trust	998
81,200		Weingarten Realty Investors	1,178
8,043		Winthrop Realty Trust	72
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	202,207

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
HOTELS AND OTHER LODGING PLACES - 0.24%
18,496		Ameristar Casinos, Inc	$352
15,345	*	Bluegreen Corp	39
43,845		Boyd Gaming Corp	373
22,909		Choice Hotels International, Inc	610
28,655	*	Gaylord Entertainment Co	364
21,853	*	Great Wolf Resorts, Inc	45
9,907	*	Isle of Capri Casinos, Inc	132
239,262	*	Las Vegas Sands Corp	1,881
14,891		Marcus Corp	157
227,841		Marriott International, Inc (Class A)	5,028
150,481	*	MGM Mirage	962
8,692	*	Monarch Casino & Resort, Inc	63
14,393	*	Morgans Hotel Group Co	55
67,477	*	Orient-Express Hotels Ltd (Class A)	573
11,051	*	Outdoor Channel Holdings, Inc	65
9,873	*	Red Lion Hotels Corp	47
142,945		Starwood Hotels & Resorts Worldwide, Inc	3,173
22,214	*	Vail Resorts, Inc	596
137,321		Wyndham Worldwide Corp	1,664
51,255		Wynn Resorts Ltd	1,809
		TOTAL HOTELS AND OTHER LODGING PLACES	17,988

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.27%
19,106	*	3PAR, Inc	237
8,853		Aaon, Inc	176
43,614		Actuant Corp (Class A)	532
70,119	*	AGCO Corp	2,039
4,490		Alamo Group, Inc	45
68,477	*	Allis-Chalmers Energy, Inc	158
18,705	*	Altra Holdings, Inc	140
8,632		Ampco-Pittsburgh Corp	202
1,018,865		Applied Materials, Inc	11,177
5,631	*	Argan, Inc	80
13,287	*	Astec Industries, Inc	394
46,778		Black & Decker Corp	1,342
13,787		Black Box Corp	461
27,159	*	Blount International, Inc	234
6,303	*	Bolt Technology Corp	71
39,839		Briggs & Stratton Corp	531
296,501	*	Brocade Communications Systems, Inc	2,319
52,087	*	Brooks Automation, Inc	233
57,569		Bucyrus International, Inc (Class A)	1,644
46,691		Carlisle Cos, Inc	1,122
8,145		Cascade Corp	128
463,840		Caterpillar, Inc	15,326
50,384	*	Cirrus Logic, Inc	227
25,795	*	Colfax Corp	199
12,813	*	Columbus McKinnon Corp	162
22,453	*	Cray, Inc	177
155,436		Cummins, Inc	5,473
34,757		Curtiss-Wright Corp	1,033
22,436	*	Cymer, Inc	667
324,076		Deere & Co	12,947
1,319,546	*	Dell, Inc	18,117

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
50,890		Diebold, Inc	$1,341
59,606		Donaldson Co, Inc	2,065
142,965		Dover Corp	4,731
63,078	*	Dresser-Rand Group, Inc	1,646
22,541	*	Dril-Quip, Inc	859
1,543,634	*	EMC Corp	20,222
65,177	*	Emulex Corp	637
37,016	*	Ener1, Inc	202
19,155	*	ENGlobal Corp	94
15,889	*	EnPro Industries, Inc	286
86,789	*	Entegris, Inc	236
89,895	*	Extreme Networks, Inc	180
10,864	*	Flanders Corp	66
26,655	*	Flow International Corp	63
43,431		Flowserve Corp	3,032
94,805	*	FMC Technologies, Inc	3,563
12,288	*	Fuel Tech, Inc	119
39,732	*	Gardner Denver, Inc	1,000
12,797		Gorman-Rupp Co	258
46,150		Graco, Inc	1,016
13,951		Graham Corp	186
8,903	*	Harbin Electric, Inc	139
1,839,868		Hewlett-Packard Co	71,111
3,857	*	Hurco Cos, Inc	60
61,072		IDEX Corp	1,501
18,659	*	Immersion Corp	92
48,048	*	Intermec, Inc	620
1,016,443		International Business Machines Corp	106,136
227,144		International Game Technology	3,611
14,156	*	Intevac, Inc	123
19,132	*	Isilon Systems, Inc	81
138,754		ITT Industries, Inc	6,175
145,696		Jabil Circuit, Inc	1,081
20,027		John Bean Technologies Corp	251
455,382		Johnson Controls, Inc	9,890
79,248		Joy Global, Inc	2,831
9,545	*	Kadant, Inc	108
25,319		Kaydon Corp	824
57,312		Kennametal, Inc	1,099
40,500	*	Kulicke & Soffa Industries, Inc	139
95,650	*	Lam Research Corp	2,487
35,025		Lennox International, Inc	1,125
62,766	*	Lexmark International, Inc (Class A)	995
10,010		Lindsay Manufacturing Co	331
11,534		Lufkin Industries, Inc	485
103,194		Manitowoc Co, Inc	543
10,825		Met-Pro Corp	117
60,518	*	Micros Systems, Inc	1,532
12,902	*	Middleby Corp	567
24,902		Modine Manufacturing Co	120
3,910		Nacco Industries, Inc (Class A)	112
17,015	*	NATCO Group, Inc (Class A)	560
14,671	*	Natural Gas Services Group, Inc	195
36,296	*	Netezza Corp	302

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,403	*	Netgear, Inc	$352
25,532		Nordson Corp	987
248,026		Northrop Grumman Corp	11,330
36,849	*	Oil States International, Inc	892
90,100		Pall Corp	2,393
104,785		Palm, Inc	1,736
5,898	*	PAR Technology Corp	38
159,153		Pitney Bowes, Inc	3,490
9,152	*	PMFG, Inc	81
6,528		Primoris Services Corp	48
134,455	*	Quantum Corp	112
25,143	*	Rackable Systems, Inc	114
302,163		Raytheon Co	13,425
19,019	*	RBC Bearings, Inc	389
7,282	*	Rimage Corp	121
40,886	*	Riverbed Technology, Inc	948
19,984		Robbins & Myers, Inc	385
85,950	*	Safeguard Scientifics, Inc	113
174,115	*	SanDisk Corp	2,558
16,514		Sauer-Danfoss, Inc	101
19,852	*	Scansource, Inc	487
49,874	*	Scientific Games Corp (Class A)	787
376,618		Seagate Technology, Inc	3,939
86,617	*,m	Seagate Technology, Inc (Escrow)	–	^
15,689	*	Semitool, Inc	72
19,250	*	Sigma Designs, Inc	309
37,552		SPX Corp	1,839
13,669		Standex International Corp	159
19,954	*	STEC, Inc	463
16,272	*	Super Micro Computer, Inc	125
8,956	*	T-3 Energy Services, Inc	107
10,545	*	Tecumseh Products Co (Class A)	102
16,656		Tennant Co	306
132,505	*	Teradata Corp	3,105
79,671	*	Terex Corp	962
220,523		Textron, Inc	2,130
74,143		Timken Co	1,266
27,554		Toro Co	824
6,504		Twin Disc, Inc	44
18,851	*	Ultratech, Inc	232
95,763	*	Varian Medical Systems, Inc	3,365
58,568	*	VeriFone Holdings, Inc	440
18,286		Watsco, Inc	895
170,863	*	Western Digital Corp	4,528
46,214		Woodward Governor Co	915
46,516	*	Zebra Technologies Corp (Class A)	1,101
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	402,853

INSTRUMENTS AND RELATED PRODUCTS - 3.58%
15,924	*	Abaxis, Inc	327
27,756	*	Abiomed, Inc	245
26,489	*	Accuray, Inc	177
64,693	*	Affymetrix, Inc	384
263,023	*	Agilent Technologies, Inc	5,342

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,580	*	Align Technology, Inc	$504
234,578		Allergan, Inc	11,161
18,953	*	Alphatec Holdings, Inc	63
55,114	*	American Medical Systems Holdings, Inc	871
7,436		American Science & Engineering, Inc	514
10,953		Analogic Corp	405
14,600	*	Anaren, Inc	258
18,523	*	Angiodynamics, Inc	246
10,519	*	Argon ST, Inc	216
12,864	*	Aspect Medical Systems, Inc	76
1,039		Atrion Corp	139
35,190	*	ATS Medical, Inc	116
7,142	*	Axsys Technologies, Inc	383
11,864		Badger Meter, Inc	486
76,413		Bard (C.R.), Inc	5,689
465,484		Baxter International, Inc	24,653
55,391		Beckman Coulter, Inc	3,165
184,903		Becton Dickinson & Co	13,186
14,547	*	Bio-Rad Laboratories, Inc (Class A)	1,098
1,155,111	*	Boston Scientific Corp	11,713
12,772	*	Bovie Medical Corp	111
39,674	*	Bruker BioSciences Corp	367
12,419	*	Cantel Medical Corp	202
14,117	*	Cardiac Science Corp	57
18,454	*	CardioNet, Inc	301
42,022	*	Cepheid, Inc	396
23,514	*	Clarient, Inc	87
17,122	*	Coherent, Inc	354
15,857		Cohu, Inc	142
22,053	*	Conmed Corp	342
34,815		Cooper Cos, Inc	861
10,023	*	Cutera, Inc	86
19,734	*	Cyberonics, Inc	328
5,493	*	Cynosure, Inc (Class A)	42
197,780		Danaher Corp	12,211
17,304	*	Delcath Systems, Inc	62
114,341		Dentsply International, Inc	3,490
35,845	*	Depomed, Inc	116
34,877	*	DexCom, Inc	216
14,062	*	Dionex Corp	858
5,160	*	DXP Enterprises, Inc	59
209,804		Eastman Kodak Co	621
13,235	*	Electro-Optical Sciences, Inc	103
576,108		Emerson Electric Co	18,666
34,017	*	Endologix, Inc	114
11,853	*	EnteroMedics, Inc	39
19,238	*	ESCO Technologies, Inc	862
23,800	*	Esterline Technologies Corp	644
56,726	*	ev3, Inc	608
4,898	*	Exactech, Inc	71
12,851	*	FARO Technologies, Inc	200
27,915	*	FEI Co	639
8,200	*	FGX International Holdings Ltd	93
115,107	*	Flir Systems, Inc	2,597

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,173	*	Formfactor, Inc	$658
35,908	*	Fossil, Inc	865
87,170		Garmin Ltd	2,077
19,914	*	Haemonetics Corp	1,135
22,869	*	Hanger Orthopedic Group, Inc	311
19,183	*	Harvard Bioscience, Inc	76
9,696	*	Herley Industries, Inc	106
48,016		Hillenbrand, Inc	799
196,639	*	Hologic, Inc	2,798
8,752	*	Home Diagnostics, Inc	54
11,395	*	ICU Medical, Inc	469
10,189	*	ICx Technologies, Inc	61
13,461	*	I-Flow Corp	93
20,867	*	II-VI, Inc	463
95,406	*	Illumina, Inc	3,715
20,469	*	Insulet Corp	158
14,613	*	Integra LifeSciences Holdings Corp	387
29,049	*	Intuitive Surgical, Inc	4,754
24,872		Invacare Corp	439
66,411	*	ION Geophysical Corp	171
12,955	*	IRIS International, Inc	153
25,003	*	ISTA Pharmaceuticals, Inc	105
30,263	*	Itron, Inc	1,667
30,992	*	Ixia	209
8,260	*	Kensey Nash Corp	216
129,604		Kla-Tencor Corp	3,273
50,517	*	Kopin Corp	185
1,705	*	K-Tron International, Inc	136
10,929	*	KVH Industries, Inc	75
63,078	*	L-1 Identity Solutions, Inc	488
8,713	*	LaBarge, Inc	81
10,243	*	MAKO Surgical Corp	92
38,810	*	Masimo Corp	936
9,778	*	Measurement Specialties, Inc	69
9,627	*	Medical Action Industries, Inc	110
861,050		Medtronic, Inc	30,042
23,230	*	Merit Medical Systems, Inc	379
25,846	*	Mettler-Toledo International, Inc	1,994
10,806	*	Micrus Endovascular Corp	98
42,116	*	Millipore Corp	2,957
21,996		Mine Safety Appliances Co	530
35,548	*	MKS Instruments, Inc	469
12,667		Movado Group, Inc	134
13,932		MTS Systems Corp	288
44,405		National Instruments Corp	1,002
19,956	*	Natus Medical, Inc	230
10,524	*	Neogen Corp	305
27,910	*	Newport Corp	162
28,592	*	NuVasive, Inc	1,275
14,324	*	NxStage Medical, Inc	85
14,876	*	Orthofix International NV	372
46,144	*	Orthovita, Inc	238
2,713	*	OYO Geospace Corp	70
12,302	*	Palomar Medical Technologies, Inc	180

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

SHARES		COMPANY	(000)
89,639		PerkinElmer, Inc	$1,560
30,372	*	RAE Systems, Inc	42
57,773	*	Resmed, Inc	2,353
7,581	*	Rochester Medical Corp	102
109,405		Rockwell Automation, Inc	3,514
121,596		Rockwell Collins, Inc	5,074
11,197	*	Rockwell Medical Technologies, Inc	85
21,764	*	Rofin-Sinar Technologies, Inc	435
68,935		Roper Industries, Inc	3,123
20,900	*	Rudolph Technologies, Inc	115
11,900	*	Sirona Dental Systems, Inc	238
8,984	*	Somanetics Corp	148
15,050	*	SonoSite, Inc	302
21,581	*	Spectranetics Corp	106
265,416	*	St. Jude Medical, Inc	10,909
63,050	*	Star Scientific, Inc	56
16,786	*	Stereotaxis, Inc	65
44,141		STERIS Corp	1,151
259,364		Stryker Corp	10,307
33,149	*	Symmetry Medical, Inc	309
9,221	*	Synovis Life Technologies, Inc	192
29,457		Techne Corp	1,880
27,519	*	Teledyne Technologies, Inc	901
132,428	*	Teradyne, Inc	908
321,953	*	Thermo Electron Corp	13,127
43,318	*	Thoratec Corp	1,160
9,073	*	Trans1, Inc	57
90,408	*	Trimble Navigation Ltd	1,775
2,357		Utah Medical Products, Inc	63
22,745	*	Varian, Inc	897
12,709	*	Vascular Solutions, Inc	99
27,373	*	Veeco Instruments, Inc	317
11,927	*	Vital Images, Inc	135
56,585	*	Vivus, Inc	344
37,127	*	Volcano Corp	519
73,849	*	Waters Corp	3,801
28,863	*	Wright Medical Group, Inc	469
662,878		Xerox Corp	4,295
4,290		Young Innovations, Inc	93
164,951	*	Zimmer Holdings, Inc	7,027
14,948	*	Zoll Medical Corp	289
12,959	*	Zygo Corp	60
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	273,958

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
212,963		AON Corp	8,064
75,996		Arthur J. Gallagher & Co	1,622
88,825		Brown & Brown, Inc	1,770
14,025	*	Crawford & Co (Class B)	67
248,928		Hartford Financial Services Group, Inc	2,955
5,396		Life Partners Holdings, Inc	77
399,730		Marsh & McLennan Cos, Inc	8,046
36,167		National Financial Partners Corp	265
5,996		White Mountains Insurance Group Ltd	1,373

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	$24,239

INSURANCE CARRIERS - 3.25%
342,714		Aetna, Inc	8,585
358,524		Aflac, Inc	11,147
3,818	*	Alleghany Corp	1,035
37,855		Allied World Assurance Holdings Ltd	1,546
411,347		Allstate Corp	10,037
223,278		Ambac Financial Group, Inc	205
50,088		American Equity Investment Life Holding Co	279
65,151		American Financial Group, Inc	1,406
1,853,417		American International Group, Inc	2,150
12,181		American National Insurance Co	921
8,194		American Physicians Capital, Inc	321
4,784		American Physicians Service Group, Inc	109
7,468	*	American Safety Insurance Holdings Ltd	102
40,065	*	AMERIGROUP Corp	1,076
13,065	*	Amerisafe, Inc	203
17,807		Amtrust Financial Services, Inc	203
39,779	*	Arch Capital Group Ltd	2,330
23,723	*	Argo Group International Holdings Ltd	669
65,046		Aspen Insurance Holdings Ltd	1,453
89,185		Assurant, Inc	2,148
46,879		Assured Guaranty Ltd	580
109,056		Axis Capital Holdings Ltd	2,855
4,897		Baldwin & Lyons, Inc (Class B)	96
30,114	*	Catalyst Health Solutions, Inc	751
31,767	*	Centene Corp	635
269,881		Chubb Corp	10,763
209,097		Cigna Corp	5,037
110,799		Cincinnati Financial Corp	2,476
32,879	*	Citizens, Inc (Class A)	200
19,762		CNA Financial Corp	306
16,018	*	CNA Surety Corp	216
150,674	*	Conseco, Inc	357
32,864		Delphi Financial Group, Inc (Class A)	639
9,364		Donegal Group, Inc (Class A)	142
6,304		Eastern Insurance Holdings, Inc	59
4,503		EMC Insurance Group, Inc	94
37,852		Employers Holdings, Inc	513
38,059		Endurance Specialty Holdings Ltd	1,115
4,920	*	Enstar Group Ltd	290
22,958		Erie Indemnity Co (Class A)	821
47,283		Everest Re Group Ltd	3,384
10,036		FBL Financial Group, Inc (Class A)	83
178,542		Fidelity National Title Group, Inc (Class A)	2,416
13,254	*	First Acceptance Corp	28
70,891		First American Corp	1,837
8,814		First Mercury Financial Corp	121
29,997		Flagstone Reinsurance Holdings Ltd	309
6,887	*	Fpic Insurance Group, Inc	211
343,790		Genworth Financial, Inc (Class A)	2,403
20,683	*	Greenlight Capital Re Ltd (Class A)	358
7,438	*	Hallmark Financial Services	53

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,385		Hanover Insurance Group, Inc	$1,501
10,427		Harleysville Group, Inc	294
87,439		HCC Insurance Holdings, Inc	2,099
79,465	*	Health Net, Inc	1,236
44,595	*	Healthspring, Inc	484
29,235		Horace Mann Educators Corp	291
129,169	*	Humana, Inc	4,167
3,952		Independence Holding Co	25
10,619		Infinity Property & Casualty Corp	387
42,300		IPC Holdings Ltd	1,156
2,078		Kansas City Life Insurance Co	56
142,951		Leucadia National Corp	3,015
196,509		Lincoln National Corp	3,382
249,975		Loews Corp	6,849
34,934		Maiden Holdings Ltd	229
7,460	*	Markel Corp	2,101
37,052		Max Re Capital Ltd	684
103,730	*	MBIA, Inc	449
42,189		Meadowbrook Insurance Group, Inc	275
4,134		Mercer Insurance Group, Inc	66
19,709		Mercury General Corp	659
442,472		Metlife, Inc	13,280
30,372	*	Metropolitan Health Networks, Inc	61
101,479		MGIC Investment Corp	447
10,923	*	Molina Healthcare, Inc	261
67,583		Montpelier Re Holdings Ltd	898
11,286		National Interstate Corp	171
1,551		National Western Life Insurance Co (Class A)	181
10,494	*	Navigators Group, Inc	466
4,145		NYMAGIC, Inc	58
13,097		Odyssey Re Holdings Corp	524
183,477		Old Republic International Corp	1,807
20,220		OneBeacon Insurance Group Ltd (Class A)	236
42,656		PartnerRe Ltd	2,771
87,893		Phoenix Cos, Inc	147
40,201		Platinum Underwriters Holdings Ltd	1,149
22,267	*	PMA Capital Corp (Class A)	101
76,047		PMI Group, Inc	151
13,808		Presidential Life Corp	105
32,274	*	Primus Guaranty Ltd	76
238,284		Principal Financial Group	4,489
24,934	*	ProAssurance Corp	1,152
524,349		Progressive Corp	7,923
65,519		Protective Life Corp	750
325,342		Prudential Financial, Inc	12,109
76,216		Radian Group, Inc	207
15,001	*	RadNet, Inc	34
55,702		Reinsurance Group of America, Inc (Class A)	1,945
47,432		RenaissanceRe Holdings Ltd	2,207
14,489		RLI Corp	649
11,778		Safety Insurance Group, Inc	360
14,868	*	SeaBright Insurance Holdings, Inc	151
40,400		Selective Insurance Group, Inc	516
37,995		Stancorp Financial Group, Inc	1,090

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,480		State Auto Financial Corp	$166
12,744		Stewart Information Services Corp	182
63,422		Torchmark Corp	2,349
31,083		Tower Group, Inc	770
20,330		Transatlantic Holdings, Inc	881
448,919		Travelers Cos, Inc	18,425
14,800	*	Triple-S Management Corp (Class B)	231
27,654	*	United America Indemnity Ltd (Class A)	132
17,338		United Fire & Casualty Co	297
915,416		UnitedHealth Group, Inc	22,866
32,289		Unitrin, Inc	388
23,233	*	Universal American Financial Corp	203
10,064	*	Universal Insurance Holdings, Inc	51
253,873		UnumProvident Corp	4,026
31,865		Validus Holdings Ltd	700
102,893		W.R. Berkley Corp	2,209
32,075	*	WellCare Health Plans, Inc	593
371,560	*	WellPoint, Inc	18,909
921		Wesco Financial Corp	268
262,310		XL Capital Ltd (Class A)	3,006
29,373		Zenith National Insurance Corp	639
		TOTAL INSURANCE CARRIERS	248,241

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	117
88,315	*	Corrections Corp of America	1,500
39,357	*	Geo Group, Inc	731
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,348

LEATHER AND LEATHER PRODUCTS - 0.13%
243,462		Coach, Inc	6,545
69,894	*	CROCS, Inc	238
16,862	*	Genesco, Inc	316
45,765	*	Iconix Brand Group, Inc	704
13,378	*	Steven Madden Ltd	340
34,829	*	Timberland Co (Class A)	462
5,214		Weyco Group, Inc	120
38,905		Wolverine World Wide, Inc	859
		TOTAL LEATHER AND LEATHER PRODUCTS	9,584

LEGAL SERVICES - 0.03%
39,169	*	FTI Consulting, Inc	1,986
7,085	*	Pre-Paid Legal Services, Inc	309
		TOTAL LEGAL SERVICES	2,295

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
8,114	*	Emergency Medical Services Corp (Class A)	299
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	299

LUMBER AND WOOD PRODUCTS - 0.02%
8,518		American Woodmark Corp	204
9,014		Deltic Timber Corp	320
86,907	*	Louisiana-Pacific Corp	297

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,407		Skyline Corp	$161
14,766		Universal Forest Products, Inc	489
		TOTAL LUMBER AND WOOD PRODUCTS	1,471

METAL MINING - 0.54%
37,679	*	Allied Nevada Gold Corp	304
100,443		Cleveland-Cliffs, Inc	2,458
51,583	*	Coeur d'Alene Mines Corp	634
34,856		Foundation Coal Holdings, Inc	980
315,647		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,816
175,118	*	Hecla Mining Co	469
368,058		Newmont Mining Corp	15,043
50,856	*	Paramount Gold and Silver Corp	77
51,726	*	Patriot Coal Corp	330
45,043	*	Rosetta Resources, Inc	394
28,368		Royal Gold, Inc	1,183
19,857	*	ShengdaTech, Inc	75
135,177		Southern Copper Corp	2,763
30,773	*	Stillwater Mining Co	176
36,975	*	Uranerz Energy Corp	70
61,313	*	US Gold Corp	162
		TOTAL METAL MINING	40,934

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
14,119		Armstrong World Industries, Inc	233
4,923		Blyth, Inc	162
51,179		Callaway Golf Co	259
22,322		Daktronics, Inc	172
95,513		Hasbro, Inc	2,315
31,609	*	Intrepid Potash, Inc	888
19,429	*	Jakks Pacific, Inc	249
67,398	*	Jarden Corp	1,263
22,402	*	Leapfrog Enterprises, Inc	51
8,407		Marine Products Corp	32
276,921		Mattel, Inc	4,444
3,981	*	Oil-Dri Corp of America	59
14,785	*	RC2 Corp	196
38,355	*	Shuffle Master, Inc	254
4,356	*	Steinway Musical Instruments, Inc	47
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,624

MISCELLANEOUS RETAIL - 1.52%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	28
15,331	*	Allion Healthcare, Inc	91
252,957	*	Amazon.com, Inc	21,163
28,636		Barnes & Noble, Inc	591
15,894		Big 5 Sporting Goods Corp	176
10,266	*	Blue Nile, Inc	441
41,091	*	Borders Group, Inc	151
10,668	*	Build-A-Bear Workshop, Inc	48
30,566	*	Cabela's, Inc	376
22,738		Cash America International, Inc	532
44,420	*	CKX, Inc	315
46,768	*	Coldwater Creek, Inc	283

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,118,706		CVS Corp	$35,652
65,848	*	Dick's Sporting Goods, Inc	1,133
69,440	*	Dollar Tree, Inc	2,923
61,220	*	Drugstore.Com	111
36,390	*	Ezcorp, Inc (Class A)	392
7,272	*	Fuqi International, Inc	151
22,258	*	GSI Commerce, Inc	317
23,990	*	Hibbett Sports, Inc	432
30,139	*	HSN, Inc	319
19,736	*	Jo-Ann Stores, Inc	408
9,216	*	Kirkland's, Inc	111
38,265	*	Marvel Entertainment, Inc	1,362
32,978		MSC Industrial Direct Co (Class A)	1,170
24,699		Nutri/System, Inc	358
212,310	*	Office Depot, Inc	968
62,128		OfficeMax, Inc	390
11,517	*	Overstock.com, Inc	138
6,868	*	PC Connection, Inc	36
7,784	*	PC Mall, Inc	53
96,494		Petsmart, Inc	2,071
31,899	*	Priceline.com, Inc	3,559
12,378		Pricesmart, Inc	207
445,462	*	Rite Aid Corp	673
15,239	*	Shutterfly, Inc	213
65,800		Signet Jewelers Ltd	1,370
12,380	*	Stamps.com, Inc	105
547,559		Staples, Inc	11,044
9,938		Systemax, Inc	118
95,185		Tiffany & Co	2,414
763,070		Walgreen Co	22,434
22,988		World Fuel Services Corp	948
25,452	*	Zale Corp	88
12,255	*	Zumiez, Inc	98
		TOTAL MISCELLANEOUS RETAIL	115,961

MOTION PICTURES - 0.66%
10,098	*	Ascent Media Corp (Series A)	268
24,879	*	Avid Technology, Inc	334
8,632	*	Carmike Cinemas, Inc	72
21,687		Cinemark Holdings, Inc	245
86	*	Discovery Communications, Inc (Class A)	2
215,450	*	Discovery Communications, Inc (Class C)	4,423
55,599	*	DreamWorks Animation SKG, Inc (Class A)	1,534
11,202	*	Gaiam, Inc (Class A)	61
77,604	*	Macrovision Solutions Corp	1,692
30,800		National CineMedia, Inc	424
1,745,868		News Corp (Class A)	15,905
60,087		Regal Entertainment Group (Class A)	799
7,217	*	Rentrak Corp	119
920,798		Time Warner, Inc	23,195
114,426	*	tw telecom inc (Class A)	1,175
		TOTAL MOTION PICTURES	50,248

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
NONDEPOSITORY INSTITUTIONS - 0.61%
36,918		Advance America Cash Advance Centers, Inc	$164
165,645		American Capital Ltd	532
781,267		American Express Co	18,158
69,319	*	AmeriCredit Corp	939
108,197		Apollo Investment Corp	649
69,835		Ares Capital Corp	563
7,100		BlackRock Kelso Capital Corp	44
29,500	*	Boise, Inc	51
346,211		Capital One Financial Corp	7,576
177,435		CapitalSource, Inc	866
510,120		Chimera Investment Corp	1,780
300,540		CIT Group, Inc	646
16,600	*	CompuCredit Corp	38
6,526	*	Credit Acceptance Corp	143
369,234		Discover Financial Services	3,793
11,162	*	Encore Capital Group, Inc	148
2,603	*	ePlus, Inc	38
19,417		Financial Federal Corp	399
18,408	*	First Cash Financial Services, Inc	323
43,239	*	First Marblehead Corp	87
15,921		Gladstone Investment Corp	77
145,433		GLG Partners, Inc	595
60,592	*	Heckmann Corp	227
24,455		Hercules Technology Growth Capital, Inc	204
17,512	*	Information Services Group, Inc	53
8,511		Kohlberg Capital Corp	54
73,976		Lender Processing Services, Inc	2,054
50,285	*	MCG Capital Corp	122
9,981		Medallion Financial Corp	76
20,441	*	Mercadolibre, Inc	549
13,901	*	Nelnet, Inc (Class A)	189
9,384	*	NewStar Financial, Inc	18
12,077		NGP Capital Resources Co	71
29,717	*	Ocwen Financial Corp	385
13,973		PennantPark Investment Corp	99
41,814	*	PHH Corp	759
359,310	*	SLM Corp	3,690
2,846		Student Loan Corp	106
20,926		TICC Capital Corp	92
4,417	*	Tree.com, Inc	42
5,712	*	Triangle Capital Corp	62
12,929	*	World Acceptance Corp	257
		TOTAL NONDEPOSITORY INSTITUTIONS	46,718

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
18,209		AMCOL International Corp	393
28,828	*	Cardium Therapeutics, Inc	53
24,755		Compass Minerals International, Inc	1,359
45,354	*	General Moly, Inc	101
1,357	*	United States Lime & Minerals, Inc	58
84,470		Vulcan Materials Co	3,640
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,604

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
OIL AND GAS EXTRACTION - 4.35%
382,659		Anadarko Petroleum Corp	$17,369
257,978		Apache Corp	18,612
6,580		APCO Argentina, Inc	127
6,556	*	Approach Resources, Inc	45
30,327	*	Arena Resources, Inc	966
25,618		Atlas America, Inc	458
28,046	*	ATP Oil & Gas Corp	195
41,974	*	Atwood Oceanics, Inc	1,046
236,615		Baker Hughes, Inc	8,622
22,381	*	Basic Energy Services, Inc	153
33,452		Berry Petroleum Co (Class A)	622
29,418	*	Bill Barrett Corp	808
222,479		BJ Services Co	3,032
62,158	*	Boots & Coots, Inc	86
82,124	*	Brigham Exploration Co	287
18,177	*	Bronco Drilling Co, Inc	78
78,361		Cabot Oil & Gas Corp	2,401
38,620	*	Cal Dive International, Inc	333
165,256	*	Cameron International Corp	4,677
25,047	*	Carrizo Oil & Gas, Inc	430
53,690	*	Cheniere Energy, Inc	158
480,033		Chesapeake Energy Corp	9,519
63,993		Cimarex Energy Co	1,814
3,369	*	Clayton Williams Energy, Inc	64
19,751	*	CNX Gas Corp	519
51,350	*	Complete Production Services, Inc	327
34,810	*	Comstock Resources, Inc	1,150
58,293	*	Concho Resources, Inc	1,672
10,428	*	Contango Oil & Gas Co	443
24,174	*	Continental Resources, Inc	671
5,233	*	CREDO Petroleum Corp	56
5,228	*	Dawson Geophysical Co	156
154,398	*	Delta Petroleum Corp	298
190,838	*	Denbury Resources, Inc	2,811
340,322		Devon Energy Corp	18,547
52,480		Diamond Offshore Drilling, Inc	4,358
39,711	*	Encore Acquisition Co	1,225
81,717	*	Endeavour International Corp	111
25,675	*	Energy Recovery, Inc	182
107,909		ENSCO International, Inc	3,763
191,849		EOG Resources, Inc	13,030
100,116		Equitable Resources, Inc	3,495
108,518	*	EXCO Resources, Inc	1,402
48,293	*	Exterran Holdings, Inc	775
85,352	*	Forest Oil Corp	1,273
24,931	*	FX Energy, Inc	94
4,904	*	Geokinetics, Inc	67
4,145	*	Georesources, Inc	42
79,950	*	Global Industries Ltd	453
18,774	*	GMX Resources, Inc	200
17,217	*	Goodrich Petroleum Corp	423
18,897	*	Gulfport Energy Corp	129
686,854		Halliburton Co	14,218
29,621	*	Harvest Natural Resources, Inc	131

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,406	*	Helix Energy Solutions Group, Inc	$831
80,380		Helmerich & Payne, Inc	2,481
78,293	*	Hercules Offshore, Inc	311
823	*	Isramco, Inc	88
6,902		Kayne Anderson Energy Development Co	92
95,985	*	Key Energy Services, Inc	553
69,026	*	Mariner Energy, Inc	811
59,567	*	McMoRan Exploration Co	355
215,656	*	Nabors Industries Ltd	3,360
320,409	*	National Oilwell Varco, Inc	10,465
101,507	*	Newfield Exploration Co	3,316
64,229	*	Newpark Resources, Inc	183
132,861		Noble Energy, Inc	7,835
23,157	*	Northern Oil And Gas, Inc	148
623,143		Occidental Petroleum Corp	41,008
42,236	*	Oceaneering International, Inc	1,909
140,208	*	Oilsands Quest, Inc	135
5,367		Panhandle Oil and Gas, Inc (Class A)	105
27,407	*	Parallel Petroleum Corp	53
96,030	*	Parker Drilling Co	417
119,282		Patterson-UTI Energy, Inc	1,534
35,015		Penn Virginia Corp	573
211,456	*	PetroHawk Energy Corp	4,715
16,488	*	Petroleum Development Corp	259
37,803	*	Petroquest Energy, Inc	139
35,470	*	Pioneer Drilling Co	170
87,460		Pioneer Natural Resources Co	2,230
91,313	*	Plains Exploration & Production Co	2,498
12,071	*	PowerSecure International, Inc	51
132,232	*	Pride International, Inc	3,314
86,119	*	Quicksilver Resources, Inc	800
120,004		Range Resources Corp	4,969
19,029	*	Rex Energy Corp	108
86,005		Rowan Cos, Inc	1,662
23,456		RPC, Inc	196
919,359		Schlumberger Ltd	49,746
15,473	*	SEACOR Holdings, Inc	1,164
167,369		Smith International, Inc	4,310
263,488	*	Southwestern Energy Co	10,237
45,939		St. Mary Land & Exploration Co	959
30,423	*	Stone Energy Corp	226
23,906	*	Sulphco, Inc	22
59,956	*	Superior Energy Services	1,035
11,230	*	Superior Well Services, Inc	67
23,503	*	Swift Energy Co	391
49,984	*	Syntroleum Corp	110
61,137	*	Tetra Technologies, Inc	487
9,895	*	TGC Industries, Inc	48
39,644		Tidewater, Inc	1,700
11,158		Toreador Resources Corp	75
10,127	*	Union Drilling, Inc	67
31,837	*	Unit Corp	878
50,557	*	Vaalco Energy, Inc	214
20,033	*	Venoco, Inc	154

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,306		W&T Offshore, Inc	$256
37,871	*	Warren Resources, Inc	93
38,900	*	Whiting Petroleum Corp	1,368
30,921	*	Willbros Group, Inc	387
444,389		XTO Energy, Inc	16,949
9,112	*	Zion Oil & Gas, Inc	97
		TOTAL OIL AND GAS EXTRACTION	332,637

PAPER AND ALLIED PRODUCTS - 0.45%
75,437		Bemis Co	1,901
26,323	*	Buckeye Technologies, Inc	118
38,005	*	Cenveo, Inc	161
36,513	*	Domtar Corporation	606
35,119		Glatfelter	313
104,801	*	Graphic Packaging Holding Co	192
25,049		Greif, Inc (Class A)	1,108
329,555		International Paper Co	4,986
13,461	*	Kapstone Paper and Packaging Corp	63
319,156		Kimberly-Clark Corp	16,733
130,827		MeadWestvaco Corp	2,147
17,978		Neenah Paper, Inc	158
3,565	*	Orchids Paper Products Co	73
77,673		Packaging Corp of America	1,258
28,437		Rock-Tenn Co (Class A)	1,085
14,072		Schweitzer-Mauduit International, Inc	383
76,538		Sonoco Products Co	1,833
81,476		Temple-Inland, Inc	1,069
29,954		Wausau Paper Corp	201
		TOTAL PAPER AND ALLIED PRODUCTS	34,388

PERSONAL SERVICES - 0.15%
101,777		Cintas Corp	2,325
22,900	*	Coinstar, Inc	611
3,696		CPI Corp	63
15,088		G & K Services, Inc (Class A)	319
260,474		H&R Block, Inc	4,489
20,449		Jackson Hewitt Tax Service, Inc	128
8,861	*	Mac-Gray Corp	117
33,751		Regis Corp	588
68,023	*	Sally Beauty Holdings, Inc	433
187,277		Service Corp International	1,026
11,970	*	Steiner Leisure Ltd	365
9,989		Unifirst Corp	371
26,680		Weight Watchers International, Inc	688
		TOTAL PERSONAL SERVICES	11,523

PETROLEUM AND COAL PRODUCTS - 6.08%
9,171		Alon USA Energy, Inc	95
56,052		Ashland, Inc	1,572
1,542,157		Chevron Corp	102,167
1,136,644		ConocoPhillips	47,807
21,762	*	CVR Energy, Inc	160
7,530		Delek US Holdings, Inc	64
3,753,682	c	Exxon Mobil Corp	262,419

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
80,549		Frontier Oil Corp	$1,056
162,929	*	Gran Tierra Energy, Inc	562
34,562	*	Headwaters, Inc	117
222,723		Hess Corp	11,971
32,029		Holly Corp	576
542,601		Marathon Oil Corp	16,349
146,325		Murphy Oil Corp	7,948
7,327		Quaker Chemical Corp	97
95,510	*	SandRidge Energy, Inc	814
89,404		Sunoco, Inc	2,074
104,460		Tesoro Corp	1,330
395,722		Valero Energy Corp	6,684
11,564		WD-40 Co	335
21,900	*	Western Refining, Inc	155
		TOTAL PETROLEUM AND COAL PRODUCTS	464,352

PIPELINES, EXCEPT NATURAL GAS - 0.11%
494,076		Spectra Energy Corp	8,360
		TOTAL PIPELINES, EXCEPT NATURAL GAS	8,360

PRIMARY METAL INDUSTRIES - 0.90%
83,997		AK Steel Holding Corp	1,612
745,063		Alcoa, Inc	7,697
75,088		Allegheny Technologies, Inc	2,623
36,981		Belden CDT, Inc	618
14,781	*	Brush Engineered Materials, Inc	248
34,840		Carpenter Technology Corp	725
38,600	*	Century Aluminum Co	240
63,744	*	CommScope, Inc	1,674
1,191,232		Corning, Inc	19,131
15,305		Encore Wire Corp	327
10,195	*	Fushi Copperweld, Inc	84
40,791	*	General Cable Corp	1,533
27,239	*	General Steel Holdings, Inc	108
20,138		Gibraltar Industries, Inc	138
8,302	*	Haynes International, Inc	197
24,699	*	Horsehead Holding Corp	184
42,693		Hubbell, Inc (Class B)	1,369
24,024		Matthews International Corp (Class A)	748
23,017	*	Metalico, Inc	107
27,916		Mueller Industries, Inc	581
8,845	*	Northwest Pipe Co	307
240,991		Nucor Corp	10,708
9,331		Olympic Steel, Inc	228
107,069		Precision Castparts Corp	7,819
16,800	*	RTI International Metals, Inc	297
16,575		Schnitzer Steel Industries, Inc (Class A)	876
139,692		Steel Dynamics, Inc	2,058
17,419		Texas Industries, Inc	546
61,371		Titanium Metals Corp	564
24,156		Tredegar Corp	322
109,614		United States Steel Corp	3,918
4,623	*	Universal Stainless & Alloy	75
60,823	*	Uranium Energy Corp	176

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,555		Worthington Industries, Inc	$595
		TOTAL PRIMARY METAL INDUSTRIES	68,433

PRINTING AND PUBLISHING - 0.30%
36,106	*	ACCO Brands Corp	102
34,915		American Greetings Corp (Class A)	408
59,879		Belo (A.H.) Corp (Class A)	107
23,337		Bowne & Co, Inc	152
16,074	*	China Information Security Technology, Inc	46
8,210	*	Consolidated Graphics, Inc	143
6,267		Courier Corp	96
5,480		CSS Industries, Inc	112
23,101	*	Dolan Media Co	295
40,747		Dun & Bradstreet Corp	3,309
17,307		Ennis, Inc	216
21,197		EW Scripps Co (Class A)	44
177,581		Gannett Co, Inc	634
33,505		Harte-Hanks, Inc	310
30,975		John Wiley & Sons, Inc (Class A)	1,030
30,943		Journal Communications, Inc (Class A)	32
19,558	*	Martha Stewart Living Omnimedia, Inc (Class A)	60
241,149		McGraw-Hill Cos, Inc	7,261
26,535		Meredith Corp	678
76,747	*	MSCI, Inc (Class A)	1,876
5,947		Multi-Color Corp	73
81,235		New York Times Co (Class A)	448
12,663	*	Playboy Enterprises, Inc (Class B)	32
31,380		Primedia, Inc	63
157,353		R.R. Donnelley & Sons Co	1,828
10,767		Schawk, Inc (Class A)	81
17,418		Scholastic Corp	345
10,680		Standard Register Co	35
40,793	*	Valassis Communications, Inc	249
33,090	*	VistaPrint Ltd	1,411
4,629		Washington Post Co (Class B)	1,630
		TOTAL PRINTING AND PUBLISHING	23,106

RAILROAD TRANSPORTATION - 0.76%
201,476		Burlington Northern Santa Fe Corp	14,817
300,020		CSX Corp	10,390
25,615	*	Genesee & Wyoming, Inc (Class A)	679
69,698	*	Kansas City Southern Industries, Inc	1,123
281,376		Norfolk Southern Corp	10,599
388,089		Union Pacific Corp	20,203
		TOTAL RAILROAD TRANSPORTATION	57,811

REAL ESTATE - 0.08%
168,548	*	CB Richard Ellis Group, Inc (Class A)	1,578
20,046	*	China Housing & Land Development, Inc	115
4,977		Consolidated-Tomoka Land Co	175
20,453		DuPont Fabros Technology, Inc	193
84,802		Forest City Enterprises, Inc (Class A)	560
29,389	*	Forestar Real Estate Group, Inc	349
26,473		Jones Lang LaSalle, Inc	866

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,220	*	LoopNet, Inc	$149
13,593	*	Reading International, Inc	62
70,149	*	St. Joe Co	1,857
68,986		Stewart Enterprises, Inc (Class A)	333
		TOTAL REAL ESTATE	6,237

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
21,213		A. Schulman, Inc	321
5,113	*	AEP Industries, Inc	135
43,609		Cooper Tire & Rubber Co	433
9,928	*	Deckers Outdoor Corp	698
183,380	*	Goodyear Tire & Rubber Co	2,065
10,182	*	Metabolix, Inc	84
211,403		Newell Rubbermaid, Inc	2,200
120,927		Sealed Air Corp	2,230
23,839	*	Skechers U.S.A., Inc (Class A)	233
25,932		Spartech Corp	238
27,247		Titan International, Inc	204
13,203	*	Trex Co, Inc	177
48,152		Tupperware Corp	1,253
24,148		West Pharmaceutical Services, Inc	841
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	11,112

SECURITY AND COMMODITY BROKERS - 2.48%
167,686		Ameriprise Financial, Inc	4,070
15,421		BlackRock, Inc	2,705
27,053	*	Broadpoint Securities Group, Inc	151
106,305		Broadridge Financial Solutions, Inc	1,763
16,951		Calamos Asset Management, Inc (Class A)	239
728,090		Charles Schwab Corp	12,771
50,980		CME Group, Inc	15,860
12,285		Cohen & Steers, Inc	184
1,420		Diamond Hill Investment Group, Inc	57
12,546		Duff & Phelps Corp	223
345,685	*	E*Trade Financial Corp	442
89,258		Eaton Vance Corp	2,388
6,384		Epoch Holding Corp	55
6,107		Evercore Partners, Inc (Class A)	120
20,447	*	FBR Capital Markets Corp	96
16,378	*	FCStone Group, Inc	65
66,691		Federated Investors, Inc (Class B)	1,607
14,957		Fifth Street Finance Corp	150
116,039		Franklin Resources, Inc	8,356
6,584		GAMCO Investors, Inc (Class A)	319
54,396		GFI Group, Inc	367
388,374		Goldman Sachs Group, Inc	57,261
15,750		Greenhill & Co, Inc	1,137
31,233	*	Interactive Brokers Group, Inc (Class A)	485
55,842	*	IntercontinentalExchange, Inc	6,379
3,172	*	International Assets Holding Corp	47
318,717		Invesco Ltd	5,680
33,274	*	Investment Technology Group, Inc	678
125,273		Janus Capital Group, Inc	1,428
89,727	*	Jefferies Group, Inc	1,914

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,011		JMP Group, Inc	$85
26,819	*	KBW, Inc	771
70,728	*	Knight Capital Group, Inc (Class A)	1,206
37,720	*	LaBranche & Co, Inc	162
58,754		Lazard Ltd (Class A)	1,582
107,819		Legg Mason, Inc	2,629
21,429	*	MarketAxess Holdings, Inc	204
79,055	*	MF Global Ltd	469
978,051		Morgan Stanley	27,884
14,941	*	Morningstar, Inc	616
103,270	*	Nasdaq Stock Market, Inc	2,201
199,986		NYSE Euronext	5,450
7,363		Oppenheimer Holdings, Inc	156
30,987		optionsXpress Holdings, Inc	481
15,186	*	Penson Worldwide, Inc	136
15,010	*	Piper Jaffray Cos	655
5,599		Pzena Investment Management, Inc (Class A)	42
75,031		Raymond James Financial, Inc	1,291
8,937		Sanders Morris Harris Group, Inc	49
95,014		SEI Investments Co	1,714
20,514	*	Stifel Financial Corp	987
19,558		SWS Group, Inc	273
196,716		T Rowe Price Group, Inc	8,197
199,809	*	TD Ameritrade Holding Corp	3,505
98	*,m	Teton Advisors, Inc	–	^
15,283	*	Thomas Weisel Partners Group, Inc	92
8,114		US Global Investors, Inc (Class A)	75
800		Value Line, Inc	26
65,258		Waddell & Reed Financial, Inc (Class A)	1,721
3,869		Westwood Holdings Group, Inc	162
		TOTAL SECURITY AND COMMODITY BROKERS	189,818

SOCIAL SERVICES - 0.01%
15,384	*	Capital Senior Living Corp	70
8,598	*	Providence Service Corp	94
19,452	*	Res-Care, Inc	278
		TOTAL SOCIAL SERVICES	442

SPECIAL TRADE CONTRACTORS - 0.09%
2,319		Alico, Inc	70
23,315	*	AsiaInfo Holdings, Inc	401
17,483		Chemed Corp	690
28,901		Comfort Systems USA, Inc	296
32,076	*	Dycom Industries, Inc	355
50,074	*	EMCOR Group, Inc	1,008
32,339	*	Insituform Technologies, Inc (Class A)	549
10,880	*	Integrated Electrical Services, Inc	85
13,874	*	Layne Christensen Co	284
151,377	*	Quanta Services, Inc	3,501
		TOTAL SPECIAL TRADE CONTRACTORS	7,239

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
534,132		3M Co	32,102
25,458		Apogee Enterprises, Inc	313

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,135	*	Cabot Microelectronics Corp	$513
15,540		CARBO Ceramics, Inc	531
33,735		Eagle Materials, Inc	851
105,796		Gentex Corp	1,227
33,791		Martin Marietta Materials, Inc	2,665
65,642	*	Owens Corning, Inc	839
128,673	*	Owens-Illinois, Inc	3,604
23,708	*	US Concrete, Inc	47
32,462	*	USG Corp	327
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	43,019

TEXTILE MILL PRODUCTS - 0.03%
23,047		Albany International Corp (Class A)	262
38,561		Interface, Inc (Class A)	239
42,112	*	Mohawk Industries, Inc	1,502
10,106		Oxford Industries, Inc	118
		TOTAL TEXTILE MILL PRODUCTS	2,121

TOBACCO PRODUCTS - 1.38%
1,590,095		Altria Group, Inc	26,062
115,699		Fortune Brands, Inc	4,019
130,094		Lorillard, Inc	8,816
1,506,941		Philip Morris International, Inc	65,734
19,118		Universal Corp	633
29,282		Vector Group Ltd	418
		TOTAL TOBACCO PRODUCTS	105,682

TRANSPORTATION BY AIR - 0.37%
7,464	*	Air Methods Corp	204
43,342	*	Air Transport Services Group, Inc	101
94,997	*	Airtran Holdings, Inc	588
28,857	*	Alaska Air Group, Inc	527
11,058	*	Allegiant Travel Co	438
216,466	*	AMR Corp	870
13,153	*	Atlas Air Worldwide Holdings, Inc	305
22,421	*	Bristow Group, Inc	664
92,296	*	Continental Airlines, Inc (Class B)	818
23,678		Copa Holdings S.A. (Class A)	967
591,250	*	Delta Air Lines, Inc	3,423
237,989		FedEx Corp	13,237
53,091	*	Hawaiian Holdings, Inc	320
177,414	*	JetBlue Airways Corp	758
9,723	*	PHI, Inc	167
23,015	*	Republic Airways Holdings, Inc	150
45,222		Skywest, Inc	461
564,735		Southwest Airlines Co	3,801
108,820		UAL Corp	347
104,971	*	US Airways Group, Inc	255
		TOTAL TRANSPORTATION BY AIR	28,401

TRANSPORTATION EQUIPMENT - 2.21%
15,857		A.O. Smith Corp	516
29,552	*	AAR Corp	474

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,735	*	Aerovironment, Inc	$300
42,925		American Axle & Manufacturing Holdings, Inc	148
7,032		American Railcar Industries, Inc	58
15,097	*	Amerigon, Inc (Class A)	92
74,584		ArvinMeritor, Inc	327
14,702	*	ATC Technology Corp	213
64,693		Autoliv, Inc	1,861
74,030	*	BE Aerospace, Inc	1,063
558,898		Boeing Co	23,752
73,449		Brunswick Corp	317
38,932		Clarcor, Inc	1,136
18,024	*	Cogo Group, Inc	108
71,358	*	Dana Holding Corp	91
7,682	*	Dorman Products, Inc	106
7,637		Ducommun, Inc	143
13,635	*	Federal Mogul Corp (Class A)	129
34,017		Federal Signal Corp	260
56,935	*	Force Protection, Inc	503
2,409,234	*	Ford Motor Co	14,625
8,920		Freightcar America, Inc	150
10,861	*	Fuel Systems Solutions, Inc	219
42,477	*	GenCorp, Inc	81
265,069		General Dynamics Corp	14,682
7,281	*	GenTek, Inc	163
122,210		Genuine Parts Co	4,101
94,202		Goodrich Corp	4,707
12,975		Greenbrier Cos, Inc	93
17,217		Group 1 Automotive, Inc	448
179,015		Harley-Davidson, Inc	2,903
61,544		Harsco Corp	1,742
18,067		Heico Corp	655
572,406		Honeywell International, Inc	17,974
21,747		Kaman Corp	363
52,376	*	Lear Corp	26
6,398	*	LMI Aerospace, Inc	65
244,905		Lockheed Martin Corp	19,752
7,280	*	Miller Industries, Inc	64
47,845	*	Navistar International Corp	2,087
44,747	*	Orbital Sciences Corp	679
58,019		Oshkosh Truck Corp	844
278,765		Paccar, Inc	9,063
24,262		Polaris Industries, Inc	779
5,233		Portec Rail Products, Inc	52
30,024		Spartan Motors, Inc	340
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,139
11,969	*	Standard Motor Products, Inc	99
17,715		Superior Industries International, Inc	250
39,420	*	Tenneco, Inc	418
25,500		Thor Industries, Inc	468
4,238	*	Todd Shipyards Corp	71
30,165	*	TransDigm Group, Inc	1,092
61,064		Trinity Industries, Inc	832
13,981		Triumph Group, Inc	559
41,773	*	TRW Automotive Holdings Corp	472

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
643,536		United Technologies Corp	$33,438
38,351		Westinghouse Air Brake Technologies Corp	1,234
24,826		Winnebago Industries, Inc	184
10,178	*	Wonder Auto Technology, Inc	103
		TOTAL TRANSPORTATION EQUIPMENT	168,613

TRANSPORTATION SERVICES - 0.20%
14,656		Ambassadors Group, Inc	202
130,145		CH Robinson Worldwide, Inc	6,788
8,003	*	Dynamex, Inc	123
163,062		Expeditors International Washington, Inc	5,437
35,663		GATX Corp	917
28,305	*	Hub Group, Inc (Class A)	584
26,504	*	Interval Leisure Group, Inc	247
20,000	*	Orbitz Worldwide, Inc	38
26,631		Pacer International, Inc	59
7,904	*	Universal Travel Group	88
81,226		UTI Worldwide, Inc	926
		TOTAL TRANSPORTATION SERVICES	15,409

TRUCKING AND WAREHOUSING - 0.46%
19,331		Arkansas Best Corp	509
16,346	*	Celadon Group, Inc	137
34,901		Con-way, Inc	1,232
22,919		Forward Air Corp	489
39,254		Heartland Express, Inc	578
66,499		J.B. Hunt Transport Services, Inc	2,030
40,073		Landstar System, Inc	1,439
14,139	*	Marten Transport Ltd	294
21,283	*	Old Dominion Freight Line	714
1,137	*	Patriot Transportation Holding, Inc	83
9,635	*	Saia, Inc	174
532,124		United Parcel Service, Inc (Class B)	26,600
3,884		Universal Truckload Services, Inc	61
5,744	*	USA Truck, Inc	78
31,101		Werner Enterprises, Inc	564
66,066	*	YRC Worldwide, Inc	114
		TOTAL TRUCKING AND WAREHOUSING	35,096

WATER TRANSPORTATION - 0.25%
30,756		Alexander & Baldwin, Inc	721
8,786	*	American Commercial Lines, Inc	136
335,303		Carnival Corp	8,641
38,961		DHT Maritime, Inc	203
36,764		Eagle Bulk Shipping, Inc	172
39,564		Frontline Ltd	964
20,776		Genco Shipping & Trading Ltd	451
37,255		General Maritime Corp	368
24,752		Golar LNG Ltd	212
19,461	*	Gulfmark Offshore, Inc	537
23,837		Horizon Lines, Inc (Class A)	92
18,746	*	Hornbeck Offshore Services, Inc	401
4,290		International Shipholding Corp	116
41,752	*	Kirby Corp	1,328

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,975		Knightsbridge Tankers Ltd	$163
32,302		Nordic American Tanker Shipping	1,029
28,315	*	Odyssey Marine Exploration, Inc	45
18,001		Overseas Shipholding Group, Inc	613
100,520		Royal Caribbean Cruises Ltd	1,361
34,031		Ship Finance International Ltd	375
10,426	*	TBS International Ltd (Class A)	81
32,878		Teekay Corp	691
9,000		Teekay Tankers Ltd (Class A)	84
18,066	*	Ultrapetrol Bahamas Ltd	80
		TOTAL WATER TRANSPORTATION	18,864

WHOLESALE TRADE-DURABLE GOODS - 0.38%
18,766		Agilysys, Inc	88
30,894		Applied Industrial Technologies, Inc	609
92,479	*	Arrow Electronics, Inc	1,965
34,240		Barnes Group, Inc	407
35,044	*	Beacon Roofing Supply, Inc	507
88,459		BorgWarner, Inc	3,020
8,096	*	Cardtronics, Inc	31
11,808		Castle (A.M.) & Co	143
8,056	*	Chindex International, Inc	100
4,580		Communications Systems, Inc	45
25,681	*	Conceptus, Inc	434
14,464	*	DemandTec, Inc	127
18,652	*	Digi International, Inc	182
16,941	*	Drew Industries, Inc	206
4,502		Eastern Co	74
12,096	*	Hansen Medical, Inc	60
12,024		Houston Wire & Cable Co	143
124,256	*	Ingram Micro, Inc (Class A)	2,175
34,716	*	Insight Enterprises, Inc	335
23,318	*	Interline Brands, Inc	319
42,424		Knight Transportation, Inc	702
3,000		Lawson Products, Inc	43
107,267	*	LKQ Corp	1,765
30,250	*	MedAssets, Inc	588
19,916	*	Merge Healthcare, Inc	86
8,104	*	MWI Veterinary Supply, Inc	283
32,272		Owens & Minor, Inc	1,414
77,203	*	Patterson Cos, Inc	1,674
37,199		PEP Boys - Manny Moe & Jack	377
38,375		Pool Corp	635
47,208	*	PSS World Medical, Inc	874
48,117		Reliance Steel & Aluminum Co	1,847
53,265	*	Solera Holdings, Inc	1,353
6,849	*	Sport Supply Group, Inc	59
38,960	*	Tech Data Corp	1,274
10,213	*	Titan Machinery, Inc	130
29,444	*	TomoTherapy, Inc	81
27,050	*	Tyler Technologies, Inc	423
47,176		W.W. Grainger, Inc	3,863
32,103	*	WESCO International, Inc	804
11,292	*	West Marine, Inc	62

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,600	*	Willis Lease Finance Corp	$47
		TOTAL WHOLESALE TRADE-DURABLE GOODS	29,354

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
17,815		Aceto Corp	119
62,264		Airgas, Inc	2,523
31,521	*	Akorn, Inc	38
68,179	*	Alliance One International, Inc	259
49,159		Allscripts Healthcare Solutions, Inc	780
13,080		Andersons, Inc	392
51,120	*	Bare Escentuals, Inc	453
31,488	*	BioScrip, Inc	186
19,314	*	BMP Sunstone Corp	92
69,021		Brown-Forman Corp (Class B)	2,967
275,826		Cardinal Health, Inc	8,427
34,621	*	Central European Distribution Corp	920
8,087	*	Clearwater Paper Corp	205
7,034	*	Core-Mark Holding Co, Inc	183
136,917	*	Dean Foods Co	2,627
90,528	*	Endo Pharmaceuticals Holdings, Inc	1,622
33,010	*	Fresh Del Monte Produce, Inc	537
22,966	*	Green Mountain Coffee Roasters, Inc	1,358
30,203	*	Hain Celestial Group, Inc	471
69,753	*	Henry Schein, Inc	3,345
48,187		Herbalife Ltd	1,520
6,203		Kenneth Cole Productions, Inc (Class A)	44
19,366		K-Swiss, Inc (Class A)	165
16,187	*	LSB Industries, Inc	261
38,303		Men's Wearhouse, Inc	735
24,388		Myers Industries, Inc	203
10,977		Nash Finch Co	297
38,826		Nu Skin Enterprises, Inc (Class A)	594
9,998	*	Perry Ellis International, Inc	73
9,325	*	Schiff Nutrition International, Inc	47
14,249	*	School Specialty, Inc	288
18,527		Spartan Stores, Inc	230
14,223	*	Synutra International, Inc	156
452,224		Sysco Corp	10,166
77,583		Terra Industries, Inc	1,879
27,432	*	Tractor Supply Co	1,132
33,743	*	United Natural Foods, Inc	886
18,197	*	United Stationers, Inc	634
6,399		Valhi, Inc	48
13,192	*	Volcom, Inc	165
15,316		Zep, Inc	185
12,850	*	Zhongpin, Inc	133
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	47,345

		TOTAL COMMON STOCKS	7,598,127
		(Cost $8,504,275)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
2,604		Krispy Kreme Doughnuts, Inc	–	^

COLLEGE RETIREMENT EQUITIES FUND - CREF Equity Index Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
		TOTAL EATING AND DRINKING PLACES			$–	^

		TOTAL RIGHTS / WARRANTS			–	^
		(Cost $–^)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.71%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.61%
$20,500,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/09	20,500
200,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/21/09	200
11,321,000		FHLMC	0.000	08/24/09	11,318
7,698,000		Federal National Mortgage Association (FNMA)	0.000	08/10/09	7,696
4,500,000		FNMA	0.000	08/12/09	4,499
2,100,000		FNMA	0.000	09/01/09	2,099
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			46,312

U.S. TREASURY BILLS - 0.10%
6,500,000		United States Treasury Bills	0.000	09/24/09	6,498
1,400,000		United States Treasury Bills	0.000	10/15/09	1,399
		TOTAL U.S. TREASURY BILLS			7,897

		TOTAL SHORT-TERM INVESTMENTS			54,209
		(Cost $54,205)

		TOTAL PORTFOLIO - 100.15%			7,652,336
		(Cost $8,558,480)

		OTHER ASSETS AND LIABILITIES, NET - (0.15)%			(11,141)

		NET ASSETS - 100.00%			$7,641,195

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	c	All or a portion of these securities have been segregated by the Custodian to cover margin or other
		requirements on open future contracts in the amount of $4,055,619.
	m	Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
CREF BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)

BONDS - 98.08%

CORPORATE BONDS - 28.05%

AMUSEMENT AND RECREATION SERVICES - 0.13%
$ 3,750,000	Walt Disney Co	5.700%	07/15/11	A2	$4,012
7,825,000	Walt Disney Co	4.500	12/15/13	A2	8,157
	TOTAL AMUSEMENT AND RECREATION SERVICES				12,169

APPAREL AND ACCESSORY STORES - 0.03%
2,750,000	Nordstrom, Inc	6.750	06/01/14	Baa2	2,859
	TOTAL APPAREL AND ACCESSORY STORES				2,859

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.09%
2,150,000	Home Depot, Inc	5.250	12/16/13	Baa1	2,209
5,750,000	Lowe's Cos, Inc	8.250	06/01/10	A1	6,109
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				8,318

BUSINESS SERVICES - 0.55%
3,250,000	Daimler Finance North America LLC	5.880	03/15/11	A3	3,304
7,400,000	Daimler Finance North America LLC	5.750	09/08/11	A3	7,551
4,500,000	Hanarotelecom, Inc	7.000	02/01/12	Baa3	4,469
3,970,000	Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	3,474
4,190,000	Lamar Media Corp	7.250	01/01/13	B2	3,986
375,000	Lamar Media Corp	6.630	08/15/15	B2	317
15,500,000	Microsoft Corp	2.950	06/01/14	Aaa	15,387
8,025,000	Oracle Corp	3.750	07/08/14	A2	8,025
2,310,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,134
3,100,000	WPP Finance UK	8.000	09/15/14	Baa2	3,148
	TOTAL BUSINESS SERVICES				51,795

CHEMICALS AND ALLIED PRODUCTS - 1.13%
1,550,000	Abbott Laboratories	5.600	05/15/11	A1	1,656
4,505,000	Abbott Laboratories	5.130	04/01/19	A1	4,638
4,600,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	4,668
1,000,000	Amgen, Inc	5.850	06/01/17	A3	1,061
2,500,000	Amgen, Inc	6.400	02/01/39	A3	2,659
2,300,000	Bristol-Myers Squibb Co	6.130	05/01/38	A2	2,485
1,570,000	Clorox Co	5.450	10/15/12	Baa2	1,662
9,400,000	Eli Lilly & Co	3.550	03/06/12	A1	9,739
2,325,000	Eli Lilly & Co	5.950	11/15/37	A1	2,438
7,575,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	8,023
3,760,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	4,089
4,000,000	Johnson & Johnson	5.850	07/15/38	Aaa	4,287
10,500,000	Novartis Capital Corp	4.130	02/10/14	Aa2	10,809
5,325,000	Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	5,448

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
$10,000,000	Pfizer, Inc	4.450%	03/15/12	Aa2	$10,493
7,150,000	Pfizer, Inc	6.200	03/15/19	Aa2	7,819
5,050,000	Praxair, Inc	5.250	11/15/14	A2	5,368
9,275,000	Procter & Gamble Co	4.600	01/15/14	Aa3	9,755
4,975,000	Procter & Gamble Co	5.550	03/05/37	Aa3	5,038
3,225,000	Schering-Plough Corp	6.550	09/15/37	Baa1	3,458
	TOTAL CHEMICALS AND ALLIED PRODUCTS				105,593

COMMUNICATIONS - 2.89%
2,400,000	America Movil SAB de C.V.	6.130	11/15/37	A3	2,194
3,000,000	AT&T Corp	7.300	11/15/11	A2	3,290
3,700,000	AT&T, Inc	6.700	11/15/13	A2	4,063
2,000,000	AT&T, Inc	6.150	09/15/34	A2	1,899
7,475,000	AT&T, Inc	6.500	09/01/37	A2	7,414
7,650,000	AT&T, Inc	6.550	02/15/39	A2	7,636
13,125,000	BellSouth Corp	5.200	09/15/14	A2	13,664
2,774,000	Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	3,162
2,125,000	Comcast Corp	5.650	06/15/35	Baa1	1,946
2,750,000	Comcast Corp	6.500	11/15/35	Baa1	2,780
3,500,000	Comcast Corp	6.550	07/01/39	Baa1	3,494
4,000,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	4,683
4,740,000	DirecTV Holdings LLC	7.630	05/15/16	Ba3	4,610
3,200,000	France Telecom S.A.	7.750	03/01/11	A3	3,461
3,825,000	France Telecom S.A.	5.380	07/08/19	A3	3,853
1,150,000	GTE Corp	6.840	04/15/18	Baa1	1,197
4,000,000	New Cingular Wireless Services, Inc	7.880	03/01/11	A2	4,314
4,750,000	New Cingular Wireless Services, Inc	8.750	03/01/31	A2	5,789
3,700,000	Qtel International Finance Ltd	7.880	06/10/19	A1	3,764
3,000,000	Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,910
4,500,000	Qwest Corp	8.880	03/15/12	Ba1	4,534
500,000	Rogers Cable, Inc	6.750	03/15/15	Baa2	530
3,950,000	Rogers Communications, Inc	6.800	08/15/18	Baa2	4,235
2,500,000	Rogers Wireless, Inc	8.000	12/15/12	Baa3	2,575
4,500,000	Sprint Capital Corp	8.750	03/15/32	Ba2	3,623
1,225,000	Sprint Nextel Corp	6.000	12/01/16	Ba2	1,001
3,075,000	Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	3,110
6,300,000	Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	6,031
2,825,000	Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	2,858
8,000,000	Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	8,110
4,800,000	Telefonica Emisiones SAU	5.880	07/15/19	Baa1	4,949
4,500,000	Telemar Norte Leste S.A.	9.500	04/23/19	Baa3	4,899
6,070,000	Time Warner Cable, Inc	6.200	07/01/13	Baa2	6,396
9,000,000	Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,987
6,075,000	Time Warner Cable, Inc	6.750	07/01/18	Baa2	6,328
7,100,000	Time Warner Cable, Inc	8.750	02/14/19	Baa2	8,271
9,675,000	Time Warner Cable, Inc	8.250	04/01/19	Baa2	10,977
5,550,000	Verizon Communications, Inc	4.350	02/15/13	A3	5,669
2,905,000	Verizon Communications, Inc	8.750	11/01/18	A3	3,441
5,550,000	Verizon Communications, Inc	6.350	04/01/19	A3	5,774
2,900,000	Verizon Communications, Inc	6.400	02/15/38	A3	2,839
6,975,000	Verizon Communications, Inc	8.950	03/01/39	A3	8,808
6,500,000	Verizon Virginia, Inc	4.630	03/15/13	Baa1	6,514
14,950,000	Verizon Wireless Capital LLC	3.750	05/20/11	A2	15,256
10,725,000	Verizon Wireless Capital LLC	5.550	02/01/14	A2	11,386

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$15,600,000		Verizon Wireless Capital LLC	8.500%	11/15/18	A2	$18,643
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,965
1,635,000		Viacom, Inc	6.130	10/05/17	Baa3	1,589
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	2,074
3,100,000		Vodafone Group plc	4.150	06/10/14	Baa1	3,051
3,800,000		Vodafone Group plc	5.380	01/30/15	Baa1	3,876
3,825,000		Vodafone Group plc	5.450	06/10/19	Baa1	3,762
		TOTAL COMMUNICATIONS				271,184

DEPOSITORY INSTITUTIONS - 6.66%
23,635,000		BA Covered Bond Issuer	5.500	06/14/12	Aaa	23,251
4,000,000		Bank of America Corp	6.250	04/15/12	A2	4,110
28,000,000		Bank of America Corp	2.380	06/22/12	Aaa	28,280
4,850,000		Bank of America Corp	7.380	05/15/14	A2	5,010
8,525,000		Bank of America Corp	6.000	09/01/17	A2	7,751
5,725,000		Bank of America Corp	5.750	12/01/17	A2	5,098
7,675,000		Bank of America Corp	7.630	06/01/19	A2	7,709
18,550,000		Bank of America NA	5.300	03/15/17	A1	15,739
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	5,792
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	4,235
4,250,000		Bank One Corp	5.250	01/30/13	A1	4,288
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A2	894
7,500,000		Capital One Bank USA NA	8.800	07/15/19	A3	7,662
3,250,000		Citigroup, Inc	5.100	09/29/11	A3	3,183
45,500,000		Citigroup, Inc	2.130	04/30/12	Aaa	45,700
7,375,000		Citigroup, Inc	5.300	10/17/12	A3	7,114
18,500,000		Citigroup, Inc	5.130	05/05/14	A3	16,841
6,655,000		Citigroup, Inc	5.000	09/15/14	Baa1	5,579
15,350,000		Citigroup, Inc	8.500	05/22/19	A3	15,615
7,575,000		Citigroup, Inc	6.880	03/05/38	A3	6,690
756,373	i	Countrywide Home Equity Loan Trust	0.540	02/15/29	B3	293
8,550,000		Credit Suisse	5.000	05/15/13	Aa1	8,741
8,250,000		Credit Suisse	5.500	05/01/14	Aa1	8,571
45,000,000		Depfa ACS Bank	5.130	03/16/37	Aa2	28,469
3,500,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	3,593
3,500,000		Golden West Financial Corp	4.750	10/01/12	A1	3,546
7,000,000		HSBC Bank USA NA	4.630	04/01/14	A1	6,873
3,000,000	i	HSBC Capital Funding LP	4.610	12/30/49	A3	2,110
2,100,000		HSBC Holdings plc	6.500	09/15/37	A1	2,031
30,000,000		Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	30,908
3,600,000	i	ING Groep NV	5.780	12/30/49	A3	2,106
1,000,000		JPMorgan Chase & Co	7.880	06/15/10	A1	1,042
50,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	51,722
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,626
15,000,000		JPMorgan Chase & Co	2.130	12/26/12	Aaa	14,924
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	A1	5,672
4,400,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	4,371
11,525,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	11,592
6,850,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	6,867
10,000,000		KeyBank NA	3.200	06/15/12	Aaa	10,338
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	5,585
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	3,207
10,000,000		New York Community Bank	3.000	12/16/11	Aaa	10,279
12,750,000		Northern Trust Corp	4.630	05/01/14	A1	13,102

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,900,000	i	Rabobank Nederland NV	11.000%	12/30/49	Aa2	$5,451
10,000,000		Regions Bank	3.250	12/09/11	Aaa	10,376
4,500,000		RSHB Capital S.A. for OJSC Russian Agricultural Bank	9.000	06/11/14	Baa1	4,545
4,500,000		Shinhan Bank	6.000	06/29/12	A2	4,480
6,500,000		Sovereign Bank	2.750	01/17/12	Aaa	6,587
39,000,000		State Street Corp	2.150	04/30/12	Aaa	39,176
6,350,000		State Street Corp	4.300	05/30/14	A1	6,278
8,175,000		Svenska Handelsbanken AB	4.880	06/10/14	Aa1	8,093
2,000,000		Union Bank of California NA	5.950	05/11/16	A3	1,850
15,000,000		US Bancorp	2.250	03/13/12	Aaa	15,132
5,000,000		US Bank NA	4.950	10/30/14	Aa2	5,160
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa3	8,020
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,808
10,600,000		Wachovia Corp	5.300	10/15/11	A1	11,046
2,975,000		Wachovia Corp	5.500	05/01/13	A1	3,073
4,000,000		Wells Fargo & Co	5.300	08/26/11	A1	4,230
18,400,000		Wells Fargo & Co	2.130	06/15/12	Aaa	18,454
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	10,099
		TOTAL DEPOSITORY INSTITUTIONS				624,967

ELECTRIC, GAS, AND SANITARY SERVICES - 2.29%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,569
6,100,000		Alabama Power Co	5.800	11/15/13	A2	6,609
5,500,000		Atmos Energy Corp	8.500	03/15/19	Baa2	6,423
4,500,000		Carolina Power & Light Co	5.130	09/15/13	A2	4,763
4,750,000		Carolina Power & Light Co	5.300	01/15/19	A2	4,959
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,727
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	2,267
4,250,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	4,533
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	2,671
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	4,029
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	A3	2,870
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,735
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,349
5,500,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	6,559
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	7,688
11,500,000		Duke Energy Corp	6.300	02/01/14	Baa2	12,415
5,375,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	6,138
1,860,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,934
8,000,000		Florida Power & Light Co	5.960	04/01/39	Aa3	8,579
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,588
2,000,000		Florida Power Corp	6.400	06/15/38	A2	2,224
4,000,000		Georgia Power Co	6.000	11/01/13	A2	4,363
5,000,000		Georgia Power Co	5.950	02/01/39	A2	5,242
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	5,374
1,000,000		Kansas Gas & Electric	6.700	06/15/19	Baa2	1,050
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	2,935
1,150,000		Kinder Morgan Energy Partners LP	5.630	02/15/15	Baa2	1,162
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	3,213
7,000,000		Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	6,983
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,930
2,800,000		Nevada Power Co	6.500	08/01/18	Baa3	2,863
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,560
3,250,000		NiSource Finance Corp	10.750	03/15/16	Baa3	3,605

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
$ 3,500,000	Ohio Power Co	5.300%	11/01/10	A3	$3,632
4,075,000	ONEOK Partners LP	5.900	04/01/12	Baa2	4,181
5,250,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	6,407
4,090,000	Pacific Gas & Electric Co	6.250	03/01/39	A3	4,371
2,750,000	Pacificorp	6.000	01/15/39	A3	2,882
6,750,000	PG&E Corp	5.750	04/01/14	Baa1	7,192
750,000	Potomac Electric Power Co	7.900	12/15/38	Baa1	926
3,825,000	Progress Energy, Inc	7.050	03/15/19	Baa2	4,244
2,000,000	Public Service Co of Colorado	7.880	10/01/12	A3	2,317
2,825,000	Public Service Co of Colorado	4.880	03/01/13	A3	2,941
2,500,000	Public Service Co of Colorado	5.500	04/01/14	A3	2,693
5,000,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	5,466
2,640,000	Public Service Electric & Gas Co	5.300	05/01/18	A3	2,759
2,250,000	Puget Sound Energy, Inc	6.270	03/15/37	Baa2	2,061
2,100,000	San Diego Gas & Electric Co	6.000	06/01/39	A1	2,233
2,750,000	Southern California Edison Co	6.000	01/15/34	A2	2,917
2,000,000	Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,048
2,600,000	Veolia Environnement	5.250	06/03/13	A3	2,688
4,500,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,605
3,000,000	Wisconsin Electric Power Co	5.630	05/15/33	A1	3,004
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				214,476

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.25%
3,838,000	Analog Devices, Inc	5.000	07/01/14	A3	3,845
3,300,000	General Electric Co	5.250	12/06/17	Aa2	3,241
1,550,000	Koninklijke Philips Electronics NV	6.880	03/11/38	A3	1,660
4,150,000	L-3 Communications Corp	7.630	06/15/12	Ba3	4,160
4,225,000	Nokia OYJ	5.380	05/15/19	A1	4,275
5,600,000	Whirlpool Corp	8.000	05/01/12	Baa3	5,796
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				22,977

ENGINEERING AND MANAGEMENT SERVICES - 0.04%
3,500,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,572
	TOTAL ENGINEERING AND MANAGEMENT SERVICES				3,572

FABRICATED METAL PRODUCTS - 0.02%
1,875,000	CRH America, Inc	6.950	03/15/12	Baa1	1,884
	TOTAL FABRICATED METAL PRODUCTS				1,884

FOOD AND KINDRED PRODUCTS - 0.73%
6,825,000	Bottling Group LLC	6.950	03/15/14	Aa2	7,783
4,000,000	Bottling Group LLC	5.130	01/15/19	A2	4,077
2,750,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,522
2,750,000	Bunge Ltd Finance Corp	8.500	06/15/19	Baa2	2,876
4,000,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	4,045
3,000,000	ConAgra Foods, Inc	5.880	04/15/14	Baa2	3,181
3,125,000	Diageo Capital plc	5.130	01/30/12	A3	3,257
1,410,000	Diageo Finance BV	3.880	04/01/11	A3	1,445
2,500,000	Foster's Finance Corp	4.880	10/01/14	Baa2	2,290
3,850,000	General Mills, Inc	5.250	08/15/13	Baa1	4,066
6,000,000	General Mills, Inc	5.650	02/15/19	Baa1	6,271
3,400,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	3,581
2,530,000	Kraft Foods, Inc	6.130	02/01/18	Baa2	2,616

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,000,000		Kraft Foods, Inc	6.500%	11/01/31	Baa2	$3,972
6,350,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	6,804
625,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	630
3,175,000		PepsiCo, Inc	7.900	11/01/18	Aa2	3,863
5,000,000		Reynolds American, Inc	6.500	07/15/10	Baa3	5,117
		TOTAL FOOD AND KINDRED PRODUCTS				68,396

FOOD STORES - 0.19%
3,800,000		Delhaize Group	5.880	02/01/14	Baa3	3,900
3,800,000		Delhaize Group	6.500	06/15/17	Baa3	3,880
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,647
775,000		Kroger Co	6.800	12/15/18	Baa2	830
1,100,000		Safeway, Inc	4.950	08/16/10	Baa2	1,123
2,300,000		Safeway, Inc	6.250	03/15/14	Baa2	2,468
1,000,000		Safeway, Inc	6.350	08/15/17	Baa2	1,057
1,750,000		Stater Brothers Holdings	8.130	06/15/12	B2	1,724
		TOTAL FOOD STORES				17,629

GENERAL MERCHANDISE STORES - 0.25%
1,925,000		TJX Cos, Inc	6.950	04/15/19	A3	2,145
11,500,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	11,346
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	3,576
6,125,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	6,582
		TOTAL GENERAL MERCHANDISE STORES				23,649

HEALTH SERVICES - 0.08%
2,250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	2,481
5,259,000	o	HCA, Inc	9.630	11/15/16	B2	5,207
		TOTAL HEALTH SERVICES				7,688

HOLDING AND OTHER INVESTMENT OFFICES - 0.30%
1,380,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,441
2,220,000		Boston Properties LP	6.250	01/15/13	Baa2	2,210
1,525,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	1,057
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	Baa2	4,910
700,000		Duke Realty LP	5.630	08/15/11	Baa2	670
760,000		ERP Operating LP	5.750	06/15/17	Baa1	709
255,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	223
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	1,274
840,000		Kimco Realty Corp	5.700	05/01/17	Baa1	696
125,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	107
625,000		ProLogis	5.500	04/01/12	Baa2	575
1,500,000		ProLogis	5.500	03/01/13	Baa2	1,315
385,000		ProLogis	5.750	04/01/16	Baa2	303
2,340,000		ProLogis	5.630	11/15/16	Baa2	1,799
1,375,000		ProLogis	6.630	05/15/18	Baa2	1,083
2,325,000		Realty Income Corp	5.950	09/15/16	Baa1	2,068
2,325,000		Regency Centers LP	5.250	08/01/15	Baa2	1,887
225,000		Regency Centers LP	5.880	06/15/17	Baa2	182
1,275,000		Simon Property Group LP	6.750	05/15/14	A3	1,281
3,040,000		Simon Property Group LP	10.350	04/01/19	A3	3,455
1,300,000		Washington Real Estate Investment Trust	5.950	06/15/11	Baa1	1,227
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				28,472

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
INDUSTRIAL MACHINERY AND EQUIPMENT - 0.68%
$ 1,500,000	Black & Decker Corp	8.950%	04/15/14	Baa3	$1,645
2,835,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	3,024
5,500,000	Caterpillar, Inc	6.050	08/15/36	A2	5,247
2,975,000	Dell, Inc	3.380	06/15/12	A2	3,028
1,925,000	Dell, Inc	5.880	06/15/19	A2	1,965
7,525,000	Hewlett-Packard Co	4.250	02/24/12	A2	7,854
4,000,000	Hewlett-Packard Co	2.950	08/15/12	A2	4,030
7,475,000	Hewlett-Packard Co	4.750	06/02/14	A2	7,803
3,000,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	3,285
13,125,000	International Business Machines Corp	6.500	10/15/13	A1	14,669
3,825,000	International Game Technology	7.500	06/15/19	Baa2	3,859
2,125,000	ITT Corp	4.900	05/01/14	Baa1	2,110
1,500,000	Kennametal, Inc	7.200	06/15/12	Baa2	1,483
3,600,000	Xerox Corp	8.250	05/15/14	Baa2	3,744
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				63,746

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
4,000,000	Emerson Electric Co	4.500	05/01/13	A2	4,120
5,000,000	Medtronic, Inc	4.750	09/15/15	A1	5,259
2,150,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	2,690
1,750,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,759
	TOTAL INSTRUMENTS AND RELATED PRODUCTS				13,828

INSURANCE CARRIERS - 1.01%
3,825,000	ACE INA Holdings, Inc	5.880	06/15/14	A3	3,950
2,155,000	Aetna, Inc	6.500	09/15/18	A3	2,159
1,925,000	Aetna, Inc	6.630	06/15/36	A3	1,750
11,525,000	Aflac, Inc	8.500	05/15/19	A2	12,316
5,000,000	AIG SunAmerica Global Financing VI	6.300	05/10/11	A1	4,697
5,375,000	Allstate Corp	7.450	05/16/19	A3	5,815
5,900,000	American Financial Group, Inc	9.880	06/15/19	Baa2	5,902
3,750,000	Chubb Corp	6.000	05/11/37	A2	3,795
4,000,000	John Hancock Global Funding II	7.900	07/02/10	Aa3	4,101
3,000,000	Metlife, Inc	5.380	12/15/12	A2	3,066
5,620,000	Metlife, Inc	5.000	06/15/15	A2	5,354
2,500,000	Metlife, Inc	5.700	06/15/35	A2	2,184
7,675,000	MetLife, Inc	6.750	06/01/16	A2	7,814
3,000,000	Prudential Financial, Inc	5.800	06/15/12	Baa2	3,010
12,275,000	Prudential Financial, Inc	7.380	06/15/19	Baa2	12,052
3,000,000	Prudential Funding LLC	6.750	09/15/23	A3	2,790
5,000,000	Travelers Cos, Inc	5.900	06/02/19	A2	5,151
5,000,000	WellPoint, Inc	6.380	01/15/12	Baa1	5,208
1,800,000	WellPoint, Inc	5.880	06/15/17	Baa1	1,762
2,250,000	WellPoint, Inc	5.850	01/15/36	Baa1	1,974
	TOTAL INSURANCE CARRIERS				94,850

METAL MINING - 0.13%
4,000,000	Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	4,293
3,850,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	3,874
4,000,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	4,002
	TOTAL METAL MINING				12,169

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
$ 7,450,000	Hasbro, Inc	6.130%	05/15/14	Baa2	$7,658
	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				7,658

MISCELLANEOUS RETAIL - 0.19%
2,500,000	CVS Caremark Corp	5.750	08/15/11	Baa2	2,644
10,500,000	CVS Caremark Corp	5.750	06/01/17	Baa2	10,554
795,000	CVS Caremark Corp	6.600	03/15/19	Baa2	849
2,550,000	Staples, Inc	7.750	04/01/11	Baa2	2,697
1,325,000	Staples, Inc	9.750	01/15/14	Baa2	1,480
	TOTAL MISCELLANEOUS RETAIL				18,224

MOTION PICTURES - 0.25%
3,000,000	Time Warner, Inc	6.750	04/15/11	Baa2	3,140
16,250,000	Time Warner, Inc	6.880	05/01/12	Baa2	17,383
3,825,000	Time Warner, Inc	6.500	11/15/36	Baa2	3,350
	TOTAL MOTION PICTURES				23,873

NONDEPOSITORY INSTITUTIONS - 4.32%
2,550,000	American Express Co	7.000	03/19/18	A3	2,476
5,125,000	American Express Co	8.130	05/20/19	A3	5,318
7,500,000	American General Finance Corp	6.900	12/15/17	Baa2	4,061
3,500,000	American Honda Finance Corp	5.130	12/15/10	A1	3,453
4,500,000	Anglo American Capital plc	9.380	04/08/14	Baa1	4,888
4,650,000	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	4,933
6,500,000	Capital One Financial Corp	5.700	09/15/11	Baa1	6,529
4,500,000	CIT Group, Inc	5.850	09/15/16	Ba2	2,540
34,000,000	Citigroup Funding, Inc	2.000	03/30/12	Aaa	34,077
3,700,000	Countrywide Financial Corp	6.250	05/15/16	A3	3,283
25,000,000	General Electric Capital Corp	3.000	12/09/11	Aaa	25,791
2,100,000	General Electric Capital Corp	5.880	02/15/12	Aa2	2,193
61,500,000	General Electric Capital Corp	2.250	03/12/12	Aaa	62,045
37,400,000	General Electric Capital Corp	2.200	06/08/12	Aaa	37,592
7,450,000	General Electric Capital Corp	5.900	05/13/14	Aa2	7,604
21,200,000	General Electric Capital Corp	5.500	06/04/14	Aa2	21,115
5,375,000	General Electric Capital Corp	6.880	01/10/39	Aa2	4,838
61,800,000	GMAC, Inc	2.200	12/19/12	Aaa	61,551
10,000,000	HSBC Finance Corp	5.250	01/14/11	A3	10,068
5,750,000	HSBC Finance Corp	6.380	11/27/12	A3	5,849
4,000,000	HSBC Finance Corp	4.750	07/15/13	A3	3,906
5,000,000	HSBC Finance Corp	5.500	01/19/16	A3	4,704
5,575,000	International Lease Finance Corp	5.750	06/15/11	Baa2	4,623
2,475,000	International Lease Finance Corp	5.630	09/20/13	Baa2	1,870
3,825,000	International Lease Finance Corp	6.630	11/15/13	Baa2	2,944
15,350,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	15,727
4,150,000	Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,486
5,000,000	Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	5,297
4,000,000	Mantis Reef Ltd	4.800	11/03/09	A3	3,963
4,000,000	MBNA Corp	6.130	03/01/13	A2	4,057
5,990,000	National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	6,327
3,800,000	National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	4,765
15,000,000	Nationwide Building Society	5.500	07/18/12	Aaa	14,176
5,500,000	Principal Life Global Funding I	5.130	10/15/13	Aa3	5,314

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
$ 7,680,000	Svensk Exportkredit AB	5.130%	03/01/17	Aa1	$7,778
4,364,062	Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	4,507
900,000	WEA Finance LLC	7.130	04/15/18	A2	835
	TOTAL NONDEPOSITORY INSTITUTIONS				405,483

OIL AND GAS EXTRACTION - 1.33%
2,000,000	Anadarko Finance Co	6.750	05/01/11	Baa3	2,082
7,450,000	Anadarko Petroleum Corp	7.630	03/15/14	Baa3	8,076
3,850,000	Anadarko Petroleum Corp	8.700	03/15/19	Baa3	4,313
3,825,000	Anadarko Petroleum Corp	7.950	06/15/39	Baa3	3,977
4,500,000	Atlas Energy Resources LLC	10.750	02/01/18	B3	4,241
5,900,000	Baker Hughes, Inc	6.500	11/15/13	A2	6,543
3,000,000	Baker Hughes, Inc	6.880	01/15/29	A2	3,154
3,500,000	BJ Services Co	5.750	06/01/11	Baa1	3,575
2,000,000	Burlington Resources Finance Co	6.400	08/15/11	A2	2,157
7,750,000	Burlington Resources Finance Co	7.200	08/15/31	A2	8,467
6,500,000	Chesapeake Energy Corp	6.500	08/15/17	Ba3	5,460
2,980,000	Empresa Nacional del Petroleo	6.250	07/08/19	A3	2,980
1,525,000	EnCana Corp	6.500	05/15/19	Baa2	1,635
1,525,000	EnCana Corp	6.630	08/15/37	Baa2	1,579
5,000,000	Encore Acquisition Co	9.500	05/01/16	B1	4,925
5,950,000	Enterprise Products Operating LLC	4.600	08/01/12	Baa3	5,991
2,800,000	Enterprise Products Operating LLC	6.300	09/15/17	Baa3	2,814
1,600,000	Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,626
4,000,000	Enterprise Products Operating LP	5.600	10/15/14	Baa3	4,111
3,250,000	EOG Resources, Inc	5.630	06/01/19	A3	3,402
3,250,000	Husky Energy, Inc	6.250	06/15/12	Baa2	3,355
2,975,000	Husky Energy, Inc	6.800	09/15/37	Baa2	2,951
3,000,000	Kerr-McGee Corp	6.950	07/01/24	Baa3	2,784
2,800,000	Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	2,576
1,890,000	Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	1,635
4,300,000	Petrobras International Finance Co	7.880	03/15/19	Baa1	4,687
2,900,000	Petroleos Mexicanos	8.000	05/03/19	Baa1	3,147
700,000	Range Resources Corp	7.250	05/01/18	Ba3	655
6,994,591	Tengizchevroil Finance Co SARL	6.120	11/15/14	Baa3	6,294
5,000,000	XTO Energy, Inc	6.250	04/15/13	Baa2	5,298
4,400,000	XTO Energy, Inc	4.630	06/15/13	Baa2	4,416
3,475,000	XTO Energy, Inc	5.750	12/15/13	Baa2	3,654
2,500,000	XTO Energy, Inc	6.380	06/15/38	Baa2	2,554
	TOTAL OIL AND GAS EXTRACTION				125,114

PAPER AND ALLIED PRODUCTS - 0.03%
2,445,000	International Paper Co	9.380	05/15/19	Baa3	2,492
	TOTAL PAPER AND ALLIED PRODUCTS				2,492

PETROLEUM AND COAL PRODUCTS - 0.72%
7,450,000	BP Capital Markets plc	3.130	03/10/12	Aa1	7,600
11,575,000	BP Capital Markets plc	4.750	03/10/19	Aa1	11,514
7,475,000	Chevron Corp	3.450	03/03/12	Aa1	7,710
750,000	Chevron Corp	3.950	03/03/14	Aa1	772
9,725,000	ConocoPhillips	4.600	01/15/15	A1	9,994
7,600,000	ConocoPhillips	6.500	02/01/39	A1	8,090
2,225,000	Hess Corp	7.000	02/15/14	Baa2	2,410
3,600,000	Hess Corp	8.130	02/15/19	Baa2	4,098

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,500,000		Marathon Oil Corp	6.500%	02/15/14	Baa1	$3,742
2,850,000		Marathon Oil Corp	7.500	02/15/19	Baa1	3,111
4,000,000		Marathon Oil Corp	6.600	10/01/37	Baa1	3,870
2,800,000		StatoilHydro ASA	3.880	04/15/14	Aa2	2,840
2,500,000		Valero Energy Corp	6.630	06/15/37	Baa2	2,133
		TOTAL PETROLEUM AND COAL PRODUCTS				67,884

PIPELINES, EXCEPT NATURAL GAS - 0.14%
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	Baa3	1,864
4,025,000		Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	4,052
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	2,170
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	3,283
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	1,911
		TOTAL PIPELINES, EXCEPT NATURAL GAS				13,280

PRIMARY METAL INDUSTRIES - 0.12%
3,040,000		ArcelorMittal	5.380	06/01/13	Baa3	2,912
2,085,000		ArcelorMittal	9.850	06/01/19	Baa3	2,250
4,440,000		Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	4,375
1,550,000		Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,236
		TOTAL PRIMARY METAL INDUSTRIES				10,773

PRINTING AND PUBLISHING - 0.13%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	A3	2,547
1,274,000		News America, Inc	7.250	05/18/18	Baa1	1,285
4,250,000		News America, Inc	7.630	11/30/28	Baa1	4,070
4,125,000		Thomson Corp	5.700	10/01/14	Baa1	4,189
		TOTAL PRINTING AND PUBLISHING				12,091

RAILROAD TRANSPORTATION - 0.33%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	4,029
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	2,397
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,577
2,500,000		Norfolk Southern Corp	5.750	01/15/16	Baa1	2,589
2,800,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	2,863
4,000,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	4,146
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,911
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,161
6,375,000		Union Pacific Corp	5.130	02/15/14	Baa2	6,590
		TOTAL RAILROAD TRANSPORTATION				31,263

REAL ESTATE - 0.01%
1,750,000	i	USB Realty Corp	6.090	12/30/49	A2	1,015
		TOTAL REAL ESTATE				1,015

SECURITY AND COMMODITY BROKERS - 2.09%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa3	4,075
4,200,000		Charles Schwab Corp	4.950	06/01/14	A2	4,272
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	Aa1	3,013
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,419
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	2,986
9,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	9,573
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	3,402

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
$ 7,200,000	Goldman Sachs Group, Inc	5.250%	10/15/13	A1	$7,348
6,185,000	Goldman Sachs Group, Inc	5.150	01/15/14	A1	6,208
1,130,000	Goldman Sachs Group, Inc	6.000	05/01/14	A1	1,179
1,500,000	Goldman Sachs Group, Inc	5.350	01/15/16	A1	1,430
27,825,000	Goldman Sachs Group, Inc	7.500	02/15/19	A1	29,795
1,150,000	Goldman Sachs Group, Inc	6.450	05/01/36	A2	975
3,100,000	Goldman Sachs Group, Inc	6.750	10/01/37	A2	2,756
15,125,000	Merrill Lynch & Co, Inc	6.050	08/15/12	A2	15,165
4,825,000	Merrill Lynch & Co, Inc	5.450	02/05/13	A2	4,696
13,650,000	Merrill Lynch & Co, Inc	6.880	04/25/18	A2	12,634
30,000,000	Morgan Stanley	2.250	03/13/12	Aaa	30,265
18,700,000	Morgan Stanley	6.000	05/13/14	A2	18,934
9,350,000	Morgan Stanley	5.380	10/15/15	A2	9,162
5,000,000	Morgan Stanley	5.750	10/18/16	A2	4,793
4,125,000	Morgan Stanley	5.450	01/09/17	A2	3,852
4,775,000	Morgan Stanley	5.950	12/28/17	A2	4,582
3,850,000	Morgan Stanley	6.630	04/01/18	A2	3,838
8,825,000	Morgan Stanley	7.300	05/13/19	A2	9,151
1,560,000	Nuveen Investments, Inc	10.500	11/15/15	Caa3	1,076
	TOTAL SECURITY AND COMMODITY BROKERS				196,579

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
3,385,000	3M Co	4.380	08/15/13	Aa2	3,599
4,150,000	3M Co	5.700	03/15/37	Aa2	4,323
	TOTAL STONE, CLAY, AND GLASS PRODUCTS				7,922

TOBACCO PRODUCTS - 0.15%
3,700,000	Philip Morris International, Inc	4.880	05/16/13	A2	3,883
7,425,000	Philip Morris International, Inc	6.880	03/17/14	A2	8,378
1,600,000	Philip Morris International, Inc	6.380	05/16/38	A2	1,702
	TOTAL TOBACCO PRODUCTS				13,963

TRANSPORTATION EQUIPMENT - 0.30%
4,745,000	Boeing Co	5.000	03/15/14	A2	4,996
3,750,000	Honeywell International, Inc	3.880	02/15/14	A2	3,832
2,500,000	Lockheed Martin Corp	4.120	03/14/13	Baa1	2,550
5,525,000	Lockheed Martin Corp	6.150	09/01/36	Baa1	5,897
4,575,000	United Technologies Corp	6.130	02/01/19	A2	5,064
4,970,000	United Technologies Corp	5.400	05/01/35	A2	4,856
1,075,000	United Technologies Corp	6.050	06/01/36	A2	1,140
	TOTAL TRANSPORTATION EQUIPMENT				28,335

WHOLESALE TRADE-DURABLE GOODS - 0.05%
3,250,000	Ace Hardware Corp	9.130	06/01/16	Ba2	3,193
1,500,000	Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,426
	TOTAL WHOLESALE TRADE-DURABLE GOODS				4,619

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
4,250,000	McKesson Corp	6.500	02/15/14	Baa3	4,534
3,000,000	Plains All American Pipeline LP	5.630	12/15/13	Baa3	2,973
3,825,000	Plains All American Pipeline LP	8.750	05/01/19	Baa3	4,340
640,000	SUPERVALU, Inc	8.000	05/01/16	Ba3	621
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				12,468

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
	TOTAL CORPORATE BONDS				$2,633,257
	(Cost $2,601,799)

GOVERNMENT BONDS - 62.92%

AGENCY SECURITIES - 5.50%
$ 7,250,000	Federal Farm Credit Bank (FFCB)	5.380%	07/18/11	Aaa	7,825
31,850,000	FFCB	2.630	04/21/11	Aaa	32,678
10,500,000	Federal Home Loan Bank (FHLB)	5.000	11/17/17	Aaa	11,173
3,000,000	FHLB	3.630	09/16/11	Aaa	3,142
10,000,000	FHLB	2.380	04/30/10	Aaa	10,158
6,000,000	Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	Aaa	6,243
5,000,000	FHLMC	4.130	12/21/12	Aaa	5,333
10,500,000	FHLMC	3.750	03/27/19	Aaa	10,318
27,600,000	FHLMC	2.500	04/23/14	Aaa	27,163
15,000,000	FHLMC	5.500	08/20/12	Aaa	16,598
21,225,000	FHLMC	3.250	07/16/10	Aaa	21,821
19,000,000	FHLMC	4.880	02/09/10	Aaa	19,512
5,000,000	FHLMC	1.750	06/15/12	Aaa	4,982
22,500,000	FHLMC	5.250	07/18/11	Aaa	24,275
25,000,000	Federal National Mortgage Association (FNMA)	3.880	07/12/13	Aaa	26,316
10,000,000	FNMA	3.630	02/12/13	Aaa	10,514
24,500,000	FNMA	2.750	02/05/14	Aaa	24,505
25,500,000	FNMA	2.500	05/15/14	Aaa	25,069
76,000,000	FNMA	2.750	03/13/14	Aaa	75,836
20,000,000	FNMA	2.000	01/09/12	Aaa	20,200
7,200,000	FNMA	7.130	06/15/10	Aaa	7,657
1,350,000	FNMA	4.250	01/19/10	Aaa	1,377
8,250,000	FNMA	3.250	08/12/10	Aaa	8,492
8,000,000	FNMA	5.000	10/15/11	Aaa	8,647
19,400,000	FNMA	1.380	04/28/11	Aaa	19,450
5,397,045	Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	5,437
2,392,032	Overseas Private Investment Corp	3.420	01/15/15	NR	2,481
13,000,000	Private Export Funding Corp	4.900	12/15/11	Aaa	14,031
25,000,000	Private Export Funding Corp	3.550	04/15/13	Aaa	25,935
7,000,000	Private Export Funding Corp	4.550	05/15/15	Aaa	7,459
17,000,000	Private Export Funding Corp	5.450	09/15/17	Aaa	18,237
10,000,000	Private Export Funding Corp	4.380	03/15/19	Aaa	9,993
3,000,000	US Department of Housing and Urban Development	5.380	08/01/18	NR	3,222
	TOTAL AGENCY SECURITIES				516,079

FOREIGN GOVERNMENT BONDS - 2.33%
7,500,000	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa3	7,515
10,000,000	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,387
3,500,000	China Development Bank	5.000	10/15/15	A1	3,612
1,650,000	China Government International Bond	4.750	10/29/13	A1	1,738
2,000,000	Development Bank of Japan	4.250	06/09/15	Aaa	1,947
4,660,000	Eksportfinans A/S	5.000	02/14/12	Aa1	4,944
3,500,000	European Investment Bank	4.880	02/15/36	Aaa	3,374
4,000,000	Federal Republic of Germany	3.880	06/01/10	Aaa	4,038
16,395,000	Federative Republic of Brazil	6.000	01/17/17	Ba1	16,829
6,000,000	Federative Republic of Brazil	8.000	01/15/18	WR	6,720
5,000,000	International Finance Corp	5.130	05/02/11	Aaa	5,148

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,400,000		Italy Government International Bond	5.380%	06/12/17	NR	$4,472
4,000,000		Italy Government International Bond	6.880	09/27/23	Aa2	4,490
16,600,000		Japan Finance Corp	2.000	06/24/11	Aaa	16,630
1,000,000		Mexico Government International Bond	6.380	01/16/13	Baa1	1,080
1,150,000		Mexico Government International Bond	5.880	01/15/14	Baa1	1,210
2,900,000		Mexico Government International Bond	6.750	09/27/34	Baa1	2,925
3,400,000		Mexico Government International Bond	6.050	01/11/40	Baa1	3,089
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,448
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,821
17,120,000		Province of Ontario Canada	3.130	09/08/10	Aa1	17,478
20,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	20,337
27,400,000		Province of Ontario Canada	4.100	06/16/14	Aa1	27,943
2,250,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,333
8,835,000		Province of Quebec Canada	4.630	05/14/18	Aa2	8,742
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,357
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,306
5,576,000		Qatar Govt International Bond	6.550	04/09/19	Aa2	5,708
1,150,000		Republic of Ghana	8.500	10/04/17	NR	914
2,355,000		Republic of Peru	7.130	03/30/19	Ba1	2,514
4,500,000		Republic of Turkey	7.500	11/07/19	Ba3	4,658
4,080,000		South Africa Government International Bond	6.880	05/27/19	Baa1	4,192
1,030,000		United Mexican States	5.880	02/17/14	Baa1	1,079
		TOTAL FOREIGN GOVERNMENT BONDS				218,978

MORTGAGE BACKED - 37.08%
15,924,573	i	Federal Home Loan Mortgage Corp (FHLMC)	5.880	04/01/37		16,288
20,467,276	i	FHLMC	5.740	03/01/37		21,253
17,794,683	i	FHLMC	5.730	02/01/37		18,693
1,717,416	i	FHLMC	6.000	05/01/37		1,805
13,991,691	i	FHLMC	5.840	09/01/37		14,752
13,862,719	i	FHLMC	5.830	08/01/37		14,627
26,227,067	i	FHLMC	5.710	06/01/37		27,533
8,623,468	i	FHLMC	6.080	09/01/36		9,030
8,592,005	i	FHLMC	3.730	02/01/36		8,642
7,497,474		FHLMC	4.500	09/15/35		7,657
2,379,267		FHLMC	5.750	12/15/18		2,459
10,962,261	i	FHLMC	5.790	07/01/36		11,397
7,335,242	i	FHLMC	5.950	09/01/36		7,703
10,141,053	i	FHLMC	5.910	09/01/36		10,590
6,967,691	i	FHLMC	4.900	09/01/36		6,996
18,412,763		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	08/01/35		18,387
2,737,615		FGLMC	5.000	10/01/35		2,795
25,609,686		FGLMC	5.500	06/01/35		26,526
4,517,396		FGLMC	6.000	06/01/35		4,728
14,643,557		FGLMC	5.000	11/01/35		14,952
4,251,075		FGLMC	7.000	01/01/36		4,584
6,253,155		FGLMC	5.000	02/01/36		6,385
806,856		FGLMC	6.500	11/01/35		859
3,251,622		FGLMC	6.000	01/01/36		3,400
4,006,461		FGLMC	6.000	05/01/35		4,193
8,149,197		FGLMC	6.000	05/01/35		8,529
1,952,695		FGLMC	6.000	05/01/35		2,044
3,782,155		FGLMC	6.000	05/01/35		3,958
4,592,332		FGLMC	6.000	05/01/35		4,806

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 3,522,706	FGLMC	5.500%	06/01/35	$3,649
6,076,350	FGLMC	5.500	06/01/35	6,294
11,647,443	FGLMC	7.000	05/01/35	12,644
2,185,298	FGLMC	5.500	06/01/35	2,263
12,730,775	FGLMC	5.500	07/01/38	13,160
30,690,655	FGLMC	6.000	11/01/38	32,066
12,177,301	FGLMC	5.000	04/01/38	12,403
24,754,410	FGLMC	5.000	04/01/38	25,212
14,460,341	FGLMC	5.500	01/01/39	14,947
9,000,000	FGLMC	6.000	08/15/39	9,360
27,000,000	FGLMC	6.500	08/15/39	28,595
15,980,435	FGLMC	4.500	05/01/39	15,928
19,000,000	FGLMC	4.000	06/01/39	18,361
15,638,002	FGLMC	6.500	10/01/36	16,640
45,874,015	FGLMC	5.500	01/01/37	47,443
2,712,556	FGLMC	5.500	04/01/36	2,805
3,075,179	FGLMC	6.500	05/01/36	3,272
27,657,692	FGLMC	5.500	04/01/37	28,591
5,904,416	FGLMC	6.000	09/01/37	6,169
18,524,391	FGLMC	5.000	12/01/37	18,868
42,814,524	FGLMC	5.500	05/01/37	44,259
12,463,954	FGLMC	6.000	08/01/37	13,023
474,301	FGLMC	7.000	10/01/20	519
46,118,713	FGLMC	4.500	06/01/21	47,515
4,076,203	FGLMC	4.500	07/01/20	4,200
3,023,358	FGLMC	4.500	08/01/20	3,108
14,713,424	FGLMC	4.500	06/01/21	15,159
822,569	FGLMC	6.000	11/01/23	867
202,677	FGLMC	8.000	01/01/31	223
63,091	FGLMC	7.000	05/01/23	69
987,474	FGLMC	6.000	10/01/23	1,041
283,804	FGLMC	7.000	07/01/13	300
1,398,386	FGLMC	6.500	12/01/16	1,479
31,195	FGLMC	7.000	09/01/10	32
75,264	FGLMC	6.000	04/01/11	80
12,070,571	FGLMC	5.000	09/01/18	12,639
2,639,736	FGLMC	5.500	01/01/19	2,786
1,259,881	FGLMC	4.000	06/01/19	1,283
4,574,326	FGLMC	4.500	10/01/18	4,744
2,651,623	FGLMC	4.500	11/01/18	2,750
42,900,326	FGLMC	7.000	12/01/33	46,569
62,795,093	FGLMC	5.000	01/01/34	64,215
21,531,953	FGLMC	5.500	12/01/33	22,356
5,026,005	FGLMC	5.500	12/01/33	5,214
12,634,042	FGLMC	5.000	05/01/34	12,914
10,447,023	FGLMC	4.500	04/01/35	10,442
4,102,829	FGLMC	6.000	05/01/35	4,309
22,579,904	FGLMC	4.500	10/01/34	22,583
2,233,755	FGLMC	5.500	12/01/34	2,316
88,846	FGLMC	7.000	12/01/31	96
96,747	FGLMC	7.000	12/01/31	105
74,429	FGLMC	7.000	11/01/31	81
262,084	FGLMC	7.000	12/01/31	284
276,574	FGLMC	7.000	12/01/31	300

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 8,224,753		FGLMC	4.500%	07/01/33	$8,226
3,742,223		FGLMC	5.500	11/01/33	3,887
21,937		FGLMC	7.000	01/01/32	24
472,812		FGLMC	8.000	02/01/32	521
9,972,385		Federal National Mortgage Association (FNMA)	5.500	04/01/36	10,332
6,627,882		FNMA	5.000	04/01/36	6,762
12,739,874	i	FNMA	5.810	06/01/36	13,212
28,427,512	i	FNMA	5.980	07/01/36	29,609
8,119,949	i	FNMA	5.950	07/01/36	8,463
12,372,839		FNMA	5.500	10/01/35	12,819
12,622,134		FNMA	5.000	10/01/35	12,896
8,069,635		FNMA	5.500	11/01/35	8,361
11,469,859	i	FNMA	5.740	02/01/36	11,939
14,621,879		FNMA	5.000	02/01/36	14,939
6,499,540		FNMA	6.500	09/01/36	6,933
29,205,087		FNMA	5.500	03/01/37	30,190
7,243,960	i	FNMA	6.030	02/01/37	7,645
11,339,963		FNMA	6.500	03/01/37	12,097
7,671,361		FNMA	7.000	04/01/37	8,333
783,751		FNMA	6.500	03/01/37	836
10,097,729	i	FNMA	5.770	12/01/36	10,609
51,956,180	i	FNMA	5.810	11/01/36	54,568
14,096,873		FNMA	6.000	12/01/36	14,767
43,875,057		FNMA	5.500	02/01/37	45,383
10,237,079		FNMA	5.000	02/01/37	10,440
6,550,697		FNMA	6.000	04/01/35	6,889
4,118,097		FNMA	5.500	04/01/35	4,267
15,505,256		FNMA	4.500	05/01/35	15,554
6,043,766		FNMA	6.000	05/01/35	6,340
18,419,678		FNMA	5.500	05/01/35	19,084
3,378,789		FNMA	6.000	12/01/34	3,553
17,662,319		FNMA	5.500	12/01/34	18,316
6,081,229		FNMA	5.500	01/01/35	6,306
25,886,157		FNMA	5.500	04/01/35	26,845
67,678,863		FNMA	5.500	02/01/35	70,228
2,834,092		FNMA	5.500	06/01/35	2,936
2,798,910		FNMA	6.000	07/01/35	2,936
1,788,827		FNMA	5.500	07/01/35	1,853
12,440,671		FNMA	5.000	08/01/35	12,710
11,223,715		FNMA	5.500	09/01/35	11,629
27,424,499		FNMA	5.500	09/01/35	28,457
4,255,728		FNMA	5.500	06/01/35	4,409
2,067,379		FNMA	5.500	06/01/35	2,142
1,687,460		FNMA	5.500	06/01/35	1,748
496,374		FNMA	7.500	06/01/35	539
1,117,271		FNMA	5.500	06/01/35	1,158
14,406,759		FNMA	6.500	08/01/37	15,364
15,947,596		FNMA	4.500	01/01/39	15,937
10,929,489	i	FNMA	4.910	10/01/38	11,318
15,037,973		FNMA	5.500	01/01/39	15,545
13,756,459		FNMA	6.000	01/01/39	14,394
14,446,407		FNMA	6.000	01/01/39	15,116
22,687,515		FNMA	5.000	04/01/38	23,136
24,046,462		FNMA	5.000	04/01/38	24,521

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 10,100,510		FNMA	5.000%	05/01/38	$10,300
11,836,881	i	FNMA	5.240	09/01/38	12,335
84,000,000		FNMA	6.500	08/25/38	89,093
15,250,238		FNMA	4.500	02/01/39	15,240
11,000,000		FNMA	4.000	07/25/39	10,667
19,709,965		FNMA	4.500	05/01/39	19,694
43,000,000		FNMA	4.500	07/25/39	42,906
212,000,000		FNMA	6.000	08/25/39	220,810
78,000,000		FNMA	5.000	07/25/39	79,414
13,172,010		FNMA	5.500	02/01/39	13,616
27,480,384		FNMA	4.500	02/01/39	27,461
24,031,648		FNMA	5.000	03/01/39	24,504
15,487,348		FNMA	5.000	04/01/39	15,792
10,950,844		FNMA	4.000	04/01/39	10,615
10,756,349		FNMA	6.500	09/01/37	11,471
17,677,738		FNMA	6.500	09/01/37	18,852
8,948,290		FNMA	6.500	09/01/37	9,543
22,051,967	i	FNMA	5.900	10/01/37	23,188
16,577,176		FNMA	6.500	09/01/37	17,678
6,240,958		FNMA	6.000	09/01/37	6,532
4,601,303		FNMA	6.500	08/01/37	4,907
6,970,068		FNMA	6.000	09/01/37	7,295
5,228,365		FNMA	6.000	09/01/37	5,472
4,198,249		FNMA	6.000	09/01/37	4,394
5,262,770		FNMA	6.000	10/01/37	5,508
1,977,222		FNMA	6.500	03/01/38	2,108
12,463,941		FNMA	6.500	03/01/38	13,291
5,653,337		FNMA	6.500	03/01/38	6,029
12,609,150		FNMA	5.000	04/01/38	12,858
13,269,051		FNMA	5.000	04/01/38	13,531
7,675,021		FNMA	5.500	01/01/38	7,934
11,874,501		FNMA	7.000	11/01/37	12,898
1,366,140		FNMA	6.500	01/01/38	1,457
478,837		FNMA	6.500	02/01/38	511
68,929,698		FNMA	5.500	02/01/38	71,253
2,477,196		FNMA	5.500	10/01/34	2,569
630,443		FNMA	6.000	01/01/19	668
14,719,933		FNMA	4.500	12/01/18	15,271
108,485		FNMA	6.000	02/01/19	115
7,144,433		FNMA	5.000	03/01/20	7,481
9,528,555		FNMA	5.000	04/01/19	9,948
10,056,747		FNMA	5.500	04/01/18	10,622
5,013,597		FNMA	5.500	03/01/18	5,295
836,236		FNMA	5.500	04/01/18	881
278,153		FNMA	5.500	05/01/18	294
979,009		FNMA	6.500	04/01/18	1,038
3,211,151		FNMA	5.500	07/01/20	3,385
16,111,442		FNMA	5.000	07/01/23	16,696
22,755,353		FNMA	5.000	07/01/23	23,581
5,432,903		FNMA	5.000	12/01/23	5,580
16,908,274		FNMA	4.000	05/01/24	16,936
1,531,468		FNMA	5.500	02/01/24	1,594
10,604,986		FNMA	5.000	03/01/21	11,105
8,083,160		FNMA	5.000	12/01/20	8,421

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 11,832,890	FNMA	4.500%	03/01/23	$12,092
22,285,755	FNMA	4.500	06/01/23	22,775
164,362	FNMA	8.000	03/01/23	179
2,729,579	FNMA	4.440	07/01/13	2,827
243,636	FNMA	5.000	06/01/13	251
3,645,715	FNMA	4.760	10/01/13	3,811
5,418,850	FNMA	4.440	04/01/14	5,594
1,405,229	FNMA	4.780	02/01/14	1,468
943	FNMA	8.000	06/01/11	1
6,675	FNMA	7.500	11/01/10	7
1,602	FNMA	8.000	06/01/11	2
4,313	FNMA	8.000	07/01/11	5
3,239	FNMA	8.000	06/01/11	3
1,610,572	FNMA	4.560	01/01/15	1,668
796,519	FNMA	6.500	10/01/16	846
34,782	FNMA	6.500	04/01/16	37
498,043	FNMA	6.500	11/01/16	529
1,650,258	FNMA	6.500	02/01/18	1,749
6,890,730	FNMA	5.000	12/01/17	7,218
995,549	FNMA	7.500	04/01/15	1,060
462,333	FNMA	7.500	02/01/15	492
863,784	FNMA	7.500	04/01/15	915
105,005	FNMA	6.500	03/01/16	112
32,332	FNMA	6.500	02/01/16	35
3,084,070	FNMA	5.500	07/01/24	3,208
6,548,278	FNMA	5.500	01/01/34	6,795
3,124,404	FNMA	5.500	01/01/34	3,242
9,713,400	FNMA	5.500	02/01/34	10,079
6,068,300	FNMA	5.000	03/01/34	6,208
2,454,572	FNMA	5.000	03/01/34	2,511
7,600,759	FNMA	5.500	12/01/33	7,935
7,718,179	FNMA	5.000	11/01/33	7,896
1,170,544	FNMA	5.500	12/01/33	1,215
2,656,200	FNMA	5.500	12/01/33	2,756
1,456,200	FNMA	5.500	12/01/33	1,511
2,122,232	FNMA	5.000	03/01/34	2,171
4,804,516	FNMA	5.500	09/01/34	4,982
9,776,270	FNMA	6.000	08/01/34	10,296
4,358,216	FNMA	5.500	09/01/34	4,520
3,039,442	FNMA	5.500	10/01/34	3,152
3,181,336	FNMA	5.500	09/01/34	3,299
1,953,672	FNMA	5.000	03/01/34	1,999
16,256,124	FNMA	5.000	03/01/34	16,631
6,766,514	FNMA	5.500	03/01/34	7,017
60,702,342	FNMA	5.000	08/01/34	61,993
16,311,028	FNMA	5.000	04/01/34	16,675
643,413	FNMA	7.000	07/01/32	704
256,126	FNMA	7.000	07/01/32	280
11,668,421	FNMA	5.500	01/01/33	12,119
1,678,901	FNMA	5.000	02/01/33	1,718
19,988,935	FNMA	6.000	01/01/33	21,095
45,000,000	FNMA	4.500	07/25/24	45,900
426,290	FNMA	8.000	07/01/24	465
4,339,593	FNMA	5.500	08/01/24	4,514

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
$ 92,579	FNMA	9.000%	11/01/25		$101
15,133,044	FNMA	5.000	10/01/25		15,508
8,900,945	FNMA	4.500	03/25/33		9,203
1,621,588	FNMA	5.000	10/01/33		1,659
2,688,971	FNMA	5.000	10/01/33		2,751
45,889,341	FNMA	5.000	11/01/33		46,949
8,107,713	FNMA	5.000	11/01/33		8,295
806,584	FNMA	5.000	11/01/33		825
5,590,647	FNMA	4.500	08/01/33		5,608
1,493,975	FNMA	5.500	06/01/33		1,550
5,549,316	FNMA	5.000	08/01/33		5,677
5,541,444	FNMA	5.000	10/01/33		5,669
9,130,176	FNMA	4.500	10/01/33		9,159
20,025,414	Government National Mortgage Association (GNMA)	5.500	07/15/38		20,715
28,000,000	GNMA	5.500	07/15/38		28,910
6,643,065	GNMA	6.000	08/15/38		6,928
16,666,916	GNMA	5.500	07/20/38		17,195
80,000,000	GNMA	5.000	07/15/38		81,550
12,619,516	GNMA	6.000	02/20/37		13,158
4,534,177	GNMA	6.000	01/20/37		4,727
14,698,344	GNMA	5.000	04/15/38		15,018
11,942,521	GNMA	6.000	12/15/37		12,457
48,000,000	GNMA	6.000	07/15/39		49,995
7,226,927	GNMA	5.000	06/15/39		7,384
8,041,870	GNMA	6.500	01/15/44		8,729
10,355,362	GNMA	6.230	09/15/43		10,559
7,773,073	GNMA	5.000	06/15/39		7,942
9,256,834	GNMA	6.500	11/20/38		9,806
6,589,258	GNMA	6.000	08/20/38		6,870
16,975,655	GNMA	4.500	05/15/39		16,980
15,957,427	GNMA	4.500	03/15/39		15,962
18,734	GNMA	9.000	11/15/16		20
11,236	GNMA	9.000	09/15/16		12
10,600	GNMA	9.000	12/15/16		11
7,671	GNMA	9.000	12/15/16		8
5,353	GNMA	9.000	09/15/16		6
2,795	GNMA	8.500	12/15/09		3
2,945	GNMA	8.500	12/15/09		3
25,830	GNMA	9.000	06/15/16		28
4,261	GNMA	8.500	01/15/10		4
8,564,742	GNMA	5.500	03/20/35		8,835
2,203,167	GNMA	5.500	11/20/33		2,275
4,435,950	GNMA	6.000	10/20/36		4,618
5,359,747	GNMA	5.500	12/20/35		5,529
4,345,340	GNMA	5.500	07/15/33		4,515
54,276	GNMA	8.000	06/15/24		60
119,130	GNMA	9.500	12/15/16		130
89,998	GNMA	8.500	12/20/30		100
84,934	GNMA	8.500	11/20/30		95
	TOTAL MORTGAGE BACKED				3,480,412

MUNICIPAL BONDS - 0.02%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	2,072
	TOTAL MUNICIPAL BONDS				2,072

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

U.S. TREASURY SECURITIES - 17.99%
$ 306,072,000		United States Treasury Bond	8.000%	11/15/21		$422,284
72,900,000		United States Treasury Bond	5.250	02/15/29		81,990
13,861,000		United States Treasury Bond	5.380	02/15/31		15,910
677,000		United States Treasury Bond	4.500	02/15/36		697
7,038,000		United States Treasury Bond	5.000	05/15/37		7,832
6,689,000		United States Treasury Bond	4.380	02/15/38		6,755
1,000,000		United States Treasury Note	2.380	08/31/10		1,021
78,299,000		United States Treasury Note	0.880	03/31/11		78,192
13,000,000		United States Treasury Note	0.880	04/30/11		12,962
121,912,500		United States Treasury Note	0.880	05/31/11		121,475
87,537,500		United States Treasury Note	1.130	06/30/11		87,545
9,266,500		United States Treasury Note	1.380	05/15/12		9,214
18,800,000		United States Treasury Note	1.880	06/15/12		18,937
25,195,000		United States Treasury Note	3.130	08/31/13		26,102
131,829,000		United States Treasury Note	3.130	09/30/13		136,381
99,148,000		United States Treasury Note	2.750	10/31/13		100,984
189,533,000		United States Treasury Note	2.000	11/30/13		186,749
74,504,000		United States Treasury Note	1.880	04/30/14		72,298
14,142,000		United States Treasury Note	2.250	05/31/14		13,952
28,785,000		United States Treasury Note	2.630	06/30/14		28,875
16,340,000		United States Treasury Note	2.630	02/29/16		15,856
9,800,000		United States Treasury Note	2.380	03/31/16		9,338
18,075,000		United States Treasury Note	2.630	04/30/16		17,476
19,130,000		United States Treasury Note	3.250	05/31/16		19,214
54,964,000		United States Treasury Note	4.750	08/15/17		60,254
48,666,000		United States Treasury Note	4.000	08/15/18		50,480
1,706,000		United States Treasury Note	2.750	02/15/19		1,598
23,712,000		United States Treasury Note	3.130	05/15/19		22,934
22,000,000		United States Treasury Note	6.380	08/15/27		27,768
26,660,000		United States Treasury Note	3.500	02/15/39		23,053
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		11,076
		TOTAL U.S. TREASURY SECURITIES				1,689,202

		TOTAL GOVERNMENT BONDS				5,906,743
		(Cost $5,762,842)

STRUCTURED ASSETS - 7.11%

ASSET BACKED - 3.41%
760,061		AmeriCredit Automobile Receivables Trust	5.560	09/06/11	Aa3	761
		Series - 2006 AF (Class A3)
8,272,461		AmeriCredit Automobile Receivables Trust	5.160	04/06/12	Aa3	8,346
		Series - 2007 BF (Class A3A)
4,000,000		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	4,011
		Series - 2006 AF (Class A4)
4,400,000	i	Capital One Auto Finance Trust	0.350	05/15/13	Baa2	4,027
		Series - 2006 C (Class A4)
1,286,802		Centex Home Equity	5.560	09/25/34	Aa3	503
		Series - 2004 D (Class MF2)
2,462,404	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	1,145
		Series - 2004 2 (Class 1M1)
1,231,202	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	474

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
		Series - 2004 2 (Class 1M2)
$ 984,148	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700%	02/25/35	Baa2	$389
		Series - 2004 2 (Class 1B)
6,050,000		Chase Issuance Trust	4.260	05/15/13	Aaa	6,224
		Series - 2008 A9 (Class A9)
4,229,286		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	3,032
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	96
		Series - 2002 2 (Class MF2)
34,769		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	1
		Series - 2002 2 (Class BF)
28,400,000		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	26,694
		Series - 2006 1 (Class A3)
15,812,000		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	14,812
		Series - 2006 2 (Class A3)
8,508,683	i	CNH Equipment Trust	1.270	12/15/11	Aaa	8,515
		Series - 2007 C (Class A3B)
9,000,000		CNH Equipment Trust	5.280	11/15/12	Aaa	9,328
		Series - 2009 A (Class A3)
6,044,088		Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	5,064
		Series - 2007 MX1 (Class A1)
25,000,000		Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	11,562
		Series - 2007 1A (Class AF3)
6,323,111		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	5,082
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,130
		Series - 2006 HLTV (Class A4)
5,000,000		Hertz Vehicle Financing LLC	5.010	02/25/11	Baa2	4,977
		Series - 0 1A (Class A3)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	2,130
		Series - 2007 1 (Class A3F)
4,197,045		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	3,918
		Series - 2007 1 (Class A1F)
6,485,713		Household Automotive Trust	5.610	08/17/11	Aaa	6,608
		Series - 2006 2 (Class A3)
41,000,000		Household Automotive Trust	5.340	09/17/13	Aaa	42,672
		Series - 2006 3 (Class A4)
10,000,000	i	Household Credit Card Master Note Trust I	0.370	04/15/13	Aaa	9,668
		Series - 2007 1 (Class A)
11,250,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	11,275
		Series - 2006 1 (Class A)
27,000,000		Hyundai Auto Receivables Trust	5.150	05/15/13	Aaa	28,045
		Series - 2006 B (Class A4)
5,840,000		JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	5,614
		Series - 2008 A (Class C)
4,585,155		JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	4,626
		Series - 2007 A (Class A3)
3,385,749		Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	2,685
		Series - 2007 1A (Class A)
29,544	m	New York City Tax Lien	5.930	11/10/19	Aaa	30
		Series - 2006 AA (Class A)
11,720,078		Nissan Auto Lease Trust	5.100	07/16/12	Aaa	11,725
		Series - 2006 A (Class A4)
6,500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	2,988

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
		Series - 2006 3 (Class AF3)
$ 12,000,000	i	Residential Asset Mortgage Products, Inc	0.930%	11/25/34	Aa1	$7,793
		Series - 2004 RS11 (Class M1)
774,342	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	545
		Series - 2001 KS2 (Class AI6)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	6,003
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	8,655
		Series - 2006 HI5 (Class A3)
5,000,000		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	B1	2,547
		Series - 2005 HI1 (Class A5)
7,399,487		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	6,863
		Series - 2006 HI2 (Class A2)
2,000,000		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,803
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	3,475
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	890
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	78
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	18,000
		Series - 2006 HI4 (Class A3)
9,628,000		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	Aa1	8,498
		Series - 2006 HI4 (Class A2)
1,455,495		Sierra Receivables Funding Co	5.840	05/20/18	Baa3	1,167
		Series - 2006 1A (Class A1)
3,051,580		Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	3,071
		Series - 2006 2A (Class A3)
4,015,945		i Wachovia Loan Trust	0.670	05/25/35	Aaa	2,268
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				319,813

OTHER MORTGAGE BACKED - 3.70%
2,130,000	i	Banc of America Commercial Mortgage, Inc	5.560	06/10/39	Aaa	1,922
		Series - 2004 3 (Class A5)
6,400,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	5,594
		Series - 2005 1 (Class A5)
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	5,049
		Series - 2006 6 (Class A4)
9,000,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	8,171
		Series - 2007 2 (Class A2)
2,252,474		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	2,162
		Series - 2006 1 (Class A8)
468,800		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	444
		Series - 2004 8 (Class 3A1)
5,075,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	4,607
		Series - 2004 PWR4 (Class A3)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	Aaa	644
		Series - 2004 PWR5 (Class A5)
4,270,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	3,715
		Series - 2004 T16 (Class A6)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	2,966
		Series - 2006 PW14 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 8,000,000		Bear Stearns Commercial Mortgage Securities	5.540%	10/12/41	Aaa	$6,796
		Series - 2006 T24 (Class A4)
		Bear Stearns Commercial Mortgage Securities Series 2006-
4,000,000	i	PW11 (Class A4)	5.620	03/11/39	Aaa	3,434
		Series - 2006 PW11 (Class A4)
6,200,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.890	11/15/44	Aaa	4,943
		Series - 2007 CD5 (Class A4)
13,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	10,987
		Series - 2006 CD3 (Class A5)
23,649,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	18,794
		Series - 2007 C9 (Class A4)
8,437,465		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	7,639
		Series - 2004 30CB (Class 1A15)
7,313,078		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	5,759
		Series - 2004 29CB (Class A7)
7,806,451		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	7,204
		Series - 2005 17 (Class 1A10)
15,692,159	i	Credit Suisse Mortgage Capital Certificates	0.500	04/15/22	Aaa	12,028
		Series - 2007 TF2A (Class A1)
3,750,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	2,575
		Series - 2007 C5 (Class A4)
5,890,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	3,963
		Series - 2007 C1 (Class A3)
3,000,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	2,016
		Series - 2007 C2 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
4,902,320	i	Certificate	0.510	05/15/23	Aaa	3,825
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	3,985
		Series - 2003 C3 (Class A5)
15,825,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	13,493
		Series - 2005 C5 (Class A4)
1,811,826		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	1,829
		Series - 2003 9 (Class 1A4)
11,255,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	9,627
		Series - 2005 GG5 (Class A5)
12,485,000	i	Greenwich Capital Commercial Funding Corp	6.110	07/10/38	Aaa	10,241
		Series - 2006 GG7 (Class A4)
10,960,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	8,736
		Series - 2007 GG9 (Class A4)
11,600,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	10,497
		Series - 2007 GG11 (Class A2)
16,765,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	13,480
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	5,279
		Series - 2006 GG6 (Class A4)
2,000,000		GS Mortgage Securities Corp II	4.780	07/10/39	Aaa	1,056
		Series - 2005 GG4 (Class AJ)
6,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	5,179
		Series - 2006 GG8 (Class A4)
5,600,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	4,293
		Series - 2006 LDP9 (Class A3)
4,700,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	0.500	02/15/20	Aaa	2,496
		Series - 2006 FL1A (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380%	07/12/37	Aaa	$10,898
		Series - 2002 C1 (Class A3)
2,510,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	2,412
		Series - 2006 LDP7 (Class A2)
17,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	Aaa	12,869
		Series - 2007 CB18 (Class A4)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	Aaa	2,812
		Series - 2007 CB19 (Class AM)
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	02/12/51	Aaa	1,497
		Series - 2008 C2 (Class AM)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	6,837
		Series - 2005 C1 (Class A4)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	2,969
		Series - 2003 C1 (Class A4)
5,682,000	i	LB-UBS Commercial Mortgage Trust	6.320	04/15/41	Aaa	4,649
		Series - 2008 C1 (Class A2)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	2,344
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	2,035
		Series - 2006 C1 (Class A4)
3,365,000	i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	568
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	02/12/39	Aaa	3,752
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	2,601
		Series - 2007 8 (Class AM)
2,981,126		Morgan Stanley Capital I	4.690	06/13/41	Aaa	2,968
		Series - 2004 T15 (Class A2)
7,400,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	6,676
		Series - 2004 T15 (Class A4)
1,215,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	983
		Series - 0 HQ10 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	7,854
		Series - 2005 HQ5 (Class A4)
8,350,000	i	Morgan Stanley Capital I	5.690	04/15/49	Aaa	6,087
		Series - 2007 IQ14 (Class A4)
10,017,000		Morgan Stanley Capital I	5.810	12/12/49	NR	7,633
		Series - 2007 IQ16 (Class A4)
3,926,434		Morgan Stanley Capital I	4.810	01/14/42	Aaa	3,963
		Series - 2005 HQ5 (Class A2)
7,500,000	i	Morgan Stanley Capital I	5.770	10/15/42	Aaa	6,243
		Series - 2006 IQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	5,084
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	3,764
		Series - 2006 HQ9 (Class A4)
2,029,810		Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,698
		Series - 2006 N1 (Class N1)
8,325,000	i	Wachovia Bank Commercial Mortgage Trust	0.440	09/15/21	A1	4,163
		Series - 2006 WL7A (Class A2)
5,000,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	2,346
		Series - 2007 C30 (Class AM)
2,600,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	2,386
		Series - 2007 C31 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 4,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.100%	02/15/51	Aaa	$1,827
		Series - 2007 C33 (Class AM)
9,657,878	i	Wells Fargo Mortgage Backed Securities Trust	5.070	03/25/36	NR	6,915
		Series - 2006 AR2 (Class 2A3)
6,863,384	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	4,965
		Series - 2006 AR4 (Class 1A1)
		TOTAL OTHER MORTGAGE BACKED				347,226

		TOTAL STRUCTURED ASSETS				667,039
		(Cost $770,994)

		TOTAL BONDS				9,207,039
		(Cost $9,135,635)

SHARES		COMPANY
PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	574
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	2,046
		Total MORTGAGE BACKED				2,620

		TOTAL PREFERRED STOCKS				2,620
		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.05%
510,830	a	TIAA-CREF High-Yield Fund				4,271
		TOTAL TIAA-CREF MUTUAL FUND				4,271
		(Cost $4,729)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 9.14%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.63%
		Federal Home Loan Bank (FHLB)
$11,369,000		FHLB		09/14/09		11,365
22,190,000		FHLB		10/19/09		22,178
15,000,000		FHLB		07/09/09		15,000
9,273,000		FHLB		07/15/09		9,272
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)		07/20/09		5,000
25,000,000		FHLMC		07/07/09		25,000
10,500,000		FHLMC		07/01/09		10,500
23,200,000		FHLMC		08/18/09		23,196
35,014,000		FHLMC		07/14/09		35,013
20,000,000		FHLMC		07/21/09		19,999
35,180,000		FHLMC		07/13/09		35,178
2,800,000		FHLMC		07/06/09		2,800
9,725,000		FHLMC		07/27/09		9,724
20,000,000		FHLMC		08/24/09		19,992
20,000,000		FHLMC		08/10/09		19,997
29,924,000		Federal National Mortgage Association (FNMA)		07/21/09		29,922

COLLEGE RETIREMENT EQUITIES FUND - CREF Bond Market Account

			MATURITY	VALUE
PRINCIPAL		ISSUER	DATE	(000)
$64,653,000		FNMA	07/20/09	$64,649
18,136,000		FNMA	07/06/09	18,136
46,332,000		FNMA	07/23/09	46,327
30,000,000		FNMA	07/17/09	29,998
15,974,000		FNMA	07/01/09	15,974
49,202,000		FNMA	07/22/09	49,199
26,497,000		FNMA	08/24/09	26,487
25,000,000		FNMA	12/01/09	24,970
71,553,000		FNMA	07/13/09	71,550
25,000,000		FNMA	07/16/09	24,998
50,000,000		FNMA	07/08/09	49,998
				716,422

U.S. TREASURY BILLS - 1.51%
42,000,000		United States Treasury Bill	09/03/09	41,989
50,000,000		United States Treasury Bill	10/08/09	49,974
50,000,000		United States Treasury Bill	10/22/09	49,969
				141,932

		TOTAL SHORT-TERM INVESTMENTS		858,354
		(Cost $858,251)

		TOTAL PORTFOLIO - 107.30%		10,072,284
		(Cost $10,048,556)

		OTHER ASSETS AND LIABILITIES,NET - (7.30)%		(684,923)

		TOTAL NET ASSETS - 100.00%		$9,387,361

		The following abbreviations are used in portfolio descriptions:
LLC		Limited Liability Corporation
LP		Limited Partnership
NR		Not Rated by Moody's
plc		Public Limited Company

	†	As provided by Moody's Investors Services
	*	Non-income producing
	a	Affiliated holding
	i	Floating or variable rate security. Coupon rate represents the rate at period end.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	o	Payment in Kind Bond

COLLEGE RETIREMENT EQUITIES FUND - CREF Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
CREF INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

GOVERNMENT BONDS - 98.94%

U.S. TREASURY SECURITIES - 98.94%
$ 406,384,134	k	United States Treasury Inflation Indexed Bonds	2.380%	01/15/25	$417,687
259,145,605	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	253,720
212,202,117	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	219,695
199,077,768	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	187,880
268,966,158	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	327,298
113,910,864	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	121,030
304,659,377	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	386,538
82,598,450	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	103,661
179,814,053	k	United States Treasury Inflation Indexed Notes	3.500	01/15/11	187,625
266,073,134	k	United States Treasury Inflation Indexed Notes	2.380	04/15/11	273,972
100,322,507	k	United States Treasury Inflation Indexed Notes	3.380	01/15/12	106,624
211,964,561	k	United States Treasury Inflation Indexed Notes	2.000	04/15/12	217,992
354,432,874	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	375,477
201,604,683	k	United States Treasury Inflation Indexed Notes	0.630	04/15/13	199,211
328,432,902	k	United States Treasury Inflation Indexed Notes	1.880	07/15/13	336,849
336,431,268	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	344,106
113,848,630	k	United States Treasury Inflation Indexed Notes	1.250	04/15/14	114,311
307,310,610	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	314,513
301,417,150	k	United States Treasury Inflation Indexed Notes	1.630	01/15/15	300,004
267,034,320	k	United States Treasury Inflation Indexed Notes	1.880	07/15/15	269,955
257,238,741	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	261,097
250,834,061	k	United States Treasury Inflation Indexed Notes	2.500	07/15/16	263,298
226,855,059	k	United States Treasury Inflation Indexed Notes	2.380	01/15/17	236,709
208,329,975	k	United States Treasury Inflation Indexed Notes	2.630	07/15/17	222,002
208,186,899	k	United States Treasury Inflation Indexed Notes	1.630	01/15/18	206,170
197,362,484	k	United States Treasury Inflation Indexed Notes	1.380	07/15/18	191,318
196,637,760	k	United States Treasury Inflation Indexed Notes	2.130	01/15/19	203,090
		TOTAL U.S. TREASURY SECURITIES			6,641,832

		TOTAL GOVERNMENT BONDS			6,641,832
		(Cost $6,513,515)

SHORT-TERM INVESTMENTS - 0.22%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.22%
		Federal Home Loan Bank
3,400,000		(FHLB)	0.000	07/01/09	3,400
		Federal Home Loan Mortgage Corp
11,300,000		(FHLMC)	0.000	08/24/09	11,297
					14,697

		TOTAL SHORT-TERM INVESTMENTS			14,697
		(Cost $14,697)

COLLEGE RETIREMENT EQUITIES FUND - CREF Inflation-Linked Bond Account

		VALUE
		(000)
	TOTAL PORTFOLIO - 99.16%	$6,656,529
	(Cost $6,528,212)

	OTHER ASSETS AND LIABILITIES, NET - 0.84%	56,426

	TOTAL NET ASSETS - 100.00%	$6,712,955

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
CREF SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			MATURITY		VALUE
PRINCIPAL	ISSUER	RATE	DATE	RATING†	(000)
BONDS - 39.14%

CORPORATE BONDS - 10.06%

AMUSEMENT AND RECREATION SERVICES - 0.03%
$ 2,000,000	International Speedway Corp	5.400%	04/15/14	Baa2	$1,829
	TOTAL AMUSEMENT AND RECREATION SERVICES				1,829

APPAREL AND ACCESSORY STORES - 0.01%
1,000,000	Nordstrom, Inc	6.750	06/1/14	Baa2	1,040
	TOTAL APPAREL AND ACCESSORY STORES				1,040

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
5,000,000	AutoZone, Inc	5.750	01/15/15	Baa2	4,987
	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,987

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
1,850,000	Home Depot, Inc	5.250	12/16/13	Baa1	1,901
5,000,000	Lowe's Cos, Inc	8.250	06/1/10	A1	5,312
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				7,213

BUSINESS SERVICES - 0.07%
5,000,000	Microsoft Corp	2.950	06/1/14	Aaa	4,964
	TOTAL BUSINESS SERVICES				4,964

CHEMICALS AND ALLIED PRODUCTS - 0.33%
1,000,000	Abbott Laboratories	3.750	03/15/11	A1	1,034
2,150,000	Air Products & Chemicals, Inc	4.150	02/1/13	A2	2,182
2,500,000	Amgen, Inc	6.400	02/1/39	A3	2,659
965,000	Clorox Co	5.450	10/15/12	Baa2	1,022
1,500,000	Eli Lilly & Co	5.950	11/15/37	A1	1,573
3,500,000	Eli Lilly & Co	3.550	03/6/12	A1	3,626
2,500,000	Praxair, Inc	5.250	11/15/14	A2	2,658
5,000,000	Praxair, Inc	4.380	03/31/14	A2	5,177
4,000,000	Procter & Gamble Co	4.600	01/15/14	Aa3	4,207
	TOTAL CHEMICALS AND ALLIED PRODUCTS				24,138

COMMUNICATIONS - 0.47%
1,265,000	Sprint Capital Corp	8.380	03/15/12	Ba2	1,246
3,235,000	Sprint Nextel Corp	6.000	12/1/16	Ba2	2,645
3,900,000	Time Warner Cable, Inc	8.250	04/1/19	Baa2	4,425
3,500,000	Time Warner Cable, Inc	6.750	06/15/39	Baa2	3,407
3,200,000	Time Warner Cable, Inc	8.750	02/14/19	Baa2	3,728
2,500,000	Verizon Communications, Inc	4.350	02/15/13	A3	2,554
5,000,000	Verizon Communications, Inc	6.350	04/1/19	A3	5,201
1,400,000	Verizon Communications, Inc	6.400	02/15/38	A3	1,371

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,000,000		Verizon Communications, Inc	8.950%	03/1/39	A3	$3,788
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,048
5,000,000	g	Verizon Wireless Capital LLC	3.750	05/20/11	A2	5,102
		TOTAL COMMUNICATIONS				34,515

DEPOSITORY INSTITUTIONS - 1.91%
1,000,000		Astoria Financial Corp	5.750	10/15/12	Baa1	903
3,500,000		Bank of America Corp	7.380	05/15/14	A2	3,616
2,500,000		Bank of America Corp	2.380	06/22/12	Aaa	2,525
5,000,000		Bank of America Corp	7.630	06/1/19	A2	5,022
5,000,000		Bank of America NA	5.300	03/15/17	A1	4,242
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	2,746
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	3,455
5,000,000		Capital One Bank USA NA	8.800	07/15/19	A3	5,108
10,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	10,044
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A3	1,965
687,610.92	i	Countrywide Home Equity Loan Trust	0.540	02/15/29	B3	267
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	5,567
6,500,000	g	FIA Card Services NA	7.130	11/15/12	A1	6,848
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	2,735
5,000,000		JPMorgan Chase & Co	2.130	12/26/12	Aaa	4,975
4,500,000	e	KeyBank NA	3.200	06/15/12	Aaa	4,652
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/8/11	A2	1,318
5,000,000	i	Manufacturers & Traders Trust Co	5.630	12/1/21	A3	3,773
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,312
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	Baa1	4,510
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	A1	1,292
5,000,000		NB Capital Trust IV	8.250	04/15/27	Baa3	4,198
4,000,000		New York Community Bank	3.000	12/16/11	Aaa	4,112
6,100,000		Northern Trust Corp	4.630	05/1/14	A1	6,268
2,140,000	g,m	OMX Timber Finance Investments LLC	5.420	01/29/20	A1	1,673
4,000,000		Regions Bank	3.250	12/9/11	Aaa	4,150
3,000,000		Sovereign Bank	2.750	01/17/12	Aaa	3,040
3,000,000		State Street Corp	4.300	05/30/14	A1	2,966
8,050,000		State Street Corp	2.150	04/30/12	Aaa	8,086
4,000,000		Union Bank of California NA	5.950	05/11/16	A3	3,700
3,000,000		US Bank NA	4.950	10/30/14	Aa2	3,096
5,000,000		Webster Bank	5.880	01/15/13	A3	4,122
5,000,000	e	Wells Fargo & Co	2.130	06/15/12	Aaa	5,015
3,100,000		Wells Fargo & Co	5.630	12/11/17	A1	3,051
5,000,000		Wells Fargo Bank NA	4.750	02/9/15	Aa3	4,741
		TOTAL DEPOSITORY INSTITUTIONS				139,093

EATING AND DRINKING PLACES - 0.02%
1,250,000		McDonald's Corp	5.000	02/1/19	A3	1,281
		TOTAL EATING AND DRINKING PLACES				1,281

ELECTRIC, GAS, AND SANITARY SERVICES - 1.53%
2,000,000		Atmos Energy Corp	8.500	03/15/19	Baa2	2,336
5,000,000		Avista Corp	5.950	06/1/18	Baa2	5,061
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/1/14	Baa2	5,398
2,000,000		Connecticut Light & Power	5.750	03/1/37	A3	1,969
1,200,000		Connecticut Light & Power Co	5.500	02/1/19	A3	1,252
4,365,305.77	g	Great River Energy	5.830	07/1/17	A3	4,200

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 5,000,000		Hawaiian Electric Industries, Inc	6.140%	08/15/11	Baa2	$5,126
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,564
3,000,000		Idaho Power Co	7.200	12/1/09	A3	3,065
5,000,000		Idaho Power Co	5.500	04/1/33	A3	4,648
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,204
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,604
2,000,000		Laclede Gas Co	6.150	06/1/36	A3	1,920
5,000,000		National Fuel Gas Co	6.500	04/15/18	Baa1	4,882
6,000,000		Nevada Power Co	6.650	04/1/36	Baa3	6,103
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,174
1,750,000		NiSource Finance Corp	10.750	03/15/16	Baa3	1,941
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,375
4,000,000	e	ONEOK Partners LP	5.900	04/1/12	Baa2	4,104
2,000,000		Pacific Gas & Electric Co	6.250	03/1/39	A3	2,137
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,102
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,026
500,000		Piedmont Natural Gas Co, Inc	7.800	09/29/10	A3	524
3,850,000		Portland General Electric Co	6.100	04/15/19	Baa1	4,046
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	A3	2,635
2,000,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa2	1,832
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,154
2,000,000		San Diego Gas & Electric Co	6.000	06/1/39	A1	2,127
2,800,000		Southern California Edison Co	6.050	03/15/39	A2	3,005
2,500,000		Tennessee Gas Pipeline Co	8.000	02/1/16	Baa3	2,619
2,500,000		Texas Eastern Transmission LP	7.300	12/1/10	A3	2,588
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	Baa2	3,006
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,403
5,000,000		Wisconsin Public Service Corp	6.130	08/1/11	A1	5,247
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				111,377

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.05%
2,500,000		Whirlpool Corp	8.000	05/1/12	Baa3	2,587
1,100,000		Whirlpool Corp	8.600	05/1/14	Baa3	1,150
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,737

ENGINEERING AND MANAGEMENT SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/1/17	Baa3	1,531
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,531

FABRICATED METAL PRODUCTS - 0.06%
4,000,000		Stanley Works	5.000	03/15/10	A3	4,054
		TOTAL FABRICATED METAL PRODUCTS				4,054

FOOD AND KINDRED PRODUCTS - 0.28%
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,948
5,000,000	e	Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	5,244
5,000,000		General Mills, Inc	5.650	02/15/19	Baa1	5,226
535,000		Kraft Foods, Inc	6.130	02/1/18	Baa2	553
2,000,000		PepsiCo, Inc	7.900	11/1/18	Aa2	2,433
		TOTAL FOOD AND KINDRED PRODUCTS				20,404

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/1/13	A3	3,914
		TOTAL FURNITURE AND FIXTURES				3,914

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
GENERAL BUILDING CONTRACTORS - 0.07%
$ 3,000,000		Lennar Corp	5.130%	10/1/10	B3	$2,880
2,000,000		Ryland Group, Inc	5.380	05/15/12	Ba3	1,880
		TOTAL GENERAL BUILDING CONTRACTORS				4,760

GENERAL MERCHANDISE STORES - 0.04%
2,500,000		TJX Cos, Inc	6.950	04/15/19	A3	2,785
		TOTAL GENERAL MERCHANDISE STORES				2,785

HEALTH SERVICES - 0.07%
5,000,000		Providence Health & Services	5.050	10/1/14	Aa2	5,075
		TOTAL HEALTH SERVICES				5,075

HOLDING AND OTHER INVESTMENT OFFICES - 0.25%
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,389
5,000,000		Kimco Realty Corp	5.300	02/22/11	Baa1	4,897
3,525,000		Simon Property Group LP	4.880	08/15/10	A3	3,552
5,000,000		Simon Property Group LP	5.380	06/1/11	A3	5,011
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	Baa1	2,438
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				18,287

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.41%
1,050,000		Caterpillar Financial Services Corp	6.130	02/17/14	A2	1,120
4,340,000		Deere & Co	8.100	05/15/30	A2	5,234
2,500,000		Dell, Inc	5.880	06/15/19	A2	2,552
1,500,000		Dell, Inc	3.380	06/15/12	A2	1,527
3,875,000		Hewlett-Packard Co	2.950	08/15/12	A2	3,904
2,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	2,190
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,004
5,000,000		Xerox Corp	8.250	05/15/14	Baa2	5,199
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				29,730

INSTRUMENTS AND RELATED PRODUCTS - 0.29%
4,000,000		Baxter International, Inc	4.000	03/1/14	A3	4,040
4,000,000		Becton Dickinson and Co	5.000	05/15/19	A2	4,087
2,000,000		Becton Dickinson and Co	6.000	05/15/39	A2	2,080
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba1	2,775
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,681
2,500,000		Medtronic, Inc	6.500	03/15/39	A1	2,758
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/1/15	Baa2	1,759
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				21,180

INSURANCE CARRIERS - 0.62%
5,000,000		Aflac, Inc	8.500	05/15/19	A2	5,343
2,800,000	g	Anthem Insurance Co, Inc	9.130	04/1/10	A3	2,845
3,500,000		Cincinnati Financial Corp	6.130	11/1/34	A3	2,433
2,500,000	i	Hartford Life Global Funding Trusts	0.730	03/15/11	A3	2,280
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,234
1,200,000	g	Jackson National Life Global Funding	6.130	05/30/12	A1	1,181
1,945,000	g	John Hancock Global Funding II	7.900	07/2/10	Aa3	1,994
5,300,000		Markel Corp	7.350	08/15/34	Baa2	4,304

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 2,000,000	e	Markel Corp	6.800%	02/15/13	Baa2	$1,979
2,916,666.68	g,i	Meridian Funding Co LLC	1.330	07/21/11	B3	2,071
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	A1	4,937
3,000,000		Progressive Corp	6.380	01/15/12	A1	3,036
1,036,000		Protective Life Corp	4.300	06/1/13	Baa2	959
2,500,000		Protective Life Secured Trusts	4.000	04/1/11	A2	2,470
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	A2	2,461
2,000,000		Travelers Cos, Inc	5.900	06/2/19	A2	2,060
		TOTAL INSURANCE CARRIERS				45,587

MEMBERSHIP ORGANIZATIONS - 0.07%
5,000,000		Nature Conservancy	6.300	07/1/19	Aa2	5,120
		TOTAL MEMBERSHIP ORGANIZATIONS				5,120

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/1/17	Baa2	3,016
2,150,000		Staples, Inc	7.750	04/1/11	Baa2	2,274
500,000		Staples, Inc	9.750	01/15/14	Baa2	558
		TOTAL MISCELLANEOUS RETAIL				5,848

MOTION PICTURES - 0.11%
5,234,000		Time Warner Entertainment Co LP	10.150	05/1/12	Baa2	5,864
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	2,093
		TOTAL MOTION PICTURES				7,957

NONDEPOSITORY INSTITUTIONS - 1.07%
1,675,000		American Express Co	7.000	03/19/18	A3	1,626
3,325,000		American Express Co	8.130	05/20/19	A3	3,450
5,000,000	i	American Express Credit Corp	0.450	10/4/10	A2	4,813
4,000,000		Capital One Financial Corp	5.700	09/15/11	Baa1	4,018
15,000,000		Citigroup Funding, Inc	2.000	03/30/12	Aaa	15,034
2,500,000	i	Countrywide Financial Corp	1.430	05/7/12	A2	2,274
15,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	15,133
4,000,000		General Electric Capital Corp	2.200	06/8/12	Aaa	4,020
17,506,000		GMAC, Inc	2.200	12/19/12	Aaa	17,435
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	7,561
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	2,415
		TOTAL NONDEPOSITORY INSTITUTIONS				77,779

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
2,500,000	e	Vulcan Materials Co	6.300	06/15/13	Baa2	2,577
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,577

OIL AND GAS EXTRACTION - 0.52%
5,000,000		Apache Corp	5.250	04/15/13	A3	5,252
3,000,000		Apache Corp	6.000	01/15/37	A3	3,176
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	2,940
2,500,000		Devon Energy Corp	6.300	01/15/19	Baa1	2,672
3,000,000		EOG Resources, Inc	5.630	06/1/19	A3	3,140
5,000,000		EQT Corp	8.130	06/1/19	Baa1	5,352
2,500,000		Noble Energy, Inc	8.250	03/1/19	Baa2	2,844
3,000,000		Questar Market Resources, Inc	6.050	09/1/16	Baa3	2,759
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,909

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 5,000,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	$5,298
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,555
		TOTAL OIL AND GAS EXTRACTION				37,897

PAPER AND ALLIED PRODUCTS - 0.02%
1,610,000		International Paper Co	9.380	05/15/19	Baa3	1,641
		TOTAL PAPER AND ALLIED PRODUCTS				1,641

PETROLEUM AND COAL PRODUCTS - 0.11%
2,500,000		Hess Corp	8.130	02/15/19	Baa2	2,846
1,430,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,529
2,250,000		Valero Energy Corp	9.380	03/15/19	Baa2	2,563
1,500,000		Valero Energy Corp	6.630	06/15/37	Baa2	1,280
		TOTAL PETROLEUM AND COAL PRODUCTS				8,218

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,401
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,401

PRINTING AND PUBLISHING - 0.03%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	A3	2,547
		TOTAL PRINTING AND PUBLISHING				2,547

RAILROAD TRANSPORTATION - 0.25%
1,440,000		CSX Corp	6.150	05/1/37	Baa3	1,339
1,900,000		CSX Transportation, Inc	7.820	04/1/11	NR	1,967
5,000,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	5,182
2,500,000	g	Norfolk Southern Corp	5.750	01/15/16	Baa1	2,589
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,324
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,403
608,005	g	Sea-Land Service, Inc	6.600	01/2/11	Baa3	603
		TOTAL RAILROAD TRANSPORTATION				18,407

SECURITY AND COMMODITY BROKERS - 0.34%
3,500,000		Charles Schwab Corp	4.950	06/1/14	A2	3,560
3,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	1,828
7,000,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	7,495
2,000,000		Goldman Sachs Group, Inc	6.000	05/1/14	A1	2,087
1,000,000		Goldman Sachs Group, Inc	6.750	10/1/37	A2	889
5,000,000		Jefferies Group, Inc	6.450	06/8/27	Baa2	3,678
5,500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	5,515
		TOTAL SECURITY AND COMMODITY BROKERS				25,052

SOCIAL SERVICES - 0.15%
4,000,000		American National Red Cross	5.570	11/15/17	Baa1	3,685
2,000,000		American National Red Cross	5.390	11/15/12	Baa1	2,010
5,145,000		Salvation Army	5.640	09/1/26	Aa3	4,953
		TOTAL SOCIAL SERVICES				10,648

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
2,500,000		3M Co	6.380	02/15/28	Aa2	2,671
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,671

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
TRANSPORTATION BY AIR - 0.04%
$ 5,000,000	i	JetBlue Airways Corp	1.330%	11/15/16	Baa1	$2,752
		TOTAL TRANSPORTATION BY AIR				2,752

TRANSPORTATION EQUIPMENT - 0.09%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	A2	4,338
3,055,074.68	g	Southern Capital Corp	5.700	06/30/22	Ba2	1,528
1,000,000		Union Tank CAR Co	6.790	05/1/10	A1	1,035
		TOTAL TRANSPORTATION EQUIPMENT				6,901

TRANSPORTATION SERVICES - 0.17%
2,500,000		FedEx Corp	7.380	01/15/14	Baa2	2,700
1,573,595.05	g	GATX Corp	5.700	01/2/25	A3	1,185
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375 until
		04/01/20, 7.620 until 04/01/30)	8.380	04/1/30	Aa3	1,670
3,750,000		United Parcel Service, Inc	3.880	04/1/14	Aa3	3,867
2,500,000		United Parcel Service, Inc	8.380	04/1/20	Aa3	3,189
		TOTAL TRANSPORTATION SERVICES				12,611

WHOLESALE TRADE-DURABLE GOODS - 0.07%
1,500,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,426
1,000,000	e	Martin Marietta Materials, Inc	6.880	04/1/11	Baa3	1,042
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,433
		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,901

WHOLESALE TRADE-NONDURABLE GOODS - 0.08%
2,500,000		Procter & Gamble Co	8.750	06/1/22	Aa3	3,252
2,500,000		SYSCO Corp	6.630	03/17/39	A1	2,806
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				6,058

		TOTAL CORPORATE BONDS				733,467
		(Cost $742,112)

GOVERNMENT BONDS - 26.31%

AGENCY SECURITIES - 2.18%
11,900,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	12,209
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	Aaa	5,853
7,780,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	Aaa	7,657
5,500,000		FHLMC	3.750	03/27/19	Aaa	5,405
3,000,000		FHLMC	3.500	05/29/13	Aaa	3,122
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,140
2,000,000		FHLMC	4.130	12/21/12	Aaa	2,133
15,000,000		Federal National Mortgage Association (FNMA)	2.750	03/13/14	Aaa	14,968
12,000,000		FNMA	2.500	05/15/14	Aaa	11,797
10,000,000		FNMA	2.750	02/05/14	Aaa	10,002
3,700,000		FNMA	3.250	08/12/10	Aaa	3,809
7,000,000		FNMA	1.380	04/28/11	Aaa	7,018
3,598,030		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	3,624
4,000,000	j	Government Trust Certificate		04/01/21	NR	2,159

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 3,780,954		New Valley Generation II	5.570%	05/01/20	Aaa	$4,027
3,757,180		New Valley Generation III	4.930	01/15/21	Aaa	3,667
451,467	m	New Valley Generation III	4.690	01/15/22	Aaa	434
1,652,174		Overseas Private Investment Corp	5.410	12/15/11	NR	1,712
2,392,032		Overseas Private Investment Corp	3.420	01/15/15	NR	2,481
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,793
6,900,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,158
6,085,000		Private Export Funding Corp	4.970	08/15/13	Aaa	6,596
1,050,000		Private Export Funding Corp	4.550	05/15/15	Aaa	1,119
10,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	9,993
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	NR	5,378
10,279,127	g	US Trade Funding Corp	4.260	11/15/14	NR	10,967
		TOTAL AGENCY SECURITIES				159,221

FOREIGN GOVERNMENT BONDS - 1.12%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,460
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aa1	2,918
2,000,000		European Investment Bank	4.880	02/15/36	Aaa	1,928
5,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	5,047
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	7,433
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,207
2,850,000		Italy Government International Bond	5.380	06/12/17	NR	2,897
5,350,000		Japan Finance Corp	2.000	06/24/11	Aaa	5,360
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,044
5,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	5,285
2,500,000		Province of Ontario Canada	3.130	09/08/10	Aa1	2,552
10,000,000	e	Province of Ontario Canada	2.630	01/20/12	Aa1	10,168
8,700,000		Province of Ontario Canada	4.100	06/16/14	Aa1	8,872
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,131
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,531
		TOTAL FOREIGN GOVERNMENT BONDS				81,833

HOLDING AND OTHER INVESTMENT OFFICES - 0.07%
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	Aaa	5,032
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,032

MORTGAGE BACKED - 15.11%
11,159,752	i	Federal Home Loan Mortgage Corp (FHLMC)	5.740	03/01/37		11,588
8,510,501	i	FHLMC	5.730	02/01/37		8,940
8,699,780	i	FHLMC	5.880	04/01/37		8,898
13,114,422	i	FHLMC	5.840	09/01/37		13,827
6,903,659	i	FHLMC	5.830	08/01/37		7,284
4,417,601	i	FHLMC	3.730	02/01/36		4,443
4,498,484		FHLMC	4.500	09/15/35		4,594
6,804,162	i	FHLMC	5.790	07/01/36		7,074
12,935,201	i	FHLMC	6.080	09/01/36		13,545
2,318,418	i	FHLMC	4.900	09/01/36		2,328
2,928,711		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/35		2,990
2,395,413		FGLMC	5.000	10/01/35		2,446
10,960,384		FGLMC	5.000	09/01/35		11,191
929,915		FGLMC	4.500	12/01/35		929
26,243,194		FGLMC	5.500	04/01/36		27,182
1,823,837		FGLMC	5.000	02/01/36		1,862
1,823,670		FGLMC	7.000	01/01/36		1,967

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 2,496,840	FGLMC	5.500%	06/01/35	$2,586
5,115,736	FGLMC	7.000	05/01/35	5,553
944,231	FGLMC	6.000	05/01/35	988
2,328,461	FGLMC	6.000	08/01/35	2,437
5,620,555	FGLMC	4.500	09/01/35	5,613
6,518,007	FGLMC	4.500	09/01/35	6,509
2,300,958	FGLMC	4.500	09/01/35	2,298
1,997,554	FGLMC	4.500	05/01/39	1,991
4,635,447	FGLMC	5.500	01/01/39	4,792
3,317,909	FGLMC	6.000	11/01/38	3,467
6,000,000	FGLMC	4.000	06/01/39	5,798
5,000,000	FGLMC	6.500	08/15/39	5,295
16,000,000	FGLMC	6.000	08/15/39	16,640
11,991,756	FGLMC	4.500	06/01/39	11,952
3,163,080	FGLMC	6.000	09/01/37	3,305
2,619,270	FGLMC	6.500	10/01/36	2,787
615,036	FGLMC	6.500	05/01/36	654
5,801,507	FGLMC	6.000	02/01/38	6,061
5,941,028	FGLMC	5.500	07/01/38	6,141
9,100,886	FGLMC	5.000	04/01/38	9,269
2,962,046	FGLMC	5.000	04/01/38	3,017
949,282	FGLMC	6.000	05/01/35	994
439,684	FGLMC	4.500	07/01/20	453
2,446,481	FGLMC	5.000	02/01/19	2,553
2,630,656	FGLMC	5.500	01/01/19	2,776
395,251	FGLMC	7.000	10/01/20	432
4,758,949	FGLMC	4.500	03/01/23	4,860
4,012,752	FGLMC	4.500	06/01/21	4,134
14,732,367	FGLMC	4.500	06/01/21	15,178
670,726	FGLMC	6.000	12/01/17	708
364,187	FGLMC	6.500	12/01/16	385
47,671	FGLMC	6.000	03/01/11	49
4,001,040	FGLMC	4.500	10/01/18	4,150
6,605,973	FGLMC	4.500	01/01/19	6,791
5,851,571	FGLMC	4.500	11/01/18	6,069
5,072,053	FGLMC	4.500	11/01/18	5,260
1,704,105	FGLMC	5.500	12/01/34	1,767
3,843,991	FGLMC	5.000	05/01/34	3,929
12,559,019	FGLMC	5.000	01/01/34	12,843
1,141,837	FGLMC	6.000	05/01/35	1,195
2,302,096	FGLMC	6.000	05/01/35	2,409
1,690,228	FGLMC	6.000	05/01/35	1,769
2,226,174	FGLMC	6.000	05/01/35	2,330
3,609,682	FGLMC	4.500	07/01/33	3,610
120,473	FGLMC	8.000	01/01/31	133
25,251	FGLMC	7.000	05/01/23	28
5,216,505	FGLMC	5.500	09/01/33	5,411
18,844,449	FGLMC	7.000	12/01/33	20,456
11,016,348	FGLMC	5.500	12/01/33	11,438
4,217,491	FGLMC	5.500	09/01/33	4,375
11,402,449	Federal National Mortgage Association (FNMA)	5.500	10/01/35	11,814
5,183,545	FNMA	5.000	10/01/35	5,296
4,392,318	FNMA	5.000	02/01/36	4,488
6,932,214	FNMA	5.500	11/01/35	7,182

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 10,430,504		FNMA	4.000%	10/01/35	$10,221
786,110		FNMA	6.000	07/01/35	825
251,881		FNMA	7.500	06/01/35	274
6,858,719		FNMA	5.000	09/01/35	7,007
5,487,842		FNMA	5.000	08/01/35	5,607
2,931,186	i	FNMA	5.740	02/01/36	3,051
6,267,556	i	FNMA	5.770	12/01/36	6,585
3,249,770		FNMA	6.500	09/01/36	3,467
28,475,531	i	FNMA	5.880	01/01/37	30,033
4,114,577		FNMA	6.000	12/01/36	4,310
4,795,785	i	FNMA	5.950	07/01/36	4,998
1,554,244		FNMA	6.500	02/01/36	1,658
1,225,179		FNMA	6.500	02/01/36	1,308
7,642,458	i	FNMA	5.810	06/01/36	7,925
3,324,128		FNMA	5.500	04/01/36	3,444
758,523		FNMA	5.500	03/01/35	786
3,572,334		FNMA	5.500	01/01/35	3,705
2,880,493		FNMA	5.500	04/01/35	2,984
2,177,895		FNMA	5.500	04/01/35	2,256
11,099,947		FNMA	5.500	01/01/35	11,511
1,504,179		FNMA	4.500	08/01/34	1,508
101,588		FNMA	4.500	08/01/34	102
875,983		FNMA	6.000	12/01/34	921
49,367		FNMA	4.500	09/01/34	49
2,173,154		FNMA	5.500	04/01/35	2,252
3,510,391		FNMA	5.500	06/01/35	3,637
4,903,696		FNMA	6.000	05/01/35	5,144
2,649,386		FNMA	5.500	06/01/35	2,745
2,799,272		FNMA	5.500	06/01/35	2,900
455,910		FNMA	5.500	05/01/35	472
3,782,360		FNMA	5.500	05/01/35	3,919
12,404,821		FNMA	4.500	05/01/35	12,443
824,616		FNMA	5.500	05/01/35	854
987,164		FNMA	5.500	05/01/35	1,023
4,548,854		FNMA	5.000	02/01/37	4,639
4,513,667		FNMA	5.500	01/01/39	4,666
5,123,037		FNMA	4.500	01/01/39	5,119
4,416,086		FNMA	6.000	01/01/39	4,621
4,395,940		FNMA	6.000	01/01/39	4,600
4,198,347	i	FNMA	4.910	10/01/38	4,348
1,507,183		FNMA	6.500	03/01/38	1,607
527,689		FNMA	6.500	03/01/38	563
4,586,772	i	FNMA	5.240	09/01/38	4,780
45,000,000		FNMA	6.500	08/25/38	47,728
4,895,618		FNMA	4.500	02/01/39	4,892
14,000,000		FNMA	4.500	07/25/39	13,969
24,949,323		FNMA	4.500	05/01/39	24,930
33,000,000		FNMA	6.000	08/25/39	34,372
14,000,000		FNMA	5.000	07/25/39	14,254
28,399,876		FNMA	5.000	04/01/39	28,958
4,188,238		FNMA	5.500	02/01/39	4,329
14,721,635		FNMA	4.500	02/01/39	14,711
7,951,141		FNMA	4.500	04/01/39	7,945
3,982,125		FNMA	4.000	04/01/39	3,860

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 3,343,370		FNMA	6.000%	09/01/37	$3,499
2,028,735		FNMA	6.500	08/01/37	2,163
2,249,062		FNMA	6.000	09/01/37	2,354
3,733,964		FNMA	6.000	09/01/37	3,908
1,333,959		FNMA	6.500	08/01/37	1,423
2,184,022		FNMA	7.000	02/01/37	2,372
6,542,164	i	FNMA	6.030	02/01/37	6,904
1,534,272		FNMA	7.000	04/01/37	1,667
5,669,982		FNMA	6.500	03/01/37	6,048
2,800,910		FNMA	6.000	09/01/37	2,931
364,539		FNMA	6.500	01/01/38	389
6,070,920		FNMA	7.000	11/01/37	6,594
3,323,679		FNMA	6.500	03/01/38	3,544
127,557		FNMA	6.500	02/01/38	136
2,819,341		FNMA	6.000	10/01/37	2,951
995,962		FNMA	6.500	09/01/37	1,062
3,314,576		FNMA	6.500	09/01/37	3,535
2,052,059	i	FNMA	5.900	10/01/37	2,158
1,677,805		FNMA	6.500	09/01/37	1,789
464,815		FNMA	6.000	02/01/19	493
438,830		FNMA	6.000	01/01/19	465
177,879		FNMA	4.500	03/01/19	184
600,000		FNMA	4.000	02/25/19	593
3,543,103		FNMA	5.000	01/01/19	3,710
58,364		FNMA	5.500	05/01/18	62
418,118		FNMA	5.500	04/01/18	440
4,129,176		FNMA	5.000	12/01/18	4,324
6,323,476		FNMA	5.500	11/01/18	6,679
626,310		FNMA	4.500	05/01/19	649
257,145		FNMA	5.000	01/01/24	264
10,101,309		FNMA	5.000	07/01/23	10,468
5,967,626		FNMA	4.000	05/01/24	5,978
765,734		FNMA	5.500	02/01/24	797
45,078		FNMA	8.000	03/01/23	49
2,361,888		FNMA	5.000	12/01/20	2,461
1,737,835		FNMA	5.000	03/01/20	1,820
5,194,927		FNMA	4.500	03/01/23	5,309
2,579,591		FNMA	5.000	03/01/21	2,701
1,900		FNMA	7.500	10/01/11	2
12,171		FNMA	7.500	10/01/11	13
90,236		FNMA	5.000	06/01/13	93
101,856		FNMA	7.000	04/01/12	107
395		FNMA	7.500	10/01/11	–	^
8,627		FNMA	8.000	07/01/11	9
15,289		FNMA	7.500	06/01/11	16
4,046		FNMA	7.500	09/01/11	4
3,551		FNMA	7.500	08/01/11	4
2,729,579		FNMA	4.440	07/01/13	2,827
1,088,384		FNMA	6.500	04/01/17	1,154
272,145		FNMA	6.500	10/01/16	289
497,890		FNMA	6.500	02/01/18	528
3,047,123		FNMA	5.000	12/01/17	3,192
8,494		FNMA	8.500	11/01/14	9
2,010,029		FNMA	4.580	05/01/14	2,089

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 3,778,559	FNMA	4.020%	08/01/13	$3,875
3,043,162	FNMA	4.530	10/01/14	3,150
4,200,298	FNMA	4.270	06/01/14	4,303
117,940	FNMA	8.000	07/01/24	129
24,892,190	FNMA	5.000	03/01/34	25,467
551,923	FNMA	5.000	03/01/34	565
4,351,294	FNMA	5.000	04/01/34	4,448
488,418	FNMA	5.000	03/01/34	500
1,413,671	FNMA	5.000	03/01/34	1,446
1,562,202	FNMA	5.500	01/01/34	1,621
968,735	FNMA	5.500	12/01/33	1,005
638,189	FNMA	5.000	03/01/34	653
231,528	FNMA	7.000	01/01/34	253
1,207,354	FNMA	4.500	05/01/34	1,210
178,464	FNMA	4.500	07/01/34	179
254,594	FNMA	4.500	06/01/34	255
58,346	FNMA	4.500	07/01/34	58
191,676	FNMA	4.500	07/01/34	192
54,552	FNMA	4.500	06/01/34	55
59,519	FNMA	4.500	05/01/34	60
67,294	FNMA	4.500	05/01/34	67
76,040	FNMA	4.500	06/01/34	76
62,613	FNMA	4.500	06/01/34	63
2,383,714	FNMA	4.500	08/01/33	2,391
1,308,146	FNMA	5.500	07/01/33	1,357
318,653	FNMA	4.500	09/01/33	320
1,387,329	FNMA	5.000	08/01/33	1,419
932,480	FNMA	5.500	06/01/33	968
22,069,023	FNMA	5.000	10/01/25	22,617
15,000,000	FNMA	4.500	07/25/24	15,300
4,450,472	FNMA	4.500	03/25/33	4,601
448,802	FNMA	5.000	02/01/33	459
1,596,651	FNMA	5.000	10/01/33	1,634
2,174,154	FNMA	5.500	11/01/33	2,256
2,880,521	FNMA	5.500	11/01/33	2,989
386,783	FNMA	5.500	12/01/33	401
529,949	FNMA	5.500	12/01/33	550
2,499,808	FNMA	5.500	11/01/33	2,594
2,042,017	FNMA	5.000	11/01/33	2,089
1,398,233	FNMA	5.000	10/01/33	1,431
2,043,376	FNMA	5.500	11/01/33	2,120
1,724,980	FNMA	5.500	11/01/33	1,790
6,000,000	Government National Mortgage Association (GNMA)	5.000	07/15/38	6,116
15,000,000	GNMA	5.500	07/15/38	15,488
2,780,684	GNMA	6.000	08/15/38	2,900
1,214,235	GNMA	6.000	01/20/37	1,266
6,317,755	GNMA	6.000	02/20/37	6,587
4,472,602	GNMA	5.000	04/15/38	4,570
998,568	GNMA	4.500	05/15/39	999
22,000,000	GNMA	6.000	07/15/39	22,914
4,971,130	GNMA	6.230	09/15/43	5,069
2,757,245	GNMA	6.000	08/20/38	2,875
4,628,417	GNMA	6.500	11/20/38	4,903
4,986,696	GNMA	4.500	03/15/39	4,988

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,187,958		GNMA	6.000%	10/20/36		$1,237
3,325,419		GNMA	5.220	04/15/15		3,387
105,422		GNMA	9.000	12/15/17		114
70,000		GNMA	8.000	06/15/22		77
2,616		GNMA	8.500	10/15/09		3
997		GNMA	8.500	12/15/09		1
3		GNMA	9.000	12/15/09		–	^
8,292,970		GNMA	4.390	08/16/30		8,463
314,265		GNMA	6.500	05/20/31		338
1,229,985		GNMA	5.500	07/15/33		1,278
47,162		GNMA	6.500	08/15/23		50
12,960		GNMA	6.500	08/15/23		14
13,939		GNMA	6.500	09/15/23		15
		TOTAL MORTGAGE BACKED				1,102,098

MUNICIPAL BONDS - 1.51%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	NR	1,934
1,625,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	Aa3	1,650
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	Aa3	4,077
265,000		Bellevue Community Schools	4.630	05/01/10	Aa3	265
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	2,476
4,000,000		City of Dallas TX	5.080	02/15/22	Aa1	3,990
1,500,000		City of Dallas TX	5.200	02/15/35	Aa1	1,400
970,000		City of Eugene OR	6.320	08/01/22	Aa3	1,012
5,000,000		City of New York NY	4.500	06/01/15	Aa3	5,039
1,055,000	j	City of Oakland CA	0.000	12/15/11	A1	926
585,000		County of Harnett NC	5.150	05/01/12	Aa3	591
2,605,000		County of Mercer NJ	5.380	02/01/17	Aa2	2,654
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.110	09/01/18	Aa2	1,676
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	Baa1	1,502
8,445,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	Aaa	8,680
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	NR	1,675
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	Aa2	1,029
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	Aa2	1,381
3,580,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	A3	3,644
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	Aa3	2,834
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	Aa2	4,981
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	A3	1,006
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	Baa1	5,065
1,650,000		New York City Housing Development Corp	4.660	11/01/10	Aa2	1,662
3,170,000		New York State Environmental Facilities Corp	4.900	12/15/11	NR	3,279
3,000,000		New York State Urban Development Corp	6.500	12/15/18	NR	3,319
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	Aa2	2,381
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	Aa3	2,641
2,050,000		State of Hawaii	4.670	05/01/14	Aa2	2,158
5,570,000		State of Illinois	4.350	06/01/18	A1	5,330
5,750,000		State of Michigan	4.600	11/01/11	Aa3	6,036
3,050,000		State of Oregon	5.030	08/01/14	Aa2	3,218
3,265,000		State of Texas	4.900	08/01/20	Aa1	3,176
5,210,000		State of Washington	5.050	01/01/18	Aa2	5,241
1,033,000		State of Wisconsin	5.700	05/01/26	Aa3	988
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	Aa2	4,448
5,000,000		Tuolumne Wind Project Authority	6.920	01/01/34	NR	5,022

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 2,025,000		University Central Fl University Revenues	5.130%	10/01/20	WR	$1,786
		TOTAL MUNICIPAL BONDS				110,172

U.S. TREASURY SECURITIES - 6.32%
65,800,000		United States Treasury Bond	8.000	11/15/21		90,783
13,176,000		United States Treasury Bond	5.380	02/15/31		15,124
5,650,000		United States Treasury Bond	4.380	02/15/38		5,706
4,200,000		United States Treasury Note	0.880	01/31/11		4,202
1,300,000		United States Treasury Note	0.880	04/30/11		1,296
21,955,000		United States Treasury Note	0.880	05/31/11		21,876
13,945,000		United States Treasury Note	1.130	06/30/11		13,946
2,750,300		United States Treasury Note	1.380	05/15/12		2,735
5,500,000		United States Treasury Note	1.880	06/15/12		5,540
2,670,000		United States Treasury Note	3.130	09/30/13		2,762
2,775,000		United States Treasury Note	2.750	10/31/13		2,826
15,801,000		United States Treasury Note	2.000	11/30/13		15,569
60,000,000		United States Treasury Note	1.750	03/31/14		58,031
64,601,000		United States Treasury Note	1.880	04/30/14		62,688
38,230,000		United States Treasury Note	2.250	05/31/14		37,716
32,000,000		United States Treasury Note	2.630	06/30/14		32,100
2,960,000		United States Treasury Note	2.630	02/29/16		2,872
3,500,000		United States Treasury Note	2.380	03/31/16		3,335
5,000,000		United States Treasury Note	2.630	04/30/16		4,834
12,700,000		United States Treasury Note	3.250	05/31/16		12,756
39,947,200		United States Treasury Note	2.750	02/15/19		37,413
6,230,000		United States Treasury Note	3.130	05/15/19		6,026
5,000,000		United States Treasury Note	6.380	08/15/27		6,311
16,265,000		United States Treasury Note	3.500	02/15/39		14,064
		TOTAL U.S. TREASURY SECURITIES				460,511

		TOTAL GOVERNMENT BONDS				1,918,867
		(Cost $1,887,391)

STRUCTURED ASSETS - 2.77%
ASSET BACKED - 1.23%
3,501,139	i	Chase Funding Loan Acquisition Trust	0.880	06/25/34	Aa1	1,466
715,744	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	283
1,142,784		Countrywide Asset-Backed Certificates	5.980	01/25/17	Aaa	771
3,406,668	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	2,854
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	5,550
3,385,481		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	2,721
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	992
2,081,179		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	1,943
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	2,130
335,784		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	331
19,000,000		Household Automotive Trust	5.340	09/17/13	Aaa	19,775
7,500,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	7,516
2,176,553	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	1,726
1,916,805		MP Environmental Funding LLC	4.980	07/15/14	Aaa	1,993
3,250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	1,494
2,377,649		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	1,728
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	45
7,000,000		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	Aa1	6,178
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	712
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	10,800

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 5,003,000		Residential Funding Mortgage Securities II, Inc	5.520%	04/25/21	Aa1	$4,290
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	3,301
3,699,743		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	3,432
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	5,770
1,216,969	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	976
2,082,342	g,i	Wachovia Loan Trust	0.670	05/25/35	Aaa	1,176
		TOTAL ASSET BACKED				89,953

OTHER MORTGAGE BACKED - 1.54%
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,477
1,920,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	1,678
5,000,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	4,540
1,051,155		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	1,009
1,601,732		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	1,516
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	420
1,100,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11
	i	(Class A4)	5.620	03/11/39	Aaa	944
2,550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.890	11/15/44	Aaa	2,033
2,300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	1,872
5,380,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	4,276
3,225,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	2,540
4,134,530		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	3,743
5,665,295		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	NR	5,625
2,602,150		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	2,401
1,200,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	824
5,341,694	g,i	Credit Suisse Mortgage Capital Certificates	0.500	04/15/22	Aaa	4,094
1,800,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	1,210
2,600,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	1,749
2,696,276	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.510	05/15/23	Aaa	2,104
1,345,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	1,214
5,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	4,975
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	1,711
3,695,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	2,945
4,975,000	i	Greenwich Capital Commercial Funding Corp	6.110	07/10/38	Aaa	4,081
5,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	4,525
3,250,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	2,613
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,544
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.500	02/15/20	Aaa	1,872
1,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	1,192
1,155,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	Aaa	870
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	Aaa	1,250
1,925,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	02/12/51	Aaa	680
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	8,362
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	954
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	2,043
5,800,000	i	Merrill Lynch Mortgage Trust	5.410	11/12/37	Aaa	4,920
1,300,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	1,058
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	251
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	1,034
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	1,153
2,510,000	i	Morgan Stanley Capital I	5.690	04/15/49	Aaa	1,830
425,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	344
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	2,389
1,405,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	1,268

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)
$ 1,211,000	i	Morgan Stanley Capital I	5.730%	07/12/44	Aaa	$994
1,485,227	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,243
3,710,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.440	09/15/21	A1	1,855
4,700,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	2,205
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	1,147
3,993,609	i	Wells Fargo Mortgage Backed Securities Trust	5.070	03/25/36	NR	2,860
3,347,650	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	2,422
		TOTAL OTHER MORTGAGE BACKED				111,859

		TOTAL STRUCTURED ASSETS				201,812
		(Cost $251,191)

		TOTAL BONDS				2,854,146
		(Cost $2,880,694)

SHARES		COMPANY
PREFERRED STOCKS - 0.02%

MORTGAGE BACKED - 0.02%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)				284
740,991	*,e	Federal National Mortgage Association (FNMA)				993
		TOTAL MORTGAGE BACKED				1,277

		TOTAL PREFERRED STOCKS				1,277
		(Cost $24,353)

COMMON STOCKS - 59.21%

AMUSEMENT AND RECREATION SERVICES - 0.42%
26,420	*	Electronic Arts, Inc				574
1,292,738		Walt Disney Co				30,159
		TOTAL AMUSEMENT AND RECREATION SERVICES				30,733

APPAREL AND ACCESSORY STORES - 0.42%
65,600		American Eagle Outfitters, Inc				930
12,300	*	AnnTaylor Stores Corp				98
1,200	e	Buckle, Inc				38
16,100		Burberry Group plc				112
2,700	*,e	Cache, Inc				10
3,931	*,e	Casual Male Retail Group, Inc				9
14,700		Cato Corp (Class A)				256
1,800	*	Charlotte Russe Holding, Inc				23
26,700	*,e	Chico's FAS, Inc				260
3,400		Christopher & Banks Corp				23
3,973	*,e	Dress Barn, Inc				57
12,500		Fast Retailing Co Ltd				1,635
2,586		Finish Line, Inc (Class A)				19
47,292	e	Foot Locker, Inc				495
454,846		Gap, Inc				7,460
78,820		Hennes & Mauritz AB (B Shares)				3,934
56,720		Inditex S.A.				2,719

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
166,037	*	Kohl's Corp	$7,098
243,990		Limited Brands, Inc	2,921
103,136	e	Nordstrom, Inc	2,051
1,800	*,e	Shoe Carnival, Inc	21
14,007		Stage Stores, Inc	155
		TOTAL APPAREL AND ACCESSORY STORES	30,324

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
1,000	e	Columbia Sportswear Co	31
1,550	*	Gymboree Corp	55
45,954	e	Liz Claiborne, Inc	132
382,584	e	Nike, Inc (Class B)	19,811
30,600		Phillips-Van Heusen Corp	878
11,858	e	Polo Ralph Lauren Corp (Class A)	635
39,738		VF Corp	2,199
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	23,741

AUTO REPAIR, SERVICES AND PARKING - 0.02%
29,610	*	Dollar Thrifty Automotive Group, Inc	413
57,395	*,e	Hertz Global Holdings, Inc	459
11,655	e	Ryder System, Inc	325
20,400	*	Wright Express Corp	520
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,717

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
2,050		Advance Auto Parts	85
28,804	*,e	Autozone, Inc	4,353
48,236	*,e	Carmax, Inc	709
11,532	*,e	Copart, Inc	400
4,120,870		Inchcape plc	1,288
3,300	*	Rush Enterprises, Inc (Class A)	38
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	6,873

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.59%
8,900	*	Builders FirstSource, Inc	37
16,210	e	Fastenal Co	538
1,136,048	e	Home Depot, Inc	26,844
263,200		Kingfisher plc	770
756,601		Lowe's Cos, Inc	14,686
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	42,875

BUSINESS SERVICES - 3.62%
198,900	*	3Com Corp	937
39,141	*,e	3D Systems Corp	282
600	*	Acacia Research (Acacia Technologies)	5
41,858		Adecco S.A.	1,744
4,500	e	Administaff, Inc	105
271,394	*	Adobe Systems, Inc	7,680
16,000	e	Aircastle Ltd	118
63,481	*	Akamai Technologies, Inc	1,218
34,641	*	Alliance Data Systems Corp	1,427
225,855	*	Art Technology Group, Inc	858
97,818	*	Autodesk, Inc	1,857

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
589,203	e	Automatic Data Processing, Inc	$20,880
2,200	*	Avocent Corp	31
11,700	*,e	Blackboard, Inc	338
22,202	*,e	Blue Coat Systems, Inc	367
83,200	*,e	BPZ Energy, Inc	407
2,370		Brink's Co	69
29,200	*,e	Ciber, Inc	91
67,618	*,e	Cogent, Inc	726
4,800	e	Cognex Corp	68
89,838	*	Compuware Corp	616
60,267	*	COMSYS IT Partners, Inc	353
12,200	*	CSG Systems International, Inc	162
82,383		Dassault Systemes S.A.	3,636
12,600		Deluxe Corp	161
43,241	*,e	DivX, Inc	237
65,656	*,e	DST Systems, Inc	2,426
93,400	*,e	Earthlink, Inc	692
582,336	*	eBay, Inc	9,974
9,220	*	Ebix, Inc	289
118,983	*,e	Expedia, Inc	1,798
238,317		Experian Group Ltd	1,781
24,000	e	Fair Isaac Corp	371
54,216	*,e	FalconStor Software, Inc	258
592,000		Fujitsu Ltd	3,232
5,643	*,e	Gartner, Inc	86
118,106	*,e	Google, Inc (Class A)	49,791
62,958		Hays plc	89
2,800	*	Hudson Highland Group, Inc	5
2,600		iGate Corp	17
127,401		IMS Health, Inc	1,618
72,477	*,e	Informatica Corp	1,246
208,450	e	Innovative Solutions & Support, Inc	932
12,000	e	Interactive Data Corp	278
42,117	*,e	Internap Network Services Corp	147
55,934	*,e	Ipass, Inc	89
53,572	*,e	Iron Mountain, Inc	1,540
50,890		Jack Henry & Associates, Inc	1,056
42,100		JSR Corp	722
3,011	*	Kforce, Inc	25
39,506	*	Lamar Advertising Co (Class A)	603
91,500	*	Lawson Software, Inc	511
69,660	*	Lionbridge Technologies	128
24,926	*,e	Liquidity Services, Inc	246
24,316		Manpower, Inc	1,030
40,415		Marchex, Inc (Class B)	136
49,167	*,e	Mentor Graphics Corp	269
3,451,105		Microsoft Corp	82,032
40,747	*	ModusLink Global Solutions, Inc	280
446,916	*,e	MoneyGram International, Inc	796
70,842	*,e	Monster Worldwide, Inc	837
5,200	*	MPS Group, Inc	40
81,219	*,e	Network Equipment Technologies, Inc	346
165,999		NIC, Inc	1,124
286,573	*	Novell, Inc	1,298

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
312,214		Omnicom Group, Inc	$9,859
3,500	*,e	Omniture, Inc	44
3,300	*,e	Online Resources Corp	21
5,480		PC-Tel, Inc	29
16,200		Pegasystems, Inc	427
1,500	*	Progress Software Corp	32
112,997	*,e	Radisys Corp	1,018
75,439	*	RealNetworks, Inc	226
89,858	*	Red Hat, Inc	1,809
90,456	e	Robert Half International, Inc	2,137
54,977	*	S1 Corp	379
36,365	*,e	Salesforce.com, Inc	1,388
92,740	*	Sapient Corp	583
53,100		Secom Co Ltd	2,161
51,141	*	Smith Micro Software, Inc	502
28,120	*	SonicWALL, Inc	154
438,601	*	Sun Microsystems, Inc	4,044
20,300	*,e	Sybase, Inc	636
501,620	*	Symantec Corp	7,805
1,700	e	Syntel, Inc	53
147,800	*	TIBCO Software, Inc	1,060
61,369	*	TNS, Inc	1,151
178,082	e	Total System Services, Inc	2,385
29,020	*	TradeStation Group, Inc	246
15,133	*,e	Ultimate Software Group, Inc	367
31,867		United Online, Inc	207
32,414	*,e	Vasco Data Security International	237
2,100		Viad Corp	36
1,500	*,e	Vocus, Inc	30
2,100	*,e	Volt Information Sciences, Inc	13
683,960		WPP plc	4,538
507,040	*	Yahoo!, Inc	7,939
		TOTAL BUSINESS SERVICES	264,027

CHEMICALS AND ALLIED PRODUCTS - 7.67%
268,510		Abbott Laboratories	12,631
1,400	*,e	Acadia Pharmaceuticals, Inc	3
20,600		Agrium, Inc	823
82,152		Air Liquide	7,504
276,251		Air Products & Chemicals, Inc	17,843
4,570		Alberto-Culver Co	116
22,880	*,e	Alexion Pharmaceuticals, Inc	941
91,661	*,e	Alexza Pharmaceuticals, Inc	217
13,974	*	Alkermes, Inc	151
1,400	*,e	Alnylam Pharmaceuticals, Inc	31
500	*	AMAG Pharmaceuticals, Inc	27
669,930	*	Amgen, Inc	35,466
14,752	*,e	Arena Pharmaceuticals, Inc	74
4,001	*,e	Array Biopharma, Inc	13
57,000		Asahi Kasei Corp	291
180,600		Astellas Pharma, Inc	6,412
273,336		AstraZeneca plc	12,009
19,308	*,e	Auxilium Pharmaceuticals, Inc	606

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
152,273	e	Avery Dennison Corp	$3,910
180,796	e	Avon Products, Inc	4,661
1,200	e	Balchem Corp	29
9,680		Beiersdorf AG.	455
41,592	*,e	Biodel, Inc	215
214,285	*	Biogen Idec, Inc	9,675
49,327	*,e	BioMarin Pharmaceuticals, Inc	770
55,710	*,e	BioMimetic Therapeutics, Inc	515
1,405,339		Bristol-Myers Squibb Co	28,542
27,300	*,e	Calgon Carbon Corp	379
25,710	*	Cambrex Corp	106
12,960	*	Caraco Pharmaceutical Laboratories Ltd	40
19,166	*,e	Cell Genesys, Inc	6
148,800		Chugai Pharmaceutical Co Ltd	2,842
7,045		Church & Dwight Co, Inc	383
28,071		Clorox Co	1,567
377,274		Colgate-Palmolive Co	26,688
17,881	*,e	Cypress Bioscience, Inc	168
241,200		Daiichi Sankyo Co Ltd	4,327
77,374	*,e	Dendreon Corp	1,923
181,610	*	Discovery Laboratories, Inc	187
251,617	*,e	Durect Corp	599
37,350	*	Dynavax Technologies Corp	48
270,452		Ecolab, Inc	10,545
105,100		Eisai Co Ltd	3,753
4,012	e	Estee Lauder Cos (Class A)	131
170,865	*,e	Genzyme Corp	9,512
22,156	*,e	Geron Corp	170
624,332	*	Gilead Sciences, Inc	29,244
452		Givaudan S.A.	277
75,227		H.B. Fuller Co	1,412
163,210		Henkel KGaA (Preference)	5,090
60,776	*,e	Human Genome Sciences, Inc	174
36,523	*,e	Idexx Laboratories, Inc	1,687
22,086		Innophos Holdings, Inc	373
49,003	*,e	Inverness Medical Innovations, Inc	1,744
31,878	*	Invitrogen Corp	1,330
239,705	*,e	Javelin Pharmaceuticals, Inc	295
1,221,129		Johnson & Johnson	69,359
196,000		Kao Corp	4,283
13,000		Kuraray Co Ltd	145
38,274		Linde AG.	3,137
63,795		L'Oreal S.A.	4,768
49,413		Lubrizol Corp	2,338
5,120	*	MAP Pharmaceuticals, Inc	63
38,348	*,e	Medarex, Inc	320
1,305,370		Merck & Co, Inc	36,497
21,256		Minerals Technologies, Inc	766
234,000		Mitsubishi Chemical Holdings Corp	993
3,230	*	Molecular Insight Pharmaceuticals, Inc	17
47,300		Nalco Holding Co	797
71,281	*	Neurocrine Biosciences, Inc	230
376,443		Novartis AG.	15,258
58,514	*	Noven Pharmaceuticals, Inc	837

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
122,745		Novo Nordisk AS (Class B)	$6,636
6,330		Novozymes AS (B Shares)	514
42,720	*	Omnova Solutions, Inc	139
1,500	*,e	OraSure Technologies, Inc	4
28,980	*	Orexigen Therapeutics, Inc	149
27,361		PDL BioPharma, Inc	216
69,149	e	Perrigo Co	1,921
2,400	*,e	PetMed Express, Inc	36
21,168	*,e	Pharmasset, Inc	238
25,044	*,e	PharMerica Corp	492
11,630	*	Poniard Pharmaceuticals, Inc	69
15,800		Potash Corp of Saskatchewan	1,474
73,809	*,e	Pozen, Inc	567
330,374		Praxair, Inc	23,480
1,257,139		Procter & Gamble Co	64,239
27,366	*,e	Progenics Pharmaceuticals, Inc	141
165,876		Reckitt Benckiser Group plc	7,548
111,435		Roche Holding AG.	15,148
62,014		RPM International, Inc	871
58,884	*,e	Salix Pharmaceuticals Ltd	581
9,610	*	Santarus, Inc	27
753,707		Schering-Plough Corp	18,933
34,028		Sensient Technologies Corp	768
92,200		Shin-Etsu Chemical Co Ltd	4,288
150,000		Shionogi & Co Ltd	2,907
205,000		Shiseido Co Ltd	3,366
24,140	*	SIGA Technologies, Inc	204
161,318	e	Sigma-Aldrich Corp	7,995
10,200		Solvay S.A.	860
295,000		Sumitomo Chemical Co Ltd	1,332
58,476	*	SuperGen, Inc	118
11,290	*	Synta Pharmaceuticals Corp	26
268,000		Toray Industries, Inc	1,369
213,000		UBE Industries Ltd	597
2,100	*	United Therapeutics Corp	175
18,375	*	USANA Health Sciences, Inc	546
41,400		Valspar Corp	933
30,031	*,e	Vertex Pharmaceuticals, Inc	1,070
193,980	*	XOMA Ltd	159
20,900		Yara International ASA	585
		TOTAL CHEMICALS AND ALLIED PRODUCTS	559,459

COMMUNICATIONS - 2.92%
148,096	e	Alaska Communications Systems Group, Inc	1,084
1,160	*,e	Anixter International, Inc	44
106,900		BCE, Inc	2,206
54,682		Belgacom S.A.	1,744
87,173	*,e	Centennial Communications Corp	729
39	e	CenturyTel, Inc	1
563,851	*,e	DIRECTV Group, Inc	13,933
181,093		Embarq Corp	7,617
33,529	e	Entercom Communications Corp (Class A)	51
345,020	*	Entravision Communications Corp (Class A)	166
9,487	*	Equinix, Inc	690

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
758,415	*,e	FiberTower Corp	$379
22,077	e	Fisher Communications, Inc	282
925,410	e	Frontier Communications Corp	6,607
381,268	e	Gray Television, Inc	187
373,196	*,e	ICO Global Communications Holdings Ltd (Class A)	231
21,459	*	iPCS, Inc	321
1,334,817		ITV plc	769
994		KDDI Corp	5,283
106,314	*,e	Leap Wireless International, Inc	3,501
255,425	*,e	Liberty Global, Inc (Class A)	4,059
261,463	*,e	Liberty Media Corp - Capital (Series A)	3,545
533,676	*	Liberty Media Corp - Entertainment (Series A)	14,276
427,206	*	Liberty Media Holding Corp (Interactive A)	2,140
250,634	*	Lin TV Corp (Class A)	421
3,400	*,e	Lodgenet Entertainment Corp	12
81,220	*	Mediacom Communications Corp (Class A)	415
131,422	*,e	MetroPCS Communications, Inc	1,749
18,050	*	NeuStar, Inc (Class A)	400
91,232	*	NII Holdings, Inc (Class B)	1,740
8,800		NTELOS Holdings Corp	162
4,876		NTT DoCoMo, Inc	7,147
219,990		Portugal Telecom SGPS S.A.	2,151
1,389,070		Qwest Communications International, Inc	5,765
54,500		Rogers Communications, Inc (Class B)	1,401
115,304	e	Scripps Networks Interactive (Class A)	3,209
39,600		Shaw Communications, Inc (B Shares)	667
2,206,496	*,e	Sprint Nextel Corp	10,613
82,185	*,e	SureWest Communications	860
23,521		Swisscom AG.	7,219
17,333	*,e	Switch & Data Facilities Co, Inc	203
49,774	*	Syniverse Holdings, Inc	798
1,083,422		Telecom Corp of New Zealand Ltd	1,908
2,403,268		Telecom Italia RSP	2,358
2,598,797		Telecom Italia S.p.A.	3,591
18,000		Telekom Austria AG.	281
141,263		TeliaSonera AB	742
11,900		TELUS Corp, non-voting shares	307
49,300	*,e	Terremark Worldwide, Inc	285
329,919		Time Warner Cable, Inc	10,449
78,654	*,e	TiVo, Inc	824
1,452,674		Verizon Communications, Inc	44,642
565,681	*	Viacom, Inc (Class B)	12,841
7,872,850		Vodafone Group plc	15,180
609,868		Windstream Corp	5,098
		TOTAL COMMUNICATIONS	213,283

DEPOSITORY INSTITUTIONS - 4.36%
3,564	e	Associated Banc-Corp	45
410,816		Australia & New Zealand Banking Group Ltd	5,459
754,597		Banco Bilbao Vizcaya Argentaria S.A.	9,464
209,409		Banco Comercial Portugues S.A.	213
349,583		Banco Espirito Santo S.A.	1,883
527,687		Banco Santander Central Hispano S.A.	6,337
15,936	e	Bank of Hawaii Corp	571

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
70,500		Bank of Montreal	$2,971
749,333		Bank of New York Mellon Corp	21,963
194,500		Bank of NOVA Scotia	7,261
34,713	e	BankAtlantic Bancorp Inc (Class A)	134
16,660		Banner Corp	64
453,344	e	BB&T Corp	9,965
700	e	BOK Financial Corp	26
40,100		Canadian Imperial Bank of Commerce/Canada	2,010
36,920		Central Pacific Financial Corp	138
29,001	e	City National Corp	1,068
107,800	e	Colonial Bancgroup, Inc	67
110,404		Comerica, Inc	2,335
325,738		Commonwealth Bank of Australia	10,237
2,000	e	Community Bank System, Inc	29
143,286		Dexia	1,086
39,100		DNB NOR Holding ASA	298
300	*,e	Euronet Worldwide, Inc	6
627,030		Fifth Third Bancorp	4,452
135,813	*,e,h	First Horizon National Corp	1,630
6,872	e	First Midwest Bancorp, Inc	50
379,557	*,e	Flagstar Bancorp, Inc	258
22,979	e	Fulton Financial Corp	120
171,600		Hang Seng Bank Ltd	2,413
2,529,428		HSBC Holdings plc	20,911
184,955		Hudson City Bancorp, Inc	2,458
470,069		ING Groep NV	4,729
1,147	e	International Bancshares Corp	12
237,000		Joyo Bank Ltd	1,210
308,463		Keycorp	1,616
3,738,071		Lloyds TSB Group plc	4,301
102,285	e	M&T Bank Corp	5,209
150,793	e	Marshall & Ilsley Corp	724
39,426	*	Metavante Technologies, Inc	1,020
1,843,100		Mizuho Financial Group, Inc	4,324
357,039		National Australia Bank Ltd	6,456
143,300	e	New York Community Bancorp, Inc	1,532
20,699	e	NewAlliance Bancshares, Inc	238
140,370		Northern Trust Corp	7,535
19,938	e	Old National Bancorp	196
27,020		People's United Financial, Inc	406
320,035		PNC Financial Services Group, Inc	12,421
80,514		Popular, Inc	177
49,919	e	Provident Financial Services, Inc	454
528,476	e	Regions Financial Corp	2,135
176,400		Resona Holdings, Inc	2,483
244,110		Royal Bank of Canada	9,984
3,442,223		Royal Bank of Scotland Group plc	2,188
1,000	e	S&T Bancorp, Inc	12
679,000		Shinsei Bank Ltd	1,092
420,200		Shizuoka Bank Ltd	4,174
97,082	e	South Financial Group, Inc	116
326,395		State Street Corp	15,406
408,900		Sumitomo Trust & Banking Co Ltd	2,207
33,289		Suncorp-Metway Ltd	180

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
285,001	e	SunTrust Banks, Inc	$4,688
20,725	*,e	SVB Financial Group	564
236,810		Svenska Handelsbanken (A Shares)	4,474
63,204	e	Synovus Financial Corp	189
122,211		Toronto-Dominion Bank	6,314
292,370	e	UCBH Holdings, Inc	368
2,556,210		UniCredito Italiano S.p.A	6,437
1,156,241		US Bancorp	20,720
3,378	e	Washington Federal, Inc	44
2,724	e	Webster Financial Corp	22
2,268,028		Wells Fargo & Co	55,022
627,114		Westpac Banking Corp	10,233
1,700	e	Whitney Holding Corp	16
15,506	e	Zions Bancorporation	179
		TOTAL DEPOSITORY INSTITUTIONS	317,729

EATING AND DRINKING PLACES - 0.72%
35,220	*,e	AFC Enterprises	238
7,343		Bob Evans Farms, Inc	211
435,783		Compass Group plc	2,450
105,541	e	Darden Restaurants, Inc	3,481
1,346		DineEquity, Inc	42
3,400	*,e	Domino's Pizza, Inc	25
635,870		McDonald's Corp	36,557
12,376	e	O'Charleys, Inc	114
24,228	*,e	Sonic Corp	243
505,351	*	Starbucks Corp	7,019
5,700	*,e	Steak N Shake Co	50
61,210		Yum! Brands, Inc	2,041
		TOTAL EATING AND DRINKING PLACES	52,471

EDUCATIONAL SERVICES - 0.02%
30,700		Benesse Corp	1,231
900		DeVry, Inc	45
2,727	*	ITT Educational Services, Inc	274
		TOTAL EDUCATIONAL SERVICES	1,550

ELECTRIC, GAS, AND SANITARY SERVICES - 4.06%
561,251	*	AES Corp	6,516
158,196		AGL Resources, Inc	5,031
144,229		Alliant Energy Corp	3,769
1,000		American States Water Co	35
122,706		Aqua America, Inc	2,196
154,489		Atmos Energy Corp	3,868
301,462		Avista Corp	5,369
2,700	e	California Water Service Group	99
130,506	*,e	Calpine Corp	1,455
191,147		Centerpoint Energy, Inc	2,118
22,932		Central Vermont Public Service Corp	415
1,457,225		Centrica plc	5,346
22,260	e	CH Energy Group, Inc	1,040
236,229	*,e	Clean Energy Fuels Corp	2,034
336,109	e	Cleco Corp	7,536

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
591,000		CLP Holdings Ltd	$3,920
395,675	e	Consolidated Edison, Inc	14,805
81,563		Contact Energy Ltd	308
158,341	e	Crosstex Energy, Inc	659
191,864		Edison International	6,036
635,268		El Paso Corp	5,864
63,537		Enbridge, Inc	2,205
1,738,958		Enel S.p.A.	8,465
44,694		Energen Corp	1,783
318,195		FPL Group, Inc	18,092
174,646		Gas Natural SDG S.A.	3,178
353,024	e	Hawaiian Electric Industries, Inc	6,729
897,500		Hong Kong & China Gas Ltd	1,888
122,000		Hong Kong Electric Holdings Ltd	678
924,776		Iberdrola S.A.	7,499
298,477		Idacorp, Inc	7,802
749,969		International Power plc	2,937
3,500		ITC Holdings Corp	159
29,634		Laclede Group, Inc	982
67,199	e	MGE Energy, Inc	2,255
252,247	e	National Fuel Gas Co	9,101
690,073		National Grid plc	6,216
23,500	e	New Jersey Resources Corp	870
96,683	e	Nicor, Inc	3,347
668,476		NiSource, Inc	7,794
155,448		Northeast Utilities	3,468
24,397	e	Northwest Natural Gas Co	1,081
172,652	*	NRG Energy, Inc	4,482
134,289	e	NSTAR	4,312
427,854		NV Energy, Inc	4,617
52,813		Oest Elektrizitatswirts AG. (Class A)	2,688
490,132		OGE Energy Corp	13,880
760,000		Osaka Gas Co Ltd	2,430
741,075		Pepco Holdings, Inc	9,960
140,550	e	PG&E Corp	5,403
149,994		Piedmont Natural Gas Co, Inc	3,616
86,475	e	Pinnacle West Capital Corp	2,607
260,906		PPL Corp	8,599
190,675		Public Power Corp	3,932
232,780		Public Service Enterprise Group, Inc	7,596
263,557		Questar Corp	8,186
147,035	e	Resource America, Inc (Class A)	791
345,465		Scottish & Southern Energy plc	6,474
150,280		Sempra Energy	7,458
28,831	e	SJW Corp	654
101,100		Snam Rete Gas S.p.A.	444
71,498	e	South Jersey Industries, Inc	2,495
26,519		Southwest Gas Corp	589
3,300		Southwest Water Co	18
68,500		Terna Rete Elettrica Nazionale S.p.A.	228
166,500		Tohoku Electric Power Co, Inc	3,483
773,000		Tokyo Gas Co Ltd	2,768
59,864		UGI Corp	1,526
28,742	e	UIL Holdings Corp	645

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
76,256	e	WGL Holdings, Inc	$2,442
571,140		Williams Cos, Inc	8,915
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	296,186

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.03%
223,172	*	Adaptec, Inc	591
38,375	*,e	Advanced Energy Industries, Inc	345
331,311	*	Advanced Micro Devices, Inc	1,282
2,655	*	American Superconductor Corp	70
231,972	e	Ametek, Inc	8,023
22,178	*	Anadigics, Inc	93
12,820	*	Ascent Solar Technologies, Inc	100
41,500	*	Avnet, Inc	873
15,174	e	Baldor Electric Co	361
18,000	*	Benchmark Electronics, Inc	259
2,883,405	*	Cisco Systems, Inc	53,748
65,729	*,e	Conexant Systems, Inc	96
45,830	*	Cree, Inc	1,347
7,400		CTS Corp	48
17,600	*,e	Dolby Laboratories, Inc (Class A)	656
3,605	*,e	DTS, Inc	98
62,899	e	Eaton Corp	2,806
118,030	*	EMCORE Corp	149
25	*	Energy Conversion Devices, Inc	–	^
353,008		Ericsson (LM) (B Shares)	3,464
46	*	Evergreen Solar, Inc	–	^
611,470	*,e	Finisar Corp	349
44,920	*	First Solar, Inc	7,282
54,069		Gamesa Corp Tecnologica S.A.	1,025
51,754	*	GrafTech International Ltd	585
13,100	*,e	Greatbatch, Inc	296
14,175	e	Harman International Industries, Inc	266
69,668	*	Harmonic, Inc	410
1,200	*,e	Hittite Microwave Corp	42
54,455	*,e	Hutchinson Technology, Inc	106
28,700	*	Ibiden Co Ltd	809
2,839,039		Intel Corp	46,987
20,012	*,e	InterDigital, Inc	489
338,378		Koninklijke Philips Electronics NV	6,230
25,700		Kyocera Corp	1,939
11,300	e	Lincoln Electric Holdings, Inc	407
1,068	*,e	Littelfuse, Inc	21
63,953	*,e	Loral Space & Communications, Inc	1,647
313,663	*,e	LSI Logic Corp	1,430
189,800		Matsushita Electric Industrial Co Ltd	2,565
20,000		Matsushita Electric Works Ltd	190
14,183	*,e	Mattson Technology, Inc	17
30,404	*,e	Medis Technologies Ltd	15
317,042	*,e	Micron Technology, Inc	1,604
1,442,719		Motorola, Inc	9,566
23,600		Murata Manufacturing Co Ltd	1,004
156,606	*	NetApp, Inc	3,088
22,500		Nidec Corp	1,366
31,500		Nitto Denko Corp	961

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
503,415		Nokia Oyj	$7,374
206,971	*,e	ON Semiconductor Corp	1,420
69,596	*,e	Oplink Communications, Inc	793
26,310	*	Photronics, Inc	107
40,673		Plantronics, Inc	769
54,160	*,e	Polycom, Inc	1,098
15,700	*,e	Power-One, Inc	23
227,544	*,e	Powerwave Technologies, Inc	366
25,546	*	Q-Cells AG.	520
66,106	*	QLogic Corp	838
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	58
51,131	*,e	RF Micro Devices, Inc	192
62,000		Ricoh Co Ltd	801
2,400		Rohm Co Ltd	175
646,000	*	Sanyo Electric Co Ltd	1,676
46,000		Sharp Corp	479
109,628	*	Silicon Storage Technology, Inc	205
1,928,483	*,e	Sirius XM Radio, Inc	829
57,139	*	Skyworks Solutions, Inc	559
99,900		Sony Corp	2,618
4,025	*,e	Sunpower Corp (Class A)	107
84,452	*	Sycamore Networks, Inc	264
145,266	*,e	Symmetricom, Inc	838
12,083	*,e	Synaptics, Inc	467
20,700		TDK Corp	976
40,403	*,e	Tekelec	680
41,409		Teleflex, Inc	1,856
197,426	*,e	Tellabs, Inc	1,131
1,094,007		Texas Instruments, Inc	23,303
52,499	*,e	Thomas & Betts Corp	1,515
126,305	*	Triquint Semiconductor, Inc	671
11,800	*,e	TTM Technologies, Inc	94
24,750	*	US Geothermal, Inc	35
74,252	*,e	Valence Technology, Inc	133
2,600		Vicor Corp	19
7,026	e	Whirlpool Corp	299
110,878	e	Xilinx, Inc	2,269
18,030	*	Zix Corp	27
6,400	*,e	Zoltek Cos, Inc	62
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	220,751

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
562,900		Accenture Ltd (Class A)	18,835
14,762	*,e	Amylin Pharmaceuticals, Inc	199
61,621	*,e	Ariad Pharmaceuticals, Inc	98
88,869		Capita Group plc	1,045
2,000	e	CDI Corp	22
28,175	*	Celera Corp	215
5,300	e	Corporate Executive Board Co	110
18,735		Diamond Management & Technology Consultants, Inc	79
18,820	*	Dyax Corp	40
3,100	*	Gen-Probe, Inc	133
38,433	*	Hewitt Associates, Inc (Class A)	1,145
98,416	*,e	Incyte Corp	324

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
59,590	*,e	Isis Pharmaceuticals, Inc	$983
46,000		JGC Corp	745
1,400		Landauer, Inc	86
15,200	*,e	Navigant Consulting, Inc	196
3,000	*	Omnicell, Inc	32
222,951		Paychex, Inc	5,618
25,743	*,e	Regeneron Pharmaceuticals, Inc	461
769,765	*,e	Rentech, Inc	439
27,272	*,e	Savient Pharmaceuticals, Inc	378
1,269,500		SembCorp Industries Ltd	2,647
38,330	*,e	Tetra Tech, Inc	1,098
44,070	*,e	VCA Antech, Inc	1,177
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	36,105

FABRICATED METAL PRODUCTS - 0.48%
20,300	e	Aptargroup, Inc	686
103,859	e	Commercial Metals Co	1,665
41,047	e	Dynamic Materials Corp	791
6,191	*	Geberit AG.	761
22,906		Gulf Island Fabrication, Inc	363
593,259		Illinois Tool Works, Inc	22,151
2,300	e	Insteel Industries, Inc	19
241,540	*	NCI Building Systems, Inc	638
32,785	e	Pentair, Inc	840
34,002		Quanex Building Products Corp	382
21,196	e	Snap-On, Inc	609
92,226	e	Stanley Works	3,121
117,300		Toyo Seikan Kaisha Ltd	2,490
6,200	e	Valmont Industries, Inc	447
		TOTAL FABRICATED METAL PRODUCTS	34,963

FOOD AND KINDRED PRODUCTS - 2.21%
33,000		Ajinomoto Co, Inc	262
246,615	e	Campbell Soup Co	7,255
192,414		Coca Cola Hellenic Bottling Co S.A.	3,968
550,354		CSR Ltd	754
352,425		General Mills, Inc	19,743
174,045		Groupe Danone	8,590
253,796		H.J. Heinz Co	9,061
11,640	*,e	Hansen Natural Corp	359
147,954	e	Hershey Co	5,326
23,350		J.M. Smucker Co	1,136
392,175		Kellogg Co	18,264
1,075,888		Kraft Foods, Inc (Class A)	27,263
10,103		Lancaster Colony Corp	445
1,600		Lance, Inc	37
17,347	e	McCormick & Co, Inc	564
9,000		Nisshin Seifun Group, Inc	107
2,700		Nissin Food Products Co Ltd	82
821,609		PepsiCo, Inc	45,155
66	*	Ralcorp Holdings, Inc	4
3,000		Saputo, Inc	63
374,442		Sara Lee Corp	3,655
10,460	e	Tootsie Roll Industries, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
339,269		Unilever plc	$7,948
32,600		Yakult Honsha Co Ltd	623
		TOTAL FOOD AND KINDRED PRODUCTS	160,901

FOOD STORES - 0.44%
189,616		Carrefour S.A.	8,091
10,250		Delhaize Group	721
3,000		George Weston Ltd	150
2,301	*	Great Atlantic & Pacific Tea Co, Inc	10
54,500		Jeronimo Martins SGPS S.A.	371
2,488		Kesko Oyj (B Shares)	66
140,457		Koninklijke Ahold NV	1,613
158,530		Kroger Co	3,496
6,100		Lawson, Inc	268
272,833	e	Safeway, Inc	5,558
1,349,776		Tesco plc	7,852
39,081	*	Whole Foods Market, Inc	742
2,600	*,e	Winn-Dixie Stores, Inc	33
141,277		Woolworths Ltd	3,001
		TOTAL FOOD STORES	31,972

FORESTRY - 0.06%
145,513	e	Weyerhaeuser Co	4,428
		TOTAL FORESTRY	4,428

FURNITURE AND FIXTURES - 0.09%
8,629	e	Herman Miller, Inc	132
67,537	e	Hill-Rom Holdings, Inc	1,095
23,219	e	HNI Corp	419
24,963	*,e	Kinetic Concepts, Inc	680
88,084	e	Leggett & Platt, Inc	1,342
322,259	e	Masco Corp	3,088
9,700	e	Tempur-Pedic International, Inc	127
		TOTAL FURNITURE AND FIXTURES	6,883

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
134,725	*,e	Bed Bath & Beyond, Inc	4,143
135,806	e	Best Buy Co, Inc	4,547
13,200	*	GameStop Corp (Class A)	291
2,200	e	Haverty Furniture Cos, Inc	20
29,641		RadioShack Corp	414
12,600	e	Williams-Sonoma, Inc	150
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	9,565

GENERAL BUILDING CONTRACTORS - 0.17%
16,350		ACS Actividades Cons y Servicios S.A.	827
301	*,e	Avatar Holdings, Inc	5
22,200		Balfour Beatty plc	113
3,524		Brookfield Homes Corp	14
47,708	e	Centex Corp	404
28,700		Daito Trust Construction Co Ltd	1,359
48,000		Daiwa House Industry Co Ltd	518

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
29,742		Lennar Corp (Class A)	$288
30,753	*	M/I Homes, Inc	301
12,000		Obayashi Corp	59
4		Persimmon plc	–	^
8,000		Sekisui House Ltd	81
19,000		Shimizu Corp	83
352,862	*,e	Standard-Pacific Corp	716
165,360		Vinci S.A.	7,420
		TOTAL GENERAL BUILDING CONTRACTORS	12,188

GENERAL MERCHANDISE STORES - 0.86%
29,700		Aeon Co Ltd	294
391,344	e	Costco Wholesale Corp	17,884
133,924	e	JC Penney Co, Inc	3,845
14,000		Keio Corp	82
420,000		Kintetsu Corp	1,853
93,736		Macy's, Inc	1,102
15,400		Next plc	372
59,900		Odakyu Electric Railway Co Ltd	514
41,977		PPR	3,425
10,500	*	Retail Ventures, Inc	23
3,300	*	Stein Mart, Inc	29
582,143		Target Corp	22,977
289,904		TJX Companies, Inc	9,120
18,000		Tobu Railway Co Ltd	106
139,000		Tokyu Corp	703
		TOTAL GENERAL MERCHANDISE STORES	62,329

HEALTH SERVICES - 0.28%
10,800	*	Amsurg Corp	232
4,670	*	Corvel Corp	106
30,297	*,e	Edwards Lifesciences Corp	2,061
110,544	*	Five Star Quality Care, Inc	211
20,090	*	Healthways, Inc	270
96,998	*,e	Laboratory Corp of America Holdings	6,575
60,942	*	LCA-Vision, Inc	257
47,640	*,e	LifePoint Hospitals, Inc	1,251
229,203	*,e	Nektar Therapeutics	1,485
46,947	*	Nighthawk Radiology Holdings, Inc	174
136,912	e	Quest Diagnostics, Inc	7,726
		TOTAL HEALTH SERVICES	20,348

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
165,663		Abertis Infraestructuras S.A.	3,115
44,300		Bouygues S.A.	1,666
36,587	*	LB Foster Co (Class A)	1,100
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,881

HOLDING AND OTHER INVESTMENT OFFICES - 0.67%
2,571		Acadia Realty Trust	34
271,588		Annaly Mortgage Management, Inc	4,113
172,540		Anthracite Capital, Inc	107
77,400		Anworth Mortgage Asset Corp	558

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
301,138	e	Ashford Hospitality Trust, Inc	$846
1,500		BioMed Realty Trust, Inc	15
52,792	e	Boston Properties, Inc	2,518
600		Brandywine Realty Trust	4
63,200		Brookfield Asset Management, Inc	1,081
3,200	e	Capital Lease Funding, Inc	9
1,200	e	Capital Trust, Inc (Class A)	2
41,400		Capstead Mortgage Corp	526
21,544	e	Cedar Shopping Centers, Inc	97
3,360		Cherokee, Inc	67
164,637		Duke Realty Corp	1,444
262,948		Equity Residential	5,846
8,247	e	FelCor Lodging Trust, Inc	20
112,944	e	First Industrial Realty Trust, Inc	491
2,300	e	First Potomac Realty Trust	22
2,600		Franklin Street Properties Corp	34
1,650		Gladstone Commercial Corp	21
61,950		Glimcher Realty Trust	180
73,490	e	HCP, Inc	1,557
16,921		Health Care REIT, Inc	577
62,020		Hersha Hospitality Trust	154
7,346		Highwoods Properties, Inc	164
3,500	*,e	Hilltop Holdings, Inc	42
299,437		Host Marriott Corp	2,512
8,588		HRPT Properties Trust	35
816		Investors Real Estate Trust	7
164,700	*,e	iStar Financial, Inc	468
139,666		Kimco Realty Corp	1,404
7,769	e	Lexington Corporate Properties Trust	26
41,078		Liberty Property Trust	946
6,565		LTC Properties, Inc	134
4,620	e	Macerich Co	81
10,000		MFA Mortgage Investments, Inc	69
14,820	e	Mid-America Apartment Communities, Inc	544
245,310	e	NorthStar Realty Finance Corp	694
1,200	e	Parkway Properties, Inc	16
2,628		Post Properties, Inc	35
130,565	e	Prologis	1,052
173,468		Public Storage, Inc	11,360
108,261		RAIT Investment Trust	148
11,900	e	Regency Centers Corp	415
25,960		Resource Capital Corp	83
2,766		Senior Housing Properties Trust	45
26,606	e	UDR, Inc	275
1,100		Universal Health Realty Income Trust	35
5,660	e	Urstadt Biddle Properties, Inc (Class A)	80
5,300		U-Store-It Trust	26
243,742		Virgin Media, Inc	2,279
86,100		Vornado Realty Trust	3,878
38,416		WABCO Holdings, Inc	680
86,959		Weingarten Realty Investors	1,262
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	49,118

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
HOTELS AND OTHER LODGING PLACES - 0.21%
120,952		Accor S.A.	$4,795
6,530	*	Bluegreen Corp	16
93,116	e	Choice Hotels International, Inc	2,478
57,501	*,e	Gaylord Entertainment Co	731
125,552	*,e	Great Wolf Resorts, Inc	256
72,350	*,e	Lodgian, Inc	94
43,668		Marcus Corp	459
192,879	e,h	Marriott International, Inc (Class A)	4,257
52,986	e	Starwood Hotels & Resorts Worldwide, Inc	1,176
268,603		TUI Travel plc	1,024
		TOTAL HOTELS AND OTHER LODGING PLACES	15,286

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.29%
43,811	*	AGCO Corp	1,274
47,230		Alfa Laval AB	451
188,324	*,e	Allis-Chalmers Energy, Inc	435
4,300		Ampco-Pittsburgh Corp	101
905,109		Applied Materials, Inc	9,929
10,900		ASML Holding NV	236
10,969	*,e	Astec Industries, Inc	326
74,230	*	Axcelis Technologies, Inc	34
54,926	e	Black & Decker Corp	1,574
5,420	*	Bolt Technology Corp	61
72,002		Brambles Ltd	346
13,890	e	Briggs & Stratton Corp	185
223,500		Canon, Inc	7,331
3,900	e	Cascade Corp	61
320,871	e	Caterpillar, Inc	10,602
7,900	*	Columbus McKinnon Corp	100
129,390	*	Cray, Inc	1,020
162,377		Cummins, Inc	5,717
363,622		Deere & Co	14,527
1,195,611	*	Dell, Inc	16,415
9,200	e	Donaldson Co, Inc	319
1,000		Dover Corp	33
1,400	*	Dresser-Rand Group, Inc	37
11,934	*,e	Dril-Quip, Inc	455
38,963	*	ENGlobal Corp	192
5,149	*	Entegris, Inc	14
59,100		Fanuc Ltd	4,761
121,430	*	Flotek Industries, Inc	247
78,912	*,e	FMC Technologies, Inc	2,966
64,200		FUJIFILM Holdings Corp	2,039
900	*	Gardner Denver, Inc	23
1,200	e	Gorman-Rupp Co	24
61,737	e	Graco, Inc	1,359
1,241,202		Hewlett-Packard Co	47,971
27,600		Hitachi Construction Machinery Co Ltd	451
89,698	*,e	Immersion Corp	443
32,080	*	Ingersoll-Rand PLC	670
9,686	*	Intermec, Inc	125
620,038		International Business Machines Corp	64,743

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
22,664	*	Intevac, Inc	$197
17,936		John Bean Technologies Corp	225
551,299	e	Johnson Controls, Inc	11,974
13,202		Kone Oyj (Class B)	404
118,500		Konica Minolta Holdings, Inc	1,240
243,000		Kubota Corp	2,010
2,300	*	Kulicke & Soffa Industries, Inc	8
47,200		Kurita Water Industries Ltd	1,529
54,647	*,e	Lam Research Corp	1,421
42,635	*,e	Lexmark International, Inc (Class A)	676
600	e	Lindsay Manufacturing Co	20
5,454		Lufkin Industries, Inc	229
45,858	e	Manitowoc Co, Inc	241
38,400	e	Modine Manufacturing Co	184
60,750	e	Nordson Corp	2,349
14,886	*	Oil States International, Inc	360
43,464		Pall Corp	1,154
766,097	*	Quantum Corp	636
2,000		Robbins & Myers, Inc	39
94,670	*	Safeguard Scientifics, Inc	125
175,680		Sandvik AB	1,304
2,100	e	Sauer-Danfoss, Inc	13
353,361	e	Seagate Technology, Inc	3,696
45,177	*	Semitool, Inc	209
16,682	*	Sigma Designs, Inc	268
3,300		SMC Corp	356
83,051		Solarworld AG.	1,954
53,305	*,e	STEC, Inc	1,236
14,706	*,e	Tecumseh Products Co (Class A)	143
96,430	e	Tennant Co	1,773
23,800		Tokyo Electron Ltd	1,154
10,500	*	Ultratech, Inc	129
61,588	*,e	Varian Medical Systems, Inc	2,164
37,780	*	Vestas Wind Systems AS	2,708
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	239,725

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
17,804	*	Affymetrix, Inc	106
208,643	*,e	Agilent Technologies, Inc	4,238
193,985		Allergan, Inc	9,230
600	e	American Science & Engineering, Inc	41
3,704		Analogic Corp	137
479,372		Baxter International, Inc	25,388
55,948		Beckman Coulter, Inc	3,197
248,869		Becton Dickinson & Co	17,747
400	*	Bio-Rad Laboratories, Inc (Class A)	30
21,900	*	Bruker BioSciences Corp	203
50,897	*,e	Cepheid, Inc	479
4,300		Cochlear Ltd	200
303,565	e	Danaher Corp	18,742
97,036	e	Dentsply International, Inc	2,962
19,200	*	Depomed, Inc	62
667,183		Emerson Electric Co	21,617
50,919	*	Flir Systems, Inc	1,149

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
73,882	e	Garmin Ltd	$1,760
69,837	e	Hillenbrand, Inc	1,162
92,936	*,e	Hologic, Inc	1,322
900	*,e	ICU Medical, Inc	37
9,426	*	Illumina, Inc	367
16,738	*,e	Intuitive Surgical, Inc	2,739
4,500		Invacare Corp	79
309,846		Invensys plc	1,139
49,728	*,e	ION Geophysical Corp	128
100	*,e	Itron, Inc	6
628	*,e	L-1 Identity Solutions, Inc	5
32,218	*	LTX-Credence Corp	15
782,250		Medtronic, Inc	27,292
1,166	*	Merit Medical Systems, Inc	19
32,312	*	Millipore Corp	2,269
23,800	e	Movado Group, Inc	251
197,000		Nikon Corp	3,423
60,000	*	Olympus Corp	1,423
2,970	*,e	OYO Geospace Corp	76
1,888	*,e	Palomar Medical Technologies, Inc	28
1,770	*,e	Resmed, Inc	72
41,002	e	Rockwell Automation, Inc	1,317
2,500	*,e	Rofin-Sinar Technologies, Inc	50
26,200	e	Roper Industries, Inc	1,187
2,223	*,e	Rudolph Technologies, Inc	12
214,524	*	St. Jude Medical, Inc	8,817
40,359	e	STERIS Corp	1,053
9,600	e	Techne Corp	613
89,000		Terumo Corp	3,936
197,768	*,e	Thermo Electron Corp	8,063
37,275	*,e	Trimble Navigation Ltd	732
77,319	*,e	Vivus, Inc	470
43,761	*	Waters Corp	2,252
595,082		Xerox Corp	3,856
154,795	*	Zimmer Holdings, Inc	6,594
5,140	*,e	Zoll Medical Corp	99
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	188,191

INSURANCE AGENTS, BROKERS AND SERVICE - 0.23%
220,337		AON Corp	8,345
135,277	*,e	Crawford & Co (Class B)	649
283,627	e	Hartford Financial Services Group, Inc	3,367
272,361		QBE Insurance Group Ltd	4,367
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	16,728

INSURANCE CARRIERS - 2.56%
98,200		Aegon NV	604
340,151		Aetna, Inc	8,521
502,650	e	Aflac, Inc	15,627
748	*	Alleghany Corp	203
103,123		Allianz AG.	9,494
4,400	e	American Equity Investment Life Holding Co	25
5,925	e	American Physicians Capital, Inc	232
126,273		AMP Ltd	497

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
17,433	*,e	Arch Capital Group Ltd	$1,021
118,979	e	Aspen Insurance Holdings Ltd	2,658
88,041		Assurant, Inc	2,121
1,155,827		Aviva plc	6,494
22,716	*	Catalyst Health Solutions, Inc	567
34,100	*	Centene Corp	681
442,958		Chubb Corp	17,665
339,105		Cincinnati Financial Corp	7,579
1,400	e	Donegal Group, Inc (Class A)	21
2,400	e	Employers Holdings, Inc	33
48,487	e	Endurance Specialty Holdings Ltd	1,421
27,664		Erie Indemnity Co (Class A)	989
1,251	*,e	Fpic Insurance Group, Inc	38
331,895		Genworth Financial, Inc (Class A)	2,320
22,550		Hanover Insurance Group, Inc	859
1,200		Harleysville Group, Inc	34
103,226	*	Humana, Inc	3,330
101,549		KBC Groep NV	1,852
300,239	e	Lincoln National Corp	5,167
217,500		Manulife Financial Corp	3,775
4,514	*,e	Markel Corp	1,272
24,970	*,e	Molina Healthcare, Inc	597
113,345	e	Montpelier Re Holdings Ltd	1,506
63,298		Muenchener Rueckver AG.	8,541
9,640	e	Odyssey Re Holdings Corp	385
54,100	e	Phoenix Cos, Inc	90
49,311		Platinum Underwriters Holdings Ltd	1,410
273,449	e	Principal Financial Group	5,152
655,744		Progressive Corp	9,908
40,050	e	Protective Life Corp	458
43,200		Radian Group, Inc	118
900		Safety Insurance Group, Inc	28
5,540		Stancorp Financial Group, Inc	159
54,100		Sun Life Financial, Inc	1,460
158,065		Swiss Reinsurance Co	5,228
93,700		T&D Holdings, Inc	2,694
554,447		Travelers Cos, Inc	22,755
3,100	*	Universal American Financial Corp	27
198,908	e	UnumProvident Corp	3,155
106,135	e	W.R. Berkley Corp	2,279
477,282	*	WellPoint, Inc	24,289
100		Wesco Financial Corp	29
86,841	e	XL Capital Ltd (Class A)	995
		TOTAL INSURANCE CARRIERS	186,363

LEATHER AND LEATHER PRODUCTS - 0.06%
152,137		Coach, Inc	4,090
400	*	Timberland Co (Class A)	5
14,200	e	Weyco Group, Inc	328
		TOTAL LEATHER AND LEATHER PRODUCTS	4,423

LEGAL SERVICES - 0.01%
13,598	*,e	FTI Consulting, Inc	690
		TOTAL LEGAL SERVICES	690

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
89,328		Brisa-Auto Estradas de Portugal S.A.	$642
493,000		ComfortDelgro Corp Ltd	436
17,000		Keihin Electric Express Railway Co Ltd	132
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,210

LUMBER AND WOOD PRODUCTS - 0.00%
110,047	*	Champion Enterprises, Inc	35
4,415	e	Skyline Corp	96
		TOTAL LUMBER AND WOOD PRODUCTS	131

METAL MINING - 0.37%
38,858		Agnico-Eagle Mines Ltd	2,047
580,217		Alumina Ltd	676
13,800		Inmet Mining Corp	506
133,600		Kinross Gold Corp	2,435
155,840		Newcrest Mining Ltd	3,831
11,342		Orica Ltd	199
9,300	*	Rosetta Resources, Inc	81
135,766	e	Royal Gold, Inc	5,661
44,488	*	Stillwater Mining Co	254
108,000		Teck Cominco Ltd	1,722
758,954		Xstrata plc	8,208
139,800		Yamana Gold, Inc	1,243
		TOTAL METAL MINING	26,863

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
45,634	e	Armstrong World Industries, Inc	753
1,024		Blyth, Inc	34
27,478		Callaway Golf Co	139
12,100	e	Daktronics, Inc	93
457,150	e	Mattel, Inc	7,337
123,400		Yamaha Corp	1,545
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	9,901

MISCELLANEOUS RETAIL - 1.12%
182,205	*,e	Amazon.com, Inc	15,243
900	e	Barnes & Noble, Inc	19
831,183		CVS Corp	26,489
6,823	*,e	Dollar Tree, Inc	287
38,120	*,e	GSI Commerce, Inc	543
112,788	*,e	Hibbett Sports, Inc	2,030
61,700		Home Retail Group	264
29,300	*	HSN, Inc	310
58,366		Metro AG.	2,786
57,485	*	Office Depot, Inc	262
368,600		Origin Energy Ltd	4,348
10,103	*	Overstock.com, Inc	121
28,730		Petsmart, Inc	617
9,255	*	Priceline.com, Inc	1,032
5,300		Shoppers Drug Mart Corp	228
390,951	e	Staples, Inc	7,885

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
41,395	e	Tiffany & Co	$1,050
625,738		Walgreen Co	18,397
		TOTAL MISCELLANEOUS RETAIL	81,911

MOTION PICTURES - 0.07%
11,531	*,e	Avid Technology, Inc	155
80,001	*	Discovery Communications, Inc (Class A)	1,803
59,701	*	Discovery Communications, Inc (Class C)	1,226
46,417	*,e	DreamWorks Animation SKG, Inc (Class A)	1,281
20,291		Regal Entertainment Group (Class A)	270
51,432	*,e	tw telecom inc (Class A)	528
		TOTAL MOTION PICTURES	5,263

NONDEPOSITORY INSTITUTIONS - 0.48%
845,479		American Express Co	19,649
105,992	*	AmeriCredit Corp	1,436
312,013	e	Capital One Financial Corp	6,827
134,785		CapitalSource, Inc	658
305,815	e	CIT Group, Inc	658
303,716		Discover Financial Services	3,119
86,852	e	Federal Agricultural Mortgage Corp (Class C)	419
184,440	*	Guaranty Financial Group, Inc	35
204,108		Medallion Financial Corp	1,561
130,606	*	NewStar Financial, Inc	249
9,400	*	PHH Corp	171
12,483	*,e	World Acceptance Corp	249
		TOTAL NONDEPOSITORY INSTITUTIONS	35,031

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
119,532	e	AMCOL International Corp	2,580
4,000		Compass Minerals International, Inc	220
85,630	*	General Moly, Inc	190
66,983		K+S AG.	3,761
102,081	e	Vulcan Materials Co	4,399
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	11,150

OIL AND GAS EXTRACTION - 3.40%
19,350		Acergy S.A.	190
320,466		Apache Corp	23,121
3,740	*,e	Approach Resources, Inc	26
48,874	e	Atlas America, Inc	873
32,190	*,e	ATP Oil & Gas Corp	224
4,366	*,e	Atwood Oceanics, Inc	109
44,838	e	Berry Petroleum Co (Class A)	834
103,950	*	Boots & Coots, Inc	144
9,766	*,e	Bronco Drilling Co, Inc	42
94,779		Cabot Oil & Gas Corp	2,904
207,937	*,e	Callon Petroleum Co	412
108,191	*	Cameron International Corp	3,062
8,200	*,e	Carrizo Oil & Gas, Inc	141
555,336		Chesapeake Energy Corp	11,012
77,959	e	Cimarex Energy Co	2,209
48,215	*,e	Complete Production Services, Inc	307

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
38,480	*,e	Contango Oil & Gas Co	$1,635
1,700	*,e	Continental Resources, Inc	47
6,000	*,e	Dawson Geophysical Co	179
382,802	*,e	Denbury Resources, Inc	5,639
411,928		Devon Energy Corp	22,450
151,430		Diamond Offshore Drilling, Inc	12,576
149,800		EnCana Corp	7,427
43,101	*	Encore Acquisition Co	1,330
158,985		ENSCO International, Inc	5,544
233,757		EOG Resources, Inc	15,877
279,881	e	Equitable Resources, Inc	9,771
10,000	*,e	EXCO Resources, Inc	129
4,611	*	Exterran Holdings, Inc	74
64,130	*	Gasco Energy, Inc	18
57,034	*	Geokinetics, Inc	779
22,400	*	Geomet, Inc	25
148,004	*,e	Global Industries Ltd	838
16,840	*	GMX Resources, Inc	179
38,098	*,e	Goodrich Petroleum Corp	937
12,100	*,e	Gulfport Energy Corp	83
136,609	e	Helmerich & Payne, Inc	4,217
537,719	*	Meridian Resource Corp	188
127,188	*,e	Nabors Industries Ltd	1,982
450,676	*	National Oilwell Varco, Inc	14,719
97,648	*	Newfield Exploration Co	3,190
91,677		Nexen, Inc	1,992
245,406		Noble Energy, Inc	14,472
23,760	*	Northern Oil And Gas, Inc	151
6,468	*	Oceaneering International, Inc	292
31,303	*	Parallel Petroleum Corp	61
127,600	*,e	Parker Drilling Co	554
69,600		Petro-Canada	2,688
207,846	*,e	PetroHawk Energy Corp	4,635
32,190	*	Petroleum Development Corp	505
67,500	*,e	Petroquest Energy, Inc	249
75,500	*	Pioneer Drilling Co	362
147,176	e	Pioneer Natural Resources Co	3,753
160,990	*	Pride International, Inc	4,034
116,576	*,e	Quicksilver Resources, Inc	1,083
77,558	e	Range Resources Corp	3,212
30,027	*,e	Rex Energy Corp	171
9,820	e	RPC, Inc	82
439,137		Santos Ltd	5,180
140,212		Smith International, Inc	3,610
124,486	*,e	Southwestern Energy Co	4,836
74,030	e	St. Mary Land & Exploration Co	1,545
8,778	*	Stone Energy Corp	65
281,994	*,e	Sulphco, Inc	259
59,046	*,e	Swift Energy Co	983
154,400		Talisman Energy, Inc	2,218
82,880	*	Ultra Petroleum Corp	3,232
37,545	*,e	Unit Corp	1,035
70,198	*,e	Venoco, Inc	538
57,800	e	W&T Offshore, Inc	563

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
46,805	*	Whiting Petroleum Corp	$1,646
179,777		Woodside Petroleum Ltd	6,260
590,729		XTO Energy, Inc	22,530
		TOTAL OIL AND GAS EXTRACTION	248,239

PAPER AND ALLIED PRODUCTS - 0.49%
80,759		Bemis Co	2,035
52,800	*	Buckeye Technologies, Inc	237
11,555	*	Domtar Corporation	192
22,564		Glatfelter	201
129,459		International Paper Co	1,959
342,254		Kimberly-Clark Corp	17,943
252,665		MeadWestvaco Corp	4,146
12,396		Metso Oyj	231
16,900	e	Rock-Tenn Co (Class A)	645
104,264		Sonoco Products Co	2,497
153,116		Stora Enso Oyj (R Shares)	808
121,590		Svenska Cellulosa AB (B Shares)	1,277
61,684	e	Temple-Inland, Inc	809
17,800		Uni-Charm Corp	1,362
133,335		UPM-Kymmene Oyj	1,162
10,800		Wausau Paper Corp	73
		TOTAL PAPER AND ALLIED PRODUCTS	35,577

PERSONAL SERVICES - 0.01%
1,200	*,e	Coinstar, Inc	32
35,896		Regis Corp	625
7,956		Unifirst Corp	296
2,420	e	Weight Watchers International, Inc	62
		TOTAL PERSONAL SERVICES	1,015

PETROLEUM AND COAL PRODUCTS - 1.57%
4,002	*,e	American Oil & Gas, Inc	4
6,879	e	Ashland, Inc	193
501,352		ENI S.p.A.	11,851
20,700		Galp Energia SGPS S.A.	290
6,351		Hellenic Petroleum S.A.	61
379,547		Hess Corp	20,401
749,800		Marathon Oil Corp	22,590
101,331		Neste Oil Oyj	1,407
414,500		Nippon Mining Holdings, Inc	2,160
69,589		OMV AG.	2,606
293,175		Repsol YPF S.A.	6,556
588,840		Royal Dutch Shell plc (A Shares)	14,706
501,220		Royal Dutch Shell plc (B Shares)	12,584
338,760		Statoil ASA	6,670
261,116		Suncor Energy, Inc (Canada)	7,940
199,637	e	Sunoco, Inc	4,632
		TOTAL PETROLEUM AND COAL PRODUCTS	114,651

PIPELINES, EXCEPT NATURAL GAS - 0.31%
1,117,967	e	Spectra Energy Corp	18,916
145,100		TransCanada Corp	3,907

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL PIPELINES, EXCEPT NATURAL GAS	$22,823

PRIMARY METAL INDUSTRIES - 0.89%
612,200	e	Alcoa, Inc	6,324
28,444	e	Allegheny Technologies, Inc	994
223,171	*	ArcelorMittal	7,323
231,916		BlueScope Steel Ltd	473
794,396		Corning, Inc	12,758
48,876	e	Gibraltar Industries, Inc	336
39,200	*	Horsehead Holding Corp	292
43,803		Hubbell, Inc (Class B)	1,404
66,060	*	Metalico, Inc	308
57,000		Mitsubishi Materials Corp	178
927,000		Nippon Steel Corp	3,560
179,400		Norsk Hydro ASA	921
321,267		Nucor Corp	14,274
29,346	e	Olympic Steel, Inc	718
187,756	e	Steel Dynamics, Inc	2,766
357,000		Sumitomo Metal Industries Ltd	952
217,000		Sumitomo Metal Mining Co Ltd	3,070
69,914		Tredegar Corp	931
15,649		Umicore	355
102,105	e	United States Steel Corp	3,649
2,750	*	Universal Stainless & Alloy	45
11,392		Voestalpine AG.	312
248,332	e	Worthington Industries, Inc	3,176
		TOTAL PRIMARY METAL INDUSTRIES	65,119

PRINTING AND PUBLISHING - 0.45%
38,320	*,e	ACCO Brands Corp	108
2,700	e	American Greetings Corp (Class A)	32
5,248	e	Bowne & Co, Inc	34
800		CSS Industries, Inc	16
156,000		Dai Nippon Printing Co Ltd	2,144
62,805		Dun & Bradstreet Corp	5,101
2,100	e	Ennis, Inc	26
83,421	e	EW Scripps Co (Class A)	174
40,459	e	Harte-Hanks, Inc	374
375,606		John Fairfax Holdings Ltd	369
12,242	e	John Wiley & Sons, Inc (Class A)	407
215,606	e	Journal Communications, Inc (Class A)	226
24,900	e	Lee Enterprises, Inc	13
1,800		McClatchy Co (Class A)	1
35,360	e	Meredith Corp	903
189,109	e	New York Times Co (Class A)	1,042
66,800		Orkla ASA	485
585,761		Pearson plc	5,875
40,400	e	R.R. Donnelley & Sons Co	469
22,388		Reed Elsevier NV	246
719,507		Reed Elsevier plc	5,357
90,275	e	Standard Register Co	294
73,361		Thomson Reuters plc	2,090
141,000		Toppan Printing Co Ltd	1,427
1,200	*,e	VistaPrint Ltd	51

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,846		Washington Post Co (Class B)	$5,582
		TOTAL PRINTING AND PUBLISHING	32,846

RAILROAD TRANSPORTATION - 0.60%
80,880		Burlington Northern Santa Fe Corp	5,948
53,300		Canadian National Railway Co	2,290
6,200		Canadian Pacific Railway Ltd	247
337,380		CSX Corp	11,683
123,506		Firstgroup PLC	727
4,700	*,e	Genesee & Wyoming, Inc (Class A)	125
483,000		Hankyu Hanshin Holdings, Inc	2,266
67,044	*,e	Kansas City Southern Industries, Inc	1,080
969,663		MTR Corp	2,909
420,585		Norfolk Southern Corp	15,843
265,553		Stagecoach Group plc	554
		TOTAL RAILROAD TRANSPORTATION	43,672

REAL ESTATE - 0.36%
54,068	*	CB Richard Ellis Group, Inc (Class A)	506
378,200		City Developments Ltd	2,240
12,398	e	Forest City Enterprises, Inc (Class A)	82
26,565	*,e	Forestar Real Estate Group, Inc	316
1,087,950		Hang Lung Properties Ltd	3,601
2,400	e	Jones Lang LaSalle, Inc	79
27,737		Leighton Holdings Ltd	525
393,200		Mitsubishi Estate Co Ltd	6,574
346,000		Mitsui Fudosan Co Ltd	6,045
33,399	e	Stewart Enterprises, Inc (Class A)	161
505,000		Sun Hung Kai Properties Ltd	6,308
		TOTAL REAL ESTATE	26,437

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
381	*,e	Deckers Outdoor Corp	27
64,635		Michelin (C.G.D.E.) (Class B)	3,683
120,960		Mitsui Chemicals, Inc	388
1,075,974		Pirelli & C S.p.A.	376
52,543	e	Sealed Air Corp	969
11,100	e	Spartech Corp	102
1,800	*	Trex Co, Inc	24
24,565		Tupperware Corp	639
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,208

SECURITY AND COMMODITY BROKERS - 1.65%
94,759		Ameriprise Financial, Inc	2,300
72,641	e	BlackRock, Inc	12,743
83,641		Broadridge Financial Solutions, Inc	1,387
859,082		Charles Schwab Corp	15,068
46,902	e	CME Group, Inc	14,592
288,116		Credit Suisse Group	13,152
971,100		Daiwa Securities Group, Inc	5,796
1,040		Diamond Hill Investment Group, Inc	42
48,717		Duff & Phelps Corp	866
29,700	e	Eaton Vance Corp	794

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
47,770	e	Evercore Partners, Inc (Class A)	$938
43,789	e	Federated Investors, Inc (Class B)	1,055
217,824		Franklin Resources, Inc	15,686
53,546	*	IntercontinentalExchange, Inc	6,117
1,750	*	International Assets Holding Corp	26
317,539		Invesco Ltd	5,659
74,983	e	Legg Mason, Inc	1,828
70,999	*	Nasdaq Stock Market, Inc	1,513
688,800		Nomura Holdings, Inc	5,820
181,930		NYSE Euronext	4,958
18,240		Pzena Investment Management, Inc (Class A)	138
86,369		SEI Investments Co	1,558
186,903	e	T Rowe Price Group, Inc	7,788
56,898	e	US Global Investors, Inc (Class A)	527
		TOTAL SECURITY AND COMMODITY BROKERS	120,351

SOCIAL SERVICES - 0.00%
44,409	*,e	Capital Senior Living Corp	202
		TOTAL SOCIAL SERVICES	202

SPECIAL TRADE CONTRACTORS - 0.03%
400	e	Alico, Inc	12
8,300	e	Chemed Corp	328
2,050		Comfort Systems USA, Inc	21
6,983	*	Layne Christensen Co	143
66,082	*	Quanta Services, Inc	1,528
		TOTAL SPECIAL TRADE CONTRACTORS	2,032

STONE, CLAY, AND GLASS PRODUCTS - 0.65%
488,271		3M Co	29,346
5,965	e	Apogee Enterprises, Inc	73
7,922	*	Cabot Microelectronics Corp	224
21,025	e	CARBO Ceramics, Inc	719
285,918		CRH plc	6,538
63,051	e	Gentex Corp	731
32,960		Holcim Ltd	1,872
57,939		Lafarge S.A.	3,922
28,254	*	Lafarge S.A. new	1,850
83,000		NGK Insulators Ltd	1,697
31,700	*,e	Owens Corning, Inc	405
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	47,377

TEXTILE MILL PRODUCTS - 0.00%
1,300		Albany International Corp (Class A)	15
22,800		Oxford Industries, Inc	265
		TOTAL TEXTILE MILL PRODUCTS	280

TRANSPORTATION BY AIR - 0.38%
420,545	*,e	Airtran Holdings, Inc	2,603
3,000	*	All Nippon Airways Co Ltd	10
623,369		Auckland International Airport Ltd	648
66,237		British Airways plc	136

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
68,937	*,e	Continental Airlines, Inc (Class B)	$611
249,448	*	Delta Air Lines, Inc	1,444
62,034	*	ExpressJet Holdings, Inc	86
254,064	e	FedEx Corp	14,131
408,573	*,e	JetBlue Airways Corp	1,745
224,000		Singapore Airlines Ltd	2,057
36,065		Skywest, Inc	368
579,255		Southwest Airlines Co	3,898
		TOTAL TRANSPORTATION BY AIR	27,737

TRANSPORTATION EQUIPMENT - 1.15%
3,800		A.O. Smith Corp	124
24,300		Aisin Seiki Co Ltd	528
84,800	e	American Axle & Manufacturing Holdings, Inc	292
48,937		ArvinMeritor, Inc	215
7,885	*,e	ATC Technology Corp	114
127,203		Bayerische Motoren Werke AG.	4,790
222,838	*,e	BE Aerospace, Inc	3,200
333,800		Bombardier, Inc	990
130,600	*	Denso Corp	3,362
14,800	e	Federal Signal Corp	113
1,660,000	*	Ford Motor Co	10,077
5,139	*,e	Fuel Systems Solutions, Inc	104
234,536		Genuine Parts Co	7,871
189,806	e	Harley-Davidson, Inc	3,077
94,992		Harsco Corp	2,688
337,300	*	Honda Motor Co Ltd	9,314
39,000		NSK Ltd	198
192,413	e	Paccar, Inc	6,255
54,787		Peugeot S.A.	1,439
83,765		Renault S.A.	3,075
152,400		Scania AB (B Shares)	1,511
756,000		SembCorp Marine Ltd	1,404
2,100		Shimano, Inc	80
182,710	*,e	Spirit Aerosystems Holdings, Inc (Class A)	2,510
46,370	e	Superior Industries International, Inc	654
135,684	*	Tenneco, Inc	1,438
817,210		Tomkins PLC	1,990
8,700	*	Toyota Industries Corp	217
19,076		Volkswagen AG.	6,453
67,264		Volkswagen AG. (Preference)	4,695
134,600		Volvo AB (A Shares)	829
341,990		Volvo AB (B Shares)	2,110
39,340		Westinghouse Air Brake Technologies Corp	1,266
102,500		Yamaha Motor Co Ltd	1,142
		TOTAL TRANSPORTATION EQUIPMENT	84,125

TRANSPORTATION SERVICES - 0.09%
81,069		Autostrade S.p.A.	1,638
22,693		CH Robinson Worldwide, Inc	1,183
99,916		Cintra Concesiones de Infraestructuras de Transporte S.A.	620
141,859		Deutsche Lufthansa AG.	1,776
22,989	e	Expeditors International Washington, Inc	766
2,064	*	Hub Group, Inc (Class A)	43
36,000	*	Interval Leisure Group, Inc	336
85,068	*,e	Orbitz Worldwide, Inc	162

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

			VALUE
SHARES		COMPANY	(000)
52,505		Toll Holdings Ltd	$264
2,600		UTI Worldwide, Inc	30
		TOTAL TRANSPORTATION SERVICES	6,818

TRUCKING AND WAREHOUSING - 0.47%
528,608		Deutsche Post AG.	6,885
73,000		Nippon Express Co Ltd	333
13,837		TNT NV	269
505,534		United Parcel Service, Inc (Class B)	25,271
1,600	e	Werner Enterprises, Inc	29
94,000		Yamato Transport Co Ltd	1,255
		TOTAL TRUCKING AND WAREHOUSING	34,042

WATER TRANSPORTATION - 0.07%
17,791	e	Alexander & Baldwin, Inc	417
56,000	*	Gulfmark Offshore, Inc	1,546
36,022	*	Hornbeck Offshore Services, Inc	771
153,000		Kawasaki Kisen Kaisha Ltd	632
376,000		Nippon Yusen Kabushiki Kaisha	1,627
		TOTAL WATER TRANSPORTATION	4,993

WHOLESALE TRADE-DURABLE GOODS - 0.58%
121,197	e	Agilysys, Inc	567
109,330	e	Barnes Group, Inc	1,300
51,856	e	BorgWarner, Inc	1,771
295,728		Bunzl plc	2,445
47,825	e	Castle (A.M.) & Co	578
52,882	*	Chindex International, Inc	654
7,328		Compagnie de Saint-Gobain	245
222,696	*	Fortescue Metals Group Ltd	680
747,810		Li & Fung Ltd	2,007
2,500	*,e	LKQ Corp	41
8,672	*,e	MWI Veterinary Supply, Inc	302
599,000		Nissan Motor Co Ltd	3,644
80,000		Nisshin Steel Co Ltd	179
5,558	e	Owens & Minor, Inc	244
76,533	*,e	Patterson Cos, Inc	1,661
2,500	*,e	PSS World Medical, Inc	46
13,424		Rautaruukki Oyj	268
123,538	e	Reliance Steel & Aluminum Co	4,743
105,065		Schneider Electric S.A.	8,004
3,600	*	Tech Data Corp	118
23,000	*,e	Tyler Technologies, Inc	359
92,929	e	W.W. Grainger, Inc	7,609
17,580	*	WESCO International, Inc	440
115,996		Wesfarmers Ltd	2,117
131,715	*	Wolseley plc	2,509
		TOTAL WHOLESALE TRADE-DURABLE GOODS	42,531

WHOLESALE TRADE-NONDURABLE GOODS - 0.44%
6,480	e	Airgas, Inc	263
63,861	*	Akorn, Inc	77
13,200		Akzo Nobel NV	581

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
59,172	e	Allscripts Healthcare Solutions, Inc			$938
2,536	*,e	Clearwater Paper Corp			64
8,757	*	Dean Foods Co			168
75,320	*	Endo Pharmaceuticals Holdings, Inc			1,350
7,100	*	Gildan Activewear, Inc			105
16,830	*,e	Henry Schein, Inc			807
11,000		Kikkoman Corp			111
3,500		Metro, Inc			114
2,100		Myers Industries, Inc			17
13,956	e	Nash Finch Co			378
2,421,200		Noble Group Ltd			3,042
452,200	*	Sojitz Holdings Corp			995
18,582	e	Spartan Stores, Inc			231
660,521		Sysco Corp			14,849
334,862		Unilever NV			8,063
1,900	*,e	Volcom, Inc			24
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			32,177

		TOTAL COMMON STOCKS			4,318,518
		(Cost $4,791,462)

RIGHTS / WARRANTS - 0.00%**
DEPOSITORY INSTITUTIONS - 0.00%**
180,978	m	Fortis			–	^
		TOTAL DEPOSITORY INSTITUTIONS			–	^

		TOTAL RIGHTS / WARRANTS			–	^
		(Cost $–^)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 9.99%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.89%
$ 14,990,000		Federal Home Loan Bank (FHLB)	0.000%	07/15/09	14,989
13,500,000		FHLB	0.000	08/13/09	13,497
33,000,000		FHLB	0.000	09/18/09	32,989
15,200,000		FHLB	0.000	10/23/09	15,192
17,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/07/09	16,999
7,117,000		FHLMC	0.000	10/20/09	7,113
31,802,000		FHLMC	0.000	10/26/09	31,784
36,737,000		FHLMC	0.000	11/02/09	36,708
7,500,000		Federal National Mortgage Association (FNMA)	0.000	10/21/09	7,496
34,100,000		FNMA	0.000	10/28/09	34,081
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			210,848
		(Cost $210,848)

U.S. TREASURY BILLS - 0.64%
47,000,000		United States Treasury Bills		11/12/09	46,958
		TOTAL U.S. TREASURY BILLS			46,958
		(Cost $46,961)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.46%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.82%
9,440,000		Federal Home Loan Bank (FHLB)		07/02/09	9,440

COLLEGE RETIREMENT EQUITIES FUND - CREF Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 4,500,000		FHLB	0.000%	07/09/09	$4,500
36,000,000		FHLB	0.000	07/22/09	35,990
25,000,000		FHLB	0.000	08/19/09	24,980
1,600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/06/09	1,600
5,700,000		FHLMC	0.000	07/27/09	5,699
19,912,000		FHLMC	0.000	08/03/09	19,904
52,200,000		FHLMC	0.000	09/14/09	52,182
1,800,000		FHLMC	0.000	09/28/09	1,799
2,554,000		FHLMC	0.000	10/20/09	2,553
8,000,000		FHLMC	0.000	11/02/09	7,994
1,914,000		Federal National Mortgage Association (FNMA)	0.000	08/10/09	1,914
28,400,000		FNMA	0.000	09/01/09	28,393
1,000,000		FNMA	0.000	09/17/09	1,000
2,512,000		FNMA	0.000	10/21/09	2,511
4,942,000		FNMA	0.000	11/04/09	4,937
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			205,396
U.S. TREASURY BILLS - 3.64%
4,000,000		United States Treasury Bills	0.000	09/24/09	3,998
35,000,000		United States Treasury Bills	0.000	11/15/09	34,946
127,000,000		United States Treasury Bills	0.000	11/19/09	126,874
100,000,000		United States Treasury Bills	0.000	11/27/09	99,886
		TOTAL U.S. TREASURY BILLS			265,704

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			471,100
		(Cost $471,036)

		TOTAL SHORT-TERM INVESTMENTS			728,906
		(Cost $728,806)

		TOTAL PORTFOLIO - 108.36%			7,902,847
		(Cost $8,425,315)

		OTHER ASSETS AND LIABILITIES, NET - (8.36) %			(609,616)

		NET ASSETS - 100.00%			$7,293,231

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	LLC	Limited Liability Corporation
	LP	Limited Partnership
	NR	Not Rated by Moody's
	plc	Public Limited Company

	†	As provided by Moody's Investors Service
	*	Non-income producing
	**	Percentage represents less than 0.01%
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2009 the value of these securities amounted to $123,682,756 or 1.70% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon rate represents the rate at period end.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

COLLEGE RETIREMENT EQUITIES FUND CREF MONEY MARKET ACCOUNT SCHEDULE OF INVESTMENTS (unaudited) June 30, 2009

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 1.47%

CORPORATE BONDS - 0.17%

DEPOSITORY INSTITUTIONS - 0.17%
$ 25,000,000	i	Barclays Bank plc	0.680%	09/21/09	$25,001
		TOTAL DEPOSITORY INSTITUTIONS			25,001

		TOTAL CORPORATE BONDS			25,001
		(Cost $25,001)

GOVERNMENT BONDS 1.30%

AGENCY SECURITIES - 0.39%
30,000,000		Federal Farm Credit Bank (FFCB)	4.130	07/17/09	30,045
17,000,000		Federal National Mortgage Association (FNMA)	3.000	03/10/10	17,300
10,000,000		Private Export Funding Corp	7.200	01/15/10	10,331
		TOTAL AGENCY SECURITIES			57,676

U.S. TREASURY SECURITIES - 0.91%
25,000,000		United States Treasury Note	2.000	02/28/10	25,263
39,690,000		United States Treasury Note	2.630	05/31/10	40,572
67,500,000		United States Treasury Note	2.880	06/30/10	69,027
		TOTAL U.S. TREASURY SECURITIES			134,862

		TOTAL GOVERNMENT BONDS			192,538
		(Cost $192,538)

		TOTAL BONDS			217,539
		(Cost $217,539)

SHORT-TERM INVESTMENTS - 98.49%

BANKER'S ACCEPTANCES - 2.04%
8,851,000		Bank of America NA	0.000	07/01/09	8,851
3,353,000		Bank of America NA	0.000	07/13/09	3,353
1,064,000		Bank of America NA	0.000	07/21/09	1,064
9,206,000		Bank of America NA	0.000	07/22/09	9,204
6,442,000		Bank of America NA	0.000	08/04/09	6,436
4,764,000		Bank of America NA	0.000	08/18/09	4,760
5,077,000		Bank of America NA	0.000	08/27/09	5,072
1,757,000		Bank of America NA	0.000	09/02/09	1,755
2,547,000		Bank of America NA	0.000	09/09/09	2,542
8,314,000		Bank of America NA	0.000	09/21/09	8,303
4,524,000		Bank of America NA	0.000	09/23/09	4,518
9,011,000		Bank of America NA	0.000	10/08/09	8,989

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 1,894,000	Bank of America NA	0.000%	11/03/09	$1,888
65,146,000	Bank of America NA	0.000	11/16/09	64,898
5,822,000	Bank of America NA	0.000	11/20/09	5,801
12,153,000	Bank of America NA	0.000	11/30/09	12,098
15,714,000	Bank of America NA	0.000	12/14/09	15,642
14,000,000	Bank of America NA	0.000	12/15/09	13,940
3,809,000	JPMorgan Chase Bank NA	0.000	07/14/09	3,809
3,259,000	JPMorgan Chase Bank NA	0.000	07/20/09	3,259
19,360,000	JPMorgan Chase Bank NA	0.000	09/01/09	19,347
8,216,000	JPMorgan Chase Bank NA	0.000	09/02/09	8,207
9,447,000	JPMorgan Chase Bank NA	0.000	10/15/09	9,436
20,000,000	Wachovia Bank NA	0.000	08/24/09	19,991
28,900,000	Wachovia Bank NA	0.000	11/23/09	28,836
30,000,000	Wachovia Bank NA	0.000	12/01/09	29,935
	TOTAL BANKER'S ACCEPTANCES			301,934

CERTIFICATE OF DEPOSIT - 13.12%
40,000,000	Abbey National North America LLC	0.250	07/14/09	40,000
25,000,000	Abbey National North America LLC	0.500	09/17/09	25,001
30,000,000	Abbey National North America LLC	0.360	10/29/09	30,002
41,185,000	Abbey National North America LLC	0.470	11/05/09	41,188
25,000,000	Abbey National North America LLC	0.520	11/18/09	25,002
3,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.550	07/27/09	3,000
32,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.730	11/12/09	32,001
27,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.640	11/30/09	27,001
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.610	12/08/09	50,001
48,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.590	12/15/09	48,001
40,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.250	12/30/09	40,050
40,000,000	Bank of Montreal	0.220	07/07/09	40,000
49,500,000	Bank of Montreal	0.270	07/27/09	49,501
50,000,000	Bank of Nova Scotia	0.480	07/24/09	50,000
40,000,000	Bank of Nova Scotia	0.550	08/21/09	40,000
35,000,000	Bank of Nova Scotia	0.500	12/10/09	35,000
25,000,000	Bank of Nova Scotia	0.500	12/15/09	25,000
20,000,000	Bank of Nova Scotia	0.950	06/10/10	20,000
30,000,000	Barclays Bank plc	1.000	07/15/09	30,000
48,000,000	Barclays Bank plc	1.260	08/25/09	48,000
15,000,000	Barclays Bank plc	0.830	09/08/09	15,000
30,000,000	Barclays Bank plc	0.950	10/22/09	30,000
25,000,000	Barclays Bank plc	0.980	11/02/09	25,000
40,000,000	Barclays Bank plc	0.950	11/04/09	40,000
17,000,000	Barclays Bank plc	1.270	11/16/09	17,014
50,000,000	BNP Paribas	0.700	07/06/09	50,000
30,000,000	BNP Paribas	0.740	07/06/09	30,000
50,000,000	BNP Paribas	1.080	07/09/09	50,000
25,000,000	CALYON	0.590	07/02/09	25,000
50,000,000	CALYON	0.420	07/08/09	50,000
44,675,000	CALYON	0.600	07/10/09	44,675
45,000,000	CALYON	0.520	07/23/09	45,001
25,000,000	CALYON	0.360	09/23/09	25,001
25,000,000	CALYON	0.490	10/01/09	25,001
50,000,000	Canadian Imperial Bank of Commerce	0.640	07/17/09	50,000
34,340,000	Lloyds TSB Bank plc	0.730	07/09/09	34,340
25,000,000	Lloyds TSB Bank plc	0.630	07/13/09	25,000

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000		Lloyds TSB Bank plc	0.610%	07/15/09	$50,003
24,502,000		Lloyds TSB Bank plc	0.560	09/30/09	24,503
25,000,000		Lloyds TSB Bank plc	0.540	10/02/09	25,000
50,000,000		Rabobank Nederland NV	0.750	07/27/09	50,000
45,000,000		Rabobank Nederland NV	1.000	10/09/09	45,000
50,000,000		Royal Bank of Scotland plc	0.900	07/29/09	50,000
25,000,000		Royal Bank of Scotland plc	0.440	08/19/09	25,001
50,000,000		Royal Bank of Scotland plc	0.900	10/08/09	50,000
40,000,000		Societe Generale	0.780	07/01/09	40,000
50,000,000		Toronto-Dominion Bank	0.750	07/16/09	50,000
30,000,000		Toronto-Dominion Bank	1.900	07/20/09	30,000
25,000,000		Toronto-Dominion Bank	0.850	07/21/09	25,000
20,000,000		Toronto-Dominion Bank	0.850	09/22/09	20,000
50,000,000		Toronto-Dominion Bank	0.750	10/02/09	50,000
50,000,000		Toronto-Dominion Bank	0.750	10/07/09	50,000
30,000,000		Toronto-Dominion Bank	1.510	11/12/09	30,000
47,000,000		UBS AG.	0.830	07/02/09	47,000
		TOTAL CERTIFICATE OF DEPOSIT			1,941,287

COMMERCIAL PAPER - 40.24%
20,000,000		Abbey National North America LLC	0.000	07/15/09	19,998
30,000,000		Abbey National North America LLC	0.000	07/16/09	29,997
20,000,000		Abbey National North America LLC	0.000	07/21/09	19,997
20,000,000		Abbey National North America LLC	0.000	08/17/09	19,976
3,800,000		Abbey National North America LLC	0.000	08/18/09	3,798
50,000,000		Abbey National North America LLC	0.000	09/14/09	49,922
20,000,000		Abbey National North America LLC	0.000	12/16/09	19,954
40,000,000	g	Abbott Laboratories	0.000	07/01/09	40,000
11,390,000	g	Abbott Laboratories	0.000	07/21/09	11,389
10,300,000	g	Abbott Laboratories	0.000	08/18/09	10,297
10,850,000	g	Abbott Laboratories	0.000	08/20/09	10,847
19,000,000	g	Abbott Laboratories	0.000	09/22/09	18,990
30,000,000	g	Abbott Laboratories	0.000	09/29/09	29,983
7,000,000		Bank of Nova Scotia	0.000	07/21/09	6,999
50,000,000		Bank of Nova Scotia	0.000	09/24/09	49,965
25,000,000		Bank of Nova Scotia	0.000	11/03/09	24,937
6,000,000		Bank of Nova Scotia	0.000	11/04/09	5,990
20,000,000		Bank of Nova Scotia	0.000	11/13/09	19,960
27,935,000		Bank of Nova Scotia	0.000	12/23/09	27,868
23,000,000		BNP Paribas Finance, Inc	0.000	07/17/09	22,998
19,330,000		BNP Paribas Finance, Inc	0.000	07/22/09	19,328
30,000,000		BNP Paribas Finance, Inc	0.000	07/28/09	29,995
71,000,000		BNP Paribas Finance, Inc	0.000	07/29/09	70,986
25,000,000		BNP Paribas Finance, Inc	0.000	07/31/09	24,994
36,925,000		Calyon North America, Inc	0.000	07/02/09	36,925
3,800,000		Calyon North America, Inc	0.000	07/16/09	3,800
20,000,000		Calyon North America, Inc	0.000	08/27/09	19,991
4,700,000		Calyon North America, Inc	0.000	09/01/09	4,697
25,000,000		Calyon North America, Inc	0.000	10/01/09	24,978
37,905,000	g	Ciesco LLC	0.000	07/23/09	37,892
35,000,000	g	Ciesco LLC	0.000	08/05/09	34,983
20,000,000	g	Ciesco LLC	0.000	08/07/09	19,994
50,000,000	p	Citigroup Funding, Inc-TLGP	0.000	07/08/09	49,997
45,000,000	p	Citigroup Funding, Inc-TLGP	0.000	07/10/09	44,997

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 50,000,000	p	Citigroup Funding, Inc-TLGP	0.000%	07/14/09	$49,996
45,000,000	p	Citigroup Funding, Inc-TLGP	0.000	07/21/09	44,994
40,000,000	p	Citigroup Funding, Inc-TLGP	0.000	07/23/09	39,994
30,000,000	p	Citigroup Funding, Inc-TLGP	0.000	07/24/09	29,996
25,000,000	p	Citigroup Funding, Inc-TLGP	0.000	08/11/09	24,993
6,485,000	g	Coca-Cola Co	0.000	07/09/09	6,485
27,015,000	g	Coca-Cola Co	0.000	07/20/09	27,012
8,550,000	g	Coca-Cola Co	0.000	08/05/09	8,548
27,234,000	g	Coca-Cola Co	0.000	09/22/09	27,220
14,000,000	g	Coca-Cola Co	0.000	11/02/09	13,983
25,000,000	g	Colgate-Palmolive Co	0.000	07/20/09	24,997
25,000,000	g	Colgate-Palmolive Co	0.000	07/21/09	24,997
30,000,000	g	Corporate Asset Funding Co, Inc	0.000	07/08/09	29,997
2,877,000	g	Corporate Asset Funding Co, Inc	0.000	07/28/09	2,876
30,000,000	g	Corporate Asset Funding Co, Inc	0.000	08/06/09	29,981
24,000,000	g	Corporate Asset Funding Co, Inc	0.000	08/07/09	23,984
14,500,000	g	Corporate Asset Funding Co, Inc	0.000	08/20/09	14,489
20,000,000	g	Edison Asset Securitization LLC	0.000	08/27/09	19,988
93,800,000	g	Eli Lilly & Co	0.000	08/10/09	93,743
22,260,000	g	Fairway Finance LLC	0.000	07/06/09	22,258
36,894,000	g	Fairway Finance LLC	0.000	07/07/09	36,892
51,789,000	g	Fairway Finance LLC	0.000	07/09/09	51,785
25,000,000	g	Fairway Finance LLC	0.000	07/13/09	24,998
20,000,000	g	Fairway Finance LLC	0.000	07/15/09	19,998
32,000,000	g	Fairway Finance LLC	0.000	07/17/09	31,996
30,000,000	p	GECC-TLGP	0.000	07/02/09	29,999
50,000,000	p	GECC-TLGP	0.000	07/08/09	49,994
50,000,000	p	GECC-TLGP	0.000	07/13/09	49,988
30,000,000	p	GECC-TLGP	0.000	07/14/09	29,992
25,000,000	p	GECC-TLGP	0.000	07/31/09	24,988
3,800,000	g	Govco LLC	0.000	07/02/09	3,800
24,500,000	g	Govco LLC	0.000	07/20/09	24,494
50,000,000	g	Govco LLC	0.000	08/21/09	49,975
8,275,000	g	Govco LLC	0.000	09/01/09	8,269
48,500,000		ING US Funding LLC	0.000	07/16/09	48,487
6,500,000		ING US Funding LLC	0.000	07/24/09	6,499
23,000,000		ING US Funding LLC	0.000	07/27/09	22,994
12,825,000		ING US Funding LLC	0.000	08/06/09	12,817
3,740,000		ING US Funding LLC	0.000	08/19/09	3,738
25,000,000		ING US Funding LLC	0.000	08/20/09	24,990
15,890,000		ING US Funding LLC	0.000	08/21/09	15,883
4,420,000		ING US Funding LLC	0.000	08/27/09	4,417
78,000,000		ING US Funding LLC	0.000	08/31/09	77,951
44,000,000		ING US Funding LLC	0.000	10/23/09	43,937
40,000,000		ING US Funding LLC	0.000	10/27/09	39,941
14,500,000		ING US Funding LLC	0.000	11/30/09	14,466
12,810,000	g	Johnson & Johnson	0.000	07/31/09	12,808
19,700,000	g	Johnson & Johnson	0.000	09/21/09	19,690
36,875,000	g	Johnson & Johnson	0.000	09/29/09	36,852
12,230,000	g	Johnson & Johnson	0.000	10/08/09	12,222
4,000,000	g	Kitty Hawk Funding Corp	0.000	07/08/09	4,000
6,080,000	g	Kitty Hawk Funding Corp	0.000	07/22/09	6,079
10,159,000	g	Kitty Hawk Funding Corp	0.000	07/24/09	10,157
15,130,000	g	Kitty Hawk Funding Corp	0.000	08/25/09	15,122

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 54,410,000	g	Kitty Hawk Funding Corp	0.000%	09/22/09	$54,362
19,500,000		Lloyds TSB Bank plc	0.000	07/01/09	19,500
39,939,000		Lloyds TSB Bank plc	0.000	08/27/09	39,916
44,100,000		Lloyds TSB Bank plc	0.000	09/22/09	44,031
40,000,000		Lloyds TSB Bank plc	0.000	09/24/09	39,949
48,940,000	g	Nestle Capital Corp	0.000	07/09/09	48,937
5,184,000	g	Nestle Capital Corp	0.000	07/29/09	5,183
5,500,000	g	Nestle Capital Corp	0.000	08/04/09	5,499
20,000,000	g	Nestle Capital Corp	0.000	09/08/09	19,992
10,000,000	g	Nestle Capital Corp	0.000	09/17/09	9,995
46,890,000	g	Nestle Capital Corp	0.000	10/06/09	46,813
20,000,000	g	Nestle Capital Corp	0.000	10/09/09	19,964
30,000,000	g	Nestle Capital Corp	0.000	10/13/09	29,948
50,000,000	g	Nestle Capital Corp	0.000	01/19/10	49,826
12,135,000	g	Nestle Capital Corp	0.000	02/16/10	12,083
25,000,000	g	Nestle Capital Corp	0.000	03/17/10	24,914
25,000,000	g	Old Line Funding LLC	0.000	07/07/09	24,999
27,113,000	g	Old Line Funding LLC	0.000	07/08/09	27,111
15,000,000	g	Old Line Funding LLC	0.000	07/09/09	14,999
10,000,000	g	Old Line Funding LLC	0.000	07/13/09	9,999
45,000,000	g	Old Line Funding LLC	0.000	07/14/09	44,994
58,658,000	g	Old Line Funding LLC	0.000	07/15/09	58,650
27,000,000	g	Old Line Funding LLC	0.000	07/24/09	26,996
10,000,000	g	Old Line Funding LLC	0.000	07/27/09	9,998
5,203,000	g	Old Line Funding LLC	0.000	09/02/09	5,200
47,890,000	g	Old Line Funding LLC	0.000	09/10/09	47,857
45,065,000	g	Old Line Funding LLC	0.000	09/15/09	45,033
10,000,000	g	Old Line Funding LLC	0.000	09/16/09	9,993
20,000,000	g	Old Line Funding LLC	0.000	09/17/09	19,985
25,000,000		PACCAR Financial Corp	0.000	07/01/09	25,000
20,455,000		PACCAR Financial Corp	0.000	07/10/09	20,454
7,045,000		PACCAR Financial Corp	0.000	08/06/09	7,043
55,380,000		PACCAR Financial Corp	0.000	08/13/09	55,361
18,400,000		PACCAR Financial Corp	0.000	08/14/09	18,393
20,000,000		Park Avenue Receivables Corp	0.000	07/02/09	20,000
25,000,000		Park Avenue Receivables Corp	0.000	07/06/09	24,999
25,000,000		Park Avenue Receivables Corp	0.000	07/08/09	24,999
25,000,000		Park Avenue Receivables Corp	0.000	07/09/09	24,999
51,545,000		Park Avenue Receivables Corp	0.000	07/10/09	51,541
13,763,000		Park Avenue Receivables Corp	0.000	07/13/09	13,762
28,555,000		Park Avenue Receivables Corp	0.000	07/14/09	28,552
14,400,000		Park Avenue Receivables Corp	0.000	07/16/09	14,399
40,000,000		Park Avenue Receivables Corp	0.000	07/17/09	39,996
20,000,000		Park Avenue Receivables Corp	0.000	07/23/09	19,997
2,500,000		Park Avenue Receivables Corp	0.000	07/24/09	2,500
25,000,000		Park Avenue Receivables Corp	0.000	08/06/09	24,993
2,700,000		Park Avenue Receivables Corp	0.000	08/19/09	2,699
19,300,000	g	Pfizer, Inc	0.000	07/29/09	19,297
13,390,000	g	Pfizer, Inc	0.000	11/09/09	13,373
57,000,000	g	Private Export Funding Corp	0.000	07/06/09	56,996
46,000,000	g	Private Export Funding Corp	0.000	07/20/09	45,987
44,000,000	g	Private Export Funding Corp	0.000	08/20/09	43,965
25,000,000	g	Private Export Funding Corp	0.000	08/21/09	24,980
25,000,000	g	Private Export Funding Corp	0.000	09/03/09	24,975

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 23,000,000	g	Private Export Funding Corp	0.000%	09/09/09	$22,975
20,000,000	g	Private Export Funding Corp	0.000	09/15/09	19,973
15,000,000	g	Private Export Funding Corp	0.000	12/11/09	14,969
26,000,000	g	Private Export Funding Corp	0.000	12/18/09	25,945
20,000,000	g	Private Export Funding Corp	0.000	02/03/10	19,934
23,845,000	g	Private Export Funding Corp	0.000	02/05/10	23,765
14,000,000	g	Private Export Funding Corp	0.000	02/11/10	13,952
31,130,000	g	Procter & Gamble International Funding S.C.A	0.000	07/15/09	31,128
50,000,000	g	Procter & Gamble International Funding S.C.A	0.000	07/22/09	49,994
9,400,000	g	Procter & Gamble International Funding S.C.A	0.000	09/01/09	9,397
21,110,000	g	Procter & Gamble International Funding S.C.A	0.000	09/17/09	21,099
20,000,000		Rabobank USA Financial Corp	0.000	07/01/09	20,000
20,000,000		Rabobank USA Financial Corp	0.000	07/23/09	19,991
3,500,000		Rabobank USA Financial Corp	0.000	07/31/09	3,499
9,000,000		Rabobank USA Financial Corp	0.000	08/19/09	8,996
20,000,000		Rabobank USA Financial Corp	0.000	09/03/09	19,989
30,000,000		Rabobank USA Financial Corp	0.000	10/14/09	29,948
50,000,000		Rabobank USA Financial Corp	0.000	11/18/09	49,895
46,635,000		Rabobank USA Financial Corp	0.000	11/25/09	46,546
20,000,000		Rabobank USA Financial Corp	0.000	12/08/09	19,956
24,253,000	g	Ranger Funding Co LLC	0.000	07/07/09	24,252
25,000,000	g	Ranger Funding Co LLC	0.000	07/14/09	24,998
10,215,000	g	Ranger Funding Co LLC	0.000	07/15/09	10,214
10,000,000	g	Ranger Funding Co LLC	0.000	07/17/09	9,999
32,394,000	g	Ranger Funding Co LLC	0.000	07/20/09	32,389
30,000,000	g	Ranger Funding Co LLC	0.000	07/24/09	29,994
3,743,000	g	Ranger Funding Co LLC	0.000	08/18/09	3,741
6,000,000	g	Ranger Funding Co LLC	0.000	08/19/09	5,997
20,000,000		Royal Bank of Scotland plc	0.000	07/28/09	19,996
25,000,000		Royal Bank of Scotland plc	0.000	07/30/09	24,994
17,000,000		Royal Bank of Scotland plc	0.000	08/04/09	16,992
44,200,000		Royal Bank of Scotland plc	0.000	09/28/09	44,116
20,000,000	g	Sheffield Receivables Corp	0.000	07/08/09	19,997
20,000,000	g	Sheffield Receivables Corp	0.000	07/10/09	19,996
30,000,000	g	Sheffield Receivables Corp	0.000	07/14/09	29,997
10,000,000	g	Sheffield Receivables Corp	0.000	07/15/09	9,999
15,000,000	g	Sheffield Receivables Corp	0.000	07/16/09	14,998
30,000,000	g	Sheffield Receivables Corp	0.000	07/20/09	29,996
20,000,000	g	Sheffield Receivables Corp	0.000	08/20/09	19,992
69,015,000	g	Shell International Finance BV	0.000	09/24/09	68,978
25,000,000		Societe Generale North America, Inc	0.000	07/01/09	25,000
44,590,000		Societe Generale North America, Inc	0.000	07/16/09	44,585
75,000,000		Societe Generale North America, Inc	0.000	07/31/09	74,962
20,000,000		Societe Generale North America, Inc	0.000	08/19/09	19,992
20,000,000		Svensk Exportkredit AB	0.000	07/06/09	19,999
65,000,000		Svensk Exportkredit AB	0.000	07/07/09	64,987
23,500,000		Svensk Exportkredit AB	0.000	08/18/09	23,468
2,000,000		Svensk Exportkredit AB	0.000	09/21/09	1,998
25,000,000	g	Toronto-Dominion Holdings USA, Inc	0.000	07/21/09	24,994
25,000,000	g	Toronto-Dominion Holdings USA, Inc	0.000	09/25/09	24,888
20,000,000	g	Toronto-Dominion Holdings USA, Inc	0.000	03/23/10	19,907
50,000,000		Toyota Motor Credit Corp	0.000	07/09/09	49,997
50,000,000		Toyota Motor Credit Corp	0.000	07/21/09	49,993
60,000,000		Toyota Motor Credit Corp	0.000	07/28/09	59,987

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 25,000,000		Toyota Motor Credit Corp	0.000%	07/31/09	$24,994
50,000,000		Toyota Motor Credit Corp	0.000	08/18/09	49,979
20,000,000		Toyota Motor Credit Corp	0.000	08/19/09	19,992
20,000,000		UBS Finance Delaware LLC	0.000	07/29/09	19,983
20,000,000	g	Unilever Capital Corp	0.000	07/01/09	20,000
14,500,000	g	Unilever Capital Corp	0.000	07/20/09	14,498
39,000,000	g	Unilever Capital Corp	0.000	08/18/09	38,986
15,915,000	g	Unilever Capital Corp	0.000	08/19/09	15,910
20,000,000	g	Unilever Capital Corp	0.000	08/20/09	19,993
20,000,000	g	Unilever Capital Corp	0.000	08/21/09	19,993
11,000,000	g	Unilever Capital Corp	0.000	08/24/09	10,997
40,280,000	g	Unilever Capital Corp	0.000	09/08/09	40,263
42,000,000	g	Unilever Capital Corp	0.000	09/22/09	41,977
30,000,000	g	United Parcel Service, Inc	0.000	07/01/09	30,000
33,000,000	g	Variable Funding Capital Co LLC	0.000	07/13/09	32,997
20,000,000	g	Variable Funding Capital Co LLC	0.000	07/15/09	19,998
4,416,000	g	Variable Funding Capital Co LLC	0.000	07/16/09	4,416
11,242,000	g	Variable Funding Capital Co LLC	0.000	07/20/09	11,240
20,023,000	g	Variable Funding Capital Co LLC	0.000	07/22/09	20,020
25,000,000	g	Variable Funding Capital Co LLC	0.000	07/24/09	24,996
20,000,000	g	Variable Funding Capital Co LLC	0.000	07/27/09	19,994
40,000,000	g	Variable Funding Capital Co LLC	0.000	07/28/09	39,991
25,000,000	g	Wal-Mart Stores, Inc	0.000	09/08/09	24,964
25,000,000	g	Wal-Mart Stores, Inc	0.000	09/21/09	24,963
4,007,000	g	Yorktown Capital LLC	0.000	07/01/09	4,007
15,526,000	g	Yorktown Capital LLC	0.000	07/16/09	15,524
25,000,000	g	Yorktown Capital LLC	0.000	07/17/09	24,997
12,302,000	g	Yorktown Capital LLC	0.000	07/20/09	12,300
20,000,000	g	Yorktown Capital LLC	0.000	08/24/09	19,988
50,000,000	g	Yorktown Capital LLC	0.000	08/25/09	49,969
34,000,000	g	Yorktown Capital LLC	0.000	09/08/09	33,967
		TOTAL COMMERCIAL PAPER			5,954,396

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 33.82%
18,715,000		Federal Farm Credit Bank (FFCB)	0.000	07/28/09	18,713
1,900,000		FFCB	0.000	11/20/09	1,894
10,000,000		FFCB	0.000	11/24/09	9,988
10,500,000		FFCB	0.000	12/01/09	10,484
20,000,000		FFCB	0.000	12/11/09	19,923
6,000,000		FFCB	0.000	04/19/10	5,978
10,000,000		Federal Home Loan Bank (FHLB)	0.000	07/01/09	10,000
6,700,000		FHLB	0.000	07/10/09	6,700
19,480,000		FHLB	0.000	07/14/09	19,479
30,609,000		FHLB	0.000	07/15/09	30,607
12,160,000		FHLB	0.000	07/27/09	12,159
17,800,000		FHLB	0.000	07/28/09	17,797
35,567,000		FHLB	0.000	07/29/09	35,562
5,490,000		FHLB	0.000	08/04/09	5,489
49,235,000		FHLB	0.000	08/04/09	49,316
20,850,000		FHLB	0.000	08/05/09	20,846
29,394,000		FHLB	0.000	08/07/09	29,385
4,500,000		FHLB	0.000	08/10/09	4,498
45,000,000		FHLB	0.000	08/14/09	44,990
50,000,000		FHLB	0.000	08/19/09	49,987

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 88,000,000	FHLB	0.000%	08/25/09	$87,972
25,000,000	FHLB	0.000	08/27/09	24,992
73,500,000	FHLB	0.000	08/28/09	73,465
49,740,000	FHLB	0.000	09/02/09	49,690
75,183,000	FHLB	0.000	09/04/09	75,139
12,000,000	FHLB	0.000	09/09/09	11,986
25,000,000	FHLB	0.000	09/11/09	24,990
4,951,000	FHLB	0.000	09/15/09	4,946
38,399,000	FHLB	0.000	09/16/09	38,363
72,820,000	FHLB	0.000	09/18/09	72,734
40,000,000	FHLB	0.000	09/23/09	39,979
50,000,000	FHLB	0.000	09/28/09	49,926
25,000,000	FHLB	0.000	09/29/09	24,987
25,000,000	FHLB	0.000	10/01/09	24,960
6,415,000	FHLB	0.000	10/09/09	6,407
10,000,000	FHLB	0.000	10/13/09	9,984
50,000,000	FHLB	0.000	10/21/09	49,949
10,000,000	FHLB	0.000	10/30/09	9,989
88,666,000	FHLB	0.000	11/02/09	88,526
35,340,000	FHLB	0.000	11/06/09	35,265
19,281,000	FHLB	0.000	11/13/09	19,261
12,299,000	FHLB	0.000	11/20/09	12,284
50,000,000	FHLB	0.000	12/01/09	49,904
14,240,000	FHLB	0.000	12/07/09	14,196
50,000,000	FHLB	0.000	12/08/09	49,822
25,000,000	FHLB	0.000	12/09/09	25,000
40,000,000	FHLB	0.000	12/14/09	39,865
6,100,000	FHLB	0.000	12/15/09	6,090
1,200,000	FHLB	0.000	01/19/10	1,198
19,550,000	FHLB	0.000	02/01/10	19,474
3,100,000	FHLB	0.000	03/05/10	3,091
14,780,000	FHLB	0.000	04/01/10	14,726
30,000,000	FHLB	0.000	04/22/10	29,836
10,000,000	FHLB	0.000	04/26/10	9,948
18,750,000	FHLB	0.000	06/15/10	18,749
10,000,000	FHLB	0.000	06/22/10	9,993
36,690,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/06/09	36,687
76,471,000	FHLMC	0.000	07/07/09	76,466
20,600,000	FHLMC	0.000	07/13/09	20,597
50,000,000	FHLMC	0.000	07/27/09	49,980
25,550,000	FHLMC	0.000	07/28/09	25,543
50,705,000	FHLMC	0.000	08/03/09	50,680
25,000,000	FHLMC	0.000	08/10/09	24,986
42,800,000	FHLMC	0.000	08/11/09	42,773
41,263,000	FHLMC	0.000	08/17/09	41,234
80,000,000	FHLMC	0.000	08/24/09	79,937
74,200,000	FHLMC	0.000	08/31/09	74,129
22,700,000	FHLMC	0.000	09/01/09	22,678
50,000,000	FHLMC	0.000	09/02/09	49,949
108,500,000	FHLMC	0.000	09/14/09	108,363
50,000,000	FHLMC	0.000	09/15/09	49,935
50,000,000	FHLMC	0.000	09/21/09	49,923
22,050,000	FHLMC	0.000	09/23/09	22,019
44,497,000	FHLMC	0.000	09/25/09	44,423

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$ 50,000,000	FHLMC	0.000%	09/28/09	$49,946
78,970,000	FHLMC	0.000	09/30/09	78,857
100,887,000	FHLMC	0.000	10/05/09	100,770
60,000,000	FHLMC	0.000	10/19/09	59,940
17,100,000	FHLMC	0.000	10/23/09	17,074
20,410,000	FHLMC	0.000	11/09/09	20,371
50,000,000	FHLMC	0.000	11/16/09	49,891
50,000,000	FHLMC	0.000	11/17/09	49,884
15,000,000	FHLMC	0.000	11/23/09	14,955
23,535,000	FHLMC	0.000	11/25/09	23,485
3,595,000	FHLMC	0.000	11/30/09	3,590
69,295,000	FHLMC	0.000	12/07/09	69,137
27,057,000	FHLMC	0.000	12/21/09	26,959
37,150,000	FHLMC	0.000	12/23/09	37,018
20,568,000	FHLMC	0.000	12/24/09	20,518
25,000,000	FHLMC	0.000	12/29/09	24,933
15,000,000	FHLMC	0.000	12/31/09	14,954
22,375,000	FHLMC	0.000	01/04/10	22,316
905,000	FHLMC	0.000	01/26/10	903
10,000,000	FHLMC	0.000	02/04/10	9,979
31,000,000	FHLMC	0.000	04/16/10	30,885
48,210,000	FHLMC	0.000	05/05/10	48,005
25,660,000	FHLMC	0.000	06/01/10	25,525
20,000,000	Federal National Mortgage Association (FNMA)	0.000	07/02/09	20,000
6,000,000	FNMA	0.000	07/08/09	6,000
75,000,000	FNMA	0.000	07/13/09	74,996
30,000,000	FNMA	0.000	07/16/09	29,998
115,000,000	FNMA	0.000	07/22/09	114,977
40,000,000	FNMA	0.000	07/23/09	39,996
10,690,000	FNMA	0.000	07/27/09	10,686
25,000,000	FNMA	0.000	07/29/09	24,997
149,800,000	FNMA	0.000	07/30/09	149,733
25,000,000	FNMA	0.000	08/03/09	24,986
15,000,000	FNMA	0.000	08/05/09	14,992
50,000,000	FNMA	0.000	08/12/09	49,967
50,000,000	FNMA	0.000	08/17/09	49,964
49,000,000	FNMA	0.000	08/24/09	48,987
120,000,000	FNMA	0.000	08/26/09	119,917
145,705,000	FNMA	0.000	09/01/09	145,559
20,900,000	FNMA	0.000	09/02/09	20,885
19,225,000	FNMA	0.000	09/09/09	19,207
7,790,000	FNMA	0.000	09/15/09	7,780
25,000,000	FNMA	0.000	09/16/09	24,973
50,000,000	FNMA	0.000	09/21/09	49,926
46,495,000	FNMA	0.000	09/23/09	46,448
87,930,000	FNMA	0.000	09/25/09	87,821
9,783,000	FNMA	0.000	09/30/09	9,772
39,360,000	FNMA	0.000	10/01/09	39,280
7,000,000	FNMA	0.000	10/02/09	6,989
27,250,000	FNMA	0.000	10/05/09	27,209
50,000,000	FNMA	0.000	10/13/09	49,915
15,800,000	FNMA	0.000	10/16/09	15,772
50,000,000	FNMA	0.000	10/19/09	49,895
45,000,000	FNMA	0.000	10/21/09	44,952

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$ 59,310,000		FNMA	0.000%	10/26/09	$59,178
8,473,000		FNMA	0.000	10/28/09	8,460
32,640,000		FNMA	0.000	10/30/09	32,563
5,000,000		FNMA	0.000	11/05/09	4,991
5,000,000		FNMA	0.000	11/09/09	4,989
110,000		FNMA	0.000	11/27/09	110
15,650,000		FNMA	0.000	12/01/09	15,600
6,935,000		FNMA	0.000	12/07/09	6,921
17,955,000		FNMA	0.000	12/14/09	17,907
11,460,000		FNMA	0.000	12/21/09	11,415
27,000,000		FNMA	0.000	12/22/09	26,931
25,000,000		FNMA	0.000	12/28/09	24,926
13,335,000		FNMA	0.000	12/30/09	13,294
19,735,000		FNMA	0.000	01/19/10	19,677
18,380,000		FNMA	0.000	02/01/10	18,337
107,657,000		FNMA	0.000	04/01/10	107,200
3,011,000		FNMA	0.000	05/03/10	2,999
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,003,755

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 6.73%
80,000,000	i	Federal Home Loan Bank (FHLB)	0.650	09/10/09	80,000
100,000,000	i	FHLB	0.120	01/08/10	100,000
90,000,000	i	FHLB	0.840	01/13/10	89,990
100,000,000	i	FHLB	0.660	02/02/10	100,000
42,000,000	i	FHLB	0.850	02/26/10	42,000
100,000,000	i	FHLB	0.860	03/11/10	99,995
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.880	02/04/10	100,000
190,000,000	i	FHLMC	0.820	02/09/10	190,044
100,000,000	i	FHLMC	0.500	03/26/10	100,000
44,385,000	i	Federal National Mortgage Association (FNMA)	0.990	01/28/10	44,497
50,000,000	i	FNMA	0.220	02/26/10	50,000
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			996,526

U.S. TREASURY BILLS - 2.24%
20,000,000		United States Treasury Bill	0.000	10/08/09	19,985
37,105,000		United States Treasury Bill	0.000	10/22/09	37,043
212,315,000		United States Treasury Bill	0.000	11/19/09	211,942
63,000,000		United States Treasury Bill	0.000	12/17/09	62,898
		TOTAL U.S. TREASURY BILLS			331,868

VARIABLE NOTES - 0.30%
45,000,000	i	Toyota Motor Credit Corp	0.660	07/10/09	45,000
		TOTAL VARIABLE NOTES			45,000

		TOTAL SHORT-TERM INVESTMENTS			14,574,766
		(Cost $14,574,766)

		TOTAL PORTFOLIO - 99.96%			14,792,305
		(Cost $14,792,305)
		OTHER ASSETS AND LIABILITIES, NET - 0.04%			5,263

		NET ASSETS - 100.00%			$14,797,568

COLLEGE RETIREMENT EQUITIES FUND - CREF Money Market Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Corporation
plc	Public Limited Company
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2009 the value of these securities amounted to $3,172,379,282 or 21.44% of net assets.

i	Floating or variable rate security. Coupon rate represents the rate at period end.
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 24, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 24, 2009	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer